                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-06557
                                   --------------------------------------------
STI Classic Funds
--------------------------------------------------------------------------------
               (Exact name of registrant as specified in charter)

BISYS Fund Services, 3435 Stelzer Road Columbus, Ohio             43219
--------------------------------------------------------------------------------
(Address of principal executive offices)                        (Zip code)

          BISYS Fund Services, 3435 Stelzer Road Columbus, Ohio 43219
--------------------------------------------------------------------------------
                    (Name and address of agent for service)

Registrant's telephone number, including area code: 614-470-8000
                                                    ----------------------------

Date of fiscal year end: March 31, 2006
                         -------------------------------------------------------

Date of reporting period: September 30, 2005
                          ------------------------------------------------------


ITEM 1. REPORTS TO STOCKHOLDERS.

                            2005 SEMI-ANNUAL REPORT
         -------------------------------------------------------------
                                  Equity Funds









                                                              September 30, 2005







                            [STI CLASSIC FUNDS LOGO]

TABLE OF CONTENTS
--------------------------------------------------------------------------------
STI CLASSIC FUNDS September 30, 2005


President and Chief Investment Officer Letter to Shareholders . . . .   1

Industry Allocation . . . . . . . . . . . . . . . . . . . . . . . . .   3

Schedules of Portfolio Investments. . . . . . . . . . . . . . . . . .   7
Statements of Assets and Liabilities. . . . . . . . . . . . . . . . .  58
Statements of Operations. . . . . . . . . . . . . . . . . . . . . . .  61
Statements of Changes in Net Assets . . . . . . . . . . . . . . . . .  64
Financial Highlights. . . . . . . . . . . . . . . . . . . . . . . . .  76
Notes to Financial Statements . . . . . . . . . . . . . . . . . . . .  86
Trustees and Officers of the STI Classic Funds. . . . . . . . . . . .  97
Additional Information. . . . . . . . . . . . . . . . . . . . . . . .  99

PRESIDENT AND CIO LETTER TO SHAREHOLDERS
--------------------------------------------------------------------------------
SEPTEMBER 30, 2005


Dear Valued Shareholders of the STI Classic Funds,

During the past six months, the financial markets have climbed the proverbial wall of worry. Concerns of weakening growth prospects, challenged further by the growing headwinds of rising energy costs, potential energy shortages, and fears of endless Federal Reserve (the "Fed") interest rate hikes affected the markets. In the end, equities and bonds improved broadly; the S&P 500 gained 5.0% on a total return basis for the six months ended September 30, 2005 and the Lehman Brothers Aggregate Bond Index added 2.3%.

Events can define our understanding and interpretation of time, and the horror, devastation, and aftermath of Hurricanes Katrina and Rita cast a negative tone to the period. Our thoughts and prayers go out to the thousands of people who have been lost or displaced, and our heartfelt gratitude goes to all those who gave, and are giving, their time and resources to ease the suffering and repair the damage. But within this suffering there were also some positive developments and trends evident during the period as well.

An important backdrop to the past six months was the continued, though gradual, improvement in the economy. Job growth remained steady and actually accelerated in the third quarter prior to the hurricanes, fueling income and spending growth. Industrial orders and output increased and inventory/sales ratios were trimmed even further, thus reducing excess capacity. Moreover, the housing market remained strong and prices continued to rise.

However, the ability of the economy to exceed reduced expectations did not escape the notice of the Fed, which became increasingly concerned that core inflation would accelerate to unacceptable levels. The Fed increased the overnight fed funds rate another four times to 3.75% from the 1% low in June 2004 in an attempt to stay ahead of these pressures. Another restraint was the impact of Hurricanes Katrina and Rita which flooded the Gulf Coast region and knocked energy and refining activity offline. Energy prices spiked as a result of the supply shock, cutting into consumer discretionary income, damaging confidence, and raising manufacturing costs.

The equity markets moved higher during the period, but the sector performance reflected the increased strain and restraint. The energy sector had the strongest performance gaining 20.6%, followed by the utility sector which enjoyed a 17.3% rise. Technology stocks rebounded nearly 8% as well. However, the higher energy prices and interest rates took their toll on the consumer, pushing discretionary stocks down 1.9% for the period and 7.4% since the beginning of 2005.

Mid-cap stocks continued to perform well relative to large-caps and small-caps. The Russell Mid-Cap Index increased 10.3% during the past six months compared to 5.0% for the S&P 500 and 9.2% for the Russell 2000. International equities continued to perform well, with the MSCI EAFE Index gaining 9.6%.
Well-diversified investors benefited from this performance.

Bond yields trended lower in the second quarter amid concerns about the strength of the economy, but then rose in the third quarter as fears of higher inflation and the potential for aggressive Fed intervention dominated. The yield on the 10-yield Treasury note closed the third quarter at 4.33%, compared to 4.50% on March 31, but fell as low as 3.89% in the interim. With longer-term yields lower and the Fed raising short-term rates, the yield curve flattened further. Within the fixed-income markets, the stronger economy and higher inflation risks helped both the high yield and the inflation-protected Treasury Inflation-Index Securities ("TIPS") sectors outperform.

--------------------------------------------------------------------------------

Looking ahead requires sorting through the myriad of factors influencing growth and profitability and determining which will be more lasting and which will be transitory. In our view, the negative effects of the spike in energy prices, while not insignificant over the near-term, will dissipate as disabled production is brought back online. Energy prices are likely to fall, which would be positive for growth and reduce headline inflationary pressures. The rise in short-term interest rates, the flatter yield curve, and the Fed's call for tighter standards on home equity lending will be a more sustained headwind for growth, although we expect fewer rate increases than was factored into the market at the end of the third quarter. On balance, we believe the economic expansion remains relatively sound, with low inventories, high corporate cash flow, and continued job growth. We see the headwinds mentioned previously as factors that will only tend to slow economic momentum in the coming quarters.

Equities could continue to improve in the period ahead, but we recognize that key factors are shifting and that investment risk and volatility are higher. If the Fed raises interest rates too aggressively, equity markets will struggle. But, if investor worries become excessive, we would be inclined to further increase our exposure to stocks. Our focus is on quality companies that are more likely to withstand these shifting headwinds, and we will use our disciplined investment process to identify opportunities that arise during periods of increased volatility. Our quality focus causes us to overweight large-cap stocks, and we expect a growing preference for growth companies with sustainable earnings power. We also favor, where appropriate, international stocks since we have concerns over the ability of the dollar to sustain its recent gains. In fixed-income portfolios our quality focus leads us to maintain an overweight position in Treasury bonds and underweight corporate securities given the narrow credit quality spreads in the market combined with increased economic and financial risk. We have also re-entered the TIPS market to help protect portfolios against rising inflation pressures.

In our view, the period ahead will have increased risks and volatility and our fund managers are constantly monitoring and evaluating positions to select securities that can thrive in this environment. We appreciate your confidence in us as your investment manager, and we greatly value our relationship with you as a shareholder of the STI Classic Funds. We are working to justify that confidence each day.

Sincerely,

/s/ Douglas S. Phillips

Douglas S. Phillips, CFA
President and Chief Investment Officer
Trusco Capital Management, Inc.


PAST PERFORMANCE IS NOT INDICATIVE OF FUTURE RESULTS. This perspective was prepared for shareholders and prospective shareholders of the STI Classic Funds. Neither the Funds nor any of its affiliates make any representation or warranties as to the accuracy or merit of this analysis for individual use. Comments and projections were based on information available at the time of writing, are for informational purposes only, are not intended as individual or specific advice, and may not be relied upon for future investing. Investors are advised to consult with their investment professional about their specific financial needs and goals before making any investment decisions.

INDUSTRY ALLOCATION
--------------------------------------------------------------------------------
STI CLASSIC FUNDS     September 30, 2005 Percentages are based on market value
(Unaudited)


AGGRESSIVE GROWTH STOCK FUND
Consumer Discretionary                                22.2%
Consumer Staples                                       3.0%
Financials                                             8.5%
Health Care                                           16.9%
Industrials                                            1.5%
Information Technology                                39.6%
Telecommunication Services                             4.3%
Depositary Receipts                                    0.3%
Repurchase Agreements                                  3.7%

CAPITAL APPRECIATION FUND
Consumer Discretionary                                12.9%
Consumer Staples                                       4.3%
Energy                                                 3.4%
Financials                                            13.8%
Health Care                                           10.5%
Industrials                                           14.5%
Information Technology                                22.7%
Materials                                              0.8%
Telecommunication Services                             0.8%
Short-Term Investments                                16.3%

EMERGING GROWTH STOCK FUND
Consumer Discretionary                                17.2%
Consumer Staples                                       4.7%
Financials                                             9.6%
Health Care                                           16.1%
Industrials                                            7.6%
Information Technology                                34.7%
Materials                                              1.4%
Telecommunication Services                             7.6%
Repurchase Agreements                                  1.1%

INTERNATIONAL EQUITY FUND
Cash and Equivalents                                   5.7%
Consumer Discretionary                                 8.9%
Consumer Staples                                       5.4%
Energy                                                10.2%
Financials                                            26.6%
Health Care                                            7.9%
Industrials                                           10.6%
Information Technology                                 5.1%
Materials                                              8.0%
Telecommunication Services                             6.7%
Utilities                                              4.9%

INTERNATIONAL EQUITY INDEX FUND
Cash and Equivalents                                   5.6%
Consumer Discretionary                                12.0%
Consumer Staples                                       5.9%
Energy                                                 7.9%
Financials                                            26.7%
Health Care                                            5.3%
Industrials                                           10.3%
Information Technology                                 5.9%
Materials                                              7.3%
Telecommunication Services                             6.5%
Utilities                                              6.6%

LARGE CAP RELATIVE VALUE FUND
Consumer Discretionary                                 7.2%
Consumer Staples                                       8.3%
Energy                                                 7.8%
Financials                                            20.6%
Health Care                                           10.1%
Industrials                                            8.7%
Information Technology                                10.8%
Materials                                              2.3%
Telecommunication Services                             3.2%
Utilities                                              3.0%
Short-Term Investments                                17.9%
Money Market Funds                                     0.1%



Portfolio composition is subject to change.

INDUSTRY ALLOCATION
--------------------------------------------------------------------------------
STI CLASSIC FUNDS     September 30, 2005 Percentages are based on market value
(Unaudited)

LARGE CAP VALUE EQUITY FUND
Consumer Discretionary                                 7.5%
Consumer Staples                                       8.6%
Energy                                                 7.1%
Financials                                            21.4%
Health Care                                            8.7%
Industrials                                           15.7%
Information Technology                                 3.5%
Materials                                              9.3%
Telecommunication Services                             5.6%
Short-Term Investments                                11.4%
Repurchase Agreements                                  1.2%

MID-CAP EQUITY FUND
Consumer Discretionary                                10.8%
Consumer Staples                                       3.4%
Energy                                                 6.9%
Financials                                            14.1%
Health Care                                            9.3%
Industrials                                            9.0%
Information Technology                                12.5%
Materials                                              4.1%
REITS                                                  1.0%
Telecommunication Services                             0.6%
Utilities                                              6.2%
Short-Term Investments                                18.8%
Repurchase Agreements                                  3.3%

MID-CAP VALUE EQUITY FUND
Consumer Discretionary                                12.7%
Consumer Staples                                       5.6%
Energy                                                 4.1%
Financials                                            18.6%
Health Care                                            4.2%
Industrials                                           15.2%
Information Technology                                 8.2%
Materials                                             14.8%
REITS                                                  1.8%
Utilities                                              1.1%
Short-Term Investments                                12.2%
Money Market Funds                                     1.5%

QUALITY GROWTH STOCK FUND
Consumer Discretionary                                 8.6%
Consumer Staples                                       8.0%
Energy                                                 7.7%
Financials                                            11.4%
Health Care                                           19.1%
Industrials                                           11.8%
Information Technology                                16.1%
Materials                                              1.6%
Telecommunication Services                             1.3%
Short-Term Investments                                13.4%
Repurchase Agreements                                  1.0%

SMALL CAP GROWTH STOCK FUND
Consumer Discretionary                                11.1%
Consumer Staples                                       2.2%
Energy                                                 3.3%
Financials                                             6.2%
Health Care                                           14.7%
Industrials                                           12.8%
Information Technology                                23.6%
Materials                                              3.8%
Warrants                                               0.1%
Short Term Investments                                19.7%
Repurchase Agreements                                  2.5%

SMALL CAP VALUE EQUITY FUND
Consumer Discretionary                                14.8%
Consumer Staples                                       3.6%
Energy                                                 3.3%
Financials                                            16.1%
Health Care                                            4.6%
Industrials                                           25.2%
Information Technology                                11.9%
Materials                                              8.9%
Utilities                                              1.3%
Short Term Investments                                 8.5%
Repurchase Agreements                                  1.8%


                                     Portfolio composition is subject to change.

INDUSTRY ALLOCATION

STI CLASSIC FUNDS September 30, 2005 Percentages are based on market value (Unaudited)

STRATEGIC QUANTITATIVE EQUITY FUND
Consumer Discretionary                                16.5%
Consumer Staples                                      10.5%
Energy                                                11.6%
Financials                                            13.6%
Health Care                                           20.1%
Industrials                                            6.4%
Information Technology                                18.7%
Materials                                              0.8%
Repurchase Agreements                                  1.8%

BALANCED FUND
Consumer Discretionary                                 5.2%
Consumer Staples                                       2.6%
Energy                                                 1.9%
Financials                                             6.6%
Health Care                                            5.7%
Industrials                                            7.9%
Information Technology                                11.1%
Materials                                              0.4%
Telecommunication Services                             0.7%
Corporate Bonds                                        5.3%
U.S. Treasury Obligations                             21.6%
Yankee Bond                                            0.1%
Short-Term Investments                                30.5%
Repurchase Agreements                                  1.8%

LIFE VISION AGGRESSIVE GROWTH FUND
Equity Funds                                          97.0%
Money Market Funds                                     3.0%

LIFE VISION CONSERVATIVE FUND
Equity Funds                                          25.3%
Fixed Income Funds                                    68.7%
Money Market Funds                                     6.0%

LIFE VISION GROWTH AND INCOME FUND
Equity Funds                                          75.1%
Fixed Income Funds                                    20.9%
Money Market Funds                                     4.0%

LIFE VISION MODERATE GROWTH FUND
Equity Funds                                          55.4%
Fixed Income Funds                                    39.6%
Money Market Funds                                     5.0%


Portfolio composition is subject to change.

                       This page intentionally left blank

SCHEDULES OF PORTFOLIO INVESTMENTS
STI CLASSIC FUNDS September 30, 2005 (Amounts in thousands, except Shares) (Unaudited)

AGGRESSIVE GROWTH STOCK FUND

---------------------------------------------------------
                                    Shares or
                                    Principal
                                    Amount($)    Value($)
---------------------------------------------------------
COMMON STOCKS (96.4%)
CONSUMER DISCRETIONARY (17.1%)
  Best Buy Co., Inc.                 51,400        2,238
  Blue Nile, Inc. *                  35,500        1,123
  eBay, Inc. *                       97,900        4,034
  Garmin Ltd.                         4,254          289
  Getty Images, Inc. *               11,702        1,007
  IAC/Interactive Corp. *            31,550          800
  Omnicom Group, Inc.                13,600        1,137
  Monster Worldwide, Inc. *          44,502        1,367
  Urban Outfitters, Inc. *           50,000        1,470
  Walt Disney Co. (The)              72,700        1,754
                                                 -------
                                                  15,219
                                                 -------
CONSUMER STAPLES (3.0%)
  Whole Foods Market, Inc.           19,600        2,635
                                                 -------
FINANCIALS (11.9%)
  Alliance Data Systems Corp. *      40,300        1,578
  BlackRock, Inc., Cl A              16,000        1,418
  Calamos Asset Management, Inc.,
    Cl A                             21,500          531
  Capital One Financial Corp.        22,800        1,812
  CheckFree Corp. *                   4,869          184
  Euronet Worldwide, Inc. *          28,600          846
  First Data Corp.                    3,382          135
  Fiserv, Inc. *                      6,081          279
  Investors Financial Services
    Corp.                            24,200          796
  Legg Mason, Inc.                    7,900          867
  Portfolio Recovery Associates,
    Inc. *                           11,500          497
  SLM Corp.                          30,200        1,620
                                                 -------
                                                  10,563
                                                 -------
HEALTH CARE (17.0%)
  Alcon, Inc.                        13,100        1,675
  Biosite, Inc. *                    13,000          804
  Cephalon, Inc. *                   12,200          566
  Foxhollow Technologies, Inc. *      3,400          162
  Gen-Probe, Inc. *                   8,500          420
  Genentech, Inc. *                  19,641        1,654
  Gilead Sciences, Inc. *            75,500        3,682
  IDEXX Laboratories, Inc. *          8,200          548
  Johnson & Johnson                  21,400        1,354
  Kyphon, Inc. *                      9,700          426
  Laboratory Corp. of America
    Holdings *                        1,472           72
  Medicis Pharmaceutical Corp., Cl
    A                                24,100          785

---------------------------------------------------------
                                    Shares or
                                    Principal
                                    Amount($)    Value($)
---------------------------------------------------------
HEALTH CARE--CONTINUED
  Psychiatric Solutions, Inc. *      15,600          846
  Varian Medical Systems, Inc. *     21,100          834
  Wright Medical Group, Inc. *       53,000        1,308
                                                 -------
                                                  15,136
                                                 -------
INFORMATION TECHNOLOGY (35.9%)
  Apple Computer, Inc. *             79,500        4,262
  aQuantive, Inc. *                  30,800          620
  Broadcom Corp., Cl A *             29,600        1,389
  Cisco Systems, Inc. *              19,225          345
  CNET Networks, Inc. *              94,900        1,288
  Cogent, Inc. *                     10,900          259
  Cognizant Technology Solutions
    Corp., Cl A *                    83,900        3,909
  Dell, Inc. *                       57,300        1,960
  Google, Inc. *                      4,700        1,487
  Intel Corp.                        54,300        1,338
  International Business Machines
    Corp.                             4,252          341
  Juniper Networks, Inc. *           54,800        1,304
  Microsoft Corp.                    29,054          748
  Paychex, Inc.                      47,600        1,765
  QUALCOMM, Inc.                     96,500        4,318
  SRA International, Inc., Cl A *    67,300        2,388
  Yahoo!, Inc. *                    123,300        4,172
                                                 -------
                                                  31,893
                                                 -------
RESTAURANTS (4.6%)
  Starbucks Corp. *                  81,800        4,098
                                                 -------
SOFTWARE (0.5%)
  Adobe Systems, Inc.                13,400          400
                                                 -------
TELECOMMUNICATION SERVICES (4.3%)
  NII Holdings, Inc. *               27,300        2,305
  Sprint Corp.                       62,181        1,479
                                                 -------
                                                   3,784
                                                 -------
TEXTILE--APPAREL (2.1%)
  Coach, Inc. *                      60,400        1,894
                                                 -------
Total Common Stocks
  (Cost $73,526)                                  85,622
                                                 -------
DEPOSITARY RECEIPTS (0.3%)
  Nasdaq-100 Trust, Ser 1             7,609          300
                                                 -------
Total Depositary Receipts
  (Cost $279)                                        300
                                                 -------

                       See Notes to Financial Statements.

SCHEDULES OF PORTFOLIO INVESTMENTS
STI CLASSIC FUNDS September 30, 2005 (Amounts in thousands, except Shares) (Unaudited)

AGGRESSIVE GROWTH STOCK FUND -- CONCLUDED

---------------------------------------------------------
                                    Shares or
                                    Principal
                                    Amount($)    Value($)
---------------------------------------------------------
REPURCHASE AGREEMENT (3.7%)
  Merrill Lynch & Co., Inc.,
    3.655%, dated 09/30/05, to be
    repurchased on 10/03/05,
    repurchase price $3,251,320
    (collateralized by U.S.
    Government Agencies, 4.500%,
    due 04/15/24; total market
    value $3,304,573)                 3,250        3,250
                                                 -------
Total Repurchase Agreement
  (Cost $3,250)                                    3,250
                                                 -------
Total Investments
  (Cost $77,055) (a) -- 100.4%                    89,172
Liabilities in excess of other
  assets -- (0.4)%                                  (352)
                                                 -------
Net Assets -- 100.0%                             $88,820
                                                 =======

---------------

*  Non-income producing security.

(a)Cost for federal income tax purposes is $77,073 (amount in thousands). Unrealized appreciation/ (depreciation) on a tax basis is as follows (amounts in thousands):

      Unrealized Appreciation.................   $13,877
      Unrealized Depreciation.................    (1,778)
                                                 -------
      Unrealized Appreciation
        (Depreciation)........................   $12,099
                                                 =======

Cl    -- Class.

Ser   -- Series.

                       See Notes to Financial Statements.

SCHEDULES OF PORTFOLIO INVESTMENTS
STI CLASSIC FUNDS September 30, 2005 (Amounts in thousands, except Shares) (Unaudited)

CAPITAL APPRECIATION FUND

-------------------------------------------------------
                               Shares or
                               Principal
                               Amount($)      Value($)
-------------------------------------------------------
COMMON STOCKS (100.0%)
CONSUMER DISCRETIONARY (15.4%)
  Advance Auto Parts, Inc. *      440,700        17,046
  Bed Bath & Beyond, Inc. *       575,000        23,104
  Harley-Davidson, Inc. (b)       366,000        17,729
  Home Depot, Inc. (The)          583,500        22,255
  J.C. Penney Co., Inc.           321,900        15,264
  Kohl's Corp. *                  217,200        10,899
  Lowe's Cos., Inc.               260,000        16,744
  NIKE, Inc., Cl B                280,000        22,870
  Omnicom Group, Inc. (b)         425,000        35,543
  Time Warner, Inc. (b)         1,384,400        25,071
  Walt Disney Co. (The) (b)     1,555,100        37,525
                                             ----------
                                                244,050
                                             ----------
CONSUMER STAPLES (5.1%)
  Colgate-Palmolive Co.           240,800        12,712
  Estee Lauder Cos., Inc.
    (The), Cl A                   433,500        15,099
  Wal-Mart Stores, Inc.           582,000        25,503
  Walgreen Co.                    622,000        27,026
                                             ----------
                                                 80,340
                                             ----------
ENERGY (4.1%)
  Anadarko Petroleum Corp.        177,000        16,948
  Exxon Mobil Corp.               750,000        47,655
                                             ----------
                                                 64,603
                                             ----------
FINANCIALS (16.5%)
  American Express Co. (b)        828,000        47,560
  American International
    Group, Inc.                   175,800        10,893
  Chubb Corp. (The) (b)           503,500        45,088
  Comerica, Inc.                  310,800        18,306
  Freddie Mac                     208,000        11,744
  Goldman Sachs Group, Inc.
    (The) (b)                     145,000        17,629
  JPMorgan Chase & Co.            904,000        30,673
  MGIC Investment Corp. (b)       500,000        32,100
  Washington Mutual, Inc.
    (b)                           676,000        26,513
  Wells Fargo & Co.               370,000        21,671
                                             ----------
                                                262,177
                                             ----------
HEALTH CARE (12.5%)
  Amgen, Inc. *                   199,500        15,894
  Baxter International, Inc.    1,125,700        44,883
  Becton, Dickinson & Co.         548,800        28,774
  Boston Scientific Corp. *       866,900        20,259
  Health Management
    Associates, Inc., Cl A        748,000        17,556

-------------------------------------------------------
                               Shares or
                               Principal
                               Amount($)      Value($)
-------------------------------------------------------
HEALTH CARE--CONTINUED
  Johnson & Johnson               287,600        18,199
  Quest Diagnostics, Inc.         319,200        16,132
  Schering-Plough Corp. (b)     1,112,600        23,420
  Tenet Healthcare Corp. *
    (b)                         1,277,600        14,347
                                             ----------
                                                199,464
                                             ----------
INDUSTRIALS (17.3%)
  Boeing Co. (The) (b)            222,000        15,085
  Cintas Corp. (b)                295,700        12,138
  Danaher Corp. (b)               477,900        25,725
  Emerson Electric Co.            346,500        24,879
  Fastenal Co. (b)                292,000        17,838
  General Electric Co.          1,469,000        49,461
  Honeywell International,
    Inc.                          975,000        36,563
  Raytheon Co.                    928,200        35,290
  Southwest Airlines Co. (b)    1,493,500        22,178
  Union Pacific Corp.             191,500        13,731
  United Parcel Service,
    Inc., Cl B                    342,400        23,670
                                             ----------
                                                276,558
                                             ----------
INFORMATION TECHNOLOGY (27.3%)
  Affiliated Computer
    Services, Inc., Cl A *
    (b)                           464,000        25,334
  Amdocs Ltd. *                   417,800        11,586
  Automatic Data Processing,
    Inc. (b)                      709,700        30,545
  CDW Corp. (b)                   196,000        11,548
  CheckFree Corp. * (b)           975,000        36,875
  Cisco Systems, Inc. * (b)       978,000        17,536
  Electronic Data Systems
    Corp. (b)                     540,500        12,129
  EMC Corp. *                   1,234,700        15,977
  First Data Corp.                284,800        11,392
  LSI Logic Corp. * (b)         1,210,300        11,921
  Maxim Integrated Products,
    Inc. (b)                      505,000        21,538
  Microsoft Corp.               2,206,200        56,765
  NCR Corp. *                     450,800        14,385
  Nokia Corp. ADR               2,175,000        36,779
  Oracle Corp. *                2,235,000        27,692
  Paychex, Inc.                   897,800        33,290
  Scientific-Atlanta, Inc.        520,700        19,531
  Texas Instruments, Inc.
    (b)                           454,500        15,408
  VeriSign, Inc. *              1,164,000        24,875
                                             ----------
                                                435,106
                                             ----------

                       See Notes to Financial Statements.

SCHEDULES OF PORTFOLIO INVESTMENTS
STI CLASSIC FUNDS September 30, 2005 (Amounts in thousands, except Shares) (Unaudited)

CAPITAL APPRECIATION FUND -- CONCLUDED

-------------------------------------------------------
                               Shares or
                               Principal
                               Amount($)      Value($)
-------------------------------------------------------
MATERIALS (0.9%)
  Rohm & Haas Co. (b)             350,000        14,396
                                             ----------
TELECOMMUNICATION SERVICES (0.9%)
  SBC Communications, Inc.
    (b)                           566,500        13,579
                                             ----------
Total Common Stocks
  (Cost $1,503,213)                           1,590,273
                                             ----------
SHORT-TERM INVESTMENT (19.5%)
  CSFB Enhanced Liquidity
    Portfolio (c)             309,822,975       309,823
                                             ----------
Total Short-Term Investment
  (Cost $309,823)                               309,823
                                             ----------
Total Investments
  (Cost $1,813,036)
  (a) -- 119.5%                               1,900,096

Liabilities in excess of
  other assets -- (19.5)%                      (310,411)
                                             ----------
Net Assets -- 100.0%                         $1,589,685
                                             ==========

---------------

*  Non-income producing security.

(a)Cost for federal income tax purposes is $1,815,359
   (amount in thousands). Unrealized appreciation/(depreciation) on a tax basis is as follows (amounts in thousands):

      Unrealized Appreciation................   $156,731
      Unrealized Depreciation................    (71,994)
                                                --------
      Unrealized Appreciation
        (Depreciation).......................   $ 84,737
                                                ========

(b)This security or a partial position of the security was on loan at September 30, 2005. The total value of securities on loan at September 30, 2005 in thousands was $302,512.

(c)This security was purchased with cash collateral held from securities lending.

ADR   -- American Depository Receipt.

Cl    -- Class.

                       See Notes to Financial Statements.

SCHEDULES OF PORTFOLIO INVESTMENTS
STI CLASSIC FUNDS September 30, 2005 (Amounts in thousands, except Shares) (Unaudited)

EMERGING GROWTH STOCK FUND

---------------------------------------------------------
                                    Shares or
                                    Principal
                                    Amount($)    Value($)
---------------------------------------------------------
COMMON STOCKS (99.0%)
CONSUMER DISCRETIONARY (18.5%)
  Audible, Inc. *                      6,700          82
  Blue Nile, Inc. *                   20,000         633
  Dick's Sporting Goods, Inc. *       11,800         355
  Getty Images, Inc. *                 5,900         508
  HouseValues, Inc. *                 28,000         400
  LIFE TIME FITNESS, Inc. *           12,500         414
  Martha Stewart Living Omnimedia,
    Inc., Cl A *                      22,900         573
  Pacific Sunwear of California,
    Inc. *                            12,200         262
  Polo Ralph Lauren Corp.              6,700         337
  Stamps.com, Inc. *                  27,100         466
  Urban Outfitters, Inc. *            42,200       1,241
  XM Satellite Radio Holdings,
    Inc., Cl A *                       5,100         183
                                                 -------
                                                   5,454
                                                 -------
CONSUMER STAPLES (4.7%)
  Peet's Coffee & Tea, Inc. *         15,400         472
  Whole Foods Market, Inc.             6,700         900
                                                 -------
                                                   1,372
                                                 -------
FINANCIALS (15.5%)
  Alliance Data Systems Corp. *       23,600         924
  BlackRock, Inc., Cl A               10,000         887
  Calamos Asset Management, Inc.,
    Cl A                              18,000         444
  Euronet Worldwide, Inc. *           27,600         817
  Greenhill & Co., Inc.                6,600         275
  Legg Mason, Inc.                     4,100         450
  Portfolio Recovery Associates,
    Inc. *                            18,000         777
                                                 -------
                                                   4,574
                                                 -------
HEALTH CARE (16.1%)
  Biosite, Inc. *                      4,900         303
  Foxhollow Technologies, Inc. *      10,800         514
  Gen-Probe, Inc. *                    9,500         470
  IDEXX Laboratories, Inc. *           3,300         221
  Kyphon, Inc. *                       5,400         237
  Medicis Pharmaceutical Corp., Cl
    A                                 10,400         339

---------------------------------------------------------
                                    Shares or
                                    Principal
                                    Amount($)    Value($)
---------------------------------------------------------
HEALTH CARE--CONTINUED
  Neurocrine Biosciences, Inc. *       8,300         408
  Psychiatric Solutions, Inc. *       17,900         971
  Varian Medical Systems, Inc. *      18,200         719
  Wright Medical Group, Inc. *        22,600         558
                                                 -------
                                                   4,740
                                                 -------
INDUSTRIALS (7.6%)
  AirTran Holdings, Inc. *            84,900       1,075
  Corporate Executive Board Co.
    (The)                              6,800         530
  Joy Global, Inc.                     7,000         353
  Woodward Governor Co.                3,200         272
                                                 -------
                                                   2,230
                                                 -------
INFORMATION TECHNOLOGY (25.7%)
  aQuantive, Inc. *                   48,500         976
  CNET Networks, Inc. *               29,700         403
  Cogent, Inc. *                      21,500         511
  Cognizant Technology Solutions
    Corp., Cl A *                     21,400         997
  F5 Networks, Inc. *                 21,800         948
  iVillage, Inc. *                    45,800         333
  Jupitermedia Corp. *                41,500         735
  Novatel Wireless, Inc. *            49,900         722
  SRA International, Inc., Cl A *     32,500       1,153
  ViaSat, Inc. *                      16,000         410
  WebSideStory, Inc. *                20,400         361
                                                 -------
                                                   7,549
                                                 -------
MATERIALS (1.4%)
  Symyx Technologies, Inc. *          16,000         418
                                                 -------
TELECOMMUNICATION SERVICES (9.5%)
  Crown Castle International Corp.
    *                                 23,000         566
  JAMDAT Mobile, Inc. *               26,300         552
  NII Holdings, Inc. *                12,500       1,056
  Time Warner Telecom, Inc., Cl A
    *                                 45,400         354
  UbiquiTel, Inc. *                   31,100         272
                                                 -------
                                                   2,800
                                                 -------
Total Common Stocks (Cost $25,259)                29,137
                                                 -------

                       See Notes to Financial Statements.

SCHEDULES OF PORTFOLIO INVESTMENTS
STI CLASSIC FUNDS September 30, 2005 (Amounts in thousands, except Shares) (Unaudited)

EMERGING GROWTH STOCK FUND -- CONCLUDED

---------------------------------------------------------
                                    Shares or
                                    Principal
                                    Amount($)    Value($)
---------------------------------------------------------
REPURCHASE AGREEMENT (1.1%)
  Merrill Lynch & Co., Inc.,
    3.655%, dated 09/30/05, to be
    repurchased on 10/03/05,
    repurchase price $327,085
    (collateralized by U.S.
    Government Agencies, 4.500%,
    due 12/15/24; total market
    value $337,908)                      327         327
                                                 -------
Total Repurchase Agreement (Cost
  $327)                                              327
                                                 -------
Total Investments (Cost $25,586)
  (a) -- 100.1%                                   29,464

Liabilities in excess of other
  assets -- (0.1)%                                   (26)
                                                 -------
Net Assets -- 100.0%                             $29,438
                                                 =======

---------------

*  Non-income producing security.

(a)Cost for federal income tax purposes is $25,599 (amount in thousands). Unrealized appreciation/(depreciation) on a tax basis is as follows (amounts in thousands):

      Unrealized Appreciation..................   $4,547
      Unrealized Depreciation..................     (682)
                                                  ------
      Unrealized Appreciation (Depreciation)...   $3,865
                                                  ======

Cl    -- Class.

                       See Notes to Financial Statements.

SCHEDULES OF PORTFOLIO INVESTMENTS
STI CLASSIC FUNDS September 30, 2005 (Amounts in thousands, except Shares) (Unaudited)

INTERNATIONAL EQUITY FUND

-------------------------------------------------------
                                 Shares or
                                 Principal
                                 Amount($)     Value($)
-------------------------------------------------------
FOREIGN COMMON STOCKS (96.6%)
AUSTRALIA (4.3%)
  Australia & New Zealand
    Banking Group Ltd.              250,540       4,585
  BlueScope Steel Ltd.              475,825       3,468
  Downer EDI Ltd.                   210,600         970
  Investa Property Group          1,621,294       2,583
  Promina Group Ltd.                899,062       3,427
  Qantas Airways Ltd.             1,115,768       2,867
  Rio Tinto Group Ltd. (b)          101,678       4,585
  St. George Bank Ltd.              167,998       3,572
  Westpac Banking Corp.             257,073       4,135
                                               --------
                                                 30,192
                                               --------
BELGIUM (0.4%)
  Fortis                              1,111          32
  Fortis SA                          86,338       2,495
                                               --------
                                                  2,527
                                               --------
DENMARK (1.2%)
  Danske Bank A/S                   118,079       3,614
  TDC A/S                            92,536       4,978
                                               --------
                                                  8,592
                                               --------
FINLAND (1.9%)
  Fortum Corp.                      180,655       3,625
  Nokia Corp., Cl A                 478,515       8,016
  Tietoenator Oyj                    48,290       1,622
                                               --------
                                                 13,263
                                               --------
FRANCE (10.4%)
  Atos Origin SA *                   38,144       2,698
  AXA                               229,449       6,298
  BNP Paribas                        93,043       7,072
  Bouygues SA                        43,501       2,021
  Compagnie de Saint-Gobain          50,351       2,896
  France Telecom SA                 176,889       5,076
  Lafarge SA                         48,678       4,282
  Pernod Ricard                      15,039       2,655
  PSA Peugeot Citroen SA             20,032       1,360
  Sanofi-Aventis                     55,948       4,622
  Schneider Electric SA              40,742       3,217
  Societe Generale                   51,096       5,830
  SUEZ SA                           144,951       4,189
  TOTAL SA                           40,297      10,997
  VINCI SA *                         57,382       4,941
  Vivendi Universal SA              180,077       5,877
                                               --------
                                                 74,031
                                               --------

-------------------------------------------------------
                                 Shares or
                                 Principal
                                 Amount($)     Value($)
-------------------------------------------------------
GERMANY (6.9%)
  Adidas-Salomon AG                  21,696       3,781
  Allianz AG                         39,658       5,357
  BASF AG                            78,460       5,902
  Bayer AG                           34,318       1,261
  Continental AG                     39,424       3,235
  Deutsche Bank AG                   45,865       4,296
  Deutsche Post AG                   61,003       1,428
  Deutsche Telekom AG               208,036       3,785
  E.ON AG                            68,173       6,274
  MAN AG                             51,737       2,652
  METRO AG                           37,866       1,866
  PUMA Rudolf Dassler Sport AG        2,270         614
  SAP AG                             15,903       2,752
  Schering AG                        63,165       4,003
  Siemens AG                         21,891       1,688
                                               --------
                                                 48,894
                                               --------
HONG KONG (2.3%)
  Bank of East Asia Ltd.            276,312         809
  Cheung Kong (Holdings) Ltd.       327,195       3,695
  China Mobile Ltd.                 562,000       2,753
  CNOOC Ltd.                      3,663,538       2,668
  Hutchison Whampoa Ltd.            260,019       2,690
  Orient Overseas
    (International) Ltd.            458,126       1,713
  Wing Hang Bank Ltd.               222,000       1,634
                                               --------
                                                 15,962
                                               --------
IRELAND (0.6%)
  Anglo Irish Bank Corp. PLC         67,973         925
  CRH PLC                           119,969       3,251
                                               --------
                                                  4,176
                                               --------
ITALY (2.3%)
  Banca Intesa SpA                  888,921       4,142
  Eni SpA                           259,264       7,699
  Mediaset SpA                      236,928       2,803
  UniCredito Italiano SpA           304,465       1,716
                                               --------
                                                 16,360
                                               --------
JAPAN (23.2%)
  Aiful Corp.                        27,850       2,334
  Aisin Seiki Co. Ltd.               69,500       1,972
  Asahi Breweries Ltd.              183,800       2,327
  Bank of Fukuoka Ltd. (The)
    (b)                             328,000       2,364
  Brothers Industries Ltd. (b)      136,000       1,191
  Canon, Inc.                        79,300       4,283

                       See Notes to Financial Statements.

SCHEDULES OF PORTFOLIO INVESTMENTS
STI CLASSIC FUNDS September 30, 2005 (Amounts in thousands, except Shares) (Unaudited)

INTERNATIONAL EQUITY FUND -- CONTINUED

-------------------------------------------------------
                                 Shares or
                                 Principal
                                 Amount($)     Value($)
-------------------------------------------------------
JAPAN--CONTINUED
  Cosmo Oil Co. Ltd.                401,000       2,173
  Daicel Chemical Industries
    Ltd.                            558,000       3,613
  Daihatsu Motor Co. Ltd.           141,000       1,429
  Daiichi Sankyo Co. Ltd. * (b)     182,900       3,747
  Daiwa Securities Group, Inc.      183,000       1,430
  East Japan Railway Co.                322       1,838
  Electric Power Development
    Co. Ltd.                         64,100       2,140
  Hitachi Chemical Co. Ltd.          86,300       1,802
  Honda Motor Co. Ltd.               59,800       3,383
  Ibiden Co. Ltd.                    69,400       2,892
  ITOCHU Corp.                      559,000       3,847
  Japan Tobacco, Inc.                   204       3,217
  JFE Holdings, Inc.                 79,800       2,594
  Kawasaki Kisen Kaisha Ltd.
    (b)                             223,000       1,609
  KDDI Corp.                            234       1,319
  Komatsu Ltd.                      204,000       2,779
  Kubota Corp.                      336,000       2,327
  Matsushita Electric
    Industrial Co. Ltd.             226,000       3,829
  Matsushita Electric Works
    Ltd.                            208,000       2,067
  Mazda Motor Corp. (b)             724,000       3,177
  Mitsubishi Corp.                  246,600       4,866
  Mitsubishi Electric Corp.         433,000       2,773
  Mitsubishi Estate Co. Ltd.        115,000       1,579
  Mitsubishi Tokyo Financial
    Group, Inc.                         240       3,151
  Mitsui Fudosan Co. Ltd.           165,000       2,482
  Mitsui O.S.K. Lines Ltd. (b)      208,000       1,662
  Mitsui Trust Holdings, Inc.       235,000       3,255
  Mizuho Financial Group, Inc.          557       3,543
  Namco Bandai Holdings, Inc. *      65,850       1,097
  Nidec Corp.                        13,800         821
  Nidec Corp. W/I *                  13,800         819
  Nippon Steel Corp.                746,000       2,800
  Nippon Telegraph & Telephone
    Corp.                               332       1,632
  Nippon Yusen KK (b)               378,000       2,534
  Nomura Research Institute
    Ltd.                             14,100       1,627
  NSK Ltd.                          368,000       2,030
  NTT DoCoMo, Inc.                    1,321       2,351
  Okinawa Electric Power Co.,
    Inc. (The)                       36,700       2,011

-------------------------------------------------------
                                 Shares or
                                 Principal
                                 Amount($)     Value($)
-------------------------------------------------------
JAPAN--CONTINUED
  OMRON Corp.                        98,533       2,400
  ORIX Corp.                         18,700       3,378
  Osaka Gas Co. Ltd.                288,000       1,007
  Resona Holdings, Inc. *               963       2,486
  Ricoh Co. Ltd.                     99,000       1,546
  Sankyo Co. Ltd.                    48,100       2,534
  Sega Sammy Holdings, Inc.          29,900       1,180
  Sega Sammy Holdings, Inc. W/I
    *                                29,900       1,159
  Shin-Etsu Chemical Co. Ltd.        29,600       1,291
  Sompo Japan Insurance, Inc.       291,000       3,854
  Sumitomo Corp.                    248,000       2,618
  Sumitomo Metal Industries
    Ltd. (b)                        931,000       3,265
  Sumitomo Mitsui Financial
    Group, Inc.                         233       2,197
  Takeda Pharmaceutical Co.
    Ltd. (b)                         73,500       4,378
  Tanabe Seiyaku Co. Ltd.           158,000       1,597
  Tohoku Electric Power Co.,
    Inc.                             60,200       1,339
  Tokyo Electric Power Co.,
    Inc. (The)                       40,500       1,024
  Toyo Suisan Kaisha Ltd.            75,000       1,281
  Toyota Motor Corp.                151,200       6,926
  West Japan Railway Co.                809       3,058
  Yamada Denki Co. Ltd.              45,000       3,422
  Yamaha Corp.                      117,000       2,026
  Yamaha Motor Co. Ltd.             178,400       3,686
                                               --------
                                                164,368
                                               --------
NETHERLANDS (3.4%)
  ABN AMRO Holding NV               207,894       4,979
  Akzo Nobel NV                      78,173       3,407
  ING Groep NV                      218,301       6,501
  Royal KPN NV                      457,256       4,099
  Royal Philips Electronics NV      195,450       5,193
                                               --------
                                                 24,179
                                               --------
NEW ZEALAND (0.5%)
  Fletcher Building Ltd.            674,807       3,696
                                               --------
NORWAY (1.5%)
  Orkla ASA                         121,439       4,609
  Statoil ASA                       139,758       3,468
  Telenor ASA                       277,374       2,478
                                               --------
                                                 10,555
                                               --------

                       See Notes to Financial Statements.

SCHEDULES OF PORTFOLIO INVESTMENTS
STI CLASSIC FUNDS September 30, 2005 (Amounts in thousands, except Shares) (Unaudited)

INTERNATIONAL EQUITY FUND -- CONTINUED

-------------------------------------------------------
                                 Shares or
                                 Principal
                                 Amount($)     Value($)
-------------------------------------------------------
PORTUGAL (0.3%)
  Energias de Portugal SA           720,521       2,009
                                               --------
SINGAPORE (0.9%)
  Jurong Technologies
    Industrial Corp. Ltd.           824,000       1,003
  Singapore Petroleum Co. Ltd.      793,000       2,766
  United Overseas Bank Ltd.         331,354       2,762
                                               --------
                                                  6,531
                                               --------
SPAIN (2.9%)
  Altadis SA                         13,876         621
  Banco Santander Central
    Hispano SA                      507,933       6,672
  Endesa SA                          57,325       1,534
  Repsol YPF SA                     193,941       6,283
  Telefonica SA                     249,750       4,088
  Union Fenosa SA                    41,610       1,374
                                               --------
                                                 20,572
                                               --------
SWEDEN (3.0%)
  Autoliv, Inc.                      30,635       1,328
  Nordea Bank AB                    450,430       4,504
  Sandvik AB                         59,691       2,969
  Svenska Handelsbanken AB, Cl
    A                               128,468       2,975
  Telefonaktiebolaget LM
    Ericsson                      1,842,369       6,726
  Volvo AB, Cl B                     61,400       2,673
                                               --------
                                                 21,175
                                               --------
SWITZERLAND (6.0%)
  Credit Suisse Group               163,826       7,253
  Nestle SA                          26,147       7,657
  Novartis AG                       211,034      10,706
  Roche Holding Ltd.                 42,621       5,921
  UBS AG                             70,041       5,953
  Zurich Financial Services          28,392       4,837
                                               --------
                                                 42,327
                                               --------
UNITED KINGDOM (24.6%)
  Alliance UniChem PLC              219,609       3,356
  Anglo American PLC                185,256       5,522
  Anglo Irish Bank Corp. PLC        146,735       1,993

-------------------------------------------------------
                                 Shares or
                                 Principal
                                 Amount($)     Value($)
-------------------------------------------------------
UNITED KINGDOM--CONTINUED
  AstraZeneca PLC                   199,034       9,249
  Aviva PLC                         404,761       4,444
  AWG PLC                           118,910       2,059
  Balfour Beatty PLC                485,989       2,807
  BHP Billiton PLC                  346,822       5,603
  BP PLC                          1,629,689      19,358
  BPB PLC                           149,003       1,934
  Bradford & Bingley PLC            538,360       3,240
  British Airways PLC *             708,021       3,655
  British American Tobacco PLC      320,374       6,729
  British Energy Group PLC *        630,200       5,324
  BT Group PLC                      411,844       1,614
  Corus Group PLC                 1,368,101       1,243
  CRH PLC                            31,277         848
  First Choice Holidays PLC       1,077,492       4,024
  George Wimpey PLC                 407,953       3,079
  GlaxoSmithKline PLC               365,886       9,305
  HBOS PLC                          510,872       7,690
  HSBC Holdings PLC                 888,803      14,374
  Old Mutual PLC                    973,971       2,383
  Pilkington PLC                  1,074,000       2,633
  Royal & Sun Alliance
    Insurance Group                 565,900         968
  PLC Royal Bank of Scotland
    Group PLC (The)                 368,051      10,444
  Royal Dutch Shell PLC, Cl A       412,261      13,633
  Royal Dutch Shell PLC, Cl B       111,771       3,860
  SABMiller PLC                     148,846       2,885
  Tesco PLC                       1,020,795       5,572
  Vodafone Group PLC              5,918,717      15,396
                                               --------
                                                175,224
                                               --------
Total Foreign Common Stocks
  (Cost $550,040)                               684,633
                                               --------
EXCHANGE TRADED FUNDS (0.5%)
  iShares MSCI Emerging Markets
    Index Fund                       42,000       3,565
                                               --------
Total Exchange Traded Funds
  (Cost $3,455)                                   3,565
                                               --------

                       See Notes to Financial Statements.

SCHEDULES OF PORTFOLIO INVESTMENTS
STI CLASSIC FUNDS September 30, 2005 (Amounts in thousands, except Shares) (Unaudited)

INTERNATIONAL EQUITY FUND -- CONCLUDED

-------------------------------------------------------
                                 Shares or
                                 Principal
                                 Amount($)     Value($)
-------------------------------------------------------
SHORT-TERM INVESTMENTS (5.0%)
  Brown Brothers Harriman &
    Co.,                          7,683,241       7,683
  Cayman Islands Cash Sweep
    CSFB Enhanced Liquidity
    Portfolio (c)                27,722,455      27,722
                                               --------
Total Short-Term Investments
  (Cost $35,405)                                 35,405
                                               --------
Total Investments (Cost
  $588,900) (a) -- 102.1%                       723,603

Liabilities in excess of other
  assets -- (2.1)%                              (15,059)
                                               --------
Net Assets -- 100.0%                           $708,544
                                               ========

---------------

*  Non-income producing security.

(a)Cost for federal income tax purposes is $590,378
   (amount in thousands). Unrealized appreciation/ (depreciation) on a tax basis is as follows (amounts in thousands):

      Unrealized Appreciation.................   $135,056
      Unrealized Depreciation.................     (1,831)
                                                 --------
      Unrealized Appreciation
        (Depreciation)........................   $133,225
                                                 ========

(b)This security or a partial position of the security was on loan at September 30, 2005. The total value of securities on loan at September 30, 2005 in thousands was $26,255.

(c)This security was purchased with cash collateral held from securities lending.

Cl    -- Class.

The investment concentrations for the International Equity Fund as a percentage of net assets, by industry, as of September 30, 2005, were as follows (unaudited):

Consumer Discretionary                            8.6%
Consumer Staples                                  5.2
Energy                                            9.8
Financials                                       25.7
Health Care                                       7.6
Industrials                                      10.2
Information Technology                            4.9
Materials                                         7.7
Short-Term Investments                            5.5
Telecommunication Services                        6.5
Utilities                                         4.7

                       See Notes to Financial Statements.

SCHEDULES OF PORTFOLIO INVESTMENTS
STI CLASSIC FUNDS September 30, 2005 (Amounts in thousands, except Shares) (Unaudited)

INTERNATIONAL EQUITY INDEX FUND

-------------------------------------------------------
                                 Shares or
                                 Principal
                                 Amount($)     Value($)
-------------------------------------------------------
FOREIGN COMMON STOCKS (96.7%)
AUSTRALIA (3.4%)
  Alumina Ltd.                       55,476         258
  Amcor Ltd.                         36,803         188
  AMP Ltd.                           81,389         462
  Australia & New Zealand
    Banking Group Ltd.               81,041       1,483
  Australian Gas Light Co.           21,986         248
  BHP Billiton Ltd.                 167,193       2,837
  BlueScope Steel Ltd.               34,394         251
  Boral Ltd.                         34,145         210
  Brambles Industries Ltd. (b)       50,627         342
  Coca-Cola Amatil Ltd.              25,059         151
  Coles Myer Ltd.                    51,544         403
  Commonwealth Bank of
    Australia                        53,637       1,572
  CSL Ltd.                           10,588         310
  CSR Ltd.                           44,150         104
  Foster's Group Ltd.                86,769         386
  Insurance Australia Group
    Ltd.                             73,842         307
  John Fairfax Holdings Ltd.         44,393         154
  Lend Lease Corp. Ltd.              17,278         184
  Macquarie Bank Ltd.                10,771         619
  Macquarie Infrastructure
    Group                           118,170         361
  Mayne Group Ltd.                   31,020         127
  Mirvac Group Ltd.                  40,738         125
  National Australia Bank Ltd.       66,813       1,685
  Newcrest Mining Ltd.               16,328         261
  Orica Ltd.                         16,409         263
  Origin Energy Ltd.                 37,917         211
  QBE Insurance Group Ltd.           34,239         488
  Rinker Group Ltd.                  43,759         553
  Rio Tinto Group Ltd. (b)           14,025         632
  Santos Ltd.                        28,200         269
  Stockland Trust Group              72,455         340
  Suncorp-Metway Ltd.                26,098         392
  TABCORP Holdings Ltd.              25,060         330
  Telstra Corp. Ltd. (b)             86,354         268
  Wesfarmers Ltd.                    17,970         550
  Westfield Group                    64,870         831
  Westpac Banking Corp.              79,768       1,283
  Woodside Petroleum Ltd.            24,647         676
  Woolworths Ltd.                    51,202         649
                                               --------
                                                 20,763
                                               --------

-------------------------------------------------------
                                 Shares or
                                 Principal
                                 Amount($)     Value($)
-------------------------------------------------------
AUSTRIA (1.8%)
  Bank Austria AG                     8,851         989
  BOHLER-UDDEHOLM AG                  3,226         543
  Erste Bank der
    oesterreichischen
    Sparkassen AG                    30,765       1,645
  Flughafen Wien AG                   2,954         199
  Immofinanz Immobilien Anlagen
    AG *                            102,993         998
  Mayr Melnhof Karton AG                726         106
  Meinl European Land Ltd. *         22,989         407
  OMV AG                             40,820       2,423
  RHI AG *                            6,010         179
  Telekom Austria AG                 84,794       1,686
  Verbund AG                          2,038         715
  voestalpine AG                      5,828         513
  Wienerberger AG                    18,027         710
                                               --------
                                                 11,113
                                               --------
BELGIUM (1.7%)
  Agfa-Gevaert NV                    10,123         244
  Barco NV                            1,720         133
  Belgacom SA                        13,689         464
  Delhaize Group                      6,222         368
  Dexia Group                        47,620       1,072
  Electrabel SA                       2,211       1,108
  Fortis                             96,531       2,799
  Groep Colruyt                       1,683         219
  Groupe Bruxelles Lambert SA         6,518         636
  InBev                              14,921         590
  KBC Bank & Insurance Holding
    Co. NV                           15,160       1,228
  Mobistar SA                         2,829         233
  NV Bekaert SA                       2,200         180
  NV Umicore SA                       2,529         276
  Omega Pharma NV                     2,326         131
  SA D'Ieteren NV                       289          69
  Solvay SA                           5,211         606
  UCB SA                              7,986         421
                                               --------
                                                 10,777
                                               --------
DENMARK (1.3%)
  A.P. Moller-Maersk A/S                128       1,308
  Carlsberg A/S                       3,550         208
  Coloplast A/S, Cl B                 3,944         240
  Danisco A/S                         5,509         371
  Danske Bank A/S                    43,368       1,328
  DSV A/S                             3,150         335
  East Asiatic Co. A/S                3,025         224

                       See Notes to Financial Statements.

SCHEDULES OF PORTFOLIO INVESTMENTS
STI CLASSIC FUNDS September 30, 2005 (Amounts in thousands, except Shares) (Unaudited)

INTERNATIONAL EQUITY INDEX FUND -- CONTINUED

-------------------------------------------------------
                                 Shares or
                                 Principal
                                 Amount($)     Value($)
-------------------------------------------------------
DENMARK--CONTINUED
  FLS Industries A/S                  5,400         150
  GN Store Nord A/S                  25,700         339
  H. Lundbeck A/S                     6,900         175
  Novo Nordisk A/S, Cl B             24,737       1,224
  Novozymes A/S, Cl B                 5,670         292
  TDC A/S                            20,600       1,108
  Topdanmark A/S *                    2,650         211
  Vestas Wind Systems A/S *          18,838         455
  William Demant Holding *            3,757         176
                                               --------
                                                  8,144
                                               --------
FINLAND (0.9%)
  Cargotec Corp., Cl B *              2,752          83
  Fortum Corp.                       19,013         382
  Kone Oyj, Cl B *                    1,812         123
  Neste Oil Oyj *                     8,053         298
  Nokia Corp., Cl A                 188,650       3,161
  Orion Corp., Cl B                   3,600          80
  Sampo PLC, Cl A                    20,452         324
  Stora Enso Oyj (b)                 27,106         373
  Tietoenator Oyj                     5,429         182
  UPM-Kymmene Corp.                  22,600         452
                                               --------
                                                  5,458
                                               --------
FRANCE (10.2%)
  Accor                              16,684         842
  Air France                         10,630         178
  Alcatel *                          85,898       1,144
  Alstom *                            7,864         373
  Atos Origin SA *                    4,386         310
  Autoroutes du Sud de la
    France                            4,817         279
  AXA                                94,918       2,605
  BNP Paribas                        53,440       4,062
  Bouygues SA                        14,437         671
  Capgemini *                         9,283         361
  Carrefour SA                       37,580       1,729
  Casino Guichard-Perrachon SA        2,824         200
  CNP Assurances SA                   2,741         184
  Compagnie de Saint-Gobain          20,693       1,190
  Compagnie Generale des
    Etablissements Michelin          10,464         615
  Credit Agricole SA                 44,207       1,296
  Dassault Systemes SA                4,504         233
  Essilor International SA            7,979         661
  Euronext Paris SA                   8,631         380

-------------------------------------------------------
                                 Shares or
                                 Principal
                                 Amount($)     Value($)
-------------------------------------------------------
FRANCE--CONTINUED
  European Aeronautic Defence &
    Space Co. Eads NV                17,332         614
  France Telecom SA                 101,916       2,925
  Gecina SA                           1,986         234
  Groupe Danone                      16,344       1,761
  Hermes International                  925         218
  Imerys                              2,880         214
  Klepierre                           1,926         193
  L'Air Liquide SA                      927         170
  L'Air Liquide SA (Loyalty
    Bonus Shares)                     3,710         682
  L'Air Liquide SA, Registered
    Shares                            1,693         311
  L'Oreal SA                         22,282       1,726
  Lafarge SA                         10,399         915
  Lafarge SA (Loyalty Shares)           997          88
  Lagardere SCA (b)                  10,165         721
  LVMH Moet Hennessy Louis
    Vuitton SA                       16,572       1,366
  Pernod Ricard                       6,179       1,091
  Pinault-Printemps-Redoute SA        4,492         471
  PSA Peugeot Citroen SA             11,441         777
  Publicis Groupe SA                 10,495         334
  Renault SA                         12,905       1,222
  Sagem SA                           13,222         285
  Sanofi-Aventis                     72,323       5,974
  Schneider Electric SA              15,792       1,247
  Societe BIC                         2,596         154
  Societe Generale                   22,311       2,546
  Societe Television Francaise
    1                                 9,212         244
  Sodexho Alliance SA                 8,209         310
  SUEZ SA                            56,773       1,641
  Technip                             7,230         428
  Thales                              6,861         319
  Thomson                            19,552         406
  TOTAL SA                           38,714      10,564
  Unibail Holding                     3,784         549
  Valeo (b)                           6,204         258
  Veolia Environnement SA            24,926       1,052
  VINCI SA *                         12,225       1,053
  Vivendi UniversalSA                73,906       2,412
                                               --------
                                                 62,788
                                               --------
GERMANY (13.5%)
  Adidas-Salomon AG                   7,016       1,223
  Allianz AG                         45,171       6,101

                       See Notes to Financial Statements.

SCHEDULES OF PORTFOLIO INVESTMENTS
STI CLASSIC FUNDS September 30, 2005 (Amounts in thousands, except Shares) (Unaudited)

INTERNATIONAL EQUITY INDEX FUND -- CONTINUED

-------------------------------------------------------
                                 Shares or
                                 Principal
                                 Amount($)     Value($)
-------------------------------------------------------
GERMANY--CONTINUED
  ALTANA AG                           9,689         542
  BASF AG                            69,853       5,255
  Bayer AG                           85,944       3,158
  Bayerische Hypo-und
    Vereinsbank AG *                 74,725       2,101
  Beiersdorf AG                       2,739         314
  Celesio AG                          5,922         517
  Commerzbank AG                     59,910       1,640
  Continental AG                     17,768       1,458
  DaimlerChrysler AG                112,319       5,959
  Deutsche Bank AG                   63,656       5,963
  Deutsche Boerse AG                 16,069       1,533
  Deutsche Lufthansa AG              32,530         432
  Deutsche Post AG                   65,521       1,534
  Deutsche Telekom AG               358,101       6,515
  Douglas Holding AG                  5,248         200
  E.ON AG                            81,293       7,483
  EPCOS AG *                          9,277         122
  Fresenius Medical Care AG           3,941         308
  Hochtief AG                         8,881         395
  Hypo Real Estate Holding AG        17,911         908
  Infineon Technologies AG *         85,831         843
  Karstadt Quelle AG * (b)           11,069         150
  Lanxess AG *                           15           0
  Linde AG                           11,256         831
  MAN AG                             19,147         981
  Merck KGaA                          6,693         562
  METRO AG                           18,982         935
  MLP AG                             10,575         221
  Muenchener Rueckversicherungs
    AG                               24,069       2,748
  PUMA Rudolf Dassler Sport AG        2,322         628
  RWE AG                             54,993       3,635
  SAP AG                             28,980       5,015
  Schering AG                        22,182       1,406
  Siemens AG                        104,869       8,084
  Suedzucker AG                      10,142         229
  ThyssenKrupp AG                    48,400       1,012
  TUI AG                             22,914         488
  Volkswagen AG                      29,851       1,840
                                               --------
                                                 83,269
                                               --------
GREECE (1.1%)
  Alpha Bank SA                      29,976         848
  Coca-Cola HBC                      11,970         347

-------------------------------------------------------
                                 Shares or
                                 Principal
                                 Amount($)     Value($)
-------------------------------------------------------
GREECE--CONTINUED
  Cosmote Mobile
    Telecommunications SA            15,950         317
  EFG Eurobank Ergasias SA           21,160         657
  Emporiki Bank of Greece SA *        8,784         258
  Hellenic Duty Free Shops SA         3,860          72
  Hellenic Petroleum SA              17,300         270
  Hellenic Technodomiki Tev SA       20,860         110
  Hellenic Telecommunications
    Organization SA *                28,580         571
  Intracom SA                        19,350         134
  National Bank of Greece SA         29,119       1,166
  OPAP SA                            32,460       1,008
  Piraeus Bank SA                    22,425         469
  Public Power Corp. SA              10,530         232
  Technical Olympic SA               17,140         115
  Titan Cement Co. SA                 8,390         280
  Viohalco SA                        20,740         142
                                               --------
                                                  6,996
                                               --------
HONG KONG (0.8%)
  Bank of East Asia Ltd.             54,368         159
  BOC Hong Kong (Holdings)
    Ltd.                            147,500         296
  Cheung Kong (Holdings) Ltd.        58,000         655
  CLP Holdings Ltd.                  48,600         290
  Esprit Holdings Ltd.               39,500         295
  Hang Seng Bank Ltd.                30,100         405
  Henderson Land Development
    Co. Ltd.                         28,000         140
  Hong Kong & China Gas Co.
    Ltd. (The)                      141,237         291
  Hongkong Electric Holdings
    Ltd.                             41,500         207
  Hutchison Telecommunications
    International Ltd. *             77,827         113
  Hutchison Whampoa Ltd.             75,080         777
  Johnson Electric Holdings
    Ltd.                             56,500          54
  Li & Fung Ltd.                     68,000         157
  PCCW Ltd.                         205,326         134
  Sun Hung Kai Properties Ltd.       49,600         514
  Swire Pacific Ltd.                 35,500         327
  Wharf (Holdings) Ltd. (The)        47,000         183
                                               --------
                                                  4,997
                                               --------

                       See Notes to Financial Statements.

SCHEDULES OF PORTFOLIO INVESTMENTS
STI CLASSIC FUNDS September 30, 2005 (Amounts in thousands, except Shares) (Unaudited)

INTERNATIONAL EQUITY INDEX FUND -- CONTINUED

-------------------------------------------------------
                                 Shares or
                                 Principal
                                 Amount($)     Value($)
-------------------------------------------------------
IRELAND (1.0%)
  Allied Irish Banks PLC             71,733       1,526
  Bank of Ireland                    32,464         750
  Bank of Ireland                    61,560         973
  CRH PLC                            42,381       1,148
  DEPFA Bank PLC                     48,273         776
  Elan Corp. PLC *                   14,824         134
  Independent News & Media PLC          154           0
  Irish Life & Permanent PLC         25,736         469
  Kerry Group PLC                    12,581         294
  Kerry Group PLC, Cl A               6,213         212
                                               --------
                                                  6,282
                                               --------
ITALY (8.6%)
  Alleanza Assicurazioni SpA         54,104         668
  Arnoldo Mondadori Editore SpA      21,915         220
  Assicurazioni Generali SpA        128,552       4,054
  Autogrill SpA                      18,781         265
  Autostrade SpA                     48,949       1,258
  Banca Antoniana Popolare
    Veneta SpA (b)                   37,262       1,173
  Banca Fideuram SpA                 47,076         270
  Banca Intesa SpA                  442,545       2,062
  Banca Intesa SpA                  124,585         542
  Banca Monte dei Paschi di
    Siena SpA (b)                   155,559         690
  Banca Nazionale del Lavoro
    SpA *                           195,778         628
  Banca Popolare di Milano
    Scarl SpA                        61,942         635
  Banche Popolari Unite SpA          57,516       1,167
  Banco Popolare di Verona e
    Novara Scrl SpA                  53,961       1,017
  Benetton Group SpA                 12,813         137
  Bulgari SpA                        23,533         265
  Capitalia SpA                     203,833       1,115
  Edison SpA *                      127,025         283
  Enel SpA (b)                      569,566       4,907
  Eni SpA (b)                       355,570      10,557
  Fiat SpA * (b)                     71,919         643
  FinecoGroup SpA                    27,898         253
  Finmeccanica SpA                   41,611         826
  Gruppo Editoriale L'Espresso
    SpA (b)                          29,948         169
  Italcementi SpA                    11,556         181
  Luxottica Group SpA                20,735         515

-------------------------------------------------------
                                 Shares or
                                 Principal
                                 Amount($)     Value($)
-------------------------------------------------------
ITALY--CONTINUED
  Mediaset SpA                      114,842       1,359
  MEDIOBANCA -- Banca di
    Credito Finanziario SpA          75,985       1,495
  Mediolanum SpA (b)                 39,759         273
  Parmalat Finanziaria SpA *         46,288           0
  Pirelli & C. SpA                  429,595         456
  Riunione Adriatica di Sicurta
    SpA (RAS)                        40,458         921
  Sanpaolo IMI SpA                  150,083       2,330
  Seat Pagine Gialle SpA *          665,277         328
  Snam Rete Gas SpA                 167,124         974
  Telecom Italia Media SpA *
    (b)                             192,965         126
  Telecom Italia RNC SpA            760,913       2,117
  Telecom Italia SpA              1,423,312       4,626
  Terna SpA                         174,154         449
  Tiscali SpA * (b)                  40,378         140
  UniCredito Italiano SpA           591,542       3,334
                                               --------
                                                 53,428
                                               --------
JAPAN (26.8%)
  77 Bank Ltd.                       30,000         220
  Acom Co. Ltd.                       5,630         409
  Advantest Corp.                     5,900         457
  AEON Co. Ltd.                      47,200         948
  AEON Credit Service Co. Ltd.        3,000         218
  Aiful Corp.                         5,100         427
  Aisin Seiki Co. Ltd.               15,500         440
  Ajinomoto Co., Inc.                42,000         442
  All Nippon Airways Co. Ltd.        53,000         164
  Alps Electric Co. Ltd.             16,000         260
  Amada Co. Ltd.                     32,000         255
  Aoyama Trading Co. Ltd.             5,800         164
  Ariake Japan Co. Ltd.               1,640          37
  Asahi Breweries Ltd.               30,000         380
  Asahi Glass Co. Ltd.               70,000         735
  Asahi Kasei Corp.                  89,000         486
  Bank of Fukuoka Ltd. (The)
    (b)                              49,000         353
  Bank of Yokohama Ltd. (The)        93,000         709
  Benesse Corp.                       5,700         214
  Bridgestone Corp.                  49,000       1,049
  Canon, Inc.                        54,300       2,933
  Casio Computer Co. Ltd.            19,500         283
  Central Glass Co. Ltd.             17,000          98
  Central Japan Railway Co.              62         483
  Chiba Bank Ltd. (The)              56,000         455

                       See Notes to Financial Statements.

SCHEDULES OF PORTFOLIO INVESTMENTS
STI CLASSIC FUNDS September 30, 2005 (Amounts in thousands, except Shares) (Unaudited)

INTERNATIONAL EQUITY INDEX FUND -- CONTINUED

-------------------------------------------------------
                                 Shares or
                                 Principal
                                 Amount($)     Value($)
-------------------------------------------------------
JAPAN--CONTINUED
  Chubu Electric Power Co.,
    Inc. (b)                         41,600       1,015
  Chugai Pharmaceutical Co.
    Ltd.                             21,300         406
  Citizen Watch Co. Ltd. (b)         27,500         224
  COMSYS Holdings Corp.              14,000         162
  Credit Saison Co. Ltd.             13,400         588
  CSK Corp.                           5,600         247
  Dai Nippon Printing Co. Ltd.       46,000         742
  Daiichi Sankyo Co. Ltd. *          51,226       1,049
  Daikin Industries Ltd.             17,200         461
  Daimaru, Inc. (The)                20,000         235
  Dainippon Ink & Chemicals,
    Inc.                             63,000         207
  Daito Trust Construction Co.
    Ltd.                              6,700         293
  Daiwa House Industry Co.
    Ltd.                             37,000         484
  Daiwa Securities Group, Inc.       95,000         742
  Denki Kagaku Kogyo KK              47,000         169
  DENSO Corp.                        36,100       1,046
  Dentsu, Inc.                          141         400
  DOWA Mining Co. Ltd.               25,000         210
  East Japan Railway Co.                243       1,387
  Ebara Corp.                        34,000         145
  Eisai Co. Ltd.                     19,100         816
  Electric Power Development
    Co. Ltd.                         10,800         361
  FamilyMart Co. Ltd.                 5,900         177
  Fanuc Ltd.                         12,900       1,043
  Fast Retailing Co. Ltd.             4,100         311
  Fuji Electric Co. Ltd.             55,000         219
  Fuji Photo Film Co. Ltd.           35,300       1,163
  Fuji Television Network,
    Inc.                                 50         112
  Fujikura Ltd.                      34,000         208
  Fujitsu Ltd.                      129,000         850
  Furukawa Electric Co. Ltd.
    (The) *                          48,000         243
  Gunma Bank Ltd.                    31,000         199
  Hino Motors Ltd.                   25,000         170
  Hirose Electric Co. Ltd.            2,700         315
  Hitachi Cable Ltd.                 25,000         102
  Hitachi Chemical Co. Ltd.           9,000         188
  Hitachi Ltd.                      227,000       1,438
  Hokkaido Electric Power Co.,
    Inc.                             14,700         313

-------------------------------------------------------
                                 Shares or
                                 Principal
                                 Amount($)     Value($)
-------------------------------------------------------
JAPAN--CONTINUED
  Hokuhoku Financial Group,
    Inc.                             95,000         358
  Honda Motor Co. Ltd.               57,300       3,241
  Hoya Corp.                          8,000         266
  Hoya Corp. W/I *                   24,000         816
  Isetan Co. Ltd.                    15,400         245
  Ishikawajima-Harima Heavy
    Industries Co. Ltd. *           107,000         216
  ITOCHU Corp.                      121,000         833
  ITOCHU Techno-Science Corp.         3,000         105
  JAFCO Co. Ltd.                      3,100         203
  Japan Airlines Corp.               62,000         164
  Japan Real Estate Investment
    Corp.                                26         210
  Japan Retail Fund Investment
    Corp.                                20         161
  Japan Tobacco, Inc.                    67       1,057
  JFE Holdings, Inc.                 41,175       1,339
  JGC Corp.                          19,000         347
  Joyo Bank Ltd. (The)               63,300         386
  JSR Corp.                          14,000         291
  Kajima Corp.                       76,000         362
  Kamigumi Co. Ltd.                  21,000         167
  Kaneka Corp.                       24,000         313
  Kansai Electric Power Co.,
    Inc. (The)                       49,800       1,099
  Kansai Paint Co. Ltd.              28,000         176
  Kao Corp.                          37,000         911
  Katokichi Co. Ltd.                 10,500          69
  Kawasaki Heavy Industries
    Ltd.                            111,000         281
  Kawasaki Kisen Kaisha Ltd.         48,000         346
  KDDI Corp.                            186       1,049
  Keihin Electric Express
    Railway Co. Ltd. (b)             38,000         239
  Keio Electric Railway Co.
    Ltd.                             54,000         298
  Keyence Corp.                       2,500         629
  Kikkoman Corp.                     13,000         125
  Kinden Corp.                       18,000         155
  Kinki Nippon Railway Co.
    Ltd.                            126,250         427
  Kirin Brewery Co. Ltd.             55,000         606
  Kobe Steel Ltd.                   218,000         663
  Kokuyo Co. Ltd.                     6,600          91
  Komatsu Ltd.                       69,000         940
  Konami Corp.                        8,000         180

                       See Notes to Financial Statements.

SCHEDULES OF PORTFOLIO INVESTMENTS
STI CLASSIC FUNDS September 30, 2005 (Amounts in thousands, except Shares) (Unaudited)

INTERNATIONAL EQUITY INDEX FUND -- CONTINUED

-------------------------------------------------------
                                 Shares or
                                 Principal
                                 Amount($)     Value($)
-------------------------------------------------------
JAPAN--CONTINUED
  Konica Minolta Holdings,
    Inc.                             36,500         332
  Kubota Corp.                       82,000         568
  Kuraray Co. Ltd.                   31,000         275
  Kurita Water Industries Ltd.       12,600         229
  Kyocera Corp.                      11,800         821
  Kyowa Hakko Kogyo Co. Ltd.         34,000         264
  Kyushu Electric Power Co.,
    Inc.                             27,400         610
  Lawson, Inc.                        5,000         189
  Leopalace21 Corp.                  11,000         266
  Mabuchi Motor Co. Ltd.              3,100         153
  Makita Corp.                        9,000         182
  Marubeni Corp.                    114,000         530
  Marui Co. Ltd.                     23,000         388
  Matsumotokiyoshi Co. Ltd.           4,600         150
  Matsushita Electric
    Industrial Co. Ltd.             150,880       2,556
  Matsushita Electric Works
    Ltd.                             22,000         219
  Meiji Seika Kaisha Ltd.            37,000         192
  Meitec Corp.                        4,700         150
  Millea Holdings, Inc.                  99       1,587
  Minebea Co. Ltd.                   37,000         153
  Mitsubishi Chemical Corp.         133,000         441
  Mitsubishi Corp.                   82,100       1,620
  Mitsubishi Electric Corp.         142,000         910
  Mitsubishi Estate Co. Ltd.         80,000       1,098
  Mitsubishi Gas Chemical Co.,
    Inc.                             36,000         240
  Mitsubishi Heavy Industries
    Ltd.                            225,000         797
  Mitsubishi Logistics Corp.          9,000         106
  Mitsubishi Materials Corp.         81,000         286
  Mitsubishi Rayon Co. Ltd.          52,000         233
  Mitsubishi Tokyo Financial
    Group, Inc.                         509       6,683
  Mitsui & Co. Ltd.                 109,000       1,365
  Mitsui Chemicals, Inc.             50,000         295
  Mitsui Engineering &
    Shipbuilding Co. Ltd.            71,000         169
  Mitsui Fudosan Co. Ltd.            58,000         872
  Mitsui Mining & Smelting Co.
    Ltd.                             46,000         267
  Mitsui O.S.K. Lines Ltd. (b)       91,000         727
  Mitsui Sumitomo Insurance Co.
    Ltd.                             86,340       1,000
  Mitsui Trust Holdings, Inc.        42,000         582

-------------------------------------------------------
                                 Shares or
                                 Principal
                                 Amount($)     Value($)
-------------------------------------------------------
JAPAN--CONTINUED
  Mitsukoshi Ltd.                    38,000         184
  Mizuho Financial Group, Inc.          596       3,791
  Murata Manufacturing Co.
    Ltd.                             15,700         876
  Namco Bandai Holdings, Inc. *      13,050         217
  NEC Corp.                         133,000         721
  NEC Electronics Corp.               3,000         100
  Net One Systems Co. Ltd.               50          98
  NGK Insulators Ltd.                25,000         318
  NGK Spark Plug Co. Ltd.            17,000         246
  Nichii Gakkan Co.                   2,900          71
  Nidec Corp.                         4,200         250
  Nidec Corp. W/I *                   4,200         249
  Nikko Cordial Corp. (b)            59,000         683
  Nikon Corp.                        23,000         290
  Nintendo Co. Ltd.                   7,400         863
  Nippon Building Fund, Inc.             25         213
  Nippon Express Co. Ltd.            65,000         321
  Nippon Meat Packers, Inc.          15,000         162
  Nippon Mining Holdings, Inc.       61,500         488
  Nippon Oil Corp.                  100,000         885
  Nippon Sheet Glass Co. Ltd.        37,000         167
  Nippon Steel Corp.                442,000       1,659
  Nippon Telegraph & Telephone
    Corp.                               343       1,686
  Nippon Unipac Holding                  64         232
  Nippon Yusen KK (b)                91,000         610
  Nissan Chemical Industries
    Ltd.                             17,000         213
  Nissan Motor Co. Ltd.             163,400       1,866
  Nisshin Seifun Group, Inc.         19,800         192
  Nisshin Steel Co. Ltd.             80,000         276
  Nissin Food Products Co.
    Ltd.                              7,400         193
  Nitto Denko Corp.                  12,200         687
  NOK Corp.                           8,400         250
  Nomura Holdings, Inc.             124,600       1,933
  Nomura Research Institute
    Ltd.                              2,000         231
  NSK Ltd.                           41,000         226
  NTN Corp.                          37,000         221
  NTT DATA Corp.                         97         374
  NTT DoCoMo, Inc.                    1,198       2,132
  Obayashi Corp.                     51,000         352
  OBIC Co. Ltd.                         800         136
  Odakyu Electric Railway Co.
    Ltd.                             53,000         289
  Oji Paper Co. Ltd. (b)             54,000         295

                       See Notes to Financial Statements.

SCHEDULES OF PORTFOLIO INVESTMENTS
STI CLASSIC FUNDS September 30, 2005 (Amounts in thousands, except Shares) (Unaudited)

INTERNATIONAL EQUITY INDEX FUND -- CONTINUED

-------------------------------------------------------
                                 Shares or
                                 Principal
                                 Amount($)     Value($)
-------------------------------------------------------
JAPAN--CONTINUED
  Oki Electric Industry Co.
    Ltd.                             52,000         177
  Olympus Corp.                      18,000         399
  OMRON Corp.                        17,600         429
  Onward Kashiyama Co. Ltd.          13,000         206
  Oracle Corp.                        2,900         128
  Oriental Land Co. Ltd.              4,200         240
  ORIX Corp.                          6,120       1,105
  Osaka Gas Co. Ltd.                155,000         542
  Pioneer Corp.                      13,500         192
  Promise Co. Ltd.                    6,950         515
  Rakuten, Inc.                         315         241
  Resona Holdings, Inc. *               338         873
  Ricoh Co. Ltd.                     50,000         781
  ROHM Co. Ltd.                       8,000         694
  Sankyo Co. Ltd.                     4,700         248
  SANYO Electric Co. Ltd. (b)       118,000         291
  Sapporo Holdings Ltd. (b)          35,000         183
  Secom Co. Ltd.                     15,500         746
  Sega Sammy Holdings, Inc.           5,452         215
  Sega Sammy Holdings, Inc. W/I
    *                                 5,452         211
  Seiko Epson Corp.                   8,900         229
  Sekisui Chemical Co. Ltd.          38,000         271
  Sekisui House Ltd.                 33,000         404
  Seven & I Holdings Co. Ltd. *      55,540       1,840
  Sharp Corp.                        69,000         999
  Shimamura Co. Ltd.                  1,900         211
  Shimano, Inc.                       8,200         221
  Shimizu Corp.                      51,000         334
  Shin-Etsu Chemical Co. Ltd.        25,500       1,112
  Shinsei Bank Ltd.                  69,000         435
  Shionogi & Co. Ltd.                25,000         340
  Shiseido Co. Ltd.                  29,000         418
  Shizuoka Bank Ltd. (The)           46,000         474
  Showa Denko KK                     91,000         291
  Showa Shell Sekiyu KK              18,400         252
  Skylark Co. Ltd.                    8,900         131
  SMC Corp.                           3,900         519
  Softbank Corp.                     18,200       1,010
  Sompo Japan Insurance, Inc.        62,000         821
  Sony Corp.                         61,500       2,021
  Stanley Electric Co. Ltd.          13,200         200
  Sumitomo Chemical Co. Ltd.        111,000         687
  Sumitomo Corp.                     81,000         855
  Sumitomo Electric Industries
    Ltd.                             51,000         687

-------------------------------------------------------
                                 Shares or
                                 Principal
                                 Amount($)     Value($)
-------------------------------------------------------
JAPAN--CONTINUED
  Sumitomo Heavy Industries
    Ltd.                             48,000         340
  Sumitomo Metal Industries
    Ltd. (b)                        316,000       1,108
  Sumitomo Metal Mining Co.
    Ltd.                             43,000         399
  Sumitomo Mitsui Financial
    Group, Inc.                         286       2,696
  Sumitomo Realty & Development
    Co. Ltd.                         30,000         445
  Sumitomo Trust & Banking Co.
    Ltd. (The)                       94,000         774
  Suruga Bank Ltd.                   20,000         220
  Suzuken Co. Ltd.                    5,700         165
  T&D Holdings, Inc.                 16,850       1,004
  Taiheiyo Cement Corp.              73,000         273
  Taisei Corp.                       75,000         309
  Taisho Pharmaceutical Co.
    Ltd.                             12,000         216
  Taiyo Yuden Co. Ltd.               13,000         143
  Takara Holdings, Inc.              20,000         126
  Takashimaya Co. Ltd.               22,000         280
  Takeda Pharmaceutical Co.
    Ltd. (b)                         59,500       3,544
  Takefuji Corp.                      8,500         663
  TDK Corp.                           9,200         656
  Teijin Ltd.                        71,000         414
  Teikoku Oil Co. Ltd.               17,000         183
  Terumo Corp.                       13,800         444
  THK Co. Ltd.                        9,100         227
  TIS, Inc.                           3,800          79
  Tobu Railway Co. Ltd.              78,000         311
  Toho Co. Ltd.                      15,900         252
  Tohoku Electric Power Co.,
    Inc.                             30,800         685
  Tokyo Broadcasting System,
    Inc.                              5,300         123
  Tokyo Electric Power Co.,
    Inc. (The)                       79,900       2,020
  Tokyo Electron Ltd.                12,300         653
  Tokyo Gas Co. Ltd.                163,000         662
  Tokyu Corp.                        73,000         387
  TonenGeneral Sekiyu KK             27,000         314
  Toppan Printing Co. Ltd.           42,000         443
  Toray Industries, Inc.             98,000         522
  Toshiba Corp.                     215,000         947
  Tosoh Corp.                        47,000         200

                       See Notes to Financial Statements.

SCHEDULES OF PORTFOLIO INVESTMENTS
STI CLASSIC FUNDS September 30, 2005 (Amounts in thousands, except Shares) (Unaudited)

INTERNATIONAL EQUITY INDEX FUND -- CONTINUED

-------------------------------------------------------
                                 Shares or
                                 Principal
                                 Amount($)     Value($)
-------------------------------------------------------
JAPAN--CONTINUED
  Tostem Inax Holding Corp.          16,712         285
  TOTO Ltd.                          19,700         156
  Toyo Seikan Kaisha Ltd.            11,900         177
  Toyobo Co. Ltd.                    74,000         183
  Toyota Industries Corp.            14,500         482
  Toyota Motor Corp.                192,800       8,833
  Trend Micro, Inc.                   7,500         237
  Ube Industries Ltd.                83,000         224
  Uni-Charm Corp.                     3,800         164
  UNY Co. Ltd.                       15,000         198
  Ushio, Inc.                         9,500         193
  USS Co. Ltd.                        2,740         195
  Wacoal Corp.                        9,000         119
  West Japan Railway Co.                133         503
  World Co. Ltd.                      3,750         154
  Yahoo Japan Corp.                     278         326
  Yahoo Japan Corp. W/I *               278         331
  Yakult Honsha Co. Ltd.             10,200         258
  Yamada Denki Co. Ltd.               6,200         471
  Yamaha Corp.                       15,100         261
  Yamaha Motor Co. Ltd.              16,300         337
  Yamanouchi Pharmaceutical Co.
    Ltd.                             39,261       1,477
  Yamato Transport Co. Ltd.          29,000         477
  Yamazaki Baking Co. Ltd.           12,000         105
  Yokogawa Electric Corp.            19,700         308
                                               --------
                                                165,033
                                               --------
LUXEMBOURG (0.1%)
  Arcelor SA                         36,291         849
                                               --------
NETHERLANDS (2.0%)
  ABN AMRO Holding NV                71,009       1,701
  AEGON NV                           54,810         813
  Akzo Nobel NV                      11,358         495
  ASML Holding NV *                  20,943         344
  DSM NV                              8,020         315
  Heineken NV                         9,618         309
  ING Groep NV                       74,971       2,233
  QIAGEN NV * (b)                    21,132         275
  Reed Elsevier NV                   32,467         448
  Rodamco Europe NV                   2,170         187
  Royal Ahold NV *                   63,666         481
  Royal KPN NV                       85,406         766
  Royal Numico NV *                   6,446         282
  Royal Philips Electronics NV       56,095       1,490
  TPG NV                             18,251         453
  Unilever NV                        22,404       1,592

-------------------------------------------------------
                                 Shares or
                                 Principal
                                 Amount($)     Value($)
-------------------------------------------------------
NETHERLANDS--CONTINUED
  Vedior NV                           8,926         127
  VNU NV                             11,825         372
  Wolters Kluwer NV                  14,221         265
                                               --------
                                                 12,948
                                               --------
NEW ZEALAND (0.4%)
  Auckland International
    Airport Ltd.                    169,852         268
  Carter Holt Harvey Ltd.           104,723         182
  Fisher & Paykel Appliances
    Holdings Ltd.                    43,566         106
  Fisher & Paykel Healthcare
    Corp. Ltd.                       83,985         217
  Fletcher Building Ltd.             78,141         428
  Sky City Entertainment Group
    Ltd.                             72,624         242
  Telecom Corp. of New Zealand
    Ltd.                            266,663       1,110
  Warehouse Group Ltd.               23,897          64
                                               --------
                                                  2,617
                                               --------
NORWAY (1.6%)
  DNB Nor Bank ASA                   97,540       1,006
  Frontline Ltd.                      8,350         371
  Norsk Hydro ASA                    20,900       2,339
  Norske Skogindustrier ASA (b)      17,250         255
  Orkla ASA                          28,150       1,068
  Petoleum Geo-Services ASA *         8,754         279
  Schibsted ASA                       7,000         218
  Statoil ASA                        86,400       2,144
  Storebrand ASA                     37,000         362
  Tandberg ASA                       19,294         258
  Telenor ASA                       111,800         999
  Tomra Systems ASA (b)              31,350         223
  Yara International ASA             28,640         517
                                               --------
                                                 10,039
                                               --------
PORTUGAL (0.9%)
  Banco BPI SA                       67,321         299
  Banco Comercial Portugues SA      425,706       1,182
  Banco Espirito Santo SA            23,578         377
  Brisa-Auto-estradas de
    Portugal SA                      77,473         669
  CIMPOR-Cimentos de Portugal
    SGPS SA                          42,933         237
  Energias de Portugal SA           303,106         845

                       See Notes to Financial Statements.

SCHEDULES OF PORTFOLIO INVESTMENTS
STI CLASSIC FUNDS September 30, 2005 (Amounts in thousands, except Shares) (Unaudited)

INTERNATIONAL EQUITY INDEX FUND -- CONTINUED

-------------------------------------------------------
                                 Shares or
                                 Principal
                                 Amount($)     Value($)
-------------------------------------------------------
PORTUGAL--CONTINUED
  Keppel Corp. Ltd.                  26,000         195
  Portugal Telecom SGPS SA          131,313       1,199
  PT Multimedia-Servicos de
    Telecomunicacoes e
    Multimedia, SGPS, SA *           18,260         193
  Sonae SGPS SA                     214,214         366
                                               --------
                                                  5,562
                                               --------
SINGAPORE (0.4%)
  City Developments Ltd.             23,000         126
  DBS Group Holdings Ltd.            54,467         509
  Oversea-Chinese Banking Corp.
    Ltd.                            123,700         457
  Singapore Airlines Ltd.            30,000         206
  Singapore Press Holdings
    Ltd.                             74,750         204
  Singapore Telecommunications
    Ltd.                            316,580         458
  United Overseas Bank Ltd.          53,000         442
  United Overseas Land Ltd.           5,300           7
  Venture Corp. Ltd.                 17,000         146
                                               --------
                                                  2,555
                                               --------
SPAIN (5.3%)
  Abertis Infraestructuras SA
    (b)                              21,749         632
  Acciona SA                          3,287         376
  Acerinox SA                        19,617         273
  Actividades de Construccion y
    Servicios SA (ACS)               22,906         668
  Altadis SA                         26,891       1,204
  Antena 3 de Television SA           7,645         139
  Banco Bilbao Vizcaya
    Argentaria SA                   262,930       4,610
  Banco Popular Espanol SA           81,755         996
  Banco Santander Central
    Hispano SA                      465,552       6,115
  Corporacion Mapfre SA              12,623         217
  Endesa SA                          78,525       2,101
  Fomento de Construcciones y
    Contratas SA                      5,080         303
  Gamesa Corporacion
    Tecnologica SA                   12,846         197
  Gas Natural SDG SA                 15,476         450
  Grupo Ferrovial SA                  6,247         520
  Iberdrola SA (b)                   72,792       2,034
  Iberia Lineas Aereas de
    Espana SA (b)                    54,071         138
  Indra Sistemas SA                  13,359         293
  Industria de Diseno Textil SA      18,642         547

-------------------------------------------------------
                                 Shares or
                                 Principal
                                 Amount($)     Value($)
-------------------------------------------------------
SPAIN--CONTINUED
  Metrovacesa SA                      5,153         379
  Promotora de Informaciones SA       8,860         171
  Repsol YPF SA                      81,300       2,634
  Sacyr Vallehermoso Group SA        11,548         324
  Sociedad General de Aguas de
    Barcelona SA, Cl A                5,664         137
  Sogecable SA * (b)                  4,166         163
  Telefonica Publicidad e
    Informacion SA                   21,206         183
  Telefonica SA                     362,666       5,936
  Union Fenosa SA                    19,210         634
  Zeltia SA * (b)                    19,593         142
                                               --------
                                                 32,516
                                               --------
SWEDEN (1.7%)
  Assa Abloy AB                      16,200         229
  Atlas Copco AB, Cl A               19,100         370
  Atlas Copco AB, Cl B               13,341         231
  Electrolux AB, Ser B               16,200         379
  Gambro AB                          13,100         199
  H&M Hennes & Mauritz AB            22,700         810
  Nordea Bank AB                    103,000       1,030
  Sandvik AB                         10,100         502
  Scania AB, Cl B                     5,727         207
  Securitas AB                       17,200         266
  Skandia Forsakrings AB             57,900         302
  Skandinaviska Enskilda Banken
    AB                               24,800         454
  Skanska AB                         22,100         326
  SKF AB, Cl B                       18,800         245
  Svenska Cellulosa AB ACA            7,800         273
  Svenska Handelsbanken AB, Cl
    A                                24,400         565
  Swedish Match AB                   17,600         210
  Tele2 AB, Cl B                     19,150         195
  Telefonaktiebolaget LM
    Ericsson                        708,800       2,587
  TeliaSonera AB                     93,500         444
  Volvo AB, Cl A                      5,157         218
  Volvo AB, Cl B                     11,250         490
                                               --------
                                                 10,532
                                               --------
SWITZERLAND (1.9%)
  ABB Ltd. *                         38,212         279
  Adecco SA                           3,320         152
  Compagnie Financiere
    Richemont SA                     10,722         425

                       See Notes to Financial Statements.

SCHEDULES OF PORTFOLIO INVESTMENTS
STI CLASSIC FUNDS September 30, 2005 (Amounts in thousands, except Shares) (Unaudited)

INTERNATIONAL EQUITY INDEX FUND -- CONTINUED

-------------------------------------------------------
                                 Shares or
                                 Principal
                                 Amount($)     Value($)
-------------------------------------------------------
SWITZERLAND--CONTINUED
  Credit Suisse Group                22,936       1,015
  Holcim Ltd.                         3,980         264
  Nestle SA                           6,596       1,932
  Novartis AG                        39,761       2,018
  Roche Holding Ltd.                 12,253       1,702
  STMicroelectronics NV              44,118         759
  Swiss Reinsurance Co.               6,001         394
  Swisscom AG                           484         158
  Syngenta AG                         2,769         290
  UBS AG                             19,630       1,668
  Zurich Financial Services           2,655         452
                                               --------
                                                 11,508
                                               --------
UNITED KINGDOM (11.3%)
  3i Group PLC                       20,575         284
  AMVESCAP PLC                       26,828         174
  Anglo American PLC                 39,401       1,174
  ARM Holdings PLC                   55,732         115
  AstraZeneca PLC                    46,197       2,147
  Aviva PLC                          65,787         722
  BAA PLC                            35,668         393
  BAE Systems PLC                    99,595         603
  Barclays PLC                      177,727       1,796
  BG Group PLC                      121,954       1,157
  BHP Billiton PLC                   69,444       1,122
  BOC Group PLC (The)                15,918         324
  Boots Group PLC                    23,908         257
  BP PLC                            599,340       7,118
  BPB PLC                            18,640         242
  Brambles Industries PLC            32,994         203
  British American Tobacco PLC       50,249       1,055
  British Land Co. PLC (The)         19,823         329
  British Sky Broadcasting
    Group PLC                        36,895         365
  BT Group PLC                      244,787         959
  Bunzl PLC                          11,919         119
  Cable & Wireless PLC               78,077         197
  Cadbury Schweppes PLC              59,674         602
  Capita Group PLC (The)             27,041         180
  Carnival PLC                        5,447         282
  Centrica PLC                      110,045         477
  Compass Group PLC                  66,920         243
  Cookson Group PLC *                 6,450          38
  Corus Group PLC                   148,625         135
  Daily Mail & General Trust
    PLC                              13,899         162
  Diageo PLC                         90,225       1,297

-------------------------------------------------------
                                 Shares or
                                 Principal
                                 Amount($)     Value($)
-------------------------------------------------------
UNITED KINGDOM--CONTINUED
  Dixons Group PLC                   65,096         173
  Elan Corp., PLC *                  18,086         160
  Electrocomponents PLC              25,162         108
  EMAP PLC                           11,287         164
  EMI Group PLC                      31,004         133
  Enterprise Inns PLC                14,807         220
  Exel PLC                           12,966         281
  Friends Provident PLC              56,807         187
  Gallaher Group PLC                 23,151         359
  GKN PLC                            32,475         169
  GlaxoSmithKline PLC               164,090       4,173
  GUS PLC                            29,331         442
  Hammerson PLC                       9,442         155
  Hanson PLC                         22,553         234
  Hays PLC                           70,445         153
  HBOS PLC                          110,452       1,663
  Hilton Group PLC                   56,343         313
  HSBC Holdings PLC                 298,780       4,831
  Imperial Chemical Industries
    PLC                              39,804         210
  Imperial Tobacco Group PLC         21,982         630
  InterContinental Hotels Group
    PLC                              17,601         223
  International Power PLC            55,925         245
  Invensys PLC *                    233,903          60
  ITV PLC                           128,856         257
  J Sainsbury PLC                    43,723         216
  Johnson Matthey PLC                 9,896         206
  Kelda Group PLC                    12,794         159
  Kingfisher PLC                     68,938         263
  Land Securities Group PLC          16,148         421
  Legal & General Group PLC         174,433         349
  Liberty International PLC           8,217         144
  Lloyds TSB Group PLC              157,183       1,295
  LogicaCMG PLC                      30,267          94
  Man Group PLC                      10,416         304
  Marks & Spencer Group PLC          53,889         356
  Mitchells & Butlers PLC            17,560         113
  National Grid PLC                  94,305         884
  Next PLC                            9,401         231
  Pearson PLC                        25,336         294
  Peninsular & Oriental Steam
    Navigation Co. (The)             32,184         190
  Provident Financial PLC             8,689          96
  Prudential PLC                     67,672         614
  Reckitt Benckiser PLC              17,595         536
  Reed Elsevier PLC                  41,058         380

                       See Notes to Financial Statements.

SCHEDULES OF PORTFOLIO INVESTMENTS
STI CLASSIC FUNDS September 30, 2005 (Amounts in thousands, except Shares) (Unaudited)

INTERNATIONAL EQUITY INDEX FUND -- CONTINUED

-------------------------------------------------------
                                 Shares or
                                 Principal
                                 Amount($)     Value($)
-------------------------------------------------------
UNITED KINGDOM--CONTINUED
  Rentokil Initial PLC               71,380         208
  Reuters Group PLC                  44,458         293
  Rexam PLC                          17,873         162
  Rio Tinto PLC                      29,123       1,191
  Rolls-Royce PLC *                  51,618         340
  Royal & Sun Alliance
    Insurance Group PLC             100,360         172
  Royal Bank of Scotland Group
    PLC (The)                        89,563       2,541
  Royal Dutch Shell PLC, Cl A       115,000       3,803
  Royal Dutch Shell PLC, Cl B        79,163       2,734
  SABMiller PLC                      27,169         527
  Sage Group PLC (The)               46,679         190
  Scottish & Newcastle PLC           28,241         231
  Scottish & Southern Energy
    PLC                              29,633         538
  Scottish Power PLC                 58,619         591
  Severn Trent PLC                   14,675         256
  Slough Estates PLC                 14,284         134
  Smith & Nephew PLC                 30,170         253
  Smiths Group PLC                   20,537         347
  Tesco PLC                         219,736       1,199
  Tomkins PLC                        33,787         172
  Trinity Mirror PLC                 10,055         106
  Unilever PLC                       78,083         815
  United Utilities PLC               29,278         338
  Vodafone Group PLC              1,830,402       4,761
  Whitbread PLC                      11,883         199
  William Hill Organization
    Ltd.                             13,430         138
  Wolseley PLC                       21,653         458
  WPP Group PLC                      35,821         365
  Yell Group PLC                     27,320         230
                                               --------
                                                 70,251
                                               --------
Total Foreign Common Stocks
  (Cost $449,780)                               598,425
                                               --------
FOREIGN PREFERRED STOCK (0.5%)
GERMANY (0.5%)
  Fresenius Medical Care AG           4,983         454
  Henkel KGaA, Vorzug                 7,395         672
  Porsche AG                          1,111         853
  ProSiebenSat.1 Media AG            12,182         211

-------------------------------------------------------
                                 Shares or
                                 Principal
                                 Amount($)     Value($)
-------------------------------------------------------
GERMANY--CONTINUED
  RWE AG                              5,080         292
  Volkswagen AG                      14,584         665
                                               --------
Total Foreign Preferred Stock
  (Cost $2,292)                                   3,147
                                               --------
EXCHANGE TRADED FUNDS (0.0%)
  iShares MSCI EAFE Index Fund          900          53
  iShares MSCI Germany Index
    Fund (b)                            889          17
  iShares MSCI Italy Index Fund         851          22
  iShares MSCI Japan Index Fund       4,025          49
                                               --------
Total Exchange Traded Funds
  (Cost $126)                                       141
                                               --------
RIGHTS (0.0%)
FRANCE (0.0%)
  L'Air Liquide Prime Fidelite          972         178
                                               --------
ITALY (0.0%)
  La Rinascente SpA *                15,295           4
                                               --------
NORWAY (0.0%)
  Norske Skogindustrier ASA           7,392          29
                                               --------
Total Rights (Cost $169)                            211
                                               --------
SHORT-TERM INVESTMENTS (5.7%)
  Brown Brothers Harriman &
    Co.,                          5,380,457       5,380
  Cayman Islands Cash Sweep
    CSFB Enhanced Liquidity
    Portfolio (c)                29,856,112      29,856
                                               --------
Total Short-Term Investments
  (Cost $35,236)                                 35,236
                                               --------
Total Investments (Cost
  $487,603) (a) -- 102.9%                       637,160
Other liabilities in excess of
  assets -- (2.9%)                              (17,858)
                                               --------
Net Assets -- 100.0%                           $619,303
                                               ========

---------------

*  Non-income producing security.

(a)Cost for federal income tax purposes is $506,854
   (amount in thousands). Unrealized appreciation/

                       See Notes to Financial Statements.

SCHEDULES OF PORTFOLIO INVESTMENTS
STI CLASSIC FUNDS September 30, 2005 (Amounts in thousands, except Shares) (Unaudited)

INTERNATIONAL EQUITY INDEX FUND -- CONCLUDED

   (depreciation) on a tax basis is as follows (amounts in thousands):

      Unrealized Appreciation.................   $148,847
      Unrealized Depreciation.................    (18,541)
                                                 --------
      Unrealized Appreciation
        (Depreciation)........................   $130,306
                                                 ========

(b)This security or a partial position of the security was on loan at September 30, 2005. The total value of securities on loan at September 30, 2005 in thousands was $34,032.

(c)This security was purchased with cash collateral held from securities lending.

Cl    -- Class.

The investment concentrations for the International Equity Index Fund as a percentage of net assets, by industry, as of September 30, 2005, were as follows (unaudited):

Consumer Discretionary                           12.3%
Consumer Staples                                  6.0
Energy                                            8.1
Financials                                       27.4
Health Care                                       5.4
Industrials                                      10.6
Information Technology                            6.0
Materials                                         7.5
Short-Term Investments                            5.7
Telecommunication Services                        7.2
Utilities                                         6.7

                       See Notes to Financial Statements.

SCHEDULES OF PORTFOLIO INVESTMENTS
STI CLASSIC FUNDS September 30, 2005 (Amounts in thousands, except Shares) (Unaudited)

LARGE CAP RELATIVE VALUE FUND

-------------------------------------------------------
                               Shares or
                               Principal
                               Amount($)      Value($)
-------------------------------------------------------
COMMON STOCKS (100.0%)
CONSUMER DISCRETIONARY (8.8%)
  Advance Auto Parts, Inc. *
    (b)                           600,000        23,208
  Gannett Co., Inc. (b)           175,000        12,045
  Kohl's Corp. *                  150,000         7,527
  Lowe's Cos., Inc. (b)           300,000        19,320
  McDonald's Corp.                 40,000         1,340
  Target Corp.                    200,000        10,386
  Viacom, Inc., Cl B              800,000        26,407
  Walt Disney Co. (The)           750,000        18,098
                                             ----------
                                                118,331
                                             ----------
CONSUMER STAPLES (10.1%)
  Anheuser-Busch Cos., Inc.        20,000           861
  Archer-Daniels-Midland
    Co.                           550,000        13,563
  Clorox Co. (The) (b)            175,000         9,720
  Diageo PLC ADR (b)              351,100        20,367
  Estee Lauder Cos., Inc.
    (The), Cl A                   320,000        11,146
  Kimberly-Clark Corp.             50,000         2,977
  PepsiCo, Inc. (b)               200,000        11,342
  Sara Lee Corp. (b)              200,000         3,790
  SYSCO Corp.                     190,000         5,960
  Unilever PLC ADR (b)            500,000        21,110
  Wal-Mart Stores, Inc.           600,000        26,291
  Wm. Wrigley Jr. Co.             125,000         8,985
                                             ----------
                                                136,112
                                             ----------
ENERGY (9.5%)
  Anadarko Petroleum Corp.        110,000        10,533
  Baker Hughes, Inc. (b)          350,000        20,888
  Burlington Resources,
    Inc.                          175,000        14,231
  ChevronTexaco Corp.             275,000        17,801
  ConocoPhillips                  240,000        16,778
  Exxon Mobil Corp.               370,000        23,510
  Royal Dutch Shell PLC ADR,
    Cl A                          375,000        24,614
                                             ----------
                                                128,355
                                             ----------
FINANCIALS (25.2%)
  American Express Co. (b)         35,000         2,010
  American International
    Group, Inc.                   400,000        24,784
  Bank of America Corp. (b)       450,000        18,945
  Berkshire Hathaway, Inc.,
    Cl B *                          8,500        23,214

-------------------------------------------------------
                               Shares or
                               Principal
                               Amount($)      Value($)
-------------------------------------------------------
FINANCIALS--CONTINUED
  Cincinnati Financial
    Corp.                         375,000        15,709
  CIT Group, Inc.                 600,000        27,108
  Citigroup, Inc. (b)             750,000        34,139
  Fifth Third Bancorp             375,000        13,774
  Genworth Financial, Inc.,
    Cl A (b)                      700,000        22,568
  Goldman Sachs Group, Inc.
    (The) (b)                     150,000        18,237
  Morgan Stanley                  400,000        21,576
  New York Community
    Bancorp, Inc. (b)           1,300,000        21,320
  Principal Financial Group,
    Inc. (b)                      475,000        22,501
  State Street Corp.              350,000        17,122
  U.S. Bancorp                    600,000        16,848
  Wachovia Corp. (b)              600,000        28,554
  Wells Fargo & Co.               190,000        11,128
                                             ----------
                                                339,537
                                             ----------
HEALTH CARE (12.3%)
  Abbott Laboratories             400,000        16,960
  Amgen, Inc. * (b)               160,000        12,747
  Boston Scientific Corp. *
    (b)                         1,350,000        31,550
  Bristol-Myers Squibb Co.
    (b)                           900,000        21,654
  Eli Lilly & Co.                 450,000        24,084
  Express Scripts, Inc. *
    (b)                           150,000         9,330
  Johnson & Johnson               130,000         8,226
  Laboratory Corp. of
    America Holdings * (b)         20,000           974
  Pfizer, Inc.                  1,200,000        29,964
  WellPoint, Inc. *               125,000         9,478
                                             ----------
                                                164,967
                                             ----------
INDUSTRIALS (10.6%)
  3M Co. (b)                      210,000        15,406
  Cendant Corp.                   800,000        16,512
  Cooper Industries Ltd., Cl
    A                             150,000        10,371
  Emerson Electric Co.            125,000         8,975
  General Electric Co.            450,000        15,152
  Goodrich Corp. (b)              425,000        18,844
  Honeywell International,
    Inc.                          250,000         9,375
  Illinois Tool Works, Inc.        25,000         2,058
  Norfolk Southern Corp.          400,000        16,224

                       See Notes to Financial Statements.

SCHEDULES OF PORTFOLIO INVESTMENTS
STI CLASSIC FUNDS September 30, 2005 (Amounts in thousands, except Shares) (Unaudited)

LARGE CAP RELATIVE VALUE FUND -- CONCLUDED

-------------------------------------------------------
                               Shares or
                               Principal
                               Amount($)      Value($)
-------------------------------------------------------
INDUSTRIALS--CONTINUED
  Rockwell Automation, Inc.       350,000        18,515
  Textron, Inc.                   150,000        10,758
                                             ----------
                                                142,190
                                             ----------
INFORMATION TECHNOLOGY (13.2%)
  Accenture Ltd., Cl A * (b)      800,000        20,368
  Agilent Technologies, Inc.
    * (b)                         450,000        14,738
  Applied Materials, Inc.
    (b)                         1,400,000        23,744
  Automatic Data Processing,
    Inc.                           25,000         1,076
  Cisco Systems, Inc. * (b)       800,000        14,344
  First Data Corp.                550,000        22,000
  Intel Corp.                     600,000        14,790
  International Business
    Machines Corp.                200,000        16,044
  Microsoft Corp.                 970,000        24,957
  Nokia Corp. ADR (b)           1,400,000        23,674
  Texas Instruments, Inc.          75,000         2,543
                                             ----------
                                                178,278
                                             ----------
MATERIALS (2.8%)
  E.I. du Pont de Nemours &
    Co.                           250,000         9,793
  Praxair, Inc. (b)               275,000        13,181
  Sigma-Aldrich Corp.             225,000        14,413
                                             ----------
                                                 37,387
                                             ----------
TELECOMMUNICATION SERVICES (3.9%)
  ALLTEL Corp.                    225,000        14,650
  Verizon Communications,
    Inc.                          425,000        13,893
  Vodafone Group PLC ADR          900,000        23,373
                                             ----------
                                                 51,916
                                             ----------
UTILITIES (3.6%)
  American Electric Power
    Co., Inc. (b)                 325,000        12,903
  Edison International            350,000        16,548
  Exelon Corp. (b)                200,000        10,688
  SCANA Corp.                     200,000         8,448
                                             ----------
                                                 48,587
                                             ----------
Total Common Stocks
  (Cost $1,114,492)                           1,345,660
                                             ----------

-------------------------------------------------------
                               Shares or
                               Principal
                               Amount($)      Value($)
-------------------------------------------------------
SHORT-TERM INVESTMENT (21.8%)
  CSFB Enhanced Liquidity
    Portfolio (c)             293,736,563       293,737
                                             ----------
Total Short-Term Investment
  (Cost $293,737)                               293,737
                                             ----------
MONEY MARKET FUNDS (0.1%)
  Federated Prime Value
    Obligations Fund, Cl I      1,337,027         1,337
                                             ----------
Total Money Market Funds
  (Cost $1,337)                                   1,337
                                             ----------
Total Investments (Cost
  $1,409,565) (a) -- 121.9%                   1,640,734
Liabilities in excess of
  other assets -- (21.9)%                      (294,595)
                                             ----------
Net Assets -- 100.0%                         $1,346,139
                                             ==========

---------------

*  Non-income producing security.

(a)Cost for federal income tax purposes is $1,409,631
   (amount in thousands). Unrealized appreciation/(depreciation) on a tax basis is as follows (amounts in thousands):

      Unrealized Appreciation................   $260,344
      Unrealized Depreciation................    (29,018)
                                                --------
      Unrealized Appreciation
        (Depreciation).......................   $231,326
                                                ========

(b)This security or a partial position of the security was on loan at September 30, 2005. The total value of securities on loan at September 30, 2005 in thousands was $286,452.

(c)This security was purchased with cash collateral held from securities lending.

ADR   -- American Depository Receipt.

Cl    -- Class.

                       See Notes to Financial Statements.

SCHEDULES OF PORTFOLIO INVESTMENTS
STI CLASSIC FUNDS September 30, 2005 (Amounts in thousands, except Shares) (Unaudited)

LARGE CAP VALUE EQUITY FUND

-------------------------------------------------------
                                Shares or
                                Principal
                                Amount($)     Value($)
-------------------------------------------------------
COMMON STOCKS (98.3%)
CONSUMER DISCRETIONARY (8.4%)
  Dow Jones & Co., Inc. (b)        382,850       14,621
  Gannett Co., Inc.                247,500       17,036
  Leggett & Platt, Inc.            495,856       10,016
  Mattel, Inc. (b)                 585,100        9,759
  OfficeMax, Inc.                  229,700        7,275
  Stanley Works (The)              201,466        9,404
  Viacom, Inc., Cl B               196,850        6,498
                                              ---------
                                                 74,609
                                              ---------
CONSUMER STAPLES (9.7%)
  Colgate-Palmolive Co.            344,400       18,181
  Estee Lauder Cos., Inc.
    (The), Cl A                    127,900        4,455
  General Mills, Inc. (b)          201,150        9,695
  H.J. Heinz Co.                   296,250       10,825
  J.M. Smucker Co. (The)           154,361        7,493
  Kimberly-Clark Corp.             244,950       14,582
  Kraft Foods, Inc., Cl A (b)      219,050        6,701
  PepsiCo, Inc. (b)                254,350       14,424
                                              ---------
                                                 86,356
                                              ---------
ENERGY (8.0%)
  BP PLC ADR                       261,650       18,538
  Chevron Corp.                    302,700       19,594
  Exxon Mobil Corp.                305,950       19,440
  Marathon Oil Corp.               194,850       13,431
                                              ---------
                                                 71,003
                                              ---------
FINANCIALS (24.0%)
  A.G. Edwards, Inc.               164,100        7,189
  Astoria Financial Corp.          297,675        7,865
  Bank of America Corp.            448,650       18,887
  Bank of New York Co., Inc.
    (The)                          505,800       14,875
  Bear Stearns & Co., Inc.
    (b)                            132,750       14,569
  Citigroup, Inc.                  312,829       14,240
  Colonial BancGroup, Inc.
    (The)                          294,400        6,595
  Comerica, Inc.                   156,377        9,211
  Compass Bancshares, Inc.         151,853        6,959
  FirstMerit Corp.                 244,297        6,545
  Huntington Bancshares,
    Inc.                           295,854        6,648
  JPMorgan Chase & Co.             394,216       13,376
  KeyCorp (b)                      275,600        8,888

-------------------------------------------------------
                                Shares or
                                Principal
                                Amount($)     Value($)
-------------------------------------------------------
FINANCIALS--CONTINUED
  Merrill Lynch & Co., Inc.
    (b)                            118,000        7,239
  Morgan Stanley                   133,350        7,193
  Northern Trust Corp. (b)         195,400        9,877
  PNC Financial Services
    Group, Inc. (The)               81,850        4,749
  Provident Financial
    Services, Inc.                 427,050        7,516
  Regions Financial Corp.          283,480        8,822
  South Financial Group, Inc.
    (The) (b)                      246,186        6,608
  Wachovia Corp.                   275,450       13,109
  Washington Mutual, Inc. (b)      351,850       13,800
                                              ---------
                                                214,760
                                              ---------
HEALTH CARE (9.8%)
  Abbott Laboratories              431,850       18,310
  Becton, Dickinson & Co.          212,950       11,165
  Johnson & Johnson                175,800       11,125
  PerkinElmer, Inc.                390,837        7,961
  Pfizer, Inc.                     733,650       18,319
  Wyeth                            432,050       19,992
                                              ---------
                                                 86,872
                                              ---------
INDUSTRIALS (17.7%)
  3M Co.                            93,100        6,830
  Emerson Electric Co.             258,000       18,523
  General Electric Co.             527,150       17,749
  Honeywell International,
    Inc.                           478,900       17,959
  Hubbell, Inc., Cl B              151,888        7,128
  Illinois Tool Works, Inc.         81,350        6,698
  MSC Industrial Direct Co.,
    Inc., Cl A (b)                 186,250        6,178
  Pall Corp. (b)                   317,031        8,718
  Parker Hannifin Corp.             77,700        4,997
  Pentair, Inc.                    180,250        6,579
  Pitney Bowes, Inc.               160,498        6,699
  R.R. Donnelley & Sons Co.        261,926        9,710
  Rockwell Automation, Inc.        228,700       12,098
  Ryder System, Inc.               193,800        6,632
  United Parcel Service,
    Inc., Cl B                     200,500       13,861
  Waste Management, Inc.           258,950        7,409
                                              ---------
                                                157,768
                                              ---------

                       See Notes to Financial Statements.

SCHEDULES OF PORTFOLIO INVESTMENTS
STI CLASSIC FUNDS September 30, 2005 (Amounts in thousands, except Shares) (Unaudited)

LARGE CAP VALUE EQUITY FUND -- CONCLUDED

-------------------------------------------------------
                                Shares or
                                Principal
                                Amount($)     Value($)
-------------------------------------------------------
INFORMATION TECHNOLOGY (3.9%)
  Automatic Data Processing,
    Inc.                           258,150       11,111
  Harris Corp.                     201,205        8,410
  Jack Henry & Associates,
    Inc. (b)                       362,601        7,034
  Tektronix, Inc.                  314,650        7,939
                                              ---------
                                                 34,494
                                              ---------
MATERIALS (10.5%)
  Alcoa, Inc.                      518,400       12,659
  Ashland, Inc.                     47,348        2,616
  Bemis Co., Inc. (b)              262,100        6,474
  Cytec Industries, Inc.           178,600        7,748
  Domtar, Inc.                     898,158        5,766
  E.I. du Pont de Nemours &
    Co.                            387,250       15,168
  Engelhard Corp.                  248,235        6,928
  International Paper Co.          298,450        8,894
  MeadWestvaco Corp.               243,000        6,712
  Sappi Ltd. ADR                   737,035        8,690
  Sigma-Aldrich Corp.               75,318        4,825
  Valspar Corp. (The)              297,100        6,643
                                              ---------
                                                 93,123
                                              ---------
TELECOMMUNICATION SERVICES (6.3%)
  BellSouth Corp. (b)              671,150       17,651
  SBC Communications, Inc.
    (b)                            799,550       19,165
  Verizon Communications,
    Inc.                           581,310       19,003
                                              ---------
                                                 55,819
                                              ---------
Total Common Stocks
  (Cost $818,556)                               874,804
                                              ---------
SHORT-TERM INVESTMENT (12.5%)
  CSFB Enhanced Liquidity
    Portfolio (c)              111,501,192      111,501
                                              ---------
Total Short-Term Investment
  (Cost $111,501)                               111,501
                                              ---------

-------------------------------------------------------
                                Shares or
                                Principal
                                Amount($)     Value($)
-------------------------------------------------------
REPURCHASE AGREEMENT (1.4%)
  Merrill Lynch & Co., Inc.,
    3.655% dated 09/30/05, to
    be repurchased on
    10/03/05, repurchase
    price $12,185,174
    (collateralized by U.S.
    Government Agencies,
    4.500%-5.000%, due
    04/15/22-08/20/28; total
    market value $12,427,309)       12,181       12,181
                                              ---------
Total Repurchase Agreement
  (Cost $12,181)                                 12,181
                                              ---------
Total Investments
  (Cost $942,238)  -- 112.2                     998,486
Liabilities in excess of
  other assets -- (12.2)                       (108,697)
                                              ---------
Net Assets -- 100.0%                          $ 889,789
                                              =========

---------------

(a)Cost for federal income tax purposes is $942,961
   (amount in thousands). Unrealized appreciation/ (depreciation) on a tax basis is as follows (amounts in thousands):

      Unrealized Appreciation.................   $ 82,815
      Unrealized Depreciation.................    (27,242)
                                                 --------
      Unrealized Appreciation
        (Depreciation)........................   $ 55,573
                                                 ========

(b)This security or a partial position of the security was on loan at September 30, 2005. The total value of securities on loan at September 30, 2005 in thousands was $111,301.

(c)This security was purchased with cash collateral held from securities lending.

ADR   -- American Depository Receipt.

Cl    -- Class.

                       See Notes to Financial Statements.

SCHEDULES OF PORTFOLIO INVESTMENTS
STI CLASSIC FUNDS September 30, 2005 (Amounts in thousands, except Shares) (Unaudited)

MID-CAP EQUITY FUND

-------------------------------------------------------
                                 Shares or
                                 Principal
                                 Amount($)     Value($)
-------------------------------------------------------
COMMON STOCKS (97.4%)
CONSUMER DISCRETIONARY (13.5%)
  American Eagle Outfitters,
    Inc.                             87,497       2,059
  Black & Decker Corp. (The)         32,122       2,637
  BorgWarner, Inc.                   19,727       1,114
  Brunswick Corp.                    29,497       1,113
  Claire's Stores, Inc.              52,586       1,269
  Darden Restaurants, Inc.           63,778       1,937
  Dex Media, Inc.                    47,853       1,330
  Federated Department Stores,
    Inc.                             22,148       1,481
  Hilton Hotels Corp.               124,382       2,776
  J. C. Penney Co., Inc.             36,338       1,723
  Lennar Corp., Cl A (b)             47,753       2,854
  Liz Claiborne, Inc.                62,694       2,465
  M.D.C. Holdings, Inc. (b)          27,383       2,160
  McGraw-Hill Cos., Inc. (The)      101,373       4,870
  MGM Mirage *                       42,774       1,872
  Nordstrom, Inc.                    64,375       2,209
  Ryland Group, Inc. (The) (b)       22,848       1,563
  Scholastic Corp. * (b)             77,545       2,866
  Sherwin-Williams Co. (The)         43,280       1,907
  Standard Pacific Corp.             55,493       2,304
                                               --------
                                                 42,509
                                               --------
CONSUMER STAPLES (4.3%)
  Archer Daniels Midland Co.         63,201       1,559
  Pepsi Bottling Group, Inc.
    (The)                            81,943       2,339
  Pilgrim's Pride Corp. (b)          96,008       3,495
  Reynolds American, Inc. (b)        38,618       3,206
  Smithfield Foods, Inc. *          102,462       3,041
                                               --------
                                                 13,640
                                               --------
ENERGY (8.6%)
  Amerada Hess Corp. (b)             30,567       4,204
  Cooper Cameron Corp. * (b)         26,595       1,966
  Devon Energy Corp. (b)             46,446       3,188
  Marathon Oil Corp.                 42,619       2,938
  Murphy Oil Corp.                   43,536       2,171
  Newfield Exploration Co. *         64,089       3,147
  Pride International, Inc. *        74,057       2,111
  Tidewater, Inc. (b)                53,548       2,606
  Valero Energy Corp.                25,122       2,840
  Weatherford International
    Ltd. * (b)                       28,579       1,962
                                               --------
                                                 27,133
                                               --------

-------------------------------------------------------
                                 Shares or
                                 Principal
                                 Amount($)     Value($)
-------------------------------------------------------
FINANCIALS (17.7%)
  American Capital Strategies
    Ltd.                             62,608       2,295
  Arch Capital Group Ltd. *          18,368         911
  Bear Stearns Cos., Inc.            38,811       4,259
  Brandywine Realty Trust            52,137       1,621
  CBL & Associates Properties,
    Inc.                             47,067       1,929
  CIT Group, Inc.                    69,284       3,130
  Comerica, Inc.                     33,181       1,954
  E*TRADE Financial Corp. *          91,767       1,615
  General Growth Properties,
    Inc. (b)                         59,122       2,656
  IndyMac Bancorp, Inc.              62,834       2,487
  KeyCorp                            77,525       2,500
  Lexington Corp. Properties
    Trust (b)                       105,800       2,492
  Lincoln National Corp. (b)         62,482       3,250
  MBIA, Inc. (b)                     35,734       2,166
  MGIC Investment Corp. (b)          38,164       2,450
  North Fork Bancorporation,
    Inc.                            114,466       2,919
  Old Republic International
    Corp.                            50,790       1,355
  PartnerRe Ltd.                     46,059       2,950
  PMI Group, Inc. (The)              47,631       1,899
  Radian Group, Inc. (b)             28,823       1,531
  St. Paul Travelers Cos.,
    Inc. (The)                       58,562       2,628
  Student Loan Corp. (The)            8,198       1,942
  Ventas, Inc.                       87,996       2,833
  Zions Bancorp                      23,621       1,682
                                               --------
                                                 55,454
                                               --------
HEALTH CARE (11.6%)
  Allergan, Inc.                     15,819       1,449
  Becton, Dickinson & Co.            26,216       1,375
  Biogen Idec, Inc. *                36,750       1,451
  Caremark Rx, Inc. *                   310          15
  CIGNA Corp. (b)                    29,532       3,481
  Coventry Health Care, Inc. *       47,599       4,095
  Edwards Lifesciences Corp. *
    (b)                              30,232       1,343
  Express Scripts, Inc. *            30,940       1,924
  Genzyme Corp. *                    40,300       2,887
  Health Management
    Associates, Inc., Cl A          115,033       2,700
  Hospira, Inc. *                    45,800       1,876

                       See Notes to Financial Statements.

SCHEDULES OF PORTFOLIO INVESTMENTS
STI CLASSIC FUNDS September 30, 2005 (Amounts in thousands, except Shares) (Unaudited)

MID-CAP EQUITY FUND -- CONTINUED

-------------------------------------------------------
                                 Shares or
                                 Principal
                                 Amount($)     Value($)
-------------------------------------------------------
HEALTH CARE--CONTINUED
  Humana, Inc. *                     44,578       2,134
  Laboratory Corp. of America
    Holdings * (b)                   60,011       2,923
  Medco Health Solutions, Inc.
    *                                21,562       1,182
  Protein Design Labs, Inc. *        65,160       1,824
  Sepracor, Inc. * (b)               21,303       1,257
  Thermo Electron Corp. *            72,485       2,240
  Waters Corp. *                     27,517       1,145
  Watson Pharmaceuticals, Inc.
    * (b)                            35,471       1,299
                                               --------
                                                 36,600
                                               --------
INDUSTRIALS (11.3%)
  Arrow Electronics, Inc. *
    (b)                              52,605       1,650
  Deere & Co.                        29,808       1,824
  Eaton Corp.                        66,468       4,223
  Goodrich Corp.                     37,610       1,668
  H & R Block, Inc.                 131,484       3,153
  Hughes Supply, Inc.                93,729       3,056
  PACCAR, Inc.                       46,609       3,164
  Parker Hannifin Corp.              32,602       2,097
  R.R. Donnelley & Sons Co.          76,976       2,854
  Rockwell Collins, Inc.             32,292       1,560
  Ryder System, Inc.                 61,973       2,121
  Southwest Airlines Co.            252,792       3,753
  Textron, Inc.                      23,964       1,719
  Timken Co. (The) (b)               95,635       2,834
                                               --------
                                                 35,676
                                               --------
INFORMATION TECHNOLOGY (15.6%)
  ADC Telecommunications, Inc.
    *                                22,348         511
  Alliance Data Systems Corp.
    * (b)                            48,666       1,905
  Amphenol Corp., Cl A               54,643       2,204
  Autodesk, Inc.                     38,381       1,782
  Check Point Software
    Technologies Ltd. *              76,280       1,855
  Citrix Systems, Inc. *             74,379       1,870
  Compuware Corp. *                 199,705       1,897
  Corning, Inc. *                   106,993       2,068
  Fair Isaac Corp.                   40,745       1,825
  Global Payments, Inc.              29,892       2,323
  Juniper Networks, Inc. * (b)       69,218       1,647
  KLA-Tencor Corp. (b)               42,454       2,070
  Lam Research Corp. * (b)           56,744       1,729

-------------------------------------------------------
                                 Shares or
                                 Principal
                                 Amount($)     Value($)
-------------------------------------------------------
INFORMATION TECHNOLOGY--CONTINUED
  Linear Technology Corp.            43,536       1,637
  McAfee, Inc. * (b)                 84,196       2,645
  MEMC Electronic Materials,
    Inc. *                           98,704       2,249
  National Semiconductor
    Corp.                            94,976       2,498
  NCR Corp. *                        66,475       2,121
  Novellus Systems, Inc.             54,016       1,355
  NVIDIA Corp. *                     35,780       1,227
  QLogic Corp. * (b)                 37,532       1,284
  Scientific-Atlanta, Inc.           75,057       2,815
  Symantec Corp. * (b)              109,877       2,490
  Western Digital Corp. *           136,892       1,770
  Xerox Corp. * (b)                 209,652       2,863
                                               --------
                                                 48,640
                                               --------
MATERIALS (5.1%)
  FMC Corp. *                        27,419       1,569
  Foundation Coal Holdings,
    Inc.                             25,350         975
  Louisiana-Pacific Corp.            79,312       2,196
  Lubrizol Corp. (The)               57,107       2,474
  Lyondell Chemical Co.              96,457       2,761
  Phelps Dodge Corp. (b)             30,001       3,898
  United States Steel Corp.
    (b)                              52,509       2,224
                                               --------
                                                 16,097
                                               --------
REITS (1.2%)
  Simon Property Group, Inc.
    (b)                              16,504       1,223
  SL Green Realty Corp.              39,401       2,687
                                               --------
                                                  3,910
                                               --------
TELECOMMUNICATION SERVICES (0.8%)
  Citizens Communications Co.
    (b)                             176,751       2,395
                                               --------
UTILITIES (7.7%)
  AES Corp. (The) *                 145,238       2,386
  Allegheny Energy, Inc. * (b)       96,213       2,956
  American Electric Power Co.,
    Inc. (b)                         53,376       2,119
  CenterPoint Energy, Inc. (b)      143,897       2,140
  Edison International               73,655       3,483
  Equitable Resources, Inc.          32,434       1,267
  ONEOK, Inc. (b)                    59,120       2,011
  PG&E Corp.                         64,570       2,534

                       See Notes to Financial Statements.

SCHEDULES OF PORTFOLIO INVESTMENTS
STI CLASSIC FUNDS  September 30, 2005  (Amounts in thousands, except Shares)

MID-CAP EQUITY FUND -- CONCLUDED

-------------------------------------------------------
                                 Shares or
                                 Principal
                                 Amount($)     Value($)
-------------------------------------------------------
UTILITIES--CONTINUED
  Sempra Energy                      61,385       2,889
  UGI Corp.                          89,500       2,519
                                               --------
                                                 24,304
                                               --------
Total Common Stocks (Cost
  $265,603)                                     306,358
                                               --------
SHORT-TERM INVESTMENT (23.6%)
  CSFB Enhanced Liquidity
    Portfolio (c)                74,236,621      74,237
                                               --------
Total Short-Term Investment
  (Cost $74,237)                                 74,237
                                               --------
REPURCHASE AGREEMENT (4.1%)
  BNP Paribas, 3.705%, dated
    09/30/05, to be
    repurchased on 10/03/05,
    repurchase price
    $12,744,754
    (collateralized by U.S.
    Government Agencies,
    4.125%, due 10/19/07;
    total market value
    $13,000,440)                     12,741      12,741
                                               --------
Total Repurchase Agreement
  (Cost $12,741)                                 12,741
                                               --------
Total Investments (Cost
  $352,581) (a) -- 125.1%                       393,336
Liabilities in excess of other
  assets -- (25.1)%                             (78,815)
                                               --------
Net Assets -- 100.0%                           $314,521
                                               ========

---------------

*  Non-income producing security.

(a)Cost for federal income tax purposes is $352,586
   (amount in thousands). Unrealized appreciation/(depreciation) on a tax basis is as follows (amounts in thousands):

      Unrealized Appreciation..................   $45,696
      Unrealized Depreciation..................    (4,925)
                                                  -------
      Unrealized Appreciation (Depreciation)...   $40,771
                                                  =======

(b)This security or a partial position of the security was on loan at September 30, 2005. The total value of securities on loan at September 30, 2005 in thousands was $72,795.

(c)This security was purchased with cash collateral held from securities lending.

Cl    -- Class.

REIT  -- Real Estate Investment Trust.

                       See Notes to Financial Statements.

SCHEDULES OF PORTFOLIO INVESTMENTS
STI CLASSIC FUNDS September 30, 2005 (Amounts in thousands, except Shares) (Unaudited)

MID-CAP VALUE EQUITY FUND

-------------------------------------------------------
                                 Shares or
                                 Principal
                                 Amount($)     Value($)
-------------------------------------------------------
COMMON STOCKS (98.1%)
CONSUMER DISCRETIONARY (14.4%)
  Abitibi-Consolidated, Inc.        446,100       1,807
  Cooper Tire & Rubber Co.          169,400       2,587
  Dow Jones & Co., Inc.              63,800       2,437
  Foot Locker, Inc.                 102,600       2,251
  Leggett & Platt, Inc.             129,300       2,611
  Masco Corp.                        56,800       1,743
  Mattel, Inc. (b)                  295,000       4,920
  OfficeMax, Inc.                    71,100       2,252
  Regal Entertainment Group, Cl
    A (b)                           114,500       2,295
  Stanley Works (The)               109,600       5,115
  Tupperware Corp. (b)               96,300       2,194
                                               --------
                                                 30,212
                                               --------
CONSUMER STAPLES (6.4%)
  Archer Daniels Midland Co.         65,700       1,620
  Corn Products International,
    Inc.                            114,320       2,306
  H.J. Heinz Co.                     98,800       3,611
  J.M. Smucker Co. (The)             57,900       2,810
  Pepsi Bottling Group, Inc.
    (The)                           111,400       3,180
                                               --------
                                                 13,527
                                               --------
ENERGY (4.7%)
  GlobalSantaFe Corp.                45,100       2,057
  Marathon Oil Corp.                 31,200       2,151
  Noble Energy, Inc.                 40,900       1,918
  Pioneer Natural Resources
    Co.                              40,700       2,235
  Tidewater, Inc.                    32,400       1,577
                                               --------
                                                  9,938
                                               --------
FINANCIALS (21.0%)
  Alliance Capital Management
    Holding LP                       46,200       2,211
  Astoria Financial Corp.            78,700       2,079
  Bear Stearns & Co., Inc.           52,600       5,773
  Colonial BancGroup, Inc.
    (The)                           175,800       3,938
  Comerica, Inc.                     57,700       3,399
  Compass Bancshares, Inc.           50,900       2,333
  FirstMerit Corp.                   58,145       1,558
  Huntington Bancshares, Inc.        69,600       1,564
  KeyCorp                            76,700       2,474
  Northern Trust Corp.               62,100       3,139
  PartnerRe Ltd.                     48,280       3,092

-------------------------------------------------------
                                 Shares or
                                 Principal
                                 Amount($)     Value($)
-------------------------------------------------------
FINANCIALS--CONTINUED
  Provident Financial Services,
    Inc.                            262,239       4,615
  South Financial Group, Inc.
    (The) (b)                       293,900       7,888
                                               --------
                                                 44,063
                                               --------
HEALTH CARE (4.8%)
  Beckman Coulter, Inc. (b)          23,100       1,247
  Becton, Dickinson & Co.            40,000       2,097
  Health Management Associates,
    Inc., Cl A                       81,300       1,908
  PerkinElmer, Inc.                 136,800       2,787
  Serono SA ADR (b)                 127,781       2,102
                                               --------
                                                 10,141
                                               --------
INDUSTRIALS (17.3%)
  Dover Corp.                       119,000       4,854
  Embraer-Empresa Brasileira de
    Aeronautica SA ADR               53,200       2,054
  Hubbell, Inc., Cl B                46,235       2,170
  Kennametal, Inc.                   13,653         670
  MSC Industrial Direct Co.,
    Inc., Cl A (b)                  123,500       4,096
  Pall Corp. (b)                    186,100       5,118
  Parker Hannifin Corp.              57,500       3,698
  Pentair, Inc.                     100,800       3,679
  R.R. Donnelley & Sons Co.          55,952       2,074
  Rockwell Automation, Inc.         100,600       5,321
  Ryder System, Inc.                 77,914       2,666
                                               --------
                                                 36,400
                                               --------
INFORMATION TECHNOLOGY (9.3%)
  Acxiom Corp.                      113,200       2,119
  Analog Devices, Inc. (b)           49,500       1,838
  Diebold, Inc.                      64,300       2,216
  Harris Corp.                       52,500       2,195
  Intersil Corp., Cl A              103,300       2,250
  Microchip Technology, Inc.
    (b)                             124,100       3,737
  Reynolds & Reynolds Co.
    (The), Cl A                      54,933       1,506
  Tektronix, Inc.                   145,100       3,661
                                               --------
                                                 19,522
                                               --------
MATERIALS (16.8%)
  Alcan, Inc.                        49,500       1,571
  Ashland, Inc.                      28,700       1,585
  Cytec Industries, Inc. (b)         78,307       3,397
  Domtar, Inc.                      621,765       3,992
  Engelhard Corp. (b)                94,100       2,626

                       See Notes to Financial Statements.

SCHEDULES OF PORTFOLIO INVESTMENTS
STI CLASSIC FUNDS September 30, 2005 (Amounts in thousands, except Shares) (Unaudited)

MID-CAP VALUE FUND -- CONCLUDED

-------------------------------------------------------
                                 Shares or
                                 Principal
                                 Amount($)     Value($)
-------------------------------------------------------
MATERIALS--CONTINUED
  Foundation Coal Holdings,
    Inc.                             52,255       2,009
  Lubrizol Corp. (The)               36,500       1,582
  Sappi Ltd. ADR                    587,400       6,925
  Sigma-Aldrich Corp. (b)            49,900       3,197
  United States Steel Corp. (b)      34,400       1,457
  Valspar Corp. (The)               169,698       3,794
  Worthington Industries, Inc.      155,500       3,270
                                               --------
                                                 35,405
                                               --------
REITS (2.1%)
  American Financial Realty
    Trust                           167,000       2,372
  Trustreet Properties, Inc.        135,600       2,122
                                               --------
                                                  4,494
                                               --------
UTILITIES (1.3%)
  National Fuel Gas Co.              82,533       2,823
                                               --------
Total Common Stocks
  (Cost $193,536)                               206,525
                                               --------
MONEY MARKET FUNDS (1.7%)
  Federated Prime Value
    Obligations Fund, Cl I        3,626,219       3,626
                                               --------
Total Money Market Funds (Cost
  $3,626)                                         3,626
                                               --------
SHORT-TERM INVESTMENT (13.9%)
  CSFB Enhanced Liquidity
    Portfolio (c)                29,203,046      29,203
                                               --------
Total Short-Term Investment
  (Cost $29,203)                                 29,203
                                               --------
Total Investments (Cost
  $226,365) (a) -- 113.7%                       239,354
Liabilities in excess of other
  assets -- (13.7)%                             (28,932)
                                               --------
Net Assets -- 100.0%                           $210,422
                                               ========

---------------

(a)Cost for federal income tax purposes is $226,620
   (amount in thousands). Unrealized appreciation/(depreciation) on a tax basis is as follows (amounts in thousands):

      Unrealized Appreciation..................   $20,496
      Unrealized Depreciation..................    (7,694)
                                                  -------
      Unrealized Appreciation (Depreciation)...   $12,802
                                                  =======

(b)This security or a partial position of the security was on loan at September 30, 2005. The total value of securities on loan at September 30, 2005 in thousands was $28,565.

(c)This security was purchased with cash collateral held from securities lending.

ADR   -- American Depository Receipt.

Cl    -- Class.

LP    -- Limited Partnership.

REIT  -- Real Estate Investment Trust.

                       See Notes to Financial Statements.

SCHEDULES OF PORTFOLIO INVESTMENTS
STI CLASSIC FUNDS September 30, 2005 (Amounts in thousands, except Shares) (Unaudited)

QUALITY GROWTH STOCK FUND

-------------------------------------------------------
                                 Shares or
                                 Principal
                                 Amount($)     Value($)
-------------------------------------------------------
COMMON STOCKS (98.1%)
CONSUMER DISCRETIONARY (9.9%)
  Bed Bath & Beyond, Inc. *          28,000       1,125
  Fortune Brands, Inc.               22,000       1,789
  Home Depot, Inc. (The)             49,000       1,869
  Johnson Controls, Inc.             16,000         993
  Kohl's Corp. *                     27,000       1,355
  Lowe's Cos., Inc.                  28,000       1,803
  McGraw-Hill Cos., Inc. (The)       28,000       1,345
  Staples, Inc.                      88,500       1,887
  Target Corp.                       41,500       2,155
                                               --------
                                                 14,321
                                               --------
CONSUMER STAPLES (9.2%)
  Colgate-Palmolive Co.              48,000       2,534
  CVS Corp.                          87,000       2,524
  PepsiCo, Inc.                      54,000       3,062
  Procter & Gamble Co. (The)
    (b)                              53,000       3,151
  Wal-Mart Stores, Inc.              44,884       1,967
                                               --------
                                                 13,238
                                               --------
ENERGY (8.8%)
  Anadarko Petroleum Corp.           12,000       1,149
  Apache Corp.                       51,250       3,855
  BP PLC ADR (b)                     31,000       2,196
  Exxon Mobil Corp.                  87,000       5,528
                                               --------
                                                 12,728
                                               --------
FINANCIALS (13.1%)
  AFLAC, Inc.                        43,000       1,948
  American Express Co. (b)           21,180       1,217
  American International
    Group, Inc.                      36,000       2,231
  Chubb Corp. (The)                  28,500       2,552
  Marshall & Ilsley Corp. (b)        62,000       2,698
  Prudential Financial, Inc.         33,000       2,229
  SLM Corp. (b)                      56,000       3,003
  U.S. Bancorp                       62,000       1,741
  Washington Mutual, Inc. (b)        32,000       1,255
                                               --------
                                                 18,874
                                               --------
HEALTH CARE (21.9%)
  Amgen, Inc. *                      38,000       3,027
  Baxter International, Inc.         72,000       2,871
  Becton, Dickinson & Co.            21,000       1,101
  C.R. Bard, Inc.                    37,000       2,443
  Caremark Rx, Inc. *                15,000         749
  Coventry Health Care, Inc. *       30,000       2,581
  Johnson & Johnson                  50,732       3,210

-------------------------------------------------------
                                 Shares or
                                 Principal
                                 Amount($)     Value($)
-------------------------------------------------------
HEALTH CARE--CONTINUED
  Medtronic, Inc.                    43,063       2,309
  Schering-Plough Corp. (b)          70,000       1,474
  St. Jude Medical, Inc. *           68,000       3,182
  Stryker Corp. (b)                  27,000       1,335
  UnitedHealth Group, Inc. (b)       84,200       4,733
  Wyeth                              52,000       2,406
                                               --------
                                                 31,421
                                               --------
INDUSTRIALS (13.5%)
  Caterpillar, Inc.                  26,000       1,528
  Danaher Corp.                      40,000       2,153
  Emerson Electric Co.               20,000       1,436
  General Dynamics Corp.             24,000       2,869
  General Electric Co.              166,844       5,617
  ITT Industries, Inc.               41,000       4,658
  Raytheon Co.                       32,000       1,217
                                               --------
                                                 19,478
                                               --------
INFORMATION TECHNOLOGY (18.4%)
  CheckFree Corp. *                  20,000         756
  Cisco Systems, Inc. *              35,179         631
  Dell, Inc. *                       69,000       2,360
  Hewlett-Packard Co.                46,000       1,343
  Intel Corp.                        94,086       2,319
  Maxim Integrated Products,
    Inc.                             24,000       1,024
  Microsoft Corp.                   223,056       5,740
  Oracle Corp. *                    185,808       2,302
  Paychex, Inc.                      55,000       2,039
  QUALCOMM, Inc.                     27,000       1,208
  Scientific-Atlanta, Inc.           72,000       2,701
  Texas Instruments, Inc. (b)        90,000       3,051
  VeriSign, Inc. *                   47,000       1,004
                                               --------
                                                 26,478
                                               --------
MATERIALS (1.8%)
  Praxair, Inc.                      54,000       2,588
                                               --------
TELECOMMUNICATION SERVICES (1.5%)
  SBC Communications, Inc. (b)       90,000       2,157
                                               --------
Total Common Stocks (Cost
  $109,815)                                     141,283
                                               --------
WARRANTS (0.0%)
INFORMATION TECHNOLOGY (0.0%)
  Lucent Technologies, Inc. *        22,693          22
                                               --------
Total Warrants (Cost $0)                             22
                                               --------

                       See Notes to Financial Statements.

SCHEDULES OF PORTFOLIO INVESTMENTS
STI CLASSIC FUNDS September 30, 2005 (Amounts in thousands, except Shares) (Unaudited)

QUALITY GROWTH STOCK FUND -- CONCLUDED

-------------------------------------------------------
                                 Shares or
                                 Principal
                                 Amount($)     Value($)
-------------------------------------------------------
SHORT-TERM INVESTMENT (15.3%)
  CSFB Enhanced Liquidity
    Portfolio (c)                22,060,175      22,060
                                               --------
Total Short-Term Investment
  (Cost $22,060)                                 22,060
                                               --------
REPURCHASE AGREEMENT (1.2%)
  BNP Paribas, 3.705%, dated
    09/30/05, to be
    repurchased on 10/03/05,
    repurchase price
    $1,793,716 (collateralized
    by U.S. Government
    Agencies, 4.125%, due
    10/19/07; total market
    value $1,830,908)                 1,793       1,793
                                               --------
Total Repurchase Agreement
  (Cost $1,793)                                   1,793
                                               --------
Total Investments (Cost
  $133,668) (a) -- 114.6%                       165,158
  Liabilities in excess of
    other assets -- (14.6)%                     (20,994)
                                               --------
Net Assets -- 100.0%                           $144,164
                                               ========

---------------

*  Non-income producing security.

(a)Cost for federal income tax purposes is $133,668
   (amount in thousands). Unrealized appreciation/(depreciation)on a tax basis is as follows (amounts in thousands):

      Unrealized Appreciation..................   $34,190
      Unrealized Depreciation..................    (1,726)
                                                  -------
      Unrealized Appreciation (Depreciation)...   $32,464
                                                  =======

(b)This security or a partial position of the security was on loan at September 30, 2005. The total value of securities on loan at September 30, 2005 in thousands was $21,676.

(c)This security was purchased with cash collateral held from securities lending.

ADR   -- American Depository Receipt.

                       See Notes to Financial Statements.

SCHEDULES OF PORTFOLIO INVESTMENTS
STI CLASSIC FUNDS September 30, 2005 (Amounts in thousands, except Shares) (Unaudited)

SMALL CAP GROWTH STOCK FUND

-------------------------------------------------------
                              Shares or
                              Principal
                              Amount($)       Value($)
-------------------------------------------------------
COMMON STOCKS (96.1%)
CONSUMER DISCRETIONARY (13.8%)
  Aaron Rents, Inc.               130,000         2,750
  Building Materials
    Holding Corp.                  25,000         2,330
  Cabelas, Inc., Cl A * (b)       306,200         5,625
  Casual Male Retail Group,
    Inc. * (b)                    691,051         4,754
  Champion Enterprises, Inc
    * (b)                         470,000         6,947
  Coldwater Creek, Inc. *         241,860         6,100
  Conn's, Inc. * (b)              190,000         5,267
  Craftmade International,
    Inc.                          170,100         3,057
  CSK Auto Corp. *                355,000         5,282
  Dover Downs Gaming &
    Entertainment, Inc.           159,136         2,164
  Dress Barn, Inc. (The) *
    (b)                           280,000         6,373
  Genesco, Inc. * (b)             204,800         7,626
  Gottschalks, Inc. *             220,300         2,009
  Guitar Center, Inc. * (b)        70,000         3,865
  Jos. A. Bank Clothiers,
    Inc. * (b)                    250,000        10,804
  K-Swiss, Inc., Cl A             162,200         4,796
  K2, Inc. *                      150,000         1,710
  Kona Grill, Inc. *               75,480           849
  Levitt Corp.                    115,000         2,638
  Luby's, Inc. *                  362,575         4,735
  MarineMax, Inc. * (b)            61,597         1,570
  Mikohn Gaming Corp. *           535,000         7,110
  Noble International Ltd.        165,271         3,993
  Orange 21, Inc. *               561,000         2,710
  Orleans Homebuilders,
    Inc. (b)                      140,000         3,450
  Panera Bread Co., Cl A *
    (b)                           132,200         6,766
  PetMed Express, Inc. *          399,566         4,140
  Phillips-Van Heusen
    Corp.                         155,100         4,811
  RARE Hospitality
    International, Inc. *          20,000           514
  Rocky Shoes & Boots, Inc.
    *                             265,000         7,579
  Sauer-Danfoss, Inc.             205,000         4,100
  Scientific Games Corp. *
    (b)                           200,000         6,200
  Steiner Leisure Ltd. *          198,800         6,753

-------------------------------------------------------
                              Shares or
                              Principal
                              Amount($)       Value($)
-------------------------------------------------------
CONSUMER DISCRETIONARY--CONTINUED
  Talbots, Inc. (The) (b)         246,300         7,369
  Tarrant Apparel Group *
    (b)                           840,000         2,638
  The Buckle, Inc. (b)            128,600         4,369
  Too, Inc. *                     335,900         9,213
  William Lyon Homes, Inc.
    * (b)                          39,578         6,143
  Wolverine World Wide,
    Inc.                          310,300         6,532
                                             ----------
                                                185,641
                                             ----------
CONSUMER STAPLES (2.7%)
  BJ's Wholesale Club, Inc.
    *                             129,160         3,591
  Central European
    Distribution Corp. *
    (b)                           180,000         7,665
  Central Garden & Pet Co.
    * (b)                         111,700         5,054
  Chiquita Brands
    International, Inc.           144,600         4,042
  Corn Products
    International, Inc.           210,000         4,236
  Parlux Fragrances, Inc. *
    (b)                           255,000         7,431
  Spectrum Brands, Inc. *
    (b)                           172,959         4,073
                                             ----------
                                                 36,092
                                             ----------
ENERGY (4.1%)
  Cal Dive International,
    Inc. * (b)                    132,200         8,382
  Core Laboratories NV *          225,800         7,284
  Hornbeck Offshore
    Services, Inc. *               60,000         2,198
  Oceaneering
    International, Inc. *          33,000         1,763
  Spinnaker Exploration Co.
    * (b)                          62,200         4,024
  Superior Energy Services,
    Inc. *                        258,200         5,962
  TETRA Technologies, Inc.
    *                             160,000         4,995
  Tidewater, Inc. (b)             165,500         8,055
  TODCO, Cl A                     190,600         7,950
  TransMontaigne, Inc. *          200,000         1,598
  Unit Corp. *                     49,800         2,753
                                             ----------
                                                 54,964
                                             ----------

                       See Notes to Financial Statements.

SCHEDULES OF PORTFOLIO INVESTMENTS
STI CLASSIC FUNDS September 30, 2005 (Amounts in thousands, except Shares) (Unaudited)

SMALL CAP GROWTH STOCK FUND -- CONTINUED

-------------------------------------------------------
                              Shares or
                              Principal
                              Amount($)       Value($)
-------------------------------------------------------
FINANCIALS (7.6%)
  Affiliated Managers
    Group, Inc. * (b)              95,000         6,880
  American Safety Insurance
    Holdings Ltd. *               140,000         2,414
  Arch Capital Group Ltd. *       110,100         5,460
  Asta Funding, Inc. (b)          120,000         3,643
  Corus Bankshares, Inc.           45,000         2,467
  Encore Capital Group,
    Inc. * (b)                    145,100         2,589
  First BanCorp                   100,000         1,692
  First Community Bancorp,
    Cl A                           71,600         3,425
  First Niagara Financial
    Group, Inc.                   308,400         4,453
  Franklin Bank Corp. *           315,000         5,087
  Infinity Property &
    Casualty Corp.                209,300         7,344
  Piper Jaffray Cos. *            115,600         3,452
  Platinum Underwriters
    Holdings Ltd.                 242,300         7,242
  R & G Financial Corp., Cl
    B                             155,000         2,131
  RLI Corp.                       121,100         5,602
  Santander BanCorp                85,000         2,094
  Selective Insurance
    Group, Inc. (b)               140,000         6,846
  South Financial Group,
    Inc. (The)                     45,000         1,208
  TierOne Corp.                   126,700         3,333
  United Community Banks,
    Inc.                           60,000         1,710
  Universal American
    Financial Corp. *             259,800         5,908
  W Holding Co., Inc.             590,000         5,640
  Westcorp                         80,000         4,712
  Zenith National Insurance
    Corp. (b)                     117,000         7,335
                                             ----------
                                                102,667
                                             ----------
HEALTH CARE (18.3%)
  Amedisys, Inc. * (b)            205,000         7,995
  American Retirement Corp.
    * (b)                         148,700         2,800
  AMICAS, Inc. *                  635,000         3,429
  Arena Pharmaceuticals,
    Inc. * (b)                    850,000         8,415

-------------------------------------------------------
                              Shares or
                              Principal
                              Amount($)       Value($)
-------------------------------------------------------
HEALTH CARE--CONTINUED
  Aspect Medical Systems,
    Inc. * (b)                    399,500        11,837
  Bentley Pharmaceuticals,
    Inc. *                        506,600         6,054
  Biosite, Inc. * (b)             128,306         7,937
  Cubist Pharmaceuticals,
    Inc. * (b)                    369,000         7,948
  Drugmax, Inc. * (d)           2,603,000         4,407
  Hi-Tech Pharmacal, Co.,
    Inc. *                         93,066         2,799
  Hologic, Inc. *                 165,000         9,529
  IDEXX Laboratories, Inc.
    * (b)                          68,900         4,608
  Illumina, Inc. * (b)            453,950         5,815
  IntraLase Corp. * (b)           332,381         4,889
  Intuitive Surgical, Inc.
    * (b)                         172,000        12,606
  IRIS International, Inc.
    *                             126,700         2,336
  LHC Group, Inc. *               185,700         2,869
  LifePoint Hospitals, Inc.
    *                             153,825         6,727
  Martek Biosciences Corp.
    * (b)                         127,000         4,462
  Matria Healthcare, Inc. *       175,000         6,606
  Meridian Bioscience, Inc.
    (b)                           137,427         2,845
  Natus Medical, Inc. * (b)       470,875         5,731
  Palomar Medical
    Technologies, Inc. *          375,000         9,836
  Per-Se Technologies, Inc.
    * (b)                         460,000         9,504
  Possis Medical, Inc. *          336,563         3,689
  Protein Design Labs, Inc.
    * (b)                         510,000        14,281
  Salix Pharmaceuticals
    Ltd. *                        440,000         9,350
  Serologicals Corp. * (b)        345,000         7,783
  SFBC International, Inc.
    * (b)                         215,000         9,544
  SurModics, Inc. * (b)           230,300         8,910
  Third Wave Technologies,
    Inc. *                        669,473         3,314
  Thoratec Laboratories
    Corp. * (b)                   300,000         5,328
  TriPath Imaging, Inc. *         880,000         6,213
  TriZetto Group, Inc. *          320,000         4,518
  United Therapeutics Corp.
    * (b)                         110,100         7,685

                       See Notes to Financial Statements.

SCHEDULES OF PORTFOLIO INVESTMENTS
STI CLASSIC FUNDS September 30, 2005 (Amounts in thousands, except Shares) (Unaudited)

SMALL CAP GROWTH STOCK FUND -- CONTINUED

-------------------------------------------------------
                              Shares or
                              Principal
                              Amount($)       Value($)
-------------------------------------------------------
HEALTH CARE--CONTINUED
  Ventiv Health, Inc. *           405,000        10,615
  ViroPharma, Inc. * (b)          163,242         3,395
                                             ----------
                                                246,609
                                             ----------
INDUSTRIALS (15.8%)
  Actuant Corp., Cl A             100,000         4,680
  AirTran Holdings, Inc. *
    (b)                           566,000         7,166
  Builders FirstSource,
    Inc. *                        395,000         8,820
  Ceradyne, Inc. *                325,000        11,921
  Copart, Inc. * (b)              357,900         8,543
  Dycom Industries, Inc. *
    (b)                           220,000         4,448
  EDO Corp. (b)                   217,782         6,540
  ElkCorp                         190,000         6,796
  EMCOR Group, Inc. *              60,975         3,616
  Encore Wire Corp. *             468,257         7,614
  Flow International Corp.
    * (d)                       1,727,000        12,262
  Gardner Denver, Inc. *          110,000         4,906
  General Cable Corp. * (b)       510,000         8,568
  Genlyte Group, Inc. (The)
    *                             240,000        11,539
  Gevity HR, Inc.                 410,000        11,168
  Greenbrier Companies,
    Inc.                          290,000         9,640
  John H. Harland Co.             110,000         4,884
  Labor Ready, Inc. * (b)         220,700         5,661
  Marten Transport Ltd. *         155,000         3,922
  Mercury Computer Systems,
    Inc. * (b)                     58,357         1,532
  Mobile Mini, Inc. * (b)         187,200         8,115
  Mueller Industries, Inc.        108,900         3,024
  NCI Building Systems,
    Inc. * (b)                    200,000         8,158
  Pacer International,
    Inc.                          185,000         4,877
  Power-One, Inc. *               892,100         4,942
  SI International, Inc. *        223,991         6,937
  Simpson Co., Inc. (b)           143,471         5,615
  Ultralife Batteries, Inc.
    * (b)                         310,000         4,005
  Universal Truckload
    Services, Inc. *              280,000         5,202
  Volt Information
    Sciences, Inc. *               60,000         1,219

-------------------------------------------------------
                              Shares or
                              Principal
                              Amount($)       Value($)
-------------------------------------------------------
INDUSTRIALS--CONTINUED
  Wabtec Corp.                    270,000         7,366
  Walter Industries, Inc.
    (b)                           192,700         9,427
                                             ----------
                                                213,113
                                             ----------
INFORMATION TECHNOLOGY (29.1%)
  02Micro International
    Ltd. *                        355,000         5,588
  ADTRAN, Inc. (b)                254,300         8,010
  Advent Software, Inc. *          50,371         1,357
  Aeroflex, Inc. *                804,000         7,525
  Aladdin Knowledge Systems
    Ltd. *                        133,681         2,819
  Altiris, Inc. * (b)             100,000         1,529
  American Software, Inc.         219,700         1,230
  Ansoft Corp. *                  180,000         5,238
  ANSYS, Inc. *                   170,700         6,570
  Anteon International
    Corp. *                       159,833         6,834
  ARGON ST, Inc. * (b)            190,000         5,575
  ATMI, Inc. * (b)                235,000         7,285
  AuthentiDate Holding
    Corp. *                        99,900           252
  Belden CDT, Inc. (b)            286,935         5,575
  Black Box Corp.                 141,800         5,950
  Bottomline Technologies
    (de), Inc. *                  506,600         7,645
  CACI International, Inc.
    * (b)                          75,000         4,545
  Captiva Software Corp. *        555,000         9,968
  Carrier Access Corp. *
    (b)                           705,000         3,892
  CIBER, Inc. *                   243,407         1,809
  Click Commerce, Inc. *
    (b)                           450,000         8,249
  Credence Systems Corp. *
    (b)                           660,800         5,273
  Cypress Semiconductor
    Corp. * (b)                   485,000         7,299
  Digi International, Inc.
    *                             274,448         2,945
  Ditech Communications
    Corp. *                       690,000         4,651
  eCollege.com * (b)              105,220         1,564
  Emulex Corp. *                  230,000         4,648
  Entrust, Inc. *                 750,000         4,200
  Epicor Software Corp. *
    (b)                           468,100         6,085
  Euronet Worldwide, Inc. *       213,200         6,309
  FEI Co. *                       270,000         5,198
  Global Payments, Inc. (b)        71,600         5,565

                       See Notes to Financial Statements.

SCHEDULES OF PORTFOLIO INVESTMENTS
STI CLASSIC FUNDS September 30, 2005 (Amounts in thousands, except Shares) (Unaudited)

SMALL CAP GROWTH STOCK FUND -- CONTINUED

-------------------------------------------------------
                              Shares or
                              Principal
                              Amount($)       Value($)
-------------------------------------------------------
INFORMATION TECHNOLOGY--CONTINUED
  Hutchinson Technology,
    Inc. * (b)                     59,218         1,547
  Hyperion Solutions Corp.
    * (b)                         179,200         8,718
  InfoCrossing, Inc. * (b)        375,000         3,446
  Integrated Device
    Technology, Inc. *            500,000         5,370
  Ituran Location &
    Control, Ltd. *               250,540         3,295
  Ixia *                          308,217         4,534
  IXYS Corp. *                    197,824         2,089
  Jupitermedia Corp. *            526,848         9,330
  Kopin Corp. *                   566,099         3,934
  Liveperson, Inc. *              586,700         2,218
  M-Systems Flash Disk
    Pioneers Ltd. * (b)           315,000         9,425
  Magma Design Automation,
    Inc. * (b)                    418,500         3,398
  Maxtor Corp. *                  398,274         1,752
  Merix Corp. * (b)               238,809         1,337
  Metrologic Instruments,
    Inc. *                        416,066         7,568
  Micromuse, Inc. * (b)           924,657         7,286
  Microtune, Inc. *               551,221         3,434
  MIPS Technologies, Inc. *       165,000         1,127
  Moldflow Corp. *                313,900         4,997
  Motive, Inc. *                   48,343           306
  Netlogic Microsystems,
    Inc. * (b)                    264,100         5,702
  Network Technology, PLC *       220,000         1,014
  NICE Systems Ltd. *             235,000        10,618
  Orbotech Ltd. *                 245,000         6,130
  Packeteer, Inc. *               552,000         6,928
  PC Connection, Inc. * (b)       239,127         1,301
  Performance Technologies,
    Inc. *                        550,000         3,933
  Portalplayer, Inc. * (b)        200,000         5,486
  Presstek, Inc. * (b)            610,200         7,920
  Radiant Systems, Inc. *         343,954         3,550
  Radvision Ltd. *                515,000         7,040
  Radyne ComStream, Inc. *        539,700         5,726
  Rogers Corp. *                  100,000         3,870
  SafeNet, Inc. * (b)             116,150         4,217
  Secure Computing Corp. *        505,000         5,732
  Silicon Image, Inc. *           190,000         1,689
  SM&A *                          415,000         3,656

-------------------------------------------------------
                              Shares or
                              Principal
                              Amount($)       Value($)
-------------------------------------------------------
INFORMATION TECHNOLOGY--CONTINUED
  Stellent, Inc. *                600,000         5,142
  TALX Corp.                      183,454         6,015
  Tekelec * (b)                   340,000         7,123
  TeleCommunication
    Systems, Inc. * (b)           380,993           996
  Tollgrade Communications,
    Inc. *                        430,000         3,638
  Transaction Systems
    Architects, Inc. * (b)        253,300         7,054
  Trimble Navigation Ltd. *
    (b)                           175,000         5,896
  Ultimate Software Group,
    Inc. (The) *                  567,200        10,448
  ValueClick, Inc. * (b)          521,100         8,906
  Westell Technologies,
    Inc., Cl A *                  382,326         1,392
  Witness Systems, Inc. *
    (b)                           338,400         7,069
                                             ----------
                                                394,484
                                             ----------
MATERIALS (4.7%)
  Agrium, Inc.                    178,211         3,915
  Aleris International,
    Inc. *                        275,000         7,549
  Carpenter Technology
    Corp. (b)                     109,760         6,433
  Commercial Metals Co. (b)       154,200         5,203
  Foundation Coal Holdings,
    Inc.                          253,600         9,751
  Gibraltar Industries,
    Inc.                          240,000         5,489
  Headwaters, Inc. * (b)          190,000         7,106
  Metal Management, Inc.          198,200         5,024
  Silgan Holdings, Inc.           110,200         3,665
  Texas Industries, Inc.          165,000         8,976
                                             ----------
                                                 63,111
                                             ----------
Total Common Stocks (Cost
  $1,082,462)                                 1,296,681
                                             ----------
WARRANT (0.1%)
CONSUMER DISCRETIONARY (0.1%)
  Drugmax, Inc. * (d)           1,301,500           785
                                             ----------
INDUSTRIALS (0.0%)
  Flow International
    Warrants * (d)                172,700           523
                                             ----------
INFORMATION TECHNOLOGY (0.0%)
  InfoCrossing, Inc. *            139,109           185
                                             ----------
Total Warrant (Cost $169)                         1,493
                                             ----------

                       See Notes to Financial Statements.

SCHEDULES OF PORTFOLIO INVESTMENTS
STI CLASSIC FUNDS September 30, 2005 (Amounts in thousands, except Shares) (Unaudited)

SMALL CAP GROWTH STOCK FUND -- CONCLUDED

-------------------------------------------------------
                              Shares or
                              Principal
                              Amount($)       Value($)
-------------------------------------------------------
SHORT-TERM INVESTMENT (24.2%)
  CSFB Enhanced Liquidity
    Portfolio (c)             326,385,113       326,385
                                             ----------
Total Short-Term Investment
  (Cost $326,385)                               326,385
                                             ----------
REPURCHASE AGREEMENT (3.1%)
  BNP Paribas, 3.705% dated
    09/30/05, to be
    repurchased on
    10/03/05, repurchase
    price $19,955,739
    (collateralized by FHLB
    obligations 3.705%, due
    08/15/08; total market
    value $20,348,948)             19,950        19,950
  Lehman Brothers, Inc.,
    3.775% dated 09/30/05,
    to be repurchased on
    10/03/05, repurchase
    price $21,255,960
    (collateralized by FHLB
    obligations 3.775%, due
    08/15/08; total market
    value $21,673,014)             21,249        21,249
                                             ----------
Total Repurchase Agreement
  (Cost $41,199)                                 41,199
                                             ----------
Total Investments (Cost
  $1,450,215) (a) -- 123.5%                   1,665,758

Other assets in excess of
  liabilities -- (23.5)%                       (316,775)
                                             ----------
Net Assets -- 100.0%                         $1,348,983
                                             ==========

---------------

*  Non-income producing security.

(a)Cost for federal income tax purposes is $1,450,418
   (amount in thousands). Unrealized appreciation/(depreciation) on a tax basis is as follows (amounts in thousands):

      Unrealized Appreciation.................   $268,720
      Unrealized Depreciation.................    (53,241)
                                                 --------
      Unrealized Appreciation
        (Depreciation)........................   $215,479
                                                 ========

(b)This security or a partial position of the security was on loan at September 30, 2005. The total value of securities on loan at September 30, 2005 in thousands was $320,572.

(c)This security was purchased with cash collateral held from securities lending.

(d)Rule 144A, Section 4(2) or other security which is restricted as to resale to institutional investors. The Fund's advisor has deemed this security to be liquid based upon procedures approved by the Board of Trustees.

Cl    -- Class.

                       See Notes to Financial Statements.

SCHEDULES OF PORTFOLIO INVESTMENTS
STI CLASSIC FUNDS September 30, 2005 (Amounts in thousands, except Shares) (Unaudited)

SMALL CAP VALUE EQUITY FUND

-------------------------------------------------------
                                 Shares or
                                 Principal
                                 Amount($)     Value($)
-------------------------------------------------------
COMMON STOCKS (97.8%)
CONSUMER DISCRETIONARY (16.2%)
  ADESA, Inc.                       282,169       6,236
  ArvinMeritor, Inc.                390,500       6,529
  Bassett Furniture Industries,
    Inc.                            216,300       4,028
  Benetton Group SpA ADR            227,800       4,873
  BorgWarner, Inc.                  129,000       7,283
  Brown Shoe Co., Inc.              145,200       4,792
  CBRL Group, Inc. (b)              145,800       4,908
  CKE Restaurants, Inc. (b)       1,110,800      14,641
  Intrawest Corp.                   476,200      13,000
  Lithia Motors, Inc.               403,600      11,696
  Makita Corp. ADR                  434,554       8,878
  Meredith Corp.                     77,300       3,856
  Movado Group, Inc.                605,200      11,329
  Natuzzi SpA ADR                   427,500       3,518
  Stanley Furniture Co., Inc.        76,900       2,014
  United Auto Group, Inc.           350,900      11,594
  Winnebago Industries, Inc.
    (b)                             212,400       6,153
                                               --------
                                                125,328
                                               --------
CONSUMER STAPLES (3.9%)
  Church & Dwight Co., Inc. (b)     350,550      12,950
  Corn Products International,
    Inc.                            318,700       6,428
  Ingles Markets, Inc., Cl A         82,400       1,302
  J.M. Smucker Co. (The)            195,243       9,477
                                               --------
                                                 30,157
                                               --------
ENERGY (3.6%)
  Arch Coal, Inc.                    67,300       4,543
  CHC Helicopter Corp.              715,200      15,384
  Tidewater, Inc. (b)               165,900       8,074
                                               --------
                                                 28,001
                                               --------
FINANCIALS (17.6%)
  American Financial Group,
    Inc. (b)                        201,000       6,820
  BankAtlantic Bancorp, Inc.        411,400       6,990
  Banner Corp.                      102,600       2,733
  City National Corp.               103,600       7,261
  Cohen & Steers, Inc.              387,830       7,757
  Colonial BancGroup, Inc.
    (The)                           339,300       7,600
  Federal Agricultural Mortgage
    Corp., Cl C (b)                  80,189       1,952
  Glacier Bancorp, Inc.             231,032       7,132
  HCC Insurance Holdings, Inc.      433,050      12,355
  Horizon Financial Corp.           230,106       5,062

-------------------------------------------------------
                                 Shares or
                                 Principal
                                 Amount($)     Value($)
-------------------------------------------------------
FINANCIALS--CONTINUED
  Hub International Ltd.            547,700      12,422
  International Bancshares
    Corp.                           127,400       3,784
  Investors Financial Services
    Corp. (b)                       217,200       7,146
  Jefferies Group, Inc.             143,100       6,232
  National Interstate Corp.         117,379       2,031
  PXRE Group Ltd.                   171,200       2,304
  Scottish Re Group Ltd. (b)        173,400       4,134
  Seacoast Banking Corp. of
    Florida                         215,700       5,054
  South Financial Group, Inc.
    (The) (b)                       260,700       6,997
  StanCorp Financial Group,
    Inc.                            107,700       9,068
  Washington Federal, Inc. (b)      245,004       5,527
  West Coast Bancorp                226,953       5,674
                                               --------
                                                136,035
                                               --------
HEALTH CARE (5.0%)
  Cooper Cos., Inc. (The)           304,000      23,290
  Invacare Corp.                     46,700       1,946
  PerkinElmer, Inc.                 372,700       7,592
  Perrigo Co.                       395,000       5,652
                                               --------
                                                 38,480
                                               --------
INDUSTRIALS (27.4%)
  ABM Industries, Inc. (b)          187,100       3,894
  American Woodmark Corp.           109,169       3,668
  Apogee Enterprises, Inc.          187,500       3,206
  Baldor Electric Co.               305,200       7,737
  Briggs & Stratton Corp. (b)       271,700       9,398
  Brink's Co. (The)                 257,400      10,569
  Cummins, Inc. (b)                  89,000       7,831
  ElkCorp                           178,400       6,381
  Embraer-Empresa Brasileira de
    Aeronautica SA ADR              223,416       8,624
  Engineered Support Systems,
    Inc.                            157,500       6,464
  Forward Air Corp.                 240,111       8,846
  Freightcar America, Inc. (b)      147,700       6,023
  Gol Linhas Aereas
    Inteligentes SA ADR (b)         225,046       7,303
  Graco, Inc.                       533,900      18,303
  Granite Construction, Inc.        282,700      10,810
  Greenbrier Companies, Inc.        137,000       4,554
  Heartland Express, Inc.           362,000       7,363
  Lan Airlines SA ADR               211,300       6,559

                       See Notes to Financial Statements.

SCHEDULES OF PORTFOLIO INVESTMENTS
STI CLASSIC FUNDS September 30, 2005 (Amounts in thousands, except Shares) (Unaudited)

SMALL CAP VALUE EQUITY FUND -- CONCLUDED

-------------------------------------------------------
                                 Shares or
                                 Principal
                                 Amount($)     Value($)
-------------------------------------------------------
INDUSTRIALS--CONTINUED
  Lennox International, Inc.        359,189       9,845
  LSI Industries, Inc.              508,487       9,661
  Mine Safety Appliances Co.         48,300       1,869
  MSC Industrial Direct Co.,
    Inc., Cl A (b)                  209,700       6,956
  Oshkosh Truck Corp.               139,000       5,999
  Portec Rail Products, Inc.        119,000       1,662
  Quixote Corp.                     400,500       8,567
  Ryder System, Inc.                190,600       6,522
  Supreme Industries, Inc., Cl
    A                                46,800         439
  Valmont Industries, Inc.          300,600       8,826
  Wabtec Corp.                      510,200      13,918
                                               --------
                                                211,797
                                               --------
INFORMATION TECHNOLOGY (13.0%)
  Factset Research Systems,
    Inc. (b)                        368,400      12,982
  Fair Isaac Corp.                  501,500      22,468
  Harris Corp.                      633,456      26,479
  Jack Henry & Associates,
    Inc.                            392,300       7,611
  Keithley Instruments, Inc.        249,000       3,635
  Lowrance Electronics, Inc.
    (b)                             178,200       4,524
  Nam Tai Electronics, Inc.         394,700      10,037
  Reynolds & Reynolds Co.
    (The), Cl A                     453,994      12,444
                                               --------
                                                100,180
                                               --------
MATERIALS (9.7%)
  Agnico-Eagle Mines Ltd.           457,500       6,776
  Airgas, Inc.                      568,800      16,853
  Allegheny Technologies, Inc.
    (b)                             328,800      10,186
  Cambrex Corp.                     399,800       7,580
  Foundation Coal Holdings,
    Inc.                             64,800       2,492
  RPM International, Inc.           404,000       7,434
  Sappi Ltd. ADR                    719,000       8,477
  Scotts Miracle-Gro Co. (The),
    Cl A (b)                         95,500       8,397
  Valspar Corp. (The)               310,400       6,941
                                               --------
                                                 75,136
                                               --------
UTILITIES (1.4%)
  Companhia de Saneamento
    Basico ADR                      617,800      10,737
                                               --------
Total Common Stocks
  (Cost $559,166)                               755,851
                                               --------

-------------------------------------------------------
                                 Shares or
                                 Principal
                                 Amount($)     Value($)
-------------------------------------------------------
SHORT-TERM INVESTMENT (9.3%)
  CSFB Enhanced Liquidity
    Portfolio (c)                71,845,276      71,845
                                               --------
Total Short-Term Investment
  (Cost $71,845)                                 71,845
                                               --------
REPURCHASE AGREEMENT (2.0%)
Lehman Brothers, Inc., 3.775%,
  dated 09/30/05, to be
  repurchased on 10/03/05,
  repurchase price $15,323,031
  (collateralized by U.S.
  Government Agencies, due
  5.500%, 04/01/34; total
  market value $15,624,083)          15,318      15,318
Total Repurchase Agreement
  (Cost $15,318)                                 15,318
                                               --------
Total Investments (Cost
  $646,329) (a) -- 109.1%                       843,014
Liabilities in excess of other
  assets -- (9.1)%                              (70,589)
                                               --------
Net Assets -- 100.0%                           $772,425
                                               ========

---------------

*  Non-income producing security.

(a)Cost for federal income tax purposes is $646,329
   (amount in thousands). Unrealized appreciation/ (depreciation) on a tax basis is as follows (amounts in thousands):

      Unrealized Appreciation..................  $215,224
      Unrealized Depreciation..................   (18,539)
                                                 --------
      Unrealized Appreciation (Depreciation)...  $196,685
                                                 ========

(b)This security or a partial position of the security was on loan at September 30, 2005. The total value of securities on loan at September 30, 2005 in thousands was $70,123.

(c)This security was purchased with cash collateral held from securities lending.

ADR   -- American Depository Receipt.

Cl    -- Class.

                       See Notes to Financial Statements.

SCHEDULES OF PORTFOLIO INVESTMENTS
STI CLASSIC FUNDS September 30, 2005 (Amounts in thousands, except Shares) (Unaudited)

STRATEGIC QUANTITATIVE EQUITY FUND

-------------------------------------------------------
                                 Shares or
                                 Principal
                                 Amount($)     Value($)
-------------------------------------------------------
COMMON STOCKS 96.9%
CONSUMER DISCRETIONARY (16.3%)
  Abercrombie & Fitch Co., Cl A      22,726       1,132
  Apollo Group, Inc. *                1,976         131
  Boyd Gaming Corp.                  25,696       1,108
  Building Materials Holding
    Corp.                            11,535       1,075
  Centex Corp.                        2,055         133
  Chico's FAS, Inc. *                30,415       1,119
  Coach, Inc *                        4,227         133
  D. R. Horton, Inc.                  3,677         133
  eBay, Inc. *                        3,192         132
  Hibbet Sporting Goods, Inc. *      49,568       1,103
  Hilton Hotels Corp.                 6,075         136
  J. C. Penney Co., Inc.              2,805         133
  K-Swiss, Inc., Cl A                37,131       1,098
  KB Home                             1,828         134
  Lennar Corp., Cl A                 18,699       1,117
  Lowe's Cos., Inc.                   1,961         126
  M.D.C. Holdings, Inc.              13,816       1,090
  Meritage Homes Corp. *             14,660       1,124
  NIKE, Inc., Cl B                    1,625         133
  Nordstrom, Inc.                     3,900         134
  NVR, Inc. *                         1,257       1,112
  O'Reilly Automotive, Inc. *        38,318       1,080
  Panera Bread Co., Cl A *           21,730       1,112
  Performance Food Group Co. *      160,853       5,076
  Pulte Homes, Inc.                   3,098         133
  Ryland Group, Inc. (The)           16,218       1,110
  Shuffle Master, Inc. *             42,512       1,124
  Standard Pacific Corp.             26,585       1,104
  Starbucks Corp. *                   2,683         134
  Target Corp.                        2,560         133
  Tiffany & Co.                       3,330         132
  Toll Brothers, Inc. *              24,956       1,115
  Urban Outfitters, Inc. *           37,985       1,117
                                               --------
                                                 25,906
                                               --------
CONSUMER STAPLES (10.4%)
  Anheuser-Busch Cos., Inc.           3,484         150
  Archer Daniels Midland Co.          6,257         154
  Constellation Brands, Inc.,
    Cl A *                            5,824         151
  Dean Foods Co. *                   34,546       1,342
  Nash Finch Co.                     89,130       3,761
  PepsiAmericas, Inc.                33,377         759
  Ralcorp Holdings, Inc.             86,693       3,634
  Ruddick Corp.                     121,548       2,802

-------------------------------------------------------
                                 Shares or
                                 Principal
                                 Amount($)     Value($)
-------------------------------------------------------
CONSUMER STAPLES--CONTINUED
  Spectrum Brands, Inc. *           146,022       3,439
  SUPERVALU, Inc.                     4,973         155
  Wal-Mart Stores, Inc.               3,611         158
                                               --------
                                                 16,505
                                               --------
ENERGY (11.4%)
  Chevron Corp.                      32,846       2,126
  Cimarex Energy Co. *               20,941         949
  ConocoPhillips                     30,465       2,129
  Frontier Oil Corp.                 21,649         960
  Lone Star Technologies,
    Inc. *                           16,568         921
  Marathon Oil Corp.                 30,892       2,129
  Noble Energy, Inc.                 20,205         948
  Pogo Producing Co.                 16,172         953
  SEACOR Holdings, Inc. *            13,152         955
  St. Mary Land & Exploration
    Co.                              25,838         946
  Stone Energy Corp. *                9,969         609
  Swift Energy Co. *                 20,049         917
  Unit Corp. *                        9,968         551
  Valero Energy Corp.                18,787       2,124
  W-H Energy Services, Inc. *        28,652         929
                                               --------
                                                 18,146
                                               --------
FINANCIALS (13.5%)
  Allmerica Financial Corp. *        16,790         691
  American Financial Group,
    Inc.                             18,680         634
  Bank of America Corp.               1,549          65
  Bear Stearns & Co., Inc.              599          66
  Chubb Corp. (The)                     735          66
  CIT Group, Inc.                     1,378          62
  Downey Financial Corp.             34,110       2,077
  First American Financial
    Corp.                            44,117       2,015
  First BanCorp                     122,498       2,073
  FirstFed Financial Corp. *         27,922       1,502
  Goldman Sachs Group, Inc.
    (The)                               519          63
  Hartford Financial Services
    Group, Inc. (The)                   853          66
  HCC Insurance Holdings, Inc.       50,737       1,448
  Horace Mann Educators Corp.        80,483       1,592
  IndyMac Bancorp, Inc.              53,300       2,110
  Lehman Brothers Holdings,
    Inc.                                558          65
  Loews Corp.                           708          65

                       See Notes to Financial Statements.

SCHEDULES OF PORTFOLIO INVESTMENTS
STI CLASSIC FUNDS September 30, 2005 (Amounts in thousands, except Shares) (Unaudited)

STRATEGIC QUANTITATIVE EQUITY FUND -- CONTINUED

-------------------------------------------------------
                                 Shares or
                                 Principal
                                 Amount($)     Value($)
-------------------------------------------------------
FINANCIALS--CONTINUED
  MetLife, Inc. *                     1,276          64
  MGIC Investment Corp.               1,029          66
  National City Corp.                 1,938          65
  Philadelphia Consolidated
    Holding Corp. *                   7,393         628
  Providian Financial Corp. *         3,641          64
  Radian Group, Inc.                 40,713       2,161
  Stewart Information Services
    Corp.                            40,572       2,077
  UICI                               44,640       1,607
  Washington Mutual, Inc.             1,638          64
                                               --------
                                                 21,456
                                               --------
HEALTH CARE 19.8%
  Allergan, Inc.                        851          78
  Amgen, Inc. *                         966          77
  C.R. Bard, Inc.                     1,165          77
  Caremark Rx, Inc. *                 1,547          77
  Cooper Cos., Inc. (The)            47,873       3,668
  Coventry Health Care, Inc. *          912          78
  DENTSPLY International, Inc.       67,448       3,644
  Express Scripts, Inc. *             1,249          78
  Genzyme Corp. *                     1,075          77
  ICU Medical, Inc. *                87,428       2,514
  King Pharmaceuticals, Inc. *        5,137          79
  LifePoint Hospitals, Inc. *        83,844       3,666
  Mentor Corp.                       67,963       3,740
  ResMed, Inc. *                     45,541       3,627
  Respironics, Inc. *                75,651       3,191
  Schering-Plough Corp.               3,643          77
  St. Jude Medical, Inc. *            1,643          77
  Sybron Dental Special *            71,447       2,971
  TECHNE Corp. *                     64,695       3,686
  Zimmer Holdings, Inc. *             1,133          78
                                               --------
                                                 31,560
                                               --------
INDUSTRIALS (6.3%)
  Administaff, Inc.                   8,590         341
  Boeing Co. (The)                    6,430         437
  Burlington Northern Santa Fe
    Corp.                             7,326         438
  CNF, Inc.                           6,412         337
  CSX Corp.                           9,358         435
  Cummins, Inc.                       4,979         438
  GATX Corp.                          8,386         332
  Goodrich Corp.                      9,843         436
  Griffon Corp. *                    13,704         337
  Harsco Corp.                        5,093         334

-------------------------------------------------------
                                 Shares or
                                 Principal
                                 Amount($)     Value($)
-------------------------------------------------------
INDUSTRIALS--CONTINUED
  Honeywell International,
    Inc.                             11,305         424
  John H. Harland Co.                 7,453         331
  Kirby Corp. *                       6,676         330
  Lockheed Martin Corp.               7,098         433
  Mesa Air Group, Inc. *             41,612         343
  Mobile Mini, Inc. *                 7,647         331
  Norfolk Southern Corp.             10,729         435
  Northrop Grumman Corp.              8,034         437
  Old Dominion Freight Line,
    Inc. *                            9,905         332
  R.R. Donnelley & Sons Co.          11,908         442
  Raytheon Co.                       11,502         437
  Southwest Airlines Co.             29,794         443
  Standard Register Co.              21,996         329
  Teledyne Technologies, Inc. *       9,606         331
  Timken Co. (The)                   11,487         340
  Union Pacific Corp.                 6,082         436
                                               --------
                                                 10,019
                                               --------
INFORMATION TECHNOLOGY (18.4%)
  Adobe Systems, Inc.                27,953         834
  Anixter International, Inc. *      11,920         481
  Anteon International Corp. *        8,459         362
  Apple Computer, Inc. *             15,894         852
  Autodesk, Inc.                     18,552         862
  BMC Software, Inc. *               40,032         845
  Checkpoint Systems, Inc. *         40,363         957
  CommScope, Inc. *                  55,627         965
  Corning, Inc. *                    44,485         860
  CSG Systems International,
    Inc. *                           45,000         977
  eFunds Corp. *                     50,896         958
  Electronic Data Systems
    Corp.                            37,421         840
  Filenet Corp. *                    10,434         291
  Freescale Semiconductor,
    Inc., Cl B *                     35,294         832
  Hewlett-Packard Co.                28,745         839
  j2 Global Communications,
    Inc. *                           23,678         957
  JDA Software Group, Inc. *         65,187         990
  Kopin Corp. *                     139,632         970
  LSI Logic Corp. *                  86,653         854
  McAfee, Inc. *                     31,589         992
  MTS Systems Corp.                  25,354         958
  NCR Corp. *                        26,817         856
  NVIDIA Corp. *                     24,481         839
  Paychex, Inc.                      22,513         835

                       See Notes to Financial Statements.

SCHEDULES OF PORTFOLIO INVESTMENTS
STI CLASSIC FUNDS September 30, 2005 (Amounts in thousands, except Shares) (Unaudited)

STRATEGIC QUANTITATIVE EQUITY FUND -- CONCLUDED

-------------------------------------------------------
                                 Shares or
                                 Principal
                                 Amount($)     Value($)
-------------------------------------------------------
INFORMATION TECHNOLOGY--CONTINUED
  Plexus Corp. *                     55,820         954
  Powerwave Technologies,
    Inc. *                           74,687         970
  Progress Software Corp. *          12,698         403
  SPSS, Inc. (b) *                   40,061         961
  Standard Microsystems Corp. *      32,418         970
  Supertex, Inc. *                   31,651         949
  Tellabs, Inc. *                    79,150         833
  Texas Instruments, Inc.            25,071         850
  Tollgrade Communications,
    Inc. *                           56,168         475
  Trimble Navigation Ltd. *          28,412         957
  Western Digital Corp. *            76,163         985
                                               --------
                                                 29,313
                                               --------
MATERIALS (0.8%)
  Airgas, Inc.                       11,415         338
  FMC Corp. *                         5,920         340
  H.B. Fuller Co.                    10,689         332
  Lubrizol Corp. (The)                7,693         333
                                               --------
                                                  1,343
                                               --------
Total Common Stocks
  (Cost $147,433)                               154,247
                                               --------
REPURCHASE AGREEMENT (1.8%)
Merrill Lynch & Co., Inc.,
  3.655%, dated 09/30/05, to be
  repurchased on 10/03/05,
  repurchase price $2,887,171
  (collateralized by U.S.
  Government Agencies; 4.500%,
  due 12/15/17; total market
  value $2,948,393)                   2,886       2,886
Total Repurchase Agreement
  (Cost $2,886)                                   2,886
                                               --------
Total Investments
  (Cost $150,319) (a) -- 98.7%                  157,133
Other assets in excess of
  liabilities -- 1.3%                             2,108
                                               --------
Net Assets -- 100.0%                           $159,241
                                               ========

---------------

*  Non-income producing security.

(a)Cost for federal income tax purposes is $150,650
   (amount in thousands). Unrealized appreciation/ (depreciation) on a tax basis is as follows (amounts in thousands):

      Unrealized Appreciation..................   $ 9,437
      Unrealized Depreciation..................    (2,953)
                                                  -------
      Unrealized Appreciation (Depreciation)...   $ 6,484
                                                  =======

Cl    -- Class.

                       See Notes to Financial Statements.

SCHEDULES OF PORTFOLIO INVESTMENTS
STI CLASSIC FUNDS September 30, 2005 (Amounts in thousands, except Shares) (Unaudited)

BALANCED FUND

-------------------------------------------------------
                                 Shares or
                                 Principal
                                 Amount($)     Value($)
-------------------------------------------------------
COMMON STOCKS (57.2%)
CONSUMER DISCRETIONARY (7.1%)
  Advance Auto Parts, Inc. *         28,750       1,112
  Bed Bath & Beyond, Inc. *          36,800       1,479
  Harley-Davidson, Inc.              30,900       1,497
  Home Depot, Inc. (The)             43,900       1,674
  J. C. Penney Co., Inc.             23,300       1,105
  Kohl's Corp. *                     16,100         808
  Lowe's Cos., Inc.                  22,600       1,455
  NIKE, Inc., Cl B                   13,600       1,111
  Omnicom Group, Inc. (b)            17,000       1,422
  Walt Disney Co. (The)             119,400       2,881
                                               --------
                                                 14,544
                                               --------
CONSUMER STAPLES (3.5%)
  Colgate-Palmolive Co.              24,100       1,272
  Estee Lauder Cos., Inc.
    (The), Cl A                      32,800       1,142
  Wal-Mart Stores, Inc.              51,100       2,239
  Walgreen Co.                       55,400       2,408
                                               --------
                                                  7,061
                                               --------
ENERGY (2.6%)
  Anadarko Petroleum Corp.           14,600       1,398
  Exxon Mobil Corp.                  62,000       3,939
                                               --------
                                                  5,337
                                               --------
FINANCIALS (9.0%)
  American Express Co. (b)           42,400       2,435
  Chubb Corp. (The)                  34,100       3,054
  Comerica, Inc.                     27,200       1,602
  Freddie Mac                        10,200         576
  Goldman Sachs Group, Inc.
    (The) (b)                        10,900       1,325
  JPMorgan Chase & Co.               88,700       3,010
  MGIC Investment Corp.              33,500       2,151
  Washington Mutual, Inc. (b)        37,900       1,486
  Wells Fargo & Co.                  44,100       2,583
                                               --------
                                                 18,222
                                               --------
HEALTH CARE (7.7%)
  Amgen, Inc. *                      15,400       1,227
  Baxter International, Inc.         84,300       3,361
  Becton, Dickinson & Co.            51,100       2,679
  Boston Scientific Corp. *          64,400       1,505
  Health Management Associates,
    Inc., Cl A                       57,900       1,359
  Johnson & Johnson                  24,300       1,538

-------------------------------------------------------
                                 Shares or
                                 Principal
                                 Amount($)     Value($)
-------------------------------------------------------
HEALTH CARE--CONTINUED
  Quest Diagnostics, Inc.            21,400       1,082
  Schering-Plough Corp. (b)          91,700       1,930
  Tenet Healthcare Corp. *           96,700       1,086
                                               --------
                                                 15,767
                                               --------
INDUSTRIALS (10.7%)
  Boeing Co. (The)                   14,900       1,012
  Cintas Corp.                       24,900       1,022
  Danaher Corp.                      36,000       1,938
  Emerson Electric Co.               27,200       1,953
  Fastenal Co. (b)                   19,700       1,203
  General Electric Co.              116,200       3,913
  Honeywell International, Inc.      86,100       3,230
  Raytheon Co.                       77,300       2,939
  Southwest Airlines Co. (b)        140,000       2,079
  Union Pacific Corp.                 9,100         652
  United Parcel Service, Inc.,
    Cl B                             26,200       1,811
                                               --------
                                                 21,752
                                               --------
INFORMATION TECHNOLOGY (15.1%)
  Affiliated Computer Services,
    Inc., Cl A * (b)                 36,100       1,971
  Automatic Data Processing,
    Inc.                             62,600       2,694
  CDW Corp.                          17,300       1,019
  CheckFree Corp. * (b)              77,500       2,931
  Cisco Systems, Inc. *              65,000       1,165
  Electronic Data Systems
    Corp. (b)                        38,900         873
  EMC Corp. *                        84,600       1,095
  First Data Corp.                   19,400         776
  Maxim Integrated Products,
    Inc.                             38,900       1,659
  Microsoft Corp.                   172,600       4,441
  NCR Corp. *                        34,100       1,088
  Nokia Corp. ADR                   145,700       2,464
  Oracle Corp. *                    131,300       1,627
  Paychex, Inc.                      73,400       2,722
  Scientific-Atlanta, Inc.           32,900       1,234
  Texas Instruments, Inc. (b)        32,900       1,115
  VeriSign, Inc. *                   77,500       1,656
                                               --------
                                                 30,530
                                               --------
MATERIALS (0.6%)
  Rohm & Haas Co.                    28,700       1,180
                                               --------

                       See Notes to Financial Statements.

SCHEDULES OF PORTFOLIO INVESTMENTS
STI CLASSIC FUNDS September 30, 2005 (Amounts in thousands, except Shares) (Unaudited)

BALANCED FUND -- CONTINUED

-------------------------------------------------------
                                 Shares or
                                 Principal
                                 Amount($)     Value($)
-------------------------------------------------------
TELECOMMUNICATION SERVICES (0.9%)
  SBC Communications, Inc. (b)       74,400       1,783
                                               --------
Total Common Stocks
  (Cost $108,592)                               116,176
                                               --------
CORPORATE BONDS (7.2%)
AEROSPACE & DEFENSE (0.2%)
  United Technologies Corp.,
    4.875%, 05/01/15                    380         379
                                               --------
AIRLINES (0.1%)
  Southwest Airlines Co.,
    5.125%, 03/01/17 (b)                220         208
                                               --------
AUTO MANUFACTURERS (0.1%)
  Daimler Chrysler NA Holdings,
    8.500%, 01/18/31 (b)                115         139
                                               --------
BANKS (0.5%)
  Bank of America Corp.,
    7.400%, 01/15/11                    640         715
  HSBC Holdings PLC, 7.625%,
    05/17/32 (d)                        240         299
                                               --------
                                                  1,014
                                               --------
BEVERAGES (0.1%)
  Molson Coors Capital Finance
    ULC, 4.850%, 09/22/10 (d)           145         144
                                               --------
COMPUTERS (0.1%)
  NCR Corp., 7.125%, 06/15/09           130         138
                                               --------
DIVERSIFIED FINANCIAL SERVICES (2.4%)
  CIT Group, Inc., 5.125%,
    09/30/14                            390         388
  Citigroup, Inc., 5.125%,
    05/05/14                            245         248
  Citigroup, Inc., 5.850%,
    12/11/34                            235         246
  ERAC USA Finance Co., 5.600%,
    05/01/15 (d)                        165         167
  Fund American Cos., Inc.,
    5.875%, 05/15/13                    685         685
  Goldman Sachs Group, Inc.
    (The), 4.750%, 07/15/13 (b)         565         552
  John Deere Capital Corp.,
    3.900%, 01/15/08                    100          98
  JPMorgan Chase & Co., 6.625%,
    03/15/12                            640         695

-------------------------------------------------------
                                 Shares or
                                 Principal
                                 Amount($)     Value($)
-------------------------------------------------------
DIVERSIFIED FINANCIAL SERVICES--CONTINUED
  Lazard LLC, 7.125%, 05/15/15
    (d)                               1,045       1,039
  Morgan Stanley, 5.300%,
    03/01/13                            705         712
                                               --------
                                                  4,830
                                               --------
ELECTRIC (0.5%)
  Exelon Corp., 5.625%,
    06/15/35                            605         557
  Pacific Gas & Electric Co.,
    6.050%, 03/01/34                    400         416
                                               --------
                                                    973
                                               --------
ENERGY (0.1%)
  Valero Energy Corp., 7.500%,
    04/15/32 (b)                        190         229
                                               --------
ENTERTAINMENT (0.2%)
  GTECH Holdings Corp., 4.750%,
    10/15/10                            270         247
  Harrahs Operating Co., Inc.,
    5.375%, 12/15/13 (b)                125         123
                                               --------
                                                    370
                                               --------
INSURANCE (0.0%)
  MetLife, Inc., 5.700%,
    06/15/35                             90          89
                                               --------
INVESTMENT COMPANIES (0.1%)
  Credit Suisse First Boston
    USA, Inc., 6.500%, 01/15/12         200         217
                                               --------
LEISURE TIME (0.1%)
  Harley-Davidson, Inc.,
    3.625%, 12/15/08 (d)                190         184
                                               --------
MEDIA (0.7%)
  Comcast Cable Communications,
    Inc., 7.125%, 06/15/13              445         496
  Comcast Corp, 7.050%,
    03/15/33                             50          56
  Cox Communications, Inc.,
    4.625%, 06/01/13                    185         175
  News America Holdings, Inc.,
    9.250%, 02/01/13                    175         216
  News America, Inc., 6.200%,
    12/15/34                            105         105
  Time Warner, Inc., 7.625%,
    04/15/31                            380         445
                                               --------
                                                  1,493
                                               --------

                       See Notes to Financial Statements.

SCHEDULES OF PORTFOLIO INVESTMENTS
STI CLASSIC FUNDS September 30, 2005 (Amounts in thousands, except Shares) (Unaudited)

BALANCED FUND -- CONTINUED

-------------------------------------------------------
                                 Shares or
                                 Principal
                                 Amount($)     Value($)
-------------------------------------------------------
MINING (0.4%)
  Alcan, Inc., 5.750%, 06/01/35         195         192
  Codelco, Inc., 5.500%,
    10/15/13 (d)                        260         267
  Inco Ltd., 5.700%, 10/15/15           360         368
                                               --------
                                                    827
                                               --------
MISCELLANEOUS MANUFACTURER (0.5%)
  General Electric Co., 5.000%,
    02/01/13                          1,005       1,013
                                               --------
OIL & GAS (0.3%)
  Devon Financing Corp. ULC,
    7.875%, 09/30/31                    265         333
  Enterprise Products Operating
    LP, Ser B, 6.875%, 03/01/33         175         185
  Motiva Enterprises LLC,
    5.200%, 09/15/12 (d)                145         146
  Pennzoil Co., 10.250%,
    11/01/05                             45          45
                                               --------
                                                    709
                                               --------
PIPELINES (0.3%)
  CenterPoint Energy Resources
    Corp., Ser B, 7.875%,
    04/01/13                            275         318
  K N Capital Trust III,
    7.630%, 04/15/28                    225         254
  K N Energy, Inc., 7.250%,
    03/01/28                             85          97
                                               --------
                                                    669
                                               --------
REITS (0.1%)
  Simon Property Group LP,
    6.375%, 11/15/07                    110         113
                                               --------
RETAIL (0.0%)
  Federated Department Stores,
    Inc., 6.900%, 04/01/29               85          92
                                               --------
TELECOMMUNICATIONS (0.4%)
  France Telecom SA, 8.500%,
    03/01/31 (e)                        135         181
  SBC Communications, Inc.,
    6.450%, 06/15/34 (b)                185         196
  Telecom Italia SpA, 5.250%,
    10/01/15                            500         491
                                               --------
                                                    868
                                               --------
Total Corporate Bonds
  (Cost $14,663)                                 14,698
                                               --------

-------------------------------------------------------
                                 Shares or
                                 Principal
                                 Amount($)     Value($)
-------------------------------------------------------
U.S. TREASURY OBLIGATIONS (29.4%)
U.S. TREASURY BONDS (3.4%)
  5.375%, 02/15/31 (b)                6,115       6,851
                                               --------
U.S. TREASURY INFLATION PROTECTED NOTES/BONDS (1.1%)
  1.625%, 01/15/15                    2,265       2,290
                                               --------
U.S. TREASURY NOTES (24.9%)
  1.625%, 10/31/05 (b)                  615         614
  1.875%, 11/30/05                    3,400       3,392
  3.125%, 05/15/07 (b)                8,860       8,715
  4.000%, 08/31/07 (b)                7,380       7,355
  5.625%, 05/15/08 (b)                7,820       8,096
  4.125%, 08/15/08                      215         215
  6.000%, 08/15/09 (b)                9,945      10,575
  4.125%, 08/15/10 (b)                3,560       3,544
  4.250%, 08/15/13 (b)                6,645       6,622
  4.250%, 08/15/15 (b)                1,645       1,635
                                               --------
                                                 50,763
                                               --------
Total U.S. Treasury Obligations
  (Cost $60,008)                                 59,904
                                               --------
YANKEE BONDS (0.2%)
TELECOMMUNICATIONS (0.2%)
  Verizon Global Funding Corp.,
    7.750%, 12/01/30                    360         439
                                               --------
Total Yankee Bonds
  (Cost $437)                                       439
                                               --------
SHORT-TERM INVESTMENT (40.4%)
  CSFB Enhanced Liquidity
    Portfolio (c)                82,253,155      82,253
                                               --------
Total Short-Term Investment
  (Cost $82,253)                                 82,253
                                               --------

                       See Notes to Financial Statements.

SCHEDULES OF PORTFOLIO INVESTMENTS
STI CLASSIC FUNDS September 30, 2005 (Amounts in thousands, except Shares) (Unaudited)

BALANCED FUND -- CONCLUDED

-------------------------------------------------------
                                 Shares or
                                 Principal
                                 Amount($)     Value($)
-------------------------------------------------------
REPURCHASE AGREEMENT (0.5%)
  Deutsche Bank AG, 3.205%,
    dated 09/30/05, to be
    repurchased on 10/03/05,
    repurchase price $1,052,039
    (collateralized by U.S.
    Treasury Obligations,
    6.2500%, due 02/15/07;
    total market value
    $1,073,328.64)                    1,052       1,052
                                               --------
Total Repurchase Agreement
  (Cost $1,052)                                   1,052
                                               --------
Total Investments
  (Cost $267,005) (a) -- 134.9%                 274,522
Liabilities in excess of other assets --
  (34.9)%                                       (70,987)
                                               --------
Net Assets -- 100.0%                           $203,535
                                               ========

---------------

*  Non-income producing security.

(a)Cost for federal income tax purposes is $267,164
   (amount in thousands). Unrealized appreciation/(depreciation) on a tax basis is as follows (amounts in thousands):

      Unrealized Appreciation...................  $13,062
      Unrealized Depreciation...................   (5,704)
                                                  -------
      Unrealized Appreciation (Depreciation)....  $ 7,358
                                                  =======

(b)This security or a partial position of the security was on loan at September 30, 2005. The total value of securities on loan at September 30, 2005 in thousands was $81,744.

(c)This security was purchased with cash collateral held from securities lending.

(d)Rule 144A, Section 4(2) or other security which is restricted as to resale to institutional investors. The Fund's advisor has deemed this security to be liquid based upon procedures approved by the Board of Trustees.

(e)Variable rate security. Rate presented represents rate in effect at September 30, 2005. Maturity date represents actual maturity date.

ADR   -- American Depository Receipt.

Cl    -- Class.

LLC   -- Limited Liability Company.

LP    -- Limited Partnership.

REIT  -- Real Estate Investment Trust.

Ser   -- Series.

                       See Notes to Financial Statements.

SCHEDULES OF PORTFOLIO INVESTMENTS
STI CLASSIC FUNDS September 30, 2005 (Amounts in thousands, except Shares) (Unaudited)

LIFE VISION AGGRESSIVE GROWTH FUND

--------------------------------------------------------
                                    Shares      Value($)
--------------------------------------------------------
EQUITY FUNDS (97.0%)
  STI Classic Aggressive Growth
    Stock Fund, I Shares (b)         343,217      3,690
  STI Classic Capital
    Appreciation Fund, I Shares
    (b)                            1,194,488     14,502
  STI Classic Emerging Growth
    Stock Fund,
    I Shares * (b)                    20,406        217
  STI Classic International
    Equity Index Fund, I Shares
    (b)                              539,218      7,538
  STI Classic Large Cap Relative
    Value Fund, I Shares (b)         628,706     10,537
  STI Classic Large Cap Value
    Equity Fund, I Shares (b)        556,509      7,023
  STI Classic Mid-Cap Equity
    Fund, I Shares (b)               182,267      2,433
  STI Classic Mid-Cap Value
    Equity Fund, I Shares (b)         99,095      1,284
  STI Classic Small Cap Growth
    Stock Fund, I Shares * (b)        41,794        922
  STI Classic Small Cap Value
    Equity Fund, I Shares (b)         24,596        539
  STI Classic Strategic
    Quantitative Equity Fund, I
    Shares * (b)                     229,165      3,256
                                                -------
Total Equity Funds
  (Cost $43,912)                                 51,941
                                                -------

--------------------------------------------------------
                                    Shares      Value($)
--------------------------------------------------------
MONEY MARKET FUNDS (3.0%)
  STI Classic Prime Quality
    Money Market Fund, I Shares
    (b)                            1,594,408      1,594
                                                -------
Total Money Market Funds
  (Cost $1,594)                                   1,594
                                                -------
Total Investments
  (Cost $45,506) (a) -- 100.0%                   53,535

Other assets in excess of
  liabilities -- 0.0%                                 4
                                                -------
Net Assets -- 100.0%                            $53,539
                                                =======

---------------

*  Non-income producing security.

(a)Cost for federal income tax purposes is $46,723 (amount in thousands). Unrealized appreciation/(depreciation) on a tax basis is as follows (amounts in thousands):

      Unrealized Appreciation...................   $7,230
      Unrealized Depreciation...................     (263)
                                                   ------
      Unrealized Appreciation (Depreciation)....   $6,967
                                                   ======

(b)Affiliate Investment.

                       See Notes to Financial Statements.

SCHEDULES OF PORTFOLIO INVESTMENTS
STI CLASSIC FUNDS September 30, 2005 (Amounts in thousands, except Shares) (Unaudited)

LIFE VISION CONSERVATIVE FUND

--------------------------------------------------------
                                     Shares     Value($)
--------------------------------------------------------
EQUITY FUNDS (25.2%)
  STI Classic Aggressive Growth
    Stock Fund, I Shares (b)          16,464        177
  STI Classic Capital Appreciation
    Fund, I Shares (b)                57,791        702
  STI Classic International Equity
    Index Fund, I Shares (b)          27,645        386
  STI Classic Large Cap Relative
    Value Fund, I Shares (b)          24,375        409
  STI Classic Large Cap Value
    Equity Fund, I Shares (b)         21,576        272
  STI Classic Mid-Cap Equity Fund,
    I Shares (b)                       7,348         98
  STI Classic Mid-Cap Value Equity
    Fund, I Shares (b)                 7,543         98
  STI Classic Small Cap Growth
    Stock Fund, I Shares * (b)         4,455         98
  STI Classic Small Cap Value
    Equity Fund, I Shares (b)          4,480         98
  STI Classic Strategic
    Quantitative Equity Fund, I
    Shares * (b)                       6,901         98
                                                 ------
Total Equity Funds
  (Cost $2,094)                                   2,436
                                                 ------
FIXED INCOME FUNDS (68.5%)
  STI Classic Core Bond Fund, I
    Shares (b)                       646,872      6,534
  STI Classic High Income Fund, I
    Shares (b)                        12,991         96
                                                 ------
Total Fixed Income Funds
  (Cost $6,694)                                   6,630
                                                 ------

--------------------------------------------------------
                                     Shares     Value($)
--------------------------------------------------------
MONEY MARKET FUNDS (6.0%)
  STI Classic Prime Quality Money
    Market Fund, I Shares (b)        576,635        577
                                                 ------
Total Money Market Funds
  (Cost $577)                                       577
                                                 ------
Total Investments
  (Cost $9,365) (a) -- 99.7%                      9,643
Other assets in excess of
  liabilities -- 0.3%                                30
                                                 ------
Net Assets -- 100.0%                             $9,673
                                                 ======

---------------

*  Non-income producing security.

(a)Cost for federal income tax purposes is $9,365 (amount in thousands). Unrealized appreciation/(depreciation) on a tax basis is as follows (amounts in thousands):

      Unrealized Appreciation....................   $349
      Unrealized Depreciation....................    (71)
                                                    ----
      Unrealized Appreciation (Depreciation).....   $278
                                                    ====

(b)Affiliate Investment.

                       See Notes to Financial Statements.

SCHEDULES OF PORTFOLIO INVESTMENTS
STI CLASSIC FUNDS September 30, 2005 (Amounts in thousands, except Shares) (Unaudited)

LIFE VISION GROWTH AND INCOME FUND

-------------------------------------------------------
                                  Shares       Value($)
-------------------------------------------------------
EQUITY FUNDS (75.0%)
  STI Classic Aggressive
    Growth Stock Fund, I
    Shares (b)                      550,303       5,916
  STI Classic Capital
    Appreciation Fund, I
    Shares (b)                    1,909,041      23,176
  STI Classic Emerging Growth
    Stock Fund, I Shares * (b)       31,928         339
  STI Classic International
    Equity Index Fund, I
    Shares (b)                      892,564      12,478
  STI Classic Large Cap
    Relative Value Fund, I
    Shares (b)                    1,034,400      17,337
  STI Classic Large Cap Value
    Equity Fund, I Shares (b)       917,372      11,577
  STI Classic Mid-Cap Equity
    Fund, I Shares (b)              287,895       3,843
  STI Classic Mid-Cap Value
    Equity Fund, I Shares (b)       172,595       2,237
  STI Classic Small Cap Growth
    Stock Fund, I Shares * (b)       66,940       1,477
  STI Classic Small Cap Value
    Equity Fund, I Shares (b)        51,641       1,131
  STI Classic Strategic
    Quantitative Equity Fund,
    I Shares * (b)                  318,729       4,529
                                               --------
Total Equity Funds
  (Cost $69,462)                                 84,040
                                               --------

-------------------------------------------------------
                                  Shares       Value($)
-------------------------------------------------------
FIXED INCOME FUNDS (20.9%)
  STI Classic Core Bond Fund,
    I Shares (b)                  2,207,878      22,300
  STI Classic High Income
    Fund, I Shares (b)              149,966       1,111
                                               --------
Total Fixed Income Funds
  (Cost $23,548)                                 23,411
                                               --------
MONEY MARKET FUNDS (4.0%)
  STI Classic Prime Quality
    Money Market Fund, I
    Shares (b)                    4,443,007       4,443
                                               --------
Total Money Market Funds
  (Cost $4,443)                                   4,443
                                               --------
Total Investments (Cost
  $97,453) (a) -- 99.9%                         111,894
Other assets in excess of
  liabilities -- 0.1%                                64
                                               --------
Net Assets -- 100.0%                           $111,958
                                               ========

---------------

*  Non-income producing security.

(a)Cost for federal income tax purposes is $98,470 (amount in thousands). Unrealized appreciation/(depreciation) on a tax basis is as follows (amounts in thousands):

      Unrealized Appreciation..................   $13,992
      Unrealized Depreciation..................      (375)
                                                  -------
      Unrealized Appreciation (Depreciation)...   $13,617
                                                  =======

(b)Affiliate Investment.

                       See Notes to Financial Statements.

SCHEDULES OF PORTFOLIO INVESTMENTS
STI CLASSIC FUNDS September 30, 2005 (Amounts in thousands, except Shares) (Unaudited)

LIFE VISION MODERATE GROWTH FUND

-------------------------------------------------------
                                   Shares      Value($)
-------------------------------------------------------
EQUITY FUNDS (55.3%)
  STI Classic Aggressive Growth
    Stock Fund, I Shares (b)        579,580       6,230
  STI Classic Capital
    Appreciation Fund, I Shares
    (b)                           2,028,516      24,626
  STI Classic International
    Equity Index Fund, I Shares
    (b)                             929,846      12,999
  STI Classic Large Cap Relative
    Value Fund, I Shares (b)      1,096,872      18,384
  STI Classic Large Cap Value
    Equity Fund, I Shares (b)       973,629      12,287
  STI Classic Mid-Cap Equity
    Fund, I Shares (b)              245,878       3,282
  STI Classic Mid-Cap Value
    Equity Fund, I Shares (b)       125,506       1,627
  STI Classic Small Cap Growth
    Stock Fund, I Shares * (b)       74,296       1,639
  STI Classic Small Cap Value
    Equity Fund, I Shares (b)        74,660       1,636
  STI Classic Strategic
    Quantitative Equity Fund, I
    Shares * (b)                    459,784       6,534
                                               --------
Total Equity Funds
  (Cost $72,973)                                 89,244
                                               --------
FIXED INCOME FUNDS (39.7%)
  STI Classic Core Bond Fund, I
    shares (b)                    6,182,832      62,447
  STI Classic High Income Fund,
    I Shares (b)                    216,221       1,602
                                               --------
Total Fixed Income Funds
  (Cost $64,560)                                 64,049
                                               --------

-------------------------------------------------------
                                   Shares      Value($)
-------------------------------------------------------
MONEY MARKET FUNDS (5.0%)
  STI Classic Prime Quality
    Money Market Fund, I Shares
    (b)                           8,146,186       8,146
                                               --------
Total Money Market Funds
  (Cost $8,146)                                   8,146
                                               --------
Total Investments
  (Cost $145,679) (a) -- 100.0%                 161,439
Other assets in excess of
  liabilities -- 0.0%                                22
                                               --------
Net Assets -- 100.0%                           $161,461
                                               ========

---------------

*  Non-income producing security.

(a)Cost for federal income tax purposes is $147,912
   (amount in thousands). Unrealized appreciation/(depreciation) on a tax basis is as follows (amounts in thousands):

      Unrealized Appreciation..................   $14,901
      Unrealized Depreciation..................      (898)
                                                  -------
      Unrealized Appreciation (Depreciation)...   $14,003
                                                  =======

(b)Affiliate Investment.

                       See Notes to Financial Statements.

STATEMENTS OF ASSETS AND LIABILITIES
STI CLASSIC FUNDS  September 30, 2005  (Amounts in thousands)
(Unaudited)

                                       Aggressive      Capital        Emerging                     International     Large Cap
                                      Growth Stock   Appreciation   Growth Stock   International      Equity       Relative Value
                                          Fund           Fund           Fund        Equity Fund     Index Fund          Fund
                                      ------------   ------------   ------------   -------------   -------------   --------------
Assets:
  Investments, at Cost..............    $77,055       $1,813,036      $25,586        $588,900        $487,603        $1,409,565
                                        =======       ==========      =======        ========        ========        ==========
  Investments, at Value.............    $89,172       $1,900,096      $29,464        $723,603        $637,160        $1,640,734
  Foreign Currency, at Value (Cost
    $11,627; $11,382,
    respectively)...................         --               --           --          11,511          11,159                --
  Interest and Dividends
    Receivable......................         18            1,385            5           1,763           1,094             1,959
  Receivable for Investment
    Securities Sold.................        255               --           --           3,812              --             6,246
  Receivable for Capital Shares
    Sold............................          1                4           --               2               1                10
  Reclaims Receivable...............         --               --           --             219             176                --
  Prepaid Expenses and Other
    Assets..........................          4               39            3              14              17                28
                                        -------       ----------      -------        --------        --------        ----------
  Total Assets......................     89,450        1,901,524       29,472         740,924         649,607         1,648,977
                                        -------       ----------      -------        --------        --------        ----------
Liabilities:
  Payable for Fund Overdraft........         --              405           --              --              --                --
  Payable for Investment Securities
    Purchased.......................        529               --            3           3,807              --             7,818
  Payable for Capital Shares
    Redeemed........................         --              113           --              12               2               127
  Payable upon Return of Securities
    Loaned..........................         --          309,823           --          27,722          29,856           293,737
  Investment Advisory Fees
    Payable.........................         76            1,210           25             645             248               902
  Administration Fees Payable.......         --               35            1              15              13                26
  Compliance Services Fees
    Payable.........................         --                2           --               1               1                 2
  Distribution and Service Fees
    Payable.........................          4               77           --               9               6                77
  Custodian Fees Payable............         21               17            3              97              94                15
  Accrued Expenses..................         --              157            2              72              84               134
                                        -------       ----------      -------        --------        --------        ----------
  Total Liabilities.................        630          311,839           34          32,380          30,304           302,838
                                        -------       ----------      -------        --------        --------        ----------
  Total Net Assets..................    $88,820       $1,589,685      $29,438        $708,544        $619,303        $1,346,139
                                        =======       ==========      =======        ========        ========        ==========
Net Assets:
  Capital...........................    $84,379       $1,452,718      $26,968        $629,884        $539,736        $1,046,245
  Accumulated Net Investment Income
    (Loss)..........................       (332)             105         (127)          7,332           5,132               450
  Accumulated Net Realized Gains
    (Losses) on Investments and
    Foreign Currency Transactions...     (7,344)          49,802       (1,281)        (63,245)        (74,889)           68,275
  Net Unrealized Appreciation on
    Investments and Foreign Currency
    Transactions....................     12,117           87,060        3,878         134,573         149,324           231,169
                                        -------       ----------      -------        --------        --------        ----------
  Total Net Assets..................    $88,820       $1,589,685      $29,438        $708,544        $619,303        $1,346,139
                                        =======       ==========      =======        ========        ========        ==========
NET ASSETS:
  I Shares..........................    $83,320       $1,419,227      $29,284        $690,364        $606,217        $1,218,472
  A Shares..........................    $   183       $  112,121      $   110        $  9,771        $  7,552        $   46,222
  C Shares..........................    $ 5,317       $   58,337      $    44        $  8,409        $  5,534        $   81,445
SHARES OUTSTANDING:
  I Shares..........................      7,749          116,923        2,760          53,588          43,348            72,696
  A Shares..........................         17            9,702           10             768             547             2,735
  C Shares..........................        502            5,347            5             701             413             4,916
NET ASSET VALUE AND REDEMPTION PRICE
  PER SHARE:
  I Shares..........................    $ 10.75       $    12.14      $ 10.61        $  12.88        $  13.98        $    16.76
  A Shares..........................    $ 10.69       $    11.56      $ 10.55        $  12.72        $  13.81        $    16.90
  C Shares*.........................    $ 10.59       $    10.91      $ 10.46        $  12.00        $  13.42        $    16.57
OFFERING PRICE PER SHARE:
  (100%/(100%-maximum sales charge)
  of net asset value adjusted to the
  nearest cent)
  I Shares..........................    $ 10.75       $    12.14      $ 10.61        $  12.88        $  13.98        $    16.76
  A Shares..........................    $ 11.34       $    12.27      $ 11.19        $  13.50        $  14.65        $    17.93
  C Shares..........................    $ 10.59       $    10.91      $ 10.46        $  12.00        $  13.42        $    16.57
Maximum Sales Charge -- A Shares....       5.75%            5.75%        5.75%           5.75%           5.75%             5.75%

Amounts designated as "--" are $0 or have been rounded to $0.

*  Redemption Price Per Share Varies by Length of Time Shares are Held.

                       See Notes to Financial Statements.

STATEMENTS OF ASSETS AND LIABILITIES
STI CLASSIC FUNDS  September 30, 2005  (Amounts in thousands)
(Unaudited)

                                               Large Cap     Mid-Cap      Mid-Cap        Quality       Small Cap      Small Cap
                                              Value Equity    Equity    Value Equity   Growth Stock   Growth Stock   Value Equity
                                                  Fund         Fund         Fund           Fund           Fund           Fund
                                              ------------   --------   ------------   ------------   ------------   ------------
Assets:
  Investments, at Cost......................   $  942,238    $352,581     $226,365       $133,668      $1,450,215      $646,329
                                               ==========    ========     ========       ========      ==========      ========
  Investments, at Value.....................   $  998,486    $393,336     $239,354       $165,158      $1,665,758      $843,014
  Interest and Dividends Receivable.........        1,073         351          366             98             458           837
  Receivable for Investment Securities
    Sold....................................       11,797       3,735        4,702          1,625          25,799         1,380
  Receivable for Capital Shares Sold........            5           2           --              1              80             1
  Prepaid Expenses and Other Assets.........           22          11            5             28              28            13
                                               ----------    --------     --------       --------      ----------      --------
  Total Assets..............................    1,011,383     397,435      244,427        166,910       1,692,123       845,245
                                               ----------    --------     --------       --------      ----------      --------
Liabilities:
  Payable for Investment Securities
    Purchased...............................        9,302       8,360        4,589            505          15,346            54
  Payable for Capital Shares Redeemed.......           37          17            1             25              37            97
  Payable upon Return of Securities
    Loaned..................................      111,501      74,237       29,203         22,060         326,385        71,845
  Investment Advisory Fees Payable..........          581         250          174            103           1,192           710
  Administration Fees Payable...............           20           7            5             --              29            17
  Compliance Services Fees Payable..........            1          --           --             --               2             1
  Distribution and Service Fees Payable.....           55          15            6             47              39            10
  Custodian Fees Payable....................           12           9            7              6              23            11
  Accrued Expenses..........................           85          19           20             --              87            75
                                               ----------    --------     --------       --------      ----------      --------
  Total Liabilities.........................      121,594      82,914       34,005         22,746         343,140        72,820
                                               ----------    --------     --------       --------      ----------      --------
  Total Net Assets..........................   $  889,789    $314,521     $210,422       $144,164      $1,348,983      $772,425
                                               ==========    ========     ========       ========      ==========      ========
Net Assets:
  Capital...................................   $  886,751    $259,950     $177,727       $315,297      $1,032,113      $424,130
  Accumulated Net Investment Income
    (Loss)..................................           68          28          128            (90)         (4,136)          276
  Accumulated Net Realized Gains (Losses) on
    Investments.............................      (53,278)     13,788       19,578       (202,533)        105,463       151,334
  Net Unrealized Appreciation on
    Investments.............................       56,248      40,755       12,989         31,490         215,543       196,685
                                               ----------    --------     --------       --------      ----------      --------
  Total Net Assets..........................   $  889,789    $314,521     $210,422       $144,164      $1,348,983      $772,425
                                               ==========    ========     ========       ========      ==========      ========
NET ASSETS:
  I Shares..................................   $  775,461    $285,118     $202,082       $ 87,031      $1,269,912      $725,417
  A Shares..................................   $   68,557    $ 15,292     $  1,997       $    832      $   45,065      $  4,827
  C Shares..................................   $   45,771    $ 14,111     $  6,343       $ 56,301      $   34,006      $ 42,181
SHARES OUTSTANDING:
  I Shares..................................       61,457      21,351       15,593          3,474          57,566        33,103
  A Shares..................................        5,449       1,191          154             33           2,092           222
  C Shares..................................        3,675       1,180          492          2,400           1,674         1,965
NET ASSET VALUE AND REDEMPTION PRICE PER
  SHARE:
  I Shares..................................   $    12.62    $  13.35     $  12.96       $  25.06      $    22.06      $  21.91
  A Shares..................................   $    12.58    $  12.84     $  12.93       $  24.91      $    21.54      $  21.80
  C Shares*.................................   $    12.46    $  11.96     $  12.90       $  23.46      $    20.32      $  21.46
OFFERING PRICE PER SHARE:
  (100%/(100%-maximum sales charge) of net
  asset value adjusted to the nearest cent)
  I Shares..................................   $    12.62    $  13.35     $  12.96       $  25.06      $    22.06      $  21.91
  A Shares..................................   $    13.35    $  13.62     $  13.72       $  26.43      $    22.85      $  23.13
  C Shares..................................   $    12.46    $  11.96     $  12.90       $  23.46      $    20.32      $  21.46
Maximum Sales Charge -- A Shares............         5.75%       5.75%        5.75%          5.75%           5.75%         5.75%

Amounts designated as "--" are $0 or have been rounded to $0.

*  Redemption Price Per Share Varies by Length of Time Shares are Held.

                       See Notes to Financial Statements.

STATEMENTS OF ASSETS AND LIABILITIES
STI CLASSIC FUNDS  September 30, 2005  (Amounts in thousands)
(Unaudited)

                                                  Strategic                Life Vision   Life Vision    Life Vision   Life Vision
                                                 Quantitative   Balanced   Aggressive    Conservative   Growth and     Moderate
                                                 Equity Fund      Fund     Growth Fund       Fund       Income Fund   Growth Fund
                                                 ------------   --------   -----------   ------------   -----------   -----------
Assets:
  Investments, at Cost.........................    $150,319     $267,005     $45,506        $9,365       $ 97,453      $145,679
                                                   ========     ========     =======        ======       ========      ========
  Investments, at Value........................    $157,133     $274,522     $53,535        $9,643       $111,894      $161,439
  Interest and Dividends Receivable............          72          885           4            25             96           247
  Receivable for Investment Securities Sold....      23,613       16,235          --            --             --            --
  Receivable for Capital Shares Sold...........      17,316           --          13            --             --            17
  Receivable from Advisor......................          --           --          --             2             --            --
  Prepaid Expenses and Other Assets............           5           12           6             7              8             8
                                                   --------     --------     -------        ------       --------      --------
  Total Assets.................................     198,139      291,654      53,558         9,677        111,998       161,711
                                                   --------     --------     -------        ------       --------      --------
Liabilities:
  Payable for Investment Securities
    Purchased..................................      38,762        5,539          --            --             --           170
  Payable for Capital Shares Redeemed..........           2          115          --            --             --            31
  Payable upon Return of Securities Loaned.....          --       82,253          --            --             --            --
  Investment Advisory Fees Payable.............          92          148           4            --              9            13
  Administration Fees Payable..................           3            4          --            --              2             3
  Distribution and Service Fees Payable........           1           33           4             4             13            12
  Custodian Fees Payable.......................          28            9           6            --              7             7
  Accrued Expenses.............................          10           18           5            --              9            14
                                                   --------     --------     -------        ------       --------      --------
  Total Liabilities............................      38,898       88,119          19             4             40           250
                                                   --------     --------     -------        ------       --------      --------
  Total Net Assets.............................    $159,241     $203,535     $53,539        $9,673       $111,958      $161,461
                                                   ========     ========     =======        ======       ========      ========
Net Assets:
  Capital......................................    $137,640     $137,640     $46,324        $9,347       $ 98,952      $144,735
  Accumulated Net Investment Income (Loss).....        (107)         251          (3)            8             25            96
  Accumulated Net Realized Gains (Losses) on
    Investments................................      14,894       10,943        (811)           40         (1,460)          870
  Net Unrealized Appreciation on Investment
    Transactions...............................       6,814        7,517       8,029           278         14,441        15,760
                                                   --------     --------     -------        ------       --------      --------
  Total Net Assets.............................    $159,241     $203,535     $53,539        $9,673       $111,958      $161,461
                                                   ========     ========     =======        ======       ========      ========
NET ASSETS:
  I Shares.....................................    $156,698     $159,481     $45,164        $2,427       $ 88,378      $138,104
  A Shares.....................................    $    956     $  6,224     $ 2,090        $1,252       $  4,897      $  7,367
  C Shares.....................................    $  1,587     $ 37,830     $   657        $  673       $  1,343      $  1,005
  B Shares.....................................         N/A          N/A     $ 5,628        $5,321       $ 17,340      $ 14,985
SHARES OUTSTANDING:
  I Shares.....................................      11,025       13,053       3,929           216          7,527        12,888
  A Shares.....................................          68          507         182           112            417           688
  C Shares.....................................         114        3,120          57            60            115            94
  B Shares.....................................         N/A          N/A         495           475          1,479         1,403
NET ASSET VALUE AND REDEMPTION PRICE PER SHARE:
  I Shares.....................................    $  14.21     $  12.22     $ 11.50        $11.21       $  11.74      $  10.72
  A Shares.....................................    $  14.12     $  12.28     $ 11.47        $11.21       $  11.73      $  10.71
  C Shares*....................................    $  13.91     $  12.12     $ 11.52        $11.21       $  11.71      $  10.69
  B Shares*....................................         N/A          N/A     $ 11.37        $11.21       $  11.73      $  10.68
OFFERING PRICE PER SHARE: (100%/(100%-maximum
  sales charge) of net asset value adjusted to
  the nearest cent)
  I Shares.....................................    $  14.21     $  12.22     $ 11.50        $11.21       $  11.74      $  10.72
  A Shares.....................................    $  14.98     $  13.03     $ 12.17        $11.77       $  12.45      $  11.36
  C Shares.....................................    $  13.91     $  12.12     $ 11.52        $11.21       $  11.71      $  10.69
  B Shares.....................................         N/A          N/A     $ 11.37        $11.21       $  11.73      $  10.68
Maximum Sales Charge -- A Shares...............        5.75%        5.75%       5.75%         4.75%          5.75%         5.75%

Amounts designated as "--" are $0 or have been rounded to $0.

*  Redemption Price Per Share Varies by Length of Time Shares are Held.

                       See Notes to Financial Statements.

STATEMENTS OF OPERATIONS
STI CLASSIC FUNDS For the Six Month Period Ended September 30, 2005 (Amounts in thousands)
(Unaudited)

                                           Aggressive      Capital        Emerging                     International   Large Cap
                                          Growth Stock   Appreciation   Growth Stock   International      Equity        Relative
                                              Fund           Fund           Fund        Equity Fund     Index Fund     Value Fund
                                          ------------   ------------   ------------   -------------   -------------   ----------
Investment Income:
  Dividend Income.......................    $   130        $  9,545        $   18         $10,188         $10,855       $11,555
  Interest Income.......................         40             347            10             137              38           614
  Security Lending Income...............         --             262            --             525             549           188
  Less: Foreign Taxes Withheld..........         --              --            --            (821)         (1,177)           --
                                            -------        --------        ------         -------         -------       -------
  Total Investment Income...............        170          10,154            28          10,029          10,265        12,357
                                            -------        --------        ------         -------         -------       -------
Expenses:
  Investment Advisory Fees..............        445           8,896           135           3,593           2,148         5,520
  Administration Fees...................         10             222             3              80              76           170
  Compliance Services Fees..............         --               7            --               3               3             6
  Distribution Fees -- A Shares.........         --             335            --              15              13            58
  Distribution and Service Fees -- C
    Shares..............................         27             335            --              40              28           427
  Custodian Fees........................         24              14             3             166             234            11
  Professional Fees.....................          2              37            (1)             15              14            32
  Insurance Fees........................          1              20            --               5               5            13
  Registration Fees.....................          9              46             2              16              25            40
  Transfer Agent Fees...................         10              89             6              13               7            34
  Printing Fees.........................          5              78             1              14              16            49
  Trustees' Fees........................          1              16            --               5               5            11
  Other Expenses........................          2              15            (4)             33              62            11
                                            -------        --------        ------         -------         -------       -------
  Total Expenses........................        536          10,110           145           3,998           2,636         6,382
    Less: Investment Advisory Fees
      Waived............................        (48)            (61)           (9)             --            (113)           --
    Less: Administration Fees Waived....         (4)             --            --              --              --            --
    Less: Distribution Fees Waived -- A
      Shares............................         --              --            --              --              --            (3)
    Less: Distribution and Service Fees
      Waived -- C Shares................         (2)             --            --              --              --            (6)
                                            -------        --------        ------         -------         -------       -------
  Net Expenses..........................        482          10,049           136           3,998           2,523         6,373
                                            -------        --------        ------         -------         -------       -------
  Net Investment Income (Loss)..........       (312)            105          (108)          6,031           7,742         5,984
                                            -------        --------        ------         -------         -------       -------
Net Realized and Unrealized Gain (Loss)
  on Investments and Foreign Currency
  Transactions:
  Net Realized Gain (Loss) on
    Investments Sold and Foreign
    Currency Transactions...............     (2,290)         17,243           647          11,066            (487)       51,948
  Net Change in Unrealized Appreciation
    (Depreciation) on Investments and
    Foreign Currency Transactions.......      9,063         (27,267)        2,152          43,148          44,054         1,311
                                            -------        --------        ------         -------         -------       -------
  Total Net Realized and Unrealized Gain
    (Loss) on Investments and Foreign
    Currency Transactions...............      6,773         (10,024)        2,799          54,214          43,567        53,259
                                            -------        --------        ------         -------         -------       -------
  Change in Net Assets from
    Operations..........................    $ 6,461        $ (9,919)       $2,691         $60,245         $51,309       $59,243
                                            =======        ========        ======         =======         =======       =======

Amounts designated as "--" are $0 or have been rounded to $0.

                       See Notes to Financial Statements.

STATEMENTS OF OPERATIONS
STI CLASSIC FUNDS For the Six Month Period Ended September 30, 2005 (Amounts in thousands)
(Unaudited)

                                          Large Cap                      Mid-Cap                        Small Cap      Small Cap
                                            Value         Mid-Cap         Value       Quality Growth      Growth         Value
                                         Equity Fund    Equity Fund    Equity Fund      Stock Fund      Stock Fund    Equity Fund
                                         -----------    -----------    -----------    --------------    ----------    -----------
Investment Income:
  Dividend Income......................    $11,673        $ 1,812        $ 2,244         $   898         $  1,623      $  6,719
  Interest Income......................        355            155             --              37              614           239
  Security Lending Income..............         97            169             25              13              530            94
                                           -------        -------        -------         -------         --------      --------
  Total Investment Income..............     12,125          2,136          2,269             948            2,767         7,052
                                           -------        -------        -------         -------         --------      --------
Expenses:
  Investment Advisory Fees.............      3,663          1,468          1,219             826            6,285         4,294
  Administration Fees..................        124             36             28              21              149           101
  Compliance Services Fees.............          4              2              1               1                6             3
  Distribution Fees -- A Shares........        115             28              3               1               88             7
  Distribution and Service Fees -- C
    Shares.............................        247             71             33             310              170           156
  Custodian Fees.......................         10              7              7               5               20             9
  Professional Fees....................         21              6              5               3               26            17
  Insurance Fees.......................         10              3              2               3               11             9
  Registration Fees....................         28             13             10              15               30            33
  Transfer Agent Fees..................         44             10             11              31               58            21
  Printing Fees........................         40             12              5              11               54            32
  Trustees' Fees.......................          7              2              2               2               10             6
  Other Expenses.......................          9              8              3               5                9             5
                                           -------        -------        -------         -------         --------      --------
  Total Expenses.......................      4,322          1,666          1,329           1,234            6,916         4,693
    Less: Investment Advisory Fees
      Waived...........................         --             (2)           (51)            (19)              --            --
    Less: Administration Fees Waived...         --             --             --              (7)              --            --
    Less: Distribution Fees Waived -- A
      Shares...........................         --             --             --              --              (13)           (1)
    Less: Distribution and Service Fees
      Waived -- C Shares...............         --             --             (7)             --               --          (104)
                                           -------        -------        -------         -------         --------      --------
  Net Expenses.........................      4,322          1,664          1,271           1,208            6,903         4,588
                                           -------        -------        -------         -------         --------      --------
  Net Investment Income (Loss).........      7,803            472            998            (260)          (4,136)        2,464
                                           -------        -------        -------         -------         --------      --------
Net Realized and Unrealized Gain (Loss)
  on Investments:
  Net Realized Gain on Investments
    Sold...............................     33,576         25,320          9,225           9,688           49,970        99,176
  Net Change in Unrealized Appreciation
    (Depreciation) on Investments......    (30,861)         2,296          1,437          (3,500)          66,381       (27,241)
                                           -------        -------        -------         -------         --------      --------
  Total Net Realized and Unrealized
    Gain (Loss) on Investments.........      2,715         27,616         10,662           6,188          116,351        71,935
                                           -------        -------        -------         -------         --------      --------
  Change in Net Assets from
    Operations.........................    $10,518        $28,088        $11,660         $ 5,928         $112,215      $ 74,399
                                           =======        =======        =======         =======         ========      ========

Amounts designated as "--" are $0 or have been rounded to $0.

                       See Notes to Financial Statements.

STATEMENTS OF OPERATIONS
STI CLASSIC FUNDS For the Six Month Period Ended September 30, 2005 (Amounts in thousands)
(Unaudited)

                                                  Strategic                Life Vision   Life Vision    Life Vision   Life Vision
                                                 Quantitative   Balanced   Aggressive    Conservative   Growth and     Moderate
                                                 Equity Fund      Fund     Growth Fund       Fund       Income Fund   Growth Fund
                                                 ------------   --------   -----------   ------------   -----------   -----------
Investment Income:
  Dividend Income (1)..........................     $  486      $   817      $  143         $  127        $  747        $1,603
  Interest Income..............................         27        2,076          --             --            --            --
  Security Lending Income......................         --          122          --             --            --            --
                                                    ------      -------      ------         ------        ------        ------
  Total Investment Income......................        513        3,015         143            127           747         1,603
                                                    ------      -------      ------         ------        ------        ------
Expenses:
  Investment Advisory Fees.....................        581        1,060          51              8           111           158
  Administration Fees..........................         15           31           7              1            15            21
  Compliance Services Fees.....................          1            1          --             --            --             1
  Distribution Fees -- A Shares................          1           10           4              2             9            14
  Distribution and Service Fees -- C Shares....          7          211           2              2             3             3
  Distribution Fees -- B Shares................                                  26             25            78            69
  Custodian Fees...............................         27            8           6              6             6             6
  Professional Fees............................          3            5           1             --             3             4
  Insurance Fees...............................          1            4          --             --             1             2
  Registration Fees............................          4           17           6              6             8             9
  Transfer Agent Fees..........................          2           22           8              2             9             7
  Printing Fees................................          5           14           2              1             4             7
  Trustees' Fees...............................          2            2           1             --             1             1
  Other Expenses...............................          3            6          --              4             2             1
                                                    ------      -------      ------         ------        ------        ------
  Total Expenses...............................        652        1,391         114             57           250           303
    Less: Investment Advisory Fees Waived......        (51)         (24)        (23)           (18)          (42)          (58)
    Less: Administration Fees Waived...........         --           (1)         (2)            --            --            --
    Less: Distribution Fees Waived -- A
      Shares...................................         --           --          (1)            --            (2)           (5)
    Less: Distribution and Service Fees
      Waived -- C Shares.......................         --           --          --             (1)           --            --
    Less: Distribution Fees Waived -- B
      Shares...................................                                  (3)            (4)          (11)          (15)
                                                    ------      -------      ------         ------        ------        ------
  Net Expenses.................................        601        1,366          85             34           195           225
                                                    ------      -------      ------         ------        ------        ------
  Net Investment Income (Loss).................        (88)       1,649          58             93           552         1,378
                                                    ------      -------      ------         ------        ------        ------
Net Realized and Unrealized Gain (Loss) on
  Investments:
  Net Realized Gain (Loss) on Investments Sold
    (1)........................................      5,909        2,799         650             (2)          949         2,134
  Net Change in Unrealized Appreciation
    (Depreciation) on Investments (1)..........      2,383       (3,762)      1,234             72         2,336         1,235
                                                    ------      -------      ------         ------        ------        ------
  Total Net Realized and Unrealized Gain (Loss)
    on Investments.............................      8,292         (963)      1,884             70         3,285         3,369
                                                    ------      -------      ------         ------        ------        ------
  Change in Net Assets from Operations.........     $8,204      $   686      $1,942         $  163        $3,837        $4,747
                                                    ======      =======      ======         ======        ======        ======

(1) Dividend income, capital gain from investments in affiliated investment companies, net realized gain on securities sold and net change in unrealized appreciation on investments for the Life Vision Funds are attributable to the underlying investments in affiliated investment companies.

Amounts designated as "--" are $0 or have been rounded to $0.

                       See Notes to Financial Statements.

STATEMENTS OF CHANGES IN NET ASSETS
STI CLASSIC FUNDS  For the Periods Indicated  (Amounts in thousands)

                                          Aggressive Growth                      Capital Appreciation
                                              Stock Fund                                 Fund
                                 ------------------------------------    -------------------------------------
                                  04/01/05-    06/01/04-   02/23/04*-     04/01/05-    06/01/04-    06/01/03-
                                  09/30/05     03/31/05     05/31/04      09/30/05      03/31/05     05/31/04
                                 -----------   ---------   ----------    -----------   ----------   ----------
                                 (Unaudited)                             (Unaudited)
Operations:
  Net Investment Income
    (Loss).....................    $  (312)     $  (313)    $   (21)     $      105    $    2,917   $   (5,705)
  Net Realized Gain (Loss) on
    Investments Sold...........     (2,290)      (1,571)        (39)         17,243        32,759      240,042
  Net Change in Unrealized
    Appreciation (Depreciation)
    on Investments.............      9,063          710         389         (27,267)      (23,096)     (77,211)
                                   -------      -------     -------      ----------    ----------   ----------
  Change in Net Assets from
    Operations.................      6,461       (1,174)        329          (9,919)       12,580      157,126
                                   -------      -------     -------      ----------    ----------   ----------
Dividends and Distributions to
  Shareholders:
  Net Investment Income:
    I Shares...................         (5)          --          --              --        (3,119)          --
    A Shares...................         --           --          --              --            --           --
    C Shares...................         --           --          --              --            --           --
  Net Realized Gains:
    I Shares...................         --           --          --              --       (22,698)          --
    A Shares...................         --           --          --              --        (2,096)          --
    C Shares...................         --           --          --              --        (1,379)          --
                                   -------      -------     -------      ----------    ----------   ----------
  Total Dividends and
    Distributions..............         (5)          --          --              --       (29,292)          --
                                   -------      -------     -------      ----------    ----------   ----------
Capital Transactions:
  Change in Net Assets from
    Capital Transactions.......     17,441(a)    45,482      20,286         (96,290)(a)    217,615      11,323
                                   -------      -------     -------      ----------    ----------   ----------
    Change in Net Assets.......     23,897       44,308      20,615        (106,209)      200,903      168,449
                                   -------      -------     -------      ----------    ----------   ----------
Net Assets:
  Beginning of Period..........     64,923       20,615          --       1,695,894     1,494,991    1,326,542
                                   -------      -------     -------      ----------    ----------   ----------
  End of Period................    $88,820      $64,923     $20,615      $1,589,685    $1,695,894   $1,494,991
                                   =======      =======     =======      ==========    ==========   ==========
Undistributed Net Investment
  Income (Loss), End of
  Period.......................    $  (332)     $   (15)    $    (5)     $      105    $       --   $       --
                                   =======      =======     =======      ==========    ==========   ==========

                                           Emerging Growth
                                              Stock Fund
                                 ------------------------------------
                                  04/01/05-    06/01/04-   02/23/04*-
                                  09/30/05     03/31/05     05/31/04
                                 -----------   ---------   ----------
                                 (Unaudited)
Operations:
  Net Investment Income
    (Loss).....................    $  (108)     $  (144)    $   (24)
  Net Realized Gain (Loss) on
    Investments Sold...........        647       (1,750)       (178)
  Net Change in Unrealized
    Appreciation (Depreciation)
    on Investments.............      2,152        1,765         (39)
                                   -------      -------     -------
  Change in Net Assets from
    Operations.................      2,691         (129)       (241)
                                   -------      -------     -------
Dividends and Distributions to
  Shareholders:
  Net Investment Income:
    I Shares...................         --           --          --
    A Shares...................         --           --          --
    C Shares...................         --           --          --
  Net Realized Gains:
    I Shares...................         --           --          --
    A Shares...................         --           --          --
    C Shares...................         --           --          --
                                   -------      -------     -------
  Total Dividends and
    Distributions..............         --           --          --
                                   -------      -------     -------
Capital Transactions:
  Change in Net Assets from
    Capital Transactions.......      6,133        7,779      13,205
                                   -------      -------     -------
    Change in Net Assets.......      8,824        7,650      12,964
                                   -------      -------     -------
Net Assets:
  Beginning of Period..........     20,614       12,964          --
                                   -------      -------     -------
  End of Period................    $29,438      $20,614     $12,964
                                   =======      =======     =======
Undistributed Net Investment
  Income (Loss), End of
  Period.......................    $  (127)     $   (19)    $    (6)
                                   =======      =======     =======

 * Commencement of operations.
(a) Redemption fees have been rounded to $0.

Amounts designated as "--" are either $0 or have been rounded to $0.

                       See Notes to Financial Statements.

STATEMENTS OF CHANGES IN NET ASSETS
STI CLASSIC FUNDS  For the Periods Indicated  (Amounts in thousands)

                                            International                          International
                                             Equity Fund                         Equity Index Fund
                                 -----------------------------------    -----------------------------------
                                  04/01/05-    06/01/04-   06/01/03-     04/01/05-    06/01/04-   06/01/03-
                                  09/30/05     03/31/05    05/31/04      09/30/05     03/31/05    05/31/04
                                 -----------   ---------   ---------    -----------   ---------   ---------
                                 (Unaudited)                            (Unaudited)
Operations:
  Net Investment Income........   $  6,031     $  2,809    $  2,690      $  7,742     $  2,790    $  4,350
  Net Realized Gain (Loss) on
    Investments Sold and
    Foreign Currency
    Transactions...............     11,066       13,245      12,672          (487)      (1,347)      3,571
  Net Change in Unrealized
    Appreciation on Investments
    and Foreign Currency
    Transactions...............     43,148       47,096      42,092        44,054       67,094      82,007
                                  --------     --------    --------      --------     --------    --------
  Change in Net Assets from
    Operations.................     60,245       63,150      57,454        51,309       68,537      89,928
                                  --------     --------    --------      --------     --------    --------
Dividends and Distributions to
  Shareholders:
  Net Investment Income:
    I Shares...................         --       (4,121)     (3,390)           --       (8,557)     (3,907)
    A Shares...................         --          (52)        (74)           --          (76)       (153)
    C Shares...................         --           (1)        (45)           --          (47)        (22)
  Net Realized Gains:
    I Shares...................         --           --          --            --           --          --
    A Shares...................         --           --          --            --           --          --
    C Shares...................         --           --          --            --           --          --
                                  --------     --------    --------      --------     --------    --------
  Total Dividends and
    Distributions..............         --       (4,174)     (3,509)           --       (8,680)     (4,082)
                                  --------     --------    --------      --------     --------    --------
Capital Transactions:
  Change in Net Assets from
    Capital Transactions.......    150,826(a)    91,655      89,770        36,638(b)   100,091      23,822
                                  --------     --------    --------      --------     --------    --------
    Change in Net Assets.......    211,071      150,631     143,715        87,947      159,948     109,668
                                  --------     --------    --------      --------     --------    --------
Net Assets:
  Beginning of Period..........    497,473      346,842     203,127       531,356      371,408     261,740
                                  --------     --------    --------      --------     --------    --------
  End of Period................   $708,544     $497,473    $346,842      $619,303     $531,356    $371,408
                                  ========     ========    ========      ========     ========    ========
Undistributed Net Investment
  Income (Loss), End of
  Period.......................   $  7,332     $  1,301    $  2,377      $  5,132     $ (2,610)   $  3,035
                                  ========     ========    ========      ========     ========    ========

                                          Large Cap Relative
                                              Value Fund
                                 ------------------------------------
                                  04/01/05-    06/01/04-    06/01/03-
                                  09/30/05      03/31/05    05/31/04
                                 -----------   ----------   ---------
                                 (Unaudited)
Operations:
  Net Investment Income........  $    5,984    $    9,087   $  7,823
  Net Realized Gain (Loss) on
    Investments Sold and
    Foreign Currency
    Transactions...............      51,948        70,618     54,492
  Net Change in Unrealized
    Appreciation on Investments
    and Foreign Currency
    Transactions...............       1,311        38,394     99,001
                                 ----------    ----------   --------
  Change in Net Assets from
    Operations.................      59,243       118,099    161,316
                                 ----------    ----------   --------
Dividends and Distributions to
  Shareholders:
  Net Investment Income:
    I Shares...................      (5,799)       (9,529)    (6,962)
    A Shares...................        (176)         (416)      (336)
    C Shares...................         (39)         (213)      (163)
  Net Realized Gains:
    I Shares...................          --       (20,518)        --
    A Shares...................          --        (1,020)        --
    C Shares...................          --        (2,064)        --
                                 ----------    ----------   --------
  Total Dividends and
    Distributions..............      (6,014)      (33,760)    (7,461)
                                 ----------    ----------   --------
Capital Transactions:
  Change in Net Assets from
    Capital Transactions.......     148,709(c)    133,490     63,089
                                 ----------    ----------   --------
    Change in Net Assets.......     201,938       217,829    216,944
                                 ----------    ----------   --------
Net Assets:
  Beginning of Period..........   1,144,201       926,372    709,428
                                 ----------    ----------   --------
  End of Period................  $1,346,139    $1,144,201   $926,372
                                 ==========    ==========   ========
Undistributed Net Investment
  Income (Loss), End of
  Period.......................  $      450    $      480   $  1,551
                                 ==========    ==========   ========

(a) Includes redemption fees collected of $5.

(b) Redemption fees have been rounded to $0.

(c) Includes redemption fees collected of $1.

Amounts designated as "--" are either $0 or have been rounded to $0.

                       See Notes to Financial Statements.

STATEMENTS OF CHANGES IN NET ASSETS
STI CLASSIC FUNDS  For the Periods Indicated  (Amounts in thousands)

                                           Large Cap Value                            Mid-Cap
                                             Equity Fund                            Equity Fund
                                 -----------------------------------    -----------------------------------
                                  04/01/05-    06/01/04-   06/01/03-     04/01/05-    06/01/04-   06/01/03-
                                  09/30/05     03/31/05    05/31/04      09/30/05     03/31/05    05/31/04
                                 -----------   ---------   ---------    -----------   ---------   ---------
                                 (Unaudited)                            (Unaudited)
Operations:
  Net Investment Income........   $  7,803     $ 10,617    $ 10,571      $    472     $    962    $    999
  Net Realized Gain on
    Investments Sold...........     33,576      105,214      71,412        25,320       17,287      22,721
  Net Change in Unrealized
    Appreciation (Depreciation)
    on Investments.............    (30,861)     (18,053)     62,760         2,296       15,850       6,629
                                  --------     --------    --------      --------     --------    --------
  Change in Net Assets from
    Operations.................     10,518       97,778     144,743        28,088       34,099      30,349
                                  --------     --------    --------      --------     --------    --------
Dividends and Distributions to
  Shareholders:
  Net Investment Income:
    I Shares...................     (7,023)     (11,469)     (9,766)         (490)        (964)       (869)
    A Shares...................       (517)        (878)       (744)           (6)         (23)        (41)
    C Shares...................       (197)        (280)       (212)           --           --         (12)
  Net Realized Gains:
    I Shares...................         --           --          --            --           --          --
    A Shares...................         --           --          --            --           --          --
    C Shares...................         --           --          --            --           --          --
                                  --------     --------    --------      --------     --------    --------
  Total Dividends and
    Distributions..............     (7,737)     (12,627)    (10,722)         (496)        (987)       (922)
                                  --------     --------    --------      --------     --------    --------
Capital Transactions:
  Change in Net Assets from
    Capital Transactions.......    (34,278)(a)  (10,453)    (83,633)       43,156(a)       410      38,582
                                  --------     --------    --------      --------     --------    --------
    Change in Net Assets.......    (31,497)      74,698      50,388        70,748       33,522      68,009
                                  --------     --------    --------      --------     --------    --------
Net Assets:
  Beginning of Period..........    921,286      846,588     796,200       243,773      210,251     142,242
                                  --------     --------    --------      --------     --------    --------
  End of Period................   $889,789     $921,286    $846,588      $314,521     $243,773    $210,251
                                  ========     ========    ========      ========     ========    ========
Undistributed Net Investment
  Income, End of Period........   $     68     $      2    $  2,012      $     28     $     52    $     77
                                  ========     ========    ========      ========     ========    ========

                                               Mid-Cap
                                          Value Equity Fund
                                 -----------------------------------
                                  04/01/05-    06/01/04-   06/01/03-
                                  09/30/05     03/31/05    05/31/04
                                 -----------   ---------   ---------
                                 (Unaudited)
Operations:
  Net Investment Income........   $    998     $  1,816    $    669
  Net Realized Gain on
    Investments Sold...........      9,225       27,508      18,863
  Net Change in Unrealized
    Appreciation (Depreciation)
    on Investments.............      1,437       (5,309)     12,849
                                  --------     --------    --------
  Change in Net Assets from
    Operations.................     11,660       24,015      32,381
                                  --------     --------    --------
Dividends and Distributions to
  Shareholders:
  Net Investment Income:
    I Shares...................       (873)      (1,906)       (653)
    A Shares...................         (5)          (9)         --
    C Shares...................         (4)         (31)         (1)
  Net Realized Gains:
    I Shares...................         --           --          --
    A Shares...................         --           --          --
    C Shares...................         --           --          --
                                  --------     --------    --------
  Total Dividends and
    Distributions..............       (882)      (1,946)       (654)
                                  --------     --------    --------
Capital Transactions:
  Change in Net Assets from
    Capital Transactions.......    (18,056)(a)   39,956      18,350
                                  --------     --------    --------
    Change in Net Assets.......     (7,278)      62,025      50,077
                                  --------     --------    --------
Net Assets:
  Beginning of Period..........    217,700      155,675     105,598
                                  --------     --------    --------
  End of Period................   $210,422     $217,700    $155,675
                                  ========     ========    ========
Undistributed Net Investment
  Income, End of Period........   $    128     $     12    $    142
                                  ========     ========    ========

(a) Redemption fees have been rounded to $0.

Amounts designated as "--" are either $0 or have been rounded to $0.

                       See Notes to Financial Statements.

STATEMENTS OF CHANGES IN NET ASSETS
STI CLASSIC FUNDS  For the Periods Indicated  (Amounts in thousands)

                                           Quality Growth                           Small Cap
                                             Stock Fund                         Growth Stock Fund
                                 -----------------------------------   ------------------------------------
                                  04/01/05-    06/01/04-   06/01/03-    04/01/05-    06/01/04-    06/01/03-
                                  09/30/05     03/31/05    05/31/04     09/30/05      03/31/05    05/31/04
                                 -----------   ---------   ---------   -----------   ----------   ---------
                                 (Unaudited)                           (Unaudited)
Operations:
  Net Investment Income
    (Loss).....................   $   (260)    $    187    $ (1,885)   $   (4,136)   $   (3,979)  $ (7,285)
  Net Realized Gain on
    Investments Sold...........      9,688       26,996      31,183        49,970       105,648    145,086
  Net Change in Unrealized
    Appreciation (Depreciation)
    on Investments.............     (3,500)     (21,017)      2,584        66,381       (13,579)    80,171
                                  --------     --------    --------    ----------    ----------   --------
  Change in Net Assets from
    Operations.................      5,928        6,166      31,882       112,215        88,090    217,972
                                  --------     --------    --------    ----------    ----------   --------
Dividends and Distributions to
  Shareholders:
  Net Investment Income:
    I Shares...................       (293)        (178)         --            --            --         --
    A Shares...................         (1)          (1)         --            --            --         --
    C Shares...................        (64)          --          --            --            --         --
  Net Realized Gains:
    I Shares...................         --           --          --            --       (95,566)        --
    A Shares...................         --           --          --            --        (5,207)        --
    C Shares...................         --           --          --            --        (4,471)        --
                                  --------     --------    --------    ----------    ----------   --------
  Total Dividends and
    Distributions..............       (358)        (179)         --            --      (105,244)        --
                                  --------     --------    --------    ----------    ----------   --------
Capital Transactions:
  Change in Net Assets from
    Capital Transactions.......    (29,005)(a)  (76,451)   (102,333)      221,717(b)    161,611     37,420
                                  --------     --------    --------    ----------    ----------   --------
    Change in Net Assets.......    (23,435)     (70,464)    (70,451)      333,932       144,457    255,392
                                  --------     --------    --------    ----------    ----------   --------
Net Assets:
  Beginning of Period..........    167,599      238,063     308,514     1,015,051       870,594    615,202
                                  --------     --------    --------    ----------    ----------   --------
  End of Period................   $144,164     $167,599    $238,063    $1,348,983    $1,015,051   $870,594
                                  ========     ========    ========    ==========    ==========   ========
Undistributed Net Investment
  Income (Loss), End of
  Period.......................   $    (90)    $    528    $ (1,149)   $   (4,136)   $       --   $     --
                                  ========     ========    ========    ==========    ==========   ========

                                              Small Cap
                                          Value Equity Fund
                                 -----------------------------------
                                  04/01/05-    06/01/04-   06/01/03-
                                  09/30/05     03/31/05    05/31/04
                                 -----------   ---------   ---------
                                 (Unaudited)
Operations:
  Net Investment Income
    (Loss).....................   $  2,464     $  1,274    $  2,067
  Net Realized Gain on
    Investments Sold...........     99,176       68,368      66,912
  Net Change in Unrealized
    Appreciation (Depreciation)
    on Investments.............    (27,241)      51,510     113,873
                                  --------     --------    --------
  Change in Net Assets from
    Operations.................     74,399      121,152     182,852
                                  --------     --------    --------
Dividends and Distributions to
  Shareholders:
  Net Investment Income:
    I Shares...................     (2,372)      (2,046)     (2,433)
    A Shares...................        (11)          (5)         --
    C Shares...................        (93)         (18)         (5)
  Net Realized Gains:
    I Shares...................         --      (54,153)         --
    A Shares...................         --         (303)         --
    C Shares...................         --       (3,428)         --
                                  --------     --------    --------
  Total Dividends and
    Distributions..............     (2,476)     (59,953)     (2,438)
                                  --------     --------    --------
Capital Transactions:
  Change in Net Assets from
    Capital Transactions.......    (74,682)(a)  (18,862)        (99)
                                  --------     --------    --------
    Change in Net Assets.......     (2,759)      42,337     180,315
                                  --------     --------    --------
Net Assets:
  Beginning of Period..........    775,184      732,847     552,532
                                  --------     --------    --------
  End of Period................   $772,425     $775,184    $732,847
                                  ========     ========    ========
Undistributed Net Investment
  Income (Loss), End of
  Period.......................   $    276     $    288    $  1,083
                                  ========     ========    ========

(a) Redemption fees have been rounded to $0.

(b) Includes redemption fees collected of $1.

Amounts designated as "--" are either $0 or have been rounded to $0.

                       See Notes to Financial Statements.

STATEMENTS OF CHANGES IN NET ASSETS
STI CLASSIC FUNDS  For the Periods Indicated  (Amounts in thousands)

                                            Strategic Quantitative                        Balanced
                                                 Equity Fund                                Fund
                                     ------------------------------------    -----------------------------------
                                      04/01/05-    06/01/04-   08/07/03*-     04/01/05-    06/01/04-   06/01/03-
                                      09/30/05     03/31/05     05/31/04      09/30/05     03/31/05    05/31/04
                                     -----------   ---------   ----------    -----------   ---------   ---------
                                     (Unaudited)                             (Unaudited)
Operations:
  Net Investment Income (Loss).....   $    (88)     $  (143)    $   (90)      $  1,649     $  3,638    $  4,071
  Capital Gain Received from
    Investments in Affiliated
    Investment Companies...........         --           --          --             --           --          --
  Net Realized Gain on Investments
    Sold...........................      5,909       11,057       3,973          2,799        8,294      26,469
  Net Change in Unrealized
    Appreciation (Depreciation) on
    Investments....................      2,383        1,327       3,104         (3,762)      (2,297)    (17,586)
                                      --------      -------     -------       --------     --------    --------
  Change in Net Assets from
    Operations.....................      8,204       12,241       6,987            686        9,635      12,954
                                      --------      -------     -------       --------     --------    --------
Dividends and Distributions to
  Shareholders:
  Net Investment Income:
    I Shares.......................         --           --          --         (1,377)      (3,918)     (3,826)
    A Shares.......................         --           --          --            (44)        (130)       (114)
    C Shares.......................         --           --          --           (126)        (382)       (403)
    B Shares.......................
  Return of Capital:
    I Shares.......................         --           --          --             --           --          --
  Net Realized Gains:
    I Shares.......................         --       (4,730)       (972)            --       (2,083)         --
    A Shares.......................         --          (16)         (1)            --          (83)         --
    C Shares.......................         --          (90)        (21)            --         (485)         --
    B Shares.......................
                                      --------      -------     -------       --------     --------    --------
  Total Dividends and
    Distributions..................         --       (4,836)       (994)        (1,547)      (7,081)     (4,343)
                                      --------      -------     -------       --------     --------    --------
Capital Transactions:
  Change in Net Assets from Capital
    Transactions...................     55,968       19,124      62,547        (46,003)(a)  (70,534)      5,441
                                      --------      -------     -------       --------     --------    --------
    Change in Net Assets...........     64,172       26,529      68,540        (46,864)     (67,980)     14,052
                                      --------      -------     -------       --------     --------    --------
Net Assets:
  Beginning of Period..............     95,069       68,540          --        250,399      318,379     304,327
                                      --------      -------     -------       --------     --------    --------
  End of Period....................   $159,241      $95,069     $68,540       $203,535     $250,399    $318,379
                                      ========      =======     =======       ========     ========    ========
Undistributed Net Investment Income
  (Loss), End of Period............   $   (107)     $   (19)    $   (18)      $    251     $    149    $    893
                                      ========      =======     =======       ========     ========    ========

                                                 Life Vision
                                           Aggressive Growth Fund
                                     -----------------------------------
                                      04/01/05-    06/01/04-   06/01/03-
                                      09/30/05     03/31/05    05/31/04
                                     -----------   ---------   ---------
                                     (Unaudited)
Operations:
  Net Investment Income (Loss).....    $    58      $   484     $   124
  Capital Gain Received from
    Investments in Affiliated
    Investment Companies...........         --          534          --
  Net Realized Gain on Investments
    Sold...........................        650          478         325
  Net Change in Unrealized
    Appreciation (Depreciation) on
    Investments....................      1,234        2,602       6,169
                                       -------      -------     -------
  Change in Net Assets from
    Operations.....................      1,942        4,098       6,618
                                       -------      -------     -------
Dividends and Distributions to
  Shareholders:
  Net Investment Income:
    I Shares.......................        (62)        (447)       (120)
    A Shares.......................         --          (15)         --
    C Shares.......................         --
    B Shares.......................         --          (29)         (4)
  Return of Capital:
    I Shares.......................         --           --         (12)
  Net Realized Gains:
    I Shares.......................         --           --          --
    A Shares.......................         --           --          --
    C Shares.......................         --           --          --
    B Shares.......................         --           --          --
                                       -------      -------     -------
  Total Dividends and
    Distributions..................        (62)        (491)       (136)
                                       -------      -------     -------
Capital Transactions:
  Change in Net Assets from Capital
    Transactions...................        844        3,506       7,487
                                       -------      -------     -------
    Change in Net Assets...........      2,724        7,113      13,969
                                       -------      -------     -------
Net Assets:
  Beginning of Period..............     50,815       43,702      29,733
                                       -------      -------     -------
  End of Period....................    $53,539      $50,815     $43,702
                                       =======      =======     =======
Undistributed Net Investment Income
  (Loss), End of Period............    $    (3)     $     1     $    --
                                       =======      =======     =======

* Commencement of operations.

(a) Redemption fees have been rounded to $0.

Amounts designated as "--" are either $0 or have been rounded to $0.

                       See Notes to Financial Statements.

STATEMENTS OF CHANGES IN NET ASSETS
STI CLASSIC FUNDS  For the Periods Indicated  (Amounts in thousands)

                                                 Life Vision                            Life Vision
                                              Conservative Fund                   Growth and Income Fund
                                     -----------------------------------    -----------------------------------
                                      04/01/05-    06/01/04-   06/01/03-     04/01/05-    06/01/04-   06/01/03-
                                      09/30/05     03/31/05    05/31/04      09/30/05     03/31/05    05/31/04
                                     -----------   ---------   ---------    -----------   ---------   ---------
                                     (Unaudited)                            (Unaudited)
Operations:
  Net Investment Income............    $   93       $  114      $   61       $    552     $  1,426     $ 1,051
  Capital Gain Received from
    Investments in Affiliated
    Investment Companies...........        --           31           1             --          873           8
  Net Realized Gain (Loss) on
    Investments Sold...............        (2)          22           9            949        1,933       2,565
  Net Change in Unrealized
    Appreciation on Investments....        72           93          95          2,336        3,161       8,207
                                       ------       ------      ------       --------     --------     -------
  Change in Net Assets from
    Operations.....................       163          260         166          3,837        7,393      11,831
                                       ------       ------      ------       --------     --------     -------
Dividends and Distributions to
  Shareholders:
  Net Investment Income:
    I Shares.......................       (22)          (6)         --           (486)      (1,371)       (972)
    A Shares.......................       (13)         (10)         (3)           (18)         (37)         (5)
    C Shares.......................        (6)          --          --             (3)          --          --
    B Shares.......................       (48)        (106)        (47)           (29)        (142)        (58)
  Net Realized Gains:
    I Shares.......................        --           (1)         --             --           --          --
    A Shares.......................        --           (1)         --             --           --          --
    C Shares.......................        --           --          --             --           --          --
    B Shares.......................        --          (19)         --             --           --          --
                                       ------       ------      ------       --------     --------     -------
  Total Dividends and
    Distributions..................       (89)        (143)        (50)          (536)      (1,550)     (1,035)
                                       ------       ------      ------       --------     --------     -------
Capital Transactions:
  Change in Net Assets from Capital
    Transactions...................     2,944        1,022       4,600            921       12,324      17,307
                                       ------       ------      ------       --------     --------     -------
    Change in Net Assets...........     3,018        1,139       4,716          4,222       18,167      28,103
                                       ------       ------      ------       --------     --------     -------
Net Assets:
  Beginning of Period..............     6,655        5,516         800        107,736       89,569      61,466
                                       ------       ------      ------       --------     --------     -------
  End of Period....................    $9,673       $6,655      $5,516       $111,958     $107,736     $89,569
                                       ======       ======      ======       ========     ========     =======
Undistributed Net Investment
  Income, End of Period............    $    8       $    4      $   12       $     25     $      9     $   133
                                       ======       ======      ======       ========     ========     =======

                                                 Life Vision
                                            Moderate Growth Fund
                                     -----------------------------------
                                      04/01/05-    06/01/04-   06/01/03-
                                      09/30/05     03/31/05    05/31/04
                                     -----------   ---------   ---------
                                     (Unaudited)
Operations:
  Net Investment Income............   $  1,378     $  2,791    $  1,907
  Capital Gain Received from
    Investments in Affiliated
    Investment Companies...........         --        1,309          12
  Net Realized Gain (Loss) on
    Investments Sold...............      2,134        4,204       2,529
  Net Change in Unrealized
    Appreciation on Investments....      1,235        1,375       9,804
                                      --------     --------    --------
  Change in Net Assets from
    Operations.....................      4,747        9,679      14,252
                                      --------     --------    --------
Dividends and Distributions to
  Shareholders:
  Net Investment Income:
    I Shares.......................     (1,191)      (2,776)     (1,737)
    A Shares.......................        (52)        (102)        (19)
    C Shares.......................         (5)          --          --
    B Shares.......................        (84)        (203)        (90)
  Net Realized Gains:
    I Shares.......................         --         (682)         --
    A Shares.......................         --          (26)         --
    C Shares.......................         --           --          --
    B Shares.......................         --          (71)         --
                                      --------     --------    --------
  Total Dividends and
    Distributions..................     (1,332)      (3,860)     (1,846)
                                      --------     --------    --------
Capital Transactions:
  Change in Net Assets from Capital
    Transactions...................      2,566       11,225      29,617
                                      --------     --------    --------
    Change in Net Assets...........      5,981       17,044      42,023
                                      --------     --------    --------
Net Assets:
  Beginning of Period..............    155,480      138,436      96,413
                                      --------     --------    --------
  End of Period....................   $161,461     $155,480    $138,436
                                      ========     ========    ========
Undistributed Net Investment
  Income, End of Period............   $     96     $     50    $    340
                                      ========     ========    ========

Amounts designated as "--" are either $0 or have been rounded to $0.

                       See Notes to Financial Statements.

STI CLASSIC FUNDS  For the Periods Indicated  (Amounts in thousands)

                                                Aggressive Growth                      Capital Appreciation
                                                    Stock Fund                                 Fund
                                       ------------------------------------   ---------------------------------------
                                        04/01/05-    06/01/04-   02/23/04*-    04/01/05-     06/01/04-     06/01/03-
                                        09/30/05     03/31/05     05/31/04     09/30/05      03/31/05      05/31/04
                                       -----------   ---------   ----------   -----------   -----------   -----------
                                       (Unaudited)                            (Unaudited)
Capital Transactions:
I Shares
  Proceeds from Shares Issued........   $ 28,618      $40,408     $20,288      $ 229,800     $ 544,096     $ 279,768
  Proceeds from Shares Issued in
    Acquisition......................         --        8,427          --             --            --            --
  Dividends Reinvested...............          2           --          --             --        18,371            --
  Cost of Shares Redeemed............    (10,297)      (7,169)       (115)      (295,632)     (304,351)     (253,060)
                                        --------      -------     -------      ---------     ---------     ---------
      Change in Net Assets from I
        Shares Transactions..........   $ 18,323      $41,666     $20,173      $ (65,832)    $ 258,116     $  26,708
                                        --------      -------     -------      ---------     ---------     ---------
A Shares
  Proceeds from Shares Issued........   $     32      $   115     $    48      $   4,718     $   9,187     $  15,738
  Proceeds from Shares Issued in
    Acquisition......................         --            7          --             --            --            --
  Dividends Reinvested...............         --           --          --             --         2,016            --
  Cost of Shares Redeemed............         (3)         (32)         --        (18,438)      (28,451)      (26,645)
                                        --------      -------     -------      ---------     ---------     ---------
      Change in Net Assets from A
        Shares Transactions..........   $     29      $    90     $    48      $ (13,720)    $ (17,248)    $ (10,907)
                                        --------      -------     -------      ---------     ---------     ---------
C Shares
  Proceeds from Shares Issued........   $    132      $    --     $    72      $     911     $   2,626     $  21,720
  Proceeds from Shares Issued in
    Acquisition......................         --        6,502          --             --            --            --
  Dividends Reinvested...............         --           --          --             --         1,338            --
  Cost of Shares Redeemed............     (1,043)      (2,776)         (7)       (17,649)      (27,217)      (26,198)
                                        --------      -------     -------      ---------     ---------     ---------
      Change in Net Assets from C
        Shares Transactions..........   $   (911)     $ 3,726     $    65      $ (16,738)    $ (23,253)    $  (4,478)
                                        --------      -------     -------      ---------     ---------     ---------
Change in Net Assets from Capital
  Transactions.......................   $ 17,441      $45,482     $20,286      $ (96,290)    $ 217,615     $  11,323
                                        ========      =======     =======      =========     =========     =========
Share Transactions:
I Shares
  Issued.............................      2,782        3,857       2,062         18,911        44,144        23,848
  Issued in Acquisition..............         --          804          --             --            --            --
  Reinvested.........................         --           --          --             --         1,461            --
  Redeemed...........................     (1,000)        (744)        (12)       (24,202)      (24,695)      (21,521)
                                        --------      -------     -------      ---------     ---------     ---------
      Change in I Shares
        Transactions.................      1,782        3,917       2,050         (5,291)       20,910         2,327
                                        --------      -------     -------      ---------     ---------     ---------
A Shares
  Issued.............................          3           11           5            405           787         1,390
  Issued in Acquisition..............         --            1          --             --            --            --
  Reinvested.........................         --           --          --             --           168            --
  Redeemed...........................         --           (3)         --         (1,581)       (2,422)       (2,350)
                                        --------      -------     -------      ---------     ---------     ---------
      Change in A Shares
        Transactions.................          3            9           5         (1,176)       (1,467)         (960)
                                        --------      -------     -------      ---------     ---------     ---------
C Shares (1)
  Issued.............................         13           18           7             83           236         2,046
  Issued in Acquisition..............         --          624          --             --            --            --
  Reinvested.........................         --           --          --             --           117            --
  Redeemed...........................       (103)         (57)         --         (1,603)       (2,438)       (2,409)
                                        --------      -------     -------      ---------     ---------     ---------
      Change in C Shares
        Transactions.................        (90)         585           7         (1,520)       (2,085)         (363)
                                        --------      -------     -------      ---------     ---------     ---------
Change in Share Transactions.........      1,695        4,511       2,062         (7,987)       17,358         1,004
                                        ========      =======     =======      =========     =========     =========

                                                 Emerging Growth
                                                    Stock Fund
                                       ------------------------------------
                                        04/01/05-    06/01/04-   02/23/04*-
                                        09/30/05     03/31/05     05/31/04
                                       -----------   ---------   ----------
                                       (Unaudited)
Capital Transactions:
I Shares
  Proceeds from Shares Issued........    $11,347      $ 9,477     $13,349
  Proceeds from Shares Issued in
    Acquisition......................         --           --          --
  Dividends Reinvested...............         --           --          --
  Cost of Shares Redeemed............     (5,232)      (1,743)       (221)
                                         -------      -------     -------
      Change in Net Assets from I
        Shares Transactions..........    $ 6,115      $ 7,734     $13,128
                                         -------      -------     -------
A Shares
  Proceeds from Shares Issued........    $    15      $    75     $    40
  Proceeds from Shares Issued in
    Acquisition......................         --           --          --
  Dividends Reinvested...............         --           --          --
  Cost of Shares Redeemed............         (3)         (31)         --
                                         -------      -------     -------
      Change in Net Assets from A
        Shares Transactions..........    $    12      $    44     $    40
                                         -------      -------     -------
C Shares
  Proceeds from Shares Issued........    $     6      $    10     $    44
  Proceeds from Shares Issued in
    Acquisition......................         --           --          --
  Dividends Reinvested...............         --           --          --
  Cost of Shares Redeemed............         --           (9)         (7)
                                         -------      -------     -------
      Change in Net Assets from C
        Shares Transactions..........    $     6      $     1     $    37
                                         -------      -------     -------
Change in Net Assets from Capital
  Transactions.......................    $ 6,133      $ 7,779     $13,205
                                         =======      =======     =======
Share Transactions:
I Shares
  Issued.............................      1,114        1,031       1,367
  Issued in Acquisition..............         --           --          --
  Reinvested.........................         --           --          --
  Redeemed...........................       (538)        (190)        (24)
                                         -------      -------     -------
      Change in I Shares
        Transactions.................        576          841       1,343
                                         -------      -------     -------
A Shares
  Issued.............................          1            8           4
  Issued in Acquisition..............         --           --          --
  Reinvested.........................         --           --          --
  Redeemed...........................         --           (3)         --
                                         -------      -------     -------
      Change in A Shares
        Transactions.................          1            5           4
                                         -------      -------     -------
C Shares (1)
  Issued.............................          1            1           5
  Issued in Acquisition..............         --           --          --
  Reinvested.........................         --           --          --
  Redeemed...........................         --           (1)         (1)
                                         -------      -------     -------
      Change in C Shares
        Transactions.................          1           --           4
                                         -------      -------     -------
Change in Share Transactions.........        578          846       1,351
                                         =======      =======     =======

 * Commencement of operations.
(1) C Shares were offered beginning on February 27, 2004 for the Emerging Growth Stock Fund.

Amounts designated as "--" are either $0 or have been rounded to $0.

                       See Notes to Financial Statements.

STI CLASSIC FUNDS  For the Periods Indicated  (Amounts in thousands)

                                                  International                         International
                                                   Equity Fund                        Equity Index Fund
                                       -----------------------------------   -----------------------------------
                                        04/01/05-    06/01/04-   06/01/03-    04/01/05-    06/01/04-   06/01/03-
                                        09/30/05     03/31/05    05/31/04     09/30/05     03/31/05    05/31/04
                                       -----------   ---------   ---------   -----------   ---------   ---------
                                       (Unaudited)                           (Unaudited)
Capital Transactions:
I Shares
  Proceeds from Shares Issued........   $208,847     $140,746    $144,029     $111,305     $157,372    $ 83,517
  Proceeds from Shares Issued in
    Acquisition......................         --           --          --           --           --          --
  Dividends Reinvested...............         --        1,260       1,379           --        5,808       3,067
  Cost of Shares Redeemed............    (57,937)     (50,085)    (54,870)     (73,331)     (53,751)    (64,875)
                                        --------     --------    --------     --------     --------    --------
      Change in Net Assets from I
        Shares Transactions..........   $150,910     $ 91,921    $ 90,538     $ 37,974     $109,429    $ 21,709
                                        --------     --------    --------     --------     --------    --------
A Shares
  Proceeds from Shares Issued........   $  2,260     $  1,904    $ 16,666     $    353     $  2,408    $ 22,245
  Dividends Reinvested...............         --           47          67           --           73         147
  Cost of Shares Redeemed............     (1,810)      (1,679)    (17,896)      (1,020)     (11,540)    (21,325)
                                        --------     --------    --------     --------     --------    --------
      Change in Net Assets from A
        Shares Transactions..........   $    450     $    272    $ (1,163)    $   (667)    $ (9,059)   $  1,067
                                        --------     --------    --------     --------     --------    --------
C Shares
  Proceeds from Shares Issued........   $    690     $  1,329    $  1,875     $    147     $    885    $  2,143
  Dividends Reinvested...............         --            1          43           --           44          20
  Cost of Shares Redeemed............     (1,223)      (1,868)     (1,523)        (816)      (1,208)     (1,117)
                                        --------     --------    --------     --------     --------    --------
      Change in Net Assets from C
        Shares Transactions..........   $   (533)    $   (538)   $    395     $   (669)    $   (279)   $  1,046
                                        --------     --------    --------     --------     --------    --------
Change in Net Assets from Capital
  Transactions.......................   $150,827     $ 91,655    $ 89,770     $ 36,638     $100,091    $ 23,822
                                        ========     ========    ========     ========     ========    ========
Share Transactions:
I Shares
  Issued.............................     17,553       12,488      14,743        8,648       12,840       8,041
  Issued in Acquisition..............         --           --          --           --           --          --
  Reinvested.........................         --          108         141           --          459         290
  Redeemed...........................     (4,815)      (4,485)     (6,032)      (5,674)      (4,534)     (6,365)
                                        --------     --------    --------     --------     --------    --------
      Change in I Shares
        Transactions.................     12,738        8,111       8,852        2,974        8,765       1,966
                                        --------     --------    --------     --------     --------    --------
A Shares
  Issued.............................        192          175       2,018           28          212       2,436
  Reinvested.........................         --            4           7           --            6          14
  Redeemed...........................       (153)        (154)     (2,130)         (80)        (995)     (2,267)
                                        --------     --------    --------     --------     --------    --------
      Change in A Shares
        Transactions.................         39           25        (105)         (52)        (777)        183
                                        --------     --------    --------     --------     --------    --------
C Shares
  Issued.............................         62          128         213           12           78         215
  Reinvested.........................         --           --           5           --            4           2
  Redeemed...........................       (110)        (181)       (173)         (65)        (103)       (112)
                                        --------     --------    --------     --------     --------    --------
      Change in C Shares
        Transactions.................        (48)         (53)         45          (53)         (21)        105
                                        --------     --------    --------     --------     --------    --------
Change in Share Transactions.........     12,729        8,083       8,792        2,869        7,967       2,254
                                        ========     ========    ========     ========     ========    ========

                                                Large Cap Relative
                                                    Value Fund
                                       -------------------------------------
                                        04/01/05-     06/01/04-    06/01/03-
                                        09/30/05      03/31/05     05/31/04
                                       -----------   -----------   ---------
                                       (Unaudited)
Capital Transactions:
I Shares
  Proceeds from Shares Issued........   $ 279,873     $ 147,236    $ 187,428
  Proceeds from Shares Issued in
    Acquisition......................          --       106,678           --
  Dividends Reinvested...............       1,877        17,106        2,566
  Cost of Shares Redeemed............    (121,714)     (114,963)    (136,004)
                                        ---------     ---------    ---------
      Change in Net Assets from I
        Shares Transactions..........   $ 160,036     $ 156,057    $  53,990
                                        ---------     ---------    ---------
A Shares
  Proceeds from Shares Issued........   $   5,781     $   7,636    $  11,177
  Dividends Reinvested...............         159         1,302          304
  Cost of Shares Redeemed............      (6,436)      (14,015)      (9,607)
                                        ---------     ---------    ---------
      Change in Net Assets from A
        Shares Transactions..........   $    (496)    $  (5,077)   $   1,874
                                        ---------     ---------    ---------
C Shares
  Proceeds from Shares Issued........   $   3,089     $   7,083    $  29,013
  Dividends Reinvested...............          37         2,166          154
  Cost of Shares Redeemed............     (13,957)      (26,739)     (21,942)
                                        ---------     ---------    ---------
      Change in Net Assets from C
        Shares Transactions..........   $ (10,831)    $ (17,490)   $   7,225
                                        ---------     ---------    ---------
Change in Net Assets from Capital
  Transactions.......................   $ 148,709     $ 133,490    $  63,089
                                        =========     =========    =========
Share Transactions:
I Shares
  Issued.............................      17,081         9,472       13,896
  Issued in Acquisition..............          --         6,605           --
  Reinvested.........................         113         1,069          190
  Redeemed...........................      (7,382)       (7,447)      (9,941)
                                        ---------     ---------    ---------
      Change in I Shares
        Transactions.................       9,812         9,699        4,145
                                        ---------     ---------    ---------
A Shares
  Issued.............................         351           496          814
  Reinvested.........................           9            81           22
  Redeemed...........................        (385)         (905)        (697)
                                        ---------     ---------    ---------
      Change in A Shares
        Transactions.................         (25)         (328)         139
                                        ---------     ---------    ---------
C Shares
  Issued.............................         192           465        2,178
  Reinvested.........................           2           136           11
  Redeemed...........................        (861)       (1,750)      (1,603)
                                        ---------     ---------    ---------
      Change in C Shares
        Transactions.................        (667)       (1,149)         586
                                        ---------     ---------    ---------
Change in Share Transactions.........       9,120         8,222        4,870
                                        =========     =========    =========

Amounts designated as "--" are either $0 or have been rounded to $0.

                       See Notes to Financial Statements.

STI CLASSIC FUNDS  For the Periods Indicated  (Amounts in thousands)

                                                    Large Cap Value                             Mid-Cap
                                                      Equity Fund                             Equity Fund
                                        ---------------------------------------   -----------------------------------
                                         04/01/05-     06/01/04-     06/01/03-     04/01/05-    06/01/04-   06/01/03-
                                         09/30/05      03/31/05      05/31/04      09/30/05     03/31/05    05/31/04
                                        -----------   -----------   -----------   -----------   ---------   ---------
                                        (Unaudited)                               (Unaudited)
Capital Transactions:
I Shares
  Proceeds from Shares Issued.........   $  88,910     $ 169,872     $ 117,907     $ 84,252     $ 52,779    $ 82,329
  Dividends Reinvested................       5,114         8,648         7,527          193          411         360
  Cost of Shares Redeemed.............    (113,763)     (174,545)     (204,589)     (38,648)     (44,085)    (48,540)
                                         ---------     ---------     ---------     --------     --------    --------
      Change in Net Assets from I
        Shares Transactions...........   $ (19,739)    $   3,975     $ (79,155)    $ 45,797     $  9,105    $ 34,149
                                         ---------     ---------     ---------     --------     --------    --------
A Shares(1)
  Proceeds from Shares Issued.........   $   2,341     $   6,041     $   8,238     $  1,383     $  2,497    $  6,855
  Dividends Reinvested................         496           834           704            6           22          39
  Cost of Shares Redeemed.............      (9,897)      (11,748)      (12,649)      (2,155)      (7,520)     (4,089)
                                         ---------     ---------     ---------     --------     --------    --------
      Change in Net Assets from A
        Shares Transactions...........   $  (7,060)    $  (4,873)    $  (3,707)    $   (766)    $ (5,001)   $  2,805
                                         ---------     ---------     ---------     --------     --------    --------
C Shares
  Proceeds from Shares Issued.........   $     713     $   2,931     $  11,995     $    484     $    613    $  6,138
  Dividends Reinvested................         190           267           201           --           --          11
  Cost of Shares Redeemed.............      (8,382)      (12,753)      (12,967)      (2,359)      (4,307)     (4,521)
                                         ---------     ---------     ---------     --------     --------    --------
      Change in Net Assets from C
        Shares Transactions...........   $  (7,479)    $  (9,555)    $    (771)    $ (1,875)    $ (3,694)   $  1,628
                                         ---------     ---------     ---------     --------     --------    --------
Change in Net Assets from Capital
  Transactions........................   $ (34,278)    $ (10,453)    $ (83,633)    $ 43,156     $    410    $ 38,582
                                         =========     =========     =========     ========     ========    ========
Share Transactions:
I Shares
  Issued..............................       7,065        14,111        11,026        6,608        4,657       8,504
  Reinvested..........................         402           712           717           15           37          37
  Redeemed............................      (8,975)      (14,301)      (19,413)      (3,107)      (4,027)     (4,889)
                                         ---------     ---------     ---------     --------     --------    --------
      Change in I Shares
        Transactions..................      (1,508)          522        (7,670)       3,516          667       3,652
                                         ---------     ---------     ---------     --------     --------    --------
A Shares(1)
  Issued..............................         186           509           785          114          243         721
  Reinvested..........................          39            69            67           --            2           4
  Redeemed............................        (787)         (977)       (1,175)        (180)        (714)       (440)
                                         ---------     ---------     ---------     --------     --------    --------
      Change in A Shares
        Transactions..................        (562)         (399)         (323)         (66)        (469)        285
                                         ---------     ---------     ---------     --------     --------    --------
C Shares
  Issued..............................          58           246         1,157           43           62         704
  Reinvested..........................          15            22            19           --           --           1
  Redeemed............................        (673)       (1,070)       (1,205)        (209)        (436)       (502)
                                         ---------     ---------     ---------     --------     --------    --------
      Change in C Shares
        Transactions..................        (600)         (802)          (29)        (166)        (374)        203
                                         ---------     ---------     ---------     --------     --------    --------
Change in Share Transactions..........      (2,670)         (679)       (8,022)       3,284         (176)      4,140
                                         =========     =========     =========     ========     ========    ========

                                                      Mid-Cap
                                                 Value Equity Fund
                                        -----------------------------------
                                         04/01/05-    06/01/04-   06/01/03-
                                         09/30/05     03/31/05    05/31/04
                                        -----------   ---------   ---------
                                        (Unaudited)
Capital Transactions:
I Shares
  Proceeds from Shares Issued.........   $ 32,907     $ 59,139    $ 49,725
  Dividends Reinvested................        296          692         224
  Cost of Shares Redeemed.............    (50,529)     (18,975)    (32,636)
                                         --------     --------    --------
      Change in Net Assets from I
        Shares Transactions...........   $(17,326)    $ 40,856    $ 17,313
                                         --------     --------    --------
A Shares(1)
  Proceeds from Shares Issued.........   $    720     $  1,766    $    781
  Dividends Reinvested................          5            7          --
  Cost of Shares Redeemed.............       (554)        (794)       (195)
                                         --------     --------    --------
      Change in Net Assets from A
        Shares Transactions...........   $    171     $    979    $    586
                                         --------     --------    --------
C Shares
  Proceeds from Shares Issued.........   $    224     $    930    $  3,478
  Dividends Reinvested................          4           30           1
  Cost of Shares Redeemed.............     (1,129)      (2,839)     (3,028)
                                         --------     --------    --------
      Change in Net Assets from C
        Shares Transactions...........   $   (901)    $ (1,879)   $    451
                                         --------     --------    --------
Change in Net Assets from Capital
  Transactions........................   $(18,056)    $ 39,956    $ 18,350
                                         ========     ========    ========
Share Transactions:
I Shares
  Issued..............................      2,626        5,209       5,128
  Reinvested..........................         23           59          23
  Redeemed............................     (4,096)      (1,664)     (3,302)
                                         --------     --------    --------
      Change in I Shares
        Transactions..................     (1,447)       3,604       1,849
                                         --------     --------    --------
A Shares(1)
  Issued..............................         57          153          75
  Reinvested..........................         --            1          --
  Redeemed............................        (44)         (69)        (19)
                                         --------     --------    --------
      Change in A Shares
        Transactions..................         13           85          56
                                         --------     --------    --------
C Shares
  Issued..............................         18           82         364
  Reinvested..........................         --            3          --
  Redeemed............................        (90)        (244)       (310)
                                         --------     --------    --------
      Change in C Shares
        Transactions..................        (72)        (159)         54
                                         --------     --------    --------
Change in Share Transactions..........     (1,506)       3,530       1,959
                                         ========     ========    ========

(1) A Shares were offered beginning on October 27, 2003, for the Mid-Cap Value Equity Fund.

Amounts designated as "--" are either $0 or have been rounded to $0.

                       See Notes to Financial Statements.

STI CLASSIC FUNDS  For the Periods Indicated  (Amounts in thousands)

                                               Quality Growth                            Small Cap
                                                 Stock Fund                          Growth Stock Fund
                                     -----------------------------------   --------------------------------------
                                      04/01/05-    06/01/04-   06/01/03-    04/01/05-     06/01/04-    06/01/03-
                                      09/30/05     03/31/05    05/31/04     09/30/05      03/31/05      05/31/04
                                     -----------   ---------   ---------   -----------   -----------   ----------
                                     (Unaudited)                           (Unaudited)
Capital Transactions:
I Shares
  Proceeds from Shares Issued......   $  1,274     $  3,796    $  10,614    $ 411,036     $ 280,968    $ 208,034
  Dividends Reinvested.............         43           26           --           --        70,587           --
  Cost of Shares Redeemed..........    (16,731)     (53,299)     (84,727)    (186,983)     (185,101)    (187,311)
                                      --------     --------    ---------    ---------     ---------    ---------
      Change in Net Assets from I
        Shares Transactions........   $(15,414)    $(49,477)   $ (74,113)   $ 224,053     $ 166,454    $  20,723
                                      --------     --------    ---------    ---------     ---------    ---------
A Shares(1)
  Proceeds from Shares Issued......   $    582     $    990    $     664    $   6,738     $  16,113    $  18,285
  Dividends Reinvested.............          1            1           --           --         5,004           --
  Cost of Shares Redeemed..........       (441)        (707)        (318)      (4,651)      (21,911)      (7,136)
                                      --------     --------    ---------    ---------     ---------    ---------
      Change in Net Assets from A
        Shares Transactions........   $    142     $    284    $     346    $   2,087     $    (794)   $  11,149
                                      --------     --------    ---------    ---------     ---------    ---------
C Shares
  Proceeds from Shares Issued......   $    240     $    694    $   4,890    $   1,124     $   2,010    $  14,012
  Dividends Reinvested.............         59           --           --           --         4,297           --
  Cost of Shares Redeemed..........    (14,032)     (27,952)     (33,456)      (5,547)      (10,356)      (8,464)
                                      --------     --------    ---------    ---------     ---------    ---------
      Change in Net Assets from C
        Shares Transactions........   $(13,733)    $(27,258)   $ (28,566)   $  (4,423)    $  (4,049)   $   5,548
                                      --------     --------    ---------    ---------     ---------    ---------
Change in Net Assets from Capital
  Transactions.....................   $(29,005)    $(76,451)   $(102,333)   $ 221,717     $ 161,611    $  37,420
                                      ========     ========    =========    =========     =========    =========
Share Transactions:
I Shares
  Issued...........................         52          161          474       19,546        13,718       11,405
  Reinvested.......................          2            1           --           --         3,464           --
  Redeemed.........................       (680)      (2,270)      (3,816)      (9,040)       (9,120)      (9,774)
                                      --------     --------    ---------    ---------     ---------    ---------
      Change in I Shares
        Transactions...............       (626)      (2,108)      (3,342)      10,506         8,062        1,631
                                      --------     --------    ---------    ---------     ---------    ---------
A Shares(1)
  Issued...........................         23           42           29          334           795          960
  Reinvested.......................         --           --           --           --           251           --
  Redeemed.........................        (18)         (30)         (13)        (234)       (1,092)        (381)
                                      --------     --------    ---------    ---------     ---------    ---------
      Change in A Shares
        Transactions...............          5           12           16          100           (46)         579
                                      --------     --------    ---------    ---------     ---------    ---------
C Shares
  Issued...........................         11           31          235           59           105          812
  Reinvested.......................          3           --           --           --           227           --
  Redeemed.........................       (611)      (1,253)      (1,562)        (294)         (540)        (467)
                                      --------     --------    ---------    ---------     ---------    ---------
      Change in C Shares
        Transactions...............       (597)      (1,222)      (1,327)        (235)         (208)         345
                                      --------     --------    ---------    ---------     ---------    ---------
Change in Share Transactions.......     (1,218)      (3,318)      (4,653)      10,371         7,808        2,555
                                      ========     ========    =========    =========     =========    =========

                                                   Small Cap
                                               Value Equity Fund
                                     -------------------------------------
                                      04/01/05-     06/01/04-    06/01/03-
                                      09/30/05      03/31/05     05/31/04
                                     -----------   -----------   ---------
                                     (Unaudited)
Capital Transactions:
I Shares
  Proceeds from Shares Issued......   $  88,108     $ 100,626    $ 194,843
  Dividends Reinvested.............       1,433        36,386        1,303
  Cost of Shares Redeemed..........    (158,490)     (149,795)    (200,738)
                                      ---------     ---------    ---------
      Change in Net Assets from I
        Shares Transactions........   $ (68,949)    $ (12,783)   $  (4,592)
                                      ---------     ---------    ---------
A Shares(1)
  Proceeds from Shares Issued......   $   1,176     $   4,273    $   5,183
  Dividends Reinvested.............           7           241           --
  Cost of Shares Redeemed..........      (1,410)       (4,286)      (1,130)
                                      ---------     ---------    ---------
      Change in Net Assets from A
        Shares Transactions........   $    (227)    $     228    $   4,053
                                      ---------     ---------    ---------
C Shares
  Proceeds from Shares Issued......   $     319     $     864    $  11,644
  Dividends Reinvested.............          89         3,288            5
  Cost of Shares Redeemed..........      (5,914)      (10,459)     (11,209)
                                      ---------     ---------    ---------
      Change in Net Assets from C
        Shares Transactions........   $  (5,506)    $  (6,307)   $     440
                                      ---------     ---------    ---------
Change in Net Assets from Capital
  Transactions.....................   $ (74,682)    $ (18,862)   $     (99)
                                      =========     =========    =========
Share Transactions:
I Shares
  Issued...........................       4,303         5,177       12,101
  Reinvested.......................          69         1,847           87
  Redeemed.........................      (7,879)       (7,794)     (12,580)
                                      ---------     ---------    ---------
      Change in I Shares
        Transactions...............      (3,507)         (770)        (392)
                                      ---------     ---------    ---------
A Shares(1)
  Issued...........................          58           219          290
  Reinvested.......................          --            12           --
  Redeemed.........................         (70)         (222)         (65)
                                      ---------     ---------    ---------
      Change in A Shares
        Transactions...............         (12)            9          225
                                      ---------     ---------    ---------
C Shares
  Issued...........................          16            45          759
  Reinvested.......................           4           170           --
  Redeemed.........................        (300)         (549)        (695)
                                      ---------     ---------    ---------
      Change in C Shares
        Transactions...............        (280)         (334)          64
                                      ---------     ---------    ---------
Change in Share Transactions.......      (3,799)       (1,095)        (103)
                                      =========     =========    =========

(1) A Shares were offered beginning on October 14, 2003, and October 9, 2003 for the Quality Growth Stock Fund and the Small Cap Value Equity Fund, respectively.

Amounts designated as "--" are either $0 or have been rounded to $0.

                       See Notes to Financial Statements.

STI CLASSIC FUNDS  For the Periods Indicated  (Amounts in thousands)

                                                  Strategic Quantitative
                                                       Equity Fund                           Balanced Fund
                                           ------------------------------------   -----------------------------------
                                            04/01/05-    06/01/04-   08/07/03*-    04/01/05-    06/01/04-   06/01/03-
                                            09/30/05     03/31/05     05/31/04     09/30/05     03/31/05    05/31/04
                                           -----------   ---------   ----------   -----------   ---------   ---------
                                           (Unaudited)                            (Unaudited)
Capital Transactions:
I Shares
  Proceeds from Shares Issued............   $ 68,055     $ 30,156     $63,691      $ 17,039     $ 35,927    $ 70,058
  Dividends Reinvested...................         --        2,338         655         1,354        5,707       3,612
  Cost of Shares Redeemed................    (12,628)     (13,347)     (3,492)      (53,956)     (91,992)    (64,462)
                                            --------     --------     -------      --------     --------    --------
      Change in Net Assets from I Shares
        Transactions.....................   $ 55,427     $ 19,147     $60,854      $(35,563)    $(50,358)   $  9,208
                                            --------     --------     -------      --------     --------    --------
A Shares(1)
  Proceeds from Shares Issued............   $    508     $    226     $   156      $    147     $    958    $  2,139
  Dividends Reinvested...................         --           12           1            44          211         112
  Cost of Shares Redeemed................         (2)          (9)         (3)       (2,632)      (1,437)     (1,862)
                                            --------     --------     -------      --------     --------    --------
      Change in Net Assets from A Shares
        Transactions.....................   $    506     $    229     $   154      $ (2,441)    $   (268)   $    389
                                            --------     --------     -------      --------     --------    --------
C Shares(2)
  Proceeds from Shares Issued............   $    385     $    139     $ 1,627      $    601     $  1,374    $ 18,913
  Dividends Reinvested...................         --           79          19           120          826         376
  Cost of Shares Redeemed................       (350)        (470)       (107)       (8,720)     (22,108)    (23,445)
                                            --------     --------     -------      --------     --------    --------
      Change in Net Assets from C Shares
        Transactions.....................   $     35     $   (252)    $ 1,539      $ (7,999)    $(19,908)   $ (4,156)
                                            --------     --------     -------      --------     --------    --------
B Shares
  Proceeds from Shares Issued............
  Dividends Reinvested...................
  Cost of Shares Redeemed................
      Change in Net Assets from B Shares
        Transactions.....................
                                            --------     --------     -------      --------     --------    --------
Change in Net Assets from Capital
  Transactions...........................   $ 55,968     $ 19,124     $62,547      $(46,003)    $(70,534)   $  5,441
                                            ========     ========     =======      ========     ========    ========
Share Transactions:
I Shares
  Issued.................................      4,904        2,392       5,767         1,387        2,927       5,833
  Reinvested.............................         --          182          58           110          459         299
  Redeemed...............................       (914)      (1,068)       (296)       (4,366)      (7,420)     (5,342)
                                            --------     --------     -------      --------     --------    --------
      Change in I Shares Transactions....      3,990        1,506       5,529        (2,869)      (4,034)        790
                                            --------     --------     -------      --------     --------    --------
A Shares(1)
  Issued.................................         37           18          13            12           78         176
  Reinvested.............................         --            1          --             4           17           9
  Redeemed...............................         --           (1)         --          (213)        (116)       (152)
                                            --------     --------     -------      --------     --------    --------
      Change in A Shares Transactions....         37           18          13          (197)         (21)         33
                                            --------     --------     -------      --------     --------    --------
C Shares(2)
  Issued.................................         29           12         138            49          112       1,596
  Reinvested.............................         --            6           2            10           67          31
  Redeemed...............................        (27)         (37)         (9)         (713)      (1,806)     (1,944)
                                            --------     --------     -------      --------     --------    --------
      Change in C Shares Transactions....          2          (19)        131          (654)      (1,627)       (317)
                                            --------     --------     -------      --------     --------    --------
B Shares
  Issued.................................
  Reinvested.............................
  Redeemed...............................
      Change from B Shares
        Transactions.....................
                                            --------     --------     -------      --------     --------    --------
Change in Share Transactions.............      4,029        1,505       5,673        (3,720)      (5,682)        506
                                            ========     ========     =======      ========     ========    ========

                                                       Life Vision
                                                 Aggressive Growth Fund
                                           -----------------------------------
                                            04/01/05-    06/01/04-   06/01/03-
                                            09/30/05     03/31/05    05/31/04
                                           -----------   ---------   ---------
                                           (Unaudited)
Capital Transactions:
I Shares
  Proceeds from Shares Issued............    $ 7,059      $ 8,047     $ 8,576
  Dividends Reinvested...................         61          445         132
  Cost of Shares Redeemed................     (6,828)      (6,786)     (4,939)
                                             -------      -------     -------
      Change in Net Assets from I Shares
        Transactions.....................    $   292      $ 1,706     $ 3,769
                                             -------      -------     -------
A Shares(1)
  Proceeds from Shares Issued............    $   554      $ 1,337     $   858
  Dividends Reinvested...................         --           15          --
  Cost of Shares Redeemed................       (624)        (254)         --
                                             -------      -------     -------
      Change in Net Assets from A Shares
        Transactions.....................    $   (70)     $ 1,098     $   858
                                             -------      -------     -------
C Shares(2)
  Proceeds from Shares Issued............    $   643
  Dividends Reinvested...................         --
  Cost of Shares Redeemed................         --
                                             -------      -------     -------
      Change in Net Assets from C Shares
        Transactions.....................    $   643
                                             -------      -------     -------
B Shares
  Proceeds from Shares Issued............    $   324      $   994     $ 3,147
  Dividends Reinvested...................         --           29           4
  Cost of Shares Redeemed................       (345)        (321)       (291)
                                             -------      -------     -------
      Change in Net Assets from B Shares
        Transactions.....................    $   (21)     $   702     $ 2,860
                                             -------      -------     -------
Change in Net Assets from Capital
  Transactions...........................    $   844      $ 3,506     $ 7,487
                                             =======      =======     =======
Share Transactions:
I Shares
  Issued.................................        628          751         894
  Reinvested.............................          5           40          14
  Redeemed...............................       (613)        (636)       (509)
                                             -------      -------     -------
      Change in I Shares Transactions....         20          155         399
                                             -------      -------     -------
A Shares(1)
  Issued.................................         50          126          85
  Reinvested.............................         --            1          --
  Redeemed...............................        (56)         (24)         --
                                             -------      -------     -------
      Change in A Shares Transactions....         (6)         103          85
                                             -------      -------     -------
C Shares(2)
  Issued.................................         57
  Reinvested.............................         --
  Redeemed...............................         --
                                             -------      -------     -------
      Change in C Shares Transactions....         57
                                             -------      -------     -------
B Shares
  Issued.................................         29           95         334
  Reinvested.............................         --            3           1
  Redeemed...............................        (30)         (31)        (29)
                                             -------      -------     -------
      Change from B Shares
        Transactions.....................         (1)          67         306
                                             -------      -------     -------
Change in Share Transactions.............         70          325         790
                                             =======      =======     =======

 * Commencement of operations.
(1) A Shares were offered beginning on October 8, 2003 and October 16, 2003 for the Strategic Quantitative Equity Fund and the Life Vision Aggressive Growth Fund respectively.
(2) C Shares were offered beginning on October 13, 2003 and April 1, 2005 for the Strategic Quantitative Equity Fund and the Life Vision Aggressive Growth Fund, respectively.

Amounts designated as "--" are either $0 or have been rounded to $0.

                       See Notes to Financial Statements.

STI CLASSIC FUNDS  For the Periods Indicated  (Amounts in thousands)

                                                       Life Vision                           Life Vision
                                                    Conservative Fund                  Growth and Income Fund
                                           -----------------------------------   -----------------------------------
                                            04/01/05-    06/01/04-   06/01/03-    04/01/05-    06/01/04-   06/01/03-
                                            09/30/05     03/31/05    05/31/04     09/30/05     03/31/05    05/31/04
                                           -----------   ---------   ---------   -----------   ---------   ---------
                                           (Unaudited)                           (Unaudited)
Capital Transactions:
I Shares(1)
  Proceeds from Shares Issued............    $2,062       $  555      $   30      $ 13,395     $ 17,841    $ 22,469
  Dividends Reinvested...................        21            6          --           486        1,371         971
  Cost of Shares Redeemed................       (67)        (176)         --       (15,682)     (11,550)    (17,771)
                                             ------       ------      ------      --------     --------    --------
      Change in Net Assets from I Shares
        Transactions.....................    $2,016       $  385      $   30      $ (1,801)    $  7,662    $  5,669
                                             ------       ------      ------      --------     --------    --------
A Shares(2)
  Proceeds from Shares Issued............    $  638       $  302      $  485      $  1,626     $  2,267    $  1,432
  Dividends Reinvested...................        10            7           2            17           37           5
  Cost of Shares Redeemed................       (12)        (185)        (10)         (445)        (316)        (24)
                                             ------       ------      ------      --------     --------    --------
      Change in Net Assets from A Shares
        Transactions.....................    $  636       $  124      $  477      $  1,198     $  1,988    $  1,413
                                             ------       ------      ------      --------     --------    --------
C Shares
  Proceeds from Shares Issued............    $  721                               $  1,361
  Dividends Reinvested...................         6                                      2
  Cost of Shares Redeemed................       (56)                                   (39)
                                             ------       ------      ------      --------     --------    --------
      Change in Net Assets from C Shares
        Transactions.....................    $  671                               $  1,324
                                             ------       ------      ------      --------     --------    --------
B Shares
  Proceeds from Shares Issued............    $  120       $  611      $4,680      $  1,010     $  4,275    $ 10,738
  Dividends Reinvested...................        40          106          40            28          134          54
  Cost of Shares Redeemed................      (539)        (204)       (627)         (838)      (1,735)       (567)
                                             ------       ------      ------      --------     --------    --------
      Change in Net Assets from B Shares
        Transactions.....................    $ (379)      $  513      $4,093      $    200     $  2,674    $ 10,225
                                             ------       ------      ------      --------     --------    --------
Change in Net Assets from Capital
  Transactions...........................    $2,944       $1,022      $4,600      $    921     $ 12,324    $ 17,307
                                             ======       ======      ======      ========     ========    ========
Share Transactions:
I Shares(1)
  Issued.................................       183           49           3         1,168        1,614       2,228
  Reinvested.............................         2            1          --            42          122          95
  Redeemed...............................        (6)         (16)         --        (1,356)      (1,041)     (1,716)
                                             ------       ------      ------      --------     --------    --------
      Change in I Shares Transactions....       179           34           3          (146)         695         607
                                             ------       ------      ------      --------     --------    --------
A Shares(2)
  Issued.................................        57           27          45           141          206         135
  Reinvested.............................         1            1          --             1            3          --
  Redeemed...............................        (1)         (17)         (1)          (39)         (28)         (2)
                                             ------       ------      ------      --------     --------    --------
      Change in A Shares Transactions....        57           11          44           103          181         133
                                             ------       ------      ------      --------     --------    --------
C Shares
  Issued.................................        65                                    118
  Reinvested.............................        --                                     --
  Redeemed...............................        (5)                                    (3)
                                             ------       ------      ------      --------     --------    --------
      Change in C Shares Transactions....        60                                    115
                                             ------       ------      ------      --------     --------    --------
B Shares
  Issued.................................        11           56         438            89          390       1,049
  Reinvested.............................         4           10           4             2           12           5
  Redeemed...............................       (48)         (19)        (58)          (73)        (157)        (54)
                                             ------       ------      ------      --------     --------    --------
      Change from B Shares
        Transactions.....................       (33)          47         384            18          245       1,000
                                             ------       ------      ------      --------     --------    --------
Change in Share Transactions.............       263           92         431            90        1,121       1,740
                                             ======       ======      ======      ========     ========    ========

                                                       Life Vision
                                                  Moderate Growth Fund
                                           -----------------------------------
                                            04/01/05-    06/01/04-   06/01/03-
                                            09/30/05     03/31/05    05/31/04
                                           -----------   ---------   ---------
                                           (Unaudited)
Capital Transactions:
I Shares(1)
  Proceeds from Shares Issued............   $ 22,790     $ 29,536    $ 45,870
  Dividends Reinvested...................      1,178        3,448       1,730
  Cost of Shares Redeemed................    (21,337)     (27,216)    (31,191)
                                            --------     --------    --------
      Change in Net Assets from I Shares
        Transactions.....................   $  2,631     $  5,768    $ 16,409
                                            --------     --------    --------
A Shares(2)
  Proceeds from Shares Issued............   $  1,603     $  4,620    $  4,397
  Dividends Reinvested...................         50          124          18
  Cost of Shares Redeemed................     (2,581)        (247)       (898)
                                            --------     --------    --------
      Change in Net Assets from A Shares
        Transactions.....................   $   (928)    $  4,497    $  3,517
                                            --------     --------    --------
C Shares
  Proceeds from Shares Issued............   $    998
  Dividends Reinvested...................          4
  Cost of Shares Redeemed................        (11)
                                            --------     --------    --------
      Change in Net Assets from C Shares
        Transactions.....................   $    991
                                            --------     --------    --------
B Shares
  Proceeds from Shares Issued............   $    620     $  1,819    $ 10,808
  Dividends Reinvested...................         81          265          87
  Cost of Shares Redeemed................       (829)      (1,124)     (1,204)
                                            --------     --------    --------
      Change in Net Assets from B Shares
        Transactions.....................   $   (128)    $    960    $  9,691
                                            --------     --------    --------
Change in Net Assets from Capital
  Transactions...........................   $  2,566     $ 11,225    $ 29,617
                                            ========     ========    ========
Share Transactions:
I Shares(1)
  Issued.................................      2,150        2,836       4,736
  Reinvested.............................        111          330         179
  Redeemed...............................     (2,008)      (2,620)     (3,218)
                                            --------     --------    --------
      Change in I Shares Transactions....        253          546       1,697
                                            --------     --------    --------
A Shares(2)
  Issued.................................        151          439         440
  Reinvested.............................          5           12           2
  Redeemed...............................       (247)         (24)        (90)
                                            --------     --------    --------
      Change in A Shares Transactions....        (91)         427         352
                                            --------     --------    --------
C Shares
  Issued.................................         95
  Reinvested.............................         --
  Redeemed...............................         (1)
                                            --------     --------    --------
      Change in C Shares Transactions....         94
                                            --------     --------    --------
B Shares
  Issued.................................         59          179       1,135
  Reinvested.............................          8           25           9
  Redeemed...............................        (79)        (109)       (123)
                                            --------     --------    --------
      Change from B Shares
        Transactions.....................        (12)          95       1,021
                                            --------     --------    --------
Change in Share Transactions.............        244        1,068       3,070
                                            ========     ========    ========

(1) I Shares were offered beginning on November 6, 2003 for the Life Vision Conservative Fund.
(2) A Shares were offered beginning on November 11, 2003, November 5, 2003 and October 10, 2003 for the Life Vision Conservative Fund, the Life Vision Growth and Income Fund, and the Life Vision Moderate Growth Fund, respectively.

Amounts designated as "--" are either $0 or have been rounded to $0.

                       See Notes to Financial Statements.

FINANCIAL HIGHLIGHTS
STI CLASSIC FUNDS Selected Data For a Share of Beneficial Interest Outstanding Throughout the Periods Indicated.

                                                              Net
                                                           Realized
                                                              and                        Dividends    Distributions
                                 Net Asset      Net       Unrealized                        from          from            Total
                                  Value,     Investment      Gains                          Net         Realized        Dividends
                                 Beginning     Income     (Losses) on       Total From   Investment      Capital           and
                                 of Period     (Loss)     Investments       Operations     Income         Gains       Distributions
                                 ---------   ----------   -----------       ----------   ----------   -------------   -------------
AGGRESSIVE GROWTH STOCK FUND
I Shares
 Period Ended September 30,
 2005*                            $ 9.89       $(0.04)      $ 0.90            $ 0.86       $   --**      $   --          $   --**
 Period Ended March 31, 2005       10.00        (0.06)(a)    (0.05)(a)         (0.11)          --            --              --
 Period Ended May 31, 2004(b)      10.00        (0.02)(a)     0.02(a)             --           --            --              --
A Shares
 Period Ended September 30,
 2005*                              9.84        (0.06)        0.91              0.85           --            --              --
 Period Ended March 31, 2005        9.99        (0.09)(a)    (0.06)(a)         (0.15)          --            --              --
 Period Ended May 31, 2004(b)      10.00        (0.03)(a)     0.02(a)          (0.01)          --            --              --
C Shares
 Period Ended September 30,
 2005*                              9.78        (0.09)        0.90              0.81           --            --              --
 Period Ended March 31, 2005        9.97        (0.15)(a)    (0.04)(a)         (0.19)          --            --              --
 Period Ended May 31, 2004(b)      10.00        (0.04)(a)     0.01(a)          (0.03)          --            --              --
CAPITAL APPRECIATION FUND
I Shares
 Period Ended September 30,
 2005*                             12.22         0.01        (0.09)            (0.08)          --            --              --
 Period Ended March 31, 2005       12.33         0.03(a)      0.07(a)           0.10        (0.03)        (0.18)          (0.21)
 Year Ended May 31, 2004           11.02        (0.03)(a)     1.34(a)           1.31           --            --              --
 Year Ended May 31, 2003           12.24        (0.03)(a)    (1.19)(a)         (1.22)          --            --              --
 Year Ended May 31, 2002           13.89           --        (1.53)            (1.53)          --         (0.12)          (0.12)
 Year Ended May 31, 2001           17.12        (0.05)       (0.38)            (0.43)          --         (2.80)          (2.80)
 Year Ended May 31, 2000           16.62         0.02         1.40              1.42           --         (0.92)          (0.92)
A Shares
 Period Ended September 30,
 2005*                             11.66        (0.03)       (0.07)            (0.10)          --            --              --
 Period Ended March 31, 2005       11.82        (0.04)(a)     0.06(a)           0.02           --         (0.18)          (0.18)
 Year Ended May 31, 2004           10.63        (0.10)(a)     1.29(a)           1.19           --            --              --
 Year Ended May 31, 2003           11.89        (0.10)(a)    (1.16)(a)         (1.26)          --            --              --
 Year Ended May 31, 2002           13.59        (0.10)       (1.48)            (1.58)          --         (0.12)          (0.12)
 Year Ended May 31, 2001           16.91        (0.14)       (0.38)            (0.52)          --         (2.80)          (2.80)
 Year Ended May 31, 2000           16.53        (0.11)        1.41              1.30           --         (0.92)          (0.92)
C Shares
 Period Ended September 30,
 2005*                             11.04        (0.05)       (0.08)            (0.13)          --            --              --
 Period Ended March 31, 2005       11.22        (0.07)(a)     0.07(a)             --           --         (0.18)          (0.18)
 Year Ended May 31, 2004           10.15        (0.15)(a)     1.22(a)           1.07           --            --              --
 Year Ended May 31, 2003           11.40        (0.14)(a)    (1.11)(a)         (1.25)          --            --              --
 Year Ended May 31, 2002           13.09        (0.06)       (1.51)            (1.57)          --         (0.12)          (0.12)
 Year Ended May 31, 2001           16.45        (0.16)       (0.40)            (0.56)          --         (2.80)          (2.80)
 Year Ended May 31, 2000           16.18        (0.24)        1.43              1.19           --         (0.92)          (0.92)
EMERGING GROWTH STOCK FUND
I Shares
 Period Ended September 30,
 2005*                              9.38        (0.05)        1.28              1.23           --            --              --
 Period Ended March 31, 2005        9.60        (0.08)(a)    (0.14)(a)         (0.22)          --            --              --
 Period Ended May 31, 2004(b)      10.00        (0.03)(a)    (0.37)(a)         (0.40)          --            --              --

                                                                                Ratio of
                                                                    Ratio of       Net            Ratio of
                                                                      Net      Investment       Expenses to
                                   Net                              Expenses     Income           Average
                                  Assets                               to       (Loss) to        Net Assets
                                  Value,              Net Assets    Average      Average         (Excluding       Portfolio
                                  End of    Total       End of        Net          Net          Waivers and       Turnover
                                  Period   Return+   Period (000)   Assets++    Assets++     Reimbursements)++      Rate
                                  ------   -------   ------------   --------   -----------   ------------------   ---------
AGGRESSIVE GROWTH STOCK FUND
I Shares
 Period Ended September 30,
 2005*                            $10.75     8.70%    $   83,320      1.22%       (0.77)%           1.36%             18%
 Period Ended March 31, 2005        9.89    (1.10)        58,988      1.22        (0.79)            1.45              42
 Period Ended May 31, 2004(b)      10.00       --         20,501      1.22        (0.74)            1.61               2
A Shares
 Period Ended September 30,
 2005*                             10.69     8.64            183      1.55        (1.10)            1.69              18
 Period Ended March 31, 2005        9.84    (1.50)           140      1.58        (1.14)            5.56              42
 Period Ended May 31, 2004(b)       9.99    (0.10)            49      1.65        (1.25)           11.29+++            2
C Shares
 Period Ended September 30,
 2005*                             10.59     8.28          5,317      2.17        (1.71)            2.37              18
 Period Ended March 31, 2005        9.78    (1.91)         5,795      2.19        (1.75)            2.56              42
 Period Ended May 31, 2004(b)       9.97    (0.30)            65      2.10        (1.69)            8.78+++            2
CAPITAL APPRECIATION FUND
I Shares
 Period Ended September 30,
 2005*                             12.14    (0.65)     1,419,227      1.13         0.09             1.14              41
 Period Ended March 31, 2005       12.22     0.76      1,493,213      1.19         0.31             1.21              72
 Year Ended May 31, 2004           12.33    11.89      1,248,636      1.23        (0.25)            1.24             106
 Year Ended May 31, 2003           11.02    (9.97)     1,090,549      1.22        (0.32)            1.24              69
 Year Ended May 31, 2002           12.24   (11.06)     1,204,445      1.22        (0.54)            1.24              75
 Year Ended May 31, 2001           13.89    (3.74)     1,177,933      1.21        (0.29)            1.24              75
 Year Ended May 31, 2000           17.12     8.98      1,296,927      1.17         0.10             1.26             129
A Shares
 Period Ended September 30,
 2005*                             11.56    (0.86)       112,121      1.69        (0.47)            1.70              41
 Period Ended March 31, 2005       11.66     0.15        126,895      1.86        (0.38)            1.90              72
 Year Ended May 31, 2004           11.82    11.19        145,883      1.88        (0.91)            2.00             106
 Year Ended May 31, 2003           10.63   (10.60)       141,488      1.88        (0.98)            2.00              69
 Year Ended May 31, 2002           11.89   (11.68)       163,155      1.88        (1.20)            1.99              75
 Year Ended May 31, 2001           13.59    (4.38)       202,548      1.86        (0.94)            1.99              75
 Year Ended May 31, 2000           16.91     8.29        251,421      1.82        (0.55)            1.98             129
C Shares
 Period Ended September 30,
 2005*                             10.91    (1.18)        58,337      2.14        (0.91)            2.15              41
 Period Ended March 31, 2005       11.04    (0.02)        75,786      2.21        (0.74)            2.24              72
 Year Ended May 31, 2004           11.22    10.54        100,472      2.35        (1.38)            2.43             106
 Year Ended May 31, 2003           10.15   (10.96)        94,505      2.35        (1.45)            2.45              69
 Year Ended May 31, 2002           11.40   (12.05)       110,923      2.35        (1.67)            2.39              75
 Year Ended May 31, 2001           13.09    (4.79)       112,497      2.33        (1.41)            2.39              75
 Year Ended May 31, 2000           16.45     7.77        128,159      2.29        (1.03)            2.39             129
EMERGING GROWTH STOCK FUND
I Shares
 Period Ended September 30,
 2005*                             10.61    13.11         29,284      1.19        (0.95)            1.27              62
 Period Ended March 31, 2005        9.38    (2.29)        20,494      1.23        (1.03)            1.51              64
 Period Ended May 31, 2004(b)       9.60    (4.00)        12,891      1.22        (1.04)            1.69              11

      See Notes to Financial Highlights and Notes to Financial Statements.

FINANCIAL HIGHLIGHTS
STI CLASSIC FUNDS Selected Data For a Share of Beneficial Interest Outstanding Throughout the Periods Indicated.


                                                              Net
                                                           Realized
                                                              and                        Dividends    Distributions
                                 Net Asset      Net       Unrealized                        from          from            Total
                                  Value,     Investment      Gains                          Net         Realized        Dividends
                                 Beginning     Income     (Losses) on       Total From   Investment      Capital           and
                                 of Period     (Loss)     Investments       Operations     Income         Gains       Distributions
                                 ---------   ----------   -----------       ----------   ----------   -------------   -------------
A Shares
 Period Ended September 30,
 2005*                            $ 9.34       $(0.06)      $ 1.27            $ 1.21       $   --        $   --          $   --
 Period Ended March 31, 2005        9.59        (0.11)(a)    (0.14)(a)         (0.25)          --            --              --
 Period Ended May 31, 2004(b)      10.00        (0.04)(a)    (0.37)(a)         (0.41)          --            --              --
C Shares
 Period Ended September 30,
 2005*                              9.29        (0.09)        1.26              1.17           --            --              --
 Period Ended March 31, 2005        9.58        (0.15)(a)    (0.14)(a)         (0.29)          --            --              --
 Period Ended May 31, 2004(c)      10.14        (0.05)(a)    (0.51)(a)         (0.56)          --            --              --
INTERNATIONAL EQUITY FUND
I Shares
 Period Ended September 30,
 2005*                             11.77         0.13(a)      0.98              1.11           --            --              --
 Period Ended March 31, 2005       10.15         0.06         1.67              1.73        (0.11)           --           (0.11)
 Year Ended May 31, 2004            8.00         0.10(a)      2.19(a)           2.29        (0.14)           --           (0.14)
 Year Ended May 31, 2003            9.31         0.07        (1.32)            (1.25)       (0.06)           --           (0.06)
 Year Ended May 31, 2002           10.19         0.19        (1.07)            (0.88)          --            --              --
 Year Ended May 31, 2001           12.56           --        (1.22)            (1.22)       (0.04)        (1.11)          (1.15)
 Year Ended May 31, 2000           12.97        (0.10)        1.42              1.32        (0.07)        (1.66)          (1.73)
A Shares
 Period Ended September 30,
 2005*                             11.64         0.11(a)      0.97              1.08           --            --              --
 Period Ended March 31, 2005       10.03         0.01         1.67              1.68        (0.07)           --           (0.07)
 Year Ended May 31, 2004            7.92         0.04(a)      2.17(a)           2.21        (0.10)           --           (0.10)
 Year Ended May 31, 2003            9.21         0.04        (1.30)            (1.26)       (0.03)           --           (0.03)
 Year Ended May 31, 2002           10.11         0.14        (1.04)            (0.90)          --            --              --
 Year Ended May 31, 2001           12.47        (0.02)       (1.23)            (1.25)          --         (1.11)          (1.11)
 Year Ended May 31, 2000           12.89        (0.11)        1.37              1.26        (0.02)        (1.66)          (1.68)
C Shares
 Period Ended September 30,
 2005*                             11.01         0.07(a)      0.92              0.99           --            --              --
 Period Ended March 31, 2005        9.49        (0.02)(a)     1.54(a)           1.52           --*           --              --*
 Year Ended May 31, 2004            7.50        (0.01)(a)     2.06(a)           2.05        (0.06)           --           (0.06)
 Year Ended May 31, 2003            8.75        (0.01)       (1.24)            (1.25)          --            --              --
 Year Ended May 31, 2002            9.68         0.04        (0.97)            (0.93)          --            --              --
 Year Ended May 31, 2001           12.06        (0.16)       (1.11)            (1.27)          --         (1.11)          (1.11)
 Year Ended May 31, 2000           12.58        (0.32)        1.46              1.14           --         (1.66)          (1.66)
INTERNATIONAL EQUITY INDEX FUND
I Shares
 Period Ended September 30,
 2005*                             12.83         0.18         0.97              1.15           --            --              --
 Period Ended March 31, 2005       11.11         0.08(a)      1.88(a)           1.96        (0.24)           --           (0.24)
 Year Ended May 31, 2004            8.39         0.14(a)      2.71(a)           2.85        (0.13)           --           (0.13)
 Year Ended May 31, 2003            9.76         0.10(a)     (1.43)(a)         (1.33)       (0.04)           --           (0.04)
 Year Ended May 31, 2002           11.18         0.04        (1.43)            (1.39)       (0.03)           --           (0.03)
 Year Ended May 31, 2001           13.97         0.06        (2.69)            (2.63)       (0.07)        (0.09)          (0.16)
 Year Ended May 31, 2000           11.82         0.16         2.13              2.29        (0.03)        (0.11)          (0.14)

                                                                                Ratio of
                                                                    Ratio of       Net            Ratio of
                                                                      Net      Investment       Expenses to
                                   Net                              Expenses     Income           Average
                                  Assets                               to       (Loss) to        Net Assets
                                  Value,              Net Assets    Average      Average         (Excluding       Portfolio
                                  End of    Total       End of        Net          Net          Waivers and       Turnover
                                  Period   Return+   Period (000)   Assets++    Assets++     Reimbursements)++      Rate
                                  ------   -------   ------------   --------   -----------   ------------------   ---------
A Shares
 Period Ended September 30,
 2005*                            $10.55    12.96%    $      110      1.53%       (1.28)%           1.61%             62%
 Period Ended March 31, 2005        9.34    (2.61)            86      1.59        (1.40)            6.91              64
 Period Ended May 31, 2004(b)       9.59    (4.10)            39      1.65        (1.46)           13.36+++           11
C Shares
 Period Ended September 30,
 2005*                             10.46    12.59             44      2.12        (1.87)            2.28              62
 Period Ended March 31, 2005        9.29    (3.03)            34      2.11        (1.92)           13.65              64
 Period Ended May 31, 2004(c)       9.58    (5.52)            34      2.11        (1.95)           18.36+++           11
INTERNATIONAL EQUITY FUND
I Shares
 Period Ended September 30,
 2005*                             12.88     9.43        690,364      1.32         2.10             1.32              28
 Period Ended March 31, 2005       11.77    17.09        480,731      1.38         0.85             1.38              39
 Year Ended May 31, 2004           10.15    28.64        332,180      1.41         1.08             1.41              58
 Year Ended May 31, 2003            8.00   (13.40)       191,041      1.46         0.83             1.46              89
 Year Ended May 31, 2002            9.31    (8.64)       252,991      1.48         0.48             1.48             102
 Year Ended May 31, 2001           10.19   (10.79)       208,120      1.45         0.50             1.45              68
 Year Ended May 31, 2000           12.56    10.58        299,100      1.48         0.59             1.48             179
A Shares
 Period Ended September 30,
 2005*                             12.72     9.28          9,771      1.65         1.86             1.65              28
 Period Ended March 31, 2005       11.64    16.78          8,480      1.72         0.47             1.75              39
 Year Ended May 31, 2004           10.03    29.97          7,056      1.83         0.46             2.06              58
 Year Ended May 31, 2003            7.92   (13.70)         6,408      1.83         0.59             2.22              89
 Year Ended May 31, 2002            9.21    (8.90)         5,272      1.83        (0.21)            2.08             102
 Year Ended May 31, 2001           10.11   (11.13)         7,517      1.79         0.18             1.97              68
 Year Ended May 31, 2000           12.47    10.15         10,462      1.83         0.33             1.95             179
C Shares
 Period Ended September 30,
 2005*                             12.00     8.99          8,409      2.33         1.23             2.33              28
 Period Ended March 31, 2005       11.01    16.03          8,248      2.40        (0.21)            2.45              39
 Year Ended May 31, 2004            9.49    27.32          7,606      2.53        (0.15)            2.86              58
 Year Ended May 31, 2003            7.50   (14.29)         5,678      2.53        (0.17)            3.03              89
 Year Ended May 31, 2002            8.75    (9.61)         6,567      2.53        (0.73)            2.93             102
 Year Ended May 31, 2001            9.68   (11.71)         7,765      2.48        (0.51)            2.57              68
 Year Ended May 31, 2000           12.06     9.38         10,891      2.53        (0.38)            2.74             179
INTERNATIONAL EQUITY INDEX FUND
I Shares
 Period Ended September 30,
 2005*                             13.98     8.96        606,217      0.87         2.75             0.91               5
 Period Ended March 31, 2005       12.83    17.68        517,993      0.97         0.81             1.06              21
 Year Ended May 31, 2004           11.11    34.07        351,163      0.98         1.38             1.07              10
 Year Ended May 31, 2003            8.39   (13.63)       248,770      1.03         1.26             1.12              25
 Year Ended May 31, 2002            9.76   (12.43)       287,944      1.04         0.63             1.12              35
 Year Ended May 31, 2001           11.18   (18.90)       236,862      1.06         0.40             1.09              13
 Year Ended May 31, 2000           13.97    19.36        340,853      1.07         0.83             1.18               9

      See Notes to Financial Highlights and Notes to Financial Statements.

FINANCIAL HIGHLIGHTS
STI CLASSIC FUNDS Selected Data For a Share of Beneficial Interest Outstanding Throughout the Periods Indicated.


                                                              Net
                                                           Realized
                                                              and                        Dividends    Distributions
                                 Net Asset      Net       Unrealized                        from          from            Total
                                  Value,     Investment      Gains                          Net         Realized        Dividends
                                 Beginning     Income     (Losses) on       Total From   Investment      Capital           and
                                 of Period     (Loss)     Investments       Operations     Income         Gains       Distributions
                                 ---------   ----------   -----------       ----------   ----------   -------------   -------------
A Shares
 Period Ended September 30,
 2005*                            $12.69       $ 0.16       $ 0.96            $ 1.12       $   --        $   --          $   --
 Period Ended March 31, 2005       10.93         0.04(a)      1.84(a)           1.88        (0.12)           --           (0.12)
 Year Ended May 31, 2004            8.28         0.07(a)      2.68(a)           2.75        (0.10)           --           (0.10)
 Year Ended May 31, 2003            9.64         0.10(a)     (1.45)(a)         (1.35)       (0.01)           --           (0.01)
 Year Ended May 31, 2002           11.05        (0.02)       (1.38)            (1.40)       (0.01)           --           (0.01)
 Year Ended May 31, 2001           13.80        (0.01)       (2.65)            (2.66)          --         (0.09)          (0.09)
 Year Ended May 31, 2000           11.70        (0.11)        2.32              2.21           --         (0.11)          (0.11)
C Shares
 Period Ended September 30,
 2005*                             12.37         0.11         0.94              1.05           --            --              --
 Period Ended March 31, 2005       10.69        (0.02)(a)     1.80(a)           1.78        (0.10)           --           (0.10)
 Year Ended May 31, 2004            8.10         0.02(a)      2.62(a)           2.64        (0.05)           --           (0.05)
 Year Ended May 31, 2003            9.48         0.01(a)     (1.39)(a)         (1.38)          --            --              --
 Year Ended May 31, 2002           10.93        (0.12)       (1.33)            (1.45)          --            --              --
 Year Ended May 31, 2001           13.74        (0.06)       (2.66)            (2.72)          --         (0.09)          (0.09)
 Year Ended May 31, 2000           11.73         0.08         2.04              2.12           --         (0.11)          (0.11)
LARGE CAP RELATIVE VALUE FUND
I Shares
 Period Ended September 30,
 2005*                             16.07         0.08         0.69              0.77        (0.08)           --           (0.08)
 Period Ended March 31, 2005       14.72         0.17         1.74              1.91        (0.18)        (0.38)          (0.56)
 Year Ended May 31, 2004           12.21         0.14(a)      2.50(a)           2.64        (0.13)           --           (0.13)
 Year Ended May 31, 2003           13.80         0.13        (1.60)            (1.47)       (0.12)           --           (0.12)
 Year Ended May 31, 2002           15.05         0.09        (1.26)            (1.17)       (0.08)           --           (0.08)
 Year Ended May 31, 2001           15.53         0.07        (0.04)             0.03        (0.08)        (0.43)          (0.51)
 Year Ended May 31, 2000           16.09         0.11         0.55              0.66        (0.10)        (1.12)          (1.22)
A Shares
 Period Ended September 30,
 2005*                             16.21         0.07         0.68              0.75        (0.06)           --           (0.06)
 Period Ended March 31, 2005       14.83         0.14         1.77              1.91        (0.15)        (0.38)          (0.53)
 Year Ended May 31, 2004           12.31         0.12(a)      2.51(a)           2.63        (0.11)           --           (0.11)
 Year Ended May 31, 2003           13.91         0.11        (1.61)            (1.50)       (0.10)           --           (0.10)
 Year Ended May 31, 2002           15.17         0.06        (1.27)            (1.21)       (0.05)           --           (0.05)
 Year Ended May 31, 2001           15.65         0.04        (0.04)               --        (0.05)        (0.43)          (0.48)
 Year Ended May 31, 2000           16.21         0.09         0.55              0.64        (0.08)        (1.12)          (1.20)
C Shares
 Period Ended September 30,
 2005*                             15.89           --         0.69              0.69        (0.01)           --           (0.01)
 Period Ended March 31, 2005       14.54         0.03         1.74              1.77        (0.04)        (0.38)          (0.42)
 Year Ended May 31, 2004           12.08         0.01(a)      2.47(a)           2.48        (0.02)           --           (0.02)
 Year Ended May 31, 2003           13.66           --        (1.56)            (1.56)       (0.02)           --           (0.02)
 Year Ended May 31, 2002           14.96        (0.02)       (1.28)            (1.30)          --            --              --
 Year Ended May 31, 2001           15.49        (0.05)       (0.05)            (0.10)          --         (0.43)          (0.43)
 Year Ended May 31, 2000           16.10           --         0.51              0.51           --         (1.12)          (1.12)

                                                                                Ratio of
                                                                    Ratio of       Net            Ratio of
                                                                      Net      Investment       Expenses to
                                   Net                              Expenses     Income           Average
                                  Assets                               to       (Loss) to        Net Assets
                                  Value,              Net Assets    Average      Average         (Excluding       Portfolio
                                  End of    Total       End of        Net          Net          Waivers and       Turnover
                                  Period   Return+   Period (000)   Assets++    Assets++     Reimbursements)++      Rate
                                  ------   -------   ------------   --------   -----------   ------------------   ---------
A Shares
 Period Ended September 30,
 2005*                            $13.81     8.83%    $    7,552      1.24%        2.46%            1.28%              5%
 Period Ended March 31, 2005       12.69    17.22          7,600      1.36         0.38             1.45              21
 Year Ended May 31, 2004           10.93    33.26         15,037      1.49         0.73             1.61              10
 Year Ended May 31, 2003            8.28   (14.03)         9,877      1.49         1.33             1.87              25
 Year Ended May 31, 2002            9.64   (12.65)         3,222      1.49        (0.12)            1.90              35
 Year Ended May 31, 2001           11.05   (19.31)         3,451      1.46         0.05             1.83              13
 Year Ended May 31, 2000           13.80    18.86          4,563      1.47         0.07             1.79               9
C Shares
 Period Ended September 30,
 2005*                             13.42     8.49          5,534      1.88         1.83             1.93               5
 Period Ended March 31, 2005       12.37    16.62          5,763      1.99        (0.24)            2.12              21
 Year Ended May 31, 2004           10.69    32.60          5,208      2.14         0.25             2.54              10
 Year Ended May 31, 2003            8.10   (14.56)         3,093      2.14         0.18             2.82              25
 Year Ended May 31, 2002            9.48   (13.27)         3,505      2.14        (0.68)            2.26              35
 Year Ended May 31, 2001           10.93   (19.84)         4,731      2.10        (0.61)            2.15              13
 Year Ended May 31, 2000           13.74    18.04          5,853      2.12        (0.36)            2.61               9
LARGE CAP RELATIVE VALUE FUND
I Shares
 Period Ended September 30,
 2005*                             16.76     4.80      1,218,472      0.93         1.02             0.93              24
 Period Ended March 31, 2005       16.07    12.98      1,010,717      0.96         1.23             0.96              44
 Year Ended May 31, 2004           14.72    21.76        782,665      1.00         1.03             1.00              51
 Year Ended May 31, 2003           12.21   (10.58)       598,862      0.99         1.05             0.99              52
 Year Ended May 31, 2002           13.80    (7.80)       792,557      0.99         0.63             0.99              68
 Year Ended May 31, 2001           15.05     0.11        867,664      0.99         0.49             0.99              73
 Year Ended May 31, 2000           15.53     4.11        885,109      1.01         0.76             1.01              53
A Shares
 Period Ended September 30,
 2005*                             16.90     4.65         46,222      1.16         0.78             1.18              24
 Period Ended March 31, 2005       16.21    12.86         44,743      1.18         0.97             1.23              44
 Year Ended May 31, 2004           14.83    21.45         45,808      1.18         0.84             1.36              51
 Year Ended May 31, 2003           12.31   (10.74)        36,305      1.18         0.88             1.38              52
 Year Ended May 31, 2002           13.91    (7.97)        36,789      1.18         0.44             1.36              68
 Year Ended May 31, 2001           15.17    (0.07)        40,174      1.18         0.30             1.35              73
 Year Ended May 31, 2000           15.65     3.92         42,666      1.18         0.58             1.31              53
C Shares
 Period Ended September 30,
 2005*                             16.57     4.33         81,445      1.92         0.04             1.93              24
 Period Ended March 31, 2005       15.89    12.12         88,741      1.93         0.23             1.99              44
 Year Ended May 31, 2004           14.54    20.58         97,899      1.93         0.09             2.17              51
 Year Ended May 31, 2003           12.08   (11.41)        74,261      1.93         0.11             2.20              52
 Year Ended May 31, 2002           13.66    (8.69)        94,671      1.93        (0.29)            2.16              68
 Year Ended May 31, 2001           14.96    (0.77)        78,376      1.93        (0.45)            2.14              73
 Year Ended May 31, 2000           15.49     3.11         62,462      1.93        (0.14)            2.18              53

      See Notes to Financial Highlights and Notes to Financial Statements.

FINANCIAL HIGHLIGHTS
STI CLASSIC FUNDS Selected Data For a Share of Beneficial Interest Outstanding Throughout the Periods Indicated.


                                                              Net
                                                           Realized
                                                              and                        Dividends    Distributions
                                 Net Asset      Net       Unrealized                        from          from            Total
                                  Value,     Investment      Gains                          Net         Realized        Dividends
                                 Beginning     Income     (Losses) on       Total From   Investment      Capital           and
                                 of Period     (Loss)     Investments       Operations     Income         Gains       Distributions
                                 ---------   ----------   -----------       ----------   ----------   -------------   -------------
LARGE CAP VALUE EQUITY FUND
I Shares
 Period Ended September 30,
 2005*                            $12.59       $ 0.11       $ 0.03            $ 0.14       $(0.11)       $   --          $(0.11)
 Period Ended March 31, 2005       11.47         0.15         1.15              1.30        (0.18)           --           (0.18)
 Year Ended May 31, 2004            9.73         0.15(a)      1.74(a)           1.89        (0.15)           --           (0.15)
 Year Ended May 31, 2003           11.05         0.15        (1.33)            (1.18)       (0.14)           --           (0.14)
 Year Ended May 31, 2002           11.61         0.12        (0.56)            (0.44)       (0.12)           --           (0.12)
 Year Ended May 31, 2001           10.38         0.19         1.24              1.43        (0.20)           --           (0.20)
 Year Ended May 31, 2000           12.85         0.23        (1.49)            (1.26)       (0.22)        (0.99)          (1.21)
A Shares
 Period Ended September 30,
 2005*                             12.56         0.09         0.02              0.11        (0.09)           --           (0.09)
 Period Ended March 31, 2005       11.43         0.11         1.16              1.27        (0.14)           --           (0.14)
 Year Ended May 31, 2004            9.70         0.11(a)      1.73(a)           1.84        (0.11)           --           (0.11)
 Year Ended May 31, 2003           11.01         0.12        (1.32)            (1.20)       (0.11)           --           (0.11)
 Year Ended May 31, 2002           11.58         0.08        (0.56)            (0.48)       (0.09)           --           (0.09)
 Year Ended May 31, 2001           10.35         0.14         1.25              1.39        (0.16)           --           (0.16)
 Year Ended May 31, 2000           12.81         0.19        (1.48)            (1.29)       (0.18)        (0.99)          (1.17)
C Shares
 Period Ended September 30,
 2005*                             12.43         0.05         0.03              0.08        (0.05)           --           (0.05)
 Period Ended March 31, 2005       11.31         0.03         1.15              1.18        (0.06)           --           (0.06)
 Year Ended May 31, 2004            9.60         0.03(a)      1.72(a)           1.75        (0.04)           --           (0.04)
 Year Ended May 31, 2003           10.90         0.05        (1.31)            (1.26)       (0.04)           --           (0.04)
 Year Ended May 31, 2002           11.46           --        (0.55)            (0.55)       (0.01)           --           (0.01)
 Year Ended May 31, 2001           10.24         0.04         1.26              1.30        (0.08)           --           (0.08)
 Year Ended May 31, 2000           12.68         0.08        (1.44)            (1.36)       (0.09)        (0.99)          (1.08)
MID-CAP EQUITY FUND
I Shares
 Period Ended September 30,
 2005*                             12.03         0.03         1.31              1.34        (0.02)           --           (0.02)
 Period Ended March 31, 2005       10.32         0.07         1.70              1.77        (0.06)           --           (0.06)
 Year Ended May 31, 2004            8.74         0.06(a)      1.57(a)           1.63        (0.05)           --           (0.05)
 Year Ended May 31, 2003            9.79        (0.03)(a)    (1.02)(a)***      (1.05)***       --            --              --
 Year Ended May 31, 2002           10.95         0.01        (1.17)            (1.16)          --            --              --
 Year Ended May 31, 2001           14.10        (0.03)       (0.61)            (0.64)          --         (2.51)          (2.51)
 Year Ended May 31, 2000           12.68        (0.04)        2.32              2.28           --         (0.86)          (0.86)
A Shares
 Period Ended September 30,
 2005*                             11.57         0.02         1.26              1.28        (0.01)           --           (0.01)
 Period Ended March 31, 2005        9.92         0.02         1.64              1.66        (0.01)           --           (0.01)
 Year Ended May 31, 2004            8.42         0.02(a)      1.51(a)           1.53        (0.03)           --           (0.03)
 Year Ended May 31, 2003            9.47        (0.05)(a)    (1.00)(a)         (1.05)          --            --              --
 Year Ended May 31, 2002           10.64        (0.03)       (1.14)            (1.17)          --            --              --
 Year Ended May 31, 2001           13.82        (0.05)       (0.62)            (0.67)          --         (2.51)          (2.51)
 Year Ended May 31, 2000           12.50        (0.19)        2.37              2.18           --         (0.86)          (0.86)

                                                                                Ratio of
                                                                    Ratio of       Net            Ratio of
                                                                      Net      Investment       Expenses to
                                   Net                              Expenses     Income           Average
                                  Assets                               to       (Loss) to        Net Assets
                                  Value,              Net Assets    Average      Average         (Excluding       Portfolio
                                  End of    Total       End of        Net          Net          Waivers and       Turnover
                                  Period   Return+   Period (000)   Assets++    Assets++     Reimbursements)++      Rate
                                  ------   -------   ------------   --------   -----------   ------------------   ---------
LARGE CAP VALUE EQUITY FUND
I Shares
 Period Ended September 30,
 2005*                            $12.62     1.13%    $  775,461      0.86%        1.77%            0.86%             56%
 Period Ended March 31, 2005       12.59    11.42        792,677      0.86         1.52             0.86              87
 Year Ended May 31, 2004           11.47    19.58        715,928      0.90         1.40             0.90              67
 Year Ended May 31, 2003            9.73   (10.54)       681,899      0.89         1.68             0.89              46
 Year Ended May 31, 2002           11.05    (3.68)       686,014      0.90         1.13             0.90              60
 Year Ended May 31, 2001           11.61    14.09        704,842      0.90         1.70             0.90              77
 Year Ended May 31, 2000           10.38   (10.52)       921,797      0.89         2.02             0.89              62
A Shares
 Period Ended September 30,
 2005*                             12.58     0.89         68,557      1.18         1.45             1.18              56
 Period Ended March 31, 2005       12.56    11.18         75,462      1.20         1.18             1.20              87
 Year Ended May 31, 2004           11.43    19.10         73,257      1.28         1.01             1.31              67
 Year Ended May 31, 2003            9.70   (10.85)        65,294      1.28         1.29             1.32              46
 Year Ended May 31, 2002           11.01    (4.14)        75,697      1.28         0.74             1.31              60
 Year Ended May 31, 2001           11.58    13.63         85,584      1.28         1.31             1.31              77
 Year Ended May 31, 2000           10.35   (10.83)       104,178      1.28         1.64             1.28              62
C Shares
 Period Ended September 30,
 2005*                             12.46     0.66         45,771      1.86         0.77             1.86              56
 Period Ended March 31, 2005       12.43    10.46         53,147      1.88         0.49             1.89              87
 Year Ended May 31, 2004           11.31    18.27         57,403      2.02         0.27             2.07              67
 Year Ended May 31, 2003            9.60   (11.56)        49,007      2.02         0.55             2.10              46
 Year Ended May 31, 2002           10.90    (4.82)        59,392      2.02           --             2.05              60
 Year Ended May 31, 2001           11.46    12.85         65,895      2.01         0.59             2.05              77
 Year Ended May 31, 2000           10.24   (11.50)        84,563      2.02         0.91             2.03              62
MID-CAP EQUITY FUND
I Shares
 Period Ended September 30,
 2005*                             13.35    11.18        285,118      1.16         0.43             1.17              68
 Period Ended March 31, 2005       12.03    17.17        214,660      1.20         0.64             1.22              68
 Year Ended May 31, 2004           10.32    18.70        177,128      1.23         0.64             1.26             126
 Year Ended May 31, 2003            8.74   (10.73)       118,092      1.22        (0.31)            1.25             144
 Year Ended May 31, 2002            9.79   (10.59)       171,813      1.22        (0.18)            1.24              87
 Year Ended May 31, 2001           10.95    (6.92)       156,111      1.21        (0.24)            1.25             100
 Year Ended May 31, 2000           14.10    19.10        206,545      1.17           --             1.25             131
A Shares
 Period Ended September 30,
 2005*                             12.84    11.02         15,292      1.55         0.02             1.56              68
 Period Ended March 31, 2005       11.57    16.79         14,556      1.63         0.21             1.68              68
 Year Ended May 31, 2004            9.92    18.16         17,125      1.68         0.20             1.87             126
 Year Ended May 31, 2003            8.42   (11.09)        12,137      1.68        (0.68)            1.92             144
 Year Ended May 31, 2002            9.47   (11.00)        10,766      1.68        (0.63)            1.89              87
 Year Ended May 31, 2001           10.64    (7.34)        12,316      1.66        (0.69)            1.86             100
 Year Ended May 31, 2000           13.82    18.55         14,513      1.62        (0.43)            1.81             131

      See Notes to Financial Highlights and Notes to Financial Statements.

FINANCIAL HIGHLIGHTS
STI CLASSIC FUNDS Selected Data For a Share of Beneficial Interest Outstanding Throughout the Periods Indicated.


                                                              Net
                                                           Realized
                                                              and                        Dividends    Distributions
                                 Net Asset      Net       Unrealized                        from          from            Total
                                  Value,     Investment      Gains                          Net         Realized        Dividends
                                 Beginning     Income     (Losses) on       Total From   Investment      Capital           and
                                 of Period     (Loss)     Investments       Operations     Income         Gains       Distributions
                                 ---------   ----------   -----------       ----------   ----------   -------------   -------------
C Shares
 Period Ended September 30,
 2005*                            $10.81       $ 0.01       $ 1.14            $ 1.15       $   --        $   --          $   --
 Period Ended March 31, 2005        9.30         0.01         1.50              1.51           --            --              --
 Year Ended May 31, 2004            7.92        (0.04)(a)     1.43(a)           1.39        (0.01)           --           (0.01)
 Year Ended May 31, 2003            8.97        (0.10)(a)    (0.95)(a)         (1.05)          --            --              --
 Year Ended May 31, 2002           10.14         0.02        (1.19)            (1.17)          --            --              --
 Year Ended May 31, 2001           13.35        (0.07)       (0.63)            (0.70)          --         (2.51)          (2.51)
 Year Ended May 31, 2000           12.17        (0.22)        2.26              2.04           --         (0.86)          (0.86)
MID-CAP VALUE EQUITY FUND
I Shares
 Period Ended September 30,
 2005*                             12.27         0.06         0.68              0.74        (0.05)           --           (0.05)
 Period Ended March 31, 2005       10.95         0.11         1.33              1.44        (0.12)           --           (0.12)
 Year Ended May 31, 2004            8.62         0.05(a)      2.33(a)           2.38        (0.05)           --           (0.05)
 Year Ended May 31, 2003           10.95         0.05        (2.16)            (2.11)       (0.04)        (0.18)          (0.22)
 Period Ended May 31, 2002(d)      10.00         0.02         0.94              0.96        (0.01)           --           (0.01)
A Shares
 Period Ended September 30,
 2005*                             12.24         0.04         0.68              0.72        (0.03)           --           (0.03)
 Period Ended March 31, 2005       10.94         0.08         1.31              1.39        (0.09)           --           (0.09)
 Period Ended May 31, 2004(e)       9.39         0.02(a)      1.55(a)           1.57        (0.02)           --           (0.02)
C Shares
 Period Ended September 30,
 2005*                             12.21         0.02         0.68              0.70        (0.01)           --           (0.01)
 Period Ended March 31, 2005       10.90         0.04         1.32              1.36        (0.05)           --           (0.05)
 Year Ended May 31, 2004            8.58        (0.01)(a)     2.33(a)           2.32           --*           --              --*
 Year Ended May 31, 2003           10.92         0.01        (2.16)            (2.15)       (0.01)        (0.18)          (0.19)
 Period Ended May 31, 2002(d)      10.00        (0.01)        0.93              0.92           --            --              --
QUALITY GROWTH STOCK FUND
I Shares
 Period Ended September 30,
 2005*                             24.14        (0.29)        1.29              1.00        (0.08)           --           (0.08)
 Period Ended March 31, 2005       23.31         0.10(a)      0.77(a)           0.87        (0.04)           --           (0.04)
 Year Ended May 31, 2004           20.78        (0.06)(a)     2.59(a)           2.53           --            --              --
 Year Ended May 31, 2003           23.25         --(a)       (2.47)(a)         (2.47)          --            --              --
 Year Ended May 31, 2002           26.74        (0.02)       (3.47)            (3.49)          --            --              --
 Year Ended May 31, 2001           33.10        (0.03)       (6.33)            (6.36)          --            --              --
 Year Ended May 31, 2000           29.96         0.02         3.12              3.14           --            --              --
A Shares
 Period Ended September 30,
 2005*                             24.02        (0.32)        1.26              0.94        (0.05)           --           (0.05)
 Period Ended March 31, 2005       23.26         0.03(a)      0.77(a)           0.80        (0.04)           --           (0.04)
 Period Ended May 31, 2004(f)      22.32        (0.10)(a)     1.04(a)           0.94           --            --              --

                                                                                Ratio of
                                                                    Ratio of       Net            Ratio of
                                                                      Net      Investment       Expenses to
                                   Net                              Expenses     Income           Average
                                  Assets                               to       (Loss) to        Net Assets
                                  Value,              Net Assets    Average      Average         (Excluding       Portfolio
                                  End of    Total       End of        Net          Net          Waivers and       Turnover
                                  Period   Return+   Period (000)   Assets++    Assets++     Reimbursements)++      Rate
                                  ------   -------   ------------   --------   -----------   ------------------   ---------
C Shares
 Period Ended September 30,
 2005*                            $11.96    10.64%    $   14,111      2.17%       (0.60)%           2.17%             68%
 Period Ended March 31, 2005       10.81    16.24         14,557      2.21        (0.37)            2.28              68
 Year Ended May 31, 2004            9.30    17.51         15,998      2.28        (0.41)            2.54             126
 Year Ended May 31, 2003            7.92   (11.71)        12,013      2.28        (1.33)            2.60             144
 Year Ended May 31, 2002            8.97   (11.54)        13,937      2.28        (1.23)            2.50              87
 Year Ended May 31, 2001           10.14    (7.88)        12,910      2.26        (1.29)            2.46             100
 Year Ended May 31, 2000           13.35    17.87         14,588      2.22        (1.05)            2.44             131
MID-CAP VALUE EQUITY FUND
I Shares
 Period Ended September 30,
 2005*                             12.96     6.08        202,082      1.19         0.98             1.24              79
 Period Ended March 31, 2005       12.27    13.25        209,088      1.22         1.19             1.32             117
 Year Ended May 31, 2004           10.95    27.71        147,185      1.26         0.53             1.36              95
 Year Ended May 31, 2003            8.62   (19.05)        99,854      1.25         0.63             1.35              71
 Period Ended May 31, 2002(d)      10.95     9.65        174,859      1.27         0.29             1.37              30
A Shares
 Period Ended September 30,
 2005*                             12.93     5.92          1,997      1.55         0.64             1.60              79
 Period Ended March 31, 2005       12.24    12.73          1,724      1.62         0.74             1.93             117
 Period Ended May 31, 2004(e)      10.94    16.73            610      1.60         0.24             4.23              95
C Shares
 Period Ended September 30,
 2005*                             12.90     5.72          6,343      1.99         0.18             2.24              79
 Period Ended March 31, 2005       12.21    12.47          6,888      1.91         0.54             2.39             117
 Year Ended May 31, 2004           10.90    27.06          7,880      1.90        (0.11)            2.74              95
 Year Ended May 31, 2003            8.58   (19.58)         5,744      1.90         0.03             2.85              71
 Period Ended May 31, 2002(d)      10.92     9.24          5,465      1.89        (0.31)            2.72              30
QUALITY GROWTH STOCK FUND
I Shares
 Period Ended September 30,
 2005*                             25.06     4.13         87,031      1.14         0.07             1.18              42
 Period Ended March 31, 2005       24.14     3.74         98,982      1.22         0.52             1.25              51
 Year Ended May 31, 2004           23.31    12.18        144,732      1.25        (0.28)            1.25              49
 Year Ended May 31, 2003           20.78   (10.62)       198,429      1.24        (0.01)            1.24              58
 Year Ended May 31, 2002           23.25   (13.05)       244,707      1.24        (0.10)            1.24              69
 Year Ended May 31, 2001           26.74   (19.21)       460,311      1.24        (0.10)            1.25             103
 Year Ended May 31, 2000           33.10    10.48        710,179      1.20         0.13             1.26              30
A Shares
 Period Ended September 30,
 2005*                             24.91     3.92            832      1.49        (0.27)            1.52              42
 Period Ended March 31, 2005       24.02     3.42            667      1.62         0.13             2.00              51
 Period Ended May 31, 2004(f)      23.26     4.21            365      1.65        (0.71)            4.48+++           49

      See Notes to Financial Highlights and Notes to Financial Statements.

FINANCIAL HIGHLIGHTS
STI CLASSIC FUNDS Selected Data For a Share of Beneficial Interest Outstanding Throughout the Periods Indicated.


                                                              Net
                                                           Realized
                                                              and                        Dividends    Distributions
                                 Net Asset      Net       Unrealized                        from          from            Total
                                  Value,     Investment      Gains                          Net         Realized        Dividends
                                 Beginning     Income     (Losses) on       Total From   Investment      Capital           and
                                 of Period     (Loss)     Investments       Operations     Income         Gains       Distributions
                                 ---------   ----------   -----------       ----------   ----------   -------------   -------------
C Shares
 Period Ended September 30,
 2005*                            $22.67       $(0.35)      $ 1.16            $ 0.81       $(0.02)       $   --          $(0.02)
 Period Ended March 31, 2005       22.04        (0.09)(a)     0.72(a)           0.63           --            --              --
 Year Ended May 31, 2004           19.85        (0.29)(a)     2.48(a)           2.19           --            --              --
 Year Ended May 31, 2003           22.45        (0.20)(a)    (2.40)(a)         (2.60)          --            --              --
 Year Ended May 31, 2002           26.10        (0.41)       (3.24)            (3.65)          --            --              --
 Year Ended May 31, 2001           32.65        (0.36)       (6.19)            (6.55)          --            --              --
 Year Ended May 31, 2000           29.85        (0.16)        2.96              2.80           --            --              --
SMALL CAP GROWTH STOCK FUND
I Shares
 Period Ended September 30,
 2005*                             19.99        (0.18)        2.25              2.07           --            --              --
 Period Ended March 31, 2005       20.25        (0.08)(a)     2.27(a)           2.19           --         (2.45)          (2.45)
 Year Ended May 31, 2004           15.19        (0.16)(a)     5.22(a)           5.06           --            --              --
 Year Ended May 31, 2003           17.28        (0.12)(a)    (1.72)(a)         (1.84)          --         (0.25)          (0.25)
 Year Ended May 31, 2002           18.37           --        (1.02)            (1.02)          --         (0.07)          (0.07)
 Year Ended May 31, 2001           18.30        (0.18)        1.71              1.53           --         (1.46)          (1.46)
 Year Ended May 31, 2000           14.55        (0.08)        4.02              3.94           --         (0.19)          (0.19)
A Shares
 Period Ended September 30,
 2005*                             19.56        (0.18)        2.16              1.98           --            --              --
 Period Ended March 31, 2005       19.92        (0.14)(a)     2.23(a)           2.09           --         (2.45)          (2.45)
 Year Ended May 31, 2004           15.00        (0.22)(a)     5.14(a)           4.92           --            --              --
 Year Ended May 31, 2003           17.12        (0.17)(a)    (1.70)(a)         (1.87)          --         (0.25)          (0.25)
 Year Ended May 31, 2002           18.26        (0.17)       (0.90)            (1.07)          --         (0.07)          (0.07)
 Year Ended May 31, 2001           18.27        (0.59)        2.04              1.45           --         (1.46)          (1.46)
 Period Ended May 31, 2000(g)      16.46        (0.07)        1.88              1.81           --            --              --
C Shares
 Period Ended September 30,
 2005*                             18.51        (0.18)        1.99              1.81           --            --              --
 Period Ended March 31, 2005       19.06        (0.23)(a)     2.13(a)           1.90           --         (2.45)          (2.45)
 Year Ended May 31, 2004           14.45        (0.34)(a)     4.95(a)           4.61           --            --              --
 Year Ended May 31, 2003           16.62        (0.26)(a)    (1.66)(a)         (1.92)          --         (0.25)          (0.25)
 Year Ended May 31, 2002           17.85        (0.02)       (1.14)            (1.16)          --         (0.07)          (0.07)
 Year Ended May 31, 2001           18.00        (0.25)        1.56              1.31           --         (1.46)          (1.46)
 Year Ended May 31, 2000           14.46        (0.04)        3.77              3.73           --         (0.19)          (0.19)
SMALL CAP VALUE EQUITY FUND
I Shares
 Period Ended September 30,
 2005*                             19.86         0.07         2.05              2.12        (0.07)           --           (0.07)
 Period Ended March 31, 2005       18.26         0.04(a)      3.15(a)           3.19        (0.06)        (1.53)          (1.59)
 Year Ended May 31, 2004           13.73         0.06(a)      4.53(a)           4.59        (0.06)           --           (0.06)
 Year Ended May 31, 2003           14.54         0.08        (0.82)            (0.74)       (0.07)           --           (0.07)
 Year Ended May 31, 2002           12.21         0.08         2.35              2.43        (0.10)           --           (0.10)
 Year Ended May 31, 2001            9.13         0.17         3.07              3.24        (0.16)           --           (0.16)
 Year Ended May 31, 2000            9.70         0.13        (0.59)            (0.46)       (0.11)           --           (0.11)

                                                                                Ratio of
                                                                    Ratio of       Net            Ratio of
                                                                      Net      Investment       Expenses to
                                   Net                              Expenses     Income           Average
                                  Assets                               to       (Loss) to        Net Assets
                                  Value,              Net Assets    Average      Average         (Excluding       Portfolio
                                  End of    Total       End of        Net          Net          Waivers and       Turnover
                                  Period   Return+   Period (000)   Assets++    Assets++     Reimbursements)++      Rate
                                  ------   -------   ------------   --------   -----------   ------------------   ---------
C Shares
 Period Ended September 30,
 2005*                            $23.46     3.59%    $   56,301      2.15%       (0.94)%           2.18%             42%
 Period Ended March 31, 2005       22.67     2.86         67,950      2.23        (0.47)            2.28              51
 Year Ended May 31, 2004           22.04    11.03         92,966      2.31        (0.13)            2.41              49
 Year Ended May 31, 2003           19.85   (11.58)       110,085      2.31        (1.07)            2.40              58
 Year Ended May 31, 2002           22.45   (13.98)       167,973      2.31        (1.16)            2.36              69
 Year Ended May 31, 2001           26.10   (20.06)       233,496      2.30        (1.15)            2.34             103
 Year Ended May 31, 2000           32.65     9.38        290,595      2.25        (0.91)            2.35              30
SMALL CAP GROWTH STOCK FUND
I Shares
 Period Ended September 30,
 2005*                             22.06    10.36      1,269,912      1.20        (0.70)            1.20              45
 Period Ended March 31, 2005       19.99    10.60        940,775      1.22        (0.46)            1.22              70
 Year Ended May 31, 2004           20.25    33.31        789,650      1.25        (0.83)            1.25             107
 Year Ended May 31, 2003           15.19   (10.50)       567,714      1.24        (0.87)            1.24              96
 Year Ended May 31, 2002           17.28    (5.55)       593,211      1.25        (1.01)            1.25             100
 Year Ended May 31, 2001           18.37     8.33        508,857      1.24        (0.95)            1.25             112
 Year Ended May 31, 2000           18.30    27.24        431,478      1.20        (0.86)            1.23             110
A Shares
 Period Ended September 30,
 2005*                             21.54    10.12         45,065      1.57        (1.07)            1.63              45
 Period Ended March 31, 2005       19.56    10.26         38,954      1.61        (0.84)            1.73              70
 Year Ended May 31, 2004           19.92    32.80         40,590      1.61        (1.20)            1.88             107
 Year Ended May 31, 2003           15.00   (10.77)        21,887      1.61        (1.23)            1.93              96
 Year Ended May 31, 2002           17.12    (5.86)        24,978      1.61        (1.37)            1.88             100
 Year Ended May 31, 2001           18.26     7.89         28,933      1.60        (1.33)            1.87             112
 Period Ended May 31, 2000(g)      18.27    11.00         39,865      1.55        (1.26)            1.79             110
C Shares
 Period Ended September 30,
 2005*                             20.32     9.78         34,006      2.20        (1.71)            2.20              45
 Period Ended March 31, 2005       18.51     9.71         35,322      2.22        (1.46)            2.24              70
 Year Ended May 31, 2004           19.06    31.90         40,354      2.31        (1.90)            2.40             107
 Year Ended May 31, 2003           14.45   (11.40)        25,601      2.31        (1.93)            2.46              96
 Year Ended May 31, 2002           16.62    (6.50)        29,457      2.31        (2.07)            2.41             100
 Year Ended May 31, 2001           17.85     7.19         26,941      2.29        (2.01)            2.39             112
 Year Ended May 31, 2000           18.00    25.95         23,228      2.25        (1.92)            2.42             110
SMALL CAP VALUE EQUITY FUND
I Shares
 Period Ended September 30,
 2005*                             21.91    10.69        725,417      1.21         0.67             1.21              28
 Period Ended March 31, 2005       19.86    17.57        726,904      1.21         0.22             1.21              17
 Year Ended May 31, 2004           18.26    33.56        682,567      1.25         0.38             1.25              44
 Year Ended May 31, 2003           13.73    (5.09)       518,468      1.24         0.64             1.24              29
 Year Ended May 31, 2002           14.54    20.06        614,199      1.25         0.67             1.25              29
 Year Ended May 31, 2001           12.21    35.90        401,900      1.25         1.72             1.25              86
 Year Ended May 31, 2000            9.13    (4.72)       212,074      1.22         1.31             1.25              65

      See Notes to Financial Highlights and Notes to Financial Statements.

FINANCIAL HIGHLIGHTS
STI CLASSIC FUNDS Selected Data For a Share of Beneficial Interest Outstanding Throughout the Periods Indicated.


                                                              Net
                                                           Realized
                                                              and                        Dividends    Distributions
                                 Net Asset      Net       Unrealized                        from          from            Total
                                  Value,     Investment      Gains                          Net         Realized        Dividends
                                 Beginning     Income     (Losses) on       Total From   Investment      Capital           and
                                 of Period     (Loss)     Investments       Operations     Income         Gains       Distributions
                                 ---------   ----------   -----------       ----------   ----------   -------------   -------------
A Shares
 Period Ended September 30,
 2005*                            $19.75       $ 0.05       $ 2.05            $ 2.10       $(0.05)       $   --          $(0.05)
 Period Ended March 31, 2005       18.18        (0.01)(a)     3.13(a)           3.12        (0.02)        (1.53)          (1.55)
 Period Ended May 31, 2004(h)      15.75         0.03(a)      2.41(a)           2.44        (0.01)           --           (0.01)
C Shares
 Period Ended September 30,
 2005*                             19.45         0.05         2.01              2.06        (0.05)           --           (0.05)
 Period Ended March 31, 2005       17.91        (0.01)(a)     3.09(a)           3.08        (0.01)        (1.53)          (1.54)
 Year Ended May 31, 2004           13.55        (0.10)(a)     4.46(a)           4.36           --*           --              --*
 Year Ended May 31, 2003           14.43        (0.04)       (0.84)            (0.88)          --            --              --
 Year Ended May 31, 2002           12.15           --         2.29              2.29        (0.01)           --           (0.01)
 Year Ended May 31, 2001            9.10         0.07         3.04              3.11        (0.06)           --           (0.06)
 Year Ended May 31, 2000            9.65           --        (0.54)            (0.54)       (0.01)           --           (0.01)
STRATEGIC QUANTITATIVE EQUITY FUND
I Shares
 Period Ended September 30,
 2005*                             13.25        (0.01)(a)     0.97              0.96           --            --              --
 Period Ended March 31, 2005       12.08        (0.02)(a)     1.91(a)           1.89           --         (0.72)          (0.72)
 Period Ended May 31, 2004(i)      10.00        (0.02)(a)     2.35(a)           2.33           --         (0.25)          (0.25)
A Shares
 Period Ended September 30,
 2005*                             13.18        (0.03)(a)     0.97              0.94           --            --              --
 Period Ended March 31, 2005       12.05        (0.05)(a)     1.90(a)           1.85           --         (0.72)          (0.72)
 Period Ended May 31, 2004(j)      11.35        (0.05)(a)     1.00(a)           0.95           --         (0.25)          (0.25)
C Shares
 Period Ended September 30,
 2005*                             13.03        (0.08)(a)     0.96              0.88           --            --              --
 Period Ended March 31, 2005       12.00        (0.13)(a)     1.88(a)           1.75           --         (0.72)          (0.72)
 Period Ended May 31, 2004(k)      11.64        (0.11)(a)     0.72(a)           0.61           --         (0.25)          (0.25)
BALANCED FUND
I Shares
 Period Ended September 30,
 2005*                             12.29         0.11        (0.08)             0.03        (0.10)           --           (0.10)
 Period Ended March 31,
 2005*****                         12.23         0.18         0.21              0.39        (0.21)        (0.12)          (0.33)
 Year Ended May 31, 2004           11.92         0.18(a)      0.32(a)           0.50        (0.19)           --           (0.19)
 Year Ended May 31, 2003           12.18         0.20        (0.23)            (0.03)       (0.23)           --           (0.23)
 Year Ended May 31, 2002           13.18         0.23        (0.65)            (0.42)       (0.24)        (0.34)          (0.58)
 Year Ended May 31, 2001           13.37         0.30         0.12              0.42        (0.31)        (0.30)          (0.61)
 Year Ended May 31, 2000           13.26         0.32         0.33              0.65        (0.30)        (0.24)          (0.54)
A Shares
 Period Ended September 30,
 2005*                             12.35         0.09        (0.08)             0.01        (0.08)           --           (0.08)
 Period Ended March 31,
 2005*****                         12.28         0.15         0.22              0.37        (0.18)        (0.12)          (0.30)
 Year Ended May 31, 2004           11.97         0.14(a)      0.33(a)           0.47        (0.16)           --           (0.16)
 Year Ended May 31, 2003           12.24         0.16        (0.24)            (0.08)       (0.19)           --           (0.19)
 Year Ended May 31, 2002           13.24         0.18        (0.64)            (0.46)       (0.20)        (0.34)          (0.54)
 Year Ended May 31, 2001           13.43         0.27         0.11              0.38        (0.27)        (0.30)          (0.57)
 Year Ended May 31, 2000           13.32         0.29         0.31              0.60        (0.25)        (0.24)          (0.49)

                                                                                Ratio of
                                                                    Ratio of       Net            Ratio of
                                                                      Net      Investment       Expenses to
                                   Net                              Expenses     Income           Average
                                  Assets                               to       (Loss) to        Net Assets
                                  Value,              Net Assets    Average      Average         (Excluding       Portfolio
                                  End of    Total       End of        Net          Net          Waivers and       Turnover
                                  Period   Return+   Period (000)   Assets++    Assets++     Reimbursements)++      Rate
                                  ------   -------   ------------   --------   -----------   ------------------   ---------
A Shares
 Period Ended September 30,
 2005*                            $21.80    10.63%    $    4,827      1.46%        0.42%            1.51%             28%
 Period Ended March 31, 2005       19.75    17.26          4,616      1.47        (0.05)            1.61              17
 Period Ended May 31, 2004(h)      18.18    15.51          4,088      1.55         0.30             2.15              44
C Shares
 Period Ended September 30,
 2005*                             21.46    10.58         42,181      1.46         0.43             1.95              28
 Period Ended March 31, 2005       19.45    17.27         43,664      1.50        (0.07)            2.25              17
 Year Ended May 31, 2004           17.91    32.20         46,192      2.26        (0.64)            2.45              44
 Year Ended May 31, 2003           13.55    (6.10)        34,064      2.31        (0.40)            2.50              29
 Year Ended May 31, 2002           14.43    18.92         32,708      2.31        (0.38)            2.52              29
 Year Ended May 31, 2001           12.15    34.30         11,167      2.30         0.63             2.66              86
 Year Ended May 31, 2000            9.10    (5.65)         8,596      2.27         0.21             2.56              65
STRATEGIC QUANTITATIVE EQUITY FUND
I Shares
 Period Ended September 30,
 2005*                             14.21     7.25        139,385      1.06        (0.14)            1.15             217
 Period Ended March 31, 2005       13.25    15.84         93,204      1.11        (0.19)            1.26             346
 Period Ended May 31, 2004(i)      12.08    23.43         66,812      1.13        (0.22)            1.33             344
A Shares
 Period Ended September 30,
 2005*                             14.12     7.13            955      1.29        (0.37)            1.37             217
 Period Ended March 31, 2005       13.18    15.54            407      1.39        (0.47)            2.37             346
 Period Ended May 31, 2004(j)      12.05     8.48            155      1.55        (0.67)           10.70+++          344
C Shares
 Period Ended September 30,
 2005*                             13.91     6.75          1,586      2.06        (1.15)            2.16             217
 Period Ended March 31, 2005       13.03    14.76          1,458      2.13        (1.22)            2.39             346
 Period Ended May 31, 2004(k)      12.00     5.34          1,573      2.30        (1.42)            3.09             344
BALANCED FUND
I Shares
 Period Ended September 30,
 2005*                             12.22     0.22        159,481      0.99         1.62             1.01              61
 Period Ended March 31,
 2005*****                         12.29     3.14        195,680      0.99         1.68             1.02             140
 Year Ended May 31, 2004           12.23     4.24        244,042      1.02         1.50             1.05             116
 Year Ended May 31, 2003           11.92    (0.14)       228,475      1.02         1.74             1.05             102
 Year Ended May 31, 2002           12.18    (3.29)       241,604      1.02         1.78             1.05              95
 Year Ended May 31, 2001           13.18     3.24        209,316      1.01         2.24             1.05              99
 Year Ended May 31, 2000           13.37     5.02        223,634      0.97         2.39             1.07             182
A Shares
 Period Ended September 30,
 2005*                             12.28     0.07          6,224      1.27         1.34             1.30              61
 Period Ended March 31,
 2005*****                         12.35     2.94          8,693      1.28         1.38             1.34             140
 Year Ended May 31, 2004           12.28     3.91          8,902      1.34         1.18             1.54             116
 Year Ended May 31, 2003           11.97    (0.54)         8,285      1.33         1.43             1.55             102
 Year Ended May 31, 2002           12.24    (3.57)         9,020      1.33         1.46             1.55              95
 Year Ended May 31, 2001           13.24     2.91          7,834      1.32         1.93             1.54              99
 Year Ended May 31, 2000           13.43     4.66          9,627      1.27         2.07             1.51             182

      See Notes to Financial Highlights and Notes to Financial Statements.

FINANCIAL HIGHLIGHTS
STI CLASSIC FUNDS Selected Data For a Share of Beneficial Interest Outstanding Throughout the Periods Indicated.


                                                              Net
                                                           Realized
                                                              and                        Dividends    Distributions
                                 Net Asset      Net       Unrealized                        from          from            Total
                                  Value,     Investment      Gains                          Net         Realized        Dividends
                                 Beginning     Income     (Losses) on       Total From   Investment      Capital           and
                                 of Period     (Loss)     Investments       Operations     Income         Gains       Distributions
                                 ---------   ----------   -----------       ----------   ----------   -------------   -------------
C Shares
 Period Ended September 30,
 2005*                            $12.20       $ 0.05       $(0.09)           $(0.04)      $(0.04)       $   --          $(0.04)
 Period Ended March 31,
 2005*****                         12.12         0.05         0.23              0.28        (0.08)        (0.12)          (0.20)
 Year Ended May 31, 2004           11.82         0.05(a)      0.32(a)           0.37        (0.07)           --           (0.07)
 Year Ended May 31, 2003           12.07         0.08        (0.22)            (0.14)       (0.11)           --           (0.11)
 Year Ended May 31, 2002           13.07         0.10        (0.65)            (0.55)       (0.11)        (0.34)          (0.45)
 Year Ended May 31, 2001           13.27         0.16         0.11              0.27        (0.17)        (0.30)          (0.47)
 Year Ended May 31, 2000           13.17         0.17         0.33              0.50        (0.16)        (0.24)          (0.40)
LIFE VISION AGGRESSIVE GROWTH FUND(l)(m)
I Shares
 Period Ended September 30,
 2005*                             11.07         0.02(a)      0.43              0.45        (0.02)           --           (0.02)
 Period Ended March 31, 2005       10.25         0.12         0.82              0.94        (0.12)           --           (0.12)
 Year Ended May 31, 2004            8.55         0.04(a)      1.70(a)           1.74        (0.04)**         --           (0.04)**
 Year Ended May 31, 2003            9.57         0.03        (1.02)            (0.99)       (0.03)           --           (0.03)
 Year Ended May 31, 2002           10.31         0.02        (0.74)            (0.72)       (0.02)           --           (0.02)
 Year Ended May 31, 2001           11.61         0.11         0.23              0.34        (0.12)        (1.52)          (1.64)
 Year Ended May 31, 2000           11.31         0.05         0.74              0.79        (0.05)        (0.44)          (0.49)
A Shares
 Period Ended September 30,
 2005*                             11.05           --(a)      0.42              0.42           --            --              --
 Period Ended March 31, 2005       10.23         0.09         0.82              0.91        (0.09)           --           (0.09)
 Period Ended May 31, 2004(n)       9.46        (0.01)(a)     0.81(a)           0.80        (0.03)           --           (0.03)
C Shares
 Period Ended September 30,
 2005*(o)                          11.07        (0.02)(a)     0.47              0.45           --            --              --
B Shares
 Period Ended September 30,
 2005*                             10.98        (0.03)(a)     0.42              0.39           --            --              --
 Period Ended March 31, 2005       10.18         0.06         0.80              0.86        (0.06)           --           (0.06)
 Year Ended May 31, 2004            8.53        (0.04)(a)     1.70(a)           1.66        (0.01)           --           (0.01)
 Period Ended May 31, 2003(p)       7.23        (0.01)        1.31              1.30           --            --              --
LIFE VISION CONSERVATIVE FUND(l)(m)
I Shares
 Period Ended September 30,
 2005*                             11.09         0.14         0.12              0.26        (0.14)           --           (0.14)
 Period Ended March 31, 2005       10.87         0.28         0.28              0.56        (0.30)        (0.04)          (0.34)
 Period Ended May 31, 2004(q)      10.71         0.15(a)      0.14(a)           0.29        (0.13)           --           (0.13)
A Shares
 Period Ended September 30,
 2005*                             11.09         0.12         0.12              0.24        (0.12)           --           (0.12)
 Period Ended March 31, 2005       10.86         0.24         0.29              0.53        (0.26)        (0.04)          (0.30)
 Period Ended May 31, 2004(r)      10.68         0.12(a)      0.18(a)           0.30        (0.12)           --           (0.12)
C Shares
 Period Ended September 30,
 2005*(o)                          11.08         0.13         0.12              0.25        (0.12)           --           (0.12)
B Shares
 Period Ended September 30,
 2005*                             11.09         0.10         0.12              0.22        (0.10)           --           (0.10)
 Period Ended March 31, 2005       10.86         0.20         0.29              0.49        (0.22)        (0.04)          (0.26)
 Year Ended May 31, 2004           10.43         0.17(a)      0.39(a)           0.56        (0.13)           --           (0.13)
 Period Ended May 31, 2003(p)      10.00         0.01         0.42              0.43           --            --              --

                                                                                Ratio of
                                                                    Ratio of       Net            Ratio of
                                                                      Net      Investment       Expenses to
                                   Net                              Expenses     Income           Average
                                  Assets                               to       (Loss) to        Net Assets
                                  Value,              Net Assets    Average      Average         (Excluding       Portfolio
                                  End of    Total       End of        Net          Net          Waivers and       Turnover
                                  Period   Return+   Period (000)   Assets++    Assets++     Reimbursements)++      Rate
                                  ------   -------   ------------   --------   -----------   ------------------   ---------
C Shares
 Period Ended September 30,
 2005*                            $12.12    (0.35)%   $   37,830      1.99%        0.62%            2.02%             61%
 Period Ended March 31,
 2005*****                         12.20     2.29         46,026      2.00         0.66             2.05             140
 Year Ended May 31, 2004           12.12     3.12         65,435      2.09         0.42             2.18             116
 Year Ended May 31, 2003           11.82    (1.15)        67,567      2.09         0.67             2.18             102
 Year Ended May 31, 2002           12.07    (4.33)        74,880      2.09         0.71             2.16              95
 Year Ended May 31, 2001           13.07     2.11         67,824      2.07         1.18             2.15              99
 Year Ended May 31, 2000           13.27     3.88         64,322      2.03         1.33             2.18             182
LIFE VISION AGGRESSIVE GROWTH FUND(l)(m)
I Shares
 Period Ended September 30,
 2005*                             11.50     4.03         45,164      0.23         0.33             0.32              16
 Period Ended March 31, 2005       11.07     9.15         43,283      0.21         1.32             0.34              29
 Year Ended May 31, 2004           10.25    20.34         38,468      0.25         0.39             0.39              44
 Year Ended May 31, 2003            8.55   (10.36)        28,681      0.25         0.33             0.40              50
 Year Ended May 31, 2002            9.57    (6.96)        34,398      0.25         0.17             0.41             101
 Year Ended May 31, 2001           10.31     3.07         23,936      0.25         1.05             0.43             202
 Year Ended May 31, 2000           11.61     7.25         18,412      0.25         0.48             0.44             183
A Shares
 Period Ended September 30,
 2005*                             11.47     3.80          2,090      0.55         0.03             0.75              16
 Period Ended March 31, 2005       11.05     8.90          2,080      0.55         1.20             1.01              29
 Period Ended May 31, 2004(n)      10.23     8.43            867      0.51        (0.24)            5.15              44
C Shares
 Period Ended September 30,
 2005*(o)                          11.52     3.50            657      1.11        (0.37)            1.27              16
B Shares
 Period Ended September 30,
 2005*                             11.37     3.55          5,628      1.03        (0.47)            1.24              16
 Period Ended March 31, 2005       10.98     8.44          5,452      1.03         0.53             1.40              29
 Year Ended May 31, 2004           10.18    19.49          4,367      1.00        (0.36)            1.95              44
 Period Ended May 31, 2003(p)       8.53    18.03          1,052      0.89        (0.86)            1.36              50
LIFE VISION CONSERVATIVE FUND(l)(m)
I Shares
 Period Ended September 30,
 2005*                             11.21     2.35          2,427      0.21         2.90             0.62              12
 Period Ended March 31, 2005       11.09     5.18            414      0.17         3.29             1.52             121
 Period Ended May 31, 2004(q)      10.87     2.68             30      0.25         2.41            85.33+++          138
A Shares
 Period Ended September 30,
 2005*                             11.21     2.19          1,252      0.57         2.46             0.99              12
 Period Ended March 31, 2005       11.09     4.88            606      0.56         2.61             1.51             121
 Period Ended May 31, 2004(r)      10.86     2.82            474      0.57         2.06             4.00             138
C Shares
 Period Ended September 30,
 2005*(o)                          11.21     2.15            673      0.80         2.24             1.63              12
B Shares
 Period Ended September 30,
 2005*                             11.21     1.97          5,321      0.99         2.03             1.55              12
 Period Ended March 31, 2005       11.09     4.50          5,635      0.96         2.22             1.67             121
 Year Ended May 31, 2004           10.86     5.38          5,012      0.95         1.54             1.81             138
 Period Ended May 31, 2003(p)      10.43     4.30            800      0.92         0.85             1.39             160

      See Notes to Financial Highlights and Notes to Financial Statements.

FINANCIAL HIGHLIGHTS
STI CLASSIC FUNDS Selected Data For a Share of Beneficial Interest Outstanding Throughout the Periods Indicated.


                                                              Net
                                                           Realized
                                                              and                        Dividends    Distributions
                                 Net Asset      Net       Unrealized                        from          from            Total
                                  Value,     Investment      Gains                          Net         Realized        Dividends
                                 Beginning     Income     (Losses) on       Total From   Investment      Capital           and
                                 of Period     (Loss)     Investments       Operations     Income         Gains       Distributions
                                 ---------   ----------   -----------       ----------   ----------   -------------   -------------
LIFE VISION GROWTH AND INCOME FUND(l)(m)
I Shares
 Period Ended September 30,
 2005*                            $11.41       $ 0.06       $ 0.33            $ 0.39       $(0.06)       $   --          $(0.06)
 Period Ended March 31, 2005       10.76         0.16         0.67              0.83        (0.18)           --           (0.18)
 Year Ended May 31, 2004            9.33         0.14(a)      1.43(a)           1.57        (0.14)           --           (0.14)
 Year Ended May 31, 2003            9.98         0.13        (0.65)            (0.52)       (0.13)           --           (0.13)
 Year Ended May 31, 2002           10.42         0.12        (0.43)            (0.31)       (0.13)           --           (0.13)
 Year Ended May 31, 2001           10.50         0.24         0.40              0.64        (0.25)        (0.47)          (0.72)
 Year Ended May 31, 2000           10.33         0.07         0.52              0.59        (0.17)        (0.25)          (0.42)
A Shares
 Period Ended September 30,
 2005*                             11.39         0.05         0.34              0.39        (0.05)           --           (0.05)
 Period Ended March 31, 2005       10.75         0.13         0.66              0.79        (0.15)           --           (0.15)
 Period Ended May 31, 2004(s)      10.18         0.06(a)      0.58(a)           0.64        (0.07)           --           (0.07)
C Shares
 Period Ended September 30,
 2005*(o)                          11.41         0.03         0.30              0.33        (0.03)           --           (0.03)
B Shares
 Period Ended September 30,
 2005*                             11.39         0.02         0.34              0.36        (0.02)           --           (0.02)
 Period Ended March 31, 2005       10.74         0.08         0.67              0.75        (0.10)           --           (0.10)
 Year Ended May 31, 2004            9.34         0.07(a)      1.42(a)           1.49        (0.09)           --           (0.09)
 Period Ended May 31, 2003(p)       8.10         0.02         1.24              1.26        (0.02)           --           (0.02)
LIFE VISION MODERATE GROWTH
 FUND(l)(m)
I Shares
 Period Ended September 30,
 2005*                             10.49         0.10         0.22              0.32        (0.09)           --           (0.09)
 Period Ended March 31, 2005       10.06         0.20         0.50              0.70        (0.22)        (0.05)          (0.27)
 Year Ended May 31, 2004            9.02         0.16(a)      1.04(a)           1.20        (0.16)           --           (0.16)
 Year Ended May 31, 2003            9.40         0.16        (0.38)            (0.22)       (0.16)           --           (0.16)
 Year Ended May 31, 2002            9.73         0.17        (0.32)            (0.15)       (0.18)           --           (0.18)
 Year Ended May 31, 2001           10.61         0.32         0.20              0.52        (0.34)        (1.06)          (1.40)
 Year Ended May 31, 2000           10.80         0.33         0.13              0.46        (0.21)        (0.44)          (0.65)
A Shares
 Period Ended September 30,
 2005*                             10.48         0.09         0.22              0.31        (0.08)           --           (0.08)
 Period Ended March 31, 2005       10.05         0.17         0.50              0.67        (0.19)        (0.05)          (0.24)
 Period Ended May 31, 2004(t)       9.58         0.10(a)      0.45(a)           0.55        (0.08)           --           (0.08)
C Shares
 Period Ended September 30,
 2005*(o)                          10.49         0.08         0.19              0.27        (0.07)           --           (0.07)
B Shares
 Period Ended September 30,
 2005*                             10.46         0.07         0.21              0.28        (0.06)           --           (0.06)
 Period Ended March 31, 2005       10.03         0.13         0.50              0.63        (0.15)        (0.05)          (0.20)
 Year Ended May 31, 2004            9.00         0.09(a)      1.04(a)           1.13        (0.10)           --           (0.10)
 Period Ended May 31, 2003(p)       8.05         0.03         0.95              0.98        (0.03)           --           (0.03)

                                                                                Ratio of
                                                                    Ratio of       Net            Ratio of
                                                                      Net      Investment       Expenses to
                                   Net                              Expenses     Income           Average
                                  Assets                               to       (Loss) to        Net Assets
                                  Value,              Net Assets    Average      Average         (Excluding       Portfolio
                                  End of    Total       End of        Net          Net          Waivers and       Turnover
                                  Period   Return+   Period (000)   Assets++    Assets++     Reimbursements)++      Rate
                                  ------   -------   ------------   --------   -----------   ------------------   ---------
LIFE VISION GROWTH AND INCOME FUND(l)(m)
I Shares
 Period Ended September 30,
 2005*                            $11.74     3.45%    $   88,378      0.21%        1.13%            0.29%             15%
 Period Ended March 31, 2005       11.41     7.77         87,520      0.22         1.82             0.33              59
 Year Ended May 31, 2004           10.76    16.92         75,083      0.25         1.38             0.36              97
 Year Ended May 31, 2003            9.33    (5.16)        59,449      0.25         1.46             0.37             139
 Year Ended May 31, 2002            9.98    (2.97)        77,395      0.25         1.25             0.39             166
 Year Ended May 31, 2001           10.42     6.31         37,550      0.25         2.41             0.39             286
 Year Ended May 31, 2000           10.50     5.81         30,473      0.25         1.77             0.42             189
A Shares
 Period Ended September 30,
 2005*                             11.73     3.39          4,897      0.55         0.82             0.70              15
 Period Ended March 31, 2005       11.39     7.37          3,575      0.57         1.55             0.91              59
 Period Ended May 31, 2004(s)      10.75     6.32          1,426      0.56         1.04             1.95              97
C Shares
 Period Ended September 30,
 2005*(o)                          11.71     2.48          1,343      1.09         0.39             1.23              15
B Shares
 Period Ended September 30,
 2005*                             11.73     3.16         17,340      1.00         0.34             1.20              15
 Period Ended March 31, 2005       11.39     7.00         16,641      1.01         1.05             1.34              59
 Year Ended May 31, 2004           10.74    15.99         13,060      1.00         0.63             1.61              97
 Period Ended May 31, 2003(p)       9.34    15.57          2,017      0.90         0.39             1.34             139
LIFE VISION MODERATE GROWTH
 FUND(l)(m)
I Shares
 Period Ended September 30,
 2005*                             10.72     3.10        138,104      0.20         1.82             0.27              18
 Period Ended March 31, 2005       10.49     6.98        132,522      0.21         2.32             0.32              83
 Year Ended May 31, 2004           10.06    13.35        121,659      0.25         1.65             0.36             109
 Year Ended May 31, 2003            9.02    (2.21)        93,722      0.25         1.87             0.36             101
 Year Ended May 31, 2002            9.40    (1.52)        88,592      0.25         1.81             0.36             202
 Year Ended May 31, 2001            9.73     5.28         73,429      0.25         3.04             0.37             247
 Year Ended May 31, 2000           10.61     4.46         69,622      0.25         2.19             0.37             151
A Shares
 Period Ended September 30,
 2005*                             10.71     2.98          7,367      0.47         1.56             0.70              18
 Period Ended March 31, 2005       10.48     6.74          8,161      0.47         2.13             0.87              83
 Period Ended May 31, 2004(t)      10.05     5.79          3,541      0.55         1.49             1.27             109
C Shares
 Period Ended September 30,
 2005*(o)                          10.69     2.25          1,005      1.04         1.07             1.23              18
B Shares
 Period Ended September 30,
 2005*                             10.68     2.67         14,985      0.92         1.10             1.19              18
 Period Ended March 31, 2005       10.46     6.28         14,797      0.92         1.59             1.35              83
 Year Ended May 31, 2004           10.03    12.66         13,236      1.00         0.91             1.56             109
 Period Ended May 31, 2003(p)       9.00    12.22          2,691      0.91         0.93             1.34             101

      See Notes to Financial Highlights and Notes to Financial Statements.

NOTES TO FINANCIAL HIGHLIGHTS

*    Unaudited.

**   Amount represents less than $0.005.

***  Includes return of capital of $0.003.

**** Includes redemption fees of $0.01.

*****Effective June 1, 2004, the Balanced Fund adopted a change in the amortization and accretion methodology on fixed income securities. (See
     Note 2.) The cumulative effect of this change in methodology was immaterial.

+ Total return excludes sales charge. Not annualized for periods less than one year.

++   Annualized for periods less than one year.

+++ Ratio reflects the impact of the initial low level of average net assets associated with commencement of operations.

(a)  Per share data calculated using average shares outstanding method.

(b)  Commenced operations on February 23, 2004.

(c)  Commenced operations on February 27, 2004.

(d)  Commenced operations on November 30, 2001.

(e)  Commenced operations on October 27, 2003.

(f)  Commenced operations on October 14, 2003.

(g)  Commenced operations on December 12, 1999.

(h)  Commenced operations on October 9, 2003.

(i)  Commenced operations on August 7, 2003.

(j)  Commenced operations on October 8, 2003.

(k)  Commenced operations on October 13, 2003.

(l) The Life Vision Funds and its shareholders indirectly bear a pro rata share of the expenses of the underlying STI Classic Funds. The expense ratios do not include such expenses.

(m) Recognition of net investment income by the Life Vision Funds is affected by the timing of the declaration of dividends by the STI Classic Funds in which the Life Vision Funds invest.

(n)  Commenced operations on October 16, 2003.

(o)  Commenced operations on April 1, 2005.

(p)  Commenced operations on March 11, 2003.

(q)  Commenced operations on November 6, 2003.

(r)  Commenced operations on November 11, 2003.

(s)  Commenced operations on November 5, 2003.

(t)  Commenced operations on October 10, 2003.

NOTES TO FINANCIAL STATEMENTS
STI CLASSIC FUNDS  September 30, 2005
(Unaudited)

1. Organization

The STI Classic Funds (the "Trust") was organized as a Massachusetts business trust under a Declaration of Trust dated January 15, 1992. The Trust is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company offering 53 funds as of September 30, 2005. The financial statements presented herein are those of the Aggressive Growth Stock Fund, the Capital Appreciation Fund, the Emerging Growth Stock Fund, the International Equity Fund, the International Equity Index Fund, the Large Cap Relative Value Fund (formerly the Growth and Income Fund), the Large Cap Value Equity Fund (formerly the Value Income Stock Fund), the Mid-Cap Equity Fund, the Mid-Cap Value Equity Fund, the Quality Growth Stock Fund (formerly the Tax Sensitive Growth Stock Fund), the Small Cap Growth Stock Fund, the Small Cap Value Equity Fund, the Strategic Quantitative Equity Fund, the Balanced Fund, the Life Vision Aggressive Growth Fund, the Life Vision Conservative Fund, the Life Vision Growth and Income Fund and the Life Vision Moderate Growth Fund (each a "Fund" and collectively the "Funds"). The Funds may offer the following share classes: I Shares (formerly T Shares), A Shares and C Shares (formerly L Shares). The Life Vision Aggressive Growth Fund, the Life Vision Conservative Fund, the Life Vision Growth and Income Fund and the Life Vision Moderate Growth Fund (the "Life Vision Funds") may offer the following share classes: I Shares (formerly T Shares), A Shares, C Shares (formerly L Shares) and B Shares. The Trust is authorized to issue an unlimited number of shares without par value. Shareholders have no preemptive rights. The financial statements of the remaining funds are presented separately. The assets of each Fund are segregated, and a shareholder's interest is limited to the Fund in which shares are held. The Funds' prospectus provides a description of the Funds' investment objectives, policies and strategies.

Effective August 1, 2005, investors are not able to make new purchases of Class B Shares, except through dividend or distribution reinvestments in Class B Shares and exchanges of Class B Shares for Class B Shares of another Fund.

Effective April 30, 2004, the Small Cap Value Equity Fund was closed to new investors.

Under the Trust's organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. In addition, in the normal course of business, the Trust enters into contracts with its vendors and others that provide for general indemnifications. The Trust's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Trust. However, based on experience, the Trust expects that risk of loss to be remote.

2. Significant Accounting Policies

The following is a summary of significant accounting policies followed by the Trust in the preparation of its financial statements. These policies are in conformity with accounting principles generally accepted in the United States of America ("GAAP"). The preparation of financial statements in accordance with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. The actual results could differ from these estimates.

     Security Valuation -- Securities listed on a securities exchange, market or automated quotation system for which quotations are readily available (except for securities traded on NASDAQ), including securities traded over the counter, are valued at the last quoted sale price on the primary exchange or market (foreign or domestic) on which they are traded on valuation date (or at approximately 4:00 pm Eastern Time if a security's primary exchange is normally open at that time), or, if there is no such reported sale on the valuation date, at the most recent quoted bid price. For securities traded on NASDAQ, the NASDAQ Official Closing Price will be used. If available, debt securities are priced based upon valuations provided by independent, third-party pricing agents. Such values generally reflect the last reported sale price if the security is actively traded. The third-party pricing agents may also value debt securities at an evaluated bid price by employing methodologies that utilize actual market transactions, broker-supplied

STI CLASSIC FUNDS  September 30, 2005
(Unaudited)

     valuations, or other methodologies designed to identify the market value for such securities. Debt obligations with remaining maturities of sixty days or less may be valued at their amortized cost, which approximates market value. The prices for foreign securities are reported in local currency and converted to U.S. dollars at the exchange rate of such currencies against the U.S. dollar, as of the close of regular trading on the New York Stock Exchange (usually 4:00 pm Eastern Time), as provided by an independent pricing service approved by the Funds' Board of Trustees (the "Board"). If a security price cannot be obtained from an independent, third-party pricing agent, the Funds' accounting agent will seek to obtain a bid price from at least one independent broker.

     Securities for which market prices are not "readily available" are valued in accordance with Fair Value Procedures established by the Board. The Funds' Fair Value Procedures are performed and monitored by a Fair Value Committee (the "Committee") designated by the Board. Some of the more common reasons that may necessitate that a security be valued using Fair Value Procedures include, but are not limited to: the security's trading has been halted or suspended; the security has been de-listed from a national exchange; the security's primary trading market is temporarily closed at a time when under normal conditions it would be open; or the security's primary pricing source is not able or willing to provide a price. When a security is valued in accordance with the Fair Value Procedures, the Committee determines the value after taking into consideration relevant information reasonably available to the Committee.

     For securities that principally trade on a foreign market or exchange, a significant gap in time can exist between the time of a particular security's last trade and the time at which a Fund calculates its net asset value. The closing prices of such securities may no longer reflect their market value at the time the Fund calculates net asset value if an event that could materially affect the value of those securities (a "Significant Event") has occurred between the time of the security's last close and the time that the Fund calculates net asset value. A Significant Event may relate to a single issuer or to an entire market sector. If the adviser or sub-adviser of a Fund becomes aware of a Significant Event that has occurred with respect to a security or group of securities after the closing of the exchange or market on which the security or securities principally trade, but before the time at which the Fund calculates net asset value, it shall immediately notify the Funds' administrator and may preauthorize the Funds' administrator to utilize a pricing service authorized by the Board (a "Fair Value Pricing Service") that has been designed to determine a fair value. On a day when a Fair Value Pricing Service is so utilized pursuant to a preauthorization, the Committee need not meet. If the adviser or sub-adviser does not pre-authorize the Fund's administrator to utilize a Fair Value Pricing Service, the adviser or sub-adviser will request that a Fair Value Committee Meeting be called. In addition, the Funds' administrator monitors price movements among certain selected indices, securities and/or baskets of securities that may be an indicator that the closing prices received earlier from foreign exchanges or markets may not reflect market value at the time the Fund calculates net asset value. If price movements in a monitored index or security exceed levels established by the Funds ("Trigger Points"), the Funds may use a systematic valuation model provided by an independent third party to fair value their international equity securities.

     The assets of the Life Vision Funds consist of investments in underlying affiliated investment companies, which are valued at their respective daily net asset values.

     Security Transactions and Investment Income -- Security transactions are accounted for no later than one business day after trade date. However, for financial reporting purposes, securities transactions are reported on trade date. Interest income is recognized on an accrual basis. Costs used in determining net realized gains and losses on the sales of investment securities are those of the specific securities sold, adjusted for the accretion or amortization of purchase discounts or premiums during the respective holding period. Dividend income is recorded on the ex-dividend date.

     Effective June 1, 2004, the Balanced Fund changed its amortization and accretion methodology on premiums and discounts on fixed income securities in order to conform more closely to Internal Revenue Code requirements. The cumulative effect of the accounting change had no impact on total net assets, but

STI CLASSIC FUNDS  September 30, 2005
(Unaudited)

     resulted in an increase in interest income of $96,628 and a decrease in unrealized appreciation/(depreciation) of $96,628. The statement of changes in net assets and financial highlights for prior periods have not been restated to reflect this change in accounting methodology.

     Repurchase Agreements -- The Funds may purchase instruments from financial institutions, such as banks and broker-dealers, subject to the seller's agreement to repurchase them at an agreed upon time and price ("repurchase agreement"). A third party custodian bank takes possession of the underlying securities ("collateral") of a repurchase agreement, the value of which exceeds the principal amount of the repurchase transaction, including accrued interest. In the event of default on the obligation to repurchase, each Fund has the right to liquidate the collateral and apply the proceeds in satisfaction of the obligation. In the event of default or bankruptcy by the counterparty to the agreement, realization and/or retention of the collateral or proceeds may be subject to legal proceedings.

     Redemption Fees -- A redemption fee will be imposed on shares redeemed within seven days of purchase (60 days or less for the International Equity and International Equity Index Funds) unless the redemption is excluded under the Funds' Redemption Fee Policy. For the six months ended September 30, 2005, the Aggressive Growth Stock, Capital Appreciation, International Equity, International Equity Index, Large Cap Relative Value, Large Cap Value Equity, Mid-Cap Equity, Mid-Cap Value Equity, Quality Growth Stock, Small Cap Growth Stock, Small Cap Value Equity and Balanced Funds collected redemption fees which are disclosed on the Statements of Changes in Net Assets. Redemption Fees are recorded as an addition to paid-in-capital.

     Foreign Currency Translation -- The books and records of the International Equity and the International Equity Index Funds are maintained in U.S. dollars on the following basis: (i) market value of investment securities, assets and liabilities at the current rate of exchange; and (ii) purchases and sales of investment securities, income and expenses at the relevant rates of exchange prevailing on the respective dates of such transactions.

     The International Equity and the International Equity Index Funds do not isolate the portion of operations resulting from changes in foreign exchange rates on investments from fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments and foreign currencies.

     Forward Foreign Currency Contracts -- The International Equity and the International Equity Index Funds may enter into forward foreign currency contracts as hedges against either specific transactions, fund positions or anticipated fund positions. All commitments are "marked-to-market" daily at the applicable foreign exchange rate, and any resulting unrealized gains or losses are recorded currently. The Fund realizes gains and losses at the time forward contracts are extinguished. Unrealized gains or losses on outstanding positions in forward foreign currency contracts held at the close of the year are recognized as ordinary income or loss for Federal income tax purposes. As of September 30, 2005, there were no open forward foreign currency contracts.

     TBA Purchase Commitments -- The Balanced Fund may enter into "TBA" (To Be Announced) purchase commitments to purchase securities for a fixed price at a future date beyond customary settlement time. TBA purchase commitments may be considered securities in themselves, and involve a risk of loss if the value of the security to be purchased declines prior to settlement date. Unsettled TBA purchase commitments are valued at the current market value of the underlying securities, generally according to the procedures described under "Security Valuation."

     Restricted Securities -- Certain of the Funds' investments are restricted as to resale. As of September 30, 2005, all of these restricted securities have been deemed liquid by the Funds' advisers based upon procedures approved by the Board.

STI CLASSIC FUNDS  September 30, 2005
(Unaudited)

     Expenses -- Expenses that are directly related to a specific Fund are charged to that Fund. Class specific expenses, such as distribution fees, are borne by that class. Other operating expenses of the Trust are pro-rated to the Funds on the basis of relative net assets or another appropriate basis.

     In addition to the Funds' direct expenses, shareholders of the Life Vision Funds also bear a proportionate share of the underlying Funds' expenses.

     Classes -- Income, non-class specific expenses and realized/unrealized gains and losses are allocated to the respective classes on the basis of the relative daily net assets.

     Dividends and Distributions to Shareholders -- Dividends and distributions to shareholders are recorded on the ex-dividend date. Dividends from net investment income, if any, are declared and paid each calendar quarter by the Equity Funds, except for the International Equity and the International Equity Index Funds, which distribute income annually. Any net realized capital gains on sales of securities are distributed to shareholders at least annually. However, to the extent that net realized capital gains can be offset by capital loss carryovers, such gains will not be distributed.

     The amounts of dividends from net investment income and of distributions from net realized gains are determined in accordance with federal income tax regulations, which may differ from GAAP. These "book/tax" differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature (i.e. foreign currency transactions), such amounts are reclassified within the composition of net assets based on their federal tax-basis treatment; temporary differences do not require reclassification.

     Compensating Balances -- If a Fund has a cash overdraft in excess of $100,000 it is required to leave 110% in compensating balance with SunTrust Bank, a wholly owned subsidiary of SunTrust Banks, Inc., on the following day. If a Fund has a positive cash balance in excess of $100,000 it is allowed to overdraw 90% of the balance with SunTrust Bank on the following business day. This does not apply to the International Equity Fund or International Equity Index Fund.

3. Agreements and Other Transactions with Affiliates

     Investment Advisory Agreement -- The Trust and Trusco Capital Management, Inc. (the "Investment Adviser"), a wholly owned subsidiary of SunTrust Banks, Inc., have entered into advisory agreements.

     Under revised terms of the agreements dated August 1, 2005, the Funds charged the following annual fees which are computed daily and paid monthly based upon average daily net assets. Net fees paid are for the period August 1, 2005 through September 30, 2005:

                                                                    Maximum Annual   Net Fees
                                                                     Advisory Fee      Paid
                                                                    --------------   --------
      Aggressive Growth Stock Fund................................       1.10%         1.09%
      Capital Appreciation Fund...................................       0.92          0.92
      Emerging Growth Stock Fund..................................       1.10          1.10
      International Equity Fund...................................       1.15          1.14
      International Equity Index Fund.............................       0.50          0.50
      Large Cap Relative Value Fund...............................       0.83          0.83
      Large Cap Value Equity Fund.................................       0.78          0.78
      Mid-Cap Equity Fund.........................................       1.00          1.00
      Mid-Cap Value Equity Fund...................................       1.00          1.00
      Quality Growth Stock Fund...................................       0.85          0.85
      Small Cap Growth Stock Fund.................................       1.12          1.12
      Small Cap Value Equity Fund.................................       1.13          1.13

STI CLASSIC FUNDS  September 30, 2005
(Unaudited)

                                                                    Maximum Annual   Net Fees
                                                                     Advisory Fee      Paid
                                                                    --------------   --------
      Strategic Quantitative Equity Fund..........................       0.85%         0.85%
      Balanced Fund...............................................       0.85          0.85
      Life Vision Aggressive Growth Fund..........................       0.10          0.10
      Life Vision Conservative Fund...............................       0.10            --
      Life Vision Growth and Income Fund..........................       0.10          0.10
      Life Vision Moderate Growth Fund............................       0.10          0.10

     Breakpoints will be used in computing the advisory fee. The full fee will be charged on average daily net assets of each Fund up to $500 million, a discount of 5% on the next $500 million, and a discount of 10% over $1 billion.

     The Investment Adviser has voluntarily or contractually agreed to waive all or a portion of its fees. Voluntary fee waivers may be terminated at any time. The Investment Adviser has contractually agreed, until August 1, 2006, to waive fees and/or reimburse each Fund to the extent necessary to maintain each Fund's Total Fund Operating Expenses as noted below:

                                                                               Total Operating
                                                                                   Expense
                                                                               ---------------
      Aggressive Growth Stock Fund................................  I Shares        1.22%
      Aggressive Growth Stock Fund................................  A Shares        1.52
      Aggressive Growth Stock Fund................................  C Shares        2.22
      Emerging Growth Stock Fund..................................  I Shares        1.22
      Emerging Growth Stock Fund..................................  A Shares        1.52
      Emerging Growth Stock Fund..................................  C Shares        2.22
      Life Vision Aggressive Growth Fund..........................  I Shares        0.20
      Life Vision Aggressive Growth Fund..........................  A Shares        0.50
      Life Vision Aggressive Growth Fund..........................  C Shares        1.20
      Life Vision Aggressive Growth Fund..........................  B Shares        0.95
      Life Vision Conservative Fund...............................  I Shares        0.20
      Life Vision Conservative Fund...............................  A Shares        0.50
      Life Vision Conservative Fund...............................  C Shares        1.20
      Life Vision Conservative Fund...............................  B Shares        0.95
      Life Vision Growth and Income Fund..........................  I Shares        0.20
      Life Vision Growth and Income Fund..........................  A Shares        0.50
      Life Vision Growth and Income Fund..........................  C Shares        1.20
      Life Vision Growth and Income Fund..........................  B Shares        0.95
      Life Vision Moderate Growth Fund............................  I Shares        0.20
      Life Vision Moderate Growth Fund............................  A Shares        0.50
      Life Vision Moderate Growth Fund............................  C Shares        1.20
      Life Vision Moderate Growth Fund............................  B Shares        0.95

STI CLASSIC FUNDS  September 30, 2005
(Unaudited)

     Prior to August 1, 2005, the Funds charged the following annual fees which were computed daily and paid monthly based upon average daily net assets. Net fees paid are for the period April 1, 2005 through July 31, 2005:

                                                                    Maximum
                                                                     Annual
                                                                    Advisory   Net Fees
                                                                      Fee        Paid
                                                                    --------   --------
      Aggressive Growth Stock Fund................................    1.25%      1.06%
      Capital Appreciation Fund...................................    1.15       1.14
      Emerging Growth Stock Fund..................................    1.25       1.12
      International Equity Fund...................................    1.25       1.25
      International Equity Index Fund.............................    0.90       0.84
      Large Cap Relative Value Fund...............................    0.90       0.90
      Large Cap Value Equity Fund.................................    0.80       0.80
      Mid-Cap Equity Fund.........................................    1.15       1.15
      Mid-Cap Value Equity Fund...................................    1.25       1.18
      Quality Growth Stock Fund...................................    1.15       1.11
      Small Cap Growth Stock Fund.................................    1.15       1.15
      Small Cap Value Equity Fund.................................    1.15       1.15
      Strategic Quantitative Equity Fund..........................    1.15       1.00
      Balanced Fund...............................................    0.95       0.92
      Life Vision Aggressive Growth Fund..........................    0.25       0.12
      Life Vision Conservative Fund...............................    0.25         --
      Life Vision Growth and Income Fund..........................    0.25       0.14
      Life Vision Moderate Growth Fund............................    0.25       0.16

     Administration, Fund Accounting and Transfer Agency Agreement -- The Trust and BISYS Fund Services Ohio, Inc. (the "Administrator") are parties to a Master Services Agreement, under which the Administrator provides administrative, fund accounting and transfer agent services for an annual fee (expressed as a percentage of the combined average daily net assets of the Trust and STI Classic Variable Trust) of: 0.0275% up to $25 billion, 0.0225% on the next $5 billion and 0.0175% for over $30 billion plus an additional class fee of $2,500 per class per annum, applicable to each additional class of shares over 145 classes of shares. The Administrator has agreed to voluntarily waive a portion of its fees, which are shown on the Statements of Operations.

     Per the Master Services Agreement, the Administrator has agreed to pay a total of $325,000 per annum towards the insurance premiums payable annually by the Trust and the STI Classic Variable Trust. $300,000 will be paid towards the premium for the Directors and Officers Liability/Errors and Omissions Insurance Policy, and $25,000 will be paid towards the premium for the Fidelity Bond Policy.

     Distribution Agreement -- The Trust and BISYS Fund Services Limited Partnership (the "Distributor") are parties to a Distribution Agreement. The Distributor will receive no fees for its distribution services under the agreement for the I Shares of any Fund. With respect to the A Shares, C Shares and B Shares, the Distributor receives amounts, pursuant to a Distribution Plan and (in the case of C Shares and B Shares) a Distribution and Service Plan, based upon average daily net assets of each respective class which are

STI CLASSIC FUNDS  September 30, 2005
(Unaudited)

     computed daily and paid monthly, as outlined in the tables below for the period August 1, 2005 through September 30, 2005:

                                                                   Board Approved    Board Approved     Board Approved
                                                                    and Charged       and Charged        and Charged
                                                                      A Share           C Share            B Share
                                                                    Distribution      Distribution       Distribution
                                                                        Fee         and Service Fee    and Service Fee
                                                                   --------------   ----------------   ----------------
      Aggressive Growth Stock Fund...............................       0.30%             1.00%              N/A
      Capital Appreciation Fund..................................       0.30              1.00               N/A
      Emerging Growth Stock Fund.................................       0.30              1.00               N/A
      International Equity Fund..................................       0.30              1.00               N/A
      International Equity Index Fund............................       0.30              1.00               N/A
      Large Cap Relative Value Fund..............................       0.25              1.00               N/A
      Large Cap Value Equity Fund................................       0.30              1.00               N/A
      Mid-Cap Equity Fund........................................       0.30              1.00               N/A
      Mid-Cap Value Equity Fund..................................       0.30              1.00               N/A
      Quality Growth Stock Fund..................................       0.30              1.00               N/A
      Small Cap Growth Stock Fund................................       0.30              1.00               N/A
      Small Cap Value Equity Fund................................       0.25              0.25               N/A
      Strategic Quantitative Equity Fund.........................       0.25              1.00               N/A
      Balanced Fund..............................................       0.28              1.00               N/A
      Life Vision Aggressive Growth Fund.........................       0.30              1.00              0.75%
      Life Vision Conservative Fund..............................       0.30              1.00              0.75
      Life Vision Growth and Income Fund.........................       0.30              1.00              0.75
      Life Vision Moderate Growth Fund...........................       0.30              1.00              0.75

     Prior to August 1, 2005, the Distributor received no fees for its distribution services under the agreement for the I Shares of any Fund. With respect to the A Shares, C Shares and B Shares, the Distributor receives amounts, pursuant to a Distribution Plan and (in the case of C Shares and B Shares) a Distribution and Service Plan, based upon average daily net assets of each respective class which are computed daily and paid monthly, as outlined in the tables below for the period April 1, 2005 through July 31, 2005:

                                                                           Maximum                   Maximum
                                                 Maximum                   C Share                   B Share
                                                 A Share                 Distribution              Distribution
                                               Distribution   Net Fees       and        Net Fees       and        Net Fees
                                                   Fee          Paid     Service Fee      Paid     Service Fee      Paid
                                               ------------   --------   ------------   --------   ------------   --------
      Aggressive Growth Stock Fund...........      0.35%        0.35%        1.00%        0.92%        N/A          N/A
      Capital Appreciation Fund..............      0.68         0.68         1.00         1.00         N/A          N/A
      Emerging Growth Stock Fund.............      0.35         0.35         1.00         0.88         N/A          N/A
      International Equity Fund..............      0.33         0.33         1.00         1.00         N/A          N/A
      International Equity Index Fund........      0.38         0.38         1.00         1.00         N/A          N/A
      Large Cap Relative Value Fund..........      0.25         0.23         1.00         0.98         N/A          N/A
      Large Cap Value Equity Fund............      0.33         0.33         1.00         1.00         N/A          N/A
      Mid-Cap Equity Fund....................      0.43         0.43         1.00         1.00         N/A          N/A
      Mid-Cap Value Equity Fund..............      0.40         0.40         1.00         0.70         N/A          N/A
      Quality Growth Stock Fund..............      0.40         0.40         1.00         1.00         N/A          N/A
      Small Cap Growth Stock Fund............      0.50         0.40         1.00         1.00         N/A          N/A
      Small Cap Value Equity Fund............      0.33         0.25         1.00         0.25         N/A          N/A

STI CLASSIC FUNDS  September 30, 2005
(Unaudited)

                                                                           Maximum                   Maximum
                                                 Maximum                   C Share                   B Share
                                                 A Share                 Distribution              Distribution
                                               Distribution   Net Fees       and        Net Fees       and        Net Fees
                                                   Fee          Paid     Service Fee      Paid     Service Fee      Paid
                                               ------------   --------   ------------   --------   ------------   --------
      Strategic Quantitative Equity Fund.....      0.25%        0.25%        1.00%        1.00%        N/A          N/A
      Balanced Fund..........................      0.28         0.28         1.00         1.00         N/A          N/A
      Life Vision Aggressive Growth Fund.....      0.50         0.34         1.00         0.78        1.00%        0.83%
      Life Vision Conservative Fund..........      0.40         0.40         1.00         0.28        1.00         0.80
      Life Vision Growth and Income Fund.....      0.50         0.36         1.00         0.78        1.00         0.81
      Life Vision Moderate Growth Fund.......      0.50         0.24         1.00         0.75        1.00         0.69

     Transfer Agency Agreement -- The Trust and SunTrust Securities, Inc. ("STS"), a wholly-owned subsidiary of SunTrust Banks, Inc., are parties to an agreement under which STS provides certain transfer agency account activity processing and servicing. The transfer agency service fees are based upon a monthly per account charge for the total shareholder accounts at the Trust's transfer agent. These fees are presented on the Statements of Operations as Transfer Agent Fees.

     Custodian Agreements -- SunTrust Bank acts as Custodian for all of the Funds except the International Equity Fund and the International Equity Index Fund, which utilize Brown Brothers Harriman & Co. as Custodian. Custodians are paid on the basis of the net assets and transaction costs of the Funds. The Custodians play no role in determining the investment policies of the Trust or which securities are to be purchased or sold in the Funds.

     Other -- Certain officers of the Trust are also officers of the Adviser, Administrator and/or the Distributor. Such officers receive no fees from the Trust for serving as officers of the Trust. Each of the nine trustees are compensated annually $43,000 ($387,000 total) and the Chairman of the Board receives $50,000 annually in meeting and retainer fees, plus the reimbursement for certain expenses incurred. If the trustees take part in a special telephonic meeting, the Chairman receives an additional $2,500 and each trustee receives an additional $2,000. Several trustees are also part of an Audit Committee and/or a Governance and Nominating Committee. Each trustee that is part of one of these committees receives a fee of $1,000 per meeting attended and the Chairman of each Committee receives $1,500. Trusco Capital Management, Inc. provides an employee to serve as Chief Compliance Officer for the Trust and provide certain related services, and receives an annual fee for this service of $120,000. In addition, the Administrator provides an employee and staff to assist the Chief Compliance Officer for the Trust, including providing certain related services, and will receive a fee for these services of $150,000. Both fees are allocated across the assets of the Trust and the STI Classic Variable Trust. For the period ended September 30, 2005, the total related amounts paid by the Trust were $257,203.

     During the six months ended June 30, 2005, the Administrator reimbursed the International Equity Fund and the International Equity Index Fund $5,582 and $2,871, respectively for redemption fees that were not collected on shareholder redemptions. This reimbursement did not have a material effect on either Fund's total return during the period.

     The Trust has entered into an agreement with SunTrust Robinson Humphrey, a division of SunTrust Capital Markets, Inc., which is a direct non-bank subsidiary of SunTrust Banks, Inc., to act as an agent in placing repurchase agreements for the Trust. For the period ended September 30, 2005, the following

STI CLASSIC FUNDS  September 30, 2005
(Unaudited)

     Funds paid SunTrust Robinson Humphrey, through a reduction in the yield earned by the Funds on those repurchase agreements (in thousands):

                                                                     Fees
                                                                     ----
      Aggressive Growth Stock Fund................................   $ 2
      Capital Appreciation Fund...................................    60
      Emerging Growth Stock Fund..................................     1
      Large Cap Value Equity Fund.................................    34
      Mid-Cap Equity Fund.........................................     5
      Quality Growth Stock Fund...................................     3
      Small Cap Growth Stock Fund.................................    11
      Small Cap Value Equity Fund.................................    11
      Strategic Quantitative Equity Fund..........................     1
      Balanced Fund...............................................    10

4. Investment Transactions

The cost of purchases and the proceeds from sales and maturities of securities, excluding short-term investments and U.S. government securities, for the period ended September 30, 2005, were as follows (in thousands):

                                                                                Sales and
                                                                    Purchases   Maturities
                                                                    ---------   ----------
      Aggressive Growth Stock Fund................................  $ 28,751     $ 12,844
      Capital Appreciation Fund...................................   677,312      758,164
      Emerging Growth Stock Fund..................................    20,308       13,903
      International Equity Fund...................................   324,156      161,761
      International Equity Index Fund.............................    81,889       25,201
      Large Cap Relative Value Fund...............................   461,340      300,967
      Large Cap Value Equity Fund.................................   497,838      509,966
      Mid-Cap Equity Fund.........................................   223,056      178,316
      Mid-Cap Value Equity Fund...................................   160,422      173,793
      Quality Growth Stock Fund...................................    64,413       93,240
      Small Cap Growth Stock Fund.................................   695,661      487,557
      Small Cap Value Equity Fund.................................   204,786      296,258
      Strategic Quantitative Equity Fund..........................   300,140      248,800
      Balanced Fund...............................................    66,015      101,218
      Life Vision Aggressive Growth Fund..........................     8,770        7,955
      Life Vision Conservative Fund...............................     3,593          977
      Life Vision Growth and Income Fund..........................    15,978       16,047
      Life Vision Moderate Growth Fund............................    26,984       27,472

The cost of purchases and proceeds from sales and maturities of long-term U.S. government securities for the Balanced Fund during the period ended September 30, 2005, in thousands, was $196,680 and $171,223, respectively.

5. Federal Tax Policies and Information

It is the policy of each Fund to continue to qualify as a regulated investment company by complying with the provisions available to certain investment companies as defined in applicable sections of the Internal Revenue Code, and to make distributions from net investment income and from net realized gains sufficient to relieve

STI CLASSIC FUNDS  September 30, 2005
(Unaudited)

it from all, or substantially all, federal income taxes. Withholding taxes on foreign dividends have been paid or provided for in accordance with applicable country's tax rules and rates.

At September 30, 2005, the total cost of securities and the net realized gains or losses on securities sold for Federal income tax purposes were different from amounts reported for financial reporting purposes generally due to wash sales which cannot be used for Federal income tax purposes in the current year and have been deferred for use in future years. The Federal tax cost and aggregate gross unrealized appreciation and depreciation for securities held by the Funds at September 30, 2005, are presented on each Fund's Schedule of Portfolio Investments.

As of the latest tax year end of March 31, 2005, the following Funds had net capital loss carryovers to offset future net capital gains, if any, to the extent provided by the Treasury regulations. To the extent that these carryovers are used to offset future gains, it is probable that the gains so offset will not be distributed to shareholders:

                                                                                Expires
                                                  -------------------------------------------------------------------
Fund                                                  2009          2010          2011          2012          2013
----                                              ------------   -----------   -----------   -----------   ----------
Aggressive Growth Stock Fund....................  $         --   $        --   $        --   $        --   $1,339,243
Emerging Growth Stock Fund......................            --            --            --            --    1,159,257
International Equity Fund.......................            --    25,360,036    31,153,227    17,050,472           --
International Equity Index Fund.................     6,233,544    23,826,667    16,546,202     9,206,816    3,126,633
Mid-Cap Equity Fund.............................            --            --    11,268,526            --           --
Large Cap Value Equity Fund.....................    57,515,859            --    28,941,704            --           --
Quality Growth Stock Fund.......................   149,034,772    52,652,948     9,526,873            --           --
Life Vision Aggressive Growth Fund..............            --            --            --        52,107           --
Life Vision Growth and Income Fund..............            --            --       140,164     1,043,152           --

Amounts designated as "--" are either $0 or have been rounded to $0.

6. Concentrations/Risks

The International Equity and International Equity Index Funds invest in securities of foreign issuers in various countries. These investments may involve certain considerations and risks not typically associated with investments in the United States as result of, among other factors, the possibility of future political and economic developments and the level of governmental supervision and regulation of securities markets in the respective countries.

7. Securities Lending

The Capital Appreciation Fund, International Equity Fund, International Equity Index Fund, Large Cap Relative Value Fund, Large Cap Value Equity Fund, Mid-Cap Equity Fund, Mid-Cap Value Equity Fund, Quality Growth Stock Fund, Small Cap Growth Stock Fund, Small Cap Value Equity Fund and Balanced Fund may lend portfolio securities to brokers, dealers and other financial organizations that meet capital and other credit requirements or other criteria established by the Trust's Board. These loans may not exceed either (i) 50% of the sum of the market value of all securities of the Fund and the market value of the loan collateral or (ii) 33.33% of the total market value of all securities of the Fund. No Fund will lend portfolio securities to its investment adviser, sub-adviser, or its affiliates unless it has applied for and received specific authority to do so from the Securities and Exchange Commission. Loans of portfolio securities will be fully collateralized by cash. The value of the collateral is at least 100% of the market value of the securities loaned. However, due to market fluctuations during the day, the value of securities loaned on a particular day may, during the course of the day, exceed the value of collateral. On each business day, the amount of collateral is adjusted based on the prior day's market fluctuations and the current day's lending activity. Income from lending activity is determined by the amount of interest earned on collateral, less any amounts payable to the

NOTES TO FINANCIAL STATEMENTS (concluded)
STI CLASSIC FUNDS  September 30, 2005
(Unaudited)

borrowers of the securities and the lending agent. Lending securities involves certain risks, including the risk that the Fund may be delayed or prevented from recovering the collateral if the borrower fails to return the securities.

Cash collateral received in connection with securities lending is invested in the CSFB Enhanced Liquidity Portfolio (the "Portfolio"). This investment consists of money market instruments including money market mutual funds registered under the Investment Company Act of 1940, commercial paper, repurchase agreements, U.S. Treasury Bills and U.S. Agency Obligations. At September 30, 2005, the Portfolio was invested in money market mutual funds, certificates of deposit, commercial paper, repurchase agreements, U.S. Agency Obligations and corporate bonds (with interest rates ranging from 3.63% to 4.12% and maturity dates ranging from 10/03/05 to 09/15/11).

The Funds paid fees for security lending from the period ended September 30, 2005, which have been netted against the Security Lending Income on the Statement of Operations. These fees are presented below (in thousands):

                                                               Fees
                                                               ----
Capital Appreciation Fund...................................   $46
International Equity Fund...................................    85
International Equity Index Fund.............................    84
Large Cap Relative Value Fund...............................    71
Large Cap Value Equity Fund.................................    17
Mid-Cap Equity Fund.........................................    30
Mid-Cap Value Equity Fund...................................     5
Quality Growth Stock Fund...................................     1
Small Cap Growth Stock Fund.................................    44
Small Cap Value Equity Fund.................................     7
Balanced Fund...............................................    21

TRUSTEES AND OFFICERS OF THE STI CLASSIC FUNDS
(Unaudited)
Information pertaining to the trustees of the Trust is set forth below. Trustees who are not deemed to be "interested persons" of the Trust as defined in the 1940 Act are referred to as "Independent Trustees." Trustees who are deemed to be "interested persons" of the Trust are referred to as "Interested Trustees." Messrs. Courts and Ridley are Trustees who may be deemed to be "interested persons" of the Trust.
--------------------------------------------------------------------------------

                                                                                          NUMBER OF
                                                                                        PORTFOLIOS IN
                                          TERM OF                                          THE STI
                         POSITION(S)     OFFICE AND                PRINCIPAL            FUND COMPLEX               OTHER
     NAME, ADDRESS,       HELD WITH      LENGTH OF               OCCUPATION(S)           OVERSEEN BY           DIRECTORSHIPS
     DATE OF BIRTH        THE GROUP     TIME SERVED         DURING THE PAST 5 YEARS        TRUSTEE            HELD BY TRUSTEE
------------------------------------------------------------------------------------------------------------------------------------
INTERESTED TRUSTEES*:
Richard W. Courts, II     Trustee      Indefinite;      Chairman, Atlantic Investment        60         Cousins Properties, Inc.;
3435 Stelzer Road                      since November   Company                                         Genuine Parts Company;
Columbus, OH 43219                     2001                                                             Piedmont Medical Center;
DOB 01/18/36                                                                                            SunTrust Bank; Courts
                                                                                                        Foundation; J. Bulow
                                                                                                        Campbell Foundation
------------------------------------------------------------------------------------------------------------------------------------
Clarence H. Ridley        Trustee      Indefinite;      Chairman, Haverty Furniture          60         Crawford & Co.
3435 Stelzer Road                      since November   Companies; Partner, King and
Columbus, OH 43219                     2001             Spaulding LLP (law firm) (1977
DOB 06/03/42                                            to 2000)
------------------------------------------------------------------------------------------------------------------------------------
INDEPENDENT TRUSTEES:
Thomas Gallagher          Trustee      Indefinite;      President, CEO, Genuine Parts        60         NAPA; Genuine Parts Company;
3435 Stelzer Road                      since May 2000   Company                                         Stone Mountain Industrial
Columbus, OH 43219                                                                                      Park; The Lovett School;
DOB 11/25/47                                                                                            Oxford Industries, Inc.
------------------------------------------------------------------------------------------------------------------------------------
F. Wendell Gooch          Trustee      Indefinite;      Retired                              60         SEI Family of Funds
3435 Stelzer Road                      since May 1992
Columbus, OH 43219
DOB 12/03/32
------------------------------------------------------------------------------------------------------------------------------------
Connie D. McDaniel        Trustee      Indefinite;      Vice President and Controller,       60         None
3435 Stelzer Road                      since May 2005   The Coca-Cola Company
Columbus, OH 43219
DOB 04/10/58
------------------------------------------------------------------------------------------------------------------------------------
James O. Robbins          Trustee      Indefinite;      President, CEO, Cox                  60         Cox Communications; National
3435 Stelzer Road                      since May 2000   Communications, Inc.                            Cable and Telecommunications
Columbus, OH 43219                                                                                      Association; Discovery
DOB 07/04/42                                                                                            Channel; Cable Labs; C-SPAN;
                                                                                                        St. Paul's School
------------------------------------------------------------------------------------------------------------------------------------
Jonathan T. Walton        Trustee      Indefinite;      Retired                              60         Detroit Riverfront
3435 Stelzer Road                      since February                                                   Conservancy
Columbus, OH 43219                     1998
DOB 03/28/30
------------------------------------------------------------------------------------------------------------------------------------
Sidney E. Harris          Trustee      Indefinite;      Professor (since 2004) and Dean      60         ServiceMaster Company; Total
3435 Stelzer Road                      since November   (1997-2004), J. Mack Robinson                   System Services, Inc.;
Columbus, OH 43219                     2004             College of Business, Georgia                    Transamerica Investors, Inc.
DOB 07/21/49                                            State University                                (13 Mutual Funds)
------------------------------------------------------------------------------------------------------------------------------------
Warren Y. Jobe            Trustee      Indefinite;      Retired. EVP, Georgia Power          60         WellPoint, Inc.; UniSource
3435 Stelzer Road                      since November   Company and SVP, Southern                       Energy Corp.; HomeBanc Corp.
Columbus, OH 43219                     2004             Company (1998-2001)
DOB 11/12/40
------------------------------------------------------------------------------------------------------------------------------------
Charles D. Winslow        Trustee      Indefinite;      Retired. Formerly Partner,           60         None
3435 Stelzer Road                      since November   Accenture (consulting)
Columbus, OH 43219                     2004
DOB 07/13/35
------------------------------------------------------------------------------------------------------------------------------------

* Mr. Courts may be deemed an Interested Trustee because of his directorships with affiliates of the Adviser. Mr. Ridley may be deemed an Interested Trustee because of a material business relationship with the parent of the Adviser.

(Unaudited)

                                                       TERM OF
                              POSITION(S)            OFFICE AND
     NAME, ADDRESS,            HELD WITH              LENGTH OF                         PRINCIPAL OCCUPATION(S)
     DATE OF BIRTH             THE GROUP             TIME SERVED                        DURING THE PAST 5 YEARS
--------------------------------------------------------------------------------------------------------------------------------
OFFICERS:
R. Jeffrey Young           President            One-year;               Senior Vice President, Relationship Management, BISYS
3435 Stelzer Road                               since July 2004         Fund Services (since 2002); Vice President, Client
Columbus, OH 43219                                                      Services, BISYS Fund Services; (1997-2002)
DOB 08/22/64
--------------------------------------------------------------------------------------------------------------------------------
Deborah A. Lamb            Executive Vice       One-year;               Chief Compliance Officer and Executive Vice President,
50 Hurt Plaza              President,           since September 2004;   STI Classic Funds and Variable Trust (2004-present);
Atlanta, GA 30303          Assistant            since November 2003;    Managing Director, Trusco Capital Management, Inc.
DOB 10/02/52               Secretary; Chief     since August 2004       (since 2003); President, Investment Industry
                           Compliance Officer   (respectively)          Consultants, LLC (since 2000); Director of Compliance,
                                                                        INVESCO, Inc. (1995-2000)
--------------------------------------------------------------------------------------------------------------------------------
David L. Hughes            Treasurer, Chief     One-year;               Vice President, Fund Administration, BISYS Fund Services
3435 Stelzer Road          Financial Officer    since May 2005          (since 2005); Assistant Vice President, Evergreen
Columbus, OH 43219                                                      Investments (2000-2004); Fund Accounting Manager,
DOB 01/25/63                                                            Fidelity Investments (1998-2000)
--------------------------------------------------------------------------------------------------------------------------------
Cynthia J. Surprise        Secretary and        One-year;               Senior Counsel, Legal Services, BISYS Fund Services
3435 Stelzer Road          Chief Legal          since February 2005     (since 2004); Director and Counsel, Investors Bank &
Columbus, OH 43219         Officer                                      Trust Company (1999-2004)
DOB 07/08/46
--------------------------------------------------------------------------------------------------------------------------------
Alaina V. Metz             Assistant            One-year;               Vice President, Blue Sky Compliance, BISYS Fund Services
3435 Stelzer Road          Secretary            Since July 2004         (since 2002); Chief Administrative Officer, Blue Sky
Columbus, OH 43219                                                      Compliance, BISYS Fund Services (1995-2002)
DOB 04/07/67
--------------------------------------------------------------------------------------------------------------------------------
Jennifer English           Assistant            One-year;               Assistant Counsel, Legal Services, BISYS Fund Services
3435 Stelzer Road          Secretary            Since November 2005*    (since 2005); Assistant Counsel, PFPC, Inc. (2002-2005);
Columbus, OH 43219                                                      Associate Legal Product Manager, Fidelity Investments
DOB 03/05/72                                                            (2001); Regulatory Specialist, Wellington Management
                                                                        Company, LLP (1998-2001)
--------------------------------------------------------------------------------------------------------------------------------
Marc Parsons               Assistant            One-year;               Counsel, Legal Services, BISYS Fund Services (since
3435 Stelzer Road          Secretary            Since November 2005*    2004); Counsel, MetLife Advisors, LLC (2000-2004)
Columbus, OH 43219
DOB 09/27/69
--------------------------------------------------------------------------------------------------------------------------------

* Elected at the Board of Trustees meeting November 18, 2005.

ADDITIONAL INFORMATION
BOARD CONSIDERATION AND APPROVAL OF INVESTMENT ADVISORY AGREEMENTS

The continuance of the Trust's investment advisory agreements with Trusco Capital Management, Inc. (the "Adviser") must be specifically approved at least annually (i) by the vote of the Trustees or by a vote of the shareholders of the Funds and (ii) by the vote of a majority of the Trustees who are not parties to the agreements or "interested persons" of any party thereto, as defined in the Investment Company Act 1940, cast in person at a meeting called for the purpose of voting on such approval. Each year, the Board of Trustees calls and holds a meeting to decide whether to renew the Trust's advisory agreements for the upcoming year. In preparation for the meeting, the Board requests and reviews a wide variety of information from the Adviser. The Trustees use this information, as well as other information that the Adviser and other service providers may submit to the Board, to help them decide whether to renew the agreements for another year.

In considering the renewal of the agreements this year, the Board requested and received material from the Adviser in preparation for a special meeting of the Board held on April 25, 2005, and requested and reviewed additional material from the Adviser in preparation for its quarterly meeting held on May 17, 2005, at which it specifically considered the renewal of the agreements. Such material included, among other things, information about: (a) the quality of the Adviser's investment management and other services; (b) the Adviser's investment management personnel; (c) the Adviser's operations and financial condition; (d) the Adviser's brokerage practices (including any soft dollar arrangements) and investment strategies; (e) the level of the advisory fees that the Adviser charges the Funds compared with the fees it charges to comparable mutual funds or accounts; (f) the Funds' overall fees and operating expenses compared with similar mutual funds; (g) the level of the Adviser's profitability from their Fund-related operations; (h) the Adviser's compliance systems; (i) the Adviser's policies and procedures for personal securities transactions; (j) the Adviser's reputation, expertise and resources in domestic financial markets; and (k) the Funds' performance compared with similar mutual funds. At the meetings, representatives from the Adviser presented additional oral and written information to the Board to help the Board evaluate the Adviser's fees and other aspects of the agreements.

Of particular focus at the meetings was the Adviser's proposed reduction in advisory fees for several of the Funds and the proposed introduction of breakpoints into the fee schedules to ensure continued reduction in advisory fees as the Funds experience economies of scale. The Board considered the Adviser's stated goals, which are to meet regulatory guidelines, increase marketability, reduce shareholder expenses, and enhance performance. The Board reviewed a presentation regarding the current and proposed fees compared to the Lipper median advisory fees. The Board noted that the proposed fee structure would help to bring the Funds' advisory fees more in line with the Lipper medians and would be expected to be the primary mechanism for achieving comparable expenses.

In addition, the Board focused on the performance of the Funds, including any periods of outperformance or underperformance compared to relevant benchmarks and Lipper peer group categories. In evaluating performance, the Board received and reviewed information regarding the composition of the peer group and selection criteria, as well as market risk and shareholder risk expectations for each Fund. The Board considered all of the information provided by the Adviser regarding the Funds' performance and noted the Adviser's explanation regarding performance issues resulting from the current investment environment.

Based on the Board's deliberations and its evaluation of the information described above, the Board, including all of the Independent Trustees, unanimously: (a) concluded that terms of the agreements are fair and reasonable;
(b) concluded that the Adviser's fees are reasonable in light of the services that the Adviser provides to the Trust; and (c) agreed to renew the agreements for another year.

The Board made these determinations on the basis of the following considerations, among others:

- The agreements reflect a decrease in the advisory fees for several of the Funds, did not increase the advisory fees for the remaining Funds and, in combination with contractual expense caps for the Funds, result in an overall decrease in expense levels.

- The advisory fees payable to the Adviser under the agreements are fair and reasonable in light of the services to be provided, the anticipated costs of these services, the profitability of the Adviser's relationship with the Funds, as well as the profitability of other asset management companies, and the comparability of the proposed fees to those paid by comparable mutual funds.

- The nature, quality and extent of the investment advisory services provided by the Adviser in light of the high quality services provided to the other mutual funds advised by the Adviser and their historic performance. The Board's opinion was also based on the periodic reports it receives from the Adviser regarding adherence to investment policies and restrictions, policies on personal securities transactions, and compliance policies and procedures generally.

- The performance of each Fund relative to its peer group and appropriate indices/benchmarks and in light of total return, yield, and market trends.

- The Adviser's representation regarding its staffing and capabilities to manage the Funds, including the retention of personnel with significant portfolio management experience.

- The nature, quality and extent of the administrative and other non-investment management services provided to the Funds by the Adviser.

- The Adviser's entrepreneurial commitment to the management and success of the Funds, which could entail a substantial commitment of resources to the successful operation of the Funds.

- The overall quality of the personnel, operations, financial condition, investment management capabilities, methodologies, and performance of the Adviser.

(Unaudited)
Expense Examples

As a Fund shareholder, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchases, reinvested dividends, or other distributions; redemption fees; and exchange fees; (2) ongoing costs, including management fees; distribution [and/or service] 12b-1 fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in a Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from April 1, 2005 through September 30, 2005.

Actual Expenses

The table below provides information about actual account values and actual expenses. You may use the information below, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

                                                       Beginning           Ending           Expense Paid          Expense Ratio
                                                     Account Value        Account          During Period*        During Period**
                                                       04/01/05        Value 09/30/05     04/01/05-09/30/05     04/01/05-09/30/05
                                                     -------------     --------------     -----------------     -----------------
Aggressive Growth Stock Fund........    I Shares       $1,000.00         $1,087.00              $6.38                 1.22%
                                        A Shares        1,000.00          1,086.40               8.11                 1.55
                                        C Shares        1,000.00          1,082.80              11.33                 2.17
Capital Appreciation Fund...........    I Shares        1,000.00            993.50               5.65                 1.13
                                        A Shares        1,000.00            991.40               8.44                 1.69
                                        C Shares        1,000.00            988.20              10.67                 2.14
Emerging Growth Stock Fund..........    I Shares        1,000.00          1,131.10               6.36                 1.19
                                        A Shares        1,000.00          1,129.60               8.17                 1.53
                                        C Shares        1,000.00          1,125.90              11.30                 2.12
International Equity Fund...........    I Shares        1,000.00          1,094.30               6.93                 1.32
                                        A Shares        1,000.00          1,092.80               8.66                 1.65
                                        C Shares        1,000.00          1,089.90              12.21                 2.33
International Equity Index Fund.....    I Shares        1,000.00          1,089.60               4.56                 0.87
                                        A Shares        1,000.00          1,088.30               6.49                 1.24
                                        C Shares        1,000.00          1,084.90               9.83                 1.88
Large Cap Relative Value Fund.......    I Shares        1,000.00          1,048.00               4.77                 0.93
                                        A Shares        1,000.00          1,046.50               5.95                 1.16
                                        C Shares        1,000.00          1,043.30               9.83                 1.92
Large Cap Value Equity Fund.........    I Shares        1,000.00          1,011.30               4.34                 0.86
                                        A Shares        1,000.00          1,008.90               5.94                 1.18
                                        C Shares        1,000.00          1,006.60               9.36                 1.86
Mid-Cap Equity Fund.................    I Shares        1,000.00          1,111.80               6.14                 1.16
                                        A Shares        1,000.00          1,110.20               8.20                 1.55
                                        C Shares        1,000.00          1,106.40              11.46                 2.17
Mid-Cap Value Equity Fund...........    I Shares        1,000.00          1,060.80               6.15                 1.19
                                        A Shares        1,000.00          1,059.20               8.00                 1.55
                                        C Shares        1,000.00          1,057.20              10.26                 1.99
Quality Growth Stock Fund...........    I Shares        1,000.00          1,041.30               5.83                 1.14
                                        A Shares        1,000.00          1,039.20               7.62                 1.49
                                        C Shares        1,000.00          1,035.90              10.97                 2.15
Small Cap Growth Stock Fund.........    I Shares        1,000.00          1,103.60               6.33                 1.20
                                        A Shares        1,000.00          1,101.20               8.27                 1.57
                                        C Shares        1,000.00          1,097.80              11.57                 2.20
Small Cap Value Equity Fund.........    I Shares        1,000.00          1,106.90               6.39                 1.21
                                        A Shares        1,000.00          1,106.30               7.71                 1.46
                                        C Shares        1,000.00          1,105.80               7.71                 1.46

(Unaudited)

                                                       Beginning           Ending           Expense Paid          Expense Ratio
                                                     Account Value        Account          During Period*        During Period**
                                                       04/01/05        Value 09/30/05     04/01/05-09/30/05     04/01/05-09/30/05
                                                     -------------     --------------     -----------------     -----------------
Strategic Quantitative Equity
  Fund..............................    I Shares       $1,000.00         $1,072.50              $5.51                 1.06%
                                        A Shares        1,000.00          1,071.30               6.70                 1.29
                                        C Shares        1,000.00          1,067.50              10.68                 2.06
Balanced Fund.......................    I Shares        1,000.00          1,002.20               4.97                 0.99
                                        A Shares        1,000.00          1,000.70               6.37                 1.27
                                        C Shares        1,000.00            996.50               9.96                 1.99
Life Vision Aggressive Growth
  Fund..............................    I Shares        1,000.00          1,040.30               1.18                 0.23
                                        A Shares        1,000.00          1,038.00               2.81                 0.55
                                        C Shares        1,000.00          1,035.00               5.66                 1.11
                                        B Shares        1,000.00          1,035.50               5.26                 1.03
Life Vision Conservative Fund.......    I Shares        1,000.00          1,023.50               1.07                 0.21
                                        A Shares        1,000.00          1,021.90               2.89                 0.57
                                        C Shares        1,000.00          1,021.50               4.05                 0.80
                                        B Shares        1,000.00          1,019.70               5.01                 0.99
Life Vision Growth and Income
  Fund..............................    I Shares        1,000.00          1,034.50               1.07                 0.21
                                        A Shares        1,000.00          1,033.90               2.80                 0.55
                                        C Shares        1,000.00          1,024.80               5.53                 1.09
                                        B Shares        1,000.00          1,031.60               5.09                 1.00
Life Vision Moderate Growth Fund....    I Shares        1,000.00          1,031.00               1.02                 0.20
                                        A Shares        1,000.00          1,029.80               2.39                 0.47
                                        C Shares        1,000.00          1,022.50               5.27                 1.04
                                        B Shares        1,000.00          1,026.70               4.67                 0.92

---------------

* Expenses are equal to the average account value times the Fund's annualized expense ratio multiplied by the number of days in the most recent fiscal half-year divided by the number of days in the fiscal year.

** Annualized.

Hypothetical Example

The table below provides information about hypothetical account values and hypothetical expenses based on a Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

                                                        Beginning          Ending           Expense Paid          Expense Ratio
                                                      Account Value     Account Value      During Period*        During Period**
                                                        04/01/05          09/30/05        04/01/05-09/30/05     04/01/05-09/30/05
                                                      -------------     -------------     -----------------     -----------------
Aggressive Growth Stock Fund.........    I Shares       $1,000.00         $1,018.95             $6.17                 1.22%
                                         A Shares        1,000.00          1,017.30              7.84                 1.55
                                         C Shares        1,000.00          1,014.19             10.96                 2.17
Capital Appreciation Fund............    I Shares        1,000.00          1,019.40              5.72                 1.13
                                         A Shares        1,000.00          1,016.60              8.54                 1.69
                                         C Shares        1,000.00          1,014.34             10.81                 2.14
Emerging Growth Stock Fund...........    I Shares        1,000.00          1,019.10              6.02                 1.19
                                         A Shares        1,000.00          1,017.40              7.74                 1.53
                                         C Shares        1,000.00          1,014.44             10.71                 2.12

(Unaudited)

                                                        Beginning          Ending           Expense Paid          Expense Ratio
                                                      Account Value     Account Value      During Period*        During Period**
                                                        04/01/05          09/30/05        04/01/05-09/30/05     04/01/05-09/30/05
                                                      -------------     -------------     -----------------     -----------------
International Equity Fund............    I Shares       $1,000.00         $1,018.45             $6.68                 1.32%
                                         A Shares        1,000.00          1,016.80              8.34                 1.65
                                         C Shares        1,000.00          1,013.39             11.76                 2.33
International Equity Index Fund......    I Shares        1,000.00          1,020.71              4.41                 0.87
                                         A Shares        1,000.00          1,018.85              6.28                 1.24
                                         C Shares        1,000.00          1,015.64              9.50                 1.88
Large Cap Relative Value Fund........    I Shares        1,000.00          1,020.41              4.71                 0.93
                                         A Shares        1,000.00          1,019.25              5.87                 1.16
                                         C Shares        1,000.00          1,015.44              9.70                 1.92
Large Cap Value Equity Fund..........    I Shares        1,000.00          1,020.76              4.36                 0.86
                                         A Shares        1,000.00          1,019.15              5.97                 1.18
                                         C Shares        1,000.00          1,015.74              9.40                 1.86
Mid-Cap Equity Fund..................    I Shares        1,000.00          1,019.25              5.87                 1.16
                                         A Shares        1,000.00          1,017.30              7.84                 1.55
                                         C Shares        1,000.00          1,014.19             10.96                 2.17
Mid-Cap Value Equity Fund............    I Shares        1,000.00          1,019.10              6.02                 1.19
                                         A Shares        1,000.00          1,017.30              7.84                 1.55
                                         C Shares        1,000.00          1,015.09             10.05                 1.99
Quality Growth Stock Fund............    I Shares        1,000.00          1,019.35              5.77                 1.14
                                         A Shares        1,000.00          1,017.60              7.54                 1.49
                                         C Shares        1,000.00          1,014.29             10.86                 2.15
Small Cap Growth Stock Fund..........    I Shares        1,000.00          1,019.05              6.07                 1.20
                                         A Shares        1,000.00          1,017.20              7.94                 1.57
                                         C Shares        1,000.00          1,014.04             11.11                 2.20
Small Cap Value Equity Fund..........    I Shares        1,000.00          1,019.00              6.12                 1.21
                                         A Shares        1,000.00          1,017.75              7.38                 1.46
                                         C Shares        1,000.00          1,017.75              7.38                 1.46
Strategic Quantitative Equity Fund...    I Shares        1,000.00          1,019.75              5.37                 1.06
                                         A Shares        1,000.00          1,018.60              6.53                 1.29
                                         C Shares        1,000.00          1,014.74             10.40                 2.06
Balanced Fund........................    I Shares        1,000.00          1,020.10              5.01                 0.99
                                         A Shares        1,000.00          1,018.70              6.43                 1.27
                                         C Shares        1,000.00          1,015.09             10.05                 1.99
Life Vision Aggressive Growth Fund...    I Shares        1,000.00          1,023.92              1.17                 0.23
                                         A Shares        1,000.00          1,022.31              2.79                 0.55
                                         C Shares        1,000.00          1,019.50              5.62                 1.11
                                         B Shares        1,000.00          1,019.90              5.22                 1.03
Life Vision Conservative Fund........    I Shares        1,000.00          1,024.02              1.07                 0.21
                                         A Shares        1,000.00          1,022.21              2.89                 0.57
                                         C Shares        1,000.00          1,021.06              4.05                 0.80
                                         B Shares        1,000.00          1,020.10              5.01                 0.99
Life Vision Growth and Income Fund...    I Shares        1,000.00          1,024.02              1.07                 0.21
                                         A Shares        1,000.00          1,022.31              2.79                 0.55
                                         C Shares        1,000.00          1,019.60              5.52                 1.09
                                         B Shares        1,000.00          1,020.05              5.06                 1.00
Life Vision Moderate Growth Fund.....    I Shares        1,000.00          1,024.07              1.01                 0.20
                                         A Shares        1,000.00          1,022.71              2.38                 0.47
                                         C Shares        1,000.00          1,019.85              5.27                 1.04
                                         B Shares        1,000.00          1,020.46              4.66                 0.92

(Unaudited)

---------------

* Expenses are equal to the average account value times the Fund's annualized expense ratio multiplied by the number of days in the most recent fiscal half-year divided by the number of days in the fiscal year.

** Annualized.

PROXY VOTING

Information regarding the policies and procedures that the Funds use to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling 1-800-428-6970. The information also is included in the Funds' Statement of Additional Information, which is available on the Funds' website at www.sticlassicfunds.com and on the Securities and Exchange Commission's website at www.sec.gov.

Information relating to how each Fund voted proxies relating to portfolio securities held during the most recent twelve months ended June 30 is available on the Funds' website at www.sticlassicfunds.com and on the Securities and Exchange Commission's website at www.sec.gov.

PORTFOLIO HOLDINGS INFORMATION

The Funds file a complete list of their portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available free of charge on the Securities and Exchange Commission's website at www.sec.gov. You may also review or, for a fee, copy those documents by visiting the Securities and Exchange Commission's Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling the Securities and Exchange Commission at 1-800-SEC-0330.

                               Investment Adviser:
                         Trusco Capital Management, Inc.

             This information must be preceded or accompanied by a
                 current prospectus for each Fund described. An investor should consider the Fund's investment objectives, risks, charges and expenses carefully
                before investing or sending money. This and other
              important information about STI Classic Funds can be
                 found in the Fund's prospectus. For additional
              information please call 1-800-428-6970, option 1, or
                 visit www.sticlassicfunds.com. Please read the
                     prospectus carefully before investing.

                                  Distributor:
                     BISYS Fund Services Limited Partnership

              Not FDIC Insured - No Bank Guarantee - May Lose Value



                            [STI CLASSIC FUNDS LOGO]


                                                                    STI-SAE-0905
                                                                           12/05

                            2005 SEMI-ANNUAL REPORT
                          ---------------------------
                          BOND AND MONEY MARKET FUNDS















                                                              September 30, 2005





                            [STI CLASSIC FUNDS LOGO]

TABLE OF CONTENTS
-------------------------------------------------------------------------------
STI CLASSIC FUNDS September 30, 2005

President and Chief Investment Officer Letter to Shareholders ............    1

Industry Allocation ......................................................    3

Schedules of Portfolio Investments .......................................    7
Statements of Assets and Liabilities .....................................  116
Statements of Operations .................................................  121
Statements of Changes in Net Assets ......................................  126
Financial Highlights .....................................................  152
Notes to Financial Statements ............................................  165
Trustees and Officers of the STI Classic Funds ...........................  180
Additional Information ...................................................  182

PRESIDENT AND CIO LETTER TO SHAREHOLDERS
--------------------------------------------------------------------------------
SEPTEMBER 30, 2005

Dear Valued Shareholders of the STI Classic Funds,

During the past six months, the financial markets have climbed the proverbial wall of worry. Concerns of weakening growth prospects, challenged further by the growing headwinds of rising energy costs, potential energy shortages, and fears of endless Federal Reserve (the "Fed") interest rate hikes affected the markets. In the end, equities and bonds improved broadly; the S&P 500 gained 5.0% on a total return basis for the six months ended September 30, 2005 and the Lehman Brothers Aggregate Bond Index added 2.3%.

Events can define our understanding and interpretation of time, and the horror, devastation, and aftermath of Hurricanes Katrina and Rita cast a negative tone to the period. Our thoughts and prayers go out to the thousands of people who have been lost or displaced, and our heartfelt gratitude goes to all those who gave, and are giving, their time and resources to ease the suffering and repair the damage. But within this suffering there were also some positive developments and trends evident during the period as well.

An important backdrop to the past six months was the continued, though gradual, improvement in the economy. Job growth remained steady and actually accelerated in the third quarter prior to the hurricanes, fueling income and spending growth. Industrial orders and output increased and inventory/sales ratios were trimmed even further, thus reducing excess capacity. Moreover, the housing market remained strong and prices continued to rise.

However, the ability of the economy to exceed reduced expectations did not escape the notice of the Fed, which became increasingly concerned that core inflation would accelerate to unacceptable levels. The Fed increased the overnight fed funds rate another four times to 3.75% from the 1% low in June 2004 in an attempt to stay ahead of these pressures. An- other restraint was the impact of Hurricanes Katrina and Rita which flooded the Gulf Coast region and knocked energy and refining activity offline Energy prices spiked as a result of the supply shock, cutting into consumer discretionary income, damaging confidence, and raising manufacturing costs.

The equity markets moved higher during the period, but the sector performance reflected the increased strain and restraint. The energy sector had the strongest performance gaining 20.6%, followed by the utility sector which enjoyed a 17.3% rise. Technology stocks rebounded nearly 8% as well. However, the higher energy prices and interest rates took their toll on the consumer, pushing discretionary stocks down 1.9% for the period and 7.4% since the beginning of 2005.

Mid-cap stocks continued to perform well relative to large-caps and small-caps. The Russell Mid-Cap Index increased 10.3% during the past six months compared to 5.0% for the S&P 500 and 9.2% for the Russell 2000. International equities continued to perform well, with the MSCI EAFE Index gaining 9.6%.
Well-diversified investors benefited from this performance.

Bond yields trended lower in the second quarter amid concerns about the strength of the economy, but then rose in the third quarter as fears of higher inflation and the potential for aggressive Fed intervention dominated. The yield on the 10-yield Treasury note closed the third quarter at 4.33%, compared to 4.50% on March 31, but fell as low as 3.89% in the interim. With longer-term yields lower and the Fed raising short-term rates, the yield curve flattened further. Within the fixed-income markets, the stronger economy and higher inflation risks helped both the high yield and the inflation-protected Treasury Inflation-Index Securities ("TIPS") sectors outperform.

--------------------------------------------------------------------------------
Looking ahead requires sorting through the myriad of factors influencing growth and profitability and determining which will be more lasting and which will be transitory. In our view, the negative effects of the spike in energy prices, while not insignificant over the near-term, will dissipate as disabled production is brought back online. Energy prices are likely to fall, which would be positive for growth and reduce headline inflationary pressures. The rise in short-term interest rates, the flatter yield curve, and the Fed's call for tighter standards on home equity lending will be a more sustained headwind for growth, although we expect fewer rate increases than was factored into the market at the end of the third quarter. On balance, we believe the economic expansion remains relatively sound, with low inventories, high corporate cash flow, and continued job growth. We see the headwinds mentioned previously as factors that will only tend to slow economic momentum in the coming quarters.

Equities could continue to improve in the period ahead, but we recognize that key factors are shifting and that investment risk and volatility are higher. If the Fed raises interest rates too aggressively, equity markets will struggle. But, if investor worries become excessive, we would be inclined to further increase our exposure to stocks. Our focus is on quality companies that are more likely to withstand these shifting headwinds, and we will use our disciplined investment process to identify opportunities that arise during periods of increased volatility. Our quality focus causes us to overweight large- cap stocks, and we expect a growing preference for growth companies with sustainable earnings power. We also favor, where appropriate, international stocks since we have concerns over the ability of the dollar to sustain its recent gains. In fixed-income portfolios our quality focus leads us to maintain an overweight position in Treasury bonds and underweight corporate securities given the narrow credit quality spreads in the market combined with increased economic and financial risk. We have also re-entered the TIPS market to help protect portfolios against rising inflation pressures.

In our view, the period ahead will have increased risks and volatility and our fund managers are constantly monitoring and evaluating positions to select securities that can thrive in this environment. We appreciate your confidence in us as your investment manager, and we greatly value our relationship with you as a shareholder of the STI Classic Funds. We are working to justify that confidence each day.

Sincerely,

/s/ Douglas S. Phillips

Douglas S. Phillips, CFA
President and Chief Investment Officer
Trusco Capital Management, Inc.


PAST PERFORMANCE IS NOT INDICATIVE OF FUTURE RESULTS. This perspective was prepared for shareholders and prospective shareholders of the STI Classic Funds. Neither the Funds nor any of its affiliates make any representation or warranties as to the accuracy or merit of this analysis for individual use. Comments and projections were based on information available at the time of writing, are for informational purposes only, are not intended as individual or specific advice, and may not be relied upon for future investing. Investors are advised to consult with their investment professional about their specific financial needs and goals before making any investment decisions.

INDUSTRY ALLOCATION
--------------------------------------------------------------------------------
STI CLASSIC FUNDS September 30, 2005 Percentages are based on market value (Unaudited)

CORE BOND FUND
--------------------------------------------------------------------------------
Asset Backed Securities                                                     3.0%
Corporate Bonds                                                             9.6%
U.S. Government Agencies                                                   25.8%
U.S. Treasury Obligations                                                  57.2%
Repurchase Agreements                                                       4.4%

FLORIDA TAX-EXEMPT BOND FUND
--------------------------------------------------------------------------------
Municipal Bonds                                                            94.6%
Money Market Funds                                                          5.4%

GEORGIA TAX-EXEMPT BOND FUND
--------------------------------------------------------------------------------
Municipal Bonds                                                            98.4%
Money Market Funds                                                          1.6%

HIGH INCOME FUND
--------------------------------------------------------------------------------
Corporate Bonds                                                            72.2%
Preferred Stocks                                                            3.2%
Yankee Dollar                                                               1.1%
Short-Term Investments                                                     19.3%
Repurchase Agreements                                                       4.2%

HIGH QUALITY BOND FUND
--------------------------------------------------------------------------------
Corporate Bonds                                                            14.1%
U.S. Government Agencies                                                    1.0%
U.S. Treasury Obligations                                                  82.4%
Money Market Funds                                                          2.5%

INTERMEDIATE BOND FUND
--------------------------------------------------------------------------------
Asset Backed Securities                                                     0.2%
Corporate Bonds                                                            19.0%
U.S. Government Agencies                                                    0.1%
U.S. Treasury Obligations                                                  79.5%
Repurchase Agreements                                                       1.2%

INVESTMENT GRADE BOND FUND
--------------------------------------------------------------------------------
Asset Backed Securities                                                     0.1%
Corporate Bonds                                                            12.2%
U.S. Government Agencies                                                    3.4%
U.S. Treasury Obligations                                                  53.9%
Short-Term Investments                                                     29.4%
Repurchase Agreements                                                       1.0%

INVESTMENT GRADE TAX-EXEMPT BOND FUND
--------------------------------------------------------------------------------
Municipal Bonds                                                            90.9%
Money Market Funds                                                          9.1%

LIMITED DURATION FUND
--------------------------------------------------------------------------------
Asset Backed Securities                                                    24.5%
U.S. Treasury Obligations                                                  62.1%
Repurchase Agreements                                                      13.4%

LIMITED-TERM FEDERAL MORTGAGE SECURITIES FUND
--------------------------------------------------------------------------------
U.S. Government Agencies                                                   86.3%
Short-Term Investments                                                     10.9%
Repurchase Agreements                                                       2.8%

MARYLAND MUNICIPAL BOND FUND
--------------------------------------------------------------------------------
Municipal Bonds                                                            99.0%
Money Market Funds                                                          1.0%

NORTH CAROLINA TAX-EXEMPT BOND FUND
--------------------------------------------------------------------------------
Municipal Bonds                                                            98.3%
Money Market Funds                                                          1.7%

SEIX HIGH YIELD BOND FUND
--------------------------------------------------------------------------------
Corporate Bonds                                                            87.2%
Short-Term Investments                                                      9.0%
Repurchase Agreements                                                       3.8%

Portfolio composition is subject to change.

INDUSTRY ALLOCATION
--------------------------------------------------------------------------------
STI CLASSIC FUNDS September 30, 2005 Percentages are based on market value (Unaudited)

SHORT-TERM BOND FUND
--------------------------------------------------------------------------------
Asset Backed Securities                                                     4.9%
Mortgage Related                                                            5.2%
Corporate Bonds                                                            21.1%
Foreign Bonds                                                               0.5%
U.S. Government Agencies                                                   27.5%
U.S. Treasury Obligations                                                  14.4%
Short-Term Investments                                                     26.2%
Money Market Funds                                                          0.2%

SHORT-TERM U.S. TREASURY SECURITIES FUND
--------------------------------------------------------------------------------
U.S. Treasury Obligations                                                  99.3%
Money Market Funds                                                          0.7%

STRATEGIC INCOME FUND
--------------------------------------------------------------------------------
Corporate Bonds                                                            17.9%
Foreign Bonds                                                              21.8%
Preferred Stocks                                                            0.5%
U.S. Treasury Obligations                                                  27.3%
Yankee Dollar                                                               0.3%
Short-Term Investments                                                     32.2%

TOTAL RETURN BOND FUND
--------------------------------------------------------------------------------
Corporate Bond                                                              9.6%
Foreign Government Bonds                                                    2.9%
U.S. Government Agencies                                                   27.5%
U.S. Treasury Obligations                                                  55.8%
Repurchase Agreements                                                       4.2%

U.S. GOVERNMENT SECURITIES FUND
--------------------------------------------------------------------------------
Asset Backed Securities                                                     0.2%
U.S. Government Agencies                                                   23.1%
U.S. Treasury Obligations                                                  41.7%
Short-Term Investments                                                     32.5%
Repurchase Agreements                                                       2.5%

U.S. GOVERNMENT SECURITIES ULTRA-SHORT
BOND FUND
--------------------------------------------------------------------------------
Asset Backed Securities                                                     7.6%
Municipal Bonds                                                             3.3%
U.S. Government Agencies                                                   78.1%
Short-Term Investments                                                      1.0%
Repurchase Agreements                                                       9.9%
Money Market Funds                                                          0.1%

ULTRA-SHORT BOND FUND
--------------------------------------------------------------------------------
Asset Backed Securities                                                    30.0%
Mortgage Related                                                            5.9%
Commercial Papers                                                           1.8%
Corporate Bonds                                                            26.0%
Master Notes                                                                1.0%
Municipal Bonds                                                             4.3%
U.S. Government Agencies                                                   27.5%
Short-Term Investments                                                      1.2%
Repurchase Agreements                                                       2.3%

VIRGINIA INTERMEDIATE MUNICIPAL BOND FUND
--------------------------------------------------------------------------------
Municipal Bonds                                                            99.3%
Money Market Funds                                                          0.7%

VIRGINIA MUNICIPAL BOND FUND
--------------------------------------------------------------------------------
Municipal Bonds                                                            98.5%
Money Market Funds                                                          1.5%

                                     Portfolio composition is subject to change.

INDUSTRY ALLOCATION
--------------------------------------------------------------------------------
STI CLASSIC FUNDS September 30, 2005 Percentages are based on market value (Unaudited)

PRIME QUALITY MONEY MARKET FUND
--------------------------------------------------------------------------------
Certificates of Deposit                                                    12.5%
Commercial Papers                                                          48.4%
Corporate Bonds                                                            32.4%
Master Notes                                                                2.9%
Money Market Funds                                                          1.8%
Repurchase Agreements                                                       2.0%

TAX-EXEMPT MONEY MARKET FUND
--------------------------------------------------------------------------------
Municipal Bonds                                                            99.4%
Money Market Funds                                                          0.6%

U.S. GOVERNMENT SECURITIES
MONEY MARKET FUND
--------------------------------------------------------------------------------
U.S. Government Agencies                                                   63.6%
Repurchase Agreements                                                      36.4%

U.S. TREASURY MONEY MARKET FUND
--------------------------------------------------------------------------------
U.S. Treasury Obligations                                                  21.0%
Repurchase Agreements                                                      79.0%

VIRGINIA TAX-FREE MONEY MARKET
FUND
--------------------------------------------------------------------------------
Municipal Bonds                                                            99.6%
Money Market Funds                                                          0.4%

Portfolio composition is subject to change.

                       This page intentionally left blank

SCHEDULES OF PORTFOLIO INVESTMENTS
STI CLASSIC FUNDS September 30, 2005 (Amounts in thousands, except Shares) (Unaudited)

CORE BOND FUND

--------------------------------------------------------
                                   Shares or
                                   Principal
                                   Amount($)    Value($)
--------------------------------------------------------
ASSET BACKED SECURITIES (3.1%)
CREDIT CARD ABS (3.1%)
  American Express Credit Account
    Master Trust Ser 2001-1, Cl
    A, 3.908%, 09/15/08 (b)          2,040         2,041
  BA Master Credit Card Trust,
    Ser 2001, Cl A, 3.888%,
    06/15/08 (b)                     1,664         1,665
  Bank One Issuance Trust, Ser
    2003, Cl A2, 3.818%, 10/15/08
    (b)                              2,904         2,905
  Chase Issuance Trust, Ser
    2005-A1, Cl A1, 3.778%,
    12/15/10 (b)                     2,035         2,035
  MBNA Credit Card Master Trust,
    3.898%, 05/17/10 (b)             3,107         3,116
                                                --------
                                                  11,762
                                                --------
FANNIE MAE (0.0%)
  Guarantor Trust, Ser 2002-T10,
    Cl A1, 3.950%, 06/25/32 (b)         29            29
  Guarantor Trust, Ser 2002-T13,
    Cl A1, 3.930%, 08/25/32 (b)         60            60
                                                --------
                                                      89
                                                --------
FREDDIE MAC (0.0%)
  Structured Pass Thru Security,
    Ser T-49, Cl AV, 3.791%,
    12/25/32 (b)                        26            26
                                                --------
HOME EQUITY ABS (0.0%)
  Cityscape Home Equity Loan
    Trust, Ser 1996-3, Cl A8,
    7.650%, 09/25/25                    33            33
  Delta Funding Home Equity Loan
    Trust, Ser 1999-3, Cl A1F,
    7.462%, 09/15/29                    11            11
  EQCC Home Equity Loan Trust,
    Ser 1999-3, Cl A7F, 7.448%,
    08/25/30                            10            10
  New Century Home Equity Loan
    Trust, Ser 1999-NCB, Cl A7,
    7.540%, 06/25/29                    13            12

--------------------------------------------------------
                                   Shares or
                                   Principal
                                   Amount($)    Value($)
--------------------------------------------------------
HOME EQUITY ABS--CONTINUED
  Soundview Home Equity Loan
    Trust, Ser 2001-1, Cl A,
    6.265%, 04/15/31 (b)                 9             9
                                                --------
                                                      75
                                                --------
Total Asset Backed Securities
  (Cost $11,959)                                  11,952
                                                --------
CORPORATE BONDS (10.0%)
AEROSPACE/DEFENSE (0.3%)
  United Technologies Corp.,
    4.875%, 05/01/15                 1,095         1,093
                                                --------
AIRLINES (0.1%)
  Southwest Airlines Co., 5.125%,
    03/01/17                           575           544
                                                --------
AUTO MANUFACTURERS (0.1%)
  DaimlerChrysler NA Holdings,
    8.500%, 01/18/31                   342           414
                                                --------
BANKS (0.5%)
  Bank of America Corp., 7.400%,
    01/15/11                         1,440         1,608
  BNP US Funding LLC, 7.738%,
    12/29/49, Callable 12/05/07 @
    100 (b) (d) (e)                    240           254
  HSBC Holdings PLC, 7.625%,
    05/17/32                           565           704
                                                --------
                                                   2,566
                                                --------
BEVERAGES (0.1%)
  Molson Coors Capital Finance
    ULC, 4.850%, 09/22/10 (d)          370           367
                                                --------
COMMERCIAL SERVICES (0.1%)
  ERAC USA Finance Co., 5.600%,
    05/01/15 (d)                       395           399
                                                --------
COMPUTERS (0.0%)
  NCR Corp., 7.125%, 06/15/09           70            74
                                                --------
DIVERSIFIED FINANCIAL SERVICES (3.1%)
  CIT Group, Inc., 5.125%,
    09/30/14                         1,115         1,111
  Citigroup, Inc., 5.125%,
    05/05/14                           450           455
  Citigroup, Inc., 5.850%,
    12/11/34                           700           732
  Fund American Cos., Inc.,
    5.875%, 05/15/13                 1,500         1,500
  Goldman Sachs Group, Inc.
    (The), 4.750%, 07/15/13          1,500         1,466

                       See Notes to Financial Statements.

SCHEDULES OF PORTFOLIO INVESTMENTS
STI CLASSIC FUNDS September 30, 2005 (Amounts in thousands, except Shares) (Unaudited)

CORE BOND FUND -- CONTINUED

--------------------------------------------------------
                                   Shares or
                                   Principal
                                   Amount($)    Value($)
--------------------------------------------------------
DIVERSIFIED FINANCIAL SERVICES--CONTINUED
  John Deere Capital Corp.,
    3.900%, 01/15/08                   370           364
  JPMorgan Chase & Co., 6.625%,
    03/15/12                         1,370         1,488
  Lazard Group LLC, 7.125%,
    05/15/15 (d)                     2,215         2,200
  Morgan Stanley, 5.300%,
    03/01/13                         1,855         1,874
                                                --------
                                                  11,190
                                                --------
ELECTRIC (0.8%)
  Exelon Corp., 5.625%, 06/15/35     1,595         1,467
  Northern States Power Co.,
    2.875%, 08/01/06                   165           163
  Pacific Gas & Electric Co.,
    6.050%, 03/01/34                 1,060         1,103
  Public Service Co. of Colorado,
    Ser 14, 4.375%, 10/01/08           180           178
                                                --------
                                                   2,911
                                                --------
ENTERTAINMENT (0.0%)
  GTECH Holdings Corp., 4.750%,
    10/15/10                            80            73
                                                --------
INSURANCE (0.1%)
  MetLife, Inc., 5.700%, 06/15/35      290           288
                                                --------
INVESTMENT COMPANIES (0.1%)
  Credit Suisse First Boston USA,
    Inc., 6.500%, 01/15/12             480           520
                                                --------
LEISURE TIME (0.0%)
  Harley Davidson Funding Corp.,
    3.625%, 12/15/08 (d)                90            87
                                                --------
LODGING (0.1%)
  Harrah's Operating Co., Inc.,
    5.375%, 12/15/13                   488           481
                                                --------
MEDIA (1.2%)
  Comcast Cable Communications,
    Inc., 7.125%, 06/15/13           1,415         1,576
  Comcast Cable Communications,
    Inc., 7.050%, 03/15/33             105           117
  Cox Communications, Inc.,
    4.625%, 06/01/13                   720           681
  News America Holdings, Inc.,
    9.250%, 02/01/13                   630           778

--------------------------------------------------------
                                   Shares or
                                   Principal
                                   Amount($)    Value($)
--------------------------------------------------------
MEDIA--CONTINUED
  News America Holdings, Inc.,
    6.200%, 12/15/34                   270           270
  Time Warner, Inc., 7.625%,
    04/15/31                           965         1,131
                                                --------
                                                   4,553
                                                --------
MINING (0.5%)
  Codelco, Inc., 5.500%, 10/15/13
    (d)                                865           888
  Inco Ltd., 5.700%, 10/15/15        1,035         1,060
                                                --------
                                                   1,948
                                                --------
MISCELLANEOUS MANUFACTURER (0.6%)
  General Electric Co., 5.000%,
    02/01/13                         2,450         2,470
                                                --------
OIL & GAS (0.6%)
  Devon Energy Corp., 10.250%,
    11/01/05                            25            25
  Devon Financing Corp. ULC,
    7.875%, 09/30/31                   700           882
  Enterprise Products Operating
    LP, Ser B, 6.875%, 03/01/33        545           575
  Motiva Enterprises LLC, 5.200%,
    09/15/12 (d)                       240           241
  Valero Energy Corp., 7.500%,
    04/15/32                           475           573
                                                --------
                                                   2,296
                                                --------
PIPELINES (0.6%)
  Centerpoint Energy Resources
    Corp., Ser B, 7.875%,
    04/01/13                           880         1,016
  K N Capital Trust III, 7.630%,
    04/15/28                           510           576
  Kinder Morgan, Inc., 7.250%,
    03/01/28                           280           319
  Panhandle Eastern Pipe Line Co.
    LLC, 2.750%, 03/15/07               70            68
  Panhandle Eastern Pipe Line Co.
    LLC, Ser B, 4.800%, 08/15/08       345           344
                                                --------
                                                   2,323
                                                --------
REITS (0.1%)
  Simon Property Group LP,
    6.375%, 11/15/07                   365           376
                                                --------
RETAIL (0.1%)
  Federated Department Stores,
    Inc., 6.900%, 04/01/29             300           323
                                                --------

                       See Notes to Financial Statements.

SCHEDULES OF PORTFOLIO INVESTMENTS
STI CLASSIC FUNDS September 30, 2005 (Amounts in thousands, except Shares) (Unaudited)

CORE BOND FUND -- CONTINUED

--------------------------------------------------------
                                   Shares or
                                   Principal
                                   Amount($)    Value($)
--------------------------------------------------------
TELECOMMUNICATIONS (0.9%)
  France Telecom SA, 8.500%,
    03/01/31 (b)                       385           516
  SBC Communications, Inc.,
    6.450%, 06/15/34                   535           566
  Telecom Italia Capital SA,
    5.250%, 10/01/15                 1,265         1,244
  Verizon Global Funding Corp.,
    7.750%, 12/01/30                   955         1,163
                                                --------
                                                   3,489
                                                --------
Total Corporate Bonds
  (Cost $39,169)                                  38,785
                                                --------
U.S. GOVERNMENT AGENCIES (26.9%)
FANNIE MAE (17.4%)
  4.500%, 10/01/18                     329           323
  5.000%, 10/15/18 (f)              10,074        10,045
  5.500%, 07/01/19                   2,549         2,587
  5.000%, 08/01/19                     230           229
  5.500%, 08/01/19                     761           772
  5.000%, 09/01/19                     154           154
  5.500%, 09/01/19                   1,184         1,202
  5.500%, 09/01/19                     247           251
  5.000%, 10/01/19                     173           172
  5.000%, 10/01/19                     265           264
  5.500%, 12/01/19                      66            67
  4.500%, 05/01/20                     954           934
  6.000%, 04/01/31                      32            32
  6.500%, 06/01/32                      90            92
  5.500%, 01/01/33                  17,528        17,525
  5.500%, 02/01/33                     467           467
  6.500%, 03/01/33                     349           360
  5.500%, 06/01/33                   2,871         2,870
  6.500%, 10/01/33                     144           149
  6.500%, 10/01/33                     125           129
  5.000%, 11/01/33                   3,727         3,650
  6.000%, 11/01/33                     192           195
  6.000%, 11/01/33                     101           103
  6.000%, 11/01/33                      68            69
  6.500%, 11/01/33                     122           126
  6.500%, 11/01/33                   1,041         1,071
  6.000%, 12/01/33                      87            89
  6.000%, 12/01/33                      73            74
  6.000%, 12/01/33                     340           346
  5.000%, 03/01/34                   4,139         4,052

--------------------------------------------------------
                                   Shares or
                                   Principal
                                   Amount($)    Value($)
--------------------------------------------------------
FANNIE MAE--CONTINUED
  6.000%, 03/01/34                     111           112
  5.000%, 04/01/34                   8,409         8,233
  6.000%, 04/01/34                     132           135
  6.000%, 04/01/34                     103           105
  6.000%, 04/01/34                     110           112
  6.000%, 05/01/34                      95            96
  6.000%, 05/01/34                     110           112
  6.000%, 05/01/34                     228           232
  4.729%, 07/01/34 (b)               2,827         2,816
  6.500%, 07/01/34                     160           165
  6.000%, 01/01/35                   2,033         2,068
  6.500%, 01/01/35                   4,836         4,978
                                                --------
                                                  67,563
                                                --------
FREDDIE MAC (8.8%)
  4.500%, 05/01/18                   5,120         5,026
  8.500%, 03/01/20                       1             1
  6.000%, 01/01/29                      90            92
  6.000%, 12/01/31                   1,646         1,676
  6.500%, 07/01/32                     171           176
  6.000%, 12/01/32                   1,046         1,063
  6.000%, 04/01/33                   1,659         1,688
  5.000%, 07/01/33                     223           219
  6.000%, 10/01/33                      36            36
  6.000%, 12/01/33                     145           148
  6.000%, 01/01/34                     300           306
  6.000%, 01/01/34                      97            99
  6.000%, 01/01/34                      74            75
  6.000%, 02/01/34                     455           463
  6.500%, 05/01/34                   3,109         3,197
  6.000%, 06/01/34                     169           172
  6.000%, 07/01/34                     137           139
  6.000%, 07/01/34                   1,097         1,117
  6.000%, 08/01/34                     175           178
  6.000%, 08/01/34                      33            33
  6.000%, 04/01/35                   6,760         6,880
  6.500%, 04/01/35                   4,161         4,279
  6.000%, 06/01/35                   2,868         2,918
  4.500%, 08/01/35                   4,040         3,844
                                                --------
                                                  33,825
                                                --------

                       See Notes to Financial Statements.

SCHEDULES OF PORTFOLIO INVESTMENTS
STI CLASSIC FUNDS September 30, 2005 (Amounts in thousands, except Shares) (Unaudited)

CORE BOND FUND -- CONCLUDED

--------------------------------------------------------
                                   Shares or
                                   Principal
                                   Amount($)    Value($)
--------------------------------------------------------
GOVERNMENT NATIONAL MORTGAGE ASSOCIATION (0.7%)
  5.500%, 02/15/33                   2,621         2,646
                                                --------
Total U.S. Government Agencies
    (Cost $104,913)                              104,034
                                                --------
U.S. TREASURY OBLIGATIONS (60.6%)
U.S. TREASURY BONDS (6.2%)
  5.375%, 02/15/31                  21,105        23,644
                                                --------
U.S. TREASURY INFLATION PROTECTED NOTES/BONDS (2.9%)
  1.625%, 01/15/15                  11,235        11,361
                                                --------
U.S. TREASURY NOTES (51.5%)
  1.625%, 10/31/05                  17,195        17,172
  1.875%, 11/30/05                   5,493         5,480
  1.875%, 12/31/05                   7,316         7,284
  3.125%, 05/15/07                  40,125        39,467
  4.000%, 08/31/07                  13,140        13,095
  5.625%, 05/15/08                  26,460        27,393
  4.125%, 08/15/08                   1,835         1,832
  6.000%, 08/15/09                  39,840        42,371
  4.125%, 08/15/10                   6,875         6,844
  4.250%, 08/15/13                  24,590        24,505
  4.250%, 11/15/14                   8,045         7,987
  4.250%, 08/15/15                   5,230         5,197
                                                --------
                                                 198,627
                                                --------
Total U.S. Treasury Obligations
  (Cost $236,087)                                233,632
                                                --------
REPURCHASE AGREEMENTS (4.6%)
  Lehman Brothers, Inc., 3.775%,
    dated 09/30/05, to be
    repurchased on 10/03/05,
    repurchase price $17,850,260
    (collateralized by U.S.
    Government Agencies, 5.500%,
    due 04/01/04-07/20/34; total
    market value $18,202,205)       17,845        17,845
                                                --------
Total Repurchase Agreements (Cost
  $17,845)                                        17,845
                                                --------
Total Investments
  (Cost $409,973) (a) -- 105.2%                  406,248
Liabilities in excess of other
  assets -- (5.2)%                               (19,925)
                                                --------
Net Assets -- 100.0%                            $386,323
                                                ========

---------------

(a)Cost for federal income tax purposes is $406,889
   (amount in thousands). Unrealized appreciation/(depreciation) on a tax basis is as follows (amounts in thousands):

      Unrealized Appreciation..................   $ 7,074
      Unrealized Depreciation..................    (3,990)
                                                  -------
      Unrealized Appreciation (Depreciation)...   $ 3,084
                                                  =======

(b)Variable rate security. Rate presented represents rate in effect at September 30, 2005. Maturity date represents actual maturity date.

(c)Rate represents the effective yield at purchase.

(d)Rule 144A, Section 4(2) or other security which is restricted as to resale to institutional investors. The Fund's advisor has deemed this security to be liquid based upon procedures approved by the Board of Trustees.

(e)Perpetual bond. This is a bond that has no maturity date, is redeemable and pays a steady stream of interest indefinitely.

(f)This security was purchased on a when-issued basis.

Cl    -- Class.

LLC   -- Limited Liability Corporation.

LP    -- Limited Partnership.

REIT  -- Real Estate Investment Trust.

Ser   -- Series.

                       See Notes to Financial Statements.

SCHEDULES OF PORTFOLIO INVESTMENTS
STI CLASSIC FUNDS September 30, 2005 (Amounts in thousands, except Shares) (Unaudited)

FLORIDA TAX-EXEMPT BOND FUND

-------------------------------------------------------
                                  Shares or
                                  Principal
                                  Amount($)    Value($)
-------------------------------------------------------
MUNICIPAL BONDS (93.6%)
ARIZONA (4.7%)
  Arizona School Facilities
    Board, State School
    Improvement, RB, 5.000%,
    01/01/15                          8,065       8,828
                                               --------
FLORIDA (66.3%)
  Bay County Water System, RB,
    5.000%, 09/01/17, Callable
    09/01/15 @ 100, LOC: AMBAC        1,870       2,028
  Bay County Water System, RB,
    5.000%, 09/01/18, Callable
    09/01/15 @ 100, LOC: AMBAC        1,965       2,123
  Brevard County School Board,
    COP, 5.500%, 07/01/17,
    Callable 07/01/12 @ 100,
    LOC: AMBAC                        1,860       2,048
  Brevard County School Board,
    COP, 5.500%, 07/01/18,
    Callable 07/01/12 @ 100,
    LOC: AMBAC                        3,015       3,319
  Brevard County Utility
    Authority, RB, 5.250%,
    03/01/13, Callable 03/01/12
    @ 100, LOC: FGIC                  1,000       1,093
  Brevard County Utility
    Authority, RB, 5.250%,
    03/01/14, Callable 03/01/12
    @ 100, LOC: FGIC                  1,000       1,093
  Broward County Parks & Land
    Preservation, GO, 5.000%,
    01/01/15                          2,500       2,730
  Collier County Water & Sewer
    District, Ser B, RB, 5.500%,
    07/01/16, Callable 07/01/13
    @ 100, LOC: FSA                   2,125       2,366
  Dade County Aviation
    Authority, Ser A, RB,
    6.000%, 10/01/09, Callable
    10/01/05 @ 102, LOC: AMBAC          500         511
  Daytona Beach Utility Systems
    Authority, Ser D, RB,
    5.250%, 11/15/15, Callable
    11/15/12 @ 100, LOC: FSA          1,000       1,096

-------------------------------------------------------
                                  Shares or
                                  Principal
                                  Amount($)    Value($)
-------------------------------------------------------
FLORIDA--CONTINUED
  Deerfield Beach Water & Sewer
    Authority, Refunding &
    Improvement Project, RB,
    6.125%, 10/01/06, LOC: FGIC         140         141
  Escambia County Sales Tax
    Authority, RB, 5.250%,
    10/01/15, Callable 10/01/12
    @ 101, LOC: AMBAC                 2,165       2,373
  Florida State Board of
    Education, Capital Outlay,
    Public Education Project,
    GO, 9.125%, 06/01/14, LOC:
    ETM                                 950       1,235
  Florida State Board of
    Education, Capital Outlay,
    Public Education Project,
    Ser B, GO, 5.250%, 06/01/11,
    Callable 06/01/08 @ 101           1,000       1,061
  Florida State Board of
    Education, Capital Outlay,
    Public Education Project,
    Ser B, GO, 5.500%, 06/01/15,
    Callable 06/01/11 @ 101           3,000       3,314
  Florida State Board of
    Education, Capital Outlay,
    Public Education Project,
    Ser B, GO, 5.375%, 06/01/18,
    Callable 06/01/12 @ 101           2,130       2,349
  Florida State Board of
    Education, Capital Outlay,
    Public Education Project,
    Ser D, GO, 5.375%, 06/01/15,
    Callable 06/01/12 @ 100           1,535       1,685
  Florida State Board of
    Education, Capital Outlay,
    Public Education Project,
    Ser D, GO, 5.625%, 06/01/15,
    Callable 06/01/10 @ 101           1,235       1,356
  Florida State Board of
    Education, Capital Outlay,
    Ser C, GO, 7.100%, 06/01/07,
    Callable 06/01/06 @ 100,
    LOC: ETM                            190         191
  Florida State Board of
    Education, Lottery Revenue,
    Ser A, RB, 6.000%, 07/01/12,
    Callable 07/01/10 @ 101,
    LOC: FGIC                         1,295       1,450

                       See Notes to Financial Statements.

SCHEDULES OF PORTFOLIO INVESTMENTS
STI CLASSIC FUNDS September 30, 2005 (Amounts in thousands, except Shares) (Unaudited)

FLORIDA TAX-EXEMPT BOND FUND -- CONTINUED

-------------------------------------------------------
                                  Shares or
                                  Principal
                                  Amount($)    Value($)
-------------------------------------------------------
FLORIDA--CONTINUED
  Florida State Board of
    Education, Lottery Revenue,
    Ser A, RB, 5.375%, 07/01/15,
    Callable 07/01/12 @ 101,
    LOC: FGIC                         3,500       3,864
  Florida State Boynton Beach,
    Utility System Authority,
    RB, 5.500%, 11/01/16, LOC:
    FGIC                              1,310       1,500
  Florida State Division of Bond
    Finance, Department of
    Environmental Protection &
    Preservation, Ser 2000-A,
    RB, 5.375%, 07/01/11,
    Callable 07/01/09 @ 101,
    LOC: FGIC                         2,130       2,296
  Florida State Housing
    Financing Authority,
    Homeowner Mortgage Project,
    Ser 7, RB, AMT, 5.200%,
    01/01/31, Callable 07/01/09
    @ 100, LOC: FSA                     290         292
  Greater Orlando Aviation
    Authority, Airport
    Facilities, RB, AMT, 5.500%,
    10/01/17, LOC: FGIC               1,810       2,013
  Hillsborough County Community
    Improvement Tax, RB, 5.000%,
    11/01/25, Callable 11/01/13
    @ 101, LOC: AMBAC                 2,345       2,475
  Hillsborough County Industrial
    Development Authority,
    University Community
    Hospital Project, RB,
    6.500%, 08/15/19, LOC: MBIA         145         178
  Jacksonville Electric
    Authority, Electrical
    Systems Project, Ser 3-A,
    RB, 5.250%, 10/01/13,
    Callable 10/01/07 @ 101           1,000       1,052
  Jacksonville Health Facilities
    Authority, Charity
    Obligation Group, Ser C, RB,
    5.750%, 08/15/13,
    Prerefunded 08/15/11 @ 101        3,090       3,384

-------------------------------------------------------
                                  Shares or
                                  Principal
                                  Amount($)    Value($)
-------------------------------------------------------
FLORIDA--CONTINUED
  Jacksonville Sales Tax, RB,
    5.500%, 10/01/13, Callable
    10/01/11 @ 100, LOC: AMBAC        1,435       1,586
  Jacksonville Sales Tax, RB,
    5.500%, 10/01/14, Callable
    10/01/11 @ 100, LOC: AMBAC        1,200       1,323
  Jacksonville Sales Tax, RB,
    5.500%, 10/01/15, Callable
    10/01/11 @ 100, LOC: AMBAC        1,550       1,709
  JEA Electric System, Ser-3-A,
    RB, 5.500%, 10/01/41,
    Prerefunded 10/01/07 @ 100        4,500       4,716
  JEA Water & Sewer Systems,
    Second Crossover, RB,
    5.000%, 10/01/24, Callable
    10/01/14 @ 100, LOC: MBIA         2,000       2,103
  Lee County Industrial
    Development Authority,
    Bonita Springs Utilities
    Project, RB, AMT, 5.750%,
    11/01/10, Callable 11/01/06
    @ 101, LOC: MBIA                  1,480       1,531
  Lee County Memorial Health
    Systems Hospital, Ser A, RB,
    5.750%, 04/01/15, Callable
    04/01/12 @ 100, LOC: FSA          1,000       1,119
  Lee County Transportation
    Facility Authority, Ser A,
    RB, 5.500%, 10/01/13,
    Callable 10/01/11 @ 100,
    LOC: AMBAC                        2,000       2,210
  Lee County Transportation
    Facility Authority, Ser A,
    RB, 5.000%, 10/01/27,
    Callable 10/01/14 @ 100,
    LOC: AMBAC                        6,000       6,311
  Manatee County Improvement
    Project, RB, 5.000%,
    10/01/23, Callable 10/01/14
    @ 100, LOC: FGIC                  2,095       2,215
  Miami Parking Facilities
    Authority, RB, 5.250%,
    10/01/15, LOC: MBIA               1,000       1,108

                       See Notes to Financial Statements.

SCHEDULES OF PORTFOLIO INVESTMENTS
STI CLASSIC FUNDS September 30, 2005 (Amounts in thousands, except Shares) (Unaudited)

FLORIDA TAX-EXEMPT BOND FUND -- CONTINUED

-------------------------------------------------------
                                  Shares or
                                  Principal
                                  Amount($)    Value($)
-------------------------------------------------------
FLORIDA--CONTINUED
  Ocala Capital Improvements,
    RB, 5.375%, 10/01/17,
    Callable 10/01/13 @ 100,
    LOC: AMBAC                        1,610       1,780
  Ocala Capital Improvements,
    RB, 5.375%, 10/01/18,
    Callable 10/01/13 @ 100,
    LOC: AMBAC                        1,700       1,876
  Orange County Health
    Facilities Authority, Ser C,
    RB, 6.250%, 10/01/16, LOC:
    MBIA                              4,855       5,796
  Orange County School Board,
    Ser A, COP, 5.500%,
    08/01/18, Callable 08/01/12
    @ 100, LOC: MBIA                  2,335       2,573
  Orange County Tourist
    Development Tax Revenue, RB,
    5.500%, 10/01/11, Callable
    10/1/09 @ 100, LOC: AMBAC         3,030       3,288
  Orlando & Orange County
    Expressway Authority, RB,
    2.760%, 07/01/25 (b)              5,000       5,000
  Osceola County Tourist
    Development Tax Authority,
    Ser A, RB, 5.500%, 10/01/15,
    Callable 10/01/12 @ 100,
    LOC: FGIC                         1,000       1,110
  Palm Beach County Criminal
    Justice Facility, RB,
    5.000%, 06/01/15                  1,865       2,040
  Palm Beach County Land
    Acquisition Program, Ser A,
    GO, 5.375%, 06/01/13,
    Callable 06/01/11 @ 100           2,260       2,471
  Palm Beach County Land
    Acquisition Program, Ser A,
    GO, 5.375%, 06/01/14,
    Callable 06/01/11 @ 100           1,050       1,150
  Palm Beach County Land
    Acquisition Program, Ser A,
    GO, 5.500%, 06/01/16,
    Callable 06/01/11 @ 100           1,200       1,321
  Palm Beach County School Board
    Authority, Ser C, COP,
    5.500%, 08/01/14, Callable
    08/01/12 @ 100, LOC: FSA          2,735       3,047

-------------------------------------------------------
                                  Shares or
                                  Principal
                                  Amount($)    Value($)
-------------------------------------------------------
FLORIDA--CONTINUED
  Palm Beach County School Board
    Authority, Ser C, COP,
    5.500%, 08/01/19, Callable
    08/01/12 @ 100, LOC: FSA          3,305       3,689
  Pensacola Airport Authority,
    Ser A, RB, AMT, 6.250%,
    10/01/09, LOC: AMBAC                505         555
  Pensacola Airport Authority,
    Ser A, RB, AMT, 6.000%,
    10/01/12, Callable 10/01/08
    @ 102, LOC: MBIA                  1,075       1,164
  Plant City Utility Systems
    Authority, Refunding &
    Improvements Project, RB,
    6.000%, 10/01/15, LOC: MBIA         400         463
  Polk County School District
    Sales Tax Authority, RB,
    5.250%, 10/01/15, Callable
    10/01/14 @ 100, LOC: FSA          2,000       2,214
  Polk County Utility Systems
    Authority, RB, 6.000%,
    10/01/08, LOC: FGIC               1,855       1,932
  Port Orange Water & Sewer
    Authority, RB, 5.000%,
    10/01/16, Callable 10/01/12
    @ 101, LOC: AMBAC                 1,095       1,177
  Reedy Creek Improvements
    District, Ser 1, RB, 6.000%,
    10/01/05, LOC: MBIA               2,645       2,645
  Tampa Guaranteed Entitlement
    Authority, RB, 6.000%,
    10/01/18, LOC: AMBAC                500         576
  Tampa Sales Tax Authority, Ser
    A, RB, 5.375%, 10/01/14,
    Callable 10/01/11 @ 101,
    LOC: AMBAC                        1,640       1,813
                                               --------
                                                124,227
                                               --------
MASSACHUSETTS (2.2%)
  Massachusetts Bay
    Transportation Authority,
    Ser A, RB, 5.250%, 07/01/30,
    Prerefunded 07/01/14 @ 100        3,700       4,111
                                               --------

                       See Notes to Financial Statements.

SCHEDULES OF PORTFOLIO INVESTMENTS
STI CLASSIC FUNDS September 30, 2005 (Amounts in thousands, except Shares) (Unaudited)

FLORIDA TAX-EXEMPT BOND FUND -- CONCLUDED

-------------------------------------------------------
                                  Shares or
                                  Principal
                                  Amount($)    Value($)
-------------------------------------------------------
PUERTO RICO (17.8%)
  Puerto Rico Commonwealth
    Government Development Bank,
    RB, 2.610%, 12/01/15, LOC:
    MBIA (b)                          7,000       6,999
  Puerto Rico Commonwealth
    Highway & Transportation
    Authority, RB, 5.250%,
    07/01/15, Callable 07/01/13
    @ 100, LOC: FGIC                  5,860       6,446
  Puerto Rico Commonwealth
    Highway & Transportation
    Authority, Ser G, RB,
    5.250%, 07/01/15, Callable
    07/01/13 @ 100, LOC: FGIC         3,000       3,310
  Puerto Rico Commonwealth
    Highway & Transportation
    Authority, Ser I, RB,
    5.000%, 07/01/23, Callable
    07/01/14 @ 100, LOC: FGIC         4,000       4,256
  Puerto Rico Commonwealth
    Infrastructure Financing
    Authority, Special Tax, Ser
    C, RB, 5.500%, 07/01/15,
    LOC: AMBAC                        1,000       1,141
  Puerto Rico Commonwealth
    Infrastructure Financing
    Authority, Special Tax, Ser
    C, RB, 5.500%, 07/01/17,
    LOC: AMBAC                        2,150       2,474
  Puerto Rico Commonwealth
    Municipal Finance Agency,
    Ser A, RB, 5.250%, 08/01/14,
    Callable 08/01/12 @ 100,
    LOC: FSA                          6,965       7,654
  Puerto Rico Commonwealth
    Municipal Finance Agency,
    Ser A, RB, 5.250%, 08/01/16,
    Callable 08/01/12 @ 100,
    LOC: FSA                          1,020       1,110
                                               --------
                                                 33,390
                                               --------
TEXAS (2.6%)
  Williamson County Texas,
    5.500%, 02/15/18                  4,340       4,787
                                               --------
Total Municipal Bonds (Cost
  $172,362)                                     175,343
                                               --------

-------------------------------------------------------
                                  Shares or
                                  Principal
                                  Amount($)    Value($)
-------------------------------------------------------
MONEY MARKET FUNDS (5.3%)
  Federated Tax-Free Obligations
    Fund                          8,967,007       8,967
  SEI Tax Exempt Trust,
    Institutional Tax Free Fund     936,992         937
                                               --------
Total Money Market Funds (Cost
  $9,904)                                         9,904
                                               --------
Total Investments (Cost
  $182,266) (a) -- 98.9%                        185,247
Other assets in excess of
  liabilities -- 1.1%                             2,077
                                               --------
Net Assets -- 100.0%                           $187,324
                                               ========

---------------

(a)Cost for federal income tax purposes is $182,266
   (amount in thousands). Unrealized appreciation/(depreciation) on a tax basis is as follows (amounts in thousands):

      Unrealized Appreciation....................  $3,502
      Unrealized Depreciation....................    (521)
                                                   ------
      Unrealized Appreciation (Depreciation).....  $2,981
                                                   ======

(b)Variable rate security. Rate presented represents rate in effect at September 30, 2005. Maturity date represents actual maturity date.

AMBAC     -- Security insured by the American Municipal
             Bond Assurance Corporation.

AMT       -- Alternative Minimum Tax Paper.

COP       -- Certificate of Participation.

ETM       -- Escrowed to Maturity.

FGIC      -- Security insured by the Financial Guaranty
             Insurance Company.

FSA       -- Security insured by Financial Security
             Assurance.

GO        -- General Obligation.

MBIA      -- Security insured by the Municipal Bond
             Insurance Association.

RB        -- Revenue Bond.

Ser       -- Series.

                       See Notes to Financial Statements.

SCHEDULES OF PORTFOLIO INVESTMENTS
STI CLASSIC FUNDS September 30, 2005 (Amounts in thousands, except Shares) (Unaudited)

GEORGIA TAX-EXEMPT BOND FUND

-------------------------------------------------------
                                  Shares or
                                  Principal
                                  Amount($)    Value($)
-------------------------------------------------------
MUNICIPAL BONDS (97.6%)
GEORGIA (91.1%)
  Association County
    Commissioners of Georgia
    Leasing Program, Georgia
    Public Purpose Project, COP,
    5.250%, 04/01/21, Callable
    04/01/14 @ 102                    2,680       2,925
  Athens Housing Authority,
    Student Housing Lease
    Project, RB, 5.250%,
    12/01/21, Callable 12/01/12
    @ 100, LOC: AMBAC                 1,000       1,070
  Atlanta Airport Passenger
    Facility Charge, Ser J, RB,
    5.000%, 01/01/34, Callable
    01/01/15 @ 100, LOC: FSA          1,000       1,043
  Atlanta Airport Project, Ser
    A, RB, AMT, 5.375%,
    01/01/19, Callable 07/01/14
    @ 100, LOC: FSA                   5,000       5,414
  Atlanta Airport, Ser I, RB,
    2.500%, 01/01/34, LOC: XLCA
    (b)                               1,525       1,525
  Atlanta Development Authority
    Student Housing, Ser A,
    5.000%, 09/01/30, Callable
    09/01/15 @ 100, LOC: XLCA         2,600       2,710
  Atlanta Development Authority,
    Tuff ATDC Project, Ser A,
    RB, 5.000%, 01/01/35,
    Callable 01/01/15 @ 100           2,000       2,015
  Atlanta Development Authority,
    Tuff Yamacraw LLC Project,
    Ser A, RB,
    4.000%, 01/01/08, LOC: AMBAC      1,115       1,137
  Atlanta Water & Sewer, RB,
    5.250%, 01/01/27,
    Prerefunded 01/01/07 @ 101,
    LOC: FGIC                         2,000       2,075
  Augusta Water & Sewer
    Authority, RB, 5.250%,
    10/01/34, Callable 10/01/14
    @ 100, LOC: FSA                   1,000       1,076

-------------------------------------------------------
                                  Shares or
                                  Principal
                                  Amount($)    Value($)
-------------------------------------------------------
GEORGIA--CONTINUED
  Brunswick Water & Sewer,
    Refunding & Improvement
    Project, RB, 6.100%,
    10/01/14, LOC: MBIA               1,000       1,162
  Burke County Development
    Authority Pollution Control,
    Vogtle Project, RB, 2.700%,
    10/01/32 (b)                      1,260       1,260
  Burke County Development
    Authority, Pollution
    Control, Vogtle Project, RB,
    2.750%, 10/01/32 (b)              6,325       6,325
  Carrollton Payroll Development
    Authority, UWG Campus
    Center, RB, 5.250%,
    08/01/27, Callable 8/01/14 @
    100, LOC: MBIA                    1,650       1,772
  Central Valdosta Development
    Authority, Lowndes County
    Judicial Project, RB,
    5.250%, 06/01/21, Callable
    06/01/13 @ 102                    1,885       2,046
  Clarke County Hospital
    Authority, Athens Regional
    Medical Center Project, RB,
    5.375%, 01/01/07, LOC: MBIA       1,425       1,467
  Cobb County Development
    Authority, Parking Revenue,
    Kennesaw State University
    Foundation, Inc. Project,
    RB, 5.000%, 07/15/29,
    Callable 07/15/14 @ 100,
    LOC: MBIA                         2,250       2,356
  Cobb County Development
    Authority, Parking Revenue,
    Kennesaw State University
    Foundation, Inc. Project,
    Ser A, RB, 5.000%, 07/15/29,
    Callable 07/15/14 @ 100,
    LOC: MBIA                         2,000       2,094
  Cobb-Marietta County Coliseum
    & Exhibit Hall Project, RB,
    5.500%, 10/01/12, LOC: MBIA         940       1,039
  Columbus Water & Sewer, RB,
    5.000%, 05/01/25, Callable
    05/01/14 @ 100, LOC: MBIA         1,000       1,053

                       See Notes to Financial Statements.

SCHEDULES OF PORTFOLIO INVESTMENTS
STI CLASSIC FUNDS September 30, 2005 (Amounts in thousands, except Shares) (Unaudited)

GEORGIA TAX-EXEMPT BOND FUND -- CONTINUED

-------------------------------------------------------
                                  Shares or
                                  Principal
                                  Amount($)    Value($)
-------------------------------------------------------
GEORGIA--CONTINUED
  Coweta County Water & Sewer
    Authority, RB, 5.000%,
    06/01/26, Callable 06/01/15
    @ 100, LOC: AMBAC                 1,355       1,429
  Dalton Utilities, RB, 6.000%,
    01/01/08, LOC: MBIA               3,240       3,444
  Dekalb County Public Safety &
    Judicial Facilities
    Authority, RB, 5.000%,
    12/01/29, Callable 01/01/14
    @ 101                             1,000       1,052
  Douglasville-Douglas County
    Water & Sewer Authority, RB,
    5.625%, 06/01/15, LOC: AMBAC      1,390       1,550
  Downtown Savannah Authority,
    Refunding & Improvement, RB,
    5.000%, 01/01/26, Callable
    01/01/15 @ 100                    1,075       1,134
  Forsyth County Hospital
    Authority, Baptist Health
    Care System Project, RB,
    6.375%, 10/01/28, ETM             1,000       1,283
  Fulton County Development
    Authority, Molecular Science
    Building Project, RB,
    5.250%, 05/01/22, Callable
    05/01/14 @ 100, LOC: MBIA         2,370       2,566
  Fulton County Development
    Authority, Molecular Science
    Building Project, RB,
    5.250%, 05/01/27, Callable
    05/01/14 @ 100, LOC: MBIA         3,375       3,630
  Fulton County Water & Sewer,
    RB, 5.000%, 01/01/24,
    Callable 01/01/14 @ 100,
    LOC: FGIC                         2,000       2,108
  Georgia School Boards
    Association Inc., Dekalb
    County Public Schools
    Project, COP, 5.000%,
    12/01/25, Callable 12/01/15
    @ 100                             2,600       2,742
  Georgia State Municipal
    Electric Authority, RB,
    8.000%, 01/01/15, ETM             1,900       2,463

-------------------------------------------------------
                                  Shares or
                                  Principal
                                  Amount($)    Value($)
-------------------------------------------------------
GEORGIA--CONTINUED
  Georgia State Private College
    & Universities Facilities
    Authority, Mercer University
    Project, RB, 6.400%,
    11/01/11, LOC: MBIA, ETM          1,675       1,877
  Gwinnett County Development
    Authority, Public Schools
    Project, COP, 5.250%,
    01/01/21, Callable 01/01/14
    @ 100, LOC: MBIA                  2,910       3,140
  Gwinnett County Hospital
    Authority, Gwinnett Hospital
    Systems Project, Ser B, RB,
    5.000%, 10/01/24, Callable
    10/01/14 @ 100                    1,250       1,311
  Gwinnett County Public Schools
    Project, COP,
    5.250%, 01/01/25, Callable
    01/01/14 @ 100, LOC: MBIA         1,500       1,608
  Gwinnett County School
    District, Ser B, GO,
    6.400%, 02/01/07                  1,500       1,568
  Henry County Hospital
    Authority, Henry Medical
    Center Project, RB,
    5.500%, 07/01/08,
    Prerefunded 07/01/07 @ 102,
    LOC: AMBAC                        1,640       1,740
  Henry County Water & Sewer,
    RB, 6.150%, 02/01/20, LOC:
    AMBAC                             2,100       2,549
  Metropolitan Atlanta Rapid
    Transit Authority, Ser E,
    RB, 7.000%, 07/01/11, ETM         3,595       4,152
  Metropolitan Atlanta Rapid
    Transit Authority, Ser N,
    RB, 6.000%, 07/01/07              2,090       2,193
  Milledgeville-Baldwin County
    Development Authority,
    Georgia College & State
    University Foundation, RB,
    6.000%, 09/01/33, Callable
    09/01/14 @ 101                    2,355       2,527
  Newnan Hospital Authority,
    Newnan Hospital Project, RB,
    5.500%, 01/01/16, Callable
    01/01/13 @ 100, LOC: MBIA         2,435       2,666

                       See Notes to Financial Statements.

SCHEDULES OF PORTFOLIO INVESTMENTS
STI CLASSIC FUNDS September 30, 2005 (Amounts in thousands, except Shares) (Unaudited)

GEORGIA TAX-EXEMPT BOND FUND -- CONTINUED

-------------------------------------------------------
                                  Shares or
                                  Principal
                                  Amount($)    Value($)
-------------------------------------------------------
GEORGIA--CONTINUED
  Newnan Hospital Authority,
    Newnan Hospital Project, RB,
    5.500%, 01/01/17, Callable
    01/01/13 @ 100, LOC: MBIA         2,570       2,810
  Oconee County Industrial
    Development Authority, OIIT
    Project, RB, 5.250%,
    07/01/23, Callable 07/01/13
    @ 100                             1,295       1,379
  Paulding County School
    District, GO, 6.000%,
    02/01/10, LOC: MBIA               1,000       1,109
  Paulding County School
    District, Ser A, GO,
    6.625%, 02/01/07                  1,000       1,047
  Paulding County School
    District, Ser A, GO,
    6.625%, 02/01/08                    525         566
  Rockdale County Water & Sewer
    Authority, RB,
    5.000%, 07/01/29, Callable
    07/01/15 @ 100, LOC: FSA          2,000       2,106
  Savannah Economic Development
    Authority, AASU Compass
    Point LLC Project, RB,
    5.000%, 07/01/29, Callable
    07/01/15 @ 100, LOC: XLCA         1,695       1,768
  Upper Oconee Basin Water
    Authority, RB, 5.000%,
    07/01/26, Callable 07/01/15
    @ 100, LOC: MBIA                  2,000       2,111
  Valdosta & Lowndes County
    Hospital Authority, South
    Georgia Medical Center
    Project, RB, 5.250%,
    10/01/27, Callable 10/01/12
    @ 101, LOC: AMBAC                 1,110       1,181
  Vidalia Water & Sewer, RB,
    6.000%, 07/01/07, ETM               605         636

-------------------------------------------------------
                                  Shares or
                                  Principal
                                  Amount($)    Value($)
-------------------------------------------------------
GEORGIA--CONTINUED
  Walker, Dade & Catoosa
    Counties, Hutcheson Medical
    Project, Ser A, RB, 5.500%,
    10/01/08, Callable 10/01/07
    @ 102, LOC: FSA                   1,370       1,455
                                               --------
                                                106,464
                                               --------
GUAM (1.1%)
  Guam International Airport
    Authority, Ser A, RB, AMT,
    5.000%, 10/01/06, LOC: MBIA       1,250       1,274
                                               --------
PUERTO RICO (5.4%)
  Puerto Rico Commonwealth
    Highway & Transportation
    Authority, Ser AA, RB,
    5.000%, 07/01/06                  3,000       3,044
  Puerto Rico Commonwealth
    Public Buildings Authority,
    Government Facilities, Ser
    I, RB, 5.500%, 07/01/22,
    Callable 07/01/14 @ 100           3,000       3,244
                                               --------
                                                  6,288
                                               --------
Total Municipal Bonds (Cost
  $110,128)                                     114,026
                                               --------
MONEY MARKET FUNDS (1.6%)
  Federated Tax-Free Obligations
    Fund                          1,477,585       1,477
  SEI Tax Exempt Trust,
    Institutional Tax Free Fund     439,575         440
                                               --------
Total Money Market Funds (Cost
  $1,917)                                         1,917
                                               --------
Total Investments (Cost
  $112,045) (a) -- 99.2%                        115,943
Other assets in excess of
  liabilities -- 0.8%                               947
                                               --------
Net Assets -- 100.0%                           $116,890
                                               ========

                       See Notes to Financial Statements.

SCHEDULES OF PORTFOLIO INVESTMENTS
STI CLASSIC FUNDS September 30, 2005 (Amounts in thousands, except Shares) (Unaudited)

GEORGIA TAX-EXEMPT BOND FUND -- CONCLUDED

---------------

(a)Cost for federal income tax purposes is $112,045
   (amount in thousands). Unrealized appreciation/ (depreciation) on a tax basis is as follows (amounts in thousands):

      Unrealized Appreciation...................   $3,974
      Unrealized Depreciation...................      (76)
                                                   ------
      Unrealized Appreciation (Depreciation)....   $3,898
                                                   ======

(b)Variable rate security. Rate presented represents rate in effect at September 30, 2005. Maturity date represents actual maturity date.

AMBAC     -- Security insured by the American Municipal
             Bond Assurance Corporation.

AMT       -- Alternative Minimum Tax Paper.

COP       -- Certificate of Participation.

ETM       -- Escrowed to Maturity.

FGIC      -- Security insured by the Financial Guaranty
             Insurance Company.

FSA       -- Security insured by Financial Security
             Assurance.

GO        -- General Obligation.

LLC       -- Limited Liability Corporation.

LOC       -- Letter of Credit.

MBIA      -- Security insured by the Municipal Bond
             Insurance Association.

RB        -- Revenue Bond.

Ser       -- Series.

XLCA      -- XL Capital Assurance, Inc.

                       See Notes to Financial Statements.

SCHEDULES OF PORTFOLIO INVESTMENTS
STI CLASSIC FUNDS September 30, 2005 (Amounts in thousands, except Shares) (Unaudited)

HIGH INCOME FUND

-------------------------------------------------------
                                 Shares or
                                 Principal
                                 Amount($)     Value($)
-------------------------------------------------------
CORPORATE BONDS (88.8%)
ADVERTISING (2.2%)
  Bear Creek Corp., 9.000%,
    03/01/13, Callable 03/01/09
    @ 104.50 (d)                      1,500       1,552
  R.H. Donnelley Corp.,
    10.875%, 12/15/12, Callable
    12/15/07 @ 105.44                   250         281
                                               --------
                                                  1,833
                                               --------
AUTO PARTS & EQUIPMENT (2.3%)
  Goodyear Tire & Rubber Co.
    (The), 9.000%, 07/01/15,
    Callable 07/01/10 @ 104.50
    (d) (e)                           2,000       1,970
                                               --------
BUILDING MATERIALS (3.5%)
  Ainsworth Lumber Co. Ltd.,
    7.250%, 10/01/12, Callable
    10/01/08 @ 100.63                 1,500       1,410
  U.S. Concrete, Inc., 8.375%,
    04/01/14, Callable 04/01/09
    @ 104.19                          1,500       1,508
                                               --------
                                                  2,918
                                               --------
CHEMICALS (3.1%)
  Huntsman International LLC,
    11.625%, 10/15/10, Callable
    10/15/07 @ 105.81                   750         857
  Lyondell Chemical Co., Ser A,
    9.625%, 05/01/07                    500         525
  Rockwood Specialties Group,
    Inc., 7.500%, 11/15/14,
    Callable 11/15/09 @ 103.75
    (d)                               1,250       1,212
                                               --------
                                                  2,594
                                               --------
COMMERCIAL SERVICES (4.1%)
  Ashtead Holdings PLC, 8.625%,
    08/01/15, Callable 08/01/10
    @ 104.31 (d) (e)                  1,000       1,051
  Nationsrent, Inc., 9.500%,
    05/01/15, Callable 05/01/10
    @ 104.75                          1,000       1,040
  Rural/Metro Corp., 9.875%,
    03/15/15, Callable 03/15/10
    @ 104.94 (d)                      1,250       1,332
                                               --------
                                                  3,423
                                               --------

-------------------------------------------------------
                                 Shares or
                                 Principal
                                 Amount($)     Value($)
-------------------------------------------------------
COMPUTERS (2.4%)
  Sungard Data Systems, Inc.,
    10.250%, 08/15/15, Callable
    08/15/10 @ 105.13 (d) (e)         2,000       2,025
                                               --------
DIVERSIFIED FINANCIAL SERVICES (5.5%)
  CCM Merger, Inc., 8.000%,
    08/01/13, Callable 08/01/09
    @ 104 (d)                            95          96
  Consolidated Communication,
    Inc., 9.750%, 04/01/12,
    Callable 04/01/08 @ 104.88          168         179
  General Motors Acceptance
    Corp., 8.000%, 11/01/31           2,425       2,117
  Iansa Overseas, 7.250%,
    07/28/12, Callable 07/28/09
    @ 103.63 (d)                      1,000         995
  Refco Finance Holdings LLC,
    9.000%, 08/01/12, Callable
    08/01/08 @ 104.50                   113         123
  RMCC Acquisition Co., 9.500%,
    11/01/12, Callable 11/01/08
    @ 104.75 (d)                      1,150       1,162
                                               --------
                                                  4,672
                                               --------
ELECTRIC (4.0%)
  Aquila, Inc., 14.875%,
    07/01/12                            765       1,044
  Edison Mission Energy,
    10.000%, 08/15/08 (e)               500         554
  FPL Energy National Wind,
    6.125%, 03/25/19 (d)                243         240
  PSEG Energy Holdings LLC,
    10.000%, 10/01/09                   250         278
  Sierra Pacific Resources,
    7.803%, 06/15/12, Callable
    06/15/09 @ 103.90                   160         170
  Sithe/Independence Funding
    Corp., Ser A, 9.000%,
    12/30/13                            750         818
  Teco Energy, Inc., 6.750%,
    05/01/15 (d)                         45          47
  Tenaska Alabama Partners LP,
    7.000%, 06/30/21 (d)                200         203
                                               --------
                                                  3,354
                                               --------

                       See Notes to Financial Statements.

SCHEDULES OF PORTFOLIO INVESTMENTS
STI CLASSIC FUNDS September 30, 2005 (Amounts in thousands, except Shares) (Unaudited)

HIGH INCOME FUND -- CONTINUED

-------------------------------------------------------
                                 Shares or
                                 Principal
                                 Amount($)     Value($)
-------------------------------------------------------
ENTERTAINMENT (2.7%)
  Seneca Gaming Corp., 7.250%,
    05/01/12, Callable 05/01/08
    @ 103.63 (d)                         90          92
  Six Flags, Inc., 9.625%,
    06/01/14, Callable 06/01/09
    @ 104.81 (e)                      2,250       2,217
                                               --------
                                                  2,309
                                               --------
ENVIRONMENT CONTROL (0.3%)
  Allied Waste Industries,
    9.250%, 05/01/21                    250         255
                                               --------
FOOD (5.1%)
  Pilgrim's Pride Corp.,
    9.625%, 09/15/11, Callable
    09/15/06 @ 104.81                    85          91
  Pinnacle Foods Holding Corp.,
    8.250%, 12/01/13, Callable
    12/01/08 @ 104.12                 2,225       2,103
  Stater Brothers Holdings,
    Inc., 8.125%, 06/15/12,
    Callable 06/15/08 @ 104.06        1,000         988
  Swift & Co., 12.500%,
    01/01/10, Callable 10/01/06
    @ 106.25                          1,000       1,090
                                               --------
                                                  4,272
                                               --------
FOREST PRODUCTS & PAPER (4.1%)
  Appleton Papers, Inc.,
    8.125%, 06/15/11, Callable
    06/15/08 @ 104.06 (e)               500         490
  Appleton Papers, Inc., Ser B,
    9.750%, 06/15/14, Callable
    06/15/09 @ 104.88                 1,500       1,439
  Boise Cascade Holdings LLC,
    6.474%, 10/15/12, Callable
    11/07/05 @ 102 (b)                  600         599
  Neenah Paper, Inc., 7.375%,
    11/15/14, Callable 11/15/09
    @ 103.69                          1,000         963
                                               --------
                                                  3,491
                                               --------

-------------------------------------------------------
                                 Shares or
                                 Principal
                                 Amount($)     Value($)
-------------------------------------------------------
HEALTHCARE -- PRODUCTS (3.6%)
  MQ Associates, Inc., 11.108%,
    08/15/12, Callable 08/15/08
    @ 109 (c) (e) (g)                 2,425       1,540
  Universal Hospital Services,
    Inc., 10.125%, 11/01/11,
    Callable 11/01/07 @ 105.06        1,450       1,486
                                               --------
                                                  3,026
                                               --------
HEALTHCARE -- SERVICES (10.3%)
  DaVita, Inc., 7.250%,
    03/15/15, Callable 03/15/10
    @ 103.63 (e)                        410         416
  HealthSouth Corp., 10.750%,
    10/01/08, Callable 10/01/06
    @ 101.792 (e)                     2,250       2,198
  Pacificare Health Systems,
    Inc., 10.750%, 06/01/09,
    Callable 06/01/06 @ 105.38          125         135
  Radiologix, Inc., Ser B,
    10.500%, 12/15/08, Callable
    12/15/05 @ 105.25 (e)             1,750       1,864
  Res-Care, Inc., 7.750%,
    10/15/13, Callable 10/15/09
    @ 103.88 (d)                      2,000       2,010
  US Oncology, Inc., 10.750%,
    08/15/14, Callable 08/15/09
    @ 105.38                          1,900       2,128
                                               --------
                                                  8,751
                                               --------
HOLDING COMPANIES -- DIVERSIFIED (1.4%)
  Leucadia National Corp.,
    7.000%, 08/15/13                    500         503
  Nell AF Sarl, 8.375%,
    08/15/15, Callable 08/15/10
    @ 104.19 (d) (e)                    675         659
                                               --------
                                                  1,162
                                               --------
INSURANCE (4.3%)
  AFC Capital Trust I, Ser B,
    8.207%, 02/03/27                  1,000       1,084
  Fairfax Financial Holdings
    Ltd., 7.750%, 04/26/12 (e)          500         480
  Fairfax Financial Holdings
    Ltd., 8.300%, 04/15/26 (e)        1,750       1,513
  Markel Capital Trust I, Ser
    B, 8.710%, 01/01/46,
    Callable 01/01/07 @ 104.36          500         532
                                               --------
                                                  3,609
                                               --------

                       See Notes to Financial Statements.

SCHEDULES OF PORTFOLIO INVESTMENTS
STI CLASSIC FUNDS September 30, 2005 (Amounts in thousands, except Shares) (Unaudited)

HIGH INCOME FUND -- CONTINUED

-------------------------------------------------------
                                 Shares or
                                 Principal
                                 Amount($)     Value($)
-------------------------------------------------------
LODGING (0.3%)
  Mandalay Resort Group, Ser B,
    10.250%, 08/01/07                   250         269
                                               --------
MACHINERY DIVERSIFIED (2.1%)
  Chart Industries, Inc.,
    9.125%, 10/15/15, Callable
    10/15/10 @ 104.56 (d)               125         125
  NMGH Holding Co., 10.000%,
    05/15/09, Callable 05/15/06
    @ 105                             1,500       1,605
                                               --------
                                                  1,730
                                               --------
MEDIA (9.9%)
  Charter Communication
    Holdings LLC, 11.000%,
    10/01/15, Callable 10/01/10
    @ 105.5 (d)                       1,500       1,463
  Houghton Mifflin Co.,
    10.923%, 10/15/13 (c) (e)
    (g)                               3,150       2,378
  Kabel Deutschland Gmbh,
    10.625%, 07/01/14, Callable
    07/01/09 @ 105.31 (d)             2,050       2,265
  Mediacom Corp., 9.500%,
    01/15/13, Callable 01/15/06
    @ 104.75 (e)                      2,250       2,233
                                               --------
                                                  8,339
                                               --------
MISCELLANEOUS MANUFACTURER (0.5%)
  Koppers, Inc., 9.875%,
    10/15/13, Callable 10/15/08
    @ 104.94                            350         387
                                               --------
OIL & GAS (0.2%)
  Compagnie Generale de
    Geophysique SA, 7.500%,
    05/15/15, Callable 05/15/10
    @ 103.75 (d)                        150         156
                                               --------
PACKAGING & CONTAINERS (2.3%)
  Ball Corp., 6.875%, 12/15/12,
    Callable 12/15/07 @ 103.44          100         102
  Berry Plastics Corp.,
    10.750%, 07/15/12, Callable
    07/15/07 @ 105.38 (e)               500         538
  Crown Cork & Seal Co., Inc.,
    7.375%, 12/15/26                    500         475

-------------------------------------------------------
                                 Shares or
                                 Principal
                                 Amount($)     Value($)
-------------------------------------------------------
PACKAGING &
CONTAINERS--CONTINUED
  Crown Euro Holdings SA,
    9.500%, 03/01/11, Callable
    03/01/07 @ 104.75                   500         547
  Plastipak Holdings, Inc.,
    10.750%, 09/01/11, Callable
    09/01/06 @ 105.38                   250         273
                                               --------
                                                  1,935
                                               --------
REAL ESTATE (1.7%)
  American Real Estate Partners
    LP, 7.125%, 02/15/13,
    Callable 02/15/09 @ 103.56
    (d)                               1,000       1,000
  CB Richard Ellis Group, Inc.,
    9.750%, 05/15/10, Callable
    05/15/07 @ 104.88                   413         455
                                               --------
                                                  1,455
                                               --------
REITS (0.3%)
  Host Marriott LP, Ser G,
    9.250%, 10/01/07                    250         263
                                               --------
RETAIL (3.8%)
  Carrols Holdings Corp.,
    9.000%, 01/15/13, Callable
    01/15/09 @ 104.50 (d)             1,750       1,776
  Rite Aid Corp., 7.500%,
    01/15/15, Callable 01/15/10
    @ 103.75                          1,250       1,194
  United Auto Group, Inc.,
    9.625%, 03/15/12, Callable
    03/15/07 @ 104.81                   235         244
                                               --------
                                                  3,214
                                               --------
TELECOMMUNICATIONS (8.8%)
  Citizens Communications Co.,
    9.000%, 08/15/31 (e)              1,450       1,470
  Dobson Communications Corp.,
    8.100%, 10/15/12, Callable
    10/15/07 @ 102 (b) (d) (e)        1,000         986
  MCI, Inc., 7.688%, 05/01/09,
    Callable 05/01/06 @ 102.84          500         519
  Nextel Communications,
    7.375%, 08/01/15, Callable
    08/01/08 @ 103.69                   250         268
  PanAmSat Holdings Corp.,
    9.000%, 08/15/14, Callable
    08/15/09 @ 104.50                   250         264

                       See Notes to Financial Statements.

SCHEDULES OF PORTFOLIO INVESTMENTS
STI CLASSIC FUNDS September 30, 2005 (Amounts in thousands, except Shares) (Unaudited)

HIGH INCOME FUND -- CONCLUDED

-------------------------------------------------------
                                 Shares or
                                 Principal
                                 Amount($)     Value($)
-------------------------------------------------------
TELECOMMUNICATIONS--CONTINUED
  Qwest Communications
    International, Inc.,
    7.250%, 02/15/11, Callable
    02/15/08 @ 103.62 (e)             1,000         974
  Qwest Corp., 8.875%,
    06/01/31, Callable 06/01/07
    @ 104.14                          1,500       1,514
  Rogers Wireless, Inc.,
    7.250%, 12/15/12                    185         196
  Rogers Wireless, Inc.,
    6.375%, 03/01/14                    250         251
  Valor Telecom Enterprise,
    7.750%, 02/15/15, Callable
    02/15/10 @ 103.88                 1,000         970
                                               --------
                                                  7,412
                                               --------
Total Corporate Bonds (Cost
  $74,748)                                       74,824
                                               --------
PREFERRED STOCK (4.0%)
MEDIA (2.6%)
  Primedia, Inc., Ser H              22,500       2,261
                                               --------
RETAIL (1.4%)
  Rite Aid Corp.                     50,000       1,147
                                               --------
Total Preferred Stock (Cost
  $3,393)                                         3,408
                                               --------
YANKEE DOLLAR (1.3%)
FOOD (1.3%)
  Burns, Philp Capital Property
    Ltd.,9.750%, 07/15/12,
    Callable 07/15/07 @ 104.88        1,000       1,120
                                               --------
Total Yankee Dollar (Cost $992)                   1,120
                                               --------
SHORT-TERM INVESTMENTS (23.7%)
  CSFB Enhanced Liquidity
    Portfolio (f)                19,995,461      19,995
                                               --------
Total Short-Term Investments
  (Cost $19,995)                                 19,995
                                               --------

-------------------------------------------------------
                                 Shares or
                                 Principal
                                 Amount($)     Value($)
-------------------------------------------------------
REPURCHASE AGREEMENTS (5.2%)
  Merrill Lynch & Co., Inc.,
    3.655% dated 09/30/05, to
    be repurchased 10/03/05,
    repurchase price $4,388,060
    (collateralized by U.S.
    Government Agencies,
    4.5000-5.5000%, due
    04/15/24-08/25/32; total
    market value $4,474,695)          4,387       4,387
                                               --------
Total Repurchase Agreements
  (Cost $4,387)                                   4,387
                                               --------
Total Investments (Cost
  $103,515) (a) -- 123.0%                       103,734
Liabilities in excess of other
  assets -- (23.0)%                             (19,373)
                                               --------
Net Assets -- 100.0%                           $ 84,361
                                               ========

---------------
Percentages indicated are based on net assets of $84,361.

(a)Cost for federal income tax purposes is $103,515
   (amount in thousands). Unrealized appreciation/ (depreciation) on a tax basis is as follows (amounts in thousands):

      Unrealized Appreciation..................   $ 1,529
      Unrealized Depreciation..................    (1,310)
                                                  -------
      Unrealized Appreciation (Depreciation)...   $   219
                                                  =======

(b)Variable rate security. Rate presented represents rate in effect at September 30, 2005. Maturity date represents actual maturity date.

(c)Rate represents the effective yield at purchase.

(d)Rule 144A, Section 4(2) or other security which is restricted as to resale to institutional investors. The Fund's advisor has deemed this security to be liquid based upon procedures approved by the Board of Trustees.

(e)This security or a partial position of the security was on loan at September 30, 2005. The total value of securities on loan at September 30, 2005 in thousands was $18,978.

(f)This security was purchased with cash collateral held from securities lending.

(g)Step bond.

LLC   -- Limited Liability Corporation.

LP    -- Limited Partnership.

REIT  -- Real Estate Investment Trust.

Ser   -- Series.

                       See Notes to Financial Statements.

SCHEDULES OF PORTFOLIO INVESTMENTS
STI CLASSIC FUNDS September 30, 2005 (Amounts in thousands, except Shares) (Unaudited)

HIGH QUALITY BOND FUND

--------------------------------------------------------
                                   Shares or
                                   Principal
                                   Amount($)    Value($)
--------------------------------------------------------
CORPORATE BONDS (14.0%)
AEROSPACE/DEFENSE (0.3%)
  United Technologies Corp.,
    4.875%, 05/01/15                     165        165
                                                -------
BANKS (1.1%)
  Bank of America Corp., 7.400%,
    01/15/11                             550        614
                                                -------
BIOTECHNOLOGY (0.6%)
  Amgen, Inc., 4.000%, 11/18/09          315        308
                                                -------
DIVERSIFIED FINANCIAL SERVICES (6.2%)
  American Express Co., 3.750%,
    11/20/07                             550        541
  Caterpillar Financial Services
    Corp., 4.500%, 06/15/09              290        289
  CIT Group, Inc., 5.125%,
    09/30/14                             195        194
  Citigroup, Inc., 5.125%,
    05/05/14                             460        465
  Goldman Sachs Group, Inc.
    (The), 4.750%, 07/15/13              405        396
  Household Finance Corp.,
    6.375%, 11/27/12                     560        602
  JPMorgan Chase & Co., 6.625%,
    03/15/12                             495        538
  Morgan Stanley, 5.300%,
    03/01/13                             380        384
                                                -------
                                                  3,409
                                                -------
ELECTRIC (0.4%)
  Consolidated Edison Co. of New
    York, Inc., 4.700%, 06/15/09         145        146
  Florida Power & Light Co.,
    6.875%, 12/01/05                      55         55
                                                -------
                                                    201
                                                -------
INSURANCE (0.2%)
  MetLife, Inc., 5.000%, 06/15/15         95         94
                                                -------
INVESTMENT COMPANIES (0.3%)
  Credit Suisse First Boston USA,
    Inc., 6.500%, 01/15/12               175        189
                                                -------
MISCELLANEOUS MANUFACTURER (2.0%)
  General Electric Co., 5.000%,
    02/01/13                           1,095      1,104
                                                -------
RETAIL (0.5%)
  Wal-Mart Stores, Inc., 4.550%,
    05/01/13                             280        276
                                                -------

--------------------------------------------------------
                                   Shares or
                                   Principal
                                   Amount($)    Value($)
--------------------------------------------------------
SOFTWARE (1.0%)
  First Data Corp., 4.700%,
    11/01/06                             560        560
                                                -------
TELECOMMUNICATIONS (1.4%)
  France Telecom SA, 7.750%,
    03/01/11 (b)                          95        108
  SBC Communications, Inc.,
    5.625%, 06/15/16                     120        123
  Verizon Global Funding Corp.,
    7.250%, 12/01/10                     465        513
                                                -------
                                                    744
                                                -------
Total Corporate Bonds (Cost
  $7,690)                                         7,664
                                                -------
U.S. GOVERNMENT AGENCIES (1.0%)
FANNIE MAE (1.0%)
  5.725%, 03/01/12                       228        238
  6.260%, 05/01/12                       310        332
                                                -------
Total U.S. Government Agencies
  (Cost $578)                                       570
                                                -------
U.S. TREASURY OBLIGATIONS (81.9%)
U.S. TREASURY INFLATION PROTECTED NOTES/BONDS (2.9%)
  1.625%, 01/15/15                     1,590      1,608
                                                -------
U.S. TREASURY NOTES (79.0%)
  1.875%, 11/30/05                       690        688
  3.375%, 02/28/07                       115        114
  3.125%, 05/15/07                    19,045     18,733
  5.625%, 05/15/08                     3,250      3,365
  3.125%, 04/15/09                       300        289
  6.000%, 08/15/09                    13,405     14,256
  4.250%, 08/15/13                     5,865      5,845
                                                -------
                                                 43,290
                                                -------
Total U.S. Treasury Obligations
  (Cost $45,447)                                 44,898
                                                -------
MONEY MARKET FUNDS (2.5%)
  Federated Prime Value Money
    Market Fund                    1,391,084      1,391
                                                -------
Total Money Market Funds (Cost
  $1,391)                                         1,391
                                                -------
Total Investments (Cost $55,106)
  (a) -- 99.4%                                   54,523
Other assets in excess of
  liabilities -- 0.6%                               327
                                                -------
Net Assets -- 100.0%                            $54,850
                                                =======

                       See Notes to Financial Statements.

SCHEDULES OF PORTFOLIO INVESTMENTS
STI CLASSIC FUNDS September 30, 2005 (Amounts in thousands, except Shares) (Unaudited)

HIGH QUALITY BOND FUND -- CONCLUDED

---------------

(a)Cost for federal income tax purposes is $55,139 (amount in thousands). Unrealized appreciation/ (depreciation) on a tax basis is as follows (amounts in thousands):

      Unrealized Appreciation....................   $  --
      Unrealized Depreciation....................    (616)
                                                    -----
      Unrealized Appreciation (Depreciation).....   $(616)
                                                    =====

(b)Variable rate security. Rate presented represents rate in effect at September 30, 2005. Maturity date represents actual maturity date.

                       See Notes to Financial Statements.

SCHEDULES OF PORTFOLIO INVESTMENTS
STI CLASSIC FUNDS September 30, 2005 (Amounts in thousands, except Shares) (Unaudited)

INTERMEDIATE BOND FUND

---------------------------------------------------------
                                    Shares or
                                    Principal
                                    Amount($)    Value($)
---------------------------------------------------------
ASSET BACKED SECURITIES (0.2%)
HOME EQUITY ABS (0.2%)
  Cityscape Home Equity Loan
    Trust, Ser 1996-3, Cl A8,
    7.650%, 09/25/25                     16           16
  Contimortgage Home Equity Loan
    Trust, Ser 1996-2, Cl A8,
    7.900%, 07/15/27                     94           95
  Delta Funding Home Equity Loan
    Trust, Ser 1999-3, Cl A1F,
    7.462%, 09/15/29                     11           11
  EQCC Home Equity Loan Trust, Ser
    1999-3, Cl A7F, 7.448%,
    08/25/30                              9            9
  New Century Home Equity Loan
    Trust, Ser 1999-NCB, Cl A7,
    7.540%, 06/25/29                      9            9
  Soundview Home Equity Loan
    Trust, Ser 2001-1, Cl A,
    6.265%, 04/15/31 (b)                 20           20
                                                 -------
Total Asset Backed Securities
  (Cost $162)                                        160
                                                 -------
CORPORATE BONDS (18.8%)
AEROSPACE/DEFENSE (0.4%)
  United Technologies Corp.,
    4.875%, 05/01/15                    290          290
                                                 -------
AIRLINES (0.2%)
  Southwest Airlines Co., 5.125%,
    03/01/17                            165          156
                                                 -------
AUTO MANUFACTURERS (0.3%)
  DaimlerChrysler NA Holdings
    Corp., 7.300%, 01/15/12             195          212
                                                 -------
BANKS (1.6%)
  Bank of America Corp., 7.400%,
    01/15/11                            435          486
  BNP US Funding LLC, 7.738%,
    12/29/49, Callable 12/05/07 @
    100 (b) (c) (d)                     260          275
  Wells Fargo & Co., 5.125%,
    02/15/07                            330          332
                                                 -------
                                                   1,093
                                                 -------
BEVERAGES (0.2%)
  Molson Coors Capital Finance
    ULC, 4.850%, 09/22/10 (c) (d)       110          109
                                                 -------

---------------------------------------------------------
                                    Shares or
                                    Principal
                                    Amount($)    Value($)
---------------------------------------------------------
COMMERCIAL SERVICES (0.2%)
  ERAC USA Finance Co., 5.600%,
    05/01/15 (c) (d)                    120          121
                                                 -------
COMPUTERS (0.1%)
  NCR Corp., 7.125%, 06/15/09            60           64
                                                 -------
DIVERSIFIED FINANCIAL SERVICES (7.2%)
  CIT Group, Inc., 5.125%,
    09/30/14                            305          304
  Citigroup, Inc., 5.125%,
    05/05/14                            390          395
  Fund American Cos., Inc.,
    5.875%, 05/15/13                    410          410
  General Electric Capital Corp.,
    4.250%, 01/15/08                    870          864
  Goldman Sachs Group, Inc. (The),
    4.750%, 07/15/13                    365          357
  Household Finance Corp., 4.125%,
    12/15/08                            675          662
  John Deere Capital Corp.,
    3.900%, 01/15/08                    115          113
  JPMorgan Chase & Co., 6.625%,
    03/15/12                            390          424
  Lazard Group LLC, 7.125%,
    05/15/15 (c) (d)                    630          626
  Morgan Stanley, 5.800%, 04/01/07      270          274
  Morgan Stanley, 5.300%, 03/01/13      535          540
  SLM Corp., 5.625%, 04/10/07           105          107
                                                 -------
                                                   5,076
                                                 -------
ELECTRIC (0.7%)
  Exelon Corp., 4.900%, 06/15/15        465          441
  Northern States Power Co.,
    2.875%, 08/01/06                     60           59
                                                 -------
                                                     500
                                                 -------
ENTERTAINMENT (0.1%)
  GTECH Holdings Corp., 4.750%,
    10/15/10                             40           37
                                                 -------
INSURANCE (0.2%)
  MetLife, Inc., 5.000%, 06/15/15       150          148
                                                 -------
INVESTMENT COMPANIES (0.3%)
  Credit Suisse First Boston USA,
    Inc., 6.500%, 01/15/12              195          211
                                                 -------
LEISURE TIME (0.1%)
  Harley Davidson Funding Corp.,
    3.625%, 12/15/08 (c) (d)             65           63
                                                 -------

                       See Notes to Financial Statements.

SCHEDULES OF PORTFOLIO INVESTMENTS
STI CLASSIC FUNDS September 30, 2005 (Amounts in thousands, except Shares) (Unaudited)

INTERMEDIATE BOND FUND -- CONTINUED

---------------------------------------------------------
                                    Shares or
                                    Principal
                                    Amount($)    Value($)
---------------------------------------------------------
LODGING (0.2%)
  Harrah's Operating Co., Inc.,
    5.375%, 12/15/13                    135          133
                                                 -------
MEDIA (1.6%)
  Comcast Cable Communications,
    Inc., 7.125%, 06/15/13              315          351
  News America Holdings, Inc.,
    9.250%, 02/01/13                    270          333
  Time Warner, Inc., 9.125%,
    01/15/13                            330          403
                                                 -------
                                                   1,087
                                                 -------
MINING (0.7%)
  Codelco, Inc., 5.500%, 10/15/13
    (c) (d)                             190          195
  Inco Ltd., 5.700%, 10/15/15           280          287
                                                 -------
                                                     482
                                                 -------
MISCELLANEOUS MANUFACTURER (0.3%)
  General Electric Co., 5.000%,
    02/01/13                            225          227
                                                 -------
OIL & GAS (1.4%)
  Devon Financing Corp. ULC,
    6.875%, 09/30/11                    260          286
  Enterprise Products Operating
    LP, Ser B, 5.600%, 10/15/14         300          298
  Motiva Enterprises LLC, 5.200%,
    09/15/12 (c) (d)                    110          111
  Valero Energy Corp., 6.875%,
    04/15/12                            265          291
                                                 -------
                                                     986
                                                 -------
PIPELINES (1.0%)
  Centerpoint Energy Resources
    Corp., Ser B, 7.875%, 04/01/13      270          311
  Kinder Morgan, Inc., 6.500%,
    09/01/12                            340          364
                                                 -------
                                                     675
                                                 -------
RETAIL (0.1%)
  Federated Department Stores,
    Inc., 7.450%, 07/15/17               70           80
                                                 -------

---------------------------------------------------------
                                    Shares or
                                    Principal
                                    Amount($)    Value($)
---------------------------------------------------------
TELECOMMUNICATIONS (1.9%)
  France Telecom SA, 7.750%,
    03/01/11 (b)                        165          187
  SBC Communications, Inc.,
    5.625%, 06/15/16                    150          153
  Telecom Italia Capital SA,
    5.250%, 10/01/15                    380          373
  Verizon Global Funding Corp.,
    7.250%, 12/01/10                    515          570
                                                 -------
                                                   1,283
                                                 -------
Total Corporate Bonds (Cost
  $13,145)                                        13,033
                                                 -------
U.S. GOVERNMENT AGENCIES (0.1%)
FREDDIE MAC (0.1%)
  6.500%, 08/01/08                       40           41
                                                 -------
Total U.S. Government Agencies
  (Cost $41)                                          41
                                                 -------
U.S. TREASURY OBLIGATIONS (79.4%)
U.S. TREASURY INFLATION PROTECTED NOTES/BONDS (3.1%)
  1.625%, 01/15/15                    2,120        2,143
                                                 -------
U.S. TREASURY NOTES (76.3%)
  1.625%, 10/31/05                      600          599
  3.125%, 05/15/07                   14,660       14,420
  4.000%, 08/31/07                    4,930        4,913
  5.625%, 05/15/08                    9,000        9,317
  4.125%, 08/15/08                       80           80
  3.125%, 04/15/09                      625          603
  6.000%, 08/15/09                   11,860       12,613
  4.125%, 08/15/10                    2.650        2,638
  4.375%, 08/15/12                       50           50
  4.250%, 08/15/13                    6,750        6,727
  4.250%, 08/15/15                      890          884
                                                 -------
                                                  52,844
                                                 -------
Total U.S. Treasury Obligations
  (Cost $55,538)                                  54,987
                                                 -------

                       See Notes to Financial Statements.

SCHEDULES OF PORTFOLIO INVESTMENTS
STI CLASSIC FUNDS September 30, 2005 (Amounts in thousands, except Shares) (Unaudited)

INTERMEDIATE BOND FUND -- CONCLUDED

---------------------------------------------------------
                                    Shares or
                                    Principal
                                    Amount($)    Value($)
---------------------------------------------------------
REPURCHASE AGREEMENTS (1.2%)
  Lehman Brothers, Inc., 3.775%,
    dated 09/30/05, to be
    repurchased on 10/03/05,
    repurchase price $850,119
    (collateralized by U.S.
    Government Agencies, 5.500%,
    04/01/34; total market value
    $871,102)                           851          851
                                                 -------
Total Repurchase Agreements (Cost
  $851)                                              851
                                                 -------
Total Investments (Cost $69,737)
  (a) -- 99.7%                                    69,072
Other assets in excess of
  liabilities -- 0.3%                                226
                                                 -------
Net Assets -- 100.0%                             $69,298
                                                 =======

---------------

(a)Cost for federal income tax purposes is $69,214 (amount in thousands). Unrealized appreciation/ (depreciation) on a tax basis is as follows (amounts in thousands):

      Unrealized Appreciation...................   $1,286
      Unrealized Depreciation...................     (763)
                                                   ------
      Unrealized Appreciation (Depreciation)....   $  523
                                                   ======

(c)Variable rate security. Rate presented represents rate in effect at September 30, 2005. Maturity date represents actual maturity date.

(d)Rule 144A, Section 4(2) or other security which is restricted as to resale to institutional investors. The Fund's advisor has deemed this security to be liquid based upon procedures approved by the Board of Trustees.

(e)Perpetual bond. This is a bond that has no maturity date, is redeemable and pays a steady stream of interest indefinitely.

Cl    -- Class.

LLC   -- Limited Liability Corporation.

LP    -- Limited Partnership.

Ser   -- Series.

                       See Notes to Financial Statements.

SCHEDULES OF PORTFOLIO INVESTMENTS
STI CLASSIC FUNDS September 30, 2005 (Amounts in thousands, except Shares) (Unaudited)

INVESTMENT GRADE BOND FUND

-------------------------------------------------------
                                Shares or
                                Principal
                                Amount($)     Value($)
-------------------------------------------------------
ASSET BACKED SECURITIES (0.2%)
CREDIT CARD ABS (0.2%)
  Citibank Credit Card
    Issuance Trust, Ser
    2008-A7, Cl A7, 4.150%,
    07/07/17                         1,000          955
                                              ---------
Total Asset Backed Securities
  (Cost $907)                                       955
                                              ---------
CORPORATE BONDS (17.1%)
AEROSPACE/DEFENSE (0.4%)
  United Technologies Corp.,
    4.875%, 05/01/15                 2,560        2,556
                                              ---------
AIRLINES (0.2%)
  Southwest Airlines Co.,
    5.125%, 03/01/17 (d)             1,490        1,409
                                              ---------
AUTO MANUFACTURERS (0.2%)
  DaimlerChrysler NA
    Holdings, 8.500%,
    01/18/31 (d)                       800          969
                                              ---------
BANKS (1.0%)
  Bank of America Corp.,
    7.400%, 01/15/11                 3,245        3,624
  HSBC Holdings PLC, 7.625%,
    05/17/32                         1,615        2,013
                                              ---------
                                                  5,637
                                              ---------
BEVERAGES (0.2%)
  Molson Coors Capital
    Finance ULC, 4.850%,
    09/22/10 (c)                       975          967
                                              ---------
COMMERCIAL SERVICES (0.2%)
  ERAC USA Finance Co.,
    5.600%, 05/01/15 (c)             1,130        1,142
                                              ---------
COMPUTERS (0.1%)
  NCR Corp., 7.125%, 06/15/09          560          594
                                              ---------
DIVERSIFIED FINANCIAL SERVICES (5.3%)
  CIT Group, Inc., 5.125%,
    09/30/14                         2,605        2,595
  Citigroup, Inc., 5.125%,
    05/05/14                         1,815        1,836
  Citigroup, Inc., 5.850%,
    12/11/34                         1,590        1,663
  Fund American Cos., Inc.,
    5.875%, 05/15/13                 3,465        3,466
  Goldman Sachs Group, Inc.
    (The), 4.750%, 07/15/13          3,770        3,684

-------------------------------------------------------
                                Shares or
                                Principal
                                Amount($)     Value($)
-------------------------------------------------------
DIVERSIFIED FINANCIAL SERVICES--CONTINUED
  John Deere Capital Corp.,
    3.900%, 01/15/08                   760          748
  JPMorgan Chase & Co.,
    6.625%, 03/15/12                 4,265        4,633
  Lazard Group LLC, 7.125%,
    05/15/15 (c)                     6,730        6,683
  Morgan Stanley, 5.300%,
    03/01/13                         4,690        4,737
                                              ---------
                                                 30,045
                                              ---------
ELECTRIC (1.1%)
  Exelon Corp., 5.625%,
    06/15/35                         4,055        3,730
  Pacific Gas & Electric Co.,
    6.050%, 03/01/34                 2,640        2,747
                                              ---------
                                                  6,477
                                              ---------
ENTERTAINMENT (0.2%)
  GTECH Holdings Corp.,
    4.750%, 10/15/10                 1,065          973
                                              ---------
INSURANCE (0.1%)
  MetLife, Inc., 5.700%,
    06/15/35                           620          616
                                              ---------
INVESTMENT COMPANIES (0.3%)
  Credit Suisse First Boston
    USA, Inc., 6.500%,
    01/15/12                         1,490        1,613
                                              ---------
LEISURE TIME (0.1%)
  Harley Davidson Funding
    Corp., 3.625%, 12/15/08
    (c)                                885          858
                                              ---------
LODGING (0.2%)
  Harrah's Operating Co.,
    Inc., 5.375%, 12/15/13
    (d)                                950          937
                                              ---------
MEDIA (1.8%)
  Comcast Cable
    Communications, Inc.,
    7.125%, 06/15/13                 2,965        3,300
  Comcast Cable
    Communications, Inc.,
    7.050%, 03/15/33                   365          406
  Cox Communications, Inc.,
    4.625%, 06/01/13                 1,425        1,348
  News America Holdings,
    Inc., 9.250%, 02/01/13           1,305        1,612
  News America Holdings,
    Inc., 6.200%, 12/15/34
    (d)                                850          851

                       See Notes to Financial Statements.

SCHEDULES OF PORTFOLIO INVESTMENTS
STI CLASSIC FUNDS September 30, 2005 (Amounts in thousands, except Shares) (Unaudited)

INVESTMENT GRADE BOND FUND -- CONTINUED

-------------------------------------------------------
                                Shares or
                                Principal
                                Amount($)     Value($)
-------------------------------------------------------
MEDIA--CONTINUED
  Time Warner, Inc., 7.625%,
    04/15/31                         2,595        3,040
                                              ---------
                                                 10,557
                                              ---------
MINING (1.0%)
  Alcan, Inc., 5.750%,
    06/01/35                         1,325        1,303
  Codelco, Inc., 5.500%,
    10/15/13 (c)                     1,900        1,950
  Inco Ltd., 5.700%, 10/15/15        2,425        2,484
                                              ---------
                                                  5,737
                                              ---------
MISCELLANEOUS MANUFACTURER (1.2%)
  General Electric Co.,
    5.000%, 02/01/13                 6,770        6,826
                                              ---------
OIL & GAS (1.0%)
  Devon Energy Corp.,
    10.250%, 11/01/05                  195          196
  Devon Financing Corp. ULC,
    7.875%, 09/30/31                 1,790        2,254
  Enterprise Products
    Operating LP, Ser B,
    6.875%, 03/01/33                 1,245        1,314
  Motiva Enterprises LLC,
    5.200%, 09/15/12 (c)               730          733
  Valero Energy Corp.,
    7.500%, 04/15/32 (d)             1,250        1,509
                                              ---------
                                                  6,006
                                              ---------
PIPELINES (0.8%)
  Centerpoint Energy
    Resources Corp., Ser B,
    7.875%, 04/01/13                 1,825        2,105
  K N Capital Trust III,
    7.630%, 04/15/28                 1,480        1,673
  Kinder Morgan, Inc.,
    7.250%, 03/01/28                   650          742
                                              ---------
                                                  4,520
                                              ---------
REITS (0.1%)
  Simon Property Group LP,
    6.375%, 11/15/07                   595          613
                                              ---------
RETAIL (0.1%)
  Federated Department
    Stores, Inc., 6.900%,
    04/01/29                           610          658
                                              ---------

-------------------------------------------------------
                                Shares or
                                Principal
                                Amount($)     Value($)
-------------------------------------------------------
TELECOMMUNICATIONS (1.5%)
  France Telecom SA, 8.500%,
    03/01/31 (b)                       890        1,193
  SBC Communications, Inc.,
    6.450%, 06/15/34                 1,250        1,321
  Telecom Italia Capital SA,
    5.250%, 10/01/15 (d)             3,305        3,247
  Verizon Global Funding
    Corp., 7.750%, 12/01/30          2,435        2,967
                                              ---------
                                                  8,728
                                              ---------
Total Corporate Bonds
  (Cost $98,333)                                 98,438
                                              ---------
U.S. GOVERNMENT AGENCIES (4.8%)
FANNIE MAE (1.6%)
  3.250%, 02/15/09                   1,000          962
  3.800%, 07/14/10, Callable
    10/31/05 @ 100                     500          483
  5.125%, 01/02/14                     500          508
  5.500%, 11/08/16, Callable
    11/08/06 @ 100                   1,250        1,250
  6.250%, 02/28/17, Callable
    02/28/07 @ 100                     600          614
  6.200%, 06/13/17, Callable
    06/13/07 @ 100                   1,000        1,024
  5.750%, 11/07/17, Callable
    11/07/05 @ 100                   2,500        2,499
  5.100%, 06/26/18, Callable
    08/01/05 @ 100                   1,500        1,446
  5.500%, 04/23/24, Callable
    08/01/05 @ 100                     250          244
                                              ---------
                                                  9,030
                                              ---------
FEDERAL HOME LOAN BANK (1.3%)
  2.739%, 03/03/08 (b)               2,500        2,499
  3.040%, 03/24/08, Callable
    12/24/05 @ 100 (b)               2,000        1,978
  4.400%, 03/30/11, Callable
    03/30/06 @ 100                   1,000          981
  5.250%, 12/10/13, Callable
    12/10/05 @ 100                   1,250        1,241
  5.000%, 05/08/18, Callable
    11/08/05 @ 100                   1,000          987
                                              ---------
                                                  7,686
                                              ---------
FREDDIE MAC (1.8%)
  7.000%, 05/01/07                       8            8
  4.050%, 11/17/09, Callable
    11/17/05 @ 100                     700          688
  6.250%, 06/25/10, Callable
    06/25/07 @ 100                   1,000        1,029

                       See Notes to Financial Statements.

SCHEDULES OF PORTFOLIO INVESTMENTS
STI CLASSIC FUNDS September 30, 2005 (Amounts in thousands, except Shares) (Unaudited)

INVESTMENT GRADE BOND FUND -- CONCLUDED

-------------------------------------------------------
                                Shares or
                                Principal
                                Amount($)     Value($)
-------------------------------------------------------
FREDDIE MAC--CONTINUED
  4.650%, 08/27/10, Callable
    08/27/05 @ 100                     500          496
  4.500%, 12/16/10, Callable
    12/16/05 @ 100                   1,000          989
  6.375%, 08/01/11, Callable
    08/01/06 @ 100                   3,000        3,033
  4.650%, 10/10/13, Callable
    10/10/06 @ 100                   1,000          978
  6.000%, 06/27/17, Callable
    06/27/07 @ 100                   1,000        1,020
  5.550%, 10/30/17, Callable
    10/26/05 @ 100                   1,000          985
  5.200%, 03/05/19, Callable
    03/05/09 @ 100                   1,200        1,187
                                              ---------
                                                 10,413
                                              ---------
GOVERNMENT NATIONAL MORTGAGE ASSOCIATION (0.1%)
  7.000%, 04/15/13                     319          334
  7.000%, 08/15/14                     175          183
  7.000%, 05/15/31                      95          100
                                              ---------
                                                    617
                                              ---------
Total U.S. Government Agencies
  (Cost $27,830)                                 27,746
                                              ---------
U.S. TREASURY OBLIGATIONS (75.8%)
U.S. TREASURY BONDS (10.1%)
  5.375%, 02/15/31 (d)              52,255       58,542
                                              ---------
U.S. TREASURY INFLATION PROTECTED NOTES/BONDS (3.1%)
  1.625%, 01/15/15                  17,520       17,716
                                              ---------
U.S. TREASURY NOTES (62.6%)
  1.625%, 10/31/05 (d)              30,580       30,539
  3.125%, 05/15/07 (d)              81,635       80,295
  4.000%, 08/31/07 (d)              45,220       45,066
  5.625%, 05/15/08 (d)              34,160       35,365
  4.125%, 08/15/08 (d)               4,965        4,958
  3.125%, 04/15/09 (d)               1,120        1,081
  6.000%, 08/15/09                  73,455       78,117
  4.125%, 08/15/10 (d)              23,220       23,116
  4.250%, 08/15/13 (d)              51,305       51,128
  4.250%, 08/15/15 (d)              11,750       11,677
                                              ---------
                                                361,342
                                              ---------
Total U.S. Treasury
  Obligations (Cost $439,431)                   437,600
                                              ---------
SHORT-TERM INVESTMENTS (41.4%)
  CSFB Enhanced Liquidity
    Portfolio (e)              238,572,945      238,573
                                              ---------
Total Short-Term Investments
  (Cost $238,573)                               238,573
                                              ---------

-------------------------------------------------------
                                Shares or
                                Principal
                                Amount($)     Value($)
-------------------------------------------------------
REPURCHASE AGREEMENTS (1.4%)
  Morgan Stanley, 3.705%,
    dated 09/30/05, to be
    repurchased on 10/03/05,
    repurchase price
    $7,906,108
    (collateralized by U.S.
    Government Agencies,
    5.056%, due 08/01/35;
    total market value
    $8,094,541)                      7,904        7,904
                                              ---------
Total Repurchase Agreements
  (Cost $7,904)                                   7,904
                                              ---------
Total Investments (Cost
  $812,978) (a) -- 140.7%                       811,216
Liabilities in excess of
  other assets -- (40.7)%                      (234,753)
                                              ---------
Net Assets -- 100.0%                          $ 576,463
                                              =========

---------------

(a)Cost for federal income tax purposes is $814,612
   (amount in thousands). Unrealized appreciation/ (depreciation) on a tax basis is as follows (amounts in thousands):

      Unrealized Appreciation..................   $ 2,594
      Unrealized Depreciation..................    (5,990)
                                                  -------
      Unrealized Appreciation (Depreciation)...   $(3,396)
                                                  =======

(b)Variable rate security. Rate presented represents rate in effect at September 30, 2005. Maturity date represents actual maturity date.

(c)Rule 144A, Section 4(2) or other security which is restricted as to resale to institutional investors. The Fund's advisor has deemed this security to be liquid based upon procedures approved by the Board of Trustees.

(d)This security or a partial position of the security was on loan at September 30, 2005. The total value of securities on loan at September 30, 2005 in thousands was $231,643.

(e)This security was purchased with cash collateral held from securities lending.

Cl    -- Class.

LLC   -- Limited Liability Corporation.

LP    -- Limited Partnership.

REIT  -- Real Estate Investment Trust.

Ser   -- Series.

                       See Notes to Financial Statements.

SCHEDULES OF PORTFOLIO INVESTMENTS
STI CLASSIC FUNDS September 30, 2005 (Amounts in thousands, except Shares) (Unaudited)

INVESTMENT GRADE TAX-EXEMPT BOND FUND

-------------------------------------------------------
                                 Shares or
                                 Principal
                                 Amount($)     Value($)
-------------------------------------------------------
MUNICIPAL BONDS (95.8%)
ALABAMA (6.3%)
  Alabama Public School &
    College Authority, Capital
    Improvements, Ser C, RB,
    5.750%, 07/01/17, Callable
    07/01/09 @ 101.50                 3,950       4,321
  Alabama Water Pollution
    Control Authority, RB,
    5.750%, 08/15/12, Callable
    08/15/09 @ 100, LOC: AMBAC        5,205       5,649
  Auburn University, Ser A, RB,
    6.000%, 06/01/16, Callable
    06/01/11 @ 100, LOC: MBIA         4,060       4,584
  Huntsville, Ser A, GO,
    5.625%, 05/01/16, Callable
    05/01/12 @ 102                    2,375       2,670
  Huntsville, Ser A, GO,
    5.750%, 05/01/19, Callable
    05/01/12 @ 102                    2,800       3,177
                                               --------
                                                 20,401
                                               --------
ARIZONA (8.2%)
  Arizona School Facilities
    Board, State School
    Improvement, RB, 5.000%,
    01/01/13                          2,000       2,177
  Arizona School Facilities
    Board, State School
    Improvement, RB, 5.000%,
    01/01/15                         15,000      16,417
  Arizona Water Infrastructure
    Finance Authority, Water
    Quality, Ser A, RB, 5.625%,
    10/01/12, Callable 10/01/09
    @ 101                             3,280       3,581
  Phoenix Civic Improvement
    Corp., Wastewater System,
    RB, 5.000%, 07/01/17,
    Callable 07/01/14 @ 100,
    LOC: MBIA                         3,860       4,151
                                               --------
                                                 26,326
                                               --------
CALIFORNIA (9.8%)
  California State, GO, 5.500%,
    11/01/33, Callable 11/01/13
    @ 100                            11,000      12,035

-------------------------------------------------------
                                 Shares or
                                 Principal
                                 Amount($)     Value($)
-------------------------------------------------------
CALIFORNIA--CONTINUED
  Fresno Unified School
    District, Ser A, GO,
    6.550%, 08/01/20, Callable
    02/01/13 @ 103, LOC: MBIA         1,950       2,335
  Los Angeles Department of
    Water & Power, Ser A, RB,
    5.000%, 07/01/18, Callable
    07/01/13 @ 100                   13,990      14,971
  Orange County Loma Ridge/
    Data Center Project, COP,
    6.000%, 06/01/21,
    Prerefunded 06/01/19 @ 100,
    LOC: AMBAC                        2,075       2,440
                                               --------
                                                 31,781
                                               --------
COLORADO (3.7%)
  Douglas County School
    District No. RE1, Douglas &
    Ebert Counties, GO, 5.750%,
    12/15/20, Callable 12/15/14
    @ 100, LOC: FGIC                  2,540       2,915
  Metro Wastewater Reclamation
    District, RB, 5.450%,
    04/01/12, Callable 04/01/08
    @ 100                             2,570       2,703
  Westminster, Sales & Use Tax
    Project, Ser A, RB, 5.600%,
    12/01/16, Callable 12/01/07
    @ 102                             5,940       6,345
                                               --------
                                                 11,963
                                               --------
FLORIDA (2.9%)
  Lee County Transportation
    Facility Authority, Ser A,
    RB, 5.000%, 10/01/27,
    Callable 10/01/14 @ 100,
    LOC: AMBAC                        1,000       1,052
  Palm Beach County School
    Board, Ser C, COP, 5.500%,
    08/01/15, LOC: FSA                2,825       3,154
  St. Petersburg Health
    Facilities Authority, All
    Children's Hospital, Ser B,
    RB, 2.500%, 11/15/34 (b)          5,000       5,000
                                               --------
                                                  9,206
                                               --------

                       See Notes to Financial Statements.

SCHEDULES OF PORTFOLIO INVESTMENTS
STI CLASSIC FUNDS September 30, 2005 (Amounts in thousands, except Shares) (Unaudited)

INVESTMENT GRADE TAX-EXEMPT BOND FUND -- CONTINUED

-------------------------------------------------------
                                 Shares or
                                 Principal
                                 Amount($)     Value($)
-------------------------------------------------------
GEORGIA (1.1%)
  Forsyth County School
    District, GO, 5.000%,
    02/01/15, LOC: MBIA               3,200       3,504
                                               --------
ILLINOIS (2.1%)
  Chicago O'Hare International
    Airport, 3rd. Lien, Ser A,
    RB, 5.000%, 01/01/09, LOC:
    MBIA                              3,000       3,159
  Illinois State Sales Tax, Ser
    X, RB, 5.500%, 06/15/13,
    Callable 06/15/07 @ 101           3,390       3,551
                                               --------
                                                  6,710
                                               --------
IOWA (0.7%)
  Des Moines Public Parking
    System, Ser A, RB, 6.375%,
    06/01/18, Callable 06/01/10
    @ 100, LOC: FGIC                  2,005       2,261
                                               --------
LOUISIANA (2.3%)
  East Baton Rouge Parish,
    Sales Tax, Ser ST-B, RB,
    5.000%, 02/01/10, LOC:
    AMBAC                             1,880       1,993
  Louisiana State, Ser A, GO,
    5.000%, 10/15/16,
    Prerefunded 10/15/14 @ 100        5,000       5,463
                                               --------
                                                  7,456
                                               --------
MASSACHUSETTS (1.2%)
  Massachusetts Bay
    Transportation Authority,
    Ser A, RB, 5.000%,
    07/01/17, Callable 07/01/15
    @ 100                             2,000       2,164
  Massachusetts Bay
    Transportation Authority,
    Ser A, RB, 5.250%,
    07/01/30, Prerefunded
    07/01/14 @ 100                    1,300       1,444
  Massachusetts Water Pollution
    Abatement Trust, Pool
    Program, Ser 6, RB, 5.625%,
    08/01/16, Callable 08/01/10
    @ 101                               145         160
                                               --------
                                                  3,768
                                               --------

-------------------------------------------------------
                                 Shares or
                                 Principal
                                 Amount($)     Value($)
-------------------------------------------------------
MICHIGAN (5.1%)
  Detroit Sewer Disposal
    System, Ser B, RB, 2.630%,
    07/01/23, LOC: MBIA (b)          12,700      12,700
  Michigan Municipal Bond
    Authority, Clean Water
    State Revolving Fund, RB,
    5.375%, 10/01/17, Callable
    10/01/12 @ 100                    3,300       3,628
                                               --------
                                                 16,328
                                               --------
MINNESOTA (2.4%)
  Minnesota State, GO, 5.000%,
    10/01/17, Callable 10/01/15
    @ 100                             7,000       7,639
                                               --------
MISSOURI (3.0%)
  Missouri State Highways &
    Transit Commission, Ser A,
    RB, 5.625%, 02/01/18,
    Callable 02/01/11 @ 100           8,885       9,751
                                               --------
NEVADA (1.6%)
  Nevada State, Capital
    Improvements, Ser B, GO,
    5.250%, 06/01/10,
    Prerefunded 06/01/08 @ 100        5,000       5,272
                                               --------
NEW JERSEY (6.0%)
  Garden State Preservation
    Trust Open Space & Farmland
    Preservation, Ser A, RB,
    5.800%, 11/01/19, Callable
    11/01/15 @ 100                    2,000       2,318
  Garden State Preservation
    Trust, Open Space &
    Farmland Preservation, Ser
    A, RB, 5.800%, 11/01/20,
    Callable 11/01/15 @ 100,
    LOC: FSA                         10,000      11,546
  New Jersey Economic
    Development Authority,
    School Facilities
    Construction, Ser O, RB,
    5.000%, 03/01/18, Callable
    03/01/15 @ 100                    2,000       2,122

                       See Notes to Financial Statements.

SCHEDULES OF PORTFOLIO INVESTMENTS
STI CLASSIC FUNDS September 30, 2005 (Amounts in thousands, except Shares) (Unaudited)

INVESTMENT GRADE TAX-EXEMPT BOND FUND -- CONTINUED

-------------------------------------------------------
                                 Shares or
                                 Principal
                                 Amount($)     Value($)
-------------------------------------------------------
NEW JERSEY--CONTINUED
  New Jersey State Turnpike
    Authority, Ser A, RB,
    5.500%, 01/01/30,
    Prerefunded 01/01/10 @ 100        3,000       3,270
                                               --------
                                                 19,256
                                               --------
NEW YORK (13.9%)
  Buffalo School Improvements,
    Ser D, GO, 5.500%,
    12/15/14, Callable 12/15/11
    @ 100, LOC: FGIC                  1,075       1,187
  Metropolitan Transportation
    Authority, Ser G-1, RB,
    2.690%, 11/01/26, LOC:
    AMBAC (b)                        12,700      12,700
  New York City, Ser A, GO,
    6.250%, 08/01/08, Callable
    08/01/06 @ 101.5, LOC: MBIA      11,000      11,440
  Tobacco Settlement Financing
    Corp., Ser A1, RB, 5.000%,
    06/01/10, Callable 06/01/06
    @ 100                                35          35
  Tobacco Settlement Financing
    Corp., Ser A1, RB, 5.250%,
    06/01/13, Callable 06/01/08
    @ 100                            10,000      10,495
  Tobacco Settlement Financing
    Corp., Ser A1, RB, 5.500%,
    06/01/14, Callable 06/01/09
    @ 100                             2,000       2,137
  Tobacco Settlement Financing
    Corp., Ser C1, RB, 5.250%,
    06/01/12, Callable 06/01/07
    @ 100                             6,720       6,944
                                               --------
                                                 44,938
                                               --------
OHIO (0.5%)
  Ohio State Water Development
    Authority, Fresh Water
    Improvement Project, RB,
    5.700%, 06/01/08, Callable
    06/01/06 @ 101, LOC: AMBAC        1,520       1,553
                                               --------

-------------------------------------------------------
                                 Shares or
                                 Principal
                                 Amount($)     Value($)
-------------------------------------------------------
PENNSYLVANIA (4.3%)
  Pennsylvania State Turnpike
    Commission, 5.000%,
    07/15/41, Prerefunded
    07/15/11 @ 101                   10,510      11,466
  Pennsylvania State Turnpike
    Commission, Registration
    Fee, RB, 5.375%, 07/15/14,
    Callable 07/15/11 @ 101,
    LOC: AMBAC                        2,000       2,221
                                               --------
                                                 13,687
                                               --------
PUERTO RICO (8.6%)
  Puerto Rico Commonwealth
    Electric Power Authority,
    Ser RR, RB, 5.000%,
    07/01/23, Callable 07/01/15
    @ 100, LOC: FGIC                  6,500       6,966
  Puerto Rico Commonwealth
    Government Development
    Bank, RB, 2.610%, 12/01/15,
    LOC: MBIA (b)                     2,000       2,000
  Puerto Rico Commonwealth
    Highway & Transportation
    Authority, RB, 5.250%,
    07/01/15, Callable 07/01/13
    @ 100, LOC: FGIC                  5,000       5,500
  Puerto Rico Commonwealth
    Highway & Transportation
    Authority, RB, 5.250%,
    07/01/17, Callable 07/01/13
    @ 100, LOC: FGIC                  5,260       5,778
  Puerto Rico Commonwealth
    Highway & Transportation
    Authority, Ser G, RB,
    5.250%, 07/01/15, Callable
    07/01/13 @ 100, LOC: FGIC         2,720       3,001
  Puerto Rico Commonwealth
    Municipal Finance Agency,
    Ser A, RB, 5.250%,
    08/01/14, Callable 08/01/12
    @ 100, LOC: FSA                   4,000       4,396
                                               --------
                                                 27,641
                                               --------

                       See Notes to Financial Statements.

SCHEDULES OF PORTFOLIO INVESTMENTS
STI CLASSIC FUNDS September 30, 2005 (Amounts in thousands, except Shares) (Unaudited)

INVESTMENT GRADE TAX-EXEMPT BOND FUND -- CONCLUDED

-------------------------------------------------------
                                 Shares or
                                 Principal
                                 Amount($)     Value($)
-------------------------------------------------------
SOUTH CAROLINA (0.9%)
  Clemson University, RB,
    6.250%, 05/01/15, Callable
    05/01/09 @ 101, LOC: AMBAC        2,725       3,023
                                               --------
TEXAS (9.5%)
  Coastal Bend Health
    Facilities Development
    Corp., Incarnate Word
    Health Services, Ser B, RB,
    2.730%, 08/15/28, LOC:
    AMBAC (b)                         5,095       5,095
  Irving Waterworks & Sewer,
    RB, 5.950%, 06/15/19,
    Callable 06/15/09 @ 100.50        1,460       1,593
  North Harris County Regional
    Water Authority, RB,
    5.250%, 12/15/18, Callable
    12/15/14 @ 100, LOC: MBIA         2,690       2,934
  Richardson Texas, GO, 5.250%,
    02/15/17, Callable 02/15/15
    @ 100, LOC: MBIA                  2,665       2,919
  Texas State, TAN & RAN, GO,
    4.500%, 08/31/06                 17,750      17,986
                                               --------
                                                 30,527
                                               --------
WISCONSIN (1.7%)
  Milwaukee Metropolitan Sewage
    District, Sewage System,
    Ser A, GO, 4.875%,
    10/01/21, Prerefunded
    10/01/11 @ 100                    5,095       5,480
                                               --------
Total Municipal Bonds (Cost
  $305,954)                                     308,471
                                               --------
MONEY MARKET FUNDS (9.6%)
  Federated Tax-Free
    Obligations Fund             15,556,541      15,556
  SEI Tax Exempt Trust,
    Institutional Tax Free Fund  15,336,744      15,337
                                               --------
Total Money Market Funds (Cost
  $30,893)                                       30,893
                                               --------
Total Investments (Cost
  $336,847) (a) -- 105.4%                       339,364
Liabilities in excess of other
  assets -- (5.4)%                              (17,537)
                                               --------
Net Assets -- 100.0%                           $321,827
                                               ========

---------------

(a)Cost for federal income tax purposes is $336,847
   (amount in thousands). Unrealized appreciation/(depreciation) on a tax basis is as follows (amounts in thousands):

      Unrealized Appreciation...................   $3,320
      Unrealized Depreciation...................     (803)
                                                   ------
      Unrealized Appreciation (Depreciation)....   $2,517
                                                   ======

(b)Variable rate security. Rate presented represents rate in effect at September 30, 2005. Maturity date represents actual maturity date.

AMBAC     -- Security insured by the American Municipal
             Bond Assurance Corporation.

COP       -- Certificate of Participation.

FGIC      -- Security insured by the Financial Guaranty
             Insurance Company.

FSA       -- Security insured by Financial Security
             Assurance.

GO        -- General Obligation.

MBIA      -- Security insured by the Municipal Bond
             Insurance Association.

RAN       -- Revenue Anticipation Note.

RB        -- Revenue Bond.

SA        -- Special Assessment.

Ser       -- Series.

TAN       -- Tax Anticipation Note.

                       See Notes to Financial Statements.

SCHEDULES OF PORTFOLIO INVESTMENTS
STI CLASSIC FUNDS September 30, 2005 (Amounts in thousands, except Shares) (Unaudited)

LIMITED DURATION FUND

---------------------------------------------------------
                                    Shares or
                                    Principal
                                    Amount($)    Value($)
---------------------------------------------------------
ASSET BACKED SECURITIES (27.1%)
CREDIT CARD ABS (18.9%)
  American Express Master Trust,
    Ser 2001-1, Cl A, 3.908%,
    09/15/08 (b)                      1,331        1,332
  American Express Master Trust,
    Ser 2003-3, Cl A, 3.878%,
    11/15/10 (b)                      1,500        1,504
  BA Master Credit Card Trust, Ser
    2001, Cl A, 3.888%, 06/15/08
    (b)                               2,500        2,502
  Chase Issuance Trust, Ser
    2005-A1, Cl A1, 3.778%,
    12/15/10 (b)                      2,200        2,200
  MBNA Credit Card Master Trust,
    Ser 2002-A13, Cl A, 3.898%,
    05/17/10 (b)                      2,500        2,506
                                                 -------
                                                  10,044
                                                 -------
FANNIE MAE (6.1%)
  Guarantor Trust, Ser 2002-T10,
    Cl A1, 3.950%, 06/25/32 (b)       1,422        1,420
  Guarantor Trust, Ser 2002-T13,
    Cl A1, 3.930%, 08/25/32 (b)       1,806        1,807
                                                 -------
                                                   3,227
                                                 -------
FREDDIE MAC (2.1%)
  Structured Pass Thru Security,
    Ser T-49, Cl AV, 3.791%,
    12/25/32 (b)                      1,139        1,140
                                                 -------
Total Asset Backed Securities
  (Cost $14,411)                                  14,411
                                                 -------
U.S. TREASURY OBLIGATIONS (68.6%)
U.S. TREASURY NOTES (68.6%)
  1.625%, 10/31/05                    7,000        6,990
  5.750%, 11/15/05                    6,000        6,016
  5.875%, 11/15/05                    4,000        4,011
  1.875%, 11/30/05                    6,500        6,484
  1.875%, 12/31/05                    7,000        6,970
  1.875%, 01/31/06                    6,000        5,963
                                                 -------
Total U.S. Treasury Obligations
  (Cost $36,432)                                  36,434
                                                 -------

---------------------------------------------------------
                                    Shares or
                                    Principal
                                    Amount($)    Value($)
---------------------------------------------------------
REPURCHASE AGREEMENTS (14.8%)
  Lehman Brothers, Inc., 3.775%,
    dated 09/30/05, to be
    repurchased on 10/03/05,
    repurchase price $7,869,790
    (collateralized by U.S.
    Government Agencies, 5.500%,
    due 04/01/34; total market
    value $8,024,590)                 7,867        7,867
                                                 -------
Total Repurchase Agreements (Cost
  $7,867)                                          7,867
                                                 -------
Total Investments (Cost $58,710)
  (a) -- 110.5%                                   58,712
Liabilities in excess of other
  assets -- (10.5)%                               (5,558)
                                                 -------
Net Assets -- 100.0%                             $53,154
                                                 =======

---------------

(a) Cost for federal income tax purposes is $58,712
    (amount in thousands). Unrealized appreciation/ (depreciation) on a tax basis is as follows (amounts in thousands):

      Unrealized Appreciation.....................   $ 7
      Unrealized Depreciation.....................    (7)
                                                     ---
      Unrealized Appreciation (Depreciation)......   $--
                                                     ===

(b) Variable rate security. Rate presented represents rate in effect at September 30, 2005. Maturity date represents actual maturity date.

Cl  -- Class.

Ser -- Series.

                       See Notes to Financial Statements.

SCHEDULES OF PORTFOLIO INVESTMENTS
STI CLASSIC FUNDS September 30, 2005 (Amounts in thousands, except Shares) (Unaudited)

LIMITED-TERM FEDERAL MORTGAGE SECURITIES FUND

-------------------------------------------------------
                                 Shares or
                                 Principal
                                 Amount($)     Value($)
-------------------------------------------------------
U.S. GOVERNMENT AGENCIES (96.8%)
FANNIE MAE (76.7%)
  6.500%, 12/01/08                    3,140       3,267
  7.125%, 06/15/10 (c)               41,250      45,701
  3.500%, 04/25/11                   21,235      20,944
  7.500%, 09/01/12                    6,137       6,472
  6.500%, 06/01/13                      609         630
  6.000%, 09/01/13                    1,218       1,254
  4.000%, 11/01/13                   10,709      10,442
  4.500%, 03/01/14                   17,881      17,672
  6.000%, 09/01/16                    8,189       8,425
  6.500%, 10/01/16                    1,207       1,249
  5.500%, 12/01/16                    3,503       3,556
  6.000%, 08/01/17                    2,146       2,208
  6.000%, 10/01/17                    1,504       1,548
  6.000%, 10/01/17                    4,184       4,304
  6.000%, 05/01/19                    2,100       2,160
  6.000%, 06/01/19                    6,042       6,214
  5.500%, 07/01/19                    3,058       3,103
  5.500%, 07/01/19                    8,843       8,974
  5.500%, 08/01/19                    3,928       3,986
  5.500%, 10/01/19                    5,227       5,305
  5.000%, 05/01/20                   16,358      16,320
  5.500%, 06/01/20                   10,043      10,193
  3.500%, 10/25/21                   20,619      20,371
  5.500%, 03/01/24                    7,554       7,600
  7.000%, 05/01/32                    6,541       6,847
  6.500%, 12/01/32                    4,383       4,516
  5.500%, 01/01/33                    5,295       5,298
  4.764%, 05/01/33 (b)                6,815       6,773
  4.565%, 06/01/33 (b)               11,084      11,000
  4.103%, 08/01/33 (b)               14,092      14,027
  6.000%, 11/01/33                    2,290       2,328
  3.244%, 05/01/34 (b)               10,394      10,295
  4.565%, 05/01/34 (b)                3,183       3,156
  4.029%, 06/01/34 (b)                5,999       5,896
  4.299%, 06/01/34 (b)                4,209       4,169
  7.000%, 06/01/34                    6,727       7,041
  6.000%, 02/01/35                    2,986       3,037
                                               --------
                                                296,281
                                               --------

-------------------------------------------------------
                                 Shares or
                                 Principal
                                 Amount($)     Value($)
-------------------------------------------------------
FREDDIE MAC (18.6%)
  2.478%, 05/15/10 (b)                1,257       1,237
  7.000%, 11/01/16                      976       1,019
  6.500%, 02/01/17                    2,809       2,900
  6.000%, 07/01/17                    3,345       3,439
  4.500%, 05/01/18                    8,415       8,258
  4.500%, 11/01/18                    7,608       7,463
  4.500%, 10/15/27                   10,000       9,960
  6.000%, 12/01/31                   18,261      18,590
  6.500%, 09/01/32                    4,481       4,613
  3.343%, 07/01/33 (b)                4,317       4,334
  6.000%, 01/01/34                    4,415       4,493
  4.246%, 05/01/34 (b)                5,819       5,690
                                               --------
                                                 71,996
                                               --------
GOVERNMENT NATIONAL MORTGAGE ASSOCIATION (1.5%)
  7.000%, 07/15/31                      402         423
  7.000%, 09/15/31                      995       1,046
  5.500%, 12/15/32                    4,366       4,411
                                               --------
                                                  5,880
                                               --------
Total U.S. Government Agencies
  (Cost $378,444)                               374,157
                                               --------
SHORT-TERM INVESTMENTS (12.3%)
  CSFB Enhanced Liquidity
    Portfolio (d)                47,746,875      47,747
                                               --------
Total Short-Term Investments
  (Cost $47,747)                                 47,747
                                               --------
REPURCHASE AGREEMENTS (3.1%)
  Merrill Lynch & Co., Inc.,
    3.655%, dated 09/30/05, to
    be repurchased 10/03/05,
    repurchase price $6,031,555
    (collateralized by U.S.
    Government Agencies,
    DN-4.000%, due 03/15/18-
    10/25/20; total market
    value $6,153,237)                 6,030       6,030

                       See Notes to Financial Statements.

SCHEDULES OF PORTFOLIO INVESTMENTS
STI CLASSIC FUNDS September 30, 2005 (Amounts in thousands, except Shares) (Unaudited)

LIMITED-TERM FEDERAL MORTGAGE SECURITIES FUND -- CONCLUDED

-------------------------------------------------------
                                 Shares or
                                 Principal
                                 Amount($)     Value($)
-------------------------------------------------------
REPURCHASE AGREEMENTS--CONTINUED
  Morgan Stanley, 3.705%, dated
    09/30/05, to be repurchased
    10/03/05, repurchase price
    $5,967,963 (collateralized
    by U.S. Government
    Agencies, 3.891%, due
    04/01/33; total market
    value $6,205,724)                 5,966       5,966
                                               --------
Total Repurchase Agreements
  (Cost $11,996)                                 11,996
                                               --------
Total Investments (Cost
  $438,187) (a) -- 112.2%                       433,900
Liabilities in excess of other
  assets -- (12.2)%                             (47,041)
                                               --------
Net Assets -- 100.0%                           $386,859
                                               ========

---------------

(a)Cost for federal income tax purposes is $438,187
   (amount in thousands). Unrealized appreciation/(depreciation) on a tax basis is as follows (amounts in thousands):

      Unrealized Appreciation..................   $   303
      Unrealized Depreciation..................    (4,590)
                                                  -------
      Unrealized Appreciation (Depreciation)...   $(4,287)
                                                  =======

(b)Variable rate security. Rate presented represents rate in effect at September 30, 2005. Maturity date represents actual maturity date.

(c)This security or a partial position of the security was on loan at September 30, 2005. The total value of securities on loan at September 30, 2005 in thousands was $45,701.

(d)This security was purchased with cash collateral held from securities lending.

                       See Notes to Financial Statements.

SCHEDULES OF PORTFOLIO INVESTMENTS
STI CLASSIC FUNDS September 30, 2005 (Amounts in thousands, except Shares) (Unaudited)

MARYLAND MUNICIPAL BOND FUND

---------------------------------------------------------
                                    Shares or
                                    Principal
                                    Amount($)    Value($)
---------------------------------------------------------
MUNICIPAL BONDS (98.1%)
MARYLAND (93.0%)
  Annapolis Public Improvement,
    GO, 5.000%, 04/01/08               1,000       1,047
  Annapolis Special Obligation,
    Park Place Project, Ser A, RB,
    5.350%, 07/01/34, Callable
    01/01/15 @ 101                       500         503
  Anne Arundel County Special
    Obligation, Arundel Mills
    Project, RB, 5.125%, 07/01/22,
    Callable 07/01/14 @ 100, LOC:
    County Guaranteed                  1,000       1,076
  Baltimore Parking System
    Facilities, Ser A, RB, 5.900%,
    07/01/13, LOC: FGIC                  900       1,029
  Baltimore Pollution Control,
    General Motors Corp. Project,
    RB, 5.350%, 04/01/08                 410         405
  Calvert County Consolidated
    Public Improvement Project,
    GO, 5.000%, 07/15/08               1,000       1,051
  Charles County, Public
    Improvement, GO, 5.000%,
    03/01/14                           1,000       1,096
  Harford County, GO, 5.000%,
    07/15/25, Callable 07/15/15 @
    100                                1,000       1,060
  Howard County, Metropolitan
    District Project, Ser A, GO,
    5.250%, 08/15/13, Callable
    02/15/12 @ 100                     1,100       1,205
  Howard County, Public
    Improvement, Ser A, 5.250%,
    08/15/14, Callable 02/15/12 @
    100                                1,205       1,319
  Maryland State & Local
    Facilities, Ser 2, GO, 5.000%,
    08/01/16, Callable 08/01/13 @
    100                                1,425       1,546
  Maryland State & Local
    Facilities, Ser B, GO, 5.000%,
    02/01/06                             400         403
  Maryland State Capital
    Improvements, Ser A, GO,
    5.000%, 02/15/19, Callable
    02/15/15 @ 100                     1,000       1,082

---------------------------------------------------------
                                    Shares or
                                    Principal
                                    Amount($)    Value($)
---------------------------------------------------------
MARYLAND--CONTINUED
  Maryland State Community
    Development Administration,
    Department of Housing &
    Community Development, Ser 2,
    RB, AMT, 4.700%, 04/01/11          1,000       1,038
  Maryland State Community
    Development Administration,
    Department of Housing &
    Community Development, Ser
    2001B, RB, AMT, 4.100%,
    07/01/08, LOC: FHA/GNMA/ HUD         285         290
  Maryland State Community
    Development Administration,
    Department of Housing &
    Community Development, Ser E,
    RB, 5.700%, 09/01/17, Callable
    09/01/09 @ 100                       900         929
  Maryland State Economic
    Development Corp., CHF-
    College Park LLC, Ser A, RB,
    2.770%, 06/01/32, LOC:
    Wachovia Bank N.A. (b)                40          40
  Maryland State Economic
    Development Corp., Department
    of Transportation
    Headquarters, RB, 5.375%,
    06/01/19, Callable 06/01/12 @
    100.50                             1,000       1,100
  Maryland State Economic
    Development Corp., University
    of Maryland College Park
    Project, RB, 5.750%, 06/01/18,
    Callable 06/01/13 @ 100              475         515
  Maryland State Economic
    Development Corp., University
    of Maryland, Ser A, RB,
    5.625%, 10/01/23, Callable
    10/01/13 @ 100                       500         531
  Maryland State Economic
    Development Corp., University
    Village at Sheppard Pratt, RB,
    5.875%, 07/01/21, Callable
    07/01/11 @ 101, LOC: ACA             250         268

                       See Notes to Financial Statements.

SCHEDULES OF PORTFOLIO INVESTMENTS
STI CLASSIC FUNDS September 30, 2005 (Amounts in thousands, except Shares) (Unaudited)

MARYLAND MUNICIPAL BOND FUND -- CONTINUED

---------------------------------------------------------
                                    Shares or
                                    Principal
                                    Amount($)    Value($)
---------------------------------------------------------
MARYLAND--CONTINUED
  Maryland State Health & Higher
    Educational Facilities
    Authority, Calvert Health
    Systems, RB, 5.500%, 07/01/36,
    Callable 07/01/14 @ 100            1,000       1,059
  Maryland State Health & Higher
    Educational Facilities
    Authority, Carroll County
    General Hospital, RB, 6.000%,
    07/01/18, Callable 07/01/12 @
    100                                1,035       1,125
  Maryland State Health & Higher
    Educational Facilities
    Authority, Carroll County
    General Hospital, RB, 6.000%,
    07/01/21, Callable 07/01/12 @
    100                                  250         270
  Maryland State Health & Higher
    Educational Facilities
    Authority, Catholic Health
    Initiatives, Ser A, RB,
    6.000%, 12/01/24, Callable
    06/01/10 @ 101, LOC: ETM             250         280
  Maryland State Health & Higher
    Educational Facilities
    Authority, Civista Medical
    Center, RB, 5.000%, 07/01/37,
    Callable 07/01/14 @ 100, LOC:
    Radian                             1,595       1,624
  Maryland State Health & Higher
    Educational Facilities
    Authority, Goucher College,
    RB, 5.375%, 07/01/25, Callable
    07/01/14 @ 100                       565         596
  Maryland State Health & Higher
    Educational Facilities
    Authority, Hebrew Home of
    Greater Washington, RB,
    5.700%, 01/01/21, Callable
    01/01/12 @ 100                       480         511
  Maryland State Health & Higher
    Educational Facilities
    Authority, Hebrew Home of
    Greater Washington, RB,
    5.700%, 01/01/22, Callable
    01/01/12 @ 100                       510         541

---------------------------------------------------------
                                    Shares or
                                    Principal
                                    Amount($)    Value($)
---------------------------------------------------------
MARYLAND--CONTINUED
  Maryland State Health & Higher
    Educational Facilities
    Authority, Johns Hopkins
    University, Ser A, RB, 5.000%,
    07/01/38, Callable 07/01/14 @
    100                                1,115       1,157
  Maryland State Health & Higher
    Educational Facilities
    Authority, Lifebridge Health,
    Ser A, RB, 5.125%, 07/01/34,
    Callable 07/01/14 @ 100            1,000       1,028
  Maryland State Health & Higher
    Educational Facilities
    Authority, Mercy Ridge, Ser B,
    RB, 5.000%, 04/01/08, Callable
    04/01/06 @ 101                       300         304
  Maryland State Health & Higher
    Educational Facilities
    Authority, North Arundel
    Hospital, RB, 6.500%,
    07/01/26, Prerefunded 07/01/10
    @ 101                                400         441
  Maryland State Health & Higher
    Educational Facilities
    Authority, Pickersgill, Inc.,
    RB, 2.780%, 01/01/35, Callable
    07/01/11 @ 100 (b)                   500         500
  Maryland State Health & Higher
    Educational Facilities
    Authority, Union Hospital of
    Cecil Country, RB, 5.750%,
    07/01/20, Callable 07/01/12 @
    100                                  500         541
  Maryland State Health & Higher
    Educational Facilities
    Authority, University of
    Maryland Medical System, RB,
    5.750%, 07/01/21, Callable
    07/01/11 @ 100                     1,725       1,848
  Maryland State Industrial
    Development Authority,
    Economic Development, Our Lady
    of Good Counsel School, Ser A,
    RB, 6.000%, 05/01/35, Callable
    05/15/15 @ 100                     1,000       1,026
  Maryland State Stadium
    Authority, RB, 5.800%,
    03/01/26, Callable 03/01/06 @
    101, LOC: AMBAC                      250         255

                       See Notes to Financial Statements.

SCHEDULES OF PORTFOLIO INVESTMENTS
STI CLASSIC FUNDS September 30, 2005 (Amounts in thousands, except Shares) (Unaudited)

MARYLAND MUNICIPAL BOND FUND -- CONTINUED

---------------------------------------------------------
                                    Shares or
                                    Principal
                                    Amount($)    Value($)
---------------------------------------------------------
MARYLAND--CONTINUED
  Maryland State Transportation
    Authority, Baltimore/
    Washington International
    Airport, Ser B, RB, AMT,
    5.375%, 03/01/15, Callable
    03/01/12 @ 101, LOC: AMBAC         1,000       1,076
  Montgomery County Economic
    Development, Trinity Health
    Care Group, RB, 5.500%,
    12/01/16, Callable 12/01/11 @
    100                                1,000       1,076
  Montgomery County Housing
    Opportunities Commission,
    Aston Woods Apartments, Ser A,
    RB, 4.900%, 05/15/31, Callable
    05/15/08 @ 102, LOC: FNMA            650         681
  Montgomery County Housing
    Opportunities Commission, Ser
    A, RB, 4.450%, 07/01/17,
    Callable 01/01/11 @ 100              170         171
  Montgomery County Housing
    Opportunities Commission, Ser
    A, RB, 6.000%, 07/01/20,
    Callable 07/01/10 @ 100            1,005       1,056
  Northeast Waste Disposal
    Authority, Montgomery County
    Resource Recovery Project, Ser
    A, RB, AMT, 6.000%, 07/01/06       1,100       1,118
  Prince Georges County Special
    Obligation, National Harbor
    Project, 4.700%, 07/01/15            500         500
  St. Mary's County Public
    Improvement, GO, 5.500%,
    07/01/11                           1,165       1,296
  Talbot County Public Facilities,
    GO, 5.375%, 03/15/17, Callable
    03/15/12 @ 101                     1,000       1,102

---------------------------------------------------------
                                    Shares or
                                    Principal
                                    Amount($)    Value($)
---------------------------------------------------------
MARYLAND--CONTINUED
  Westminster Education
    Facilities, Western Maryland
    College, RB, 2.750%, 04/01/30
    (b)                                1,235       1,235
                                                 -------
                                                  39,950
                                                 -------
PUERTO RICO (5.1%)
  Puerto Rico Commonwealth Highway
    & Transportation Authority,
    Ser AA, RB, 5.000%, 07/01/06         500         507
  Puerto Rico Electric Power
    Authority, Ser RR, RB, 5.000%,
    07/01/26, Callable 07/01/15 @
    100, LOC: XLCA                     1,000       1,063
  Puerto Rico Housing Bank &
    Finance Agency, Affordable
    Housing Mortgage Portfolio I,
    RB, AMT, 6.250%, 04/01/29,
    Callable 10/01/05 @ 102, LOC:
    GNMA/FNMA/FHLMC                      625         637
                                                 -------
                                                   2,207
                                                 -------
Total Municipal Bonds (Cost
  $41,129)                                        42,157
                                                 -------
MONEY MARKET FUNDS (1.0%)
  Federated Maryland Municipal
    Cash Trust (b)                   425,662         426
                                                 -------
Total Money Market Funds (Cost
  $426)                                              426
                                                 -------
Total Investments (Cost $41,555)
  (a) -- 99.1%                                    42,583
Other assets in excess of
  liabilities -- 0.9%                                401
                                                 -------
Net Assets -- 100.0%                             $42,984
                                                 =======

                       See Notes to Financial Statements.

SCHEDULES OF PORTFOLIO INVESTMENTS
STI CLASSIC FUNDS September 30, 2005 (Amounts in thousands, except Shares) (Unaudited)

MARYLAND MUNICIPAL BOND FUND -- CONCLUDED

---------------

(a)Cost for federal income tax purposes is $41,557 (amount in thousands). Unrealized appreciation/ (depreciation) on a tax basis is as follows (amounts in thousands):

      Unrealized Appreciation...................   $1,104
      Unrealized Depreciation...................      (78)
                                                   ------
      Unrealized Appreciation (Depreciation)....   $1,026
                                                   ======

(b)Variable rate security. Rate presented represents rate in effect at September 30, 2005. Maturity date represents actual maturity date.

ACA       -- Security insured by American Capital Access.

AMBAC     -- Security insured by the American Municipal
             Bond Assurance Corporation.

AMT       -- Alternative Minimum Tax Paper.

ETM       -- Escrowed to Maturity.

FGIC      -- Security insured by the Financial Guaranty
             Insurance Company.

FHA       -- Security insured by the Federal Housing
             Administration.

FHLMC     -- Security insured by Freddie Mac.

FNMA      -- Security insured by Fannie Mae.

GNMA      -- Security insured by the Government National
             Mortgage Association.

GO        -- General Obligation.

HUD       -- Security insured by the Department of
             Housing and Urban Development.

LLC       -- Limited Liability Company.

LOC       -- Letter of Credit.

RB        -- Revenue Bond.

Ser       -- Series.

XLCA      -- XL Capital Assurance, Inc.

                       See Notes to Financial Statements.

SCHEDULES OF PORTFOLIO INVESTMENTS
STI CLASSIC FUNDS September 30, 2005 (Amounts in thousands, except Shares) (Unaudited)

NORTH CAROLINA TAX-EXEMPT BOND FUND

---------------------------------------------------------
                                    Shares or
                                    Principal
                                    Amount($)    Value($)
---------------------------------------------------------
MUNICIPAL BONDS (97.1%)
NORTH CAROLINA (97.1%)
  Apex, GO, 2.000%, 02/01/06             620         618
  Appalachian State University,
    Procurement Services Building,
    RB, 5.000%, 07/15/30, Callable
    07/15/15 @ 100, LOC: MBIA          1,250       1,313
  Brunswick County Enterprise
    System, Ser A, RB, 5.250%,
    04/01/22, Callable 04/01/14 @
    100, LOC: FSA                        500         546
  Buncombe County, COP, 5.250%,
    10/01/17, Callable 10/01/13 @
    100, LOC: AMBAC                      585         635
  Charlotte Water & Sewer System,
    RB, 5.250%, 06/01/15,
    Prerefunded 06/01/09 @ 101           500         541
  Charlotte-Mecklenburg Hospital
    Authority, Carolina Health
    Care System, Ser A, RB,
    5.000%, 01/15/13, Callable
    01/15/07 @ 102                       500         521
  Charlotte-Mecklenburg Hospital
    Authority, Carolina Health
    Care System, Ser A, 5.000%,
    01/15/31, Callable 01/15/11 @
    101                                1,260       1,293
  Dare County, COP, 5.000%,
    06/01/23, Callable 12/01/12 @
    100, LOC: AMBAC                      830         868
  Durham, GO, 5.000%, 02/01/07           500         514
  Greensboro Enterprise System,
    Ser A, RB, 5.000%, 06/01/26,
    Callable 06/01/15 @ 100            1,000       1,052
  Iredell County Public Facilities
    Project, COP, 5.250%,
    10/01/20, Callable 10/01/13 @
    100, LOC: AMBAC                      500         539
  New Hanover County Hospital, New
    Hanover Regional Medical
    Center Project, RB, 5.300%,
    10/01/06, LOC: AMBAC                 200         205
  North Carolina Capital
    Facilities Finance Agency,
    Educational Facilities,
    Johnson & Wales University
    Project, Ser A, RB, 5.000%,
    04/01/14, Callable 04/01/13 @
    100                                  500         536

---------------------------------------------------------
                                    Shares or
                                    Principal
                                    Amount($)    Value($)
---------------------------------------------------------
NORTH CAROLINA--CONTINUED
  North Carolina Capital
    Facilities Finance Agency,
    Educational Facilities,
    Trinity Episcopal School
    Project, RB, 2.750%, 09/01/24,
    LOC: Wachovia Bank N.A. (b)          400         400
  North Carolina Capital
    Facilities Finance Agency,
    Student Housing, NCA&T
    University Foundation Project,
    Ser A, RB, 5.250%, 06/01/20,
    Callable 06/01/14 @ 100, LOC:
    Radian                               500         538
  North Carolina Eastern Municipal
    Power Agency, Power System,
    Ser A, RB, 5.700%, 01/01/15,
    Callable 01/01/07 @ 102, LOC:
    MBIA                                 500         525
  North Carolina Eastern Municipal
    Power Agency, Power System,
    Ser C, RB, 5.375%, 01/01/16,
    Callable 01/01/13 @ 100              500         530
  North Carolina Educational
    Facilities Finance Agency,
    Belmont Abbey College, RB,
    2.750%, 06/01/18, LOC: First
    Union National Bank (b)              400         400
  North Carolina Educational
    Facilities Finance Agency,
    Wingate University, RB,
    2.750%, 05/01/22, LOC: Bank of
    America (b)                          400         400
  North Carolina Housing Finance
    Agency, Home Ownership, Ser 15
    C, RB, 2.830%, 07/01/32, LOC:
    FSA (b)                            2,000       2,000
  North Carolina Medical Care
    Commission, Health Care
    Facilities, Novant Health
    Obligations Group, Ser A, RB,
    5.000%, 11/01/17, Callable
    11/01/13 @ 100                       500         528
  North Carolina Medical Care
    Commission, Health Care
    Facilities, Novant Health
    Obligations Group, Ser A, RB,
    5.000%, 11/01/18, Callable
    11/01/13 @ 100                       500         526

                       See Notes to Financial Statements.

SCHEDULES OF PORTFOLIO INVESTMENTS
STI CLASSIC FUNDS September 30, 2005 (Amounts in thousands, except Shares) (Unaudited)

NORTH CAROLINA TAX-EXEMPT BOND FUND -- CONTINUED

---------------------------------------------------------
                                    Shares or
                                    Principal
                                    Amount($)    Value($)
---------------------------------------------------------
NORTH CAROLINA--CONTINUED
  North Carolina Medical Care
    Commission, Health Care
    Facilities, RB, 5.000%,
    01/01/33, Callable 01/01/15 @
    100, LOC: FGIC                     2,000       2,079
  North Carolina Medical Care
    Commission, Northeast Medical
    Center Project, RB, 5.750%,
    11/01/06, LOC: AMBAC               1,095       1,129
  North Carolina Municipal Power
    Agency, No. 1 Catawba
    Electric, Ser A, RB, 5.500%,
    01/01/15, LOC: MBIA                  500         561
  North Carolina State University
    at Raleigh, Centennial Campus
    Project, Ser B, RB, 5.125%,
    12/15/16, Prerefunded 12/15/06
    @ 101, LOC: MBIA                     500         516
  North Carolina State, Albermarle
    Building, Clean Water, Ser B,
    GO, 2.625%, 05/01/06                 500         499
  Pitt County School Facilities
    Project, Ser B, COP, 5.300%,
    04/01/21, Callable 04/01/10 @
    101, LOC: FSA                        500         535
  Raleigh Combined Enterprise
    System, RB, 5.250%, 03/01/17,
    Callable 03/01/11 @ 100              500         547
  Raleigh Durham Airport
    Authority, Ser A, RB, 5.000%,
    05/01/30, Callable 05/01/15 @
    100, LOC: AMBAC                    2,000       2,093
  Rockingham County, COP, 5.000%,
    04/01/18, Callable 04/01/12 @
    101, LOC: AMBAC                      500         532
  Salisbury Enterprise System, RB,
    5.000%, 02/01/20, Callable
    02/01/12 @ 101, LOC: FSA             500         530
  University of North Carolina at
    Wilmington, COP, 5.000%,
    06/01/31, Callable 06/01/15 @
    100, LOC: FGIC                     3,345       3,482
  University of North Carolina
    Systems Pool, Ser A, RB,
    5.375%, 04/01/21, Callable
    10/01/12 @ 100, LOC: AMBAC           400         440

---------------------------------------------------------
                                    Shares or
                                    Principal
                                    Amount($)    Value($)
---------------------------------------------------------
NORTH CAROLINA--CONTINUED
  University of North Carolina
    Systems Pool, Ser A, RB,
    5.375%, 04/01/22, Callable
    10/01/12 @ 100, LOC: AMBAC           500         550
  University of North Carolina
    Systems Pool, Ser A, RB,
    5.000%, 04/01/23, Callable
    04/01/15 @ 100, LOC: AMBAC         1,910       2,025
  University of North Carolina
    University, Dining System, RB,
    5.400%, 05/15/16, Prerefunded
    05/15/07 @ 102                       500         529
  Wake County Hospital, RB,
    5.125%, 10/01/13, ETM, LOC:
    MBIA                                 500         550
  Wake County North Carolina
    Industrial Facilities &
    Pollution Control Financing
    Authority, Carolina Power &
    Light Co. Project, RB, 5.375%,
    02/01/17, Callable 02/01/12 @
    101                                1,000       1,066
  Wilmington, COP, 5.000%,
    09/01/14, LOC: AMBAC                 520         567
  Wilmington, Ser A, COP, 5.350%,
    06/01/24, Callable 06/01/09 @
    101, LOC: MBIA                       500         532
  Wilmington, Ser A, COP, 5.000%,
    06/01/32, Callable 06/01/15 @
    100, LOC: AMBAC                    1,500       1,560
  Wilson Combined Enterprise
    Systems, RB, 5.250%, 12/01/18,
    Callable 12/01/12 @ 100, LOC:
    FSA                                  500         547
  Winston-Salem State University,
    Housing & Dining System, Ser
    B, RB, 4.850%, 01/01/11,
    Callable 01/01/09 @ 101, LOC:
    MBIA                                 500         525
  Winston-Salem Water & Sewer
    System, RB, 5.500%, 06/01/15,
    Prerefunded 06/01/11 @ 101           270         301
  Winston-Salem Water & Sewer
    System, RB, 5.500%, 06/01/16,
    Prerefunded 06/01/11 @ 101           200         223

                       See Notes to Financial Statements.

SCHEDULES OF PORTFOLIO INVESTMENTS
STI CLASSIC FUNDS September 30, 2005 (Amounts in thousands, except Shares) (Unaudited)

NORTH CAROLINA TAX-EXEMPT BOND FUND -- CONCLUDED

---------------------------------------------------------
                                    Shares or
                                    Principal
                                    Amount($)    Value($)
---------------------------------------------------------
NORTH CAROLINA--CONTINUED
  Winston-Salem Water & Sewer
    System, RB, 5.000%, 06/01/23,
    Callable 06/01/15 @ 100            1,205       1,285
  Winston-Salem Water & Sewer
    System, RB, 5.000%, 06/01/24,
    Callable 06/01/15 @ 100            1,315       1,399
                                                 -------
                                                  39,630
                                                 -------
Total Municipal Bonds (Cost
  $39,391)                                        39,630
                                                 -------
MONEY MARKET FUNDS (1.7%)
  Federated Tax-Free Obligations
    Fund                             314,622         315
  SEI Tax Exempt Trust,
    Institutional Tax Free Fund      369,150         369
                                                 -------
Total Money Market Funds (Cost
  $684)                                              684
                                                 -------
Total Investments (Cost $40,075)
  (a) -- 98.8%                                    40,314
Other assets in excess of
  liabilities -- 1.2%                                477
                                                 -------
Net Assets -- 100.0%                             $40,791
                                                 =======

---------------

(a)Cost for federal income tax purposes is $40,075 (amount in thousands). Unrealized appreciation/ (depreciation) on a tax basis is as follows (amounts in thousands):

      Unrealized Appreciation....................   $ 354
      Unrealized Depreciation....................    (115)
                                                    -----
      Unrealized Appreciation (Depreciation).....   $ 239
                                                    =====

(b)Variable rate security. Rate presented represents rate in effect at September 30, 2005. Maturity date represents actual maturity date.

AMBAC     -- Security insured by the American Municipal
             Bond Assurance Corporation.

COP       -- Certificate of Participation.

ETM       -- Escrowed to Maturity.

FGIC      -- Security insured by the Financial Guaranty
             Insurance Company.

FSA       -- Security insured by Financial Security
             Assurance.

GO        -- General Obligation.

LOC       -- Letter of Credit.

MBIA      -- Security insured by the Municipal Bond
             Insurance Association.

RB        -- Revenue Bond.

Ser       -- Series.

                       See Notes to Financial Statements.

SCHEDULES OF PORTFOLIO INVESTMENTS
STI CLASSIC FUNDS September 30, 2005 (Amounts in thousands, except Shares) (Unaudited)

SEIX HIGH YIELD FUND

-------------------------------------------------------
                               Shares or
                               Principal
                               Amount($)      Value($)
-------------------------------------------------------
CORPORATE BONDS (94.9%)
ADVERTISING (1.9%)
  Bear Creek Corp., 9.000%,
    03/01/13, Callable
    03/01/09 @ 104.50 (d)           1,515         1,568
  Lamar Media Corp., 6.625%,
    08/15/15, Callable
    08/15/10 @ 103.31 (d)          11,900        12,109
  R.H. Donnelley Corp.,
    10.875%, 12/15/12,
    Callable 12/15/07 @
    105.44 (e)                      8,586         9,638
  R.H. Donnelley Corp.,
    10.875%, 12/15/12,
    Callable 12/15/07 @
    105.44 (d)                        918         1,030
                                             ----------
                                                 24,345
                                             ----------
AEROSPACE/DEFENSE (1.1%)
  L-3 Communications Corp.,
    7.625%, 06/15/12,
    Callable 06/15/07 @
    103.81                          7,433         7,805
  L-3 Communications Corp.,
    6.375%, 10/15/15,
    Callable 10/15/10 @
    103.19 (d)                      6,035         6,080
                                             ----------
                                                 13,885
                                             ----------
AGRICULTURE (0.2%)
  Gold Kist, Inc., 10.250%,
    03/15/14, Callable
    03/15/09 @ 105.12               2,325         2,627
                                             ----------
APPAREL (0.1%)
  Quiksilver, Inc., 6.875%,
    04/15/15, Callable
    04/15/10 @ 103.44 (d)
    (e)                             1,510         1,450
                                             ----------
BEVERAGES (0.4%)
  Constellation Brands,
    Inc., 8.625%, 08/01/06          4,340         4,449
                                             ----------
BUILDING MATERIALS (0.4%)
  Ainsworth Lumber Co. Ltd.,
    7.250%, 10/01/12,
    Callable 10/01/08 @
    100.63                          2,060         1,936

-------------------------------------------------------
                               Shares or
                               Principal
                               Amount($)      Value($)
-------------------------------------------------------
BUILDING MATERIALS--CONTINUED
  Ainsworth Lumber Co. Ltd.,
    6.750%, 03/15/14,
    Callable 03/15/09 @
    103.38                          1,455         1,317
  U.S. Concrete, Inc.,
    8.375%, 04/01/14,
    Callable 04/01/09 @
    104.19                          2,135         2,146
                                             ----------
                                                  5,399
                                             ----------
CHEMICALS (4.6%)
  ARCO Chemical Co.,
    10.250%, 11/01/10               4,455         4,878
  Equistar Chemicals LP,
    10.125%, 09/01/08               1,435         1,543
  Equistar Chemicals LP,
    10.625%, 05/01/11,
    Callable 05/01/07 @
    105.31                          1,000         1,090
  Ethyl Corp., 8.875%,
    05/01/10                        2,435         2,554
  FMC Corp., Ser A, 7.000%,
    05/15/08                        1,057         1,105
  Hercules, Inc., 11.125%,
    11/15/07                        1,480         1,665
  Huntsman International
    LLC, 9.875%, 03/01/09             975         1,030
  Huntsman International
    LLC, 11.625%, 10/15/10,
    Callable 10/15/07 @
    105.81                          5,985         6,838
  Huntsman International
    LLC, 11.500%, 07/15/12,
    Callable 07/15/08 @
    105.75                          1,230         1,405
  Lyondell Chemical Co., Ser
    A, 9.625%, 05/01/07             4,360         4,578
  Millennium American Corp.,
    Inc., 9.250%, 06/15/08          4,649         4,998
  Millennium American Corp.,
    Inc., 7.000%, 11/15/06          7,660         7,860
  Nalco Co., 7.750%,
    11/15/11, Callable
    11/15/07 @ 103.88               8,610         8,803

                       See Notes to Financial Statements.

SCHEDULES OF PORTFOLIO INVESTMENTS
STI CLASSIC FUNDS September 30, 2005 (Amounts in thousands, except Shares) (Unaudited)

SEIX HIGH YIELD FUND -- CONTINUED

-------------------------------------------------------
                               Shares or
                               Principal
                               Amount($)      Value($)
-------------------------------------------------------
CHEMICALS--CONTINUED
  PQ Corp., 7.500%,
    02/15/13, Callable
    02/15/09 @ 103.75 (d)
    (e)                             1,945         1,887
  Rockwood Specialties
    Group, Inc., 10.625%,
    05/15/11, Callable
    05/15/07 @ 105.31               2,629         2,866
  Rockwood Specialties
    Group, Inc., 7.500%,
    11/15/14, Callable
    11/15/09 @ 103.75 (d)           4,355         4,224
                                             ----------
                                                 57,324
                                             ----------
COAL (0.3%)
  Luscar Coal Ltd., 9.750%,
    10/15/11, Callable
    10/15/06 @ 104.88               3,732         4,031
                                             ----------
COMMERCIAL SERVICES (1.0%)
  Ashtead Holdings PLC,
    8.625%, 08/01/15,
    Callable 08/01/10 @
    104.31 (d)                      2,505         2,633
  Corrections Corp. of
    America, 7.500%,
    05/01/11, Callable
    05/01/07 @ 103.75               7,735         7,977
  Geo Group, Inc. (The),
    8.250%, 07/15/13,
    Callable 07/15/08 @
    104.13                          2,090         2,080
                                             ----------
                                                 12,690
                                             ----------
COMPUTERS (0.6%)
  Seagate Technology HDD
    Holdings, 8.000%,
    05/15/09, Callable
    05/15/06 @ 104                  3,684         3,868
  Sungard Data Systems,
    Inc., 8.525%, 08/15/13,
    Callable 08/15/07 @ 103
    (b) (d) (e)                     2,310         2,391
  Sungard Data Systems,
    Inc., 9.125%, 08/15/13,
    Callable 08/15/09 @
    104.56 (d) (e)                  1,275         1,321
                                             ----------
                                                  7,580
                                             ----------

-------------------------------------------------------
                               Shares or
                               Principal
                               Amount($)      Value($)
-------------------------------------------------------
COSMETICS/PERSONAL CARE (0.3%)
  Elizabeth Arden, Inc.,
    7.750%, 01/15/14,
    Callable 01/15/09 @
    103.88                          3,450         3,510
                                             ----------
DIVERSIFIED FINANCIAL SERVICES (2.0%)
  AES Ironwood LLC, 8.857%,
    11/30/25                          940         1,067
  AES Red Oak LLC, Ser A,
    8.540%, 11/30/19                2,498         2,797
  AES Red Oak LLC, Ser B,
    9.200%, 11/30/29                2,200         2,508
  BCP Crystal US Holdings
    Corp., 9.625%, 06/15/14,
    Callable 06/15/09 @
    104.813                         3,160         3,516
  CCM Merger, Inc., 8.000%,
    08/01/13, Callable
    08/01/09 @ 104 (d) (e)          1,470         1,483
  Consolidated
    Communications Holdings,
    Inc., 9.750%, 04/01/12,
    Callable 04/01/08 @
    104.88                          1,300         1,385
  E*TRADE Financial Corp.,
    7.375%, 09/15/13,
    Callable 09/15/09 @
    103.69 (d) (e)                  2,160         2,182
  Jostens, Inc., 7.625%,
    10/01/12, Callable
    10/01/08 @ 103.81               1,095         1,106
  Rainbow National Services
    LLC, 8.750%, 09/01/12,
    Callable 09/01/08 @
    104.38 (d) (e)                  6,838         7,290
  Refco Finance Holdings
    LLC, 9.000%, 08/01/12,
    Callable 08/01/08 @
    104.50                          1,542         1,677
                                             ----------
                                                 25,011
                                             ----------
ELECTRIC (14.3%)
  AES Corp. (The), 9.375%,
    09/15/10 (e)                    3,320         3,660
  AES Corp. (The), 8.750%,
    05/15/13, Callable
    05/15/08 @ 104.38 (d)          10,892        11,926

                       See Notes to Financial Statements.

SCHEDULES OF PORTFOLIO INVESTMENTS
STI CLASSIC FUNDS September 30, 2005 (Amounts in thousands, except Shares) (Unaudited)

SEIX HIGH YIELD FUND -- CONTINUED

-------------------------------------------------------
                               Shares or
                               Principal
                               Amount($)      Value($)
-------------------------------------------------------
ELECTRIC--CONTINUED
  Allegheny Energy Supply
    Co. LLC, 7.800%,
    03/15/11 (e)                    1,475         1,615
  Allegheny Energy Supply
    Co. LLC, 8.250%,
    04/15/12 (d) (e)               10,045        11,301
  Aquila, Inc., 9.950%,
    02/01/11                        2,005         2,251
  Aquila, Inc., 14.875%,
    07/01/12                        3,585         4,894
  Edison Mission Energy,
    10.000%, 08/15/08 (e)             490           543
  Edison Mission Energy,
    7.730%, 06/15/09                4,000         4,220
  Edison Mission Energy,
    9.875%, 04/15/11 (e)            8,225         9,747
  FirstEnergy Corp., Ser B,
    6.450%, 11/15/11                3,075         3,274
  FirstEnergy Corp., Ser C,
    7.375%, 11/15/31 (e)            1,750         2,053
  FPL Energy National Wind,
    6.125%, 03/25/19 (d)            2,337         2,307
  FPL Energy Wind Funding,
    6.876%, 06/27/17 (d)            3,179         3,195
  General Cable Corp.,
    9.500%, 11/15/10,
    Callable 11/15/07 @
    104.75                          4,408         4,639
  Homer City Funding LLC,
    8.137%, 10/01/19                2,616         2,956
  Homer City Funding LLC,
    8.734%, 10/01/26                3,604         4,288
  Inergy LP, 6.875%,
    12/15/14, Callable
    12/15/09 @ 103.44 (d)           3,555         3,395
  IPALCO Enterprises, Inc.,
    8.375%, 11/14/08                5,000         5,300
  Legrand Holding SA,
    10.500%, 02/15/13,
    Callable 02/15/08 @
    105.25                          3,870         4,431
  Legrand Holding SA,
    8.500%, 02/15/25                  550           660
  Midwest Generation LLC,
    8.750%, 05/01/34,
    Callable 05/01/09 @
    104.38 (e)                        686           764

-------------------------------------------------------
                               Shares or
                               Principal
                               Amount($)      Value($)
-------------------------------------------------------
ELECTRIC--CONTINUED
  Midwest Generation LLC,
    Ser A, 8.300%, 07/02/09         3,350         3,526
  Midwest Generation LLC,
    Ser B, 8.560%, 01/02/16        10,313        11,344
  MSW Energy Holdings LLC,
    8.500%, 09/01/10,
    Callable 09/01/07 @
    104.25 (e)                      4,450         4,773
  MSW Energy Holdings LLC,
    Ser B, 7.375%, 09/01/10,
    Callable 09/01/07 @
    103.69 (e)                      6,341         6,579
  PSEG Energy Holdings LLC,
    8.625%, 02/15/08               11,670        12,194
  PSEG Energy Holdings LLC,
    10.000%, 10/01/09                 916         1,017
  Reliant Energy, Inc.,
    9.250%, 07/15/10,
    Callable 07/15/07 @
    104.62                          2,850         3,092
  Reliant Resources, Inc.,
    9.500%, 07/15/13,
    Callable 07/15/08 @
    104.75                          1,645         1,818
  Sierra Pacific Resources,
    7.803%, 06/15/12,
    Callable 06/15/09 @
    103.90                          2,089         2,225
  Sierra Pacific Resources,
    6.750%, 08/15/17,
    Callable 08/15/10 @
    103.38 (d)                      2,510         2,516
  Sithe/Independence Funding
    Corp., Ser A, 8.500%,
    06/30/07                        1,425         1,449
  Sithe/Independence Funding
    Corp., Ser A, 9.000%,
    12/30/13                        6,300         6,873
  TECO Energy, Inc., 5.693%,
    05/01/10, Callable
    05/01/07 @ 102 (b) (d)          3,110         3,157
  TECO Energy, Inc., 6.750%,
    05/01/15 (d)                      700           733
  Tenaska Alabama Partners
    LP, 7.000%, 06/30/21 (d)        4,600         4,658
  Texas Genco LLC, 6.875%,
    12/15/14, Callable
    12/15/09 @ 103.44 (d)
    (e)                            10,565        10,750

                       See Notes to Financial Statements.

SCHEDULES OF PORTFOLIO INVESTMENTS
STI CLASSIC FUNDS September 30, 2005 (Amounts in thousands, except Shares) (Unaudited)

SEIX HIGH YIELD FUND -- CONTINUED

-------------------------------------------------------
                               Shares or
                               Principal
                               Amount($)      Value($)
-------------------------------------------------------
ELECTRIC--CONTINUED
  TXU Corp., Ser O, 4.800%,
    11/15/09                        3,340         3,218
  TXU Corp., Ser P, 5.550%,
    11/15/14                       11,965        11,359
                                             ----------
                                                178,700
                                             ----------
ELECTRONICS (0.2%)
  Fisher Scientific
    Instrument, 6.125%,
    07/01/15 (d)                    3,055         3,063
                                             ----------
ENERGY -- ALTERNATIVE SERVICES (0.2%)
  Salton Sea Funding Corp.,
    Ser C, 7.840%, 05/30/10         1,437         1,506
  Salton Sea Funding Corp.,
    Ser F, 7.475%, 11/30/18         1,242         1,353
                                             ----------
                                                  2,859
                                             ----------
ENTERTAINMENT (2.3%)
  Argosy Gaming Co., 9.000%,
    09/01/11, Callable
    09/01/06 @ 104.50               8,116         8,807
  Capitol Records, Inc.,
    8.375%, 08/15/09 (d)            5,908         6,351
  Isle of Capri Casinos,
    Inc., 9.000%, 03/15/12,
    Callable 03/15/07 @
    104.50                          2,705         2,867
  Penn National Gaming,
    Inc., 8.875%, 03/15/10,
    Callable 03/15/06 @
    104.44                          2,025         2,136
  Seneca Gaming Corp.,
    7.250%, 05/01/12,
    Callable 05/01/08 @
    103.63 (d)                      1,570         1,609
  Warner Music Group Corp.,
    7.375%, 04/15/14,
    Callable 04/15/09 @
    103.69 (e)                      6,612         6,629
                                             ----------
                                                 28,399
                                             ----------
ENVIRONMENT CONTROL (0.2%)
  Casella Waste Systems,
    Inc., 9.750%, 02/01/13,
    Callable 02/01/08 @
    104.88 (e)                      2,025         2,187
                                             ----------

-------------------------------------------------------
                               Shares or
                               Principal
                               Amount($)      Value($)
-------------------------------------------------------
FOOD (2.2%)
  Dean Foods Co., 8.150%,
    08/01/07                        8,277         8,629
  Del Monte Corp., 8.625%,
    12/15/12, Callable
    12/15/07 @ 104.31               1,877         2,018
  Pilgrim's Pride Corp.,
    9.625%, 09/15/11,
    Callable 09/15/06 @
    104.81                          1,790         1,924
  Smithfield Foods, Inc.,
    Ser B, 8.000%, 10/15/09         3,990         4,219
  Smithfield Foods, Inc.,
    Ser B, 7.750%, 05/15/13         3,470         3,644
  Swift & Co., 10.125%,
    10/01/09, Callable
    10/01/06 @ 105.06               2,620         2,820
  Swift & Co., 12.500%,
    01/01/10, Callable
    10/01/06 @ 106.25                 960         1,046
  United Agri Products,
    Inc., 8.250%, 12/15/11,
    Callable 12/15/07 @
    104.12                          3,055         3,223
                                             ----------
                                                 27,523
                                             ----------
FOREST PRODUCTS & PAPER (3.2%)
  Appleton Papers, Inc.,
    8.125%, 06/15/11,
    Callable 06/15/08 @
    104.06                          3,361         3,294
  Appleton Papers, Inc., Ser
    B, 9.750%, 06/15/14,
    Callable 06/15/09 @
    104.88                          1,524         1,463
  Boise Cascade LLC, 6.474%,
    10/15/12, Callable
    11/07/05 @ 102 (b)              6,800         6,782
  Georgia-Pacific Corp.,
    7.375%, 07/15/08                4,880         5,112
  Georgia-Pacific Corp.,
    8.875%, 02/01/10               11,407        12,718
  Georgia-Pacific Corp.,
    8.125%, 05/15/11                4,177         4,616
  Georgia-Pacific Corp.,
    9.500%, 12/01/11 (e)            2,175         2,567
  Georgia-Pacific Corp.,
    9.375%, 02/01/13 (e)              625           697

                       See Notes to Financial Statements.

SCHEDULES OF PORTFOLIO INVESTMENTS
STI CLASSIC FUNDS September 30, 2005 (Amounts in thousands, except Shares) (Unaudited)

SEIX HIGH YIELD FUND -- CONTINUED

-------------------------------------------------------
                               Shares or
                               Principal
                               Amount($)      Value($)
-------------------------------------------------------
FOREST PRODUCTS & PAPER--CONTINUED
  Georgia-Pacific Corp.,
    8.875%, 05/15/31                  314           371
  Neenah Paper, Inc.,
    7.375%, 11/15/14,
    Callable 11/15/09 @
    103.69                          1,980         1,906
                                             ----------
                                                 39,526
                                             ----------
HEALTHCARE -- PRODUCTS (0.4%)
  Kinetic Concepts, Inc.,
    7.375%, 05/15/13,
    Callable 05/15/08 @
    103.69                          2,251         2,319
  Sybron Dental Specialties,
    Inc., 8.125%, 06/15/12,
    Callable 06/15/07 @
    104.06                          2,592         2,773
                                             ----------
                                                  5,092
                                             ----------
HEALTHCARE -- SERVICES (3.9%)
  Coventry Health Care,
    Inc., 5.875%, 01/15/12          1,430         1,451
  Coventry Health Care,
    Inc., 8.125%, 02/15/12,
    Callable 02/15/07 @
    104.06                          5,478         5,916
  Coventry Health Care,
    Inc., 6.125%, 01/15/15          1,115         1,143
  DaVita, Inc., 6.625%,
    03/15/13, Callable
    03/15/09 @ 103.31 (e)           4,485         4,541
  DaVita, Inc., 7.250%,
    03/15/15, Callable
    03/15/10 @ 103.63 (e)           4,315         4,374
  HCA, Inc., 5.500%,
    12/01/09 (e)                    2,330         2,282
  HCA, Inc., 8.750%,
    09/01/10                        6,613         7,304
  HCA, Inc., 7.875%,
    02/01/11 (e)                    5,252         5,629
  HCA, Inc., 6.300%,
    10/01/12                        1,000           994
  HCA, Inc., 7.500%,
    11/06/33                          635           634
  HCA, Inc., 7.500%,
    11/15/95                        6,001         5,509
  PacifiCare Health Systems,
    Inc., 10.750%, 06/01/09,
    Callable 06/01/06 @
    105.38                          4,276         4,629

-------------------------------------------------------
                               Shares or
                               Principal
                               Amount($)      Value($)
-------------------------------------------------------
HEALTHCARE -- SERVICES--CONTINUED
  Triad Hospitals, Inc.,
    7.000%, 05/15/12,
    Callable 05/15/08 @
    103.50                          4,800         4,932
                                             ----------
                                                 49,338
                                             ----------
HOLDING COMPANIES -- DIVERSIFIED (0.7%)
  Leucadia National Corp.,
    7.000%, 08/15/13                3,965         3,985
  Leucadia National Corp.,
    8.650%, 01/15/27,
    Callable 01/15/07 @
    104.28                            135           140
  Nell AF Sarl, 8.375%,
    08/15/15, Callable
    08/15/10 @ 104.19 (d)
    (e)                             4,860         4,751
                                             ----------
                                                  8,876
                                             ----------
INSURANCE (1.2%)
  AFC Capital Trust I, Ser
    B, 8.207%, 02/03/27             3,812         4,131
  Allmerica Financial Corp.,
    7.625%, 10/15/25                1,540         1,648
  Crum & Forster Holdings
    Corp., 10.375%,
    06/15/13, Callable
    06/15/08 @ 105.19               2,694         2,943
  Fairfax Financial Holdings
    Ltd., 7.750%, 04/26/12
    (e)                               165           158
  Fairfax Financial Holdings
    Ltd., 7.375%, 04/15/18              1             1
  Fairfax Financial Holdings
    Ltd., 7.750%, 07/15/37            825           656
  Markel Capital Trust I,
    Ser B, 8.710%, 01/01/46,
    Callable 01/01/07 @
    104.36                          4,025         4,280
  Markel Corp., 7.350%,
    08/15/34                        1,710         1,835
                                             ----------
                                                 15,652
                                             ----------
LODGING (5.0%)
  Aztar Corp., 9.000%,
    08/15/11, Callable
    08/15/06 @ 104.50               1,410         1,498

                       See Notes to Financial Statements.

SCHEDULES OF PORTFOLIO INVESTMENTS
STI CLASSIC FUNDS September 30, 2005 (Amounts in thousands, except Shares) (Unaudited)

SEIX HIGH YIELD FUND -- CONTINUED

-------------------------------------------------------
                               Shares or
                               Principal
                               Amount($)      Value($)
-------------------------------------------------------
LODGING--CONTINUED
  Boyd Gaming Corp., 8.750%,
    04/15/12, Callable
    04/15/07 @ 104.38               3,815         4,111
  Boyd Gaming Corp., 6.750%,
    04/15/14, Callable
    04/15/09 @ 103.38 (e)             105           105
  Caesars Entertainment,
    Inc., 9.375%, 02/15/07          1,855         1,957
  Caesars Entertainment,
    Inc., 7.500%, 09/01/09          7,917         8,555
  Chumash Casino & Resort
    Enterprise, 9.000%,
    07/15/10, Callable
    07/15/06 @ 104.50 (d)           3,073         3,288
  Gaylord Entertainment Co.,
    8.000%, 11/15/13,
    Callable 11/15/08 @ 104         1,530         1,607
  Kerzner International
    Ltd., 6.750%, 10/01/15,
    Callable 10/01/10 @
    103.38 (d)                      1,800         1,744
  Mandalay Resort Group, Ser
    B, 10.250%, 08/01/07           10,956        11,778
  MGM Mirage, Inc., 9.750%,
    06/01/07                        6,965         7,418
  MGM Mirage, Inc., 8.500%,
    09/15/10                       16,294        17,719
  Park Place Entertainment,
    8.125%, 05/15/11                1,916         2,134
  San Pasqual Casino,
    8.000%, 09/15/13,
    Callable 09/15/09 @ 104
    (d) (e)                           840           845
                                             ----------
                                                 62,759
                                             ----------
MACHINERY DIVERSIFIED (0.4%)
  Chart Industries, Inc.,
    9.125%, 10/15/15,
    Callable 10/15/10 @
    104.56 (d)                      2,000         2,000
  NMGH Holding Co., 10.000%,
    05/15/09, Callable
    05/15/06 @ 105                  2,685         2,873
                                             ----------
                                                  4,873
                                             ----------

-------------------------------------------------------
                               Shares or
                               Principal
                               Amount($)      Value($)
-------------------------------------------------------
MEDIA (8.3%)
  Cablevision Systems Corp.,
    8.000%, 04/15/12 (e)            4,830         4,685
  Cablevision Systems Corp.,
    Ser B, 7.880%, 04/01/09
    (b) (e)                         3,830         3,926
  CanWest Media, Inc.,
    8.000%, 09/15/12,
    Callable 09/15/11 @ 100        13,272        14,085
  Comcast Corp., 6.500%,
    01/15/15                        3,215         3,473
  Corus Entertainment, Inc.,
    8.750%, 03/01/12,
    Callable 03/01/07 @
    104.38                          5,386         5,770
  Dex Media West Finance,
    Ser B, 9.875%, 08/15/13,
    Callable 08/15/08 @
    104.94                          6,200         6,843
  Dex Media, Inc., 0.000%,
    11/15/13, Callable
    11/15/08 @ 104.50 (e)           1,730         1,362
  DirecTV Holdings LLC,
    8.375%, 03/15/13,
    Callable 03/15/08 @
    104.19                         17,250        18,823
  EchoStar DBS Corp.,
    9.125%, 01/15/09,
    Callable 01/15/06 @
    104.56                          1,100         1,158
  Gray Television, Inc.,
    9.250%, 12/15/11,
    Callable 12/15/06 @
    104.62                          3,460         3,745
  Houghton Mifflin Co.,
    8.250%, 02/01/11,
    Callable 02/01/11 @
    104.12                          4,375         4,517
  Kabel Deutschland Gmbh,
    10.625%, 07/01/14,
    Callable 07/01/09 @
    105.31 (d)                      4,475         4,945
  LIN TV Corp., 6.500%,
    05/15/13, Callable
    05/15/08 @ 103.25 (d)           2,305         2,184
  PRIMEDIA, Inc., 7.625%,
    04/01/08, Callable
    04/01/06 @ 100                  1,062         1,073

                       See Notes to Financial Statements.

SCHEDULES OF PORTFOLIO INVESTMENTS
STI CLASSIC FUNDS September 30, 2005 (Amounts in thousands, except Shares) (Unaudited)

SEIX HIGH YIELD FUND -- CONTINUED

-------------------------------------------------------
                               Shares or
                               Principal
                               Amount($)      Value($)
-------------------------------------------------------
MEDIA--CONTINUED
  PRIMEDIA, Inc., 8.875%,
    05/15/11, Callable
    05/15/06 @ 104.44               2,108         2,208
  PRIMEDIA, Inc., 8.000%,
    05/15/13, Callable
    05/15/08 @ 104                  5,170         5,209
  Quebecor Media, Inc.,
    11.125%, 07/15/11,
    Callable 07/15/06 @
    105.56                          3,815         4,168
  Radio One, Inc., Ser B,
    8.875%, 07/01/11,
    Callable 07/01/06 @
    104.44                          2,725         2,895
  Readers-Digest
    Association, Inc.,
    6.500%, 03/01/11,
    Callable 03/01/08 @
    103.25                          6,176         6,269
  Rogers Cable, Inc.,
    7.875%, 05/01/12                  911           968
  Rogers Cable, Inc.,
    6.250%, 06/15/13                  270           263
  Rogers Cable, Inc.,
    8.750%, 05/01/32                3,930         4,490
  Shaw Communications, Inc.,
    8.250%, 04/11/10                1,455         1,580
                                             ----------
                                                104,639
                                             ----------
MINING (0.6%)
  Novelis, Inc., 7.250%,
    02/15/15, Callable
    02/15/10 @ 103.63 (d)
    (e)                             7,450         7,040
                                             ----------
MISCELLANEOUS MANUFACTURER (0.3%)
  Koppers, Inc., 9.875%,
    10/15/13, Callable
    10/15/08 @ 104.94               3,226         3,565
                                             ----------
OFFICE/BUSINESS EQUIPMENT (1.8%)
  Xerox Capital Trust I,
    8.000%, 02/01/27,
    Callable 02/01/07 @
    102.45 (e)                      1,450         1,504
  Xerox Corp., 9.750%,
    01/15/09                       14,129        15,824

-------------------------------------------------------
                               Shares or
                               Principal
                               Amount($)      Value($)
-------------------------------------------------------
OFFICE/BUSINESS EQUIPMENT--CONTINUED
  Xerox Corp., 7.125%,
    06/15/10                        1,440         1,516
  Xerox Corp., 6.875%,
    08/15/11                        3,415         3,569
                                             ----------
                                                 22,413
                                             ----------
OIL & GAS (9.0%)
  AmeriGas Partners LP,
    10.000%, 04/15/06               1,050         1,071
  AmeriGas Partners LP,
    7.250%, 05/20/15,
    Callable 05/20/10 @
    103.63 (d)                      3,430         3,584
  Chesapeake Energy Corp.,
    7.500%, 09/15/13,
    Callable 09/15/08 @
    103.75                         11,732        12,494
  Chesapeake Energy Corp.,
    7.500%, 06/15/14,
    Callable 06/15/09 @
    103.75 (e)                      7,384         7,882
  Chesapeake Energy Corp.,
    7.750%, 01/15/15,
    Callable 01/15/08 @
    103.88                          2,770         2,950
  Chesapeake Energy Corp.,
    6.375%, 06/15/15,
    Callable 12/15/09 @
    103.19                          3,770         3,789
  Chesapeake Energy Corp.,
    6.500%, 08/15/17 (d)            8,655         8,806
  CITGO Petroleum Corp.,
    7.875%, 05/15/06                  620           629
  Colorado Interstate Gas
    Co., 5.950%, 03/15/15
    (d)                             1,595         1,547
  Compagnie Generale de
    Geophysique SA, 7.500%,
    05/15/15, Callable
    05/15/10 @ 103.75 (d)           1,890         1,966
  Encore Acquisition Co.,
    6.000%, 07/15/15,
    Callable 07/15/10 @ 103
    (d)                             4,925         4,802
  Enterprise Products
    Operating LP, Ser B,
    5.600%, 10/15/14                1,815         1,809

                       See Notes to Financial Statements.

SCHEDULES OF PORTFOLIO INVESTMENTS
STI CLASSIC FUNDS September 30, 2005 (Amounts in thousands, except Shares) (Unaudited)

SEIX HIGH YIELD FUND -- CONTINUED

-------------------------------------------------------
                               Shares or
                               Principal
                               Amount($)      Value($)
-------------------------------------------------------
OIL & GAS--CONTINUED
  EXCO Resources, Inc.,
    7.250%, 01/15/11,
    Callable 01/15/07 @
    105.44                          2,883         2,984
  Ferrellgas Partners LP,
    8.750%, 06/15/12,
    Callable 06/15/07 @
    104.38                          4,104         4,166
  Ferrellgas Partners LP,
    6.750%, 05/01/14,
    Callable 05/01/09 @
    103.38                            681           650
  Forest Oil Corp., 8.000%,
    06/15/08                        4,684         4,971
  Forest Oil Corp., 8.000%,
    12/15/11 (e)                    3,913         4,324
  Grant Prideco, Inc.,
    6.125%, 08/15/15,
    Callable 08/15/10 @
    103.06 (d)                        875           884
  Kerr-McGee Corp., 6.875%,
    09/15/11                        6,315         6,751
  Kerr-McGee Corp., 6.950%,
    07/01/24                        3,735         3,870
  Premcor Refining Group,
    Inc. (The), 9.250%,
    02/01/10, Callable
    02/01/07 @ 104.63               6,702         7,288
  Premcor Refining Group,
    Inc. (The), 6.750%,
    02/01/11                        3,077         3,292
  Premcor Refining Group,
    Inc. (The), 6.125%,
    05/01/11                        2,591         2,708
  Premcor Refining Group,
    Inc. (The), 6.750%,
    05/01/14, Callable
    05/01/09 @ 103.38               5,000         5,325
  Range Resources Corp.,
    7.375%, 07/15/13,
    Callable 07/15/08 @
    103.69                          1,650         1,749
  Western Oil Sands, Inc.,
    8.375%, 05/01/12                9,399        10,797
  Whiting Petroleum Corp.,
    7.000%, 02/01/14 (d)            1,230         1,247
                                             ----------
                                                112,335
                                             ----------

-------------------------------------------------------
                               Shares or
                               Principal
                               Amount($)      Value($)
-------------------------------------------------------
OIL & GAS SERVICES (0.6%)
  Hanover Compressor Co.,
    8.625%, 12/15/10,
    Callable 12/15/07 @
    104.31                          1,795         1,934
  Hanover Compressor Co.,
    9.000%, 06/01/14,
    Callable 06/01/09 @
    104.50                          1,730         1,922
  Hanover Equipment Trust
    01, Ser B, 8.750%,
    09/01/11, Callable
    09/01/06 @ 104.38               3,571         3,795
                                             ----------
                                                  7,651
                                             ----------
PACKAGING & CONTAINERS (2.5%)
  Ball Corp., 7.750%,
    08/01/06                          635           646
  Ball Corp., 6.875%,
    12/15/12, Callable
    12/15/07 @ 103.44                 450           459
  Berry Plastics Corp.,
    10.750%, 07/15/12,
    Callable 07/15/07 @
    105.38 (e)                      2,040         2,193
  Crown Cork & Seal Co.,
    Inc., 8.000%, 04/15/23,
    Callable 04/15/06 @
    102.67                            780           767
  Crown Euro Holdings SA,
    9.500%, 03/01/11,
    Callable 03/01/07 @
    104.75                          9,465        10,365
  Crown Euro Holdings SA,
    10.875%, 03/01/13,
    Callable 03/01/08 @
    105.44                          3,311         3,841
  Owens-Brockway Glass
    Container, Inc., 8.875%,
    02/15/09, Callable
    02/15/06 @ 104.44               3,910         4,106
  Owens-Brockway Glass
    Container, Inc., 8.750%,
    11/15/12, Callable
    11/15/07 @ 104.38               6,380         6,890

                       See Notes to Financial Statements.

SCHEDULES OF PORTFOLIO INVESTMENTS
STI CLASSIC FUNDS September 30, 2005 (Amounts in thousands, except Shares) (Unaudited)

SEIX HIGH YIELD FUND -- CONTINUED

-------------------------------------------------------
                               Shares or
                               Principal
                               Amount($)      Value($)
-------------------------------------------------------
PACKAGING & CONTAINERS--CONTINUED
  Plastipak Holdings, Inc.,
    10.750%, 09/01/11,
    Callable 09/01/06 @
    105.38                          2,372         2,585
                                             ----------
                                                 31,852
                                             ----------
PHARMACEUTICALS (0.1%)
  NBTY, Inc., 7.125%,
    10/01/15, Callable
    10/01/10 @ 103.56 (d)           1,790         1,754
                                             ----------
PIPELINES (4.7%)
  Dynegy Holdings, Inc.,
    10.125%, 07/15/13,
    Callable 07/15/08 @
    105.06 (d)                      3,994         4,453
  El Paso Natural Gas Co.,
    8.375%, 06/15/32                3,760         4,271
  El Paso Natural Gas Co.,
    Ser A, 7.625%, 08/01/10,
    Callable 08/01/07 @
    103.81                          2,885         3,000
  MarkWest Energy Partners,
    6.875%, 11/01/14,
    Callable 11/01/09 @
    103.44 (d)                      1,845         1,827
  Southern Natural Gas Co.,
    6.125%, 09/15/08                1,950         1,942
  Southern Natural Gas Co.,
    8.000%, 03/01/32                2,985         3,296
  Tennessee Gas Pipeline
    Co., 7.500%, 04/01/17             645           695
  Tennessee Gas Pipeline
    Co., 8.375%, 06/15/32           1,480         1,691
  Transcontinental Gas Pipe
    Line Corp., Ser B,
    8.875%, 07/15/12                1,015         1,184
  TransMontaigne, Inc.,
    9.125%, 06/01/10,
    Callable 06/01/07 @
    104.56                          1,463         1,536
  Williams Cos., Inc. (The),
    7.125%, 09/01/11 (e)           15,195        15,916
  Williams Cos., Inc. (The),
    8.125%, 03/15/12 (e)            6,220         6,795

-------------------------------------------------------
                               Shares or
                               Principal
                               Amount($)      Value($)
-------------------------------------------------------
PIPELINES--CONTINUED
  Williams Cos., Inc. (The),
    7.750%, 06/15/31 (e)              585           633
  Williams Cos., Inc. (The),
    8.750%, 03/15/32                9,909        11,693
                                             ----------
                                                 58,932
                                             ----------
REAL ESTATE (1.0%)
  American Real Estate
    Partners LP, 7.125%,
    02/15/13, Callable
    02/15/09 @ 103.56 (d)           6,615         6,615
  CB Richard Ellis Group,
    Inc., 9.750%, 05/15/10,
    Callable 05/15/07 @
    104.88                          2,466         2,719
  CB Richard Ellis Group,
    Inc., 11.250%, 06/15/11,
    Callable 06/15/06 @
    105.63                          3,265         3,559
                                             ----------
                                                 12,893
                                             ----------
REITS (2.0%)
  Host Marriott Corp.,
    7.125%, 11/01/13,
    Callable 11/01/08 @
    103.56                            210           214
  Host Marriott Corp., Ser
    G, 9.250%, 10/01/07             2,898         3,054
  Host Marriott Corp., Ser
    I, 9.500%, 01/15/07 (e)         7,545         7,894
  Omega Healthcare
    Investors, Inc., 7.000%,
    04/01/14, Callable
    04/01/09 @ 103.50               2,270         2,293
  Rouse Co. (The), 8.000%,
    04/30/09                        3,725         4,002
  Rouse Co. (The), 7.200%,
    09/15/12                        2,475         2,613
  Ventas Realty LP, 6.750%,
    06/01/10 (d)                    1,825         1,852
  Ventas Realty LP, 6.625%,
    10/15/14, Callable
    10/15/09 @ 103.31 (d)           1,505         1,513
  Ventas Realty LP, 7.125%,
    06/01/15, Callable
    06/01/10 @ 103.56 (d)           1,565         1,620
                                             ----------
                                                 25,055
                                             ----------

                       See Notes to Financial Statements.

SCHEDULES OF PORTFOLIO INVESTMENTS
STI CLASSIC FUNDS September 30, 2005 (Amounts in thousands, except Shares) (Unaudited)

SEIX HIGH YIELD FUND -- CONTINUED

-------------------------------------------------------
                               Shares or
                               Principal
                               Amount($)      Value($)
-------------------------------------------------------
RETAIL (0.6%)
  Carrols Holdings Corp.,
    9.000%, 01/15/13,
    Callable 01/15/09 @
    104.50 (d)                      1,665         1,690
  Couche-Tard, Inc., 7.500%,
    12/15/13, Callable
    12/15/08 @ 103.75                 630           649
  Suburban Propane Partners
    LP, 6.875%, 12/15/13,
    Callable 12/15/08 @
    103.44                          5,495         5,000
                                             ----------
                                                  7,339
                                             ----------
SEMICONDUCTORS (0.3%)
  Freescale Semiconductor,
    6.349%, 07/15/09,
    Callable 07/15/06 @ 102
    (b) (e)                         2,933         3,014
  Freescale Semiconductor,
    7.125%, 07/15/14,
    Callable 07/15/09 @
    103.56 (e)                        865           921
                                             ----------
                                                  3,935
                                             ----------
TELECOMMUNICATIONS (15.5%)
  AT&T Corp., 9.750%,
    11/15/31                       15,165        19,202
  Citizens Communications
    Co., 7.625%, 08/15/08           5,005         5,268
  Citizens Communications
    Co., 9.250%, 05/15/11          12,010        13,180
  Citizens Communications
    Co., 6.250%, 01/15/13
    (e)                             3,160         3,034
  Inmarsat Finance II PLC,
    7.729%, 11/15/12,
    Callable 11/15/08 @
    105.19 (c) (g)                  2,630         2,157
  Inmarsat Group Ltd.,
    7.625%, 06/30/12,
    Callable 03/01/08 @
    103.81                          4,733         4,875
  Intelsat Ltd., 8.250%,
    01/15/13, Callable
    01/15/09 @ 104.13 (d)          12,660        12,738
  Lucent Technologies, Inc.,
    6.450%, 03/15/29 (e)            4,160         3,640

-------------------------------------------------------
                               Shares or
                               Principal
                               Amount($)      Value($)
-------------------------------------------------------
TELECOMMUNICATIONS--CONTINUED
  MCI, Inc., 6.908%,
    05/01/07                        5,880         5,924
  MCI, Inc., 7.688%,
    05/01/09, Callable
    05/01/06 @ 102.84               2,085         2,163
  MCI, Inc., 8.735%,
    05/01/14                       19,008        21,193
  National Cable PLC,
    8.750%, 04/15/14,
    Callable 04/15/09 @
    104.38 (e)                      6,239         6,442
  Nextel Communications,
    Inc., Ser E, 6.875%,
    10/31/13, Callable
    10/31/11 @ 100                 10,505        11,150
  Nextel Communications,
    Inc., Ser F, 5.950%,
    03/15/14, Callable
    03/15/09 @ 102.98               5,930         6,070
  Nextel Communications,
    Inc., 7.375%, 08/01/15,
    Callable 08/01/08 @
    103.69                          8,901         9,529
  PanAmSat Holdings Corp.,
    9.000%, 08/15/14,
    Callable 08/15/09 @
    104.50 (e)                      2,455         2,590
  Qwest Communications
    International, Inc.,
    7.290%, 02/15/09,
    Callable 02/15/06 @ 102
    (b)                             3,360         3,318
  Qwest Communications
    International, Inc.,
    7.250%, 02/15/11,
    Callable 02/15/08 @
    103.62                          2,150         2,094
  Qwest Communications
    International, Inc.,
    7.500%, 02/15/14,
    Callable 02/15/09 @
    103.75 (d)                      5,800         5,510
  Qwest Communications
    International, Inc.,
    7.500%, 02/15/14,
    Callable 02/15/09 @
    103.75 (e)                      1,110         1,055

                       See Notes to Financial Statements.

SCHEDULES OF PORTFOLIO INVESTMENTS
STI CLASSIC FUNDS September 30, 2005 (Amounts in thousands, except Shares) (Unaudited)

SEIX HIGH YIELD FUND -- CONTINUED

-------------------------------------------------------
                               Shares or
                               Principal
                               Amount($)      Value($)
-------------------------------------------------------
TELECOMMUNICATIONS--CONTINUED
  Qwest Communications
    International, Inc.,
    7.500%, 06/15/23,
    Callable 12/01/05 @
    102.69                          2,480         2,263
  Qwest Corp., 7.875%,
    09/01/11 (e)                    9,190         9,581
  Qwest Corp., 8.875%,
    03/15/12                          865           945
  Qwest Corp., 7.120%,
    06/15/13 (b) (d) (e)            3,000         3,120
  Qwest Corp., 7.625%,
    06/15/15 (d)                    2,900         2,962
  Qwest Corp., 7.200%,
    11/10/26, Callable
    11/10/05 @ 103.04                  76            68
  Qwest Corp., 8.875%,
    06/01/31, Callable
    06/01/07 @ 104.14               3,075         3,106
  Rogers Wireless, Inc.,
    6.995%, 12/15/10,
    Callable 12/15/06 @ 102
    (b)                             2,295         2,393
  Rogers Wireless, Inc.,
    9.625%, 05/01/11                5,108         5,900
  Rogers Wireless, Inc.,
    7.250%, 12/15/12 (e)            6,475         6,847
  Rogers Wireless, Inc.,
    6.375%, 03/01/14                6,165         6,196
  Rogers Wireless, Inc.,
    7.500%, 03/15/15                  600           647
  Rogers Wireless, Inc.,
    9.750%, 06/01/16                3,770         4,552
  Valor Telecommunications
    Enterprises LLC, 7.750%,
    02/15/15, Callable
    02/15/10 @ 103.88               3,180         3,085
                                             ----------
                                                192,797
                                             ----------
TRANSPORTATION (0.5%)
  CHC Helicopter Corp.,
    7.375%, 05/01/14,
    Callable 05/01/09 @
    103.69                          1,607         1,647

-------------------------------------------------------
                               Shares or
                               Principal
                               Amount($)      Value($)
-------------------------------------------------------
TRANSPORTATION--CONTINUED
  CHC Helicopter Corp.,
    7.375%, 05/01/14,
    Callable 05/01/09 @
    103.69 (d)                      2,300         2,358
  Petroleum Helicoptors,
    Inc., Ser B, 9.375%,
    05/01/09, Callable
    05/01/06 @ 104.69               2,435         2,587
                                             ----------
                                                  6,592
                                             ----------
Total Corporate Bonds (Cost
  $1,190,559)                                 1,189,940
                                             ----------
PREFERRED STOCKS (0.0%)
MEDIA (0.0%)
  Shaw Communications, Inc.,
    8.500%                         23,210           590
                                             ----------
Total Preferred Stocks (Cost
  $494)                                             590
                                             ----------
SHORT-TERM INVESTMENTS (9.8%)
  CSFB Enhanced Liquidity
    Portfolio (f)             123,222,519       123,223
                                             ----------
Total Short-Term Investments
  (Cost $123,223)                               123,223
                                             ----------
REPURCHASE AGREEMENTS (4.1%)
  Lehman Brothers, Inc.,
    3.775%, dated 09/30/05,
    to be repurchased on
    10/03/05, repurchase
    price $51,253,915
    (collateralized by U.S.
    Government Agencies,
    5.500% due 04/01/34;
    total market value
    $52,259,142)                   51,238        51,238
                                             ----------
Total Repurchase Agreements
  (Cost $51,238)                                 51,238
                                             ----------
Total Investments (Cost
  $1,365,514) (a) -- 108.8%                   1,364,991
Liabilities in excess of
  other assets -- (8.8)%                       (110,939)
                                             ----------
Net Assets -- 100.0%                         $1,254,052
                                             ==========

                       See Notes to Financial Statements.

SCHEDULES OF PORTFOLIO INVESTMENTS
STI CLASSIC FUNDS September 30, 2005 (Amounts in thousands, except Shares) (Unaudited)

SEIX HIGH YIELD FUND -- CONCLUDED

---------------

(a)Cost for federal income tax purposes is $1,366,147
   (amount in thousands). Unrealized appreciation/ (depreciation) on a tax basis is as follows (amounts in thousands):

      Unrealized Appreciation.................   $ 16,565
      Unrealized Depreciation.................    (17,721)
                                                 --------
      Unrealized Appreciation
        (Depreciation)........................   $ (1,156)
                                                 ========

(b)Variable rate security. Rate presented represents rate in effect at September 30, 2005. Maturity date represents actual maturity date.

(c)Rate represents the effective yield at purchase.

(d)Rule 144A, Section 4(2) or other security which is restricted as to resale to institutional investors. The Fund's advisor has deemed this security to be liquid based upon procedures approved by the Board of Trustees.

(e)This security or a partial position of the security was on loan at September 30, 2005. The total value of securities on loan at September 30, 2005 in thousands was $118,922.

(f)This security was purchased with cash collateral held from securities lending.

(g)Step bond.

LLC   -- Limited Liability Corporation.

LP    -- Limited Partnership.

REIT  -- Real Estate Investment Trust.

Ser   -- Series.

                       See Notes to Financial Statements.

SCHEDULES OF PORTFOLIO INVESTMENTS
STI CLASSIC FUNDS September 30, 2005 (Amounts in thousands, except Shares) (Unaudited)

SHORT-TERM BOND FUND

-------------------------------------------------------
                                Shares or
                                Principal
                                Amount($)     Value($)
-------------------------------------------------------
ASSET BACKED SECURITIES (6.6%)
AUTOMOBILE ABS (3.2%)
  Capital Auto Receivables
    Asset Trust, 3.580%,
    10/16/06                         1,135        1,134
  Capital Auto Receivables
    Asset Trust, 2.640%,
    03/17/08                         1,719        1,701
  Ford Credit Auto Owner
    Trust, 2.130%, 10/15/06            812          811
  Honda Auto Receivables
    Owner Trust, 3.610%,
    12/18/07                           980          976
  Nissan Auto Receivables
    Owner Trust, Ser 2003-B,
    Cl A4, 2.050%, 03/16/09          1,525        1,486
  USAA Auto Owner Trust, Ser
    2004-1, Cl A3, 2.060%,
    04/15/08                         3,473        3,431
                                              ---------
                                                  9,539
                                              ---------
CREDIT CARD ABS (3.4%)
  Bank One Issuance Trust,
    Ser 2002, Cl A4, 2.940%,
    06/16/08                         4,500        4,499
  Citibank Credit Card
    Issuance Trust, 2.550%,
    01/20/09                         3,175        3,097
  MBNA Credit Card Master
    Note Trust, 3.650%,
    03/15/11                         2,525        2,461
                                              ---------
                                                 10,057
                                              ---------
Total Asset Backed Securities
  (Cost $19,761)                                 19,596
                                              ---------
COLLATERALIZED MORTGAGE OBLIGATIONS (7.0%)
  Adjustable Rate Mortgage
    Trust, Ser 2005-1, Cl
    2A22, 4.633%, 05/25/35
    (b)                              1,580        1,547
  Countrywide Home Loans,
    Inc., Ser 2004-21, Cl
    A10, 6.000%, 11/25/34            1,650        1,670
  First Horizon Alternative
    Mortgage Securities, Ser
    2005-AA3, Cl 2A1, 5.185%,
    05/25/35 (b)                     3,074        3,074

-------------------------------------------------------
                                Shares or
                                Principal
                                Amount($)     Value($)
-------------------------------------------------------
COLLATERALIZED MORTGAGE OBLIGATIONS--CONTINUED
  J.P. Morgan Chase
    Commercial Mortgage
    Securities, Ser
    2005-LDP1, Cl A2, 4.625%,
    03/15/46                         2,290        2,272
  J.P. Morgan Mortgage Trust,
    Ser 2005-A1, Cl 5A1,
    4.484%, 02/25/35 (b)             4,404        4,305
  Wachovia Bank Commercial
    Mortgage Trust, Ser
    2005-C16, Cl A2, 4.380%,
    10/15/41                         3,465        3,406
  Washington Mutual, Ser
    2005-AR4, Cl A1, 3.624%,
    04/25/35 (b)                     1,610        1,609
  Wells Fargo Mortgage Backed
    Securities Trust, Ser
    2004-S, Cl A5, 3.540%,
    09/25/34 (b)                     2,985        2,878
                                              ---------
Total Collateralized Mortgage
  Obligations (Cost $21,042)                     20,761
                                              ---------
CORPORATE BONDS (28.4%)
AUTO MANUFACTURERS (0.5%)
  DaimlerChrysler NA Holdings
    Corp., 4.750%, 01/15/08
    (c)                              1,385        1,378
                                              ---------
BANKS (3.6%)
  Bank One Corp., 7.600%,
    05/01/07                         3,296        3,438
  BankBoston Corp., 6.500%,
    12/19/07                         3,675        3,832
  Wachovia Corp., 6.375%,
    02/01/09                         3,150        3,304
                                              ---------
                                                 10,574
                                              ---------
BEVERAGES (0.5%)
  Coca-Cola Enterprises,
    Inc., 5.250%, 05/15/07           1,370        1,385
                                              ---------
COSMETICS/PERSONAL CARE (0.3%)
  Gillette Co. (The), 3.500%,
    10/15/07, Callable
    10/15/05 @ 100                     793          777
                                              ---------
DIVERSIFIED FINANCIAL SERVICES (16.7%)
  Bear Stearns & Co., Inc.
    (The), 5.700%, 01/15/07
    (c)                              4,475        4,541

                       See Notes to Financial Statements.

SCHEDULES OF PORTFOLIO INVESTMENTS
STI CLASSIC FUNDS September 30, 2005 (Amounts in thousands, except Shares) (Unaudited)

SHORT-TERM BOND FUND -- CONTINUED

-------------------------------------------------------
                                Shares or
                                Principal
                                Amount($)     Value($)
-------------------------------------------------------
DIVERSIFIED FINANCIAL SERVICES--CONTINUED
  Boeing Capital Corp.,
    5.650%, 05/15/06                   740          746
  Capital One Financial
    Corp., 7.250%, 05/01/06            735          746
  Capital One Financial
    Corp., 8.750%, 02/01/07            735          773
  CIT Group, Inc., 4.000%,
    05/08/08 (c)                       890          875
  CIT Group, Inc., 4.250%,
    02/01/10 (c)                     2,240        2,187
  Countrywide Home Loan,
    Inc., 5.500%, 08/01/06           3,125        3,150
  Credit Suisse First Boston
    USA, Inc., 5.875%,
    08/01/06                         3,250        3,288
  General Electric Capital
    Corp., 4.125%, 03/04/08          4,540        4,496
  Golden West Financial
    Corp., 4.125%, 08/15/07          2,905        2,884
  Goldman Sachs Group, Inc.,
    (The), 7.350%, 10/01/09          3,350        3,655
  HSBC Finance Corp., 4.125%,
    03/11/08                         3,220        3,181
  John Deere Capital Corp.,
    Ser D, 3.875%, 03/07/07          2,825        2,801
  Lehman Brothers Holdings,
    Inc., 6.250%, 05/15/06           2,480        2,507
  Merrill Lynch & Co., Inc.,
    4.790%, 08/04/10                 1,650        1,644
  Merrill Lynch & Co., Inc.,
    Ser B, 3.375%, 09/14/07          1,570        1,543
  Morgan Stanley, 5.800%,
    04/01/07                         3,000        3,049
  National Rural Utilities
    Cooperative Finance
    Corp., 3.000%, 02/15/06          4,160        4,141
  Salomon Smith Barney
    Holdings, 6.500%,
    02/15/08                         3,550        3,696
                                              ---------
                                                 49,903
                                              ---------
ELECTRIC (0.1%)
  American Electric Power
    Co., Inc., Ser A, 6.125%,
    05/15/06                           303          306
                                              ---------

-------------------------------------------------------
                                Shares or
                                Principal
                                Amount($)     Value($)
-------------------------------------------------------
LODGING (0.5%)
  Park Place Entertainment,
    8.500%, 11/15/06                 1,330        1,382
                                              ---------
MEDIA (0.9%)
  Comcast Cable
    Communications, Inc.,
    8.375%, 05/01/07                 1,325        1,398
  Time Warner, Inc., 6.150%,
    05/01/07                         1,155        1,180
                                              ---------
                                                  2,578
                                              ---------
OIL & GAS (0.5%)
  Devon Energy Corp., 2.750%,
    08/01/06                         1,385        1,362
                                              ---------
PIPELINES (0.3%)
  Arkla, Inc., 8.900%,
    12/15/06                           820          859
                                              ---------
REITS (1.0%)
  Equity Office Properties
    Trust, 8.375%, 03/15/06          1,505        1,531
  Simon Property Group LP,
    6.375%, 11/15/07                 1,500        1,545
                                              ---------
                                                  3,076
                                              ---------
TELECOMMUNICATIONS (3.5%)
  British Telecom PLC,
    7.875%, 12/15/05                 1,375        1,384
  France Telecom SA, 7.200%,
    03/01/06 (b)                     3,375        3,415
  SBC Communications, Inc.,
    5.750%, 05/02/06                 1,560        1,572
  SBC Communications, Inc.,
    4.125%, 09/15/09                   740          721
  Verizon Global Funding
    Corp., 6.125%, 06/15/07          1,633        1,675
  Verizon Wireless, Inc.,
    5.375%, 12/15/06                 2,000        2,019
                                              ---------
                                                 10,786
                                              ---------
Total Corporate Bonds (Cost
  $85,114)                                       84,366
                                              ---------
FOREIGN GOVERNMENT BOND (0.7%)
CANADA (0.7%)
  Quebec Province, 5.500%,
    04/11/06                         2,000        2,015
                                              ---------
Total Foreign Government Bond
  (Cost $1,999)                                   2,015
                                              ---------

                       See Notes to Financial Statements.

SCHEDULES OF PORTFOLIO INVESTMENTS
STI CLASSIC FUNDS September 30, 2005 (Amounts in thousands, except Shares) (Unaudited)

SHORT-TERM BOND FUND -- CONCLUDED

-------------------------------------------------------
                                Shares or
                                Principal
                                Amount($)     Value($)
-------------------------------------------------------
U.S. GOVERNMENT AGENCIES (37.1%)
FANNIE MAE (12.1%)
  2.625%, 01/19/07                   4,625        4,523
  6.942%, 08/01/07                   1,027        1,059
  6.805%, 11/01/07                   3,071        3,146
  4.200%, 03/24/08, Callable
    03/24/06 @ 100 (c)               3,100        3,073
  6.070%, 10/01/08                   1,926        1,960
  3.810%, 12/01/08 (b)               3,220        3,167
  3.125%, 03/16/09, Callable
    03/16/06 @ 100 (c)               1,625        1,551
  6.850%, 08/01/09                   3,164        3,350
  4.125%, 07/12/10 (c)               1,525        1,500
  4.000%, 12/01/14                   3,990        3,834
  5.000%, 11/25/26                   2,665        2,671
  5.145%, 09/01/33 (b)               1,657        1,670
  5.019%, 10/01/33 (b)               1,871        1,929
  4.339%, 03/01/34 (b)               2,470        2,442
                                              ---------
                                                 35,875
                                              ---------
FEDERAL HOME LOAN BANK (5.0%)
  4.875%, 11/15/06 (c)              14,000       14,071
  3.500%, 05/15/07                     885          873
                                              ---------
                                                 14,944
                                              ---------
FREDDIE MAC (18.7%)
  2.375%, 12/15/05 (c)               6,000        5,980
  2.375%, 02/15/07                   2,425        2,362
  3.750%, 08/03/07 (c)               8,390        8,284
  4.500%, 08/22/07, Callable
    08/22/06 @ 100                  13,520       13,507
  4.000%, 07/01/08                   2,279        2,247
  3.875%, 01/12/09, Callable
    01/12/06 @ 100                   4,630        4,532
  5.750%, 03/15/09                   1,740        1,810
  4.500%, 12/16/10, Callable
    12/16/05 @ 100                   2,515        2,487
  3.750%, 12/15/11                   2,210        2,168
  4.500%, 08/15/19                     129          128
  5.000%, 12/15/20                   4,117        4,137
  4.500%, 10/15/28                   2,670        2,639
  4.302%, 03/01/34 (b)               2,700        2,669
  4.989%, 04/01/34 (b)               2,568        2,562
                                              ---------
                                                 55,512
                                              ---------
SALLIE MAE (1.3%)
  4.070%, 09/15/06 (b)               3,800        3,808
                                              ---------
Total U.S. Government
  Agencies (Cost $111,539)                      110,139
                                              ---------

-------------------------------------------------------
                                Shares or
                                Principal
                                Amount($)     Value($)
-------------------------------------------------------
U.S. TREASURY OBLIGATIONS (19.4%)
U.S. TREASURY NOTES (19.4%)
  2.750%, 07/31/06 (c)               6,035        5,970
  2.250%, 02/15/07 (c)              16,000       15,594
  2.750%, 08/15/07 (c)              14,375       14,012
  2.625%, 05/15/08 (c)              21,205       20,392
  3.500%, 08/15/09 (c)               1,505        1,467
                                              ---------
Total U.S. Treasury
  Obligations (Cost $57,996)                     57,435
                                              ---------
SHORT-TERM INVESTMENTS (35.4%)
  CSFB Enhanced Liquidity
    Portfolio (d)              105,153,529      105,154
                                              ---------
Total Short-Term Investments
  (Cost $105,154)                               105,154
                                              ---------
MONEY MARKET FUNDS (0.3%)
  Federated Prime Value Money
    Market Fund                  1,018,742        1,019
                                              ---------
Total Money Market Funds
  (Cost $1,019)                                   1,019
                                              ---------
Total Investments (Cost
  $403,624) (a) -- 134.9%                       400,485
Liabilities in excess of
  other assets -- (34.9)%                      (103,692)
                                              ---------
Net Assets -- 100.0%                          $ 296,793
                                              =========

---------------

(a)Cost for federal income tax purposes is $403,638
   (amount in thousands). Unrealized appreciation/ (depreciation) on a tax basis is as follows (amounts in thousands):

      Unrealized Appreciation..................   $    81
      Unrealized Depreciation..................    (3,234)
                                                  -------
      Unrealized Appreciation (Depreciation)...   $(3,153)
                                                  =======

(b)Variable rate security. Rate presented represents rate in effect at September 30, 2005. Maturity date represents actual maturity date.

(c)This security or a partial position of the security was on loan at September 30, 2005. The total value of securities on loan at September 30, 2005 in thousands was $102,003.

(d)This security was purchased with cash collateral held from securities lending.

Cl    -- Class.

LP    -- Limited Partnership.

REIT  -- Real Estate Investment Trust.

Ser   -- Series.

                       See Notes to Financial Statements.

SCHEDULES OF PORTFOLIO INVESTMENTS
STI CLASSIC FUNDS September 30, 2005 (Amounts in thousands, except Shares) (Unaudited)

SHORT-TERM U.S. TREASURY SECURITIES FUND

---------------------------------------------------------
                                    Shares or
                                    Principal
                                    Amount($)    Value($)
---------------------------------------------------------
U.S. TREASURY OBLIGATIONS (98.7%)
U.S. TREASURY NOTES (98.7%)
  1.875%, 12/31/05                     2,000       1,991
  1.625%, 02/28/06                     2,000       1,982
  1.500%, 03/31/06                     1,000         988
  2.250%, 04/30/06                     2,000       1,980
  4.625%, 05/15/06                     2,000       2,007
  2.750%, 06/30/06                     2,000       1,981
  7.000%, 07/15/06                     2,000       2,044
  2.375%, 08/31/06                     2,000       1,969
  2.500%, 09/30/06                     2,000       1,969
  2.500%, 10/31/06                     2,000       1,966
  2.875%, 11/30/06                     5,000       4,928
  3.125%, 01/31/07                     9,000       8,880
  6.250%, 02/15/07                     4,000       4,113
  4.375%, 05/15/07                    12,000      12,040
  3.625%, 06/30/07                     7,000       6,933
  2.750%, 08/15/07                     8,000       7,798
  3.000%, 11/15/07                     6,000       5,859
  3.375%, 02/15/08                     8,000       7,856
  3.750%, 05/15/08                    14,000      13,851
  4.125%, 08/15/10                       500         498
                                                 -------
Total U.S. Treasury Obligations
  (Cost $92,584)                                  91,633
                                                 -------
MONEY MARKET FUNDS (0.7%)
  Federated U.S. Treasury Cash
    Reserves Fund                    694,236         694
                                                 -------
Total Money Market Funds (Cost
  $694)                                              694
                                                 -------
Total Investments (Cost $93,278)
  (a) -- 99.4%                                    92,327
Other assets in excess of
  liabilities -- 0.6%                                588
                                                 -------
Net Assets -- 100.0%                             $92,915
                                                 =======

---------------

(a)Cost for federal income tax purposes is $93,389 (amount in thousands). Unrealized appreciation/ (depreciation) on a tax basis is as follows (amounts in thousands):

      Unrealized Appreciation..................   $    --
      Unrealized Depreciation..................    (1,062)
                                                  -------
      Unrealized Appreciation (Depreciation)...   $(1,062)
                                                  =======

                       See Notes to Financial Statements.

SCHEDULES OF PORTFOLIO INVESTMENTS
STI CLASSIC FUNDS September 30, 2005 (Amounts in thousands, except Shares) (Unaudited)

STRATEGIC INCOME FUND

-------------------------------------------------------
                                Shares or
                                Principal
                                Amount($)     Value($)
-------------------------------------------------------
CORPORATE BONDS (25.4%)
ADVERTISING (0.7%)
  Bear Creek Corp., 9.000%,
    03/01/13, Callable
    03/01/09 @ 104.50 (d)            1,500        1,553
  R.H. Donnelley Corp.,
    10.875%, 12/15/12,
    Callable 12/15/07 @
    105.44                             575          645
                                              ---------
                                                  2,198
                                              ---------
AUTO PART & EQUIPMENT (0.6%)
  Goodyear Tire & Rubber Co.
    (The), 9.000%, 07/01/15,
    Callable 07/01/10 @ 104.5
    (d) (e)                          2,000        1,970
                                              ---------
BUILDING MATERIALS (1.1%)
  Ainsworth Lumber Co. Ltd.,
    7.250%, 10/01/12,
    Callable 10/01/08 @
    100.63                           2,000        1,880
  U.S. Concrete, Inc.,
    8.375%, 04/01/14,
    Callable 04/01/09 @
    104.19                           1,500        1,508
                                              ---------
                                                  3,388
                                              ---------
CHEMICALS (0.7%)
  Huntsman International LLC,
    11.625%, 10/15/10,
    Callable 10/15/07 @
    105.81                             523          598
  Lyondell Chemical Co., Ser
    A, 9.625%, 05/01/07                500          525
  Rockwood Specialties Group,
    Inc., 7.500%, 11/15/14,
    Callable 11/15/09 @
    103.75 (d)                       1,000          970
                                              ---------
                                                  2,093
                                              ---------
COMMERCIAL SERVICES (1.1%)
  Ashtead Holdings PLC,
    8.625%, 08/01/15,
    Callable 08/01/10 @
    104.31 (d)                       1,000        1,051
  Nationsrent, Inc., 9.500%,
    05/01/15, Callable
    05/01/10 @ 104.75                1,400        1,456

-------------------------------------------------------
                                Shares or
                                Principal
                                Amount($)     Value($)
-------------------------------------------------------
COMMERCIAL SERVICES--CONTINUED
  Rural/Metro Corp., 9.875%,
    03/15/15, Callable
    03/15/10 @ 104.94 (d)            1,000        1,065
                                              ---------
                                                  3,572
                                              ---------
COMPUTERS (0.6%)
  Sungard Data Systems, Inc.,
    10.250%, 08/15/15,
    Callable 08/15/10 @
    105.13 (d) (e)                   2,000        2,025
                                              ---------
DIVERSIFIED FINANCIAL SERVICES (1.3%)
  CCM Merger, Inc., 8.000%,
    08/01/13, Callable
    08/01/09 @ 104 (d)                  95           96
  General Motors Acceptance
    Corp., 8.000%, 11/01/31          2,575        2,248
  Iansa Overseas, 7.250%,
    07/28/12, Callable
    07/28/09 @ 103.63 (d)            1,000          995
  RMCC Acquisition Co.,
    9.500%, 11/01/12,
    Callable 11/01/08 @
    104.75 (d)                         850          859
                                              ---------
                                                  4,198
                                              ---------
ELECTRIC (0.9%)
  Aquila, Inc., 14.875%,
    07/01/12                           810        1,106
  Edison Mission Energy,
    10.000%, 08/15/08 (e)              750          831
  Sithe/Independence Funding
    Corp., Ser A, 9.000%,
    12/30/13                           750          818
                                              ---------
                                                  2,755
                                              ---------
ENTERTAINMENT (0.7%)
  Six Flags, Inc., 9.625%,
    06/01/14, Callable
    06/01/09 @ 104.81 (e)            2,250        2,216
                                              ---------
ENVIRONMENT CONTROL (0.2%)
  Allied Waste Industries,
    9.250%, 05/01/21                   750          765
                                              ---------
FOOD (1.3%)
  Pinnacle Foods Holding
    Corp., 8.250%, 12/01/13,
    Callable 12/01/08 @
    104.12                           2,275        2,149

                       See Notes to Financial Statements.

SCHEDULES OF PORTFOLIO INVESTMENTS
STI CLASSIC FUNDS September 30, 2005 (Amounts in thousands, except Shares) (Unaudited)

STRATEGIC INCOME FUND -- CONTINUED

-------------------------------------------------------
                                Shares or
                                Principal
                                Amount($)     Value($)
-------------------------------------------------------
FOOD--CONTINUED
  Stater Brothers Holdings,
    Inc., 8.125%, 06/15/12,
    Callable 06/15/08 @
    104.06                           1,000          988
  Swift & Co., 12.500%,
    01/01/10, Callable
    10/01/06 @ 106.25                1,000        1,090
                                              ---------
                                                  4,227
                                              ---------
FOREST PRODUCTS & PAPER (1.2%)
  Appleton Papers, Inc.,
    8.125%, 06/15/11,
    Callable 06/15/08 @
    104.06                             500          490
  Appleton Papers, Inc., Ser
    B, 9.750%, 06/15/14,
    Callable 06/15/09 @
    104.88                           1,500        1,439
  Boise Cascade Holdings LLC,
    6.474%, 10/15/12,
    Callable 11/07/05 @ 102
    (b)                                900          898
  Neenah Paper, Inc., 7.375%,
    Callable 11/15/09 @
    103.69 11/15/14                  1,000          963
                                              ---------
                                                  3,790
                                              ---------
HEALTHCARE -- PRODUCTS (1.0%)
  MQ Associates, Inc.,
    11.108%, 08/15/12,
    Callable 08/15/08 @ 109
    (c) (e) (g)                      2,575        1,635
  Universal Hospital
    Services, Inc., 10.125%,
    11/01/11, Callable
    11/01/07 @ 105.06                1,460        1,497
                                              ---------
                                                  3,132
                                              ---------
HEALTHCARE -- SERVICES (2.8%)
  HealthSouth Corp., 10.750%,
    10/01/08, Callable
    10/01/06 @ 101.792 (e)           2,250        2,199
  Radiologix, Inc., Ser B,
    10.500%, 12/15/08,
    Callable 12/15/05 @
    105.25 (e)                       2,250        2,397
  Res-Care, Inc., 7.750%,
    10/15/13, Callable
    10/15/09 @ 103.88 (d)            2,000        2,010

-------------------------------------------------------
                                Shares or
                                Principal
                                Amount($)     Value($)
-------------------------------------------------------
HEALTHCARE -- SERVICES--CONTINUED
  US Oncology, Inc., 10.750%,
    08/15/14, Callable
    08/15/09 @ 105.38                2,100        2,352
                                              ---------
                                                  8,958
                                              ---------
HOLDING COMPANIES -- DIVERSIFIED (0.4%)
  Leucadia National Corp.,
    7.000%, 08/15/13                   500          503
  Nell AF Sarl, 8.375%,
    08/15/15, Callable
    08/15/10 @ 104.19 (d) (e)          680          664
                                              ---------
                                                  1,167
                                              ---------
INSURANCE (1.0%)
  AFC Capital Trust I, Ser B,
    8.207%, 02/03/27                 1,000        1,084
  Fairfax Financial Holdings
    Ltd., 7.750%, 04/26/12
    (e)                                500          480
  Fairfax Financial Holdings
    Ltd., 8.300%, 04/15/26
    (e)                              1,750        1,513
                                              ---------
                                                  3,077
                                              ---------
MACHINERY DIVERSIFIED (0.6%)
  Chart Industries, Inc.,
    9.125%, 10/15/15,
    Callable 10/15/10 @
    104.56 (d)                         140          140
  NMGH Holding Co., 10.000%,
    05/15/09, Callable
    05/15/06 @ 105                   1,500        1,605
                                              ---------
                                                  1,745
                                              ---------
MEDIA (3.1%)
  Charter Communication
    Holdings LLC, 11.000%,
    10/01/15, Callable
    10/01/10 @ 105.5 (d)             1,500        1,463
  Houghton Mifflin Co.,
    10.293%, 10/15/13 (c) (e)
    (g)                              3,350        2,529
  Kabel Deutschland Gmbh,
    10.625%, 07/01/14,
    Callable 07/01/09 @
    105.31 (d)                       2,200        2,431
  Mediacom LLC, 9.500%,
    01/15/13, Callable
    01/15/06 @ 104.75 (e)            2,020        2,005

                       See Notes to Financial Statements.

SCHEDULES OF PORTFOLIO INVESTMENTS
STI CLASSIC FUNDS September 30, 2005 (Amounts in thousands, except Shares) (Unaudited)

STRATEGIC INCOME FUND -- CONTINUED

-------------------------------------------------------
                                Shares or
                                Principal
                                Amount($)     Value($)
-------------------------------------------------------
MEDIA--CONTINUED
  PRIMEDIA, Inc., 7.625%,
    04/01/08, Callable
    04/01/06 @ 100 (e)               1,000        1,010
                                              ---------
                                                  9,438
                                              ---------
MISCELLANEOUS MANUFACTURER (0.3%)
  Koppers, Inc., 9.875%,
    10/15/13, Callable
    10/15/08 @ 104.94                1,000        1,105
                                              ---------
OIL & GAS (0.0%)
  Compagnie Generale de
    Geophysique SA, 7.500%,
    05/15/15, Callable
    05/15/10 @ 103.75 (d)              120          125
                                              ---------
PACKAGING & CONTAINERS (0.7%)
  Berry Plastics Corp.,
    10.750%, 07/15/12,
    Callable 07/15/07 @
    105.38                             420          452
  Crown Cork & Seal Co.,
    Inc., 7.375%, 12/15/26             500          475
  Crown Euro Holdings SA,
    9.500%, 03/01/11,
    Callable 03/01/07 @
    104.75                             500          548
  Plastipak Holdings, Inc.,
    10.750%, 09/01/11,
    Callable 09/01/06 @
    105.38                             750          817
                                              ---------
                                                  2,292
                                              ---------
REAL ESTATE (0.6%)
  American Real Estate
    Partners LP, 7.125%,
    02/15/13, Callable
    02/15/09 @ 103.56 (d)            1,000        1,000
  CB Richard Ellis Services,
    Inc., 9.750%, 05/15/10,
    Callable 05/15/07 @
    104.88                             750          827
                                              ---------
                                                  1,827
                                              ---------
REITS (0.2%)
  Host Marriott Corp., Ser G,
    9.250%, 10/01/07                   750          790
                                              ---------

-------------------------------------------------------
                                Shares or
                                Principal
                                Amount($)     Value($)
-------------------------------------------------------
RETAIL (1.0%)
  Carrols Holdings Corp.,
    9.000%, 01/15/13,
    Callable 01/15/09 @
    104.50 (d)                       1,750        1,776
  Rite Aid Corp., 7.500%,
    01/15/15, Callable
    01/15/10 @ 103.75                1,250        1,194
  United Auto Group, Inc.,
    9.625%, 03/15/12,
    Callable 03/15/07 @
    104.81                             200          208
                                              ---------
                                                  3,178
                                              ---------
TELECOMMUNICATIONS (3.3%)
  Citizens Communications
    Co., 9.000%, 08/15/31 (e)        1,550        1,571
  Dobson Communications
    Corp., 8.100%, 10/15/12,
    Callable 10/15/07 @ 102
    (b) (d) (e)                      1,000          986
  MCI, Inc., 7.688%,
    05/01/09, Callable
    05/01/06 @ 102.84                1,500        1,556
  Nextel Communications,
    7.375%, 08/01/15,
    Callable 08/01/08 @
    103.69                           1,750        1,873
  PanAmSat Holdings Corp.,
    9.000%, 08/15/14,
    Callable 08/15/09 @
    104.50                             828          874
  Qwest Communications
    International, Inc.,
    7.250%, 02/15/11,
    Callable 02/15/08 @
    103.62 (e)                       2,000        1,947
  Qwest Corp., 8.875%,
    06/01/31, Callable
    06/01/07 @ 104.14                  500          505
  Valor Telecom Enterprise,
    7.750%, 02/15/15,
    Callable 02/15/10 @
    103.88                           1,000          970
                                              ---------
                                                 10,282
                                              ---------
Total Corporate Bonds (Cost
  $80,582)                                       80,313
                                              ---------
FOREIGN GOVERNMENT BONDS (31.4%)
BRAZIL (0.3%)
  Republic of Brazil, 9.250%,
    10/22/10                           165          185
  Republic of Brazil, 7.875%,
    03/07/15                           685          711

                       See Notes to Financial Statements.

SCHEDULES OF PORTFOLIO INVESTMENTS
STI CLASSIC FUNDS September 30, 2005 (Amounts in thousands, except Shares) (Unaudited)

STRATEGIC INCOME FUND -- CONTINUED

-------------------------------------------------------
                                Shares or
                                Principal
                                Amount($)     Value($)
-------------------------------------------------------
BRAZIL--CONTINUED
  Republic of Brazil,
    11.000%, 08/17/40,
    Callable 08/17/15 @ 100             65           80
                                              ---------
                                                    976
                                              ---------
CANADA (CAD) (4.7%)
  Canada Government, 5.000%,
    06/01/14                        10,865       10,085
  Canada Government, 5.750%,
    06/01/33                         4,360        4,678
                                              ---------
                                                 14,763
                                              ---------
JAPAN (YEN) (12.1%)
  Japan Government, Ser 16,
    2.500%, 09/20/34               893,150        8,084
  Japan Government, Ser 265,
    1.500%, 12/20/14             1,533,950       13,634
  Japan Government, Ser 42,
    0.600%, 12/20/09             1,834,000       16,118
                                              ---------
                                                 37,836
                                              ---------
NORWAY (NOK) (4.3%)
  Norwegian Government,
    6.750%, 01/15/07                23,640        3,797
  Norwegian Government,
    6.000%, 05/16/11                48,570        8,440
  Norwegian Government,
    5.000%, 05/15/15                 8,500        1,449
                                              ---------
                                                 13,686
                                              ---------
PANAMA (0.1%)
  Republic of Panama, 7.250%,
    03/15/15                           405          441
                                              ---------
PHILIPPINES (0.4%)
  Republic of Philippines,
    9.500%, 02/02/30 (e)             1,225        1,308
                                              ---------
RUSSIA (0.5%)
  Russian Federation, 5.000%,
    03/31/30                         1,475        1,693
                                              ---------
SWEDEN (SWE) (4.3%)
  Swedish Government, Ser
    1043, 5.000%, 01/28/09          98,080       13,648
                                              ---------
SWITZERLAND (4.3%)
  Swiss Government, 4.500%,
    06/10/07                        16,810       13,719
                                              ---------

-------------------------------------------------------
                                Shares or
                                Principal
                                Amount($)     Value($)
-------------------------------------------------------
TURKEY (0.4%)
  Republic of Turkey, 7.250%,
    03/15/15                           595          626
  Republic of Turkey, 8.000%,
    02/14/34                           675          712
                                              ---------
                                                  1,338
                                              ---------
Total Foreign Government
  Bonds (Cost $103,336)                          99,408
                                              ---------
PREFERRED STOCK (0.8%)
MEDIA (0.4%)
  Primedia, Inc., Ser H             15,000        1,507
                                              ---------
RETAIL (0.4%)
  Rite Aid Corp.                    50,000        1,147
                                              ---------
Total Preferred Stock (Cost
  $2,680)                                         2,654
                                              ---------
U.S. TREASURY OBLIGATIONS (39.2%)
U.S. TREASURY BONDS (4.7%)
  5.375%, 02/15/31 (e)              13,270       14,867
                                              ---------
U.S. TREASURY INFLATION PROTECTED NOTES/BONDS (3.1%)
  1.625%, 01/15/15                   9,560        9,667
                                              ---------
U.S. TREASURY NOTES (31.4%)
  4.000%, 08/31/07 (e)              67,755       67,524
  4.125%, 08/15/10 (e)              15,010       14,942
  4.875%, 02/15/12 (e)               6,995        7,231
  4.250%, 08/15/15 (e)               9,930        9,868
                                              ---------
                                                 99,565
                                              ---------
Total U.S. Treasury
  Obligations (Cost $125,377)                   124,099
                                              ---------
YANKEE DOLLAR (0.4%)
FOOD (0.4%)
  Burns, Philp Capital
    Property Ltd., 9.750%,
    07/15/12, Callable
    07/15/07 @ 104.88                1,000        1,120
                                              ---------
Total Yankee Dollar (Cost
  $1,000)                                         1,120
                                              ---------

                       See Notes to Financial Statements.

SCHEDULES OF PORTFOLIO INVESTMENTS
STI CLASSIC FUNDS September 30, 2005 (Amounts in thousands, except Shares) (Unaudited)

STRATEGIC INCOME FUND -- CONCLUDED

-------------------------------------------------------
                                Shares or
                                Principal
                                Amount($)     Value($)
-------------------------------------------------------
SHORT-TERM INVESTMENTS (46.3%)
  Brown Brothers Harriman &
    Co., Cayman Islands Cash
    Sweep, 1.730%                8,362,647        8,363
  CSFB Enhanced Liquidity
    Portfolio (f)              137,985,253      137,985
                                              ---------
Total Short-Term Investments
  (Cost $146,349)                               146,348
                                              ---------
Total Investments (Cost
  $459,324) (a) -- 143.5%                       453,942
Liabilities in excess of
  other assets -- (43.5)%                      (137,522)
                                              ---------
Net Assets -- 100.0%                          $ 316,420
                                              =========

---------------

(a)Cost for federal income tax purposes is $454,013
   (amount in thousands). Unrealized appreciation/(depreciation) on a tax basis is as follows (amounts in thousands):

      Unrealized Appreciation..................   $12,928
      Unrealized Depreciation..................    (7,617)
                                                  -------
      Unrealized Appreciation (Depreciation)...   $ 5,311
                                                  =======

(b)Variable rate security. Rate presented represents rate in effect at September 30, 2005. Maturity date represents actual maturity date.

(c)Rate represents the effective yield at purchase.

(d)Rule 144A, Section 4(2) or other security which is restricted as to resale to institutional investors. The Fund's advisor has deemed this security to be liquid based upon procedures approved by the Board of Trustees.

(e)This security or a partial position of the security was on loan at September 30, 2005. The total value of securities on loan at September 30, 2005 in thousands was $133,832.

(f)This security was purchased with cash collateral held from securities lending.

(g)Step bond.

CAD   -- Principal Amount is in Canadian Dollar.

LLC   -- Limited Liability Corporation.

LP    -- Limited Partnership.

NOK   -- Principal Amount is in Norwegian Krone.

REIT  -- Real Estate Investment Trust.

Ser   -- Series.

SWE   -- Principal Amount is in Swedish Krona.

YEN   -- Principal Amount is in Japanese Yen.

                       See Notes to Financial Statements.

SCHEDULES OF PORTFOLIO INVESTMENTS
STI CLASSIC FUNDS September 30, 2005 (Amounts in thousands, except Shares) (Unaudited)

TOTAL RETURN BOND FUND

---------------------------------------------------------
                                    Shares or
                                    Principal
                                    Amount($)    Value($)
---------------------------------------------------------
CORPORATE BONDS (9.8%)
AEROSPACE/DEFENSE (0.3%)
  United Technologies Corp.,
    4.875%, 05/01/15                    165          165
                                                 -------
AIRLINES (0.1%)
  Southwest Airlines Co., 5.125%,
    03/01/17                             95           90
                                                 -------
AUTO MANUFACTURERS (0.1%)
  DaimlerChrysler NA Holdings
    Corp., 8.500%, 01/18/31              50           61
                                                 -------
BANKS (0.4%)
  Bank of America Corp., 7.400%,
    01/15/11                            235          262
                                                 -------
BEVERAGES (0.1%)
  Molson Coors Capital Finance
    ULC, 4.850%, 09/22/10 (c)            65           64
                                                 -------
COMMERCIAL SERVICES (0.1%)
  ERAC USA Finance Co., 5.600%,
    05/01/15 (c)                         75           76
                                                 -------
COMPUTERS (0.0%)
  NCR Corp., 7.125%, 06/15/09            30           32
                                                 -------
DIVERSIFIED FINANCIAL SERVICES (2.8%)
  CIT Group, Inc., 5.125%,
    09/30/14                            165          164
  Citigroup, Inc., 5.125%,
    05/05/14                             75           76
  Citigroup, Inc., 5.850%,
    12/11/34                            105          110
  Fund American Cos., Inc.,
    5.875%, 05/15/13                    215          215
  Goldman Sachs Group, Inc. (The),
    4.750%, 07/15/13                    240          235
  HSBC Holdings PLC, 7.625%,
    05/17/32                             95          118
  John Deere Capital Corp.,
    3.900%, 01/15/08                     50           49
  JPMorgan Chase & Co., 6.625%,
    03/15/12                            265          288
  Lazard Group LLC, 7.125%,
    05/15/15 (c)                        350          347
  Morgan Stanley, 5.300%, 03/01/13      295          298
                                                 -------
                                                   1,900
                                                 -------

---------------------------------------------------------
                                    Shares or
                                    Principal
                                    Amount($)    Value($)
---------------------------------------------------------
ELECTRIC (0.6%)
  Exelon Corp., 5.625%, 06/15/35        250          230
  Pacific Gas & Electric Co.,
    6.050%, 03/01/34                    175          182
                                                 -------
                                                     412
                                                 -------
ENTERTAINMENT (0.1%)
  GTECH Holdings Corp., 4.750%,
    10/15/10                             45           41
                                                 -------
INSURANCE (0.1%)
  MetLife, Inc., 5.700%, 06/15/35        45           45
                                                 -------
INVESTMENT COMPANIES (0.1%)
  Credit Suisse First Boston USA,
    Inc., 6.500%, 01/15/12               85           92
                                                 -------
LEISURE TIME (0.1%)
  Harley Davidson Funding Corp.,
    3.625%, 12/15/08 (c)                 55           53
                                                 -------
LODGING (0.1%)
  Harrah's Operating Co., Inc.,
    5.375%, 12/15/13                     65           64
                                                 -------
MEDIA (1.1%)
  Comcast Cable Communications,
    Inc., 7.125%, 06/15/13              185          206
  Comcast Cable Communications,
    Inc., 7.050%, 03/15/33               25           28
  Cox Communications, Inc.,
    4.625%, 06/01/13                    175          166
  News America Holdings, Inc.,
    9.250%, 02/01/13                     90          111
  News America Holdings, Inc.,
    6.200%, 12/15/34                     55           55
  Time Warner, Inc., 7.625%,
    04/15/31                            160          187
                                                 -------
                                                     753
                                                 -------
MINING (0.7%)
  Alcan, Inc., 5.750%, 06/01/35          85           84
  Codelco, Inc., 5.500%, 10/15/13
    (c)                                 215          220
  Inco Ltd., 5.700%, 10/15/15           155          159
                                                 -------
                                                     463
                                                 -------
MISCELLANEOUS MANUFACTURER (0.7%)
  General Electric Co., 5.000%,
    02/01/13                            425          429
                                                 -------

                       See Notes to Financial Statements.

SCHEDULES OF PORTFOLIO INVESTMENTS
STI CLASSIC FUNDS September 30, 2005 (Amounts in thousands, except Shares) (Unaudited)

TOTAL RETURN BOND FUND -- CONTINUED

---------------------------------------------------------
                                    Shares or
                                    Principal
                                    Amount($)    Value($)
---------------------------------------------------------
OIL & GAS (0.6%)
  Devon Energy Corp., 10.250%,
    11/01/05                             10           10
  Devon Financing Corp. ULC,
    7.875%, 09/30/31                    110          138
  Enterprise Products Partners LP,
    Ser B, 6.875%, 03/01/33              90           95
  Motiva Enterprises LLC, 5.200%,
    09/15/12 (c)                         25           25
  Valero Energy Corp., 7.500%,
    04/15/32                             80           97
                                                 -------
                                                     365
                                                 -------
PIPELINES (0.6%)
  Centerpoint Energy Resources
    Corp., Ser B, 7.875%, 04/01/13      175          201
  K N Capital Trust III, 7.630%,
    04/15/28                            105          119
  Kinder Morgan, Inc., 7.250%,
    03/01/28                             40           46
                                                 -------
                                                     366
                                                 -------
REITS (0.1%)
  Simon Property Group LP, 6.375%,
    11/15/07                             35           36
                                                 -------
RETAIL (0.1%)
  Federated Department Stores,
    Inc., 6.900%, 04/01/29               45           49
                                                 -------
TELECOMMUNICATIONS (0.9%)
  France Telecom SA, 8.500%,
    03/01/31 (b)                         60           80
  SBC Communications, Inc.,
    6.450%, 06/15/34                     80           85
  Telecom Italia Capital SA,
    5.250%, 10/01/15                    215          211
  Verizon Global Funding Corp.,
    7.750%, 12/01/30                    150          183
                                                 -------
                                                     559
                                                 -------
Total Corporate Bonds
  (Cost $6,371)                                    6,377
                                                 -------
FOREIGN GOVERNMENT BONDS (2.9%)
CANADA (0.5%)
  Canada Government, 5.000%,
    06/01/14                            220          204
  Canada Government, 5.750%,
    06/01/33                             90           97
                                                 -------
                                                     301
                                                 -------

---------------------------------------------------------
                                    Shares or
                                    Principal
                                    Amount($)    Value($)
---------------------------------------------------------
JAPAN (1.2%)
  Japan Government, Ser 16,
    2.500%, 09/20/34                 16,250          147
  Japan Government, Ser 265,
    1.500%, 12/20/14                 31,450          280
  Japan Government, Ser 42,
    0.600%, 12/20/09                 36,550          321
                                                 -------
                                                     748
                                                 -------
NORWAY (0.4%)
  Norwegian Government, 6.750%,
    01/15/07                            520           84
  Norwegian Government, 6.000%,
    05/16/11                            965          167
  Norwegian Government, 5.000%,
    05/15/15                            175           30
                                                 -------
                                                     281
                                                 -------
SWEDEN (0.4%)
  Swedish Government, Ser 1043,
    5.000%, 01/28/09                  1,955          272
                                                 -------
SWITZERLAND (0.4%)
  Swiss Government, 4.500%,
    06/10/07                            335          273
                                                 -------
Total Foreign Government Bonds
  (Cost $1,933)                                    1,875
                                                 -------
U.S. GOVERNMENT AGENCIES (28.0%)
FANNIE MAE (15.3%)
  5.500%, 07/01/16                      169          171
  5.000%, 11/01/18                       72           72
  5.500%, 11/01/18                      374          380
  4.500%, 12/01/18                      264          259
  5.500%, 12/01/18                      139          141
  5.000%, 01/01/19                      828          827
  5.500%, 07/01/19                      236          239
  5.500%, 07/01/19                       98          100
  5.000%, 10/01/19                      809          807
  5.500%, 12/01/19                      131          133
  6.500%, 07/01/32                      470          484
  5.500%, 01/01/33                      899          899
  5.500%, 06/01/33                      630          630
  5.500%, 07/01/33                      499          499
  5.000%, 11/01/33                      742          726
  6.000%, 11/01/33                      220          224
  5.500%, 01/01/34                      684          684
  5.500%, 02/01/34                      639          640
  5.000%, 04/01/34                    1,050        1,028

                       See Notes to Financial Statements.

SCHEDULES OF PORTFOLIO INVESTMENTS
STI CLASSIC FUNDS September 30, 2005 (Amounts in thousands, except Shares) (Unaudited)

TOTAL RETURN BOND FUND -- CONCLUDED

---------------------------------------------------------
                                    Shares or
                                    Principal
                                    Amount($)    Value($)
---------------------------------------------------------
FANNIE MAE--CONTINUED
  6.000%, 05/01/34                      252          256
  6.500%, 11/01/34                      798          822
                                                 -------
                                                  10,021
                                                 -------
FREDDIE MAC (11.4%)
  4.500%, 01/01/19                      485          476
  6.000%, 04/01/33                      189          192
  6.000%, 11/01/33                      845          860
  6.000%, 11/01/33                      674          685
  6.000%, 01/01/34                      257          261
  6.500%, 05/01/34                      145          149
  5.000%, 07/01/34                      102          100
  6.000%, 10/01/34                      333          339
  5.000%, 12/01/34                    1,030        1,009
  6.500%, 05/01/35                    1,143        1,176
  6.000%, 07/01/35                      764          778
  4.500%, 08/01/35                      692          659
  4.646%, 08/01/35 (b)                  783          775
                                                 -------
                                                   7,459
                                                 -------
GOVERNMENT NATIONAL MORTGAGE ASSOCIATION (1.3%)
  5.500%, 05/15/33                      656          662
  5.000%, 11/15/34                      178          177
                                                 -------
                                                     839
                                                 -------
Total U.S. Government Agencies
  (Cost $18,564)                                  18,319
                                                 -------
U.S. TREASURY OBLIGATIONS (56.8%)
U.S. TREASURY BONDS (5.6%)
  5.375%, 02/15/31                    3,255        3,647
                                                 -------
U.S. TREASURY INFLATION PROTECTED NOTES/BONDS (3.0%)
  1.625%, 01/15/15                    1,930        1,952
                                                 -------
U.S. TREASURY NOTES (48.2%)
  1.625%, 10/31/05                      935          934
  1.875%, 11/30/05                    2,645        2,639
  3.125%, 05/15/07                    8,245        8,108
  4.000%, 08/31/07                    2,685        2,676
  5.625%, 05/15/08                    3,170        3,282
  4.125%, 08/15/08                       70           70
  6.000%, 08/15/09                    6,370        6,774
  4.125%, 08/15/10                    1,010        1,005
  4.250%, 08/15/13                    3,740        3,727
  4.250%, 11/15/14                    1,164        1,156
  4.250%, 08/15/15                    1,175        1,168
                                                 -------
                                                  31,539
                                                 -------
Total U.S. Treasury Obligations
  (Cost $37,357)                                  37,138
                                                 -------

---------------------------------------------------------
                                    Shares or
                                    Principal
                                    Amount($)    Value($)
---------------------------------------------------------
REPURCHASE AGREEMENTS (4.3%)
  Merrill Lynch & Co., Inc.,
    3.655%, dated 09/30/05, to be
    repurchased on 10/03/05,
    repurchase price $2,837,162
    (collateralized by U.S.
    Government Agencies, 4.500%,
    due 12/15/24; total market
    value $2,893,635)                 2,836        2,836
                                                 -------
Total Repurchase Agreements
  (Cost $2,836)                                    2,836
                                                 -------
Total Investments
  (Cost $67,061) (a) -- 101.8%                    66,545
Liabilities in excess of other
  assets -- (1.8)%                                (1,171)
                                                 -------
Net Assets -- 100.0%                             $65,374
                                                 =======

---------------

(a)Cost for federal income tax purposes is $67,109 (amount in thousands). Unrealized appreciation/ (depreciation) on a tax basis is as follows (amounts in thousands):

      Unrealized Appreciation....................   $  60
      Unrealized Depreciation....................    (624)
                                                    -----
      Unrealized Appreciation (Depreciation).....   $(564)
                                                    =====

(b)Variable rate security. Rate presented represents rate in effect at September 30, 2005. Maturity date represents actual maturity date.

(c)Rule 144A, Section 4(2) or other security which is restricted as to resale to institutional investors. The Fund's advisor has deemed this security to be liquid based upon procedures approved by the Board of Trustees.

LLC   -- Limited Liability Corporation.

LP    -- Limited Partnership.

REIT  -- Real Estate Investment Trust.

Ser   -- Series.

                       See Notes to Financial Statements.

SCHEDULES OF PORTFOLIO INVESTMENTS
STI CLASSIC FUNDS September 30, 2005 (Amounts in thousands, except Shares) (Unaudited)

U.S. GOVERNMENT SECURITIES FUND

-------------------------------------------------------
                               Shares or
                               Principal
                               Amount($)      Value($)
-------------------------------------------------------
ASSET BACKED SECURITIES (0.3%)
CREDIT CARD ABS (0.3%)
  MBNA Credit Card Master
    Note Trust, Ser 2003-A7,
    Cl A7, 2.650%, 11/15/10          1,000          952
                                              ---------
Total Asset Backed
  Securities (Cost $973)                            952
                                              ---------
U.S. GOVERNMENT AGENCIES (34.1%)
FANNIE MAE (28.0%)
  4.000%, 11/01/13                   7,139        6,961
  6.000%, 07/01/16                   1,922        1,977
  6.000%, 07/01/16                     963          991
  5.500%, 04/01/17                   2,602        2,641
  5.500%, 09/01/17                   2,216        2,249
  5.500%, 04/01/18                   1,110        1,126
  6.290%, 08/01/18                   1,196        1,237
  5.500%, 11/01/18                   7,716        7,831
  7.000%, 06/01/32                   1,737        1,818
  5.314%, 03/01/33 (b)               7,954        7,931
  6.000%, 03/01/33                   1,870        1,901
  5.212%, 04/01/33                   2,576        2,558
  4.103%, 08/01/33 (b)               9,395        9,352
  6.000%, 10/01/33                   3,207        3,261
  3.998%, 11/01/33 (b)               3,369        3,328
  6.000%, 01/01/34                   4,481        4,556
  6.000%, 02/01/34                   3,258        3,313
  6.000%, 02/01/34                   5,224        5,312
  6.000%, 04/01/34                   9,185        9,341
  4.565%, 05/01/34 (b)               6,365        6,312
  4.749%, 05/01/34 (b)               8,362        8,253
  4.029%, 06/01/34 (b)               3,783        3,718
  4.299%, 06/01/34 (b)               2,654        2,629
  5.500%, 06/01/35                   4,746        4,746
                                              ---------
                                                103,342
                                              ---------
FREDDIE MAC (4.6%)
  4.875%, 11/15/13                   6,500        6,605
  6.000%, 01/01/34                   2,808        2,857
  4.500%, 08/01/35                   7,717        7,343
                                              ---------
                                                 16,805
                                              ---------

-------------------------------------------------------
                               Shares or
                               Principal
                               Amount($)      Value($)
-------------------------------------------------------
GOVERNMENT NATIONAL MORTGAGE ASSOCIATION (1.5%)
  6.000%, 12/15/31                   2,235        2,290
  5.500%, 12/15/32                   2,183        2,206
  6.000%, 03/15/33                   1,089        1,115
                                              ---------
                                                  5,611
                                              ---------
Total U.S. Government
  Agencies (Cost $127,130)                      125,758
                                              ---------
U.S. TREASURY OBLIGATIONS (61.4%)
U.S. TREASURY BONDS (8.1%)
  5.375%, 02/15/31 (c)              26,735       29,952
                                              ---------
U.S. TREASURY INFLATION PROTECTED NOTES/BONDS (3.1%)
  1.625%, 01/15/15                  11,500       11,629
                                              ---------
U.S. TREASURY NOTES (50.2%)
  5.750%, 11/15/05 (c)              20,300       20,353
  5.875%, 11/15/05 (c)              28,000       28,074
  2.000%, 05/15/06 (c)              17,500       17,285
  3.625%, 07/15/09 (c)              23,350       22,880
  6.000%, 08/15/09                  32,000       34,031
  3.375%, 09/15/09 (c)              39,750       38,561
  4.250%, 08/15/13 (c)              24,400       24,316
                                              ---------
                                                185,500
                                              ---------
Total U.S. Treasury
  Obligations (Cost
  $227,984)                                     227,081
                                              ---------
SHORT-TERM INVESTMENTS (47.8%)
  CSFB Enhanced Liquidity
    Portfolio (d)              176,341,100      176,341
                                              ---------
Total Short-Term Investments
  (Cost $176,341)                               176,341
                                              ---------

                       See Notes to Financial Statements.

SCHEDULES OF PORTFOLIO INVESTMENTS
STI CLASSIC FUNDS September 30, 2005 (Amounts in thousands, except Shares) (Unaudited)

U.S. GOVERNMENT SECURITIES FUND -- CONCLUDED

-------------------------------------------------------
                               Shares or
                               Principal
                               Amount($)      Value($)
-------------------------------------------------------
REPURCHASE AGREEMENTS (3.7%)
  Merrill Lynch & Co., Inc.,
    3.655%, dated 09/30/05,
    to be repurchased
    10/03/05, repurchase
    price $13,791,429
    (Collateralized by U.S.
    Government Agencies,
    4.00%-5.50%, due
    09/15/16-10/25/20; total
    market value
    $14,064,876)                    13,787       13,787
                                              ---------
Total Repurchase Agreements
  (Cost $13,787)                                 13,787
                                              ---------
Total Investments (Cost
  $546,215) (a) -- 147.3%                       543,919
Liabilities in excess of
  other assets -- (47.3)%                      (174,726)
                                              ---------
Net Assets -- 100.0%                          $ 369,193
                                              =========

---------------

(a)Cost for federal income tax purposes is $546,239
   (amount in thousands). Unrealized appreciation/
   (depreciation) on a tax basis is as follows (amounts in thousands):

      Unrealized Appreciation..................   $ 1,462
      Unrealized Depreciation..................    (3,782)
                                                  -------
      Unrealized Appreciation (Depreciation)...   $(2,320)
                                                  =======

(b)Variable rate security. Rate presented represents rate in effect at September 30, 2005. Maturity date represents actual maturity date.

(c)This security or a partial position of the security was on loan at September 30, 2005. The total value of securities on loan at September 30, 2005 in thousands was $170,495.

(d)This security was purchased with cash collateral held from securities lending.

Cl -- Class.

Ser-- Series.

                       See Notes to Financial Statements.

SCHEDULES OF PORTFOLIO INVESTMENTS
STI CLASSIC FUNDS September 30, 2005 (Amounts in thousands, except Shares) (Unaudited)

U.S. GOVERNMENT SECURITIES ULTRA-SHORT BOND FUND

---------------------------------------------------------
                                    Shares or
                                    Principal
                                    Amount($)    Value($)
---------------------------------------------------------
ASSET BACKED SECURITIES (7.7%)
DIVERSIFIED FINANCIAL SERVICES (7.7%)
  Access Group, Inc., Ser 2003-1,
    CL A6, 3.450%, 12/26/35 (b)          700         700
  College Loan Corp. Trust, Ser
    2005-1, Cl A1, 3.680%,
    01/25/14 (b)                         750         751
  Collegiate Funding Services
    Education Loan, Ser 2003-5, Cl
    A6, 3.670%, 12/28/43 (b)             500         500
  Education Loans, Inc., Ser
    2003-1, Cl A, 3.300%, 12/01/35
    (b)                                  650         650
  KeyCorp Student Loan Trust, Ser
    2004-A, Cl 1A1, 3.703%,
    04/27/17 (b)                         585         585
  Nelnet Student Loan Corp., Ser
    2002-A, Cl A7, 3.730%,
    06/01/35 (b)                         450         450
  SLC Student Loan Trust, Ser
    2005-2, Cl A1, 3.880%,
    03/15/18 (b)                         825         824
  SLM Student Loan Trust, Ser
    1998-1, Cl A2, 4.052%,
    10/25/11 (b)                         806         813
                                                 -------
Total Asset Backed Securities
  (Cost $5,272)                                    5,273
                                                 -------
TAXABLE MUNICIPAL BONDS (3.3%)
CALIFORNIA (1.0%)
  Chela Financial USA, Inc.,
    Student Loans, Ser 2002E-6,
    RB, 3.800%, 12/01/37 (b)             700         700
                                                 -------
COLORADO (0.6%)
  Colorado Student Obligation Bond
    Authority, Student Loan, Ser
    IV-A1, RB, 3.750%, 12/01/34
    (b)                                  400         400
                                                 -------
CONNECTICUT (0.7%)
  Connecticut Student Loan
    Foundation, Student Loan, Ser
    A-4, RB, 3.780%, 06/01/34 (b)        500         500
                                                 -------

---------------------------------------------------------
                                    Shares or
                                    Principal
                                    Amount($)    Value($)
---------------------------------------------------------
MICHIGAN (1.0%)
  Michigan Higher Education
    Student Loan Authority, Ser
    XVIII-A-1, RB, 3.830%,
    09/01/33 (b)                         700         700
                                                 -------
Total Taxable Municipal Bonds
  (Cost $2,300)                                    2,300
                                                 -------
U.S. GOVERNMENT AGENCIES (78.9%)
FANNIE MAE (44.7%)
  3.511%, 10/05/05 (c)                 3,448       3,447
  3.668%, 10/07/05 (b)                 3,000       3,000
  3.642%, 11/02/05 (c)                 4,725       4,710
  3.804%, 11/03/05 (c)                 2,000       1,994
  3.816%, 11/16/05 (c)                 3,425       3,410
  3.670%, 12/09/05 (b)                 2,500       2,499
  7.510%, 04/01/07                       706         725
  6.942%, 08/01/07                       236         243
  4.200%, 03/24/08, Callable
    03/24/06 @ 100 (d)                   905         897
  3.250%, 08/15/08                     1,750       1,694
  4.500%, 04/25/09                       373         373
  5.969%, 06/01/09 (b)                   200         207
  4.500%, 04/01/10                       859         854
  3.500%, 06/25/10                       354         351
  3.000%, 06/25/19                     1,040       1,027
  5.074%, 05/01/32 (b)                   570         579
  3.250%, 11/25/32                       343         339
  3.992%, 08/01/33 (b)                   886         870
  5.145%, 09/01/33 (b)                   529         533
  5.019%, 10/01/33 (b)                   597         616
  3.354%, 01/01/34 (b)                   467         467
  4.339%, 03/01/34 (b)                   893         883
  4.344%, 06/01/35 (b)                   236         234
  3.880%, 09/25/35 (b)                   658         658
  4.250%, 06/25/43                       143         143
                                                 -------
                                                  30,753
                                                 -------
FEDERAL FARM CREDIT BANK (5.8%)
  3.623%, 12/01/06 (b)                 2,500       2,499
  3.631%, 04/04/07 (b)                 1,500       1,502
                                                 -------
                                                   4,001
                                                 -------
FREDDIE MAC (28.0%)
  3.510%, 10/07/05 (b)                 1,000       1,000
  3.702%, 11/07/05 (b)                 2,500       2,499
  3.750%, 08/03/07 (d)                   525         518
  4.500%, 08/22/07, Callable
    08/22/06 @ 100                     1,600       1,599

                       See Notes to Financial Statements.

SCHEDULES OF PORTFOLIO INVESTMENTS
STI CLASSIC FUNDS September 30, 2005 (Amounts in thousands, except Shares) (Unaudited)

U.S. GOVERNMENT SECURITIES ULTRA-SHORT BOND FUND -- CONTINUED

---------------------------------------------------------
                                    Shares or
                                    Principal
                                    Amount($)    Value($)
---------------------------------------------------------
FREDDIE MAC--CONTINUED
  4.500%, 03/01/08                       713         713
  4.000%, 05/01/08                       230         227
  4.000%, 06/01/08                       454         447
  3.875%, 06/15/08                     1,375       1,357
  4.250%, 06/23/08, Callable
    06/23/2006 @ 100                   1,600       1,581
  4.000%, 03/15/10                       624         622
  3.500%, 05/15/11                       221         219
  4.000%, 11/15/11                       564         561
  3.750%, 12/15/11                       374         367
  5.000%, 04/15/13                        57          56
  5.000%, 02/15/14                       520         522
  4.500%, 05/15/14                        26          26
  5.000%, 05/15/15                     1,339       1,342
  5.000%, 09/15/15                       250         251
  5.500%, 12/15/15                       217         219
  3.500%, 05/15/19                       470         466
  5.000%, 12/15/20                       542         544
  3.000%, 04/15/21                     1,652       1,636
  4.000%, 04/15/21                       229         228
  4.500%, 04/15/25                       486         482
  3.672%, 08/01/33 (b)                   854         842
  4.302%, 03/01/34 (b)                   793         784
  4.989%, 04/01/34 (b)                   192         192
                                                 -------
                                                  19,300
                                                 -------
TENNESSEE VALLEY AUTHORITY STRIPS (0.4%)
  Tennessee Valley Authority,
    3.355%, 10/15/05 (c)                 300         300
                                                 -------
Total U.S. Government Agencies
  (Cost $54,566)                                  54,354
                                                 -------
SHORT-TERM INVESTMENTS (1.0%)
  CSFB Enhanced Liquidity
    Portfolio (e)                    665,481         665
                                                 -------
Total Short-Term Investments (Cost
  $665)                                              665
                                                 -------

---------------------------------------------------------
                                    Shares or
                                    Principal
                                    Amount($)    Value($)
---------------------------------------------------------
REPURCHASE AGREEMENT (10.0%)
  Merrill Lynch & Co., Inc.,
    3.655%, dated 09/30/05, to be
    repurchased on 10/03/05,
    repurchase price $1,948,028
    (collateralized by U.S.
    Government Agencies,
    DN-4.500%, due 12/15/17-
    01/25/31; total market value
    $1,986,778)                        1,947       1,947
  UBS Warburg LLC, 3.805%, dated
    09/30/05, to be repurchased on
    10/03/05, repurchase price
    $4,927,499 (collateralized by
    U.S. Government Agencies, DN,
    due 04/25/16-10/25/30; total
    market value $5,027,669)           4,926       4,926
                                                 -------
Total Repurchase Agreement (Cost
  $6,873)                                          6,873
                                                 -------
MONEY MARKET FUNDS (0.1%)
  Dreyfus Government Cash
    Management Money Market Fund     100,000         100
                                                 -------
Total Money Market Funds (Cost
  $100)                                              100
                                                 -------
Total Investments (Cost $69,776)
  (a) -- 101.0%                                   69,565
Liabilities in excess of other
  assets -- (1.0)%                                  (658)
                                                 -------
Net Assets -- 100.0%                             $68,907
                                                 =======

                       See Notes to Financial Statements.

SCHEDULES OF PORTFOLIO INVESTMENTS
STI CLASSIC FUNDS September 30, 2005 (Amounts in thousands, except Shares) (Unaudited)

U.S. GOVERNMENT SECURITIES ULTRA-SHORT BOND FUND -- CONCLUDED

---------------

(a) Cost for federal income tax purposes is $69,776 (amount in thousands). Unrealized appreciation/(depreciation) on a tax basis is as follows (amounts in thousands):

      Unrealized Appreciation...................   $  29
      Unrealized Depreciation...................    (240)
                                                   -----
      Unrealized Appreciation (Depreciation)....   $(211)
                                                   =====

(b) Variable rate security. Rate presented represents rate in effect at September 30, 2005. Maturity date represents actual maturity date.

(c) Rate represents the effective yield at purchase.

(d) This security or a partial position of the security was on loan at September 30, 2005. The total value of securities on loan at September 30, 2005 in thousands was $647.

(e) This security was purchased with cash collateral held from securities lending.

Cl  -- Class.

DN  -- Discount Note.

RB  -- Revenue Bond.

Ser -- Series.

                       See Notes to Financial Statements.

SCHEDULES OF PORTFOLIO INVESTMENTS
STI CLASSIC FUNDS September 30, 2005 (Amounts in thousands, except Shares) (Unaudited)

ULTRA-SHORT BOND FUND

-------------------------------------------------------
                                  Shares or
                                  Principal
                                  Amount($)    Value($)
-------------------------------------------------------
ASSET BACKED SECURITIES (30.3%)
AUTOMOBILE ABS (9.7%)
  Americredit Automobile
    Receivables Trust, Ser
    2001-C, Cl A4, 5.010%,
    07/14/08 (b)                      2,353       2,357
  Capital Auto Receivables Asset
    Trust, Ser 2004-2, Cl A1B,
    3.768%, 03/15/07 (b)              2,575       2,575
  DaimlerChrysler Master Owner
    Trust, Ser 2003-A, Cl A,
    3.818%, 02/15/08 (b)              2,575       2,576
  Ford Credit Auto Owner Trust,
    Ser 2005-A, Cl A2, 3.080%,
    07/15/07 (b)                      1,903       1,896
  Harley-Davidson Motorcycle
    Trust, Ser 2004-1, Cl A1,
    1.400%, 10/15/08                    733         726
  Nissan Auto Receivables Owner
    Trust, Ser 2003-B, Cl A4,
    2.050%, 03/16/09                    525         511
  Nissan Master Owner Trust
    Receivables, Ser 2003-A, Cl
    A1, 3.828%, 09/15/08 (b)          3,000       3,003
  Superior Wholesale Inventory
    Financing Trust, Ser
    2005-A12, Cl A, 3.948%,
    06/15/10 (b)                      2,000       2,000
  Toyota Auto Receivables Owner
    Trust, Ser 2003-B, Cl A3,
    3.798%, 08/15/07 (b)              1,575       1,576
  USAA Auto Owner Trust, Ser
    2004-1, Cl A3, 2.060%,
    04/15/08                          1,821       1,799
  Volkswagen Credit Auto Master
    Trust, Ser 2005-1, Cl A,
    3.591%, 07/20/10 (b)              3,000       3,000
                                               --------
                                                 22,019
                                               --------
CREDIT CARD ABS (4.4%)
  Bank One Issuance Trust, Ser
    2003-A5, Cl A5, 3.818%,
    02/17/09 (b)                      2,500       2,501
  Citibank Credit Card Issuance
    Trust, 2.700%, 01/15/08           1,500       1,494
  First USA Credit Master Trust,
    Ser 2001-1, Cl A, 3.939%,
    09/19/08 (b)                      3,500       3,501

-------------------------------------------------------
                                  Shares or
                                  Principal
                                  Amount($)    Value($)
-------------------------------------------------------
<->CREDIT CARD ABS--CONTINUED
  GE Capital Credit Card Master
    Note Trust, Ser 2004-1, Cl
    A, 3.818%, 06/15/10 (b)           2,500       2,502
                                               --------
                                                  9,998
                                               --------
DIVERSIFIED FINANCIAL SERVICES (6.9%)
  Access Group, Inc.,
    Series 2003-1, Cl A6,
    3.450%, 12/26/35 (b)              2,250       2,250
  College Loan Corp. Trust, Ser
    2005-1, Cl A1, 3.680%,
    01/25/14 (b)                      2,250       2,252
  Collegiate Funding Services
    Education Loan, Ser 2003-5,
    Cl A6, 3.670%, 12/28/43 (b)       2,250       2,250
  Education Loans, Inc., Ser
    2003-1, Cl A, 3.300%,
    12/01/35 (b)                      2,100       2,100
  Nelnet Student Loan Corp., Ser
    2002-A, Cl A7, 3.730%,
    06/01/35 (b)                      2,150       2,150
  SLC Student Loan Trust, Ser
    2005-2, Cl A1, 3.880%,
    03/15/18 (b)                      2,250       2,250
  SLM Student Loan Trust, Ser
    1998-1, Cl A2, 4.052%,
    10/25/11 (b)                      2,469       2,491
                                               --------
                                                 15,743
                                               --------
HOME EQUITY ABS (8.3%)
  Aames Mortgage Investment
    Trust, Ser 2005-4, Cl 2A1,
    3.848%, 10/25/35 (b)              2,250       2,250
  Aegis Asset Backed Securities
    Trust, Ser 2005-2, Cl 1A1,
    3.930%, 06/25/35 (b)              1,778       1,778
  Centex Home Equity, Ser
    2005-C, Cl AV1, 3.920%,
    06/25/35 (b)                      1,891       1,891
  Countrywide Asset-Backed
    Certificates, Ser 2003-5, Cl
    AF3, 3.613%, 04/25/30 (b)           909         906
  Countrywide Home Equity Loan
    Trust, Ser 2005-A, Cl A2,
    4.008%, 02/15/30 (b)              1,524       1,525
  GMAC Mortgage Corp. Loan
    Trust, Ser 2004-HE3, Cl A1,
    3.930%, 10/25/34 (b)              2,500       2,500

                       See Notes to Financial Statements.

SCHEDULES OF PORTFOLIO INVESTMENTS
STI CLASSIC FUNDS September 30, 2005 (Amounts in thousands, except Shares) (Unaudited)

ULTRA-SHORT BOND FUND -- CONTINUED

-------------------------------------------------------
                                  Shares or
                                  Principal
                                  Amount($)    Value($)
-------------------------------------------------------
HOME EQUITY ABS--CONTINUED
  Household Home Equity Loan
    Trust, Ser 2005-C, Cl A,
    4.086%, 01/20/34 (b)              2,173       2,174
  Park Place Securities, Inc.,
    Ser 2005-WHQ2, Cl A2A,
    3.930%, 05/25/35 (b)              1,778       1,779
  Residential Asset Mortgage
    Products, Inc., Ser
    2004-RS4, Cl AI2, 3.247%,
    09/25/25 (b)                      1,115       1,111
  Residential Asset Mortgage
    Products, Inc., Ser
    2004-RS7, Cl AI1, 4.000%,
    08/25/22 (b)                        323         323
  Residential Asset Securities
    Corp., Ser 2005-KS8, Cl A1,
    3.940%, 07/25/26 (b)              2,517       2,517
                                               --------
                                                 18,754
                                               --------
OTHER ABS (1.0%)
  CIT Equipment Collateral, Ser
    2003-VT1, Cl A3A, 3.926%,
    04/20/07 (b)                        648         649
  Marlin Leasing Receivables
    LLC, Ser 2005-1A, Cl A1,
    4.051%, 08/15/12 (b) (d)          1,600       1,599
                                               --------
                                                  2,248
                                               --------
Total Asset Backed Securities
  (Cost $68,818)                                 68,762
                                               --------
COLLATERALIZED MORTGAGE OBLIGATIONS (6.0%)
  Adjustable Rate Mortgage
    Trust, Ser 2005-7, Cl 7A21,
    4.080%, 10/25/35 (b)              1,019       1,019
  Countrywide Home Loans, Inc.,
    Ser 2004-21, Cl A10, 6.000%,
    11/25/34                            853         863
  Countrywide Home Loans, Inc.,
    Ser 2002-39, Class A16,
    5.000%, 02/25/33                  1,000         999
  Deutsche Mortgage Securities,
    Inc., Ser 2004-1, Cl 3A3,
    3.690%, 12/25/33 (b)              1,029       1,026
  First Horizon Alternative
    Mortgage Securities, Ser
    2005-AA3, Cl 2A1, 5.185%,
    05/25/35 (b)                        743         743

-------------------------------------------------------
                                  Shares or
                                  Principal
                                  Amount($)    Value($)
-------------------------------------------------------
COLLATERALIZED MORTGAGE
OBLIGATIONS--CONTINUED
  J.P. Morgan Chase Mortgage
    Securities Corp., 4.116%,
    03/15/46 (b)                      1,186       1,173
  J.P. Morgan Mortgage Trust,
    Ser 2005-A1, Cl 5A1, 4.484%,
    02/25/35 (b)                      3,172       3,100
  Opteum Mortgage Acceptance
    Corp., Ser 2005-4, Cl 1A1A,
    4.000%, 11/25/35 (b)              2,531       2,531
  Washington Mutual,
    Ser 2005-AR4, Cl A1, 3.624%,
    04/25/35 (b)                      1,035       1,034
  Wells Fargo Mortgage Backed
    Securities Trust, Ser
    2004-S, Cl A5, 3.540%,
    09/25/34 (b)                      1,125       1,085
                                               --------
Total Collateralized Mortgage
  Obligations (Cost $13,667)                     13,573
                                               --------
COMMERCIAL PAPERS (1.8%)
DIVERSIFIED FINANCIAL SERVICES (1.8%)
  Rabobank USA Finance Corp.,
    3.871%, 10/03/05 (c)              4,150       4,149
                                               --------
Total Commercial Papers (Cost
  $4,149)                                         4,149
                                               --------
CORPORATE BONDS (26.3%)
AUTO MANUFACTURERS (1.8%)
  American Honda Finance Corp.,
    3.290%, 01/16/07 (b) (d)          2,500       2,504
  DaimlerChrysler NA Holdings
    Corp., 6.400%, 05/15/06           1,000       1,011
  DaimlerChrysler NA Holdings
    Corp., 4.750%, 01/15/08             525         522
                                               --------
                                                  4,037
                                               --------
BANKS (3.2%)
  Bank One Corp., 7.600%,
    05/01/07                          1,000       1,043
  BankBoston Corp., 6.500%,
    12/19/07                            765         797
  Wachovia Corp., 3.720%,
    07/20/07 (b)                      2,500       2,503
  Wells Fargo & Co., 3.874%,
    03/10/08 (b)                      3,000       3,000
                                               --------
                                                  7,343
                                               --------

                       See Notes to Financial Statements.

SCHEDULES OF PORTFOLIO INVESTMENTS
STI CLASSIC FUNDS September 30, 2005 (Amounts in thousands, except Shares) (Unaudited)

ULTRA-SHORT BOND FUND -- CONTINUED

-------------------------------------------------------
                                  Shares or
                                  Principal
                                  Amount($)    Value($)
-------------------------------------------------------
BEVERAGES (0.2%)
  Coca-Cola Enterprises, Inc.,
    5.250%, 05/15/07                    450         455
                                               --------
DIVERSIFIED FINANCIAL SERVICES (13.3%)
  American Express Centurion
    Bank, 3.852%, 11/16/07 (b)        2,150       2,152
  Bear Stearns & Co., Inc.
    (The), 5.700%, 01/15/07             500         507
  Bear Stearns & Co., Inc.
    (The), 3.830%, 04/29/08 (b)       2,500       2,504
  Capital One Financial Corp.,
    7.250%, 05/01/06                    500         508
  Capital One Financial Corp.,
    8.750%, 02/01/07                    500         526
  CIT Group, Inc., 4.022%,
    05/18/07 (b)                      2,500       2,507
  CIT Group, Inc., 4.000%,
    05/08/08 (e)                        775         762
  Citigroup, Inc., 5.000%,
    03/06/07                          1,000       1,007
  Countrywide Home Loan, Inc.,
    5.500%, 08/01/06                  1,500       1,512
  Countrywide Home Loan, Inc.,
    Ser M, 4.006%, 08/25/06 (b)       1,925       1,926
  Credit Suisse First Boston
    USA, Inc., 5.875%, 08/01/06         500         506
  General Electric Capital
    Corp., 4.125%, 03/04/08           1,200       1,188
  Golden West Financial Corp.,
    4.125%, 08/15/07                    550         546
  Goldman Sachs Group, Inc.
    (The), 4.125%, 01/15/08             800         792
  Goldman Sachs Group, Inc.,
    (The), Ser B, 4.120%,
    03/30/07 (b)                      2,500       2,503
  Household Finance Corp.,
    5.750%, 01/30/07                  1,000       1,016
  HSBC Finance Corp., 4.125%,
    03/11/08                          1,000         988
  John Deere Capital Corp., Ser
    D, 3.875%, 03/07/07                 820         813
  JPMorgan Chase & Co., 4.016%,
    12/18/06 (b)                      3,000       3,004
  Lehman Brothers Holdings,
    Inc., 4.000%, 01/22/08              800         789
  Merrill Lynch & Co., Inc., Ser
    B, 3.375%, 09/14/07 (e)             480         472

-------------------------------------------------------
                                  Shares or
                                  Principal
                                  Amount($)    Value($)
-------------------------------------------------------
DIVERSIFIED FINANCIAL
SERVICES--CONTINUED
  Morgan Stanley, 3.701%,
    01/12/07 (b)                      2,500       2,503
  Morgan Stanley, 5.800%,
    04/01/07                          1,000       1,016
                                               --------
                                                 30,047
                                               --------
ELECTRIC (0.6%)
  American Electric Power Co.,
    Inc., Ser A, 6.125%,
    05/15/06                            209         211
  Virginia Electric & Power Co.,
    5.750%, 03/31/06                  1,250       1,258
                                               --------
                                                  1,469
                                               --------
INSURANCE (2.5%)
  ASIF Global Finance XXII,
    3.991%, 05/30/06 (b) (d)          2,500       2,502
  MetLife Global Funding,
    4.010%, 08/28/06 (b) (d)          3,250       3,255
                                               --------
                                                  5,757
                                               --------
LODGING (0.5%)
  Park Place Entertainment,
    8.500%, 11/15/06                  1,095       1,138
                                               --------
MEDIA (1.2%)
  Comcast Cable Communications,
    Inc., 8.375%, 05/01/07              650         686
  TCI Communications, Inc.,
    6.875%, 02/15/06                    500         504
  Time Warner, Inc., 6.125%,
    04/15/06                          1,000       1,008
  Time Warner, Inc., 6.150%,
    05/01/07                            500         511
                                               --------
                                                  2,709
                                               --------
OIL & GAS (0.5%)
  Devon Energy Corp., 2.750%,
    08/01/06                          1,050       1,033
                                               --------
PIPELINES (0.3%)
  Arkla, Inc., 8.900%, 12/15/06         660         691
                                               --------
TELECOMMUNICATIONS (2.2%)
  British Telecom PLC, 7.875%,
    12/15/05                          1,000       1,007
  France Telecom SA, 7.200%,
    03/01/06 (b)                      1,125       1,138
  SBC Communications, Inc.,
    5.750%, 05/02/06                  1,000       1,007

                       See Notes to Financial Statements.

SCHEDULES OF PORTFOLIO INVESTMENTS
STI CLASSIC FUNDS September 30, 2005 (Amounts in thousands, except Shares) (Unaudited)

ULTRA-SHORT BOND FUND -- CONTINUED

-------------------------------------------------------
                                  Shares or
                                  Principal
                                  Amount($)    Value($)
-------------------------------------------------------
TELECOMMUNICATIONS--CONTINUED
  Verizon Global Funding Corp.,
    6.750%, 12/01/05                  1,250       1,255
  Verizon Global Funding Corp.,
    6.125%, 06/15/07 (e)                575         590
                                               --------
                                                  4,997
                                               --------
Total Corporate Bonds (Cost
  $59,922)                                       59,676
                                               --------
MASTER NOTES (1.0%)
BANKS (1.0%)
  Bank of America Corp., 4.007%,
    09/14/06 (b)                      2,250       2,250
                                               --------
Total Master Notes (Cost $2,250)                  2,250
                                               --------
TAXABLE MUNICIPAL BONDS (4.4%)
CALIFORNIA (1.0%)
  Chela Financial USA, Inc.,
    Student Loans, Ser 2002E-6,
    RB, 3.800%, 12/01/37 (b)          2,250       2,250
                                               --------
COLORADO (0.2%)
  Colorado Student Obligation
    Bond Authority, Student
    Loan, Ser IV-A1, RB, 3.750%,
    12/01/34 (b)                        400         400
                                               --------
CONNECTICUT (1.0%)
  Connecticut Student Loan
    Foundation, Student Loan,
    Ser A-4, RB, 3.780%,
    06/01/34 (b)                      2,250       2,250
                                               --------
GEORGIA (1.2%)
  Thomasville Payroll
    Development Authority,
    American Fresh Foods LP, Ser
    B, RB, 3.860%, 09/01/17 (b)       2,825       2,825
                                               --------
MICHIGAN (1.0%)
  Michigan Higher Education
    Student Loan Authority, Ser
    XVIII-A-1, RB, 3.830%,
    09/01/33 (b)                      2,300       2,300
                                               --------
Total Taxable Municipal Bonds
  (Cost $10,025)                                 10,025
                                               --------
U.S. GOVERNMENT AGENCIES (27.8%)
FANNIE MAE (8.8%)
  7.510%, 04/01/07                    1,261       1,294
  6.805%, 11/01/07 (b)                1,440       1,475

-------------------------------------------------------
                                  Shares or
                                  Principal
                                  Amount($)    Value($)
-------------------------------------------------------
FANNIE MAE--CONTINUED
  4.200%, 03/24/08, Callable
    03/24/06 @ 100 (e)                1,700       1,685
  3.250%, 08/15/08                    1,200       1,162
  4.500%, 04/25/09                    1,119       1,118
  5.969%, 06/01/09 (b)                  751         774
  4.500%, 04/01/10                      859         854
  3.500%, 06/25/10                    1,061       1,053
  6.250%, 08/25/30                    1,078       1,090
  5.074%, 05/01/32 (b)                  501         509
  3.992%, 08/01/33 (b)                  822         807
  5.145%, 09/01/33 (b)                1,216       1,226
  5.019%, 10/01/33 (b)                1,394       1,436
  3.354%, 01/01/34 (b)                1,038       1,038
  4.339%, 03/01/34 (b)                1,007         996
  4.344%, 06/01/35 (b)                  730         725
  3.880%, 09/25/35 (b)                1,951       1,952
  4.250%, 06/25/43                      857         855
                                               --------
                                                 20,049
                                               --------
FREDDIE MAC (17.3%)
  3.702%, 11/07/05 (b)                2,750       2,749
  3.750%, 08/03/07 (e)                1,000         987
  4.500%, 08/22/07, Callable
    08/22/06 @ 100                    1,750       1,748
  4.500%, 03/01/08                      713         713
  4.000%, 05/01/08                    1,210       1,193
  4.000%, 06/01/08                    1,021       1,007
  3.875%, 06/15/08                    3,575       3,527
  4.250%, 06/23/08, Callable
    06/23/06 @ 100                    3,475       3,433
  4.000%, 03/15/10                    1,866       1,860
  3.500%, 05/15/11                      663         658
  4.000%, 11/15/11                      894         889
  3.750%, 12/15/11                      879         862
  5.000%, 04/15/13                       28          28
  5.000%, 02/15/14                      847         851
  4.500%, 05/15/14                       16          16
  5.000%, 05/15/15                    5,379       5,390
  5.000%, 09/15/15                      750         753
  4.500%, 11/15/15                      921         916
  5.500%, 12/15/15                       97          97
  5.000%, 12/15/17                    1,011       1,015
  3.500%, 05/15/19                      559         553
  5.000%, 12/15/20                      932         936
  3.000%, 04/15/21                    3,304       3,272
  4.000%, 04/15/21                      775         772
  4.500%, 04/15/25                    2,430       2,412

                       See Notes to Financial Statements.

SCHEDULES OF PORTFOLIO INVESTMENTS
STI CLASSIC FUNDS September 30, 2005 (Amounts in thousands, except Shares) (Unaudited)

ULTRA-SHORT BOND FUND -- CONCLUDED

-------------------------------------------------------
                                  Shares or
                                  Principal
                                  Amount($)    Value($)
-------------------------------------------------------
FREDDIE MAC--CONTINUED
  3.672%, 08/01/33 (b)                  854         842
  4.302%, 03/01/34 (b)                1,434       1,418
  4.989%, 04/01/34 (b)                  394         393
                                               --------
                                                 39,290
                                               --------
SALLIE MAE (1.3%)
  4.070%, 09/15/06 (b)                3,000       3,006
                                               --------
TENNESSEE VALLEY AUTHORITY STRIPS (0.4%)
  Tennessee Valley Authority,
    3.355%, 10/15/05 (c)                900         899
                                               --------
Total U.S. Government Agencies
  (Cost $63,628)                                 63,244
                                               --------
SHORT-TERM INVESTMENTS (1.2%)
  CSFB Enhanced Liquidity
    Portfolio (f)                 2,818,419       2,818
                                               --------
Total Short-Term Investments
  (Cost $2,818)                                   2,818
                                               --------
REPURCHASE AGREEMENT (2.3%)
  Merrill Lynch & Co., Inc.,
    3.655%, dated 09/30/05, to
    be repurchased on 10/03/05,
    repurchase price $1,314,863
    (collateralized by U.S.
    Government Agencies,
    DN-5.500%, 03/15/31-
    08/25/31; total market value
    $1,339,844)                       1,314       1,314
  UBS Warburg LLC, 3.805%, dated
    09/30/05, to be repurchased
    on 10/03/05, repurchase
    price $3,900,282
    (collateralized by U.S.
    Government Agencies,
    4.000%-4.500%, 03/15/17-
    06/15/22; total market value
    $3,965,189)                       3,899       3,900
                                               --------
  Total Repurchase Agreement
    (Cost $5,214)                                 5,214
                                               --------

-------------------------------------------------------
                                  Shares or
                                  Principal
                                  Amount($)    Value($)
-------------------------------------------------------
MONEY MARKET FUNDS (0.0%)
  Dreyfus Government Cash
    Management Money Market Fund
    (b)                             100,000         100
                                               --------
Total Money Market Funds (Cost
  $100)                                             100
                                               --------
Total Investments (Cost
  $230,591) (a) -- 101.1%                       229,811
Liabilities in excess of other
  assets -- (1.1)%                               (2,503)
                                               --------
Net Assets -- 100.0%                           $227,308
                                               ========

---------------

(a)Cost for federal income tax purposes is $230,591
   (amount in thousands). Unrealized appreciation/ (depreciation) on a tax basis is as follows (amounts in thousands):

      Unrealized Appreciation....................   $ 101
      Unrealized Depreciation....................    (881)
                                                    -----
      Unrealized Appreciation (Depreciation).....   $(780)
                                                    =====

(b)Variable rate security. Rate presented represents rate in effect at September 30, 2005. Maturity date represents actual maturity date.

(c)Rate represents the effective yield at purchase.

(d)Rule 144A, Section 4(2) or other security which is restricted as to resale to institutional investors. The Fund's advisor has deemed this security to be liquid based upon procedures approved by the Board of Trustees.

(e)This security or a partial position of the security was on loan at September 30, 2005. The total value of securities on loan at September 30, 2005 in thousands was $2,729.

(f)This security was purchased with cash collateral held from securities lending.

Cl   -- Class.

LLC  -- Limited Liability Corporation.

LP   -- Limited Partnership.

RB   -- Revenue Bond.

Ser  -- Series.

                       See Notes to Financial Statements.

SCHEDULES OF PORTFOLIO INVESTMENTS
STI CLASSIC FUNDS September 30, 2005 (Amounts in thousands, except Shares) (Unaudited)

VIRGINIA INTERMEDIATE MUNICIPAL BOND FUND

-------------------------------------------------------
                                  Shares or
                                  Principal
                                  Amount($)    Value($)
-------------------------------------------------------
MUNICIPAL BONDS (99.2%)
DISTRICT OF COLUMBIA (1.0%)
  Metropolitan Washington D.C.
    Airports Authority, Ser B,
    RB, 5.250%, 10/01/19,
    Callable 10/01/13 @ 100           1,685       1,832
                                               --------
VIRGINIA (95.9%)
  Albemarle County Industrial
    Development Authority,
    Residential Care Facilities,
    Ser A, RB, 5.000%, 01/01/07,
    Callable 01/01/06 @ 101              55          56
  Arlington County Industrial
    Development Authority,
    Hospital Facilities, RB,
    5.500%, 07/01/06                  2,000       2,037
  Arlington County Industrial
    Development Authority,
    Hospital Facilities, RB,
    5.500%, 07/01/11                  2,000       2,184
  Arlington County Industrial
    Development Authority,
    Hospital Facilities, RB,
    5.500%, 07/01/17, Callable
    07/01/11 @ 101                    2,225       2,376
  Arlington County Industrial
    Development Authority,
    Resource Recovery, Ser B,
    RB, AMT, 5.375%, 01/01/11,
    Callable 07/01/08 @ 101           2,785       2,930
  Big Stone Gap Redevelopment &
    Housing Authority,
    Correctional Facilities, RB,
    5.000%, 09/01/12                  3,000       3,248
  Chesapeake Water & Sewer
    Project, GO, 5.000%,
    12/01/19, Callable 12/01/14
    @ 101                             2,465       2,663
  Chesapeake Water & Sewer
    Project, GO, 5.000%,
    12/01/20, Callable 12/01/14
    @ 101                             3,640       3,917
  Chesapeake, GO, 5.400%,
    12/01/08                          2,500       2,670

-------------------------------------------------------
                                  Shares or
                                  Principal
                                  Amount($)    Value($)
-------------------------------------------------------
VIRGINIA--CONTINUED
  Chesterfield County Industrial
    Development Authority,
    Virginia State University
    Real Estate Project, Ser A,
    RB, 2.780%, 07/01/29, LOC:
    Bank of America N.A. (b)          1,590       1,590
  Chesterfield County Public
    Improvement, GO, 5.000%,
    01/01/14                          3,440       3,778
  Commonwealth Transportation
    Board, Ser A, RB, 5.375%,
    05/15/13, Callable 05/01/11
    @ 100                             2,045       2,235
  Dinwiddie County Development
    Authority, Ser B, RB,
    5.000%, 02/15/24, Callable
    02/15/14 @ 100, LOC: MBIA         1,750       1,837
  Education Loan Authority,
    Guaranteed Student Loan
    Program, Ser B, RB, AMT,
    5.550%, 09/01/10                  1,190       1,202
  Fairfax County Industrial
    Development Authority,
    Health Care, Inova Health
    System Project, RB, 6.000%,
    08/15/26, Callable 08/15/06
    @ 102                               810         847
  Fairfax County Water
    Authority, RB, 6.000%,
    04/01/22, Callable 04/01/07
    @ 102                             5,560       5,888
  Fairfax County, Ser A, GO,
    5.000%, 04/01/16, Callable
    04/01/14 @ 100                    2,500       2,720
  Fauquier County Industrial
    Development Authority, RB,
    5.000%, 10/01/06, LOC:
    Radian                            1,180       1,202
  Front Royal & Warren County
    Development Authority, Ser
    B, RB, 5.000%, 04/01/23,
    Callable 04/01/14 @ 100,
    LOC: FSA                          2,485       2,613

                       See Notes to Financial Statements.

SCHEDULES OF PORTFOLIO INVESTMENTS
STI CLASSIC FUNDS September 30, 2005 (Amounts in thousands, except Shares) (Unaudited)

VIRGINIA INTERMEDIATE MUNICIPAL BOND FUND -- CONTINUED

-------------------------------------------------------
                                  Shares or
                                  Principal
                                  Amount($)    Value($)
-------------------------------------------------------
VIRGINIA--CONTINUED
  Greater Richmond Convention
    Center Authority, Hotel Tax,
    RB, 6.000%, 06/15/13,
    Prerefunded 06/15/10 @ 101        3,185       3,574
  Greater Richmond Convention
    Center Authority, Hotel Tax,
    RB, 5.000%, 06/15/14, LOC:
    MBIA                              1,575       1,713
  Greater Richmond Convention
    Center Authority, Hotel Tax,
    RB, 5.000%, 06/15/16,
    Callable 06/15/15 @ 100,
    LOC: MBIA                         2,855       3,090
  Halifax County Industrial
    Development Authority, RB,
    3.000%, 09/01/06                  1,125       1,122
  Hampton, Ser A, GO, 5.500%,
    07/15/18, Callable 07/15/12
    @ 101                             1,275       1,424
  Hanover County Industrial
    Development Authority,
    Regional Medical Care
    Project, RB, 6.375%,
    08/15/18, LOC: MBIA               5,100       6,037
  Henrico County Economic
    Development Authority,
    Residential Care Facilities,
    Ser A, RB, 3.750%, 06/01/06         255         255
  Henrico County Economic
    Development Authority,
    Residential Care Facilities,
    Ser A, RB, 4.250%, 06/01/07         525         530
  Henrico County Economic
    Development Authority,
    Residential Care Facilities,
    Ser A, RB, 5.000%, 06/01/10       1,000       1,032
  Henrico County Economic
    Development Authority,
    Residential Care Facilities,
    Ser A, RB, 6.500%, 06/01/22,
    Callable 06/01/12 @ 100           1,000       1,069
  Henrico County Industrial
    Development Authority, Bon
    Secours Health System, Ser
    B, RB, 5.150%, 06/01/07,
    Callable 06/01/06 @ 102,
    LOC: MBIA                         2,500       2,585

-------------------------------------------------------
                                  Shares or
                                  Principal
                                  Amount($)    Value($)
-------------------------------------------------------
VIRGINIA--CONTINUED
  Henrico County Industrial
    Development Authority, RB,
    5.300%, 12/01/11                  1,000       1,001
  Henrico County Industrial
    Economic Development
    Authority, RB, 2.750%,
    11/01/25 (b)                      2,500       2,499
  Henrico County, GO, 5.000%,
    01/15/08                          2,220       2,318
  King George County Industrial
    Development Authority,
    Exempt Facility, Birchwood
    Power Partners, Ser B, RB,
    AMT, 2.900%, 12/01/24, LOC:
    Bank of Nova Scotia (b)           1,100       1,100
  Loudoun County Industrial
    Development Authority,
    Loudoun Hospital Center, RB,
    6.000%, 06/01/22,
    Prerefunded 06/01/12 @ 101        1,000       1,139
  Loudoun County Industrial
    Development Authority,
    Residential Care Facilities,
    Ser A, RB, 6.000%, 08/01/24,
    Callable 08/01/14 @ 100           1,000       1,054
  Loudoun County Industrial
    Development Authority,
    Residential Care Facilities,
    Ser B, RB, 5.000%, 08/01/28,
    Callable 08/01/07 @ 101           1,075       1,107
  Loudoun County Sanitation
    Authority, Water & Sewage,
    RB, 5.000%, 01/01/25,
    Callable 01/01/15 @ 100           3,165       3,342
  Loudoun County, Public
    Improvement, Ser B, GO,
    5.000%, 06/01/16, Callable
    06/01/15 @ 100                    4,635       5,078
  Loudoun County, Ser A, GO,
    5.000%, 11/01/06                  2,000       2,046
  Loudoun County, Ser A, GO,
    5.000%, 07/01/13                  3,000       3,286
  Louisa Industrial Development
    Authority, Pollution
    Control, Electric & Power
    Co., RB, 5.250%, 12/01/08,
    Callable 11/08/06 @ 101             650         670

                       See Notes to Financial Statements.

SCHEDULES OF PORTFOLIO INVESTMENTS
STI CLASSIC FUNDS September 30, 2005 (Amounts in thousands, except Shares) (Unaudited)

VIRGINIA INTERMEDIATE MUNICIPAL BOND FUND -- CONTINUED

-------------------------------------------------------
                                  Shares or
                                  Principal
                                  Amount($)    Value($)
-------------------------------------------------------
VIRGINIA--CONTINUED
  Lynchburg, GO, 3.000%,
    06/01/06                          2,100       2,094
  Montgomery County Industrial
    Development Authority, RB,
    5.500%, 01/15/18, Callable
    01/15/12 @ 101, LOC: AMBAC        1,865       2,062
  Newport News, GO, 5.250%,
    07/01/15                          3,000       3,359
  Norfolk Industrial Development
    Authority, RB, 6.900%,
    06/01/06, LOC: AMBAC              1,000       1,026
  Northwestern Regional Jail
    Authority, Jail Facilities,
    RB, 3.750%, 07/01/08,
    Callable 07/01/07 @ 100           1,225       1,238
  Peninsula Ports Authority,
    Residential Care Facility,
    Ser A, RB, 7.375%, 12/01/23,
    Callable 12/01/13 @ 100           1,525       1,705
  Richmond, GO, 5.500%,
    01/15/12, Callable 01/15/11
    @ 101                             2,500       2,763
  Richmond, GO, 5.500%,
    01/15/18, Callable 01/10/11
    @ 101, LOC: FSA                   2,755       3,024
  Richmond, GO, 5.000%,
    07/15/23, Callable 07/15/14
    @ 100, LOC: FSA                   1,500       1,589
  Roanoke Industrial Development
    Authority, Carilion Health
    System, Ser A, RB, 5.750%,
    07/01/13, Callable 07/01/12
    @ 100, LOC: MBIA                  2,000       2,229
  Roanoke Industrial Development
    Authority, Carilion Health
    System, Ser A, RB, 5.750%,
    07/01/14, Callable 07/01/12
    @ 100, LOC: MBIA                  2,000       2,219
  Roanoke Industrial Development
    Authority, Carilion Health
    System, Ser A, RB, 5.500%,
    07/01/18, Callable 07/01/12
    @ 100, LOC: MBIA                  2,000       2,164

-------------------------------------------------------
                                  Shares or
                                  Principal
                                  Amount($)    Value($)
-------------------------------------------------------
VIRGINIA--CONTINUED
  Roanoke Industrial Development
    Authority, Carilion Health
    System, Ser C, RB, 2.800%,
    07/01/27, LOC: Wachovia Bank
    N.A. (b)                          1,475       1,475
  Roanoke Public Improvement,
    Ser B, GO, 5.000%, 02/01/24,
    Callable 02/01/15 @ 101           2,500       2,660
  Russell County Industrial
    Development Authority,
    Pollution Control,
    Appalachian Power Co.
    Project, Ser I, RB, 2.700%,
    11/01/07, Mandatory Put
    11/01/06 @ 100                    1,000         992
  Southwest Regional Jail
    Authority Facilities, RB,
    3.000%, 09/01/06                  1,750       1,750
  Spotsylvania County Water &
    Sewer, RB, 5.000%, 06/01/26,
    LOC: FSA                          2,635       2,773
  Tobacco Settlement Financing
    Corp., RB, 4.000%, 06/01/13       1,000       1,006
  Tobacco Settlement Financing
    Corp., RB, 5.250%, 06/01/19,
    Callable 06/01/15 @ 100           1,750       1,814
  Tobacco Settlement Financing
    Corp., RB, 5.500%, 06/01/26,
    Callable 06/01/15 @ 100           3,000       3,124
  Virginia Beach Development
    Authority, Residential Care
    Facilities, Westminster-
    Canterbury, RB, 5.250%,
    11/01/26, Callable 11/01/15
    @ 100                             1,000       1,009
  Virginia Beach Development
    Authority, Ser A, RB,
    5.375%, 08/01/16, Callable
    08/01/12 @ 100                    1,650       1,813
  Virginia Beach Water & Sewer,
    RB, 4.125%, 10/01/24,
    Callable 10/01/15 @ 100             750         720

                       See Notes to Financial Statements.

SCHEDULES OF PORTFOLIO INVESTMENTS
STI CLASSIC FUNDS September 30, 2005 (Amounts in thousands, except Shares) (Unaudited)

VIRGINIA INTERMEDIATE MUNICIPAL BOND FUND -- CONTINUED

-------------------------------------------------------
                                  Shares or
                                  Principal
                                  Amount($)    Value($)
-------------------------------------------------------
VIRGINIA--CONTINUED
  Virginia College Building
    Authority, Educational
    Facilities Project, RB,
    5.375%, 01/01/21, Callable
    01/01/16 @ 100                    2,990       3,393
  Virginia College Building
    Authority, Educational
    Facilities Project, Ser A,
    RB, 5.000%, 02/01/15,
    Callable 02/01/14 @ 100           4,510       4,903
  Virginia Housing Development
    Authority, Commonwealth
    Mortgage Project, Ser A, RB,
    AMT, 2.000%, 07/01/06               750         743
  Virginia Housing Development
    Authority, Multifamily, Ser
    E, RB, AMT, 5.350%,
    11/01/11, Callable 01/01/08
    @ 102                             1,250       1,313
  Virginia Housing Development
    Authority, Multifamily, Ser
    H, RB, AMT, 5.625%,
    11/01/18, Callable 11/01/09
    @ 100                             3,500       3,631
  Virginia Housing Development
    Authority, Multifamily, Ser
    I, RB, AMT, 4.875%,
    11/01/12, Callable 01/01/09
    @ 101                             1,950       2,011
  Virginia Polytechnic Institute
    & State University, Ser D,
    RB, 5.125%, 06/01/21,
    Callable 06/01/14 @ 101,
    LOC: AMBAC                        1,095       1,189
  Virginia Port Authority,
    Commonwealth Port Fund, RB,
    AMT, 5.900%, 07/01/16,
    Callable 07/01/06 @ 101           2,000       2,057
  Virginia Public Building
    Authority, Public
    Facilities, Ser B, 5.000%,
    08/01/12                          3,000       3,269
  Virginia Public School
    Authority, School Financing,
    Ser B, RB, 5.125%, 08/01/13,
    Prerefunded 08/01/06 @ 102,
    LOC: St Aid Withholding           1,000       1,038

-------------------------------------------------------
                                  Shares or
                                  Principal
                                  Amount($)    Value($)
-------------------------------------------------------
VIRGINIA--CONTINUED
  Virginia Public School
    Authority, Ser B, RB,
    5.000%, 08/01/13, Callable
    08/01/10 @ 101                    2,910       3,136
  Virginia Resources Authority,
    Infrastructure, RB, 5.000%,
    11/01/22, Callable 11/01/13
    @ 100                             1,670       1,767
  Virginia State Public School
    Authority, Ser PT-2746, RB,
    2.770%, 08/01/16, Callable
    08/01/15 @ 100, LOC: St Aid
    Withholding (b)                   2,500       2,500
  Virginia State Resource
    Authority, Senior
    Infrastructure, Ser B, RB,
    5.000%, 11/01/26, Callable
    11/01/14 @ 100                    2,185       2,307
  Virginia Transportation Board
    Contract, Ser B, RB, 6.750%,
    05/15/06                          3,605       3,691
  York County Industrial
    Development Authority,
    Pollution Control Project,
    RB, 5.500%, 07/01/09,
    Callable 11/08/06 @ 101             640         662
                                               --------
                                                175,282
                                               --------
PUERTO RICO (2.3%)
  Puerto Rico Commonwealth
    Highway & Transportation
    Authority, Ser AA, RB,
    5.000%, 07/01/06                  1,500       1,522
  Puerto Rico Electric Power
    Authority, Ser RR, RB,
    5.000%, 07/01/26, Callable
    07/01/15 @ 100, LOC: XLCA         2,610       2,773
                                               --------
                                                  4,295
                                               --------
Total Municipal Bonds (Cost
  $178,198)                                     181,409
                                               --------

                       See Notes to Financial Statements.

SCHEDULES OF PORTFOLIO INVESTMENTS
STI CLASSIC FUNDS September 30, 2005 (Amounts in thousands, except Shares) (Unaudited)

VIRGINIA INTERMEDIATE MUNICIPAL BOND FUND -- CONCLUDED

-------------------------------------------------------
                                  Shares or
                                  Principal
                                  Amount($)    Value($)
-------------------------------------------------------
MONEY MARKET FUNDS (0.7%)
  Federated Virginia Municipal
    Cash Trust, Institutional
    Class                         1,232,932       1,233
                                               --------
Total Money Market Funds
  (Cost $1,233)                                   1,233
                                               --------
Total Investments
  (Cost $179,431) (a) -- 99.9%                  182,642
Other assets in excess of
  liabilities -- 0.1%                               192
                                               --------
Net Assets -- 100.0%                           $182,834
                                               ========

---------------

(a)Cost for federal income tax purposes is $179,446
   (amount in thousands). Unrealized appreciation/ (depreciation) on a tax basis is as follows (amounts in thousands):

      Unrealized Appreciation...................   $3,591
      Unrealized Depreciation...................     (395)
                                                   ------
      Unrealized Appreciation (Depreciation)....   $3,196
                                                   ======

(b)Variable rate security. Rate presented represents rate in effect at September 30, 2005. Maturity date represents actual maturity date.

AMBAC    -- Security insured by the American Municipal
            Bond Assurance Corporation.

AMT      -- Alternative Minimum Tax Paper.

FSA      -- Security insured by Financial Security
            Assurance.

GO       -- General Obligation.

LOC      -- Letter of Credit.

MBIA     -- Security insured by the Municipal Bond
            Insurance Association.

RB       -- Revenue Bond.

Ser      -- Series.

                       See Notes to Financial Statements.

SCHEDULES OF PORTFOLIO INVESTMENTS
STI CLASSIC FUNDS September 30, 2005 (Amounts in thousands, except Shares) (Unaudited)

VIRGINIA MUNICIPAL BOND FUND

---------------------------------------------------------
                                    Shares or
                                    Principal
                                    Amount($)    Value($)
---------------------------------------------------------
MUNICIPAL BONDS (97.9%)
DISTRICT OF COLUMBIA (1.9%)
  Metropolitan Washington Airports
    Authority, Airport System, Ser
    A, RB, AMT, 5.500%, 10/01/27,
    Callable 10/01/11 @ 101            1,000       1,073
                                                 -------
VIRGINIA (96.0%)
  Amherst County Service
    Authority, RB, 6.000%,
    12/15/20, Callable 12/15/10 @
    102                                  500         528
  Amherst County Service
    Authority, RB, 6.000%,
    12/15/30, Callable 12/15/10 @
    102                                1,750       1,832
  Blacksburg -- VPI Sanitation
    Authority, RB, 4.150%,
    11/01/06                             500         506
  Bristol Utility System, RB,
    5.250%, 07/15/23, Callable
    07/15/13 @ 100, LOC: MBIA
    (Insured)                          1,000       1,090
  Chesterfield County Industrial
    Development Authority,
    Meadowville Tech Park Project,
    Ser A, RB, 2.760%, 08/01/24,
    LOC: SunTrust Bank (b)             1,185       1,185
  Culpepper Individual Development
    Authority, Public Facilities,
    School Facilities Project, RB,
    5.000%, 01/01/17, Callable
    01/01/15 @ 100, LOC: MBIA          1,000       1,077
  Fairfax County Economic
    Development Authority, RB,
    5.000%, 04/01/29, Callable
    01/01/14 @ 100, LOC: MBIA          1,000       1,046
  Fairfax County Sewer, RB,
    5.800%, 07/15/22, Callable
    07/15/06 @ 102, LOC: MBIA          1,000       1,043
  Fairfax County, GO, 5.000%,
    01/15/26, Callable 01/15/15 @
    100                                1,000       1,060
  Fairfax County, Ser A, GO,
    5.000%, 04/01/16, Callable
    04/01/14 @ 100                     1,500       1,632

---------------------------------------------------------
                                    Shares or
                                    Principal
                                    Amount($)    Value($)
---------------------------------------------------------
VIRGINIA--CONTINUED
  Greater Richmond Convention
    Center Authority, Hotel Tax,
    RB, 5.500%, 06/15/08                 550         580
  Greater Richmond Convention
    Center Authority, Hotel Tax,
    RB, 5.000%, 06/15/25,
    Prerefunded 06/15/15 @ 100,
    LOC: MBIA                          1,000       1,052
  Greater Richmond Convention
    Center Authority, Hotel Tax,
    RB, 6.125%, 06/15/25, Callable
    06/15/10 @ 101                     1,200       1,353
  Hampton Virginia Golf Course,
    RB, 6.000%, 12/01/12                 974       1,011
  Hanover County Industrial
    Development Authority,
    Regional Medical Care Project,
    RB, 6.375%, 08/15/18, LOC:
    MBIA                               1,000       1,183
  Henrico County Economic
    Development Authority, Ser A,
    RB, 5.850%, 07/20/19, Callable
    7/20/09 @ 102, LOC: GNMA             400         431
  Henrico County Economic
    Development Authority, Ser A,
    RB, 5.900%, 07/20/29, Callable
    07/20/09 @ 102, LOC: GNMA            500         546
  Henrico County Industrial
    Development Authority, RB,
    AMT, 3.400%, 03/01/16,
    Callable 08/22/05 @ 100, LOC:
    First Union National Bank          1,045       1,035
  Henry County Public Service
    Authority, Water & Sewer, RB,
    5.250%, 11/15/13, LOC: FSA         1,500       1,658
  King George County Industrial
    Development Authority, Exempt
    Facility, Birchwood Power
    Partners, Ser B, RB, AMT,
    2.900%, 12/01/24, LOC: Bank of
    Nova Scotia (b)                    1,000       1,000
  Loudoun County Industrial
    Development Authority, Public
    Safety Facilities Lease, Ser
    A, RB, 5.250%, 12/15/17,
    Callable 06/15/14 @ 100, LOC:
    FSA                                1,110       1,214

                       See Notes to Financial Statements.

SCHEDULES OF PORTFOLIO INVESTMENTS
STI CLASSIC FUNDS September 30, 2005 (Amounts in thousands, except Shares) (Unaudited)

VIRGINIA MUNICIPAL BOND FUND -- CONTINUED

---------------------------------------------------------
                                    Shares or
                                    Principal
                                    Amount($)    Value($)
---------------------------------------------------------
VIRGINIA--CONTINUED
  Loudoun County Industrial
    Development Authority,
    Residential Care Facilities,
    Ser A, RB, 6.000%, 08/01/24,
    Callable 08/01/14 @ 100              750         790
  Lynchburg Industrial Development
    Authority, Healthcare
    Facilities, Centra Health, RB,
    5.250%, 01/01/11, Callable
    01/01/08 @ 101                       500         521
  Lynchburg Industrial Development
    Authority, Healthcare
    Facilities, Centra Health, RB,
    5.200%, 01/01/23, Prerefunded
    01/01/08 @ 101                     1,015       1,069
  Newport News Redevelopment &
    Housing Authority, RB, 5.850%,
    12/20/30, Callable 08/20/07 @
    102, LOC: GNMA                       500         519
  Northwestern Regional Jail
    Authority, Jail Facilities,
    RB, 3.750%, 07/01/08, Callable
    07/01/07 @ 100                     1,000       1,010
  Peninsula Ports Authority,
    Residential Care Facility, Ser
    A, RB, 7.375%, 12/01/23,
    Callable 12/01/13 @ 100              525         587
  Pittsylvania County, Ser B, GO,
    5.625%, 03/01/15, Callable
    03/01/11 @ 102, LOC: MBIA          1,000       1,123
  Prince William County Virginia,
    Industrial Development
    Authority, ATCC Lease Project,
    RB, 5.000%, 02/01/15               1,010       1,098
  Prince William County Virginia,
    Industrial Development
    Authority, ATCC Lease Project,
    RB, 5.250%, 02/01/16               1,055       1,169
  Richmond Industrial Development
    Authority, Student Housing,
    RB, 5.450%, 01/01/21, Callable
    01/01/11 @ 102                     1,000       1,065
  Richmond Public Utility, RB,
    5.000%, 01/15/23, Callable
    01/15/15 @ 100, LOC: FSA
    (Insured)                          1,000       1,060

---------------------------------------------------------
                                    Shares or
                                    Principal
                                    Amount($)    Value($)
---------------------------------------------------------
VIRGINIA--CONTINUED
  Richmond, GO, 5.500%, 01/15/15,
    Callable 01/15/11 @ 101, LOC:
    FSA                                1,290       1,419
  Richmond, GO, 5.500%, 01/15/18,
    Callable 01/10/11 @ 101, LOC:
    FSA                                1,000       1,098
  Roanoke Industrial Development
    Authority, Carilion Health
    System, Ser A, RB, 5.500%,
    07/01/16, Callable 07/01/12 @
    100, LOC: MBIA                     1,000       1,085
  Roanoke Industrial Development
    Authority, Carilion Health
    System, Ser A, RB, 5.500%,
    07/01/21, Callable 07/01/12 @
    100, LOC: MBIA                     1,000       1,077
  Roanoke Industrial Development
    Authority, Carilion Health
    System, Ser C, RB, 2.800%,
    07/01/27, LOC: Wachovia Bank
    N.A. (b)                           1,000       1,000
  Spotsylvania County Water &
    Sewer, RB, 5.000%, 06/01/15,
    LOC: FSA                           1,000       1,097
  Spotsylvania County Water &
    Sewer, RB, 5.000%, 06/01/26,
    LOC: FSA                           1,000       1,052
  Tobacco Settlement Financing
    Corp., RB, 4.000%, 06/01/13        1,000       1,006
  Tobacco Settlement Financing
    Corp., RB, 5.500%, 06/01/26,
    Callable 06/01/15 @ 100            1,000       1,041
  University of Virginia, RB,
    5.000%, 06/01/17, Callable
    06/01/15 @ 100                     1,000       1,087
  Upper Occoquan Sewer Authority,
    RB, 5.000%, 07/01/25, Callable
    07/01/15 @ 100, LOC: FSA           1,000       1,058
  Virginia Beach Water & Sewer,
    RB, 4.125%, 10/01/24, Callable
    10/01/15 @ 100                       250         240
  Virginia Commonwealth
    Transportation Board, Ser A,
    RB, 5.375%, 05/15/12, Callable
    05/15/11 @ 100                     1,500       1,642

                       See Notes to Financial Statements.

SCHEDULES OF PORTFOLIO INVESTMENTS
STI CLASSIC FUNDS September 30, 2005 (Amounts in thousands, except Shares) (Unaudited)

VIRGINIA MUNICIPAL BOND FUND -- CONCLUDED

---------------------------------------------------------
                                    Shares or
                                    Principal
                                    Amount($)    Value($)
---------------------------------------------------------
VIRGINIA--CONTINUED
  Virginia Housing Development
    Authority, Ser D, RB, AMT,
    5.375%, 04/01/06                     715         722
  Virginia Polytechnic Institute &
    State University, Ser D, RB,
    5.125%, 06/01/21, Callable
    06/01/14 @ 101, LOC: AMBAC         1,000       1,086
  Virginia Port Authority,
    Commonwealth Port Fund, RB,
    AMT, 5.900%, 07/01/16,
    Callable 07/01/06 @ 101            1,000       1,029
  Virginia Public School
    Authority, 5.000%, 08/01/15        1,000       1,098
  Virginia Public School
    Authority, Ser A, RB, 5.000%,
    08/01/24, Callable 08/01/14 @
    100                                1,365       1,442
  Virginia Resources Authority,
    Infrastructure, RB, 5.000%,
    11/01/22, Callable 11/01/13 @
    100                                1,250       1,322
  Virginia Resources Authority,
    Infrastructure, Ser A, RB,
    5.800%, 05/01/30, Callable
    05/01/11 @ 101, LOC: MBIA          1,500       1,664
                                                 -------
                                                  54,338
                                                 -------
Total Municipal Bonds
  (Cost $53,835)                                  55,411
                                                 -------
MONEY MARKET FUNDS (1.5%)
  Federated Virginia Municipal
    Cash Trust, Institutional
    Class                            873,738         874
                                                 -------
Total Money Market Funds (Cost
  $874)                                              874
                                                 -------
Total Investments (Cost $54,709)
  (a) -- 99.4%                                    56,285
Other assets in excess of
  liabilities -- 0.6%                                333
                                                 -------
Net Assets -- 100.0%                             $56,618
                                                 =======

---------------

(a)Cost for federal income tax purposes is $54,726 (amount in thousands). Unrealized appreciation/ (depreciation) on a tax basis is as follows (amounts in thousands):

      Unrealized Appreciation...................   $1,664
      Unrealized Depreciation...................     (105)
                                                   ------
      Unrealized Appreciation (Depreciation)....   $1,559
                                                   ======

(b)Variable rate security. Rate presented represents rate in effect at September 30, 2005. Maturity date represents actual maturity date.

AMBAC    -- Security insured by the American Municipal
            Bond Assurance Corporation.

AMT      -- Alternative Minimum Tax Paper.

FSA      -- Security insured by Financial Security
            Assurance.

GNMA     -- Security insured by the Government National
            Mortgage Association.

GO       -- General Obligation.

LOC      -- Letter of Credit.

MBIA     -- Security insured by the Municipal Bond
            Insurance Association.

RB       -- Revenue Bond.

Ser      -- Series.

                       See Notes to Financial Statements.

SCHEDULES OF PORTFOLIO INVESTMENTS
STI CLASSIC FUNDS September 30, 2005 (Amounts in thousands, except Shares) (Unaudited)

PRIME QUALITY MONEY MARKET FUND

-------------------------------------------------------
                               Shares or
                               Principal
                               Amount($)      Value($)
-------------------------------------------------------
CERTIFICATES OF DEPOSIT (12.5%)
BANKS (9.2%)
  BNP Paribas, 3.608%,
    10/03/05 (b)                   65,000        65,000
  Credit Suisse First Boston
    LLC, 3.769%, 11/18/05
    (b)                            40,000        40,000
  Credit Suisse First Boston
    LLC, 3.660%, 01/06/06
    (b)                            11,000        11,000
  Credit Suisse First Boston
    LLC, 3.780%, 05/19/06
    (b)                            50,000        50,000
  Credit Suisse First Boston
    NY, 2.445%, 10/07/05           50,000        49,989
  Deutsche Bank AG, 3.655%,
    10/17/05                       50,000        50,000
  Deutsche Bank AG, 3.765%,
    11/15/05                       30,000        29,999
  First Tennessee Bank,
    3.760%, 10/20/05               55,000        55,000
  First Tennessee Bank,
    3.700%, 11/08/05               50,000        50,000
  Fortis Bank NY, 3.610%,
    06/07/06                       50,000        50,000
  Toronto-Dominion Bank,
    3.635%, 04/10/06               75,000        75,005
                                             ----------
                                                525,993
                                             ----------
DIVERSIFIED FINANCIAL SERVICES (3.3%)
  Greenwich Capital
    Holdings, Inc., 3.653%,
    10/17/05 (b) (d)               25,000        25,000
  Greenwich Capital
    Holdings, Inc., 3.640%,
    11/29/05 (b) (d)               50,000        50,000
  Liquid Funding Ltd.,
    4.024%, 03/13/06 (b) (d)       30,000        29,998
  Morgan Stanley, 3.900%,
    12/13/05 (b)                   30,000        30,000
  PNC Financial Services
    Group, 3.610%, 12/30/05        50,000        50,001
                                             ----------
                                                184,999
                                             ----------
Total Certificates of
  Deposit (Cost $710,992)                       710,992
                                             ----------

-------------------------------------------------------
                               Shares or
                               Principal
                               Amount($)      Value($)
-------------------------------------------------------
COMMERCIAL PAPERS (48.4%)
AGRICULTURE (0.4%)
  Cargill, Inc., 3.871%,
    10/03/05 (c) (d)               25,000        24,995
                                             ----------
AUTO MANUFACTURERS (0.4%)
  American Honda Finance
    Corp., 3.746%, 10/26/05
    (c)                            25,000        24,935
                                             ----------
BANKS (9.8%)
  Allied Irish Bank PLC,
    3.756%, 10/17/05 (c) (d)       25,000        24,958
  Bank of Ireland, 3.551%,
    10/11/05 (c) (d)                5,500         5,495
  DEPFA Bank PLC, 3.611%,
    10/05/05 (c) (d)               22,000        21,991
  DnB Nor Bank ASA, 3.718%,
    10/05/05 (c)                    1,500         1,499
  DnB Nor Bank ASA, 3.527%,
    10/06/05 (c)                   11,050        11,045
  DnB Nor Bank ASA, 3.645%,
    10/18/05 (c)                   22,400        22,361
  DnB Nor Bank ASA, 3.793%,
    11/14/05 (c)                   14,800        14,732
  DnB Nor Bank ASA, 3.699%,
    11/21/05 (c)                   52,500        52,225
  Northern Rock PLC, 3.584%,
    10/14/05 (c) (d)                8,600         8,589
  Royal Bank of Scotland,
    3.528%, 10/04/05 (c)           14,150        14,146
  Royal Bank of Scotland,
    3.527%, 10/06/05 (c)           14,811        14,804
  Royal Bank of Scotland,
    3.778%, 11/01/05 (c)           60,500        60,303
  Royal Bank of Scotland,
    3.812%, 11/16/05 (c)            7,300         7,265
  Skandinaviska Enskilda
    Banken AB, 3.633%,
    10/12/05 (c) (d)               38,100        38,057
  Skandinaviska Enskilda
    Banken AB, 3.579%,
    10/14/05 (c) (d)               37,892        37,842
  Skandinaviska Enskilda
    Banken AB, 3.656%,
    10/21/05 (c) (d)               34,250        34,180
  Skandinaviska Enskilda
    Banken AB, 3.767%,
    11/02/05 (c) (d)                8,000         7,973

                       See Notes to Financial Statements.

SCHEDULES OF PORTFOLIO INVESTMENTS
STI CLASSIC FUNDS September 30, 2005 (Amounts in thousands, except Shares) (Unaudited)

PRIME QUALITY MONEY MARKET FUND -- CONTINUED

-------------------------------------------------------
                               Shares or
                               Principal
                               Amount($)      Value($)
-------------------------------------------------------
BANKS--CONTINUED
  Skandinaviska Enskilda
    Banken AB, 3.929%,
    12/08/05 (c) (d)                8,000         7,941
  Skandinaviska Enskilda
    Banken AB, 3.976%,
    12/22/05 (c) (d)               20,000        19,821
  Societe Generale, 3.788%,
    10/04/05 (c)                    6,650         6,648
  Societe Generale, 3.755%,
    10/06/05 (c)                   50,000        49,974
  Spintab AB, 3.662%,
    10/21/05 (c)                   45,700        45,607
  Spintab AB, 3.735%,
    11/16/05 (c)                   50,000        49,764
                                             ----------
                                                557,220
                                             ----------
DIVERSIFIED FINANCIAL SERVICES (35.0%)
  Alliance & Leicester PLC,
    3.383%, 10/11/05 (c) (d)       91,000        90,915
  Alliance & Leicester PLC,
    3.710%, 11/03/05 (c) (d)       32,500        32,390
  Alliance & Leicester PLC,
    3.846%, 12/16/05 (c) (d)       25,000        24,799
  Atlantis One Funding
    Corp., 3.633%, 10/12/05
    (c) (d)                        63,000        62,931
  Atlantis One Funding
    Corp., 3.749%, 10/13/05
    (c) (d)                        23,000        22,971
  Atlantis One Funding
    Corp., 3.773%, 10/27/05
    (c) (d)                        30,000        29,919
  Atlantis One Funding
    Corp., 3.769%, 11/03/05
    (c) (d)                        44,236        44,084
  Barclays US Funding Corp.,
    3.782%, 10/27/05 (c)           50,000        49,864
  Barton Capital LLC,
    3.618%, 10/06/05 (c) (d)       42,742        42,721
  Barton Capital LLC,
    3.760%, 10/18/05 (c) (d)       34,474        34,413
  Beta Finance, Inc.,
    3.603%, 10/20/05 (c) (d)       50,000        49,906
  Beta Finance, Inc.,
    3.877%, 10/31/05 (c) (d)       50,000        49,843

-------------------------------------------------------
                               Shares or
                               Principal
                               Amount($)      Value($)
-------------------------------------------------------
DIVERSIFIED FINANCIAL SERVICES--CONTINUED
  Blue Ridge Asset Funding
    Corp., 3.760%, 10/19/05
    (c) (d)                        50,000        49,906
  BNP Paribas, 3.931%,
    12/12/05 (c)                   17,300        17,165
  Ciesco LLC, 3.526%,
    10/04/05 (c) (d)               38,496        38,485
  Ciesco LLC, 3.618%,
    10/05/05 (c) (d)               50,000        49,980
  Ciesco LLC, 3.789%,
    11/08/05 (c) (d)               12,000        11,952
  CIT Group, Inc., 3.360%,
    10/13/05 (c)                    8,475         8,466
  CIT Group, Inc., 3.562%,
    10/18/05 (c)                   20,000        19,967
  CIT Group, Inc., 3.601%,
    10/20/05 (c)                   20,000        19,962
  CIT Group, Inc., 4.000%,
    02/16/06 (c)                   25,000        24,624
  Dexia Delaware LLC,
    3.571%, 10/17/05 (c)            8,150         8,137
  Dorada Finance, Inc.,
    3.569%, 10/11/05 (c) (d)       22,000        21,978
  Dorada Finance, Inc.,
    3.652%, 10/28/05 (c) (d)       60,000        59,837
  Dresdner US Finance, Inc.,
    3.579%, 10/11/05 (c)            1,400         1,399
  Dresdner US Finance, Inc.,
    3.701%, 11/01/05 (c)           60,000        59,810
  Dresdner US Finance, Inc.,
    3.714%, 11/07/05 (c)           25,000        24,905
  Fountain Square Commercial
    Funding Corp., 3.623%,
    10/28/05 (c) (d)               45,950        45,826
  General Electric Capital
    Corp., 3.561%, 10/17/05
    (c)                             8,300         8,287
  General Electric Capital
    Corp., 3.643%, 10/20/05
    (c)                            36,100        36,031
  Goldman Sachs Group, Inc.
    (The), 3.755%, 10/05/05
    (c)                            25,000        24,990
  HBOS Treasury Services
    PLC, 3.645%, 10/18/05
    (c)                            13,550        13,527

                       See Notes to Financial Statements.

SCHEDULES OF PORTFOLIO INVESTMENTS
STI CLASSIC FUNDS September 30, 2005 (Amounts in thousands, except Shares) (Unaudited)

PRIME QUALITY MONEY MARKET FUND -- CONTINUED

-------------------------------------------------------
                               Shares or
                               Principal
                               Amount($)      Value($)
-------------------------------------------------------
DIVERSIFIED FINANCIAL SERVICES--CONTINUED
  HBOS Treasury Services
    PLC, 3.823%, 11/18/05
    (c)                             5,700         5,671
  HSBC USA, Inc., 4.005%,
    12/29/05 (c)                   25,000        24,755
  ING Funding LLC, 3.772%,
    11/02/05 (c)                   62,000        61,793
  ING Funding LLC, 3.723%,
    11/10/05 (c)                   40,000        39,836
  Kitty Hawk Funding Corp.,
    3.762%, 10/24/05 (c) (d)       47,500        47,386
  Liberty Lighthouse Funding
    Co., 3.806%, 10/07/05
    (c) (d)                        14,035        14,026
  Liquid Funding Ltd.,
    3.821%, 10/25/05 (c) (d)       20,000        19,949
  Mane Funding Corp.,
    3.792%, 10/27/05 (c) (d)       24,910        24,842
  Mane Funding Corp.,
    3.663%, 10/31/05 (c) (d)       25,000        24,924
  Mane Funding Corp.,
    3.780%, 11/21/05 (c) (d)       20,000        19,894
  Mane Funding Corp.,
    3.876%, 12/16/05 (c) (d)       51,500        51,083
  New Center Asset Trust,
    3.750%, 10/14/05 (c)           10,000         9,986
  New Center Asset Trust,
    3.763%, 10/24/05 (c)           35,130        35,046
  New Center Asset Trust,
    3.768%, 11/01/05 (c)           73,000        72,764
  Ranger Funding Co. LLC,
    3.763%, 10/26/05 (c) (d)       22,070        22,013
  Sheffield Receivables
    Corp., 3.761%, 10/18/05
    (c) (d)                        18,894        18,861
  Southern Co., 3.609%,
    10/04/05 (c) (d)               32,360        32,350
  Southern Co., 3.729%,
    10/07/05 (c) (d)                1,615         1,614
  Surrey Funding Corp.,
    3.662%, 10/07/05 (c) (d)       38,200        38,177
  Surrey Funding Corp.,
    3.695%, 10/19/05 (c) (d)       50,000        49,908
  Surrey Funding Corp.,
    3.791%, 11/02/05 (c) (d)       56,380        56,191
  UBS Financial Services,
    Inc., 3.435%, 10/03/05
    (c)                            19,420        19,416

-------------------------------------------------------
                               Shares or
                               Principal
                               Amount($)      Value($)
-------------------------------------------------------
DIVERSIFIED FINANCIAL SERVICES--CONTINUED
  UBS Financial Services,
    Inc., 3.771%, 11/01/05
    (c)                            60,000        59,806
  UBS Financial Services,
    Inc., 3.839%, 11/30/05
    (c)                             5,855         5,818
  UBS Financial Services,
    Inc., 3.850%, 12/01/05
    (c)                            11,000        10,929
  UBS Financial Services,
    Inc., 3.862%, 12/07/05
    (c)                            11,140        11,061
  UBS Financial Services,
    Inc., 3.863%, 12/09/05
    (c)                            34,000        33,750
  Westpac Capital Corp.,
    3.569%, 10/12/05 (c)            3,900         3,896
  Westpac Capital Corp.,
    3.723%, 11/10/05 (c)           50,000        49,795
  Westpac Capital Corp.,
    3.896%, 11/30/05 (c)            7,300         7,253
  Westpac Capital Corp.,
    3.885%, 12/15/05 (c)           25,000        24,799
                                             ----------
                                              1,977,582
                                             ----------
INSURANCE (1.7%)
  ING Verzekeringen NV,
    3.843%, 12/09/05 (c)           10,000         9,927
  Jefferson-Pilot Capital
    Corp., 3.757%, 10/13/05
    (c) (d)                        28,215        28,180
  MetLife, Inc., 3.822%,
    11/14/05 (c) (d)                4,773         4,751
  Prudential PLC, 3.660%,
    10/24/05 (c) (d)                5,550         5,537
  Swiss RE Financial
    Services Corp., 3.770%,
    01/09/06 (c) (d)               25,000        24,743
  Swiss RE Financial
    Services Corp., 3.945%,
    02/01/06 (c) (d)               25,000        24,669
                                             ----------
                                                 97,807
                                             ----------
OIL & GAS (0.2%)
  Total Capital, 3.782%,
    10/03/05 (c) (d)               14,110        14,107
                                             ----------
RETAIL (0.9%)
  Wal-Mart Funding Corp.,
    3.684%, 10/25/05 (c) (d)       50,000        49,878
                                             ----------
Total Commercial Papers
  (Cost $2,746,524)                           2,746,524
                                             ----------

                       See Notes to Financial Statements.

SCHEDULES OF PORTFOLIO INVESTMENTS
STI CLASSIC FUNDS September 30, 2005 (Amounts in thousands, except Shares) (Unaudited)

PRIME QUALITY MONEY MARKET FUND -- CONTINUED

-------------------------------------------------------
                               Shares or
                               Principal
                               Amount($)      Value($)
-------------------------------------------------------
CORPORATE BONDS (32.5%)
AGRICULTURE (0.5%)
  Cargill, Inc., 6.250%,
    05/01/06 (d)                   29,770        30,186
                                             ----------
AUTO MANUFACTURERS (1.6%)
  American Honda Finance
    Corp., 3.740%, 05/12/06
    (b) (d)                        50,000        50,000
  American Honda Finance
    Corp., 3.520%, 07/10/06
    (b) (d)                        40,000        40,000
                                             ----------
                                                 90,000
                                             ----------
AUTOMOBILE ABS (1.8%)
  AmeriCredit Automobile
    Receivables Trust, Ser
    2005-1, Cl A, 3.143%,
    04/06/06                        2,529         2,529
  Daimler Chrysler Auto
    Trust, Ser 2005-B, Cl
    A1, 3.260%, 05/08/06 (d)        6,953         6,953
  Honda Auto Receivables
    Owner Trust, Ser 2005-2,
    Cl A1, 3.182%, 05/15/06         2,970         2,970
  Honda Auto Receivables
    Owner Trust, Ser 2005-3,
    Cl A1, 3.420%, 06/19/06        31,026        31,026
  Nissan Auto Receivables
    Owner Trust, Ser 2005-B,
    Cl A1, 3.358%, 06/15/06        19,305        19,304
  Nissan Auto Receivables
    Owner Trust, Ser 2005-C,
    CL A1, 3.784%, 09/15/06
    (b)                            30,000        29,999
  Wachovia Auto Owner Trust,
    Ser 2005-A, Cl A1,
    3.340%, 05/22/06 (b)            7,406         7,406
                                             ----------
                                                100,187
                                             ----------
BANKS (5.7%)
  Bank of New York Co., Inc.
    (The), 3.870%, 10/27/06
    (b) (d)                        25,000        25,000
  DEPFA Bank PLC, 3.880%,
    09/15/06 (b) (d)              125,000       125,001
  National City Bank,
    3.780%, 12/29/05 (b)           10,000         9,999

-------------------------------------------------------
                               Shares or
                               Principal
                               Amount($)      Value($)
-------------------------------------------------------
BANKS--CONTINUED
  Northern Rock PLC, 3.854%,
    10/06/06 (b) (d)              101,500       101,500
  Wells Fargo & Co., 3.750%,
    10/02/06 (b)                   10,000        10,000
  Wells Fargo & Co., 3.758%,
    10/13/06 (b) (d)               50,000        50,000
                                             ----------
                                                321,500
                                             ----------
COMPUTERS (0.4%)
  IBM Corp., 3.673%,
    10/06/06, Callable
    11/08/05 @ 100 (b) (d)         25,000        25,001
                                             ----------
DIVERSIFIED FINANCIAL SERVICES (21.8%)
  American Express Credit
    Corp., 3.760%, 10/05/06
    (b)                            90,000        90,000
  Bear Stearns & Co., Inc.,
    3.000%, 03/30/06                9,100         9,062
  Bear Stearns & Co., Inc.,
    3.848%, 09/28/06 (b)          125,000       124,999
  Beta Finance, Inc.,
    3.728%,
    07/26/06 (b) (d)               50,000        50,000
  BMW US Capital LLC,
    4.149%, 06/07/06 (b)           50,000        50,113
  CIT Group, Inc., 3.790%,
    05/12/06 (b)                   25,000        25,000
  Dorada Finance, Inc.,
    3.730%, 03/14/06 (b) (d)        8,500         8,501
  General Electric Capital
    Corp., 3.950%, 05/12/06
    (b)                            10,115        10,128
  General Electric Capital
    Corp., 3.804%, 10/06/06
    (b)                            69,000        69,000
  Goldman Sachs Group, Inc.
    (The), 3.788%, 10/13/06
    (b) (d)                       100,000       100,000
  Greenwich Capital
    Holdings, Inc., 3.663%,
    03/08/06 (b) (d)               25,000        25,000
  Household Finance Corp.,
    3.790%, 10/25/05 (b)           50,000        50,000
  Household Finance Corp.,
    3.798%, 10/28/05 (b)           50,000        50,000
  Household Finance Corp.,
    8.875%, 02/15/06               16,000        16,305

                       See Notes to Financial Statements.

SCHEDULES OF PORTFOLIO INVESTMENTS
STI CLASSIC FUNDS September 30, 2005 (Amounts in thousands, except Shares) (Unaudited)

PRIME QUALITY MONEY MARKET FUND -- CONTINUED

-------------------------------------------------------
                               Shares or
                               Principal
                               Amount($)      Value($)
-------------------------------------------------------
DIVERSIFIED FINANCIAL SERVICES--CONTINUED
  Lehman Brothers Holdings,
    Inc., 6.250%, 05/15/06         25,000        25,388
  Liberty Light US Capital,
    3.658%, 02/01/06 (b) (d)       50,000        50,000
  Liberty Light US Capital,
    3.645%, 02/07/06 (b) (d)       25,000        25,000
  Liberty Light US Capital,
    3.688%, 05/11/06 (b) (d)       50,000        49,995
  Liquid Funding Ltd.,
    3.689%, 11/07/05 (b) (d)      115,000       114,998
  Merrill Lynch & Co., Inc.,
    3.710%, 08/03/06 (b)           30,000        30,000
  Morgan Stanley, 3.798%,
    10/13/06 (b)                   75,000        75,000
  Morgan Stanley, 3.970%,
    10/13/06 (b)                   48,500        48,500
  National Rural Utilities
    Cooperative Finance
    Corp., 6.000%, 05/15/06        37,987        38,489
  Sigma Finance, Inc.,
    3.718%, 10/11/05 (b) (d)       25,000        25,000
  Sigma Finance, Inc.,
    3.345%, 05/02/06 (b) (d)       50,000        50,000
  Toyota Motor Credit Corp.,
    2.800%, 01/18/06               27,425        27,330
                                             ----------
                                              1,237,808
                                             ----------
INSURANCE (0.6%)
  Jefferson-Pilot Capital
    Corp., 3.819%, 09/17/06
    (b) (d)                        35,000        35,000
                                             ----------
OTHER ABS (0.1%)
  GE Commercial Equipment
    Financing LLC, Ser
    2005-1, Cl A1, 3.424%,
    06/20/06                        3,743         3,743
                                             ----------
Total Corporate Bonds (Cost
  $1,843,425)                                 1,843,425
                                             ----------
MASTER NOTES (2.9%)
BANKS (2.9%)
  Bank of America Corp.,
    4.007%, 09/14/06 (b)          165,000       165,000
                                             ----------
Total Master Notes (Cost
  $165,000)                                     165,000
                                             ----------

-------------------------------------------------------
                               Shares or
                               Principal
                               Amount($)      Value($)
-------------------------------------------------------
MONEY MARKET FUNDS (1.8%)
  Federated Prime Value
    Money Market Fund         100,000,000       100,000
                                             ----------
Total Money Market Funds
  (Cost $100,000)                               100,000
                                             ----------
REPURCHASE AGREEMENTS (2.0%)
  Bear Stearns & Co., Inc.,
    3.845%, dated 09/30/05,
    to be repurchased on
    10/03/05, repurchase
    price $11,655,797
    (collateralized by U.S.
    Government Agencies, DN,
    due 02/21/18-05/01/34;
    total market value
    $11,885,370)                   11,652        11,652
  BNP Paribas, 3.705%, dated
    09/30/05, to be
    repurchased on 10/03/05,
    repurchase price
    $8,927,706
    (collateralized by U.S.
    Government Agencies,
    4.125%, due 10/19/07;
    total market value
    $9,104,786)                     8,925         8,925
  Lehman Brothers, Inc.,
    3.775%, dated 09/30/05,
    to be repurchased on
    10/03/05, repurchase
    price $5,630,517
    (collateralized by U.S.
    Government Agencies,
    5.500%, due 04/01/34;
    total market value
    $5,742,303)                     5,629         5,629
  Merrill Lynch & Co., Inc.,
    3.655%, dated 09/30/05,
    to be repurchased on
    10/03/05, repurchase
    price $2,459,367
    (collateralized by U.S.
    Government Agencies,
    4.500%, due 09/15/16;
    total market value
    $2,510,108)                     2,459         2,459

                       See Notes to Financial Statements.

SCHEDULES OF PORTFOLIO INVESTMENTS
STI CLASSIC FUNDS September 30, 2005 (Amounts in thousands, except Shares) (Unaudited)

PRIME QUALITY MONEY MARKET FUND -- CONCLUDED

-------------------------------------------------------
                               Shares or
                               Principal
                               Amount($)      Value($)
-------------------------------------------------------
REPURCHASE AGREEMENTS--CONTINUED
  Morgan Stanley, 3.705%,
    dated 09/30/05, to be
    repurchased on 10/03/05,
    repurchase price
    $15,309,848
    (collateralized by U.S.
    Government Agencies,
    3.891%, due 10/01/33;
    total market value
    $15,660,119)                   15,305        15,305
  UBS Warburg LLC, 3.805%,
    dated 09/30/05, to be
    repurchased on 10/03/05,
    repurchase price
    $67,878,984
    (collateralized by U.S.
    Government Agencies,
    DN-5.500%, due
    10/25/17-02/15/22; total
    market value
    $69,216,443)                   67,857        67,857
                                             ----------
Total Repurchase Agreements
  (Cost $111,827)                               111,827
                                             ----------
Total Investments (Cost
  $5,677,768) (a) -- 100.1%                   5,677,768
Liabilities in excess of
  other assets -- (0.1)%                         (4,321)
                                             ----------
Net Assets -- 100.0%                         $5,673,447
                                             ==========

---------------

(a)Aggregate cost for federal income tax purposes differ from cost for financial reporting purposes by less than 2% of net assets and is therefore considered substantially the same.

(b)Variable rate security. Rate presented represents rate in effect at September 30, 2005. Maturity date represents actual maturity date.

(c)Rate represents the effective yield at purchase.

(d)Rule 144A, Section 4(2) or other security which is restricted as to resale to institutional investors. The Fund's advisor has deemed this security to be liquid based upon procedures approved by the Board of Trustees.

Cl    -- Class.

DN    -- Discount Note.

LLC   -- Limited Liability Company.

Ser   -- Series.

                       See Notes to Financial Statements.

SCHEDULES OF PORTFOLIO INVESTMENTS
STI CLASSIC FUNDS September 30, 2005 (Amounts in thousands, except Shares) (Unaudited)

TAX-EXEMPT MONEY MARKET FUND

-------------------------------------------------------
                               Shares or
                               Principal
                               Amount($)      Value($)
-------------------------------------------------------
MUNICIPAL BONDS (99.2%)
ALABAMA (1.9%)
  Birmingham-Carraway Special
    Care Facilities Financing
    Authority, Carraway
    Methodist Health Project,
    Ser A, RB, 2.750%,
    08/15/28, LOC: AmSouth
    Bank (b)                        9,600         9,600
  Cherokee Industrial
    Development Board, The
    BOC Group Project, RB,
    2.750%, 04/01/08, LOC:
    Wachovia Bank of Georgia
    (b)                             3,500         3,500
  Covington County, GO
    Warrants, 2.850%,
    06/01/32, LOC: SouthTrust
    Bank N.A. (b)                   2,355         2,355
  Daphne-Villa Mercy Special
    Care Facilities Financing
    Authority, Mercy Medical
    Project, RB, 2.730%,
    12/01/27, LOC: AmSouth
    Bank (b)                       12,800        12,800
  Marion Educational Building
    Authority, Judson College
    Project, RB, 2.800%,
    01/01/33, LOC: SouthTrust
    Bank N.A. (b)                   6,620         6,620
                                             ----------
                                                 34,875
                                             ----------
ARIZONA (0.2%)
  Agricultural Improvement &
    Power District, Salt
    River Project, Ser SG-10,
    RB, 2.790%, 01/01/30 (b)        3,700         3,700
                                             ----------
CALIFORNIA (2.6%)
  East Bay Municipal Utility
    District Water System,
    Ser B-4, RB, 2.590%,
    06/01/38, XLCA (b)             17,500        17,499

-------------------------------------------------------
                               Shares or
                               Principal
                               Amount($)      Value($)
-------------------------------------------------------
CALIFORNIA--CONTINUED
  Los Angeles Community
    Redevelopment Agency,
    Multifamily Housing, RB,
    2.630%, 12/15/24, FNMA
    (b)                            12,680        12,680
  Sacramento City Financing
    Authority, Ser PA 835,
    RB, 2.770%, 12/01/08,
    AMBAC (b)                       1,900         1,900
  San Francisco City & County
    Housing Authority,
    Valencia Gardens Housing,
    RB, AMT, 2.770%,
    09/01/49, LOC: Citibank
    N.A. (b)                       15,000        15,000
                                             ----------
                                                 47,079
                                             ----------
COLORADO (0.3%)
  Colorado Housing & Finance
    Authority, St. Moritz
    Project, Ser H, RB,
    2.730%, 10/15/16, FNMA
    (b)                             5,515         5,515
                                             ----------
CONNECTICUT (4.8%)
  Connecticut State Health &
    Educational Facilities
    Authority, Ser PT-905,
    RB, 2.200%, 08/12/19,
    Callable 07/01/06 @ 101,
    FGIC (b)                       19,125        19,125
  Connecticut State, Ser A-1,
    GO, 2.670%, 03/01/23 (b)       68,100        68,100
                                             ----------
                                                 87,225
                                             ----------
DISTRICT OF COLUMBIA (0.9%)
  District of Columbia,
    Planned Parenthood
    Project, RB, 2.750%,
    12/01/29, LOC: Bank of
    America N.A. (b)                6,345         6,345
  District of Columbia, The
    Phillips Collection
    Issue, RB, 2.750%,
    08/01/33, LOC: Bank of
    America N.A. (b)                6,000         6,000

                       See Notes to Financial Statements.

SCHEDULES OF PORTFOLIO INVESTMENTS
STI CLASSIC FUNDS September 30, 2005 (Amounts in thousands, except Shares) (Unaudited)

TAX-EXEMPT MONEY MARKET FUND -- CONTINUED

-------------------------------------------------------
                               Shares or
                               Principal
                               Amount($)      Value($)
-------------------------------------------------------
DISTRICT OF
COLUMBIA--CONTINUED
  District of Columbia,
    Thurgood Marshall Center
    Trust, RB, 2.770%,
    11/01/27, LOC: Branch
    Banking & Trust Co. (b)         3,470         3,470
                                             ----------
                                                 15,815
                                             ----------
FLORIDA (4.9%)
  De Soto County Industrial
    Development, Tremron
    Project, RB, 2.870%,
    11/01/15, LOC: Branch
    Banking & Trust Co. (b)         4,000         4,000
  Florida Housing Finance
    Agency, Bainbridge
    Project, Ser M, RB, AMT,
    2.770%, 12/01/25, FNMA
    (b)                             6,270         6,270
  Florida Housing Finance
    Corp., Brentwood Club
    Apartments Project, Ser
    A-1, RB, AMT, 2.790%,
    01/15/35, FNMA (b)             10,400        10,400
  Florida Housing Finance
    Corp., St. Andrews Pointe
    Apartments Project, Ser
    E-1, RB, AMT, 2.800%,
    06/15/36, FNMA (b)              8,615         8,615
  Florida Housing Finance
    Corp., Stone Harbor
    Apartments Project, Ser
    K, RB, AMT, 2.810%,
    07/15/36, LOC: AmSouth
    Bank (b)                        5,560         5,560
  Hillsborough County
    Industrial Development
    Authority, Independent
    Day School Project, RB,
    2.800%, 09/01/26, LOC:
    Bank of America N.A. (b)        2,300         2,300

-------------------------------------------------------
                               Shares or
                               Principal
                               Amount($)      Value($)
-------------------------------------------------------
FLORIDA--CONTINUED
  Jacksonville Economic
    Development Commission,
    Goodwill Industries of
    North Florida Project,
    RB, 2.800%, 07/01/23,
    LOC: SouthTrust Bank N.A.
    (b)                             3,100         3,100
  Manatee County St.,
    Stephens Upper School
    Project, RB, 2.800%,
    11/01/25, LOC: Bank of
    America N.A. (b)                3,300         3,300
  Miami-Dade County
    Industrial Development
    Authority, Gulliver
    Schools Project, RB,
    2.800%, 09/01/29, LOC:
    Bank of America N.A. (b)        7,050         7,050
  Munimae Trust, Ser PT-616,
    RB, AMT, 2.840%,
    12/19/05, FHLMC (b) (c)         5,000         5,000
  Orange County Housing
    Finance Authority,
    Charleston Club
    Apartments Project, Ser
    A, RB, AMT, 2.770%,
    07/15/34, FNMA (b)              7,000         7,000
  Santa Rosa County Health
    Facilities Authority,
    Baptist Hospital, Inc.
    Project, RB, 2.750%,
    10/01/21, LOC: Bank of
    America N.A. (b)                8,100         8,100
  Sarasota County Health
    Facility Authority, Bay
    Village Project, RB,
    2.800%, 12/01/23, LOC:
    Bank of America N.A. (b)        4,200         4,200
  Tampa Bay Water Utility
    System, Regional Water
    Supply Authority, RB,
    AMT, 2.800%, 10/01/31,
    LOC: Bank of America N.A.
    (b)                             9,200         9,200

                       See Notes to Financial Statements.

SCHEDULES OF PORTFOLIO INVESTMENTS
STI CLASSIC FUNDS September 30, 2005 (Amounts in thousands, except Shares) (Unaudited)

TAX-EXEMPT MONEY MARKET FUND -- CONTINUED

-------------------------------------------------------
                               Shares or
                               Principal
                               Amount($)      Value($)
-------------------------------------------------------
FLORIDA--CONTINUED
  University of North Florida
    Foundation, Inc., Parking
    Systems Project, RB,
    2.820%, 05/01/28, LOC:
    First Union National Bank
    (b)                             5,400         5,400
                                             ----------
                                                 89,495
                                             ----------
GEORGIA (1.3%)
  Atlanta Airport, Ser 313,
    RB, AMT, 2.830%,
    01/01/18, Callable
    01/01/10 @ 101, FGIC (b)        3,335         3,335
  Cobb County Development
    Authority, Kennesaw State
    University Project, RB,
    2.750%, 11/01/18, AMBAC
    (b)                             5,030         5,030
  Houston County Development
    Authority, Clean Control
    Corp. Project, RB, AMT,
    2.870%, 06/01/20, LOC:
    Branch Banking & Trust
    Co. (b)                         2,625         2,625
  Metropolitan Atlanta Rapid
    Transit Authority, Ser
    SG-57, RB, 2.790%,
    07/01/20, AMBAC (b)             5,000         5,000
  Savannah Economic
    Development Authority,
    Exempt Facilities-
    Consolidated Utilities,
    Inc. Project, RB, AMT,
    2.870%, 12/01/19, LOC:
    Branch Banking & Trust
    Co. (b)                         2,190         2,190
  Savannah Economic
    Development Authority,
    Kennickell Printing Co.
    Project, RB, AMT, 2.870%,
    09/01/11, LOC: Branch
    Banking & Trust Co. (b)         1,410         1,410

-------------------------------------------------------
                               Shares or
                               Principal
                               Amount($)      Value($)
-------------------------------------------------------
GEORGIA--CONTINUED
  Toombs County Hospital
    Authority, Meadows
    Regional Medical Center
    Project, RB, 2.770%,
    12/01/17, LOC: Branch
    Banking & Trust Co. (b)         4,700         4,700
                                             ----------
                                                 24,290
                                             ----------
HAWAII (0.3%)
  Hawaii State Airport
    System, Ser PA-1110, RB,
    AMT, 3.000%, 07/01/09,
    FGIC (b)                        4,995         4,995
                                             ----------
IDAHO (0.0%)
  Idaho Housing & Finance
    Assoc., Ser PA-115,
    2.830%, 01/01/27, LOC:
    Merrill Lynch Capital
    Services (b)                      771           771
                                             ----------
ILLINOIS (9.7%)
  Bloomington-Normal Airport
    Authority, GO, 2.830%,
    01/01/12, LOC: Bank One
    N.A. (b)                          700           700
  Chicago Airport Special
    Facilities, Centerpoint
    O'Hare LLC Project, RB,
    AMT, 2.830%, 09/01/32,
    LOC: Bank One N.A. (b)          2,800         2,800
  Chicago Waterworks, Merlots
    Project, Ser A 02, GO,
    2.275%, 11/01/30 (b)           14,930        14,930
  Chicago, Merlots Project,
    Ser WWW, GO, 2.770%,
    01/01/22, AMBAC (b)            11,000        11,000
  Illinois Development
    Finance Authority, Ser
    PT-515, RB, 2.840%,
    06/01/06, Callable
    02/16/06 @ 101, LOC:
    Danske Bank A/S (b)            28,000        28,000
  Illinois Educational
    Facilities Authority,
    Chicago Children's Museum
    Project, RB, 2.780%,
    02/01/28, LOC: Bank One
    N.A. (b)                        1,600         1,600

                       See Notes to Financial Statements.

SCHEDULES OF PORTFOLIO INVESTMENTS
STI CLASSIC FUNDS September 30, 2005 (Amounts in thousands, except Shares) (Unaudited)

TAX-EXEMPT MONEY MARKET FUND -- CONTINUED

-------------------------------------------------------
                               Shares or
                               Principal
                               Amount($)      Value($)
-------------------------------------------------------
ILLINOIS--CONTINUED
  Illinois Educational
    Facilities Authority,
    Museum of Science &
    Industry Project, RB,
    2.780%, 11/01/15, LOC:
    Northern Trust Co. (b)          4,500         4,500
  Illinois Finance Authority,
    Alexian Brothers Health
    Project, RB, 2.770%,
    04/01/35, LOC: Bank One
    N.A. (b)                       31,000        31,000
  Illinois Finance Authority,
    Resurrection Health, Ser
    C, RB, 2.760%, 05/15/35,
    LOC: Lasalle Bank N.A.
    (b)                            50,000        50,000
  Illinois Health Facilities
    Authority, Advocate
    Health Care Project, Ser
    B, RB, 2.790%, 08/15/22
    (b)                             2,000         2,000
  Illinois Health Facilities
    Authority, Proctor
    Hospital Project, RB,
    2.780%, 01/01/12, LOC:
    Bank One N.A. (b)               3,400         3,400
  Illinois State, Merlots
    Project, Ser B04, GO,
    2.770%, 12/01/24,
    Callable 1/01/12 @ 100,
    FSA (b)                         7,230         7,230
  Lockport Industrial
    Development, Panduit
    Corp. Project, RB, AMT,
    2.920%, 04/01/25, LOC:
    Fifth Third Bank (b)            2,000         2,000
  Macon County, Millikin
    University Project, RB,
    2.740%, 10/01/28, AMBAC
    (b)                             5,850         5,850
  Naperville, Heritage YMCA
    Group, Inc. Project, RB,
    2.750%, 12/01/29, LOC:
    Fifth Third Bank (b)            7,600         7,600
  Savanna Industrial
    Development, Metform
    Corp. Project, Ser A, RB,
    AMT, 2.830%, 05/01/14,
    LOC: Bank One N.A. (b)            500           500

-------------------------------------------------------
                               Shares or
                               Principal
                               Amount($)      Value($)
-------------------------------------------------------
ILLINOIS--CONTINUED
  Savanna Industrial
    Development, Metform
    Corp. Project, Ser B, RB,
    AMT, 2.830%, 06/01/09,
    LOC: Bank One N.A. (b)          1,400         1,400
  Wheeling Industrial
    Development, Circuit
    Service, Inc. Project,
    RB, AMT, 2.930%,
    04/01/18, LOC: Bank One
    Illinois N.A. (b)               1,600         1,600
                                             ----------
                                                176,110
                                             ----------
INDIANA (2.5%)
  Elkhart County Economic
    Development, Holly Park,
    Inc. Project, RB, AMT,
    2.930%, 02/01/10, LOC:
    Bank One Indiana N.A. (b)       1,300         1,300
  Fort Wayne Economic
    Development, Notre Dame
    Technical Project, RB,
    AMT, 2.830%, 07/01/09,
    LOC: Bank One N.A. (b)          1,000         1,000
  Indiana Bond Bank, RB,
    2.790%, 02/01/22,
    Callable 02/01/15 @ 100,
    FGIC (b)                        5,170         5,170
  Indiana Development Finance
    Authority, Christel House
    Project, RB, 2.750%,
    02/01/23, LOC: Fifth
    Third Bank (b)                  6,620         6,620
  Indiana Development Finance
    Authority, Culver
    Educational Foundation
    Project, RB, 2.780%,
    01/01/32, LOC: Northern
    Trust Co. (b)                  12,700        12,700
  Indiana Development Finance
    Authority, Indiana
    Historical Society
    Project, RB, 2.780%,
    08/01/31, LOC: Bank One
    Indiana N.A. (b)                1,200         1,200

                       See Notes to Financial Statements.

SCHEDULES OF PORTFOLIO INVESTMENTS
STI CLASSIC FUNDS September 30, 2005 (Amounts in thousands, except Shares) (Unaudited)

TAX-EXEMPT MONEY MARKET FUND -- CONTINUED

-------------------------------------------------------
                               Shares or
                               Principal
                               Amount($)      Value($)
-------------------------------------------------------
INDIANA--CONTINUED
  Indiana Health Facility
    Financing Authority,
    Clarian Health Partners,
    Inc. Project, Ser B, RB,
    2.750%, 02/15/26, LOC:
    JPMorgan Chase & Co. (b)        2,000         2,000
  La Porte County Economic
    Development, Pedcor
    Investments-Woodland
    Project, RB, AMT, 2.860%,
    10/01/29, FHLB (b)              1,200         1,200
  Marshall County Economic
    Development, Culver
    Educational Foundation
    Project, RB, 2.780%,
    01/01/35, LOC: Bank One
    N.A. (b)                        8,300         8,300
  MSD Warren Township Vision
    2005 School Building
    Corp., Merlots Project,
    Ser A52, RB, 2.770%,
    07/15/20, FGIC (b)              6,595         6,595
                                             ----------
                                                 46,085
                                             ----------
IOWA (0.6%)
  City of Des Moines, 2.900%,
    01/17/06 (b)                    5,000         5,000
  Iowa Higher Education Loan
    Authority, Private
    College-Graceland
    Project, RB, 2.800%,
    02/01/33, LOC: Bank of
    America N.A. (b)                3,700         3,700
  Sac County Industrial,
    Evapco, Inc. Project, RB,
    AMT, 2.850%, 07/01/16,
    LOC: Bank of America N.A.
    (b)                             2,400         2,400
                                             ----------
                                                 11,100
                                             ----------

-------------------------------------------------------
                               Shares or
                               Principal
                               Amount($)      Value($)
-------------------------------------------------------
KENTUCKY (0.9%)
  Campbell County Industrial
    Building, Hospital
    Imaging Co., Inc.
    Project, RB, 2.770%,
    04/01/20, LOC: Fifth
    Third Bank (b)                  2,705         2,705
  Kentucky State Turnpike
    Authority, Economic
    Development, Ser PT-2702,
    RB, 2.790%, 07/01/22,
    Callable 07/01/15 @ 100,
    AMBAC (b)                      14,100        14,100
                                             ----------
                                                 16,805
                                             ----------
LOUISIANA (0.9%)
  Louisiana Public Facilities
    Authority, Advance
    Funding Notes, Ser C, RB,
    3.000%, 10/20/05                3,325         3,327
  Louisiana Public Facilities
    Authority, Advance
    Funding Notes, Ser D, RB,
    3.000%, 10/20/05               13,235        13,244
                                             ----------
                                                 16,571
                                             ----------
MARYLAND (1.4%)
  Maryland Community
    Development
    Administration,
    Department of Housing &
    Community Development,
    People's Resource Center,
    Ser C, RB, AMT, 2.760%,
    09/01/35, LOC: Lloyds TSB
    Bank PLC (b)                   15,040        15,040
  Maryland State Economic
    Development Corp., YMCA
    of Central Maryland, Inc.
    Project, RB, 2.770%,
    04/01/28, LOC: Branch
    Banking & Trust Co. (b)         3,950         3,950
  Maryland State, Ser PA-816,
    GO, 2.770%, 03/01/12,
    LOC: Merrill Lynch
    Capital Services, Inc.
    (b)                             5,995         5,995
                                             ----------
                                                 24,985
                                             ----------

                       See Notes to Financial Statements.

SCHEDULES OF PORTFOLIO INVESTMENTS
STI CLASSIC FUNDS September 30, 2005 (Amounts in thousands, except Shares) (Unaudited)

TAX-EXEMPT MONEY MARKET FUND -- CONTINUED

-------------------------------------------------------
                               Shares or
                               Principal
                               Amount($)      Value($)
-------------------------------------------------------
MASSACHUSETTS (6.9%)
  Massachusetts Bay
    Transportation Authority,
    Sales Tax, Ser PT-2581,
    RB, 2.770%, 07/01/26,
    LOC: Dexia Credit Local
    (b)                            30,000        30,000
  Massachusetts Bay
    Transportation Authority,
    Ser SG-156, RB, 2.710%,
    07/01/30, LOC: Societe
    Generale (b)                   31,000        31,000
  Massachusetts State
    Development Finance
    Agency, Ser PT-514, RB,
    2.710%, 01/01/24, LOC:
    Merrill Lynch Capital
    Services (b)                    6,330         6,330
  Massachusetts State
    Development Finance
    Agency, Boston
    University, Ser R-4, RB,
    2.600%, 10/01/42, XLCA
    (b)                            14,100        14,100
  Massachusetts State Special
    Obligations, Dedicated
    Tax, Ser PT-3050, RB,
    2.770%, 01/01/30, FGIC
    (b)                            25,010        25,010
  Massachusetts State STARS
    Certificates, Ser
    2003-25, GO, 2.770%,
    04/01/17, MBIA (b)              8,000         8,000
  Massachusetts State, Ser
    PT-1390, GO, 2.770%,
    03/01/10, FSA (b)               9,905         9,905
                                             ----------
                                                124,345
                                             ----------
MICHIGAN (0.6%)
  ABN Amro Munitops
    Certificate Trust, Ser
    2004-2, RB, AMT, 2.840%,
    12/20/11, GNMA (b)              9,780         9,780

-------------------------------------------------------
                               Shares or
                               Principal
                               Amount($)      Value($)
-------------------------------------------------------
MICHIGAN--CONTINUED
  Oakland County Economic
    Development Corp., Moody
    Family Ltd. Project, RB,
    AMT, 2.930%, 09/01/12,
    LOC: Bank One Michigan
    (b)                               500           500
                                             ----------
                                                 10,280
                                             ----------
MISSOURI (0.2%)
  Carthage Industrial
    Development Authority,
    Schreiber Project, RB,
    AMT, 2.830%, 11/01/10,
    LOC: First National Bank
    (b)                             3,100         3,100
  Missouri State
    Environmental Improvement
    & Energy Resource
    Authority, Utilicorp
    United, Inc. Project, RB,
    AMT, 2.830%, 05/01/28,
    LOC: Toronto Dominion
    Bank (b)                          700           700
                                             ----------
                                                  3,800
                                             ----------
MONTANA (0.5%)
  Missoula County Economic
    Development, Dinny
    Stranahan Research
    Institute Project, RB,
    2.750%, 06/01/20, LOC:
    Northern Trust Co. (b)          8,500         8,500
                                             ----------
NEVADA (1.8%)
  Las Vegas New Convention &
    Visitors Authority, Ser
    PT-2714, RB, 2.790%,
    07/01/15, AMBAC (b)            22,600        22,600
  Nevada State, Ser 344, GO,
    2.800%, 05/15/28,
    Callable 05/15/08 @ 100,
    FGIC (b)                        5,495         5,495
  Nevada State, Ser SG-114,
    2.790%, 03/01/27 (b)            5,000         5,000
                                             ----------
                                                 33,095
                                             ----------

                       See Notes to Financial Statements.

SCHEDULES OF PORTFOLIO INVESTMENTS
STI CLASSIC FUNDS September 30, 2005 (Amounts in thousands, except Shares) (Unaudited)

TAX-EXEMPT MONEY MARKET FUND -- CONTINUED

-------------------------------------------------------
                               Shares or
                               Principal
                               Amount($)      Value($)
-------------------------------------------------------
NEW JERSEY (6.0%)
  New Jersey Economic
    Development Authority,
    Ser 1533, RB, 2.780%,
    06/15/10, MBIA (b)             16,210        16,210
  New Jersey Economic
    Development Authority,
    Ser PT-1532, RB, 2.780%,
    12/15/14, MBIA (b)             10,610        10,610
  New Jersey Economic
    Development Authority,
    Ser PT-2847, RB, 2.780%,
    09/01/22, MBIA (b)             39,950        39,950
  New Jersey State, Ser
    PT-2742, GO, 2.780%,
    07/15/19, AMBAC (b)            12,580        12,580
  New Jersey Transportation
    Trust Fund Authority, Ser
    PA-802, RB, 2.780%,
    12/15/09, FSA (b)              10,000        10,000
  New Jersey Transportation
    Trust Fund Authority, Ser
    PT-2489, RB, 2.780%,
    12/15/17, Callable
    12/15/15 @ 100, AMBAC/
    FGIC (b)                       19,000        19,000
                                             ----------
                                                108,350
                                             ----------
NEW YORK (13.5%)
  Metropolitan Transportation
    Authority, Service
    Contract, Ser PA-1121R,
    RB, 2.780%, 07/01/11,
    MBIA (b)                       12,495        12,495
  New York City Housing
    Development Corp., State
    Renaissance LLC, Ser A,
    RB, AMT, 2.760%,
    06/01/37, FHLMC (b)            25,000        25,000
  New York City Housing
    Development Corp., Ser
    PT-2753, RB, 2.780%,
    07/01/25, Callable
    07/01/15 @ 100, FGIC (b)        2,250         2,250
  New York City Municipal
    Water Finance Authority,
    Ser SGB-27, RB, 2.780%,
    06/15/24, FSA (b)               9,000         9,000

-------------------------------------------------------
                               Shares or
                               Principal
                               Amount($)      Value($)
-------------------------------------------------------
NEW YORK--CONTINUED
  New York City Municipal
    Water Finance Authority,
    Water & Sewer System, Ser
    PA-523, RB, 2.780%,
    06/15/30, Callable
    06/15/07 @ 101, FGIC (b)       32,740        32,740
  New York Local Government
    Assistance Corp., Ser
    PT-410, 2.780%, 04/01/10,
    LOC: Merrill Lynch
    Capital Services, Inc.
    (b)                                 5             5
  New York State Dormitory
    Authority, Secondary
    Issues, Ser PT-2645, RB,
    2.780%, 03/15/17,
    Callable 03/15/15 @ 100,
    AMBAC (b)                       9,970         9,970
  New York State Dormitory
    Authority, Ser PA-781,
    RB, 2.780%, 05/15/17,
    Callable 05/15/10 @ 101,
    FSA (b)                         6,655         6,655
  New York State Housing
    Finance Agency, Avalon
    Chrystie Place Housing,
    Ser B, RB, 2.770%,
    11/01/36, LOC: Fleet
    National Bank (b)                 600           600
  New York State Thruway
    Authority, Ser SG-119,
    RB, 3.010%, 01/01/27,
    LOC: Societe Generale (b)      27,900        27,900
  New York State Urban
    Development Corp., Ser
    PT-2955, RB, 2.780%,
    12/15/24, AMBAC (b)            20,000        20,000
  New York, Ser PT-2712, GO,
    2.780%, 08/01/25,
    Callable 08/01/15 @ 100,
    FGIC (b)                       13,985        13,985
  Sales Tax Asset Receivables
    Corp., Ser PT-2450, RB,
    2.780%, 10/15/25,
    Callable 10/15/14 @ 100,
    MBIA (b)                       14,985        14,985

                       See Notes to Financial Statements.

SCHEDULES OF PORTFOLIO INVESTMENTS
STI CLASSIC FUNDS September 30, 2005 (Amounts in thousands, except Shares) (Unaudited)

TAX-EXEMPT MONEY MARKET FUND -- CONTINUED

-------------------------------------------------------
                               Shares or
                               Principal
                               Amount($)      Value($)
-------------------------------------------------------
NEW YORK--CONTINUED
  Southeast Industrial
    Development Agency,
    Unilock New York, Inc.
    Project, RB, AMT, 2.930%,
    12/01/12, LOC: Bank One
    N.A. (b)                        2,000         2,000
  Triborough Bridge & Tunnel
    Authority, Sub Ser B-2,
    RB, 2.750%, 01/01/32,
    LOC: Dexia Credit Local
    (b)                            65,000        65,000
                                             ----------
                                                242,585
                                             ----------
NORTH CAROLINA (4.4%)
  Charlotte Airport,
    Charlotte-Douglas
    International, Ser A, RB,
    AMT, 2.780%, 07/01/17,
    MBIA (b)                        3,500         3,500
  Charlotte Water & Sewer
    System, RB, 2.800%,
    02/28/06                       21,500        21,500
  Cleveland County Family
    YMCA, Inc. Recreational
    Facilities, RB, 2.770%,
    08/01/18, LOC: Branch
    Banking & Trust (b)             2,300         2,300
  Forsyth County,
    Communications System
    Project, COP, 2.770%,
    10/01/12, LOC: Wachovia
    Bank N.A. (b)                  10,345        10,345
  Guilford County Industrial
    Facilities & Pollution
    Control Financing, YMCA
    of Greensboro, Inc.
    Project, RB, 2.770%,
    02/01/23, LOC: Branch
    Banking & Trust Co. (b)         4,800         4,800
  Guilford County, Ser B, GO,
    2.750%, 03/01/25, LOC:
    Wachovia Bank N.A. (b)         15,000        15,000
  North Carolina Educational
    Facilities Finance
    Agency, Guilford College
    Project, RB, 2.790%,
    05/01/24, MBIA (b)              2,000         2,000

-------------------------------------------------------
                               Shares or
                               Principal
                               Amount($)      Value($)
-------------------------------------------------------
NORTH CAROLINA--CONTINUED
  North Carolina Medical Care
    Commission Health Care
    Facilities, Friends Homes
    Project, RB, 2.740%,
    09/01/33, LOC: Bank of
    America N.A. (b)                6,855         6,855
  North Carolina Medical Care
    Commission Health Care
    Facilities, Lutheran
    Services for the Aging
    Project, RB, 2.750%,
    03/01/28, LOC: Branch
    Banking & Trust Co. (b)         8,135         8,135
  North Carolina Medical Care
    Commission, Westcare
    Health Systems
    Obligation, Ser A, RB,
    2.770%, 09/01/22, LOC:
    Branch Banking & Trust
    Co. (b)                         4,400         4,400
                                             ----------
                                                 78,835
                                             ----------
OHIO (1.0%)
  Ohio State Higher
    Educational Facility
    Commission, Pooled
    Financing Project, RB,
    2.830%, 09/01/18, LOC:
    Fifth Third Bank (b)            3,440         3,440
  Rickenbacker Port
    Authority, YMCA of
    Central Ohio Project, RB,
    2.780%, 05/01/22, LOC:
    Fifth Third Bank (b)            7,500         7,500
  Warren County Health Care
    Facilities, Otterbein
    Homes Project, Ser A, RB,
    2.680%, 07/01/21, LOC:
    Fifth Third Bank (b)            7,655         7,655
                                             ----------
                                                 18,595
                                             ----------
OTHER (10.0%)
  Eagle Tax-Exempt Trust, Ser
    20001001, Cl A, GO,
    2.790%, 07/01/15,
    Callable 07/01/10 @ 100,
    LOC: Citibank N.A. (b)          7,025         7,025

                       See Notes to Financial Statements.

SCHEDULES OF PORTFOLIO INVESTMENTS
STI CLASSIC FUNDS September 30, 2005 (Amounts in thousands, except Shares) (Unaudited)

TAX-EXEMPT MONEY MARKET FUND -- CONTINUED

-------------------------------------------------------
                               Shares or
                               Principal
                               Amount($)      Value($)
-------------------------------------------------------
OTHER--CONTINUED
  Eagle Tax-Exempt Trust, Ser
    991301, GO, 2.790%,
    06/01/25, FSA (b) (c)           9,900         9,900
  Municipal Securities Pool
    Trust Receipts, Ser SG
    P-18, RB, 2.900%,
    01/01/35, LOC: Societe
    Generale (b) (c)                8,800         8,800
  Municipal Securities Pool
    Trust Receipts, Ser SG-PG
    17, 2.900%, 06/01/34 (b)
    (c)                            29,585        29,585
  Puttable Floating Rate
    Option, Tax-Exempt
    Receipts, Ser PPT-1001,
    Cl D, 3.100%, 03/01/40
    (c)                             9,120         9,120
  Puttable Floating Rate
    Option, Tax-Exempt
    Receipts, Ser PPT-1001,
    Cl I, 2.650%, 03/01/40
    (b) (c)                         9,120         9,120
  Puttable Floating Rate
    Option, Tax-Exempt
    Receipts, Ser PPT-1003,
    Cl A, 2.400%, 01/01/32
    (b) (c)                        19,220        19,220
  Puttable Floating Rate
    Option, Tax-Exempt
    Receipts, Ser PPT-1003,
    Cl B, 2.850%, 01/01/32
    (b) (c)                        55,735        55,735
  Puttable Floating Rate
    Option, Tax-Exempt
    Receipts, Ser PPT-34,
    3.280%, 12/01/29 (b) (c)       30,000        30,000
  Puttable Floating Rate
    Option, Tax-Exempt
    Receipts, Ser PPT-36, Cl
    A, 2.900%, 01/01/27 (b)
    (c)                             2,565         2,565
                                             ----------
                                                181,070
                                             ----------
PENNSYLVANIA (2.9%)
  Allegheny County Hospital
    Development Authority,
    Ser PT-762, RB, 2.850%,
    11/01/23, MBIA (b)             17,000        17,000

-------------------------------------------------------
                               Shares or
                               Principal
                               Amount($)      Value($)
-------------------------------------------------------
PENNSYLVANIA--CONTINUED
  Berks County Industrial
    Development Authority,
    Kutztown University
    Foundation Project, RB,
    2.750%, 01/01/27, LOC:
    Wachovia Bank N.A. (b)         12,700        12,700
  Cambria County Industrial
    Development Authority,
    Cambria Cogen Co.
    Project, Ser A-1, RB,
    AMT, 2.900%, 12/01/28,
    LOC: Bayerische Hypo-Und
    Vereinsbank (b)                 7,125         7,125
  Delaware River Port
    Authority, Ser PA 965,
    RB, 2.780%, 01/01/10, FSA
    (b)                             7,000         7,000
  Philadelphia Authority for
    Industrial Development,
    Chemical Heritage
    Foundation Project, RB,
    2.750%, 07/01/27, LOC:
    Wachovia Bank N.A. (b)          8,920         8,920
                                             ----------
                                                 52,745
                                             ----------
PUERTO RICO (0.1%)
  Puerto Rico Municipal
    Finance Agency, Ser
    PA-645, 2.750%, 08/01/15,
    Callable 08/01/09 @ 101,
    FSA (b)                         2,200         2,200
                                             ----------
SOUTH CAROLINA (2.7%)
  South Carolina Educational
    Facilities Authority,
    Charleston Southern
    University Project, RB,
    2.750%, 04/01/28, LOC:
    Bank of America N.A. (b)        5,450         5,450
  South Carolina Educational
    Facilities Authority,
    Newberry College Project,
    RB, 2.770%, 09/01/35,
    LOC: Branch Banking &
    Trust Co. (b)                   8,000         8,000

                       See Notes to Financial Statements.

SCHEDULES OF PORTFOLIO INVESTMENTS
STI CLASSIC FUNDS September 30, 2005 (Amounts in thousands, except Shares) (Unaudited)

TAX-EXEMPT MONEY MARKET FUND -- CONTINUED

-------------------------------------------------------
                               Shares or
                               Principal
                               Amount($)      Value($)
-------------------------------------------------------
SOUTH CAROLINA--CONTINUED
  South Carolina Jobs-
    Economic Development
    Authority, Anderson Area
    YMCA, Inc. Project, RB,
    2.800%, 11/01/24, LOC:
    Bank of America N.A. (b)        7,100         7,100
  South Carolina Jobs-
    Economic Development
    Authority, Carolina
    Village, Inc. Project,
    RB, 2.770%, 02/01/22,
    LOC: Branch Banking &
    Trust Co. (b)                     105           105
  South Carolina Jobs-
    Economic Development
    Authority, DCS
    Diversified Coating
    Systems, Inc. Project,
    RB, AMT, 2.870%,
    04/01/17, LOC: Branch
    Banking & Trust Co. (b)         2,195         2,195
  South Carolina Jobs-
    Economic Development
    Authority, Sargent Metal
    Fabricators, Inc.
    Project, RB, AMT, 2.870%,
    11/01/22, LOC: Branch
    Banking & Trust Co. (b)         2,435         2,435
  South Carolina Jobs-
    Economic Development
    Authority, USC
    Development Foundation
    Project, RB, 2.770%,
    12/01/10, LOC: Branch
    Banking & Trust Co. (b)         6,000         6,000
  South Carolina Jobs-
    Economic Development
    Authority, YMCA of
    Beaufort County Project,
    RB, 2.770%, 12/01/24,
    LOC: Branch Banking &
    Trust Co. (b)                   3,450         3,450
  South Carolina State
    Housing Finance &
    Development Authority,
    Ser PT-1272, RB, 2.840%,
    12/15/30, FHLMC (b)            10,000        10,000

-------------------------------------------------------
                               Shares or
                               Principal
                               Amount($)      Value($)
-------------------------------------------------------
SOUTH CAROLINA--CONTINUED
  University of South
    Carolina Development
    Foundation, RB, 2.770%,
    12/01/10, LOC: Branch
    Banking & Trust Co. (b)         4,000         4,000
                                             ----------
                                                 48,735
                                             ----------
TENNESSEE (0.5%)
  Covington Industrial
    Development Board, Charms
    Co. Project, RB, AMT,
    2.830%, 06/01/27, LOC:
    Bank of America N.A. (b)        3,000         3,000
  Knox County Industrial
    Development Board,
    Educational Services of
    America Project, RB,
    2.770%, 12/01/22, LOC:
    Branch Banking & Trust
    Co. (b)                         3,510         3,510
  Metropolitan Government,
    Nashville & Davidson
    County Health &
    Educational Facilities
    Board, Nashville
    Christian School Project,
    RB, 2.800%, 09/01/23,
    LOC: SouthTrust Bank N.A.
    (b)                             1,560         1,560
                                             ----------
                                                  8,070
                                             ----------
TEXAS (3.2%)
  Coastal Bend Health
    Facilities Development
    Corp., Ser B, RB, 2.730%,
    08/15/28, AMBAC (b)            17,400        17,400
  Harris County Industrial
    Development Corp.,
    Pollution Control, RB,
    2.900%, 03/01/24 (b)            9,800         9,800
  Houston Airport System, Ser
    SG 149, RB, 2.790%,
    07/01/28, Callable
    07/01/10 @ 100, FSA (b)        17,500        17,500
  Houston Water & Sewer
    System, Ser SG-78, RB,
    2.790%, 12/01/25 (b)            8,835         8,835

                       See Notes to Financial Statements.

SCHEDULES OF PORTFOLIO INVESTMENTS
STI CLASSIC FUNDS September 30, 2005 (Amounts in thousands, except Shares) (Unaudited)

TAX-EXEMPT MONEY MARKET FUND -- CONTINUED

-------------------------------------------------------
                               Shares or
                               Principal
                               Amount($)      Value($)
-------------------------------------------------------
TEXAS--CONTINUED
  Lower Colorado River
    Authority, Merlots
    Project, Ser ZZZ, RB,
    2.770%, 01/01/28, FSA (b)       3,500         3,500
  Pearland Independent School
    District, Trust Receipts,
    Ser SG-106, 2.790%,
    02/15/22 (b)                      600           600
                                             ----------
                                                 57,635
                                             ----------
VIRGINIA (8.7%)
  ABN Amro Munitops
    Certificate Trust, Ser
    2003-33, RB, 2.760%,
    04/01/11, MBIA (b)              5,370         5,370
  Charlottesville Industrial
    Development Authority,
    Seminole Project, Ser A,
    RB, 2.720%, 12/01/13,
    Callable 12/01/05 @ 100,
    LOC: Branch Banking &
    Trust Co. (b)                   3,545         3,545
  Chesterfield County
    Industrial Development
    Authority, Ser PT-2133,
    RB, 2.840%, 02/15/07,
    LOC: Merrill Lynch
    Capital Services, Inc.
    (b)                             2,995         2,995
  Clarke County Industrial
    Development Authority,
    Hospital Facilities,
    Winchester Medical Center
    Project, RB, 2.790%,
    01/01/30, FSA (b)              28,000        28,000
  Clarke County Industrial
    Development Authority,
    Powhatan School District
    Project, RB, 2.770%,
    09/01/22, LOC: Branch
    Banking & Trust Co. (b)         1,525         1,525
  Danville-Pittsylvania
    Regional Industrial
    Facility Authority,
    Institute of Advanced
    Research Project, RB,
    2.770%, 08/01/12, LOC:
    Branch Banking & Trust
    Co. (b)                         1,965         1,965

-------------------------------------------------------
                               Shares or
                               Principal
                               Amount($)      Value($)
-------------------------------------------------------
VIRGINIA--CONTINUED
  Fairfax County Economic
    Development Authority,
    Public Broadcasting
    Services Project, RB,
    2.740%, 07/01/40, LOC:
    Bank of America N.A. (b)        7,500         7,500
  Front Royal & Warren County
    Industrial Development
    Authority, Warren
    Memorial Hospital
    Project, RB, 2.770%,
    05/01/23, LOC: Branch
    Banking & Trust Co. (b)         2,895         2,895
  Lexington Industrial
    Development Authority,
    V.M.I. Development Board,
    Inc. Project, RB, 2.750%,
    12/01/34, LOC: Wachovia
    Bank N.A. (b)                  10,000        10,000
  Louisa County Industrial
    Development Authority,
    University of Virginia
    Health Services
    Foundation Project, RB,
    2.800%, 10/01/30, LOC:
    First Union National Bank
    (b)                             3,000         3,000
  Norfolk Redevelopment &
    Housing Authority,
    Student Housing Project,
    RB, 2.750%, 07/01/34,
    LOC: Bank of America N.A.
    (b)                             7,000         7,000
  Shenandoah County
    Industrial Development
    Authority, Shenandoah
    Memorial Hospital
    Project, RB, 2.770%,
    11/01/14, LOC: Branch
    Banking & Trust Co. (b)         3,270         3,270
  University of Virginia,
    Merlots Project, Ser B
    31, RB, 2.770%, 06/01/27,
    Callable 06/01/13 @ 100,
    LOC: Wachovia Bank N.A.
    (b)                             4,725         4,725

                       See Notes to Financial Statements.

SCHEDULES OF PORTFOLIO INVESTMENTS
STI CLASSIC FUNDS September 30, 2005 (Amounts in thousands, except Shares) (Unaudited)

TAX-EXEMPT MONEY MARKET FUND -- CONTINUED

-------------------------------------------------------
                               Shares or
                               Principal
                               Amount($)      Value($)
-------------------------------------------------------
VIRGINIA--CONTINUED
  Virginia Beach Development
    Authority, Production
    Road Ventures Project,
    RB, AMT, 2.850%,
    09/01/16, LOC: Wachovia
    Bank N.A. (b)                   1,000         1,000
  Virginia Biotechnology
    Research Park Authority,
    United Network of Organ
    Sharing Project, RB,
    2.750%, 04/01/27, LOC:
    Wachovia Bank N.A. (b)          6,730         6,730
  Virginia College Building
    Authority, Shenandoah
    University Project, RB,
    2.770%, 05/01/32, LOC:
    Branch Banking & Trust
    Co. (b)                         3,000         3,000
  Virginia Housing
    Development Authority,
    Commonwealth Mortgage,
    Ser PA-1310R, RB, 1.990%,
    07/01/36, Callable
    07/01/11 @ 100, MBIA (b)       39,905        39,905
  Virginia Resources
    Authority, Clean Water,
    Ser PA-790, RB, 2.770%,
    10/01/16, Callable
    10/01/10 @ 100, LOC:
    Merrill Lynch Capital
    Services, Inc. (b) (c)          2,000         2,000
  Virginia Resources
    Authority, Clean Water,
    Ser PT-2967, RB, 2.770%,
    10/01/20, LOC: Merrill
    Lynch Capital Services,
    Inc. (b)                       16,940        16,940
  Virginia State Public
    School Authority, Ser
    PT-1619, RB, 2.770%,
    08/01/08, LOC: Merrill
    Lynch Capital Services,
    Inc. (b) (c)                    2,475         2,475

-------------------------------------------------------
                               Shares or
                               Principal
                               Amount($)      Value($)
-------------------------------------------------------
VIRGINIA--CONTINUED
  Williamsburg Industrial
    Development Authority,
    Colonial Williamsburg
    Project, RB, 2.750%,
    10/01/35, LOC: First
    Union National Bank (b)         4,220         4,220
                                             ----------
                                                158,060
                                             ----------
WASHINGTON (1.7%)
  King County Housing
    Authority, Ser PT-2185,
    RB, 2.770%, 09/20/42 (b)        5,520         5,520
  King County Sewer, Ser
    PA-1071, RB, 2.790%,
    01/01/10, FSA (b)               7,495         7,495
  Seattle Certificates, Ser
    348, GO, 2.800%,
    12/15/28, Callable
    12/15/08 @ 100, LOC:
    Morgan Stanley Dean
    Witter (b)                      4,495         4,495
  Washington Public Power
    Supply System, Nuclear
    Power Project No. 1, Ser
    1A-1, RB, 2.760%,
    07/01/17, LOC: Bank of
    America N.A. (b)                3,540         3,540
  Washington State, Merlots
    Project, Ser B23, GO,
    2.770%, 12/01/25,
    Callable 06/01/13 @ 100,
    MBIA (b)                       10,000        10,000
                                             ----------
                                                 31,050
                                             ----------
WISCONSIN (0.7%)
  ABN AMRO Munitops
    Certificates Trust, Ser
    2004-49, GO, 2.780%,
    05/01/12, FSA (b)               9,400         9,400
  Appleton Industrial
    Development, Pro Label
    Project, RB, AMT, 3.030%,
    11/01/12, LOC: Bank One
    N.A. (b)                          585           585
  Germantown Industrial, J.W.
    Speaker Corp. Project,
    RB, AMT, 3.030%,
    08/01/11, LOC: Bank One
    Milwaukee N.A. (b)                490           490

                       See Notes to Financial Statements.

SCHEDULES OF PORTFOLIO INVESTMENTS
STI CLASSIC FUNDS September 30, 2005 (Amounts in thousands, except Shares) (Unaudited)

TAX-EXEMPT MONEY MARKET FUND -- CONCLUDED

-------------------------------------------------------
                               Shares or
                               Principal
                               Amount($)      Value($)
-------------------------------------------------------
WISCONSIN--CONTINUED
  Holland Industrial
    Development, White Clover
    Dairy, Inc. Project, RB,
    AMT, 2.930%, 06/01/13,
    LOC: Bank One N.A. (b)            925           925
  Oconomowoc Industrial
    Development, Quest
    Technologies Project, RB,
    AMT, 2.930%, 05/01/18,
    LOC: Bank One Wisconsin
    (b)                             1,190         1,190
                                             ----------
                                                 12,590
                                             ----------
WYOMING (0.6%)
  Wyoming Community
    Development Authority,
    Ser PT-195, RB, AMT,
    3.150%, 12/01/15, LOC:
    Merrill Lynch Capital
    Services, Inc. (b)             10,520        10,520
                                             ----------
Total Municipal Bonds (Cost
  $1,796,476)                                 1,796,476
                                             ----------
MONEY MARKET FUNDS (0.6%)
  Goldman Sachs Financial
    Square Funds, Tax Free
    Money Market Fund          11,399,581        11,400
                                             ----------
Total Money Market Funds
  (Cost $11,400)                                 11,400
                                             ----------
Total Investments (Cost
  $1,807,876) (a) -- 99.8%                    1,807,876
Other assets in excess of
  liabilities -- 0.2%                             4,265
                                             ----------
Net Assets -- 100.00%                        $1,812,141
                                             ==========

---------------

(a)Aggregate cost for federal income tax purposes differ from cost for financial reporting purposes by less than 2% of net assets and is therefore considered substantially the same.

(b)Variable rate security. Rate presented represents rate in effect at September 30, 2005. Maturity date represents actual maturity date.

(c)Rule 144A, Section 4(2) or other security which is restricted as to resale to institutional investors. The Fund's advisor has deemed this security to be liquid based upon procedures approved by the Board of Trustees.

AMBAC    -- Security insured by the American Municipal
            Bond Assurance Corporation.

AMT      -- Alternative Minimum Tax Paper.

Cl       -- Class.

COP      -- Certificates of Participation.

FGIC     -- Security insured by the Financial Guaranty
            Insurance Company.

FHLB     -- Security insured by the Federal Home Loan
            Bank.

FHLMC    -- Security insured by Freddie Mac.

FNMA     -- Security insured by Fannie Mae.

FSA      -- Security insured by Financial Security
            Assurance.

GNMA     -- Security insured by the Government National
            Mortgage Association.

GO       -- General Obligation.

LLC      -- Limited Liability Corporation.

LOC      -- Letter of Credit.

MBIA     -- Security insured by the Municipal Bond
            Insurance Association.

RB       -- Revenue Bond.

Ser      -- Series.

XLCA     -- XL Capital Assurance, Inc.

                       See Notes to Financial Statements.

SCHEDULES OF PORTFOLIO INVESTMENTS
STI CLASSIC FUNDS September 30, 2005 (Amounts in thousands, except Shares) (Unaudited)

U.S. GOVERNMENT SECURITIES MONEY MARKET FUND

--------------------------------------------------------
                                   Shares or
                                   Principal
                                   Amount($)    Value($)
--------------------------------------------------------
U.S. GOVERNMENT AGENCIES (63.7%)
FANNIE MAE (38.0%)
  2.420%, 10/14/05 (c)              70,000        69,917
  2.984%, 11/10/05 (c)              10,000         9,968
  3.726%, 12/29/05 (b)              55,000        54,994
  3.576%, 01/09/06 (b)              49,200        49,192
  3.587%, 04/28/06 (c)              10,000         9,799
  3.715%, 05/22/06 (b)              17,000        16,998
  3.616%, 05/26/06 (c)              20,000        19,525
  3.820%, 07/17/06 (b)              25,000        24,997
  4.210%, 09/01/06 (c)              10,000         9,623
                                                --------
                                                 265,013
                                                --------
FEDERAL HOME LOAN BANK (11.0%)
  3.611%, 10/05/05 (b)              27,000        26,999
  3.618%, 07/21/06 (b)              15,000        14,999
  3.685%, 07/21/06 (b)              25,000        25,000
  4.205%, 08/25/06                  10,000        10,005
                                                --------
                                                  77,003
                                                --------
FREDDIE MAC (14.7%)
  2.346%, 10/18/05 (c)              15,000        14,984
  2.802%, 11/15/05 (c)              20,000        19,933
  3.543%, 04/18/06 (c)              10,000         9,810
  3.604%, 05/02/06 (c)              15,000        14,690
  3.664%, 05/30/06 (c)              15,000        14,644
  3.995%, 07/25/06 (c)              10,000         9,683
  4.122%, 07/31/06 (c)              10,000         9,666
  4.146%, 08/04/06 (c)              10,000         9,660
                                                --------
                                                 103,070
                                                --------
Total U.S. Government Agencies
  (Cost $445,086)                                445,086
                                                --------
REPURCHASE AGREEMENTS (36.5%)
  ABN AMRO Bank N.V., 3.705%,
    dated 09/30/05, to be
    repurchased on 10/03/05,
    repurchase price $23,074,271
    (collateralized by U.S.
    Treasury obligations; DN,
    02/23/06; total market value
    $23,528,606)                    23,067        23,067

--------------------------------------------------------
                                   Shares or
                                   Principal
                                   Amount($)    Value($)
--------------------------------------------------------
REPURCHASE AGREEMENTS--CONTINUED
  Bear Stearns & Co., Inc.,
    3.845%, dated 09/30/05, to be
    repurchased on 10/03/05,
    repurchase price $81,322,024
    (collateralized by U.S.
    Government Agencies; DN,
    07/01/18-02/01/36; total
    market value $82,922,229)       81,296        81,297
  BNP Paribas, 3.705%, dated
    09/30/05, to be repurchased
    on 10/03/05, repurchase price
    $35,408,167 (collateralized
    by U.S. Government Agencies;
    4.125%, 10/19/07; total
    market value $36,105,700)       35,397        35,397
  Lehman Brothers, Inc., 3.775%,
    dated 09/30/05, to be
    repurchased on 10/03/05,
    repurchase price $21,316,441
    (collateralized by U.S.
    Government Agencies; 5.500%,
    04/01/34; total market value
    $21,735,733)                    21,310        21,310
  Merrill Lynch & Co., Inc.,
    3.655%, dated 09/30/05, to be
    repurchased on 10/03/05,
    repurchase price $34,234,692
    (collateralized by U.S.
    Government Agencies;
    4.000%-5.000%, 04/15/18-
    06/25/23; total market value
    $34,908,825)                    34,224        34,224
  Morgan Stanley, 3.705%, dated
    09/30/05, to be repurchased
    on 10/03/05, repurchase price
    $20,443,748 (collateralized
    by U.S. Government Agencies;
    4.058%, 11/01/42; total
    market value $20,846,187)       20,437        20,437

                       See Notes to Financial Statements.

SCHEDULES OF PORTFOLIO INVESTMENTS
STI CLASSIC FUNDS September 30, 2005 (Amounts in thousands, except Shares) (Unaudited)

U.S. GOVERNMENT SECURITIES MONEY MARKET FUND -- CONCLUDED

--------------------------------------------------------
                                   Shares or
                                   Principal
                                   Amount($)    Value($)
--------------------------------------------------------
REPURCHASE AGREEMENTS--CONTINUED
  UBS Warburg LLC, 3.805%, dated
    09/30/05, to be repurchased
    on 10/03/05, repurchase price
    $39,690,615 (collateralized
    by U.S. Government Agencies;
    DN-1.508%, 09/25/11-
    03/16/44; total market value
    $40,471,750)                    39,678        39,678
                                                --------
Total Repurchase Agreements (Cost
  $255,410)                                      255,410
                                                --------
Total Investments (Cost $700,496)
  (a) -- 100.2%                                  700,496
Liabilities in excess of other
  assets -- (0.2)%                                (1,374)
                                                --------
Net Assets -- 100.0%                            $699,122
                                                ========

---------------

(a)Aggregate cost for federal income tax purposes differ from cost for financial reporting purposes by less than 2% of net assets and is therefore considered substantially the same.

(b)Variable rate security. Rate presented represents rate in effect at September 30, 2005. Maturity date represents actual maturity date.

(c)Rate represents the effective yield at purchase.

DN   -- Discount Note.

LLC  -- Limited Liability Company.

                       See Notes to Financial Statements.

SCHEDULES OF PORTFOLIO INVESTMENTS
STI CLASSIC FUNDS September 30, 2005 (Amounts in thousands, except Shares) (Unaudited)

U.S. TREASURY MONEY MARKET FUND

--------------------------------------------------------
                                 Shares or
                                 Principal
                                 Amount($)     Value($)
--------------------------------------------------------
U.S. TREASURY OBLIGATIONS (19.4%)
U.S. TREASURY BILLS (3.9%)
  3.786%, 03/16/06 (b)             36,000         35,383
  3.754%, 03/23/06 (b)             25,000         24,557
                                              ----------
                                                  59,940
                                              ----------
U.S. TREASURY NOTES (15.5%)
  5.750%, 11/15/05                193,500        194,148
  1.875%, 12/31/05                 45,000         44,842
                                              ----------
                                                 238,990
                                              ----------
Total U.S. Treasury Obligations
  (Cost $298,930)                                298,930
                                              ----------
REPURCHASE AGREEMENTS (73.2%)
  ABN AMRO Bank N.V., 3.205%,
    dated 09/30/05, to be
    repurchased on 10/03/05,
    repurchase price
    $72,303,216 (collateralized
    by U.S. Treasury
    Obligations, DN, due
    10/13/05-03/30/06; total
    market value $73,730,295)      72,284         72,277
  Bear Stearns & Co., Inc.,
    3.155%, dated 09/30/05, to
    be repurchased on 10/03/05,
    repurchase price
    $57,925,107 (collateralized
    by U.S. Treasury
    Obligations, 3.000%, due
    07/15/12; total market
    value $59,105,221)             57,910         57,910
  BNP Paribas, 3.205%, dated
    09/30/05, to be repurchased
    on 10/03/05, repurchase
    price $284,668,278
    (collateralized by U.S.
    Treasury Obligations,
    2.750-3.875%, due 06/30/06-
    01/15/11; total market
    value $290,284,730)           284,592        284,592

--------------------------------------------------------
                                 Shares or
                                 Principal
                                 Amount($)     Value($)
--------------------------------------------------------
REPURCHASE AGREEMENTS--CONTINUED
  Deutsche Bank AG, 3.205%,
    dated 09/30/05, to be
    repurchased on 10/03/05,
    repurchase price
    $25,815,572 (collateralized
    by U.S. Treasury
    Obligations, DN, due
    08/15/29-05/15/30; total
    market value $26,325,090)      25,809         25,809
  Dresdner Bank AG, 3.205%,
    dated 09/30/05, to be
    repurchased on 10/03/05,
    repurchase price
    $62,012,566 (collateralized
    by U.S. Treasury
    Obligations, DN-7.500%, due
    02/09/06-08/15/21; total
    market value $63,237,770)      61,996         61,996
  Greenwich Capital Markets,
    Inc., 3.305%, dated
    09/30/05, to be repurchased
    on 10/03/05, repurchase
    price $69,095,285
    (collateralized by U.S.
    Treasury Obligations,
    4.000-10.375%, due
    02/15/06-11/15/12; total
    market value $70,459,404)      69,076         69,076
  JPMorgan Chase & Co., 3.155%,
    dated 09/30/05, to be
    repurchased on 10/03/05,
    repurchase price
    $71,441,512 (collateralized
    by U.S. Treasury
    Obligations, 5.000-6.375%,
    due 02/15/11-05/15/30;
    total market value
    $72,853,519)                   71,423         71,423
  Lehman Brothers, Inc.,
    3.205%, dated 09/30/05, to
    be repurchased on 10/03/05,
    repurchase price
    $51,362,615 (collateralized
    by U.S. Treasury
    Obligations, DN-13.250%,
    due 11/15/05-11/15/27;
    total market value
    $52,378,761)                   51,349         51,349

                       See Notes to Financial Statements.

SCHEDULES OF PORTFOLIO INVESTMENTS
STI CLASSIC FUNDS September 30, 2005 (Amounts in thousands, except Shares) (Unaudited)

U.S. TREASURY MONEY MARKET FUND -- CONCLUDED

--------------------------------------------------------
                                 Shares or
                                 Principal
                                 Amount($)     Value($)
--------------------------------------------------------
REPURCHASE AGREEMENTS--CONTINUED
  Merrill Lynch & Co., Inc.,
    3.205%, dated 09/30/05, to
    be repurchased on 10/03/05,
    repurchase price
    $60,626,873 (collateralized
    by U.S. Treasury
    Obligations, 3.875%, due
    05/15/10; total market
    value $61,826,880)             60,611         60,611
  Morgan Stanley, 3.285%, dated
    09/30/05, to be repurchased
    on 10/03/05, repurchase
    price $61,153,560
    (collateralized by U.S.
    Treasury Obligations, DN,
    due 02/15/23; total market
    value $62,359,992)             61,137         61,137
  UBS Warburg LLC, 3.275%,
    dated 09/30/05, to be
    repurchased on 10/03/05,
    repurchase price
    $313,413,987
    (collateralized by U.S.
    Treasury Obligations,
    6.500-8.750%, due 05/15/20-
    11/15/26; total market
    value $319,596,649)           313,328        313,328
                                              ----------
Total Repurchase Agreements
  (Cost $1,129,508)                            1,129,508
                                              ----------
Total Investments (Cost
  $1,428,438) (a) -- 92.6%                     1,428,438
Other assets in excess of
  liabilities -- 7.4%                            113,635
                                              ----------
Net Assets -- 100.0%                          $1,542,073
                                              ==========

---------------

(a) Aggregate cost for federal income tax purposes differ from cost for financial reporting purposes by less than 2% of net assets and is therefore considered substantially the same.

(b) Rate represents the effective yield at purchase.

DN  -- Discount Note.

                       See Notes to Financial Statements.

SCHEDULES OF PORTFOLIO INVESTMENTS
STI CLASSIC FUNDS September 30, 2005 (Amounts in thousands, except Shares) (Unaudited)

VIRGINIA TAX-FREE MONEY MARKET FUND

-------------------------------------------------------
                                  Shares or
                                  Principal
                                  Amount($)    Value($)
-------------------------------------------------------
MUNICIPAL BONDS (100.0%)
GUAM (2.2%)
  Guam Power Authority,
    Ser PA 531, RB, 2.760%,
    10/01/18, LOC: Merrill Lynch
    Capital Services, Inc. (b)       11,025      11,025
                                               --------
VIRGINIA (87.3%)
  Albemarle County Industrial
    Development Authority,
    Eldercare Gardens Project,
    RB, 2.750%, 12/01/05, LOC:
    Bank of America N.A. (b)          2,445       2,445
  Albemarle County Industrial
    Development Authority,
    University of Virginia
    Health Services Project, RB,
    2.750%, 10/01/22, LOC:
    Wachovia Bank N.A. (b)            6,185       6,185
  Alexandria Industrial
    Development Authority,
    American Red Cross Project,
    RB, 2.800%, 01/01/09, LOC:
    First Union National Bank
    (b)                               2,070       2,070
  Alexandria Industrial
    Development Authority,
    Association for Supervision
    & Currency Project, RB,
    2.750%, 07/01/23, LOC: First
    Union National Bank (b)           1,410       1,410
  Alexandria Industrial
    Development Authority,
    Educational Facilities,
    Alexandria County Day School
    Project, RB, 2.800%,
    06/01/25, LOC: First Union
    National Bank (b)                 4,180       4,180
  Alexandria Industrial
    Development Authority,
    Pooled Loan Program, Ser A,
    RB, 2.750%, 07/01/26, LOC:
    Bank of America N.A. (b)          1,000       1,000

-------------------------------------------------------
                                  Shares or
                                  Principal
                                  Amount($)    Value($)
-------------------------------------------------------
VIRGINIA--CONTINUED
  Arlington County Ballston
    Public Parking Project, RB,
    2.770%, 08/01/17, LOC:
    Citibank N.A. (b)                 6,550       6,550
  Arlington County Public
    Improvement, GO, 3.000%,
    05/15/06, LOC: State Aid
    Withholding                       1,725       1,728
  Ashland Industrial Development
    Authority, Health &
    Community Services
    Facilities, YMCA Greater
    Richmond Project, Ser A, RB,
    2.750%, 11/01/20, LOC:
    Wachovia Bank N.A. (b)            8,605       8,605
  Charles City & County Economic
    Development Authority, Waste
    Management, Inc. Project,
    Ser A, RB, AMT, 2.800%,
    02/01/29, LOC: JPMorgan
    Chase & Co. (b)                   4,000       4,000
  Chesapeake Bay Bridge & Tunnel
    Community District
    Authority, General
    Resolution Project, RB,
    2.790%, 07/01/25, LOC: MBIA
    (b)                               6,755       6,755
  Chesterfield County Industrial
    Development Authority, Ser
    PT 2133, RB, 2.840%,
    02/15/07, LOC: Merrill Lynch
    Capital Services, Inc. (b)        4,000       4,000
  Chesterfield County Industrial
    Development Authority,
    Virginia State University
    Real Estate Project, Ser A,
    RB, 2.780%, 07/01/29, LOC:
    Bank of America N.A. (b)          1,265       1,265
  Clarke County Industrial
    Development Authority,
    Hospital Facilities,
    Winchester Medical Center
    Project, RB, 2.790%,
    01/01/30, LOC: FSA (b)           18,000      18,000

                       See Notes to Financial Statements.

SCHEDULES OF PORTFOLIO INVESTMENTS
STI CLASSIC FUNDS September 30, 2005 (Amounts in thousands, except Shares) (Unaudited)

VIRGINIA TAX-FREE MONEY MARKET FUND -- CONTINUED

-------------------------------------------------------
                                  Shares or
                                  Principal
                                  Amount($)    Value($)
-------------------------------------------------------
VIRGINIA--CONTINUED
  Danville-Pittsylvania Regional
    Industrial Facility
    Authority, Institute of
    Advanced Research Project,
    RB, 2.770%, 08/01/12, LOC:
    Branch Banking & Trust Co.
    (b)                               6,040       6,040
  Eagle Tax Exempt Trust
    Certificates, Ser 994601,
    RB, 2.790%, 05/15/19,
    Callable 05/15/09 @ 101 LOC:
    Citibank N.A. (b) (c)            10,560      10,560
  Fairfax County Economic
    Development Authority, Flint
    Hill School Project, RB,
    2.800%, 09/01/21, LOC: First
    Union National Bank (b)           4,510       4,510
  Fairfax County Economic
    Development Authority,
    Public Broadcasting Services
    Project, RB, 2.740%,
    07/01/40, LOC: Bank of
    America N.A. (b)                 12,000      12,000
  Fairfax County Economic
    Development Authority,
    Smithsonian Institute, Ser
    A, RB, 2.740%, 12/01/33,
    LOC: Bank of America N.A.
    (b)                               4,000       4,000
  Fairfax County Economic
    Development Authority,
    Smithsonian Institute, Ser
    B, RB, 2.710%, 12/01/33,
    LOC: Bank of America N.A.
    (b)                               2,700       2,700
  Fairfax County Industrial
    Development Authority,
    Fairfax Hospital Project,
    Ser B, RB, 2.660%, 10/01/25
    (b)                               3,960       3,960
  Fairfax County Industrial
    Development Authority, Inova
    Health Systems Project, RB,
    2.660%, 01/01/30 (b)             20,600      20,600
  Fairfax County Industrial
    Development Authority, Inova
    Services Project, Ser A, RB,
    2.660%, 01/15/22 (b)                900         900

-------------------------------------------------------
                                  Shares or
                                  Principal
                                  Amount($)    Value($)
-------------------------------------------------------
VIRGINIA--CONTINUED
  Fairfax County Sewer
    Authority, Ser PA-1278, RB,
    2.770%, 07/15/15, Callable
    07/15/14 @ 100, LOC: Merrill
    Lynch Capital Services, Inc.
    (b) (c)                           5,000       5,000
  Fairfax County Water
    Authority, Municipal Trade
    Receipts Project, Ser
    SGB-40A, RB, 2.790%,
    04/01/30 (b)                      7,850       7,850
  Fairfax County Water
    Authority, Ser A-18, RB,
    2.770%, 04/01/23, LOC: IXIS
    Municipal Products (b)            5,610       5,610
  Front Royal & Warren County
    Industrial Development
    Authority, Warren Memorial
    Hospital Project, RB,
    2.770%, 05/01/23, LOC:
    Branch Banking & Trust Co.
    (b)                                 570         570
  Greater Richmond Convention
    Center Authority, Hotel Tax,
    Ser PT-2570, RB, 2.770%,
    06/15/23, Callable 06/15/15
    @ 100, LOC: MBIA (b)              7,195       7,195
  Greene County Industrial
    Development Authority, Blue
    Ridge School Project, RB,
    2.770%, 06/01/26, LOC:
    Branch Banking & Trust Co.
    (b)                               5,730       5,730
  Hampton Redevelopment &
    Housing Authority, Multi-
    Family Housing, Avalon
    Pointe Project, RB, AMT,
    2.820%, 06/15/26, LOC: FNMA
    (b)                               4,537       4,537
  Hampton Roads Jail Authority,
    Ser 569, RB, 2.790%,
    07/01/12, LOC: MBIA (b)           1,195       1,195

                       See Notes to Financial Statements.

SCHEDULES OF PORTFOLIO INVESTMENTS
STI CLASSIC FUNDS September 30, 2005 (Amounts in thousands, except Shares) (Unaudited)

VIRGINIA TAX-FREE MONEY MARKET FUND -- CONTINUED

-------------------------------------------------------
                                  Shares or
                                  Principal
                                  Amount($)    Value($)
-------------------------------------------------------
VIRGINIA--CONTINUED
  Hanover County Industrial
    Development Authority,
    Residential Care Facility,
    Covenant Woods Project, RB,
    2.770%, 07/01/29, LOC:
    Branch Banking & Trust Co.
    (b)                              16,430      16,430
  Harrisonburg Redevelopment &
    Housing Authority, Multi-
    Family Housing, Ser PT-3097,
    RB, 2.790%, 05/01/40 (b)          5,295       5,295
  Henrico County Economic
    Development Authority,
    Exempt Facility, White Oak
    Ltd. Project, RB, 2.790%,
    10/01/27, LOC: Citibank N.A.
    (b)                               1,000       1,000
  Henrico County Economic
    Development Authority,
    Steward School Project, RB,
    2.770%, 07/01/33, LOC:
    Branch Banking & Trust Co.
    (b)                               2,700       2,700
  James City & County Economic
    Development Authority,
    Industrial Development,
    Historic Jamestown Project,
    RB, 2.750%, 11/01/24, LOC:
    Wachovia Bank N.A. (b)              800         800
  King George County Industrial
    Development Authority,
    Lease, Ser PT 2473, RB,
    2.770%, 03/01/24, LOC: FSA
    (b)                               5,250       5,250
  Loudon County Industrial
    Development Authority,
    Howard Hughes Medical
    Institute Project, Ser D,
    RB, 2.740%, 02/15/38 (b)          9,835       9,835
  Loudon County Industrial
    Development Authority,
    Howard Hughes Medical
    Institute Project, Ser F,
    RB, 2.730%, 02/15/38 (b)          4,400       4,400

-------------------------------------------------------
                                  Shares or
                                  Principal
                                  Amount($)    Value($)
-------------------------------------------------------
VIRGINIA--CONTINUED
  Louisa County Industrial
    Development Authority,
    Pooled Financing Project,
    RB, 2.750%, 01/01/20, LOC:
    Bank of America N.A. (b)          1,005       1,005
  Lynchburg Industrial
    Development Authority,
    Aerofin Project, RB, AMT,
    2.900%, 03/01/29, LOC: PNC
    Bank N.A. (b)                     2,075       2,075
  Lynchburg Industrial
    Development Authority,
    Educational Facilities,
    Randolph Macon Project, RB,
    2.750%, 09/01/23, LOC:
    Wachovia Bank N.A. (b)            7,800       7,800
  Lynchburg Industrial
    Development Hospital
    Facilities, VHA First
    Mortgage, Mid Atlantic
    Project, Ser G, RB, 2.720%,
    12/01/25, LOC: AMBAC (b)          6,930       6,930
  Newport News Industrial
    Development Authority, CNU
    Warwick LLC Student Housing
    Project, RB, 2.750%,
    11/01/28, LOC: Bank of
    America N.A. (b)                  4,300       4,300
  Newport News Redevelopment &
    Housing Authority, Ser PT
    1374, RB, 2.770%, 12/01/06,
    LOC: Merrill Lynch Capital
    Services, Inc. (b)                8,850       8,850
  Norfolk Industrial Development
    Authority, Children's
    Hospital Facilities Project,
    RB, 2.750%, 06/01/20, LOC:
    Wachovia Bank N.A. (b)           15,300      15,300
  Norfolk Redevelopment &
    Housing Authority, Old
    Dominion University Project,
    RB, 2.750%, 08/01/33, LOC:
    Bank of America N.A. (b)          3,000       3,000

                       See Notes to Financial Statements.

SCHEDULES OF PORTFOLIO INVESTMENTS
STI CLASSIC FUNDS September 30, 2005 (Amounts in thousands, except Shares) (Unaudited)

VIRGINIA TAX-FREE MONEY MARKET FUND -- CONTINUED

-------------------------------------------------------
                                  Shares or
                                  Principal
                                  Amount($)    Value($)
-------------------------------------------------------
VIRGINIA--CONTINUED
  Norfolk Redevelopment &
    Housing Authority, Old
    Dominion University Project,
    Ser B, RB, 2.750%, 08/01/33,
    LOC: Bank of America N.A.
    (b)                               4,400       4,400
  Orange County Industrial
    Development Authority, Zamma
    Project, RB, 2.900%,
    12/01/22, LOC: Southtrust
    Bank N.A. (b)                     1,860       1,860
  Peninsula Ports Authority,
    Dominion Terminal Associates
    Project, Ser C, RB, 2.930%,
    07/01/16, LOC: Citibank N.A.
    (b)                               1,960       1,960
  Peninsula Ports Authority,
    Riverside Health Systems
    Project, RB, 2.820%,
    07/01/37 (b)                     13,600      13,600
  Peninsula Ports Authority, Ser
    87-A, 2.480%, 10/11/05, LOC:
    Barclays Bank NY                  4,535       4,535
  Portsmouth Industrial
    Development Authority,
    Fairwood Homes Project, Ser
    A, RB, 2.780%, 11/01/27,
    LOC: Bank of America N.A.
    (b)                               2,645       2,645
  Richmond, Ser PT 1601, 2.770%,
    07/15/17, LOC: Merrill Lynch
    Capital Services, Inc. (b)        9,315       9,315
  Roanoke Industrial Development
    Authority, Carilion Heath
    Systems, Ser B, RB, 2.810%,
    07/01/27, LOC: JP Morgan
    Chase Bank (b)                    3,245       3,245
  Roanoke Industrial Development
    Authority, Hollins
    University Project, RB,
    2.750%, 05/01/15, LOC: First
    Union National Bank (b)           5,500       5,500

-------------------------------------------------------
                                  Shares or
                                  Principal
                                  Amount($)    Value($)
-------------------------------------------------------
VIRGINIA--CONTINUED
  Rockingham County Industrial
    Development Authority,
    Sunnyside Presbyterian
    Project, RB, 2.770%,
    12/01/33, LOC: Branch
    Banking & Trust Co. (b)          10,420      10,420
  Spotsylvania County Economic
    Development Authority,
    Public Facilities, Ser
    PT-2882, RB, 2.770%,
    02/01/25, Callable 02/01/15
    @ 100, LOC: FSA (b)               2,000       2,000
  University of Virginia, Ser A,
    RB, 2.740%, 06/01/34 (b)         20,200      20,200
  Virginia Beach Development
    Authority, Ocean Ranch
    Project, RB, 2.770%,
    07/01/17, LOC: Branch
    Banking & Trust Co. (b)           1,740       1,740
  Virginia Beach Water & Sewer,
    RB, 2.800%, 10/01/06              2,835       2,835
  Virginia College Building
    Authority, Education
    Facilities, Ser 134, RB,
    2.790%, 09/01/07, LOC: FSA
    (b)                               9,415       9,415
  Virginia College Building
    Authority, Virginia
    Education Facilities, Ser PT
    1574, RB, 2.770%, 09/01/10,
    LOC: Merrill Lynch Capital
    Services, Inc. (b)                7,625       7,625
  Virginia Commonwealth
    Transportation Board,
    Federal Highway
    Reimbursement, RB, 3.000%,
    10/01/06                         20,940      20,981
  Virginia Resources Authority,
    Clean Water, Ser PA 790, RB,
    2.770%, 10/01/16, Callable
    10/01/10 @ 100, LOC: Merrill
    Lynch Capital Services, Inc.
    (b) (c)                           2,600       2,600
  Virginia Resources Authority,
    Clean Water, Ser PT-2967,
    RB, 2.770%, 10/01/20, LOC:
    Merrill Lynch Capital
    Services, Inc. (b)               13,000      13,000

                       See Notes to Financial Statements.

SCHEDULES OF PORTFOLIO INVESTMENTS
STI CLASSIC FUNDS September 30, 2005 (Amounts in thousands, except Shares) (Unaudited)

VIRGINIA TAX-FREE MONEY MARKET FUND -- CONTINUED

-------------------------------------------------------
                                  Shares or
                                  Principal
                                  Amount($)    Value($)
-------------------------------------------------------
VIRGINIA--CONTINUED
  Virginia State Commonwealth
    Transportation Board
    Authority, Ser SG 134, RB,
    2.770%, 05/15/22, Callable
    05/15/09 @ 101 (b)                3,495       3,495
  Virginia State Housing
    Developmental Authority,
    Commonwealth Mortgage, Ser
    A, RB, AMT, 3.000%, 04/01/06      3,000       3,000
  Virginia State Port Authority,
    Port Facility, Ser SG 111,
    RB, 2.820%, 07/01/24 (b)         14,705      14,705
  Virginia State Public Building
    Authority, Ser 131, RB,
    2.780%, 08/01/19, Callable
    08/01/08 @ 100 (b)                1,785       1,785
  Virginia State Public School
    Authority, Ser PT 1619, RB,
    2.770%, 08/01/08, LOC:
    Merrill Lynch Capital
    Services, Inc. (b) (c)            8,450       8,450
  Virginia State Public School
    Authority, Ser II-R 4050,
    RB, 2.790%, 08/01/17,
    Callable 08/01/13 @ 100 (b)       4,125       4,125
  Virginia State Public School
    Authority, Ser PT-2746, RB,
    2.770%, 08/01/16, Callable
    08/01/15 @ 100, LOC: State
    Aid Withholding (b)               5,800       5,800
  Virginia State Small Business
    Financing Authority, Clarke
    County Industrial
    Development Project,
    PA-1052, RB, AMT, 2.870%,
    07/01/25, LOC: Branch
    Banking & Trust Co. (b)           1,695       1,695
  Williamsburg Industrial
    Development Authority,
    Colonial Williamsburg Museum
    Foundation Project, RB,
    2.750%, 12/01/18, LOC: Bank
    of America N.A. (b)                 250         250
                                               --------
                                                447,301
                                               --------

-------------------------------------------------------
                                  Shares or
                                  Principal
                                  Amount($)    Value($)
-------------------------------------------------------
PUERTO RICO (10.5%)
  Puerto Rico Commonwealth
    Highway & Transportation
    Authority, Ser PA 472, RB,
    2.750%, 07/01/18, LOC: FSA
    (b)                               4,500       4,500
  Puerto Rico Commonwealth
    Highway & Transportation
    Authority, Ser PA 605, RB,
    2.750%, 01/01/19, LOC: MBIA
    (b) (c)                           2,100       2,100
  Puerto Rico Commonwealth
    Highway & Transportation
    Authority, Ser PA-1052, RB,
    2.780%, 01/01/10, LOC:
    Merrill Lynch Capital
    Services, Inc. (b)                8,000       8,000
  Puerto Rico Commonwealth, Ser
    PA 1229 R, GO, 2.750%,
    01/01/13, LOC: MBIA (b) (c)       7,300       7,300
  Puerto Rico Commonwealth, Ser
    PA 774 R, 2.750%, 07/01/13,
    LOC: Merrill Lynch Capital
    Services, Inc. (b) (c)            7,000       7,000
  Puerto Rico Public Building
    Authority, Ser 577, RB,
    2.750%, 07/01/21, Callable
    07/01/07 @ 101.5, LOC: AMBAC
    (b) (c)                           7,000       7,000
  Puerto Rico Public Building
    Authority, Ser PT-2973, RB,
    2.750%, 07/01/16, LOC: FGIC
    (b) (c)                           4,045       4,045
  Puerto Rico Public Finance
    Corp., Ser PA 552, RB,
    2.750%, 06/01/14, LOC: AMBAC
    (b) (c)                           7,300       7,300
  Puerto Rico Public Finance
    Corp., Ser PA-502, 2.750%,
    06/01/19, LOC: Merrill Lynch
    Capital Services, Inc. (b)
    (c)                               6,315       6,315
                                               --------
                                                 53,560
                                               --------
Total Municipal Bonds (Cost
  $511,886)                                     511,886
                                               --------

                       See Notes to Financial Statements.

SCHEDULES OF PORTFOLIO INVESTMENTS
STI CLASSIC FUNDS September 30, 2005 (Amounts in thousands, except Shares) (Unaudited)

VIRGINIA TAX-FREE MONEY MARKET FUND -- CONCLUDED

-------------------------------------------------------
                                  Shares or
                                  Principal
                                  Amount($)    Value($)
-------------------------------------------------------
MONEY MARKET FUNDS (0.4%)
  Federated Virginia Municipal
    Cash Trust, Institutional
    Class                         2,213,942       2,214
                                               --------
Total Money Market Funds (Cost
  $2,214)                                         2,214
                                               --------
Total Investments (Cost
  $514,100) (a) -- 100.4%                       514,100
Liabilities in excess of other
  assets -- (0.4)%                               (1,972)
                                               --------
Net Assets -- 100.0%                           $512,128
                                               ========

---------------

(a)Aggregate cost for federal income tax purposes differ from cost for financial reporting purposes by less than 2% of net assets and is therefore considered substantially the same.

(b)Variable rate security. Rate presented represents rate in effect at September 30, 2005. Maturity date represents actual maturity date.

(c)Rule 144A, Section 4(2) or other security which is restricted as to resale to institutional investors. The Fund's advisor has deemed this security to be liquid based upon procedures approved by the Board of Trustees.

AMBAC    -- Security insured by the American Municipal
            Bond Assurance Corporation.

AMT      -- Alternative Minimum Tax Paper.

FNMA     -- Security insured by Fannie Mae.

FSA      -- Security insured by Financial Security
            Assurance.

GO       -- General Obligation.

LOC      -- Letter of Credit.

MBIA     -- Security insured by the Municipal Bond
            Insurance Association.

RB       -- Revenue Bond.

Ser      -- Series.

XLCA     -- XL Capital Assurance, Inc.

                       See Notes to Financial Statements.

STATEMENTS OF ASSETS AND LIABILITIES
STI CLASSIC FUNDS  September 30, 2005  (Amounts in thousands)
(Unaudited)

                                                           Core      Florida      Georgia       High       High      Intermediate
                                                           Bond     Tax-Exempt   Tax-Exempt    Income     Quality        Bond
                                                           Fund     Bond Fund    Bond Fund      Fund     Bond Fund       Fund
                                                         --------   ----------   ----------   --------   ---------   ------------
Assets:
  Investments, at Cost.................................  $409,973    $182,266     $112,045    $103,515    $55,106      $69,178
                                                         ========    ========     ========    ========    =======      =======
  Investments, at Value................................  $388,403    $185,247     $115,943    $ 99,347    $54,523      $67,043
  Repurchase Agreements, at Cost.......................    17,845          --           --       4,387         --          851
                                                         --------    --------     --------    --------    -------      -------
  Total Investments....................................   406,248     185,247      115,943     103,734     54,523       67,894
                                                         --------    --------     --------    --------    -------      -------
  Interest and Dividends Receivable....................     3,249       2,706        1,497       1,802        554          655
  Receivable for Investment Securities Sold............     6,179          --           --       3,571         --       (1,541)
  Reclaims Receivable..................................        --          --           --           3         --           --
  Prepaid Expenses and Other Assets....................     1,279           7            7          17         --           69
                                                         --------    --------     --------    --------    -------      -------
  Total Assets.........................................   416,955     187,960      117,447     109,127     55,077       67,077
                                                         --------    --------     --------    --------    -------      -------
Liabilities:
  Income Distributions Payable.........................     1,327         470          337         514        165          219
  Payable for Investment Securities Purchased..........    27,843          --           --       4,131         --       (2,551)
  Payable for Capital Shares Redeemed..................        --          44          147          42         --           --
  Payable upon Return of Securities Loaned.............        --          --           --      19,995         --           --
  Investment Advisory Fees Payable.....................        79          85           53          42         19           14
  Administration Fees Payable..........................         9           4            3          --          1            2
  Compliance Services Fees Payable.....................         1          --           --          --         --           --
  Distribution and Service Fees Payable................        --          10            9          35         --           --
  Custodian Fees Payable...............................     1,109           4            2           4          5           --
  Accrued Expenses.....................................       264          19            6           3         37           95
                                                         --------    --------     --------    --------    -------      -------
  Total Liabilities....................................    30,632         636          557      24,766        227       (2,221)
                                                         --------    --------     --------    --------    -------      -------
  Total Net Assets.....................................  $386,323    $187,324     $116,890    $ 84,361    $54,850      $69,298
                                                         ========    ========     ========    ========    =======      =======
Net Assets:
  Capital..............................................  $389,520    $183,663     $113,581    $ 80,469    $56,306      $69,892
  Undistributed (Distribution in Excess of) Net
    Investment Income..................................       (56)        (11)        (735)         32         77           20
  Accumulated Net Realized Gains (Losses) on Investment
    Transactions and Foreign Currency Transactions.....       584         691          146       3,641       (950)          49
  Net Unrealized Appreciation (Depreciation) on
    Investments and Options............................    (3,725)      2,981        3,898         219       (583)        (663)
                                                         --------    --------     --------    --------    -------      -------
  Total Net Assets.....................................  $386,323    $187,324     $116,890    $ 84,361    $54,850      $69,298
                                                         ========    ========     ========    ========    =======      =======
NET ASSETS:
  I Shares.............................................  $386,055    $170,369     $104,270    $ 41,737    $54,850      $69,291
  A Shares.............................................  $    239    $  5,611     $  2,381    $    459        N/A      $     6
  C Shares.............................................  $     29    $ 11,344     $ 10,239    $ 42,165        N/A      $     1
SHARES OUTSTANDING:
  I Shares.............................................    38,212      15,483       10,137       5,630      5,576        6,891
  A Shares.............................................        23         510          231          62        N/A            1
  C Shares.............................................         3       1,028          995       5,686        N/A           --
NET ASSET VALUE AND REDEMPTION PRICE PER SHARE:
  I Shares.............................................  $  10.10    $  11.00     $  10.29    $   7.41    $  9.84      $ 10.05
  A Shares.............................................  $  10.40    $  11.01     $  10.30    $   7.42        N/A      $ 10.05
  C Shares*............................................  $  10.11    $  11.03     $  10.29    $   7.42        N/A      $ 10.05
OFFERING PRICE PER SHARE (100%/(100%-maximum sales
  charge) of net asset value adjusted to the nearest
  cent):
  I Shares.............................................  $  10.10    $  11.00     $  10.29    $   7.41    $  9.84      $ 10.05
  A Shares.............................................  $  10.92    $  11.56     $  10.81    $   7.79        N/A      $ 10.55
  C Shares.............................................  $  10.11    $  11.03     $  10.29    $   7.42        N/A      $ 10.05
Maximum Sales Charge -- A Shares.......................      4.75%       4.75%        4.75%       4.75%       N/A         4.75%

Amounts designated as "--" are $0 or have been rounded to $0.

*  Redemption price per share varies by length of time shares are held.

                       See Notes to Financial Statements.

STATEMENTS OF ASSETS AND LIABILITIES
STI CLASSIC FUNDS  September 30, 2005  (Amounts in thousands)
(Unaudited)

                                                                                                     Limited
                                                                           Investment              Term Federal
                                                              Investment     Grade      Limited      Mortgage     Maryland
                                                              Grade Bond   Tax-Exempt   Duration    Securities    Municipal
                                                                 Fund      Bond Fund      Fund         Fund       Bond Fund
                                                              ----------   ----------   --------   ------------   ---------
Assets:
  Investments, at Cost......................................   $812,978     $336,847    $58,710      $438,187      $41,555
                                                               ========     ========    =======      ========      =======
  Investments, at Value.....................................   $803,312     $339,364    $50,845      $421,904      $42,583
  Repurchase Agreements, at Cost............................      7,904           --      7,867        11,996           --
                                                               --------     --------    -------      --------      -------
  Total Investments.........................................    811,216      339,364     58,712       433,900       42,583
                                                               --------     --------    -------      --------      -------
  Interest and Dividends Receivable.........................      5,579        3,519        389         2,325          527
  Receivable for Capital Shares Sold........................          1           --         --            --           --
  Receivable for Investment Securities Sold.................     14,613        5,444        461            --        1,148
  Prepaid Expenses and Other Assets.........................        298           15         66            17            6
                                                               --------     --------    -------      --------      -------
  Total Assets..............................................    831,707      348,342     59,628       436,242       44,264
                                                               --------     --------    -------      --------      -------
Liabilities:
  Payable for Fund Overdraft................................         --           --      6,146            --           --
  Income Distributions Payable..............................      1,864          748        198         1,307          119
  Payable for Investment Securities Purchased...............     14,121       25,577          9            23        1,090
  Payable for Capital Shares Redeemed.......................         38           --         --            61           36
  Payable upon Return of Securities Loaned..................    238,573           --         --        47,747           --
  Investment Advisory Fees Payable..........................        241          131          6           160           19
  Administration Fees Payable...............................          9            7          2             9            1
  Compliance Services Fees Payable..........................          1           --         --             1           --
  Distribution and Service Fees Payable.....................         19           16         --            24           10
  Custodian Fees Payable....................................          9            7         13             7            1
  Accrued Expenses..........................................        369           29        100            44            4
                                                               --------     --------    -------      --------      -------
  Total Liabilities.........................................    255,244       26,515      6,474        49,383        1,280
                                                               --------     --------    -------      --------      -------
  Total Net Assets..........................................   $576,463     $321,827    $53,154      $386,859      $42,984
                                                               ========     ========    =======      ========      =======
Net Assets:
  Capital...................................................   $588,976     $316,685    $53,141      $402,279      $41,617
  Undistributed (Distribution in Excess of) Net Investment
    Income..................................................        941         (162)        66           (25)         (40)
  Accumulated Net Realized Gains (Losses) on Investment
    Transactions and Foreign Currency Transactions..........    (11,692)       2,787        (55)      (11,108)         379
  Net Unrealized Appreciation (Depreciation) on Investments
    and Options.............................................     (1,762)       2,517          2        (4,287)       1,028
                                                               --------     --------    -------      --------      -------
  Total Net Assets..........................................   $576,463     $321,827    $53,154      $386,859      $42,984
                                                               ========     ========    =======      ========      =======
NET ASSETS:
  I Shares..................................................   $538,574     $290,127    $53,154      $353,878      $30,878
  A Shares..................................................   $ 22,065     $ 18,462        N/A      $  6,334      $   497
  C Shares..................................................   $ 15,824     $ 13,238        N/A      $ 26,647      $11,609
SHARES OUTSTANDING:
  I Shares..................................................     51,260       25,111      5,321        35,268        2,990
  A Shares..................................................      2,100        1,596        N/A           632           48
  C Shares..................................................      1,505        1,146        N/A         2,654        1,122
NET ASSET VALUE AND REDEMPTION PRICE PER SHARE:
  I Shares..................................................   $  10.51     $  11.55    $  9.99      $  10.03      $ 10.33
  A Shares..................................................   $  10.50     $  11.57        N/A      $  10.02      $ 10.34
  C Shares*.................................................   $  10.51     $  11.55        N/A      $  10.04      $ 10.35
OFFERING PRICE PER SHARE (100%/(100%-maximum sales charge)
  of net asset value adjusted to the nearest cent):
  I Shares..................................................   $  10.51     $  11.55    $  9.99      $  10.03      $ 10.33
  A Shares..................................................   $  11.02     $  12.15        N/A      $  10.28      $ 10.86
  C Shares..................................................   $  10.51     $  11.55        N/A      $  10.04      $ 10.35
Maximum Sales Charge -- A Shares............................       4.75%        4.75%       N/A          2.50%        4.75%

Amounts designated as "--" are $0 or have been rounded to $0.

*  Redemption price per share varies by length of time shares are held.

                       See Notes to Financial Statements.

STATEMENTS OF ASSETS AND LIABILITIES
STI CLASSIC FUNDS  September 30, 2005  (Amounts in thousands)
(Unaudited)

                                                                                             Short-Term
                                                 North Carolina      Seix      Short-Term   U.S. Treasury   Strategic     Total
                                                   Tax-Exempt     High Yield      Bond       Securities      Income      Return
                                                   Bond Fund         Fund         Fund          Fund          Fund      Bond Fund
                                                 --------------   ----------   ----------   -------------   ---------   ---------
Assets:
  Investments, at Cost.........................     $40,075       $1,365,514    $403,624       $93,278      $460,402     $67,061
                                                    =======       ==========    ========       =======      ========     =======
  Investments, at Value........................     $40,314       $1,313,753    $400,485       $92,327      $445,579     $63,709
  Repurchase Agreements, at Cost...............          --           51,238          --            --         8,363       2,836
                                                    -------       ----------    --------       -------      --------     -------
  Total Investments............................      40,314        1,364,991     400,485        92,327       453,942      66,545
                                                    -------       ----------    --------       -------      --------     -------
  Cash.........................................          --               --          --            --            98          --
  Interest and Dividends Receivable............         605           22,272       2,463           857         3,758         545
  Receivable for Capital Shares Sold...........          --              140          --             2             2          --
  Receivable for Investment Securities Sold....          --           11,017          --            --         2,582       2,706
  Reclaims Receivable..........................          --                7          --            --           146           3
  Prepaid Expenses and Other Assets............           5               --          14            13             6           4
                                                    -------       ----------    --------       -------      --------     -------
  Total Assets.................................      40,924        1,398,427     402,962        93,199       460,534      69,803
                                                    -------       ----------    --------       -------      --------     -------
Liabilities:
  Income Distributions Payable.................         106            6,486         819           194         1,091         222
  Payable for Investment Securities
    Purchased..................................          --           13,999          --            --         3,610       4,177
  Payable for Capital Shares Redeemed..........          --               --          42            28            44          --
  Payable upon Return of Securities Loaned.....          --          123,223     105,154            --       137,985          --
  Investment Advisory Fees Payable.............          19              450          98            31           158          19
  Administration Fees Payable..................          --               28           7            --             7           1
  Compliance Services Fees Payable.............          --                2          --            --            --          --
  Distribution and Service Fees Payable........          --                6          11            23            56          --
  Custodian Fees Payable.......................           4               40           6             2            45           6
  Accrued Expenses.............................           4              141          32             6            28           4
                                                    -------       ----------    --------       -------      --------     -------
  Total Liabilities............................         133          144,375     106,169           284       143,024       4,429
                                                    -------       ----------    --------       -------      --------     -------
  Total Net Assets.............................     $40,791       $1,254,052    $296,793       $92,915      $317,510     $65,374
                                                    =======       ==========    ========       =======      ========     =======
Net Assets:
  Capital......................................     $40,750       $1,241,801    $310,999       $95,105      $315,529     $66,558
  Undistributed (Distribution in Excess of) Net
    Investment Income..........................         (64)              24          59            (1)        4,050         (22)
  Accumulated Net Realized Gains (Losses) on
    Investment Transactions and Foreign
    Currency Transactions......................        (134)          12,750     (11,126)       (1,238)        3,336        (646)
  Net Unrealized Appreciation (Depreciation) on
    Investments and Options....................         239             (523)     (3,139)         (951)       (5,405)       (516)
                                                    -------       ----------    --------       -------      --------     -------
  Total Net Assets.............................     $40,791       $1,254,052    $296,793       $92,915      $317,510     $65,374
                                                    =======       ==========    ========       =======      ========     =======
NET ASSETS:
  I Shares.....................................     $40,791       $1,237,395    $278,560       $60,795      $249,621     $65,374
  A Shares.....................................     $    --       $   11,714    $  6,066       $ 4,918      $  2,757         N/A
  C Shares.....................................     $    --       $    4,943    $ 12,167       $27,202      $ 65,132         N/A
SHARES OUTSTANDING:
  I Shares.....................................       4,085          112,872      28,739         6,157        24,807       6,577
  A Shares.....................................          --            1,092         624           499           273         N/A
  C Shares.....................................          --              451       1,253         2,760         6,469         N/A
NET ASSET VALUE AND REDEMPTION PRICE PER SHARE:
  I Shares.....................................     $  9.99       $    10.96    $   9.69       $  9.87      $  10.06     $  9.94
  A Shares.....................................     $  9.97       $    10.73    $   9.72       $  9.86      $  10.11         N/A
  C Shares*....................................     $  9.98       $    10.96    $   9.71       $  9.86      $  10.07         N/A
OFFERING PRICE PER SHARE (100%/(100%-maximum
  sales charge) of net asset value adjusted to
  the nearest cent):
  I Shares.....................................     $  9.99       $    10.96    $   9.69       $  9.87      $  10.06     $  9.94
  A Shares.....................................     $ 10.47       $    11.27    $   9.97       $ 10.11      $  10.61         N/A
  C Shares.....................................     $  9.98       $    10.96    $   9.71       $  9.86      $  10.07         N/A
Maximum Sales Charge -- A Shares...............        4.75%            4.75%       2.50%         2.50%         4.75%        N/A

Amounts designated as "--" are $0 or have been rounded to $0.

*  Redemption price per share varies by length of time shares are held.

                       See Notes to Financial Statements.

STATEMENTS OF ASSETS AND LIABILITIES
STI CLASSIC FUNDS  September 30, 2005  (Amounts in thousands)
(Unaudited)

                                                                           U.S. Government                 Virginia
                                                              U.S.           Securities       Ultra-     Intermediate   Virginia
                                                           Government        Ultra-Short       Short      Municipal     Municipal
                                                         Securities Fund      Bond Fund      Bond Fund    Bond Fund     Bond Fund
                                                         ---------------   ---------------   ---------   ------------   ---------
Assets:
  Investments, at Cost.................................     $546,215           $69,776       $230,591      $179,431      $54,709
                                                            ========           =======       ========      ========      =======
  Investments, at Value................................     $530,132           $62,692       $224,597      $182,642      $56,285
  Repurchase Agreements, at Cost.......................       13,787             6,873          5,214            --           --
                                                            --------           -------       --------      --------      -------
  Total Investments....................................      543,919            69,565        229,811       182,642       56,285
                                                            --------           -------       --------      --------      -------
  Interest and Dividends Receivable....................        2,820               258          1,072         2,511          740
  Receivable for Investment Securities Sold............        7,560                --             --           244        1,010
  Prepaid Expenses and Other Assets....................           14                 6              7            10            6
                                                            --------           -------       --------      --------      -------
  Total Assets.........................................      554,313            69,829        230,890       185,407       58,041
                                                            --------           -------       --------      --------      -------
Liabilities:
  Income Distributions Payable.........................        1,142               199            671           484          159
  Payable for Investment Securities Purchased..........        7,416                36             13         1,974        1,237
  Payable for Capital Shares Redeemed..................            7                --             --             8           --
  Payable upon Return of Securities Loaned.............      176,341               665          2,818            --           --
  Investment Advisory Fees Payable.....................          151                11             41            83           26
  Administration Fees Payable..........................            8                --              5             4           --
  Distribution and Service Fees Payable................            9                --             --             1            4
  Custodian Fees Payable...............................            5                 3              7             3            2
  Accrued Expenses.....................................           41                 8             27            16           (5)
                                                            --------           -------       --------      --------      -------
  Total Liabilities....................................      185,120               922          3,582         2,573        1,423
                                                            --------           -------       --------      --------      -------
  Total Net Assets.....................................     $369,193           $68,907       $227,308      $182,834      $56,618
                                                            ========           =======       ========      ========      =======
Net Assets:
  Capital..............................................     $374,100           $70,164       $229,298      $178,392      $54,520
  Undistributed (Distribution in Excess of) Net
    Investment Income..................................          587                57            160            (8)         (17)
  Accumulated Net Realized Gains (Losses) on Investment
    Transactions.......................................       (3,198)           (1,103)        (1,370)        1,239          539
  Net Unrealized Appreciation (Depreciation) on
    Investments........................................       (2,296)             (211)          (780)        3,211        1,576
                                                            --------           -------       --------      --------      -------
  Total Net Assets.....................................     $369,193           $68,907       $227,308      $182,834      $56,618
                                                            ========           =======       ========      ========      =======
NET ASSETS:
  I Shares.............................................     $356,254           $68,907       $227,308      $176,104      $50,988
  A Shares.............................................     $  3,117               N/A            N/A      $  6,721      $   368
  C Shares.............................................     $  9,822               N/A            N/A      $      9      $ 5,262
SHARES OUTSTANDING:
  I Shares.............................................       34,231             6,969         22,753        17,295        4,884
  A Shares.............................................          300               N/A            N/A           660           35
  C Shares.............................................          944               N/A            N/A             1          502
NET ASSET VALUE AND REDEMPTION PRICE PER SHARE:
  I Shares.............................................     $  10.41           $  9.89       $   9.99      $  10.18      $ 10.44
  A Shares.............................................     $  10.40               N/A            N/A      $  10.18      $ 10.43
  C Shares*............................................     $  10.41               N/A            N/A      $  10.18      $ 10.49
OFFERING PRICE PER SHARE (100%/(100%-maximum sales
  charge) of net asset value adjusted to the nearest
  cent):
  I Shares.............................................     $  10.41           $  9.89       $   9.99      $  10.18      $ 10.44
  A Shares.............................................     $  10.92               N/A            N/A      $  10.69      $ 10.95
  C Shares.............................................     $  10.41               N/A            N/A      $  10.18      $ 10.49
Maximum Sales Charge -- A Shares.......................         4.75%              N/A            N/A          4.75%        4.75%

Amounts designated as "--" are $0 or have been rounded to $0.

*  Redemption price per share varies by length of time shares are held.

                       See Notes to Financial Statements.

STATEMENTS OF ASSETS AND LIABILITIES
STI CLASSIC FUNDS  September 30, 2005  (Amounts in thousands)
(Unaudited)

                                                                                   U.S. Government                     Virginia
                                                    Prime Quality    Tax-Exempt      Securities      U.S. Treasury     Tax-Free
                                                    Money Market    Money Market    Money Market     Money Market    Money Market
                                                        Fund            Fund            Fund             Fund            Fund
                                                    -------------   ------------   ---------------   -------------   ------------
Assets:
  Total Investments, at Cost......................   $5,677,768      $1,807,876       $700,496        $1,428,438       $514,100
                                                     ==========      ==========       ========        ==========       ========
  Investments, at Value...........................   $5,565,941      $1,807,876       $445,086        $  298,930       $514,100
  Repurchase Agreements, at Value.................      111,827              --        255,410         1,129,508             --
                                                     ----------      ----------       --------        ----------       --------
  Total Investments, at Value.....................    5,677,768       1,807,876        700,496         1,428,438        514,100
                                                     ----------      ----------       --------        ----------       --------
  Accrued Income..................................       13,570           8,160          1,500             7,847          2,037
  Receivable for Investment Securities Sold.......           --              --              5           113,475             --
  Prepaid Expenses and Other Assets...............           34              11             18                25              6
                                                     ----------      ----------       --------        ----------       --------
  Total Assets....................................    5,691,372       1,816,047        702,019         1,549,785        516,143
                                                     ----------      ----------       --------        ----------       --------
Liabilities:
  Income Distributions Payable....................       14,001           2,908          1,735             3,477            883
  Payable for Investment Securities Purchased.....          332              --            703             3,367          2,835
  Investment Advisory Fees Payable................        2,307             639            332               656            177
  Administration Fees Payable.....................          122              39             16                33             12
  Compliance Services Fees Payable................            8               2              1                 2              1
  Distribution and Service Fees Payable...........          318              85             31                 1             39
  Custodian Fees Payable..........................           90              34             11                15              9
  Accrued Expenses................................          747             199             68               161             59
                                                     ----------      ----------       --------        ----------       --------
  Total Liabilities...............................       17,925           3,906          2,897             7,712          4,015
                                                     ----------      ----------       --------        ----------       --------
  Total Net Assets................................   $5,673,447      $1,812,141       $699,122        $1,542,073       $512,128
                                                     ==========      ==========       ========        ==========       ========
Net Assets:
  Capital.........................................   $5,673,548      $1,812,067       $699,121        $1,542,219       $512,020
  Undistributed (Distribution in Excess of) Net
    Investment Income.............................          (74)             --             --                62              6
  Accumulated Net Realized Gain (Loss) on
    Investments...................................          (27)             74              1              (208)           102
                                                     ----------      ----------       --------        ----------       --------
  Total Net Assets................................   $5,673,447      $1,812,141       $699,122        $1,542,073       $512,128
                                                     ==========      ==========       ========        ==========       ========
NET ASSETS:
  I Shares........................................   $2,943,879      $1,036,061       $451,431        $1,537,681       $203,594
  A Shares........................................   $2,723,369      $  776,080       $247,691        $    4,392       $308,534
  C Shares........................................   $    6,199             N/A            N/A               N/A            N/A
SHARES OUTSTANDING:
  I Shares........................................    2,943,972       1,035,983        451,430         1,537,826        203,553
  A Shares........................................    2,723,377         776,084        247,692             4,393        308,467
  C Shares........................................        6,199             N/A            N/A               N/A            N/A
NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER
  SHARE:
  I Shares........................................   $     1.00      $     1.00       $   1.00        $     1.00       $   1.00
  A Shares........................................   $     1.00      $     1.00       $   1.00        $     1.00       $   1.00
  C Shares*.......................................   $     1.00             N/A            N/A               N/A            N/A

Amounts designated as "--" are $0 or have been rounded to $0.

*  Redemption price per share varies by length of time shares are held.

                       See Notes to Financial Statements.

STATEMENTS OF OPERATIONS
STI CLASSIC FUNDS For the Six Month Period ended September 30, 2005 (Amounts in thousands)
(Unaudited)

                                                        Core      Florida      Georgia      High
                                                        Bond     Tax-Exempt   Tax-Exempt   Income   High Quality    Intermediate
                                                      Fund (a)   Bond Fund    Bond Fund     Fund    Bond Fund (a)   Bond Fund (a)
                                                      --------   ----------   ----------   ------   -------------   -------------
Investment Income:
  Interest Income...................................  $ 7,446      $3,292       $1,412     $3,630      $1,133          $1,286
  Dividend Income...................................       --         155           26        108           8              --
  Security Lending Income...........................       --          --           --         44          --              --
                                                      -------      ------       ------     ------      ------          ------
  Total Investment Income...........................    7,446       3,447        1,438      3,782       1,141           1,286
                                                      -------      ------       ------     ------      ------          ------
Expenses:
  Investment Advisory Fees..........................      441         576          351        341         137              79
  Administration and Fund Accounting Fees...........       47          25           15         12           8               8
  Compliance Services Fees..........................        2           1            1         --          --              --
  Distribution Fees -- A Shares.....................       --           5            2          1          --              --
  Distribution and Service Fees -- C Shares.........       --          60           53        230          --              --
  Shareholder Service Fees -- Institutional
    Shares..........................................       --                                              31              --
  Shareholder Service Fees -- T Shares..............      114                                              30               5
  Custodian Fees....................................    1,105           6            5          8           4             (74)
  Professional Fees.................................      226           5            3          2          56             371
  Insurance Fees....................................       --           3            1          2          (1)              1
  Registration Fees.................................       17           8            8          8         (12)             95
  Transfer Agent Fees...............................     (236)          3            2         10          (4)            (35)
  Printing Fees.....................................     (331)          7            5          6         (34)            (63)
  Trustees Fees.....................................     (113)          2            1          1         (15)            (27)
  Other Expenses....................................     (609)          2            4          8          11            (251)
                                                      -------      ------       ------     ------      ------          ------
  Total Expenses....................................      663         703          451        629         211             109
    Less: Investment Advisory Fees Waived...........       --         (24)         (18)       (57)        (37)             --
    Less: Administration Fees Waived................       --          --           --         (4)         --              --
    Less: Shareholder Service Fees
      Waived -- Institutional Shares................       --                                              (6)             --
    Less: Shareholder Service Fees Waived -- T
      Shares........................................      (79)                                             (2)             --
    Less: Distribution Fees Waived -- A Shares......       --          --           --         --          --              --
    Less: Distribution and Service Fees Waived -- C
      Shares........................................       --         (10)          (8)       (47)         --              --
                                                      -------      ------       ------     ------      ------          ------
  Net Expenses......................................      584         669          425        521         166             109
                                                      -------      ------       ------     ------      ------          ------
  Net Investment Income.............................    6,862       2,778        1,013      3,261         975           1,177
                                                      -------      ------       ------     ------      ------          ------
Net Realized and Unrealized Gain (Loss) on
  Investments:
  Net Realized Gain on Investments Sold.............    1,216         835           43         53          29              33
  Net Change in Unrealized Appreciation
    (Depreciation) on Investments...................   (2,475)        751        1,604        234         (89)           (288)
                                                      -------      ------       ------     ------      ------          ------
  Total Net Realized and Unrealized Gain (Loss) on
    Investments.....................................   (1,259)      1,586        1,647        287         (60)           (255)
                                                      -------      ------       ------     ------      ------          ------
  Change in Net Assets from Operations..............  $ 5,603      $4,364       $2,660     $3,548      $  915          $  922
                                                      =======      ======       ======     ======      ======          ======

(a) Effective August 1, 2005, the T Shares of this fund were no longer offered.

Amounts designated as "--" are $0 or have been rounded to $0.

                       See Notes to Financial Statements.

STATEMENTS OF OPERATIONS
STI CLASSIC FUNDS For the Six Month Period ended September 30, 2005 (Amounts in thousands)
(Unaudited)

                                                       Investment   Investment Grade     Limited       Limited Term     Maryland
                                                         Grade         Tax-Exempt       Duration     Federal Mortgage   Municipal
                                                       Bond Fund       Bond Fund       Fund (a)(b)   Securities Fund    Bond Fund
                                                       ----------   ----------------   -----------   ----------------   ---------
Investment Income:
  Interest Income....................................   $13,417          $4,939          $1,209           $7,699          $930
  Dividend Income....................................        --             272              --               --             9
  Security Lending Income............................       541              --              --               16            --
                                                        -------          ------          ------           ------          ----
  Total Investment Income............................    13,958           5,211           1,209            7,715           939
                                                        -------          ------          ------           ------          ----
Expenses:
  Investment Advisory Fees...........................     2,030           1,020              38            1,198           135
  Administration and Fund Accounting Fees............        82              42              18               53             6
  Compliance Services Fees...........................         2               1              --                2            --
  Distribution Fees -- A Shares......................        45              35                                7            --
  Distribution and Service Fees -- C Shares..........        84              73              --              153            64
  Shareholder Service Fees -- Institutional Shares...                                        --
  Shareholder Service Fees -- T Shares...............                                        --
  Custodian Fees.....................................         7               7             (10)               4             3
  Professional Fees..................................       (60)              8             250                9             1
  Insurance Fees.....................................       (60)              3               9                6            --
  Registration Fees..................................      (182)             18             (62)              25             6
  Transfer Agent Fees................................       569               6             (39)              11             2
  Printing Fees......................................      (207)             10            (100)              14             2
  Trustees Fees......................................         6               3              (7)               4            --
  Other Expenses.....................................        25               4             (69)               7            --
                                                        -------          ------          ------           ------          ----
  Total Expenses.....................................     2,341           1,230              28            1,493           219
    Less: Investment Advisory Fees Waived............        (4)             (3)             --              (45)           (9)
    Less: Administration Fees Waived.................        --              --              --               --            --
    Less: Shareholder Service Fees
      Waived -- Institutional Shares.................                                        --
    Less: Shareholder Service Fees Waived -- T
      Shares.........................................                                        --
    Less: Distribution Fees Waived -- A Shares.......        --              --              --               --            --
    Less: Distribution and Service Fees Waived -- C
      Shares.........................................        (3)             (3)             --              (36)           --
                                                        -------          ------          ------           ------          ----
  Net Expenses.......................................     2,334           1,224              28            1,412           210
                                                        -------          ------          ------           ------          ----
  Net Investment Income..............................    11,624           3,987           1,181            6,303           729
                                                        -------          ------          ------           ------          ----
Net Realized and Unrealized Gain (Loss) on
  Investments:
  Net Realized Gain (Loss) on Investments Sold.......     2,969           1,442             (45)            (831)          212
  Net Change in Unrealized Appreciation
    (Depreciation) on Investments....................    (2,352)          1,142               1              253            40
                                                        -------          ------          ------           ------          ----
  Total Net Realized and Unrealized Gain (Loss) on
    Investments......................................       617           2,584             (44)            (578)          252
                                                        -------          ------          ------           ------          ----
  Change in Net Assets from Operations...............   $12,241          $6,571          $1,137           $5,725          $981
                                                        =======          ======          ======           ======          ====

(a) Effective August 1, 2005, the T Shares of this fund were no longer offered.

(b) Effective August 1, 2005, the C Shares of this fund were no longer offered.

Amounts designated as "--" are $0 or have been rounded to $0.

                       See Notes to Financial Statements.

STATEMENTS OF OPERATIONS
STI CLASSIC FUNDS For the Six Month Period ended September 30, 2005 (Amounts in thousands)
(Unaudited)

                                           North Carolina      Seix      Short-Term     Short-Term      Strategic
                                             Tax-Exempt     High Yield      Bond       U.S. Treasury     Income     Total Return
                                             Bond Fund       Fund (a)       Fund      Securities Fund     Fund      Bond Fund (a)
                                           --------------   ----------   ----------   ---------------   ---------   -------------
Investment Income:
  Interest Income........................      $  744        $43,502       $5,351         $1,585         $ 7,278       $1,407
  Dividend Income........................          19             25           76              9              65           --
  Security Lending Income................          --            106           81             --             337           --
  Less: Foreign Taxes Withheld...........          --             --           --             --              (6)          (1)
                                               ------        -------       ------         ------         -------       ------
  Total Investment Income................         763         43,633        5,508          1,594           7,674        1,406
                                               ------        -------       ------         ------         -------       ------
Expenses:
  Investment Advisory Fees...............         124          3,091          865            292           1,194          136
  Administration and Fund Accounting
    Fees.................................           6            164           41             14              42            9
  Compliance Services Fees...............          --              5            1             --               1           --
  Distribution Fees -- A Shares..........          --             13            7              5               6
  Distribution and Service Fees -- C
    Shares...............................          --             21           67            151             363
  Shareholder Service
    Fees -- Institutional Shares.........                         --                                                       40
  Shareholder Service Fees -- T Shares...                          2                                                        7
  Custodian Fees.........................           2            (43)           5              3              71            7
  Professional Fees......................          69             37            8              2               7            2
  Insurance Fees.........................           3            130            4              2               2            1
  Registration Fees......................           1             22           19             15              12            2
  Transfer Agent Fees....................           3             (5)           6              9              15           --
  Printing Fees..........................         (60)           (88)          14              4              10            2
  Trustees Fees..........................          --              2            3              1               2            1
  Other Expenses.........................           1             15           14              8               5            9
                                               ------        -------       ------         ------         -------       ------
  Total Expenses.........................         149          3,366        1,054            506           1,730          216
    Less: Investment Advisory Fees
      Waived.............................          (6)           (69)         (51)           (26)            (93)          (3)
    Less: Administration Fees Waived.....          --             --           --             (4)             --           (1)
    Less: Shareholder Service Fees
      Waived -- Institutional Shares.....                         --                                                       (9)
    Less: Shareholder Service Fees
      Waived -- T Shares.................                         --                                                       (1)
    Less: Distribution Fees Waived -- A
      Shares.............................          --             --           --             --              (1)
    Less: Distribution and Service Fees
      Waived -- C Shares.................          --             (4)         (18)           (55)           (103)
                                               ------        -------       ------         ------         -------       ------
  Net Expenses...........................         143          3,293          985            421           1,533          202
                                               ------        -------       ------         ------         -------       ------
  Net Investment Income..................         620         40,340        4,523          1,173           6,141        1,204
                                               ------        -------       ------         ------         -------       ------
Net Realized and Unrealized Gain (Loss)
  on Investments, Options and Foreign
  Currency Transactions:
  Net Realized Gain (Loss) on Investments
    Sold, Forward Foreign Currency
    Contracts and Foreign Currency
    Transactions.........................           1         (4,332)        (959)          (310)         (1,666)         189
  Net Change in Unrealized Appreciation
    (Depreciation) on Investments,
    Options, Forward Foreign Currency
    Contracts, Foreign Currencies and
    Translation of Other Assets and
    Liabilities in Foreign Currency......         470          7,221          (21)            38          (3,776)        (330)
                                               ------        -------       ------         ------         -------       ------
  Total Net Realized and Unrealized Gain
    (Loss) on Investments, Options and
    Foreign Currency Transactions........         471          2,889         (980)          (272)         (5,442)        (141)
                                               ------        -------       ------         ------         -------       ------
  Change in Net Assets from Operations...      $1,091        $43,229       $3,543         $  901         $   699       $1,063
                                               ======        =======       ======         ======         =======       ======

(a) Effective August 1, 2005, the T Shares of this fund were no longer offered.

Amounts designated as "--" are $0 or have been rounded to $0.

                       See Notes to Financial Statements.

STATEMENTS OF OPERATIONS
STI CLASSIC FUNDS For the Six Month Period ended September 30, 2005 (Amounts in thousands)
(Unaudited)

                                                                        U.S. Government                    Virginia
                                                                          Securities      Ultra-Short    Intermediate   Virginia
                                                      U.S. Government     Ultra-Short         Bond        Municipal     Municipal
                                                      Securities Fund    Bond Fund (b)      Fund (a)      Bond Fund     Bond Fund
                                                      ---------------   ---------------   ------------   ------------   ---------
Investment Income:
  Interest Income...................................      $ 7,589            $956            $3,949         $3,636       $1,185
  Dividend Income...................................           --               2                 2             18           13
  Security Lending Income...........................          200               1                 7             --           --
  Less: Foreign Taxes Withheld......................           --              --                --             --           --
                                                          -------            ----            ------         ------       ------
  Total Investment Income...........................        7,789             959             3,958          3,654        1,198
                                                          -------            ----            ------         ------       ------
Expenses:
  Investment Advisory Fees..........................        1,157              94               462            566          175
  Administration and Fund Accounting Fees...........           47               8                31             25            8
  Compliance Services Fees..........................            2              --                 1              1           --
  Distribution Fees -- A Shares.....................            6                                                5           --
  Distribution and Service Fees -- C Shares.........           55              17                               --           30
  Shareholder Service Fees -- Institutional
    Shares..........................................                           35                57
  Shareholder Service Fees -- T Shares..............                                            132
  Custodian Fees....................................            4               5                 7              6            4
  Professional Fees.................................            9               1                 6              5            1
  Insurance Fees....................................            5               1                 3              3            1
  Registration Fees.................................           23               8                12              8            7
  Transfer Agent Fees...............................            7               2                 1              2            1
  Printing Fees.....................................           13               2                 5             18            3
  Trustees Fees.....................................            3               1                 2              2            2
  Other Expenses....................................           12              10                14              5            6
                                                          -------            ----            ------         ------       ------
  Total Expenses....................................        1,343             184               733            646          238
    Less: Investment Advisory Fees Waived...........           (5)            (56)             (206)           (11)          (4)
    Less: Administration Fees Waived................           --              (3)               --             --           (3)
    Less: Shareholder Service Fees
      Waived -- Institutional Shares................                          (35)              (43)
    Less: Shareholder Service Fees Waived -- T
      Shares........................................                                             --
    Less: Distribution Fees Waived -- A Shares......           --                                               (1)          --
    Less: Distribution and Service Fees Waived -- C
      Shares........................................           (1)             (4)                              --           --
                                                          -------            ----            ------         ------       ------
  Net Expenses......................................        1,337              86               484            634          231
                                                          -------            ----            ------         ------       ------
  Net Investment Income.............................        6,452             873             3,474          3,020          967
                                                          -------            ----            ------         ------       ------
Net Realized and Unrealized Gain (Loss) on
  Investments:
  Net Realized Gain (Loss) on Investments Sold......        1,369             (72)             (231)           472          260
  Net Change in Unrealized Appreciation
    (Depreciation) on Investments...................       (1,857)             41               (51)           809          219
                                                          -------            ----            ------         ------       ------
  Total Net Realized and Unrealized Gain (Loss) on
    Investments.....................................         (488)            (31)             (282)         1,281          479
                                                          -------            ----            ------         ------       ------
  Change in Net Assets from Operations..............      $ 5,964            $842            $3,192         $4,301       $1,446
                                                          =======            ====            ======         ======       ======

(a) Effective August 1, 2005, the T Shares of this fund were no longer offered.

(b) Effective August 1, 2005, the C Shares of this fund were no longer offered.

Amounts designated as "--" are $0 or have been rounded to $0.

                       See Notes to Financial Statements.

STATEMENTS OF OPERATIONS
STI CLASSIC FUNDS For the Six Month Period ended September 30, 2005 (Amounts in thousands)
(Unaudited)

                                                    Prime Quality                  U.S. Government                     Virginia
                                                        Money        Tax-Exempt      Securities      U.S. Treasury     Tax-Free
                                                       Market       Money Market    Money Market     Money Market    Money Market
                                                        Fund            Fund            Fund             Fund            Fund
                                                    -------------   ------------   ---------------   -------------   ------------
Investment Income:
  Interest Income.................................     $87,384        $19,876          $11,780          $21,633         $5,940
  Dividend Income.................................       2,227            415               --               --            124
                                                       -------        -------          -------          -------         ------
  Total Investment Income.........................      89,611         20,291           11,780           21,633          6,064
                                                       -------        -------          -------          -------         ------
Expenses:
  Investment Advisory Fees........................      16,436          4,155            2,317            4,349            970
  Administration Fees.............................         732            219              101              190             65
  Compliance Services Fees........................          24              8                3                7              2
  Distribution Fees -- A Shares...................       2,080            434              187                3            432
  Distribution and Service Fees -- C Shares.......          24             --               --               --             --
  Custodian Fees..................................          98             36               10               13              9
  Professional Fees...............................         190             51               15               34             15
  Insurance Fees..................................          98             25                9               14              6
  Registration Fees...............................         230             57               32               38             24
  Transfer Agent Fees.............................          17             10                2                2              3
  Printing Fees...................................         246             47               20               39             13
  Trustees' Fees..................................          79             27               10               13              7
  Other Expenses..................................         115             63               20               17             21
                                                       -------        -------          -------          -------         ------
  Total Expenses..................................      20,369          5,132            2,726            4,719          1,567
    Less: Investment Advisory Fees Waived.........      (1,596)          (463)            (203)            (338)            --
    Less: Distribution Fees Waived -- A Shares....          --             --               --               --           (175)
    Less: Distribution and Service Fees
      Waived -- C Shares..........................         (15)            --               --               --             --
                                                       -------        -------          -------          -------         ------
  Net Expenses....................................      18,758          4,669            2,523            4,381          1,392
                                                       -------        -------          -------          -------         ------
  Net Investment Income...........................      70,853         15,622            9,257           17,252          4,672
                                                       -------        -------          -------          -------         ------
Net Realized Gain (Loss) on Investments:
  Net Realized Gain (Loss) on Investment Sold.....          17             74               --              (10)           103
                                                       -------        -------          -------          -------         ------
  Total Net Realized Gain (Loss) on Investments...          17             74               --              (10)           103
                                                       -------        -------          -------          -------         ------
  Net Increase in Net Assets from Operations......     $70,870        $15,696          $ 9,257          $17,242         $4,775
                                                       =======        =======          =======          =======         ======

Amounts designated as "--" are $0 or have been rounded to $0.

                       See Notes to Financial Statements.

STATEMENTS OF CHANGES IN NET ASSETS
STI CLASSIC FUNDS  For the Periods Indicated  (Amounts in thousands)

                                                    Core                            Florida Tax-Exempt
                                                Bond Fund (a)                            Bond Fund
                                     -----------------------------------    -----------------------------------
                                      04/01/05-    11/01/04-   11/01/03-     04/01/05-    06/01/04-   06/01/03-
                                      09/30/05     03/31/05    10/31/04      09/30/05     03/31/05    05/31/04
                                     -----------   ---------   ---------    -----------   ---------   ---------
                                     (Unaudited)                            (Unaudited)
Operations:
  Net Investment Income............   $  6,862     $  2,179     $ 1,648      $  2,778     $  4,207    $  5,453
  Net Realized Gain (Loss) on
    Investments Sold...............      1,216         (433)        587           835         (145)      3,674
  Net Change in Unrealized
    Appreciation (Depreciation) on
    Investments....................     (2,475)      (2,062)        302           751        1,892     (13,497)
                                      --------     --------     -------      --------     --------    --------
  Change in Net Assets from
    Operations.....................      5,603         (316)      2,537         4,364        5,954      (4,370)
                                      --------     --------     -------      --------     --------    --------
Dividends and Distributions to
  Shareholders:
  Net Investment Income:
    I Shares.......................     (5,172)      (1,571)     (1,696)       (2,563)      (3,792)     (4,630)
    T Shares.......................     (1,742)        (674)
    A Shares.......................         (5)          (5)         (6)          (84)        (150)       (170)
    C Shares.......................         --           --          --          (131)        (280)       (662)
  Realized Capital Gains:
    I Shares.......................         --         (562)       (758)           --       (1,824)     (3,033)
    T Shares.......................         --           --          --
    A Shares.......................         --           (2)         (6)           --          (84)       (106)
    C Shares.......................         --           --          --            --         (178)       (513)
                                      --------     --------     -------      --------     --------    --------
  Total Dividends and
    Distributions..................     (6,919)      (2,814)     (2,466)       (2,778)      (6,308)     (9,114)
                                      --------     --------     -------      --------     --------    --------
  Change in Net Assets from Capital
    Transactions...................     89,867      244,464      22,402         9,762      (14,593)      8,552
                                      --------     --------     -------      --------     --------    --------
  Change in Net Assets.............     88,551      241,334      22,473        11,348      (14,947)     (4,932)
                                      --------     --------     -------      --------     --------    --------
Net Assets:
  Beginning of Period..............    297,772       56,438      33,965       175,976      190,923     195,855
                                      --------     --------     -------      --------     --------    --------
  End of Period....................   $386,323     $297,772     $56,438      $187,324     $175,976    $190,923
                                      ========     ========     =======      ========     ========    ========
Undistributed (Distributions in
  Excess of) Net Investment Income,
  End of Period....................   $    (56)    $      1     $   (56)     $    (11)    $    (11)   $      4
                                      ========     ========     =======      ========     ========    ========

                                             Georgia Tax-Exempt
                                                  Bond Fund
                                     -----------------------------------
                                      04/01/05-    06/01/04-   06/01/03-
                                      09/30/05     03/31/05    05/31/04
                                     -----------   ---------   ---------
                                     (Unaudited)
Operations:
  Net Investment Income............   $  1,013     $  2,966    $  3,771
  Net Realized Gain (Loss) on
    Investments Sold...............         43          104       3,872
  Net Change in Unrealized
    Appreciation (Depreciation) on
    Investments....................      1,604        1,978     (10,196)
                                      --------     --------    --------
  Change in Net Assets from
    Operations.....................      2,660        5,048      (2,553)
                                      --------     --------    --------
Dividends and Distributions to
  Shareholders:
  Net Investment Income:
    I Shares.......................     (1,710)      (2,528)     (3,265)
    T Shares.......................
    A Shares.......................        (40)         (70)        (91)
    C Shares.......................       (136)        (232)       (416)
  Realized Capital Gains:
    I Shares.......................         --       (2,127)       (694)
    T Shares.......................
    A Shares.......................         --          (64)        (19)
    C Shares.......................         --         (255)       (114)
                                      --------     --------    --------
  Total Dividends and
    Distributions..................     (1,886)      (5,276)     (4,599)
                                      --------     --------    --------
  Change in Net Assets from Capital
    Transactions...................      6,289       (4,144)      3,264
                                      --------     --------    --------
  Change in Net Assets.............      7,063       (4,372)     (3,888)
                                      --------     --------    --------
Net Assets:
  Beginning of Period..............    109,827      114,199     118,087
                                      --------     --------    --------
  End of Period....................   $116,890     $109,827    $114,199
                                      ========     ========    ========
Undistributed (Distributions in
  Excess of) Net Investment Income,
  End of Period....................   $   (735)    $    138    $      2
                                      ========     ========    ========

(a) Effective August 1, 2005, the T Shares of this fund were no longer offered.

Amounts designated as "-- " are either $0 or have been rounded to $0.

                       See Notes to Financial Statements.

STATEMENTS OF CHANGES IN NET ASSETS
STI CLASSIC FUNDS  For the Periods Indicated  (Amounts in thousands)

                                                    High                                High Quality                Intermediate
                                                 Income Fund                           Bond Fund (a)                Bond Fund (a)
                                     -----------------------------------    ------------------------------------    -----------
                                      04/01/05-    06/01/04-   06/01/03-     04/01/05-    06/01/04-   10/27/03*-     04/01/05-
                                      09/30/05     03/31/05    05/31/04      09/30/05     03/31/05     05/31/04      09/30/05
                                     -----------   ---------   ---------    -----------   ---------   ----------    -----------
                                     (Unaudited)                            (Unaudited)                             (Unaudited)
Operations:
  Net Investment Income............   $  3,261     $  7,181    $ 14,340       $   975     $  2,623     $  1,023       $ 1,177
  Net Realized Gain (Loss) on
    Investments Sold...............         53        5,788       3,353            29         (936)         197            33
  Net Change in Unrealized
    Appreciation (Depreciation) on
    Investments....................        234       (1,932)        931           (89)       2,388       (2,882)         (288)
                                      --------     --------    --------       -------     --------     --------       -------
  Change in Net Assets from
    Operations.....................      3,548       11,037      18,624           915        4,075       (1,662)          922
                                      --------     --------    --------       -------     --------     --------       -------
Dividends and Distributions to
  Shareholders:
  Net Investment Income:
    I Shares.......................     (1,710)      (3,412)     (7,786)         (731)        (819)        (267)       (1,098)
    T Shares.......................                                              (229)      (1,765)        (789)          (96)
    A Shares.......................        (19)         (68)        (64)                                                   --
    C Shares.......................     (1,532)      (3,668)     (6,492)                                                   --
  Realized Capital Gains:
    I Shares.......................         --       (1,488)         --            --          (50)          --            --
    T Shares.......................                                                --         (134)          --            --
    A Shares.......................         --          (23)         --                                                    --
    C Shares.......................         --       (1,711)         --                                                    --
                                      --------     --------    --------       -------     --------     --------       -------
  Total Dividends and
    Distributions..................     (3,261)     (10,370)    (14,342)         (960)      (2,768)      (1,056)       (1,194)
                                      --------     --------    --------       -------     --------     --------       -------
  Change in Net Assets from Capital
    Transactions...................    (20,830)(b)  (44,278)    (21,037)       (9,086)     (71,614)     137,006        14,391
                                      --------     --------    --------       -------     --------     --------       -------
  Change in Net Assets.............    (20,543)     (43,611)    (16,755)       (9,131)     (70,307)     134,288        14,119
                                      --------     --------    --------       -------     --------     --------       -------
Net Assets:
  Beginning of Period..............    104,904      148,515     165,270        63,981      134,288           --        55,179
                                      --------     --------    --------       -------     --------     --------       -------
  End of Period....................   $ 84,361     $104,904    $148,515       $54,850     $ 63,981     $134,288       $69,298
                                      ========     ========    ========       =======     ========     ========       =======
Undistributed (Distributions in
  Excess of) Net Investment Income,
  End of Period....................   $     32     $     32    $     (1)      $    77     $     62     $      3       $    20
                                      ========     ========    ========       =======     ========     ========       =======

                                       Intermediate
                                       Bond Fund (a)
                                     ---------------------
                                     11/01/04-   11/01/03-
                                     03/31/05    10/31/04
                                     ---------   ---------

Operations:
  Net Investment Income............   $   627     $ 1,036
  Net Realized Gain (Loss) on
    Investments Sold...............        23         607
  Net Change in Unrealized
    Appreciation (Depreciation) on
    Investments....................    (1,006)        (71)
                                      -------     -------
  Change in Net Assets from
    Operations.....................      (356)      1,572
                                      -------     -------
Dividends and Distributions to
  Shareholders:
  Net Investment Income:
    I Shares.......................      (573)     (1,036)
    T Shares.......................       (41)         --
    A Shares.......................        --          --
    C Shares.......................        --          --
  Realized Capital Gains:
    I Shares.......................      (341)         --
    T Shares.......................       (21)         --
    A Shares.......................        --          --
    C Shares.......................        --          --
                                      -------     -------
  Total Dividends and
    Distributions..................      (976)     (1,036)
                                      -------     -------
  Change in Net Assets from Capital
    Transactions...................    20,660       6,626
                                      -------     -------
  Change in Net Assets.............    19,328       7,162
                                      -------     -------
Net Assets:
  Beginning of Period..............    35,851      28,689
                                      -------     -------
  End of Period....................   $55,179     $35,851
                                      =======     =======
Undistributed (Distributions in
  Excess of) Net Investment Income,
  End of Period....................   $    37     $    18
                                      =======     =======

* Commencement of operations.

(a) Effective August 1, 2005, the T Shares of this fund were no longer offered.

(b) Redemption fees have been rounded to $0.

Amounts designated as "-- " are either $0 or have been rounded to $0.

                       See Notes to Financial Statements.

STATEMENTS OF CHANGES IN NET ASSETS
STI CLASSIC FUNDS  For the Periods Indicated  (Amounts in thousands)

                                             Investment Grade                  Investment Grade Tax-Exempt
                                                 Bond Fund                              Bond Fund
                                    -----------------------------------    -----------------------------------
                                     04/01/05-    06/01/04-   06/01/03-     04/01/05-    06/01/04-   06/01/03-
                                     09/30/05     03/31/05    05/31/04      09/30/05     03/31/05    05/31/04
                                    -----------   ---------   ---------    -----------   ---------   ---------
                                    (Unaudited)                            (Unaudited)
Operations:
  Net Investment Income...........   $ 11,624     $ 16,395    $  24,241     $  3,987     $  5,039    $  5,375
  Net Realized Gain (Loss) on
    Investments Sold..............      2,969        2,253       16,393        1,442        4,146       1,822
  Net Change in Unrealized
    Appreciation (Depreciation) on
    Investments...................     (2,352)       9,268      (60,476)       1,142         (262)     (8,837)
                                     --------     --------    ---------     --------     --------    --------
  Change in Net Assets from
    Operations....................     12,241       27,916      (19,842)       6,571        8,923      (1,640)
                                     --------     --------    ---------     --------     --------    --------
Dividends and Distributions to
  Shareholders:
  Net Investment Income:
    I Shares......................    (10,923)     (14,908)     (24,510)      (3,660)      (4,663)     (4,556)
    T Shares......................
    A Shares......................       (401)        (657)      (1,058)        (206)        (311)       (394)
    C Shares......................       (240)        (405)        (857)        (121)        (236)       (418)
  Realized Capital Gains:
    I Shares......................         --           --           --           --       (3,552)     (4,156)
    T Shares......................
    A Shares......................         --           --           --           --         (280)       (418)
    C Shares......................         --           --           --           --         (267)       (595)
                                     --------     --------    ---------     --------     --------    --------
  Total Dividends and
    Distributions.................    (11,564)     (15,970)     (26,425)      (3,987)      (9,309)    (10,537)
                                     --------     --------    ---------     --------     --------    --------
  Change in Net Assets from
    Capital Transactions..........    (68,819)      (1,276)    (213,824)      26,659       45,649      19,573
                                     --------     --------    ---------     --------     --------    --------
  Change in Net Assets............    (68,142)      10,670     (260,091)      29,243       45,263       7,396
                                     --------     --------    ---------     --------     --------    --------
Net Assets:
  Beginning of Period.............    644,605      633,935      894,026      292,584      247,321     239,925
                                     --------     --------    ---------     --------     --------    --------
  End of Period...................   $576,463     $644,605    $ 633,935     $321,827     $292,584    $247,321
                                     ========     ========    =========     ========     ========    ========
Undistributed (Distributions in
  Excess of) Net Investment
  Income, End of Period...........   $    941     $    881    $       6     $   (162)    $   (162)   $      9
                                     ========     ========    =========     ========     ========    ========

                                             Limited Duration
                                                Fund (a)(b)
                                    -----------------------------------
                                     04/01/05-    11/01/04-   11/01/03-
                                     09/30/05     03/31/05    10/31/04
                                    -----------   ---------   ---------
                                    (Unaudited)
Operations:
  Net Investment Income...........   $  1,181     $    968    $  1,653
  Net Realized Gain (Loss) on
    Investments Sold..............        (45)         (17)         (6)
  Net Change in Unrealized
    Appreciation (Depreciation) on
    Investments...................          1           37         (31)
                                     --------     --------    --------
  Change in Net Assets from
    Operations....................      1,137          988       1,616
                                     --------     --------    --------
Dividends and Distributions to
  Shareholders:
  Net Investment Income:
    I Shares......................     (1,179)        (903)     (1,654)
    T Shares......................         (2)          --          --
    A Shares......................
    C Shares......................         --           --          --
  Realized Capital Gains:
    I Shares......................         --           (3)         --
    T Shares......................         --           --          --
    A Shares......................
    C Shares......................         --           --          --
                                     --------     --------    --------
  Total Dividends and
    Distributions.................     (1,181)        (906)     (1,654)
                                     --------     --------    --------
  Change in Net Assets from
    Capital Transactions..........    (30,119)     (46,026)    (17,214)
                                     --------     --------    --------
  Change in Net Assets............    (30,163)     (45,944)    (17,252)
                                     --------     --------    --------
Net Assets:
  Beginning of Period.............     83,317      129,261     146,513
                                     --------     --------    --------
  End of Period...................   $ 53,154     $ 83,317    $129,261
                                     ========     ========    ========
Undistributed (Distributions in
  Excess of) Net Investment
  Income, End of Period...........   $     66     $     66    $     11
                                     ========     ========    ========

(a) Effective August 1, 2005, the T Shares of this fund were no longer offered.

(b) Effective August 1, 2005, the C Shares of this fund were no longer offered.

Amounts designated as "-- " are either $0 or have been rounded to $0.

                       See Notes to Financial Statements.

STATEMENTS OF CHANGES IN NET ASSETS
STI CLASSIC FUNDS  For the Periods Indicated  (Amounts in thousands)

                                         Limited Term Federal Mortgage               Maryland Municipal
                                                Securities Fund                           Bond Fund
                                      -----------------------------------    -----------------------------------
                                       04/01/05-    06/01/04-   06/01/03-     04/01/05-    06/01/04-   06/01/03-
                                       09/30/05     03/31/05    05/31/04      09/30/05     03/31/05    05/31/04
                                      -----------   ---------   ---------    -----------   ---------   ---------
                                      (Unaudited)                            (Unaudited)
Operations:
  Net Investment Income.............   $  6,303     $ 14,576    $ 12,288       $   729      $ 1,215    $  1,619
  Net Realized Gain (Loss) on
    Investments Sold................       (831)      (3,135)       (562)          212          316         500
  Net Change in Unrealized
    Appreciation (Depreciation) on
    Investments.....................        253           73     (17,136)           40          120      (3,073)
                                       --------     --------    --------       -------      -------    --------
  Change in Net Assets from
    Operations......................      5,725       11,514      (5,410)          981        1,651        (954)
                                       --------     --------    --------       -------      -------    --------
Dividends and Distributions to
  Shareholders:
  Net Investment Income:
    I Shares........................     (7,125)     (13,707)    (12,201)         (560)        (900)       (996)
    A Shares........................       (120)        (208)       (300)           (1)
    C Shares........................       (487)      (1,244)     (2,707)         (168)        (338)       (620)
  Realized Capital Gains:
    I Shares........................         --           --          --            --         (262)       (546)
    A Shares........................         --           --          --            --
    C Shares........................         --           --          --            --         (123)       (459)
                                       --------     --------    --------       -------      -------    --------
  Total Dividends and
    Distributions...................     (7,732)     (15,159)    (15,208)         (729)      (1,623)     (2,621)
                                       --------     --------    --------       -------      -------    --------
  Change in Net Assets from Capital
    Transactions....................    (59,455)     (62,975)     34,962        (1,511)      (4,417)     (7,850)
                                       --------     --------    --------       -------      -------    --------
  Change in Net Assets..............    (61,462)     (66,620)     14,344        (1,259)      (4,389)    (11,425)
                                       --------     --------    --------       -------      -------    --------
Net Assets:
  Beginning of Period...............    448,321      514,941     500,597        44,243       48,632      60,057
                                       --------     --------    --------       -------      -------    --------
  End of Period.....................   $386,859     $448,321    $514,941       $42,984      $44,243    $ 48,632
                                       ========     ========    ========       =======      =======    ========
Undistributed (Distributions in
  Excess of) Net Investment Income,
  End of Period.....................   $    (25)    $  1,404    $      8       $   (40)     $   (40)   $    (17)
                                       ========     ========    ========       =======      =======    ========

                                           North Carolina Tax-Exempt
                                                   Bond Fund
                                      ------------------------------------
                                       04/01/05-    06/01/04-   01/08/04*-
                                       09/30/05     03/31/05     05/31/04
                                      -----------   ---------   ----------
                                      (Unaudited)
Operations:
  Net Investment Income.............    $   620      $   938     $   251
  Net Realized Gain (Loss) on
    Investments Sold................          1          (12)         --
  Net Change in Unrealized
    Appreciation (Depreciation) on
    Investments.....................        470          633        (864)
                                        -------      -------     -------
  Change in Net Assets from
    Operations......................      1,091        1,559        (613)
                                        -------      -------     -------
Dividends and Distributions to
  Shareholders:
  Net Investment Income:
    I Shares........................       (620)      (1,006)       (251)
    A Shares........................         --           --          --
    C Shares........................         --           --          --
  Realized Capital Gains:
    I Shares........................         --         (124)         --
    A Shares........................         --           --          --
    C Shares........................         --           --          --
                                        -------      -------     -------
  Total Dividends and
    Distributions...................       (620)      (1,130)       (251)
                                        -------      -------     -------
  Change in Net Assets from Capital
    Transactions....................       (478)       7,612      33,621
                                        -------      -------     -------
  Change in Net Assets..............         (7)       8,041      32,757
                                        -------      -------     -------
Net Assets:
  Beginning of Period...............     40,798       32,757          --
                                        -------      -------     -------
  End of Period.....................    $40,791      $40,798     $32,757
                                        =======      =======     =======
Undistributed (Distributions in
  Excess of) Net Investment Income,
  End of Period.....................    $   (64)     $   (64)    $    --
                                        =======      =======     =======

* Commencement of operations.

Amounts designated as "-- " are either $0 or have been rounded to $0.

                       See Notes to Financial Statements.

STATEMENTS OF CHANGES IN NET ASSETS
STI CLASSIC FUNDS  For the Periods Indicated  (Amounts in thousands)

                                               Seix High                              Short-Term
                                            Yield Fund (a)                             Bond Fund
                                 -------------------------------------    -----------------------------------
                                  04/01/05-    11/01/04-    11/01/03-      04/01/05-    06/01/04-   06/01/03-
                                  09/30/05      03/31/05     10/31/04      09/30/05     03/31/05    05/31/04
                                 -----------   ----------   ----------    -----------   ---------   ---------
                                 (Unaudited)                              (Unaudited)
Operations:
  Net Investment Income........  $   40,340    $   39,893   $   92,194     $  4,523     $  6,194    $  7,861
  Net Realized Gain (Loss) on
    Investments Sold...........      (4,332)       17,216       19,041         (959)        (168)      1,780
  Net Change in Unrealized
    Appreciation (Depreciation)
    on Investments and
    Options....................       7,221       (62,779)      25,392          (21)      (3,407)     (8,220)
                                 ----------    ----------   ----------     --------     --------    --------
  Change in Net Assets from
    Operations.................      43,229        (5,670)     136,627        3,543        2,619       1,421
                                 ----------    ----------   ----------     --------     --------    --------
Dividends and Distributions to
  Shareholders:
  Net Investment Income:
    I Shares...................     (39,849)      (39,447)     (90,978)      (4,380)      (5,829)     (7,288)
    T Shares...................         (62)          (61)          (5)
    A Shares...................        (324)         (363)        (836)         (91)        (116)       (147)
    C Shares...................        (114)          (45)          --         (158)        (303)       (569)
  Realized Capital Gains:
    I Shares...................          --       (19,147)      (2,278)          --           --          --
    T Shares...................          --           (29)          --
    A Shares...................          --          (192)         (31)          --           --          --
    C Shares...................          --           (17)          --           --           --          --
                                 ----------    ----------   ----------     --------     --------    --------
  Total Dividends and
    Distributions..............     (40,349)      (59,301)     (94,128)      (4,629)      (6,248)     (8,004)
                                 ----------    ----------   ----------     --------     --------    --------
  Change in Net Assets from
    Capital Transactions.......    (156,452)     (234,489)     591,600      (11,520)       1,432     (22,822)
                                 ----------    ----------   ----------     --------     --------    --------
  Change in Net Assets.........    (153,572)     (299,460)     634,099      (12,606)      (2,197)    (29,405)
                                 ----------    ----------   ----------     --------     --------    --------
Net Assets:
  Beginning of Period..........   1,407,624     1,707,084    1,072,985      309,399      311,596     341,001
                                 ----------    ----------   ----------     --------     --------    --------
  End of Period................  $1,254,052    $1,407,624   $1,707,084     $296,793     $309,399    $311,596
                                 ==========    ==========   ==========     ========     ========    ========
Undistributed (Distributions in
  Excess of) Net Investment
  Income, End of Period........  $       24    $       33   $       33     $     59     $    165    $     10
                                 ==========    ==========   ==========     ========     ========    ========

                                      Short-Term U.S. Treasury
                                           Securities Fund
                                 -----------------------------------
                                  04/01/05-    06/01/04-   06/01/03-
                                  09/30/05     03/31/05    05/31/04
                                 -----------   ---------   ---------
                                 (Unaudited)
Operations:
  Net Investment Income........   $  1,173     $  1,756    $  2,576
  Net Realized Gain (Loss) on
    Investments Sold...........       (310)        (817)      1,438
  Net Change in Unrealized
    Appreciation (Depreciation)
    on Investments and
    Options....................         38         (534)     (4,029)
                                  --------     --------    --------
  Change in Net Assets from
    Operations.................        901          405         (15)
                                  --------     --------    --------
Dividends and Distributions to
  Shareholders:
  Net Investment Income:
    I Shares...................       (827)      (1,169)     (1,437)
    T Shares...................
    A Shares...................        (65)        (117)       (199)
    C Shares...................       (281)        (471)       (940)
  Realized Capital Gains:
    I Shares...................         --         (749)     (1,216)
    T Shares...................
    A Shares...................         --          (63)       (199)
    C Shares...................         --         (391)     (1,134)
                                  --------     --------    --------
  Total Dividends and
    Distributions..............     (1,173)      (2,960)     (5,125)
                                  --------     --------    --------
  Change in Net Assets from
    Capital Transactions.......    (16,893)     (54,791)    (92,366)
                                  --------     --------    --------
  Change in Net Assets.........    (17,165)     (57,346)    (97,506)
                                  --------     --------    --------
Net Assets:
  Beginning of Period..........    110,080      167,426     264,932
                                  --------     --------    --------
  End of Period................   $ 92,915     $110,080    $167,426
                                  ========     ========    ========
Undistributed (Distributions in
  Excess of) Net Investment
  Income, End of Period........   $     (1)    $     (1)   $     --
                                  ========     ========    ========

* Commencement of operations.

(a) Effective August 1, 2005, the T Shares of this fund were no longer offered.

Amounts designated as "-- " are either $0 or have been rounded to $0.

                       See Notes to Financial Statements.

STATEMENTS OF CHANGES IN NET ASSETS
STI CLASSIC FUNDS  For the Periods Indicated  (Amounts in thousands)

                                                Strategic                             Total Return
                                               Income Fund                           Bond Fund (a)
                                   -----------------------------------    ------------------------------------
                                    04/01/05-    06/01/04-   06/01/03-     04/01/05-    06/01/04-   10/15/03*-
                                    09/30/05     03/31/05    05/31/04      09/30/05     03/31/05     05/31/04
                                   -----------   ---------   ---------    -----------   ---------   ----------
                                   (Unaudited)                            (Unaudited)
Operations:
  Net Investment Income..........   $  6,141     $  8,682    $ 11,471       $ 1,204      $ 1,714     $   569
  Net Realized Gain (Loss) on
    Investments Sold, Forward
    Foreign Currencies and
    Foreign Currency
    Transactions.................     (1,666)      11,389       2,989           189         (493)       (186)
  Net Change in Unrealized
    Appreciation (Depreciation)
    on Investments, Forward
    Foreign Currency Contracts,
    Foreign Currencies and
    Translation of Other Assets
    and Liabilities in Foreign
    Currency.....................     (3,776)      (2,779)     (6,605)         (330)       1,299      (1,485)
                                    --------     --------    --------       -------      -------     -------
  Change in Net Assets from
    Operations...................        699       17,292       7,855         1,063        2,520      (1,102)
                                    --------     --------    --------       -------      -------     -------
Dividends and Distributions to
  Shareholders:
  Net Investment Income:
    I Shares.....................     (4,849)      (4,949)     (3,651)       (1,195)        (987)       (255)
    T Shares.....................                                               (75)        (801)       (352)
    A Shares.....................        (64)        (150)        (81)
    C Shares.....................     (1,230)      (3,275)     (7,336)
  Realized Capital Gains:
    I Shares.....................         --         (733)       (423)           --           --          --
    T Shares.....................                                                --           --          --
    A Shares.....................         --          (26)        (19)
    C Shares.....................         --         (535)       (792)
                                    --------     --------    --------       -------      -------     -------
  Total Dividends and
    Distributions................     (6,143)      (9,668)    (12,302)       (1,270)      (1,788)       (607)
                                    --------     --------    --------       -------      -------     -------
  Change in Net Assets from
    Capital Transactions.........     42,446(b)    52,917      32,543         1,484       15,875      49,199
                                    --------     --------    --------       -------      -------     -------
  Change in Net Assets...........     37,002       60,541      28,096         1,277       16,607      47,490
                                    --------     --------    --------       -------      -------     -------
Net Assets:
  Beginning of Period............    280,508      219,967     191,871        64,097       47,490          --
                                    --------     --------    --------       -------      -------     -------
  End of Period..................   $317,510     $280,508    $219,967       $65,374      $64,097     $47,490
                                    ========     ========    ========       =======      =======     =======
Undistributed (Distributions in
  Excess of) Net Investment
  Income, End of Period..........   $  4,050     $  4,052    $ (1,028)      $   (22)     $    44     $    --
                                    ========     ========    ========       =======      =======     =======

                                             U.S. Government
                                             Securities Fund
                                   ------------------------------------
                                    04/01/05-     06/01/04-   06/01/03-
                                     09/30/05     03/31/05    05/31/04
                                   ------------   ---------   ---------
                                   (Unaudited)
Operations:
  Net Investment Income..........    $  6,452     $  9,129    $  8,954
  Net Realized Gain (Loss) on
    Investments Sold, Forward
    Foreign Currencies and
    Foreign Currency
    Transactions.................       1,369         (568)     (1,679)
  Net Change in Unrealized
    Appreciation (Depreciation)
    on Investments, Forward
    Foreign Currency Contracts,
    Foreign Currencies and
    Translation of Other Assets
    and Liabilities in Foreign
    Currency.....................      (1,857)       3,057     (13,732)
                                     --------     --------    --------
  Change in Net Assets from
    Operations...................       5,964       11,618      (6,457)
                                     --------     --------    --------
Dividends and Distributions to
  Shareholders:
  Net Investment Income:
    I Shares.....................      (6,265)      (9,141)     (9,197)
    T Shares.....................
    A Shares.....................         (57)        (160)       (243)
    C Shares.....................        (150)        (341)       (696)
  Realized Capital Gains:
    I Shares.....................          --           --        (922)
    T Shares.....................
    A Shares.....................          --           --         (24)
    C Shares.....................          --           --         (92)
                                     --------     --------    --------
  Total Dividends and
    Distributions................      (6,472)      (9,642)    (11,174)
                                     --------     --------    --------
  Change in Net Assets from
    Capital Transactions.........      35,334        5,917      36,764
                                     --------     --------    --------
  Change in Net Assets...........      34,826        7,893      19,133
                                     --------     --------    --------
Net Assets:
  Beginning of Period............     334,367      326,474     307,341
                                     --------     --------    --------
  End of Period..................    $369,193     $334,367    $326,474
                                     ========     ========    ========
Undistributed (Distributions in
  Excess of) Net Investment
  Income, End of Period..........    $    587     $    607    $      1
                                     ========     ========    ========

* Commencement of operations.

(a) Effective August 1, 2005, the T Shares of this fund were no longer offered.

(b) Redemption fees have been rounded to $0.

Amounts designated as "-- " are either $0 or have been rounded to $0.

                       See Notes to Financial Statements.

STATEMENTS OF CHANGES IN NET ASSETS
STI CLASSIC FUNDS  For the Periods Indicated  (Amounts in thousands)

                                        U.S. Government Securities                     Ultra-Short
                                         Ultra-Short Bond Fund (a)                    Bond Fund (b)
                                    -----------------------------------    -----------------------------------
                                     04/01/05-    06/01/04-   06/01/03-     04/01/05-    06/01/04-   06/01/03-
                                     09/30/05     03/31/05    05/31/04      09/30/05     03/31/05    05/31/04
                                    -----------   ---------   ---------    -----------   ---------   ---------
                                    (Unaudited)                            (Unaudited)
Operations:
  Net Investment Income...........    $   873     $  1,571    $  1,569      $  3,474     $  3,501    $  3,821
  Net Realized Gain (Loss) on
    Investments Sold..............        (72)         (51)       (257)         (231)        (141)       (460)
  Net Change in Unrealized
    Appreciation (Depreciation) on
    Investments...................         41         (108)       (560)          (51)        (311)     (1,377)
                                      -------     --------    --------      --------     --------    --------
  Change in Net Assets from
    Operations....................        842        1,412         752         3,192        3,049       1,984
                                      -------     --------    --------      --------     --------    --------
Dividends and Distributions to
  Shareholders:
  Net Investment Income:
    I Shares......................       (815)      (1,372)     (1,347)       (1,999)      (1,503)     (2,161)
    T Shares......................                                            (1,463)      (2,237)     (1,656)
    A Shares......................
    C Shares......................       (119)        (306)       (559)
  Realized Capital Gains:
    I Shares......................         --           --          --            --           --          --
    T Shares......................                                                --           --          --
    A Shares......................
    C Shares......................         --           --          --
                                      -------     --------    --------      --------     --------    --------
  Total Dividends and
    Distributions.................       (934)      (1,678)     (1,906)       (3,462)      (3,740)     (3,817)
                                      -------     --------    --------      --------     --------    --------
  Change in Net Assets from
    Capital Transactions..........      6,307      (52,561)     (2,362)       14,603      (36,174)     35,286
                                      -------     --------    --------      --------     --------    --------
  Change in Net Assets............      6,215      (52,827)     (3,516)       14,333       36,865      33,453
                                      -------     --------    --------      --------     --------    --------
Net Assets:
  Beginning of Period.............     62,692      115,519     119,035       212,975      249,840     216,387
                                      -------     --------    --------      --------     --------    --------
  End of Period...................    $68,907     $ 62,692    $115,519      $227,308     $212,975    $249,840
                                      =======     ========    ========      ========     ========    ========
Undistributed (Distributions in
  Excess of) Net Investment
  Income, End of Period...........    $    57     $    118    $      2      $    160     $    148    $     --
                                      =======     ========    ========      ========     ========    ========

                                           Virginia Intermediate
                                            Municipal Bond Fund
                                    -----------------------------------
                                     04/01/05-    06/01/04-   06/01/03-
                                     09/30/05     03/31/05    05/31/04
                                    -----------   ---------   ---------
                                    (Unaudited)
Operations:
  Net Investment Income...........   $  3,020     $  5,093    $  6,533
  Net Realized Gain (Loss) on
    Investments Sold..............        472        1,570       1,253
  Net Change in Unrealized
    Appreciation (Depreciation) on
    Investments...................        809         (547)     (9,858)
                                     --------     --------    --------
  Change in Net Assets from
    Operations....................      4,301        6,116      (2,072)
                                     --------     --------    --------
Dividends and Distributions to
  Shareholders:
  Net Investment Income:
    I Shares......................     (2,909)      (4,860)     (6,203)
    T Shares......................
    A Shares......................       (111)        (260)       (324)
    C Shares......................         --
  Realized Capital Gains:
    I Shares......................         --       (1,533)     (1,617)
    T Shares......................
    A Shares......................         --          (80)        (78)
    C Shares......................         --
                                     --------     --------    --------
  Total Dividends and
    Distributions.................     (3,020)      (6,733)     (8,222)
                                     --------     --------    --------
  Change in Net Assets from
    Capital Transactions..........     (2,549)(c)   (7,405)    (14,498)
                                     --------     --------    --------
  Change in Net Assets............     (1,268)      (8,022)    (24,792)
                                     --------     --------    --------
Net Assets:
  Beginning of Period.............    184,102      192,124     216,916
                                     --------     --------    --------
  End of Period...................   $182,834     $184,102    $192,124
                                     ========     ========    ========
Undistributed (Distributions in
  Excess of) Net Investment
  Income, End of Period...........   $     (8)    $     (8)   $     19
                                     ========     ========    ========

* Commencement of operations.

(a) Effective August 1, 2005, the C Shares of this fund were no longer offered.

(b) Effective August 1, 2005, the T Shares of this fund were no longer offered.

(c) Includes redemption fees collected of $1.

Amounts designated as "-- " are either $0 or have been rounded to $0.

                       See Notes to Financial Statements.

STATEMENTS OF CHANGES IN NET ASSETS
STI CLASSIC FUNDS  For the Periods Indicated  (Amounts in thousands)

                                                                      Virginia Municipal
                                                                           Bond Fund
                                                              -----------------------------------
                                                               04/01/05-    06/01/04-   06/01/03-
                                                               09/30/05     03/31/05    05/31/04
                                                              -----------   ---------   ---------
                                                              (Unaudited)
Operations:
  Net Investment Income.....................................    $   967      $ 1,554    $  1,946
  Net Realized Gain on Investments Sold.....................        260          354       1,373
  Net Change in Unrealized Appreciation (Depreciation) on
    Investments.............................................        219          359      (4,048)
                                                                -------      -------    --------
  Change in Net Assets from Operations......................      1,446        2,267        (729)
                                                                -------      -------    --------
Dividends and Distributions to Shareholders:
  Net Investment Income:
    I Shares................................................       (890)      (1,394)     (1,596)
    A Shares................................................         (4)          (3)         --
    C Shares................................................        (76)        (172)       (353)
  Realized Capital Gains:
    I Shares................................................         --         (725)       (996)
    A Shares................................................         --           (2)         --
    C Shares................................................         --         (113)       (278)
                                                                -------      -------    --------
  Total Dividends and Distributions.........................       (970)      (2,409)     (3,223)
                                                                -------      -------    --------
  Change in Net Assets from Capital Transactions............      1,402(a)     1,539      (7,763)
                                                                -------      -------    --------
  Change in Net Assets......................................      1,878        1,397     (11,715)
                                                                -------      -------    --------
Net Assets:
  Beginning of Period.......................................     54,740       53,343      65,058
                                                                -------      -------    --------
  End of Period.............................................    $56,618      $54,740    $ 53,343
                                                                =======      =======    ========
Undistributed (Distributions in Excess of) Net Investment
  Income, End of Period.....................................    $   (17)     $   (14)   $      1
                                                                =======      =======    ========

(a) Includes redemption fees collected of $1.

Amounts designated as "-- " are either $0 or have been rounded to $0.

                       See Notes to Financial Statements.

STATEMENTS OF CHANGES IN NET ASSETS
STI CLASSIC FUNDS  For the Periods Indicated  (Amounts in thousands)

                                                               Prime Quality                             Tax-Exempt
                                                             Money Market Fund                        Money Market Fund
                                                   -------------------------------------    -------------------------------------
                                                    04/01/05-    06/01/04-    06/01/03-      04/01/05-    06/01/04-    06/01/03-
                                                    09/30/05      03/31/05     05/31/04      09/30/05      03/31/05     05/31/04
                                                   -----------   ----------   ----------    -----------   ----------   ----------
                                                   (Unaudited)                              (Unaudited)
Operations:
  Net Investment Income..........................  $   70,853    $   54,437   $   26,541    $   15,622    $   11,375   $    5,965
  Net Realized Gain on Investments Sold..........          17             2          655            74            83          353
                                                   ----------    ----------   ----------    ----------    ----------   ----------
  Net Increase in Net Assets from Operations.....      70,870        54,439       27,196        15,696        11,458        6,318
                                                   ----------    ----------   ----------    ----------    ----------   ----------
Dividends and Distributions to Shareholders:
  Net Investment Income:
    I Shares.....................................     (42,063)      (35,893)     (20,077)      (10,368)       (8,935)      (5,054)
    A Shares.....................................     (28,696)      (18,507)      (6,411)       (5,254)       (2,440)        (911)
    C Shares.....................................         (94)         (124)         (53)
  Realized Capital Gains:
    I Shares.....................................          --            --          (79)           --          (321)        (110)
    A Shares.....................................          --            --          (38)           --          (110)         (26)
    C Shares.....................................          --            --           --
                                                   ----------    ----------   ----------    ----------    ----------   ----------
  Total Dividends and Distributions..............     (70,853)      (54,524)     (26,658)      (15,622)      (11,806)      (6,101)
                                                   ----------    ----------   ----------    ----------    ----------   ----------
Capital Transactions:
  Change in Net Assets from Capital
    Transactions.................................     364,937       (46,079)    (870,301)      473,462        85,862      (74,992)
                                                   ----------    ----------   ----------    ----------    ----------   ----------
  Change in Net Assets...........................     364,954       (46,164)    (869,763)      473,536        85,514      (74,775)
                                                   ----------    ----------   ----------    ----------    ----------   ----------
Net Assets:
  Beginning of Period............................   5,308,493     5,354,657    6,224,420     1,338,605     1,253,091    1,327,866
                                                   ----------    ----------   ----------    ----------    ----------   ----------
  End of Period..................................  $5,673,447    $5,308,493   $5,354,657    $1,812,141    $1,338,605   $1,253,091
                                                   ==========    ==========   ==========    ==========    ==========   ==========
Undistributed (Distribution in Excess of) Net
  Investment Income, End of Period...............  $      (74)   $      (74)  $      (65)   $       --    $       --   $       --
                                                   ==========    ==========   ==========    ==========    ==========   ==========

Amounts designated as "--" are either $0 or have been rounded to $0.

                       See Notes to Financial Statements.

STATEMENTS OF CHANGES IN NET ASSETS
STI CLASSIC FUNDS  For the Periods Indicated  (Amounts in thousands)

                                    U.S. Government Securities                     U.S. Treasury
                                        Money Market Fund                        Money Market Fund
                               ------------------------------------    -------------------------------------
                                04/01/05-    06/01/04-   06/01/03-      04/01/05-    06/01/04-    06/01/03-
                                09/30/05     03/31/05     05/31/04      09/30/05      03/31/05     05/31/04
                               -----------   ---------   ----------    -----------   ----------   ----------
                               (Unaudited)                             (Unaudited)
Operations:
  Net Investment Income......   $  9,257     $   8,511   $    3,705    $   17,252    $   13,185   $    3,587
  Net Realized Gain (Loss) on
    Investments Sold.........         --            --           27           (10)         (198)         628
                                --------     ---------   ----------    ----------    ----------   ----------
  Net Increase in Net Assets
    from Operations..........      9,257         8,511        3,732        17,242        12,987        4,215
                                --------     ---------   ----------    ----------    ----------   ----------
Dividends and Distributions
  to Shareholders:
  Net Investment Income:
    I Shares.................     (6,545)       (6,507)      (3,043)      (17,212)      (13,515)      (3,589)
    A Shares.................     (2,712)       (2,015)        (662)          (40)           (3)          (1)
  Realized Capital Gains:
    I Shares.................         --            --           --            --            --         (590)
    A Shares.................         --            --           --            --            --           --
                                --------     ---------   ----------    ----------    ----------   ----------
  Total Dividends and
    Distributions............     (9,257)       (8,522)      (3,705)      (17,252)      (13,518)      (4,180)
                                --------     ---------   ----------    ----------    ----------   ----------
Capital Transactions:
  Change in Net Assets from
    Capital Transactions.....    (48,172)     (102,119)    (393,409)      133,997       174,651      153,152
                                --------     ---------   ----------    ----------    ----------   ----------
  Change in Net Assets.......    (48,172)     (102,130)    (393,382)      133,987       174,120      153,187
                                --------     ---------   ----------    ----------    ----------   ----------
Net Assets:
  Beginning of Period........    747,294       849,424    1,242,806     1,408,086     1,233,966    1,080,779
                                --------     ---------   ----------    ----------    ----------   ----------
  End of Period..............   $699,122     $ 747,294   $  849,424    $1,542,073    $1,408,086   $1,233,966
                                ========     =========   ==========    ==========    ==========   ==========
Undistributed (Distribution
  in Excess of) Net
  Investment Income, End of
  Period.....................   $     --     $      --   $       11    $       62    $       62   $      (21)
                                ========     =========   ==========    ==========    ==========   ==========

                                        Virginia Tax-Free
                                        Money Market Fund
                               -----------------------------------
                                04/01/05-    06/01/04-   06/01/03-
                                09/30/05     03/31/05     5/31/04
                               -----------   ---------   ---------
                               (Unaudited)
Operations:
  Net Investment Income......   $  4,672     $  2,749    $  1,436
  Net Realized Gain (Loss) on
    Investments Sold.........        103           81          87
                                --------     --------    --------
  Net Increase in Net Assets
    from Operations..........      4,775        2,830       1,523
                                --------     --------    --------
Dividends and Distributions
  to Shareholders:
  Net Investment Income:
    I Shares.................     (2,087)      (1,651)     (1,059)
    A Shares.................     (2,585)      (1,097)       (377)
  Realized Capital Gains:
    I Shares.................         --          (76)        (80)
    A Shares.................         --          (66)        (44)
                                --------     --------    --------
  Total Dividends and
    Distributions............     (4,672)      (2,890)     (1,560)
                                --------     --------    --------
Capital Transactions:
  Change in Net Assets from
    Capital Transactions.....    137,268       82,519     (23,691)
                                --------     --------    --------
  Change in Net Assets.......    137,371       82,459     (23,728)
                                --------     --------    --------
Net Assets:
  Beginning of Period........    374,757      292,298     316,026
                                --------     --------    --------
  End of Period..............   $512,128     $374,757    $292,298
                                ========     ========    ========
Undistributed (Distribution
  in Excess of) Net
  Investment Income, End of
  Period.....................   $      6     $      6    $     --
                                ========     ========    ========

Amounts designated as "--" are either $0 or have been rounded to $0.

                       See Notes to Financial Statements.

STI CLASSIC FUNDS  For the Periods Indicated  (Amounts in thousands)

                                                             Core Bond                        Florida Tax-Exempt
                                                              Fund(a)                              Bond Fund
                                                -----------------------------------   -----------------------------------
                                                 04/01/05-    11/01/04-   11/01/03-    04/01/05-    06/01/04-   06/01/03-
                                                 09/30/05     03/31/05    10/31/04     09/30/05     03/31/05    05/31/04
                                                -----------   ---------   ---------   -----------   ---------   ---------
                                                (Unaudited)                           (Unaudited)
Capital Transactions:
I Shares:
  Proceeds from Shares Issued.................   $ 106,127    $140,313    $ 40,140     $ 31,921     $ 30,434    $ 83,482
  Shares Issued in Merger.....................     148,242          --          --
  Dividends Reinvested........................       4,035       1,000       2,082          271        1,312       2,132
  Cost of Shares Redeemed.....................     (46,607)    (18,633)    (19,932)     (20,721)     (38,920)    (57,242)
                                                 ---------    --------    --------     --------     --------    --------
  Change in Net Assets from I Shares
    Transactions..............................   $ 211,797    $122,680    $ 22,290     $ 11,471     $ (7,174)   $ 28,372
                                                 ---------    --------    --------     --------     --------    --------
T Shares(1):
  Proceeds from Shares Issued.................   $  39,139    $125,973    $      1
  Dividends Reinvested........................       1,267         335          --
  Cost of Shares Redeemed.....................     (14,093)     (4,379)         --
  Shares Exchanged Merger.....................    (148,243)         --          --
                                                 ---------    --------    --------
  Change in Net Assets from T Shares
    Transactions..............................   $(121,930)   $121,929    $      1
                                                 ---------    --------    --------
A Shares:
  Proceeds from Shares Issued.................   $      --    $    125    $    175     $    111     $  2,867    $  3,093
  Dividends Reinvested........................          --          --          --           49          153         166
  Cost of Shares Redeemed.....................         (28)       (270)        (65)        (741)      (2,785)     (5,029)
                                                 ---------    --------    --------     --------     --------    --------
  Change in Net Assets from A Shares
    Transactions..............................   $     (28)   $   (145)   $    110     $   (581)    $    235    $ (1,770)
                                                 ---------    --------    --------     --------     --------    --------
C Shares(2):
  Proceeds from Shares Issued.................   $      28    $     --    $      1     $     92     $    353    $  6,043
  Dividends Reinvested........................          --          --          --           98          349         865
  Cost of Shares Redeemed.....................          --          --          --       (1,318)      (8,356)    (24,958)
                                                 ---------    --------    --------     --------     --------    --------
  Change in Net Assets from C Shares
    Transactions..............................   $      28    $     --    $      1     $ (1,128)    $ (7,654)   $(18,050)
                                                 ---------    --------    --------     --------     --------    --------
Change in Net Assets from Capital
  Transactions................................   $  89,867    $244,464    $ 22,402     $  9,762     $(14,593)   $  8,552
                                                 =========    ========    ========     ========     ========    ========

                                                        Georgia Tax-Exempt
                                                             Bond Fund
                                                -----------------------------------
                                                 04/01/05-    06/01/04-   06/01/03-
                                                 09/30/05     03/31/05    05/31/04
                                                -----------   ---------   ---------
                                                (Unaudited)
Capital Transactions:
I Shares:
  Proceeds from Shares Issued.................    $15,772     $ 18,386    $ 19,156
  Shares Issued in Merger.....................
  Dividends Reinvested........................        222          917         699
  Cost of Shares Redeemed.....................     (8,900)     (20,690)    (14,624)
                                                  -------     --------    --------
  Change in Net Assets from I Shares
    Transactions..............................    $ 7,094     $ (1,387)   $  5,231
                                                  -------     --------    --------
T Shares(1):
  Proceeds from Shares Issued.................
  Dividends Reinvested........................
  Cost of Shares Redeemed.....................
  Shares Exchanged Merger.....................
  Change in Net Assets from T Shares
    Transactions..............................
A Shares:
  Proceeds from Shares Issued.................    $    33     $    711    $  1,280
  Dividends Reinvested........................         22           83          56
  Cost of Shares Redeemed.....................       (355)        (861)     (1,059)
                                                  -------     --------    --------
  Change in Net Assets from A Shares
    Transactions..............................    $  (300)    $    (67)   $    277
                                                  -------     --------    --------
C Shares(2):
  Proceeds from Shares Issued.................    $   266     $     49    $  2,653
  Dividends Reinvested........................        120          411         444
  Cost of Shares Redeemed.....................       (891)      (3,150)     (5,341)
                                                  -------     --------    --------
  Change in Net Assets from C Shares
    Transactions..............................    $  (505)    $ (2,690)   $ (2,244)
                                                  -------     --------    --------
Change in Net Assets from Capital
  Transactions................................    $ 6,289     $ (4,144)   $  3,264
                                                  =======     ========    ========

(a) Effective August 1, 2005, the T Shares of this fund were no longer offered.
(1) T shares were offered beginning on October 11, 2004 for the Core Bond Fund.
(2) C shares were offered beginning on October 11, 2004 for the Core Bond Fund. Amounts designated as "--" are $0 or have been rounded to $0.

                       See Notes to Financial Statements.

STI CLASSIC FUNDS  For the Periods Indicated  (Amounts in thousands)

                                                             Core Bond                        Florida Tax-Exempt
                                                              Fund(a)                              Bond Fund
                                                -----------------------------------   -----------------------------------
                                                 04/01/05-    11/01/04-   11/01/03-    04/01/05-    06/01/04-   06/01/03-
                                                 09/30/05     03/31/05    10/31/04     09/30/05     03/31/05    05/31/04
                                                -----------   ---------   ---------   -----------   ---------   ---------
                                                (Unaudited)                           (Unaudited)
Share Transactions:
I Shares:
  Issued......................................       8,686      13,738       3,935        2,883        2,725       7,381
  Issued in Merger............................      14,597          --          --
  Reinvested..................................         238          98         205           25          119         188
  Redeemed....................................      (2,757)     (1,830)     (1,963)      (1,874)      (3,495)     (5,085)
                                                 ---------    --------    --------     --------     --------    --------
  Change in I Shares Transactions.............      20,764      12,006       2,177        1,034         (651)      2,484
                                                 ---------    --------    --------     --------     --------    --------
T Shares(1):
  Issued......................................       3,893      12,354          --
  Reinvested..................................         124          33          --
  Redeemed....................................      (1,375)       (431)         --
  Exchanged in Merger.........................     (14,598)         --          --
                                                 ---------    --------    --------
  Change in T Shares Transactions.............     (11,956)     11,956          --
                                                 ---------    --------    --------
A Shares:
  Issued......................................          --          12          17           10          258         272
  Reinvested..................................          --          --          --            5           14          15
  Redeemed....................................          (3)        (25)         (7)         (67)        (250)       (448)
                                                 ---------    --------    --------     --------     --------    --------
  Change in A Shares Transactions.............          (3)        (13)         10          (52)          22        (161)
                                                 ---------    --------    --------     --------     --------    --------
C Shares(2):
  Issued......................................           3          --          --            8           34         530
  Reinvested..................................          --          --          --            9           31          76
  Redeemed....................................          --          --          --         (119)        (756)     (2,221)
                                                 ---------    --------    --------     --------     --------    --------
  Change in C Shares Transactions.............           3          --          --         (102)        (691)     (1,615)
                                                 ---------    --------    --------     --------     --------    --------
Change in Share Transactions..................       8,808      23,949       2,187          880       (1,320)        708
                                                 =========    ========    ========     ========     ========    ========

                                                        Georgia Tax-Exempt
                                                             Bond Fund
                                                -----------------------------------
                                                 04/01/05-    06/01/04-   06/01/03-
                                                 09/30/05     03/31/05    05/31/04
                                                -----------   ---------   ---------
                                                (Unaudited)
Share Transactions:
I Shares:
  Issued......................................      1,525        1,763       1,818
  Issued in Merger............................
  Reinvested..................................         21           89          66
  Redeemed....................................       (861)      (1,981)     (1,384)
                                                  -------     --------    --------
  Change in I Shares Transactions.............        685         (129)        500
                                                  -------     --------    --------
T Shares(1):
  Issued......................................
  Reinvested..................................
  Redeemed....................................
  Exchanged in Merger.........................
  Change in T Shares Transactions.............
A Shares:
  Issued......................................          3           68         121
  Reinvested..................................          2            8           5
  Redeemed....................................        (34)         (83)       (100)
                                                  -------     --------    --------
  Change in A Shares Transactions.............        (29)          (7)         26
                                                  -------     --------    --------
C Shares(2):
  Issued......................................         26            7         249
  Reinvested..................................         12           40          42
  Redeemed....................................        (87)        (306)       (511)
                                                  -------     --------    --------
  Change in C Shares Transactions.............        (49)        (259)       (220)
                                                  -------     --------    --------
Change in Share Transactions..................        607         (395)        306
                                                  =======     ========    ========

(a) Effective August 1, 2005, the T Shares of this fund were no longer offered.
(1) T shares were offered beginning on October 11, 2004 for the Core Bond Fund.
(2) C shares were offered beginning on October 11, 2004 for the Core Bond Fund. Amounts designated as "--" are $0 or have been rounded to $0.

                       See Notes to Financial Statements.

STI CLASSIC FUNDS  For the Periods Indicated  (Amounts in thousands)

                                                       High Income Fund                  High Quality Bond Fund(a)
                                              -----------------------------------   ------------------------------------
                                               04/01/05-    06/01/04-   06/01/03-    04/01/05-    06/01/04-   10/27/03*-
                                               09/30/05     03/31/05    05/31/04     09/30/05     03/31/05     05/31/04
                                              -----------   ---------   ---------   -----------   ---------   ----------
                                              (Unaudited)                           (Unaudited)
Capital Transactions:
I Shares:
  Proceeds from Shares Issued...............   $  8,258     $ 25,619    $ 42,398     $ 137,340    $  30,238    $ 26,414
  Shares Issued in Merger...................                                            19,265           --          --
  Dividends Reinvested......................        644        2,643       3,161           706          497         147
  Cost of Shares Redeemed...................    (18,645)     (48,374)    (77,402)     (140,120)     (17,507)       (674)
                                               --------     --------    --------     ---------    ---------    --------
  Change in Net Assets from I Shares
    Transactions............................   $ (9,743)    $(20,112)   $(31,843)    $  17,191    $  13,228    $ 25,887
                                               --------     --------    --------     ---------    ---------    --------
T Shares(1):
  Proceeds from Shares Issued...............                                         $     558    $  29,454    $116,614
  Dividends Reinvested......................                                                23          263          82
  Cost of Shares Redeemed...................                                            (7,593)    (114,559)     (5,577)
  Shares Exchanged in Merger................                                           (19,265)          --          --
                                                                                     ---------    ---------    --------
  Change in Net Assets from T Shares
    Transactions............................                                         $ (26,277)   $ (84,842)   $111,119
                                                                                     ---------    ---------    --------
A Shares(2):
  Proceeds from Shares Issued...............   $     95     $    938    $  2,653
  Dividends Reinvested......................         14           77          32
  Cost of Shares Redeemed...................       (390)      (1,804)     (1,122)
                                               --------     --------    --------
  Change in Net Assets from A Shares
    Transactions............................   $   (281)    $   (789)   $  1,563
                                               --------     --------    --------
C Shares(3):
  Proceeds from Shares Issued...............   $    550     $  3,557    $ 47,482
  Dividends Reinvested......................      1,073        3,914       4,236
  Cost of Shares Redeemed...................    (12,429)     (30,848)    (42,475)
                                               --------     --------    --------
  Change in Net Assets from C Shares
    Transactions............................   $(10,806)    $(23,377)   $  9,243
                                               --------     --------    --------
Change in Net Assets from Capital
  Transactions..............................   $(20,830)    $(44,278)   $(21,037)    $  (9,086)   $ (71,614)   $137,006
                                               ========     ========    ========     =========    =========    ========

                                                   Intermediate Bond Fund(a)
                                              -----------------------------------
                                               04/01/05-    11/01/04-   11/01/03-
                                               09/30/05     03/31/05    10/31/04
                                              -----------   ---------   ---------
                                              (Unaudited)
Capital Transactions:
I Shares:
  Proceeds from Shares Issued...............    $14,471      $13,266     $ 7,192
  Shares Issued in Merger...................      9,346           --          --
  Dividends Reinvested......................        748          712         973
  Cost of Shares Redeemed...................     (2,882)        (613)     (1,542)
                                                -------      -------     -------
  Change in Net Assets from I Shares
    Transactions............................    $21,683      $13,365     $ 6,623
                                                -------      -------     -------
T Shares(1):
  Proceeds from Shares Issued...............    $ 2,048      $ 7,295     $     1
  Dividends Reinvested......................         52           --          --
  Cost of Shares Redeemed...................        (50)          --          --
  Shares Exchanged in Merger................     (9,346)          --          --
                                                -------      -------     -------
  Change in Net Assets from T Shares
    Transactions............................    $(7,296)     $ 7,295     $     1
                                                -------      -------     -------
A Shares(2):
  Proceeds from Shares Issued...............    $     4      $    --     $     1
  Dividends Reinvested......................         --           --          --
  Cost of Shares Redeemed...................         --           --          --
                                                -------      -------     -------
  Change in Net Assets from A Shares
    Transactions............................    $     4      $    --     $     1
                                                -------      -------     -------
C Shares(3):
  Proceeds from Shares Issued...............    $    --      $    --     $     1
  Dividends Reinvested......................         --           --          --
  Cost of Shares Redeemed...................         --           --          --
                                                -------      -------     -------
  Change in Net Assets from C Shares
    Transactions............................    $    --      $    --     $     1
                                                -------      -------     -------
Change in Net Assets from Capital
  Transactions..............................    $14,391      $20,660     $ 6,626
                                                =======      =======     =======

 * Commencement of operations.
(a) Effective August 1, 2005, the T Shares of this fund were no longer offered.
(1) T shares were offered beginning on October 11, 2004 and November 13, 2003 for the Core Bond Fund and the High Quality Bond Fund, respectively.
(2) A shares were offered beginning on October 11, 2004 and October 27, 2003 for the Intermediate Bond Fund and the High Income Fund, respectively.
(3) C shares were offered beginning on October 11, 2004 for the Intermediate Bond Fund.
Amounts designated as "--" are $0 or have been rounded to $0.

                       See Notes to Financial Statements.

STI CLASSIC FUNDS  For the Periods Indicated  (Amounts in thousands)

                                                       High Income Fund                  High Quality Bond Fund(a)
                                              -----------------------------------   ------------------------------------
                                               04/01/05-    06/01/04-   06/01/03-    04/01/05-    06/01/04-   10/27/03*-
                                               09/30/05     03/31/05    05/31/04     09/30/05     03/31/05     05/31/04
                                              -----------   ---------   ---------   -----------   ---------   ----------
                                              (Unaudited)                           (Unaudited)
Share Transactions:
I Shares:
  Issued....................................      1,121        3,464       5,657         1,005        3,038       2,643
  Issued in Merger..........................                                             1,953           --          --
  Reinvested................................         87          351         424            36           50          15
  Redeemed..................................     (2,533)      (6,524)    (10,511)       (1,328)      (1,769)        (67)
                                               --------     --------    --------     ---------    ---------    --------
  Change in I Shares Transactions...........     (1,325)      (2,709)     (4,430)        1,666        1,319       2,591
                                               --------     --------    --------     ---------    ---------    --------
T Shares(1):
  Issued....................................                                                56        2,964      11,601
  Reinvested................................                                                 2           26           8
  Redeemed..................................                                              (687)     (11,458)       (559)
  Exchanged in Merger.......................                                            (1,953)          --          --
                                                                                     ---------    ---------    --------
  Change in T Shares Transactions...........                                            (2,582)      (8,468)     11,050
                                                                                     ---------    ---------    --------
A Shares(2):
  Issued....................................         13          124         350
  Reinvested................................          2           10           4
  Redeemed..................................        (53)        (238)       (150)
                                               --------     --------    --------
  Change in A Shares Transactions...........        (38)        (104)        204
                                               --------     --------    --------
C Shares(3):
  Issued....................................         74          515       6,402
  Reinvested................................        145          519         567
  Redeemed..................................     (1,694)      (4,127)     (5,714)
                                               --------     --------    --------
  Change in C Shares Transactions...........     (1,475)      (3,093)      1,255
                                               --------     --------    --------
Change in Share Transactions................     (2,838)      (5,906)     (2,971)         (916)      (7,149)     13,641
                                               ========     ========    ========     =========    =========    ========

                                                   Intermediate Bond Fund(a)
                                              -----------------------------------
                                               04/01/05-    11/01/04-   11/01/03-
                                               09/30/05     03/31/05    10/31/04
                                              -----------   ---------   ---------
                                              (Unaudited)
Share Transactions:
I Shares:
  Issued....................................      1,418        1,289         710
  Issued in Merger..........................        926           --          --
  Reinvested................................         68           69          95
  Redeemed..................................       (278)         (59)       (151)
                                                -------      -------     -------
  Change in I Shares Transactions...........      2,134        1,299         654
                                                -------      -------     -------
T Shares(1):
  Issued....................................        212          714          --
  Reinvested................................          5           --          --
  Redeemed..................................         (5)          --          --
  Exchanged in Merger.......................       (926)          --          --
                                                -------      -------     -------
  Change in T Shares Transactions...........       (714)         714          --
                                                -------      -------     -------
A Shares(2):
  Issued....................................          1           --          --
  Reinvested................................         --           --          --
  Redeemed..................................         --           --          --
                                                -------      -------     -------
  Change in A Shares Transactions...........          1           --          --
                                                -------      -------     -------
C Shares(3):
  Issued....................................         --           --          --
  Reinvested................................         --           --          --
  Redeemed..................................         --           --          --
                                                -------      -------     -------
  Change in C Shares Transactions...........         --           --          --
                                                -------      -------     -------
Change in Share Transactions................      1,421        2,013         654
                                                =======      =======     =======

 *  Commencement of operations.
(a) Effective August 1, 2005, the T Shares of this fund were no longer offered.
(1) T shares were offered beginning on October 11, 2004 and November 13, 2003 for the Core Bond Fund and the High Quality Bond Fund, respectively.
(2) A shares were offered beginning on October 11, 2004 and October 27, 2003 for the Intermediate Bond Fund and the High Income Fund, respectively.
(3) C shares were offered beginning on October 11, 2004 for the Intermediate Bond Fund.
Amounts designated as "--" are $0 or have been rounded to $0.

                       See Notes to Financial Statements.

STI CLASSIC FUNDS  For the Periods Indicated  (Amounts in thousands)

                                                                                  Investment Grade
                                            Investment Grade                         Tax-Exempt
                                                Bond Fund                             Bond Fund
                                   -----------------------------------   -----------------------------------
                                    04/01/05-    06/01/04-   06/01/03-    04/01/05-    06/01/04-   06/01/03-
                                    09/30/05     03/31/05    05/31/04     09/30/05     03/31/05    05/31/04
                                   -----------   ---------   ---------   -----------   ---------   ---------
                                   (Unaudited)                           (Unaudited)
Capital Transactions:
I Shares:
  Proceeds from Shares Issued....   $  71,809    $  78,297   $ 131,151    $ 57,162     $ 92,986    $ 83,827
  Proceeds from Shares Issued in
    Acquisition..................          --       96,136          --          --           --          --
  Shares issued in Merger........
  Dividends Reinvested...........       4,088        6,490      10,827         690        2,189       2,327
  Cost of Shares Redeemed........    (140,952)    (167,099)   (342,709)    (29,535)     (40,368)    (56,635)
                                    ---------    ---------   ---------    --------     --------    --------
  Change in Net Assets from I
    Shares Transactions..........   $ (65,055)   $  13,824   $(200,731)   $ 28,317     $ 54,807    $ 29,519
                                    ---------    ---------   ---------    --------     --------    --------
T Shares(1):
  Proceeds from Shares Issued....
  Dividends Reinvested...........
  Cost of Shares Redeemed........
  Shares Exchanged in Merger.....
  Change in Net Assets from T
    Shares Transactions..........
A Shares:
  Proceeds from Shares Issued....   $   1,706    $   2,965   $  11,284    $  2,275     $  1,595    $  3,424
  Dividends Reinvested...........         363          613         943         153          475         654
  Cost of Shares Redeemed........      (3,708)     (11,805)    (13,838)     (1,556)      (3,755)     (5,748)
                                    ---------    ---------   ---------    --------     --------    --------
  Change in Net Assets from A
    Shares Transactions..........   $  (1,639)   $  (8,227)  $  (1,611)   $    872     $ (1,685)   $ (1,670)
                                    ---------    ---------   ---------    --------     --------    --------
C Shares(2):
  Proceeds from Shares Issued....   $     652    $     724   $   6,557    $     42     $    284    $  4,230
  Dividends Reinvested...........         213          370         739          97          435         871
  Cost of Shares Redeemed........      (2,990)      (7,967)    (18,778)     (2,669)      (8,192)    (13,377)
  Shares Exchanged in Merger.....
                                    ---------    ---------   ---------    --------     --------    --------
  Change in Net Assets from C
    Shares Transactions..........   $  (2,125)   $  (6,873)  $ (11,482)   $ (2,530)    $ (7,473)   $ (8,276)
                                    ---------    ---------   ---------    --------     --------    --------
Change in Net Assets from Capital
  Transactions...................   $ (68,819)   $  (1,276)  $(213,824)   $ 26,659     $ 45,649    $ 19,573
                                    =========    =========   =========    ========     ========    ========


                                            Limited Duration
                                               Fund(a)(b)
                                   -----------------------------------
                                    04/01/05-    11/01/04-   11/01/03-
                                    09/30/05     03/31/05    10/31/04
                                   -----------   ---------   ---------
                                   (Unaudited)
Capital Transactions:
I Shares:
  Proceeds from Shares Issued....   $ 13,103     $  8,164    $ 157,998
  Proceeds from Shares Issued in
    Acquisition..................         --           --           --
  Shares issued in Merger........        116           --           --
  Dividends Reinvested...........      1,043          762        1,533
  Cost of Shares Redeemed........    (44,379)     (54,952)    (176,747)
                                    --------     --------    ---------
  Change in Net Assets from I
    Shares Transactions..........   $(30,117)    $(46,026)   $ (17,216)
                                    --------     --------    ---------
T Shares(1):
  Proceeds from Shares Issued....   $    220     $     --    $       1
  Dividends Reinvested...........         --           --           --
  Cost of Shares Redeemed........       (170)          --           --
  Shares Exchanged in Merger.....        (51)          --           --
                                    --------     --------    ---------
  Change in Net Assets from T
    Shares Transactions..........   $     (1)    $     --    $       1
                                    --------     --------    ---------
A Shares:
  Proceeds from Shares Issued....
  Dividends Reinvested...........
  Cost of Shares Redeemed........
  Change in Net Assets from A
    Shares Transactions..........
C Shares(2):
  Proceeds from Shares Issued....   $     64     $     --    $       1
  Dividends Reinvested...........         --           --           --
  Cost of Shares Redeemed........         --           --           --
  Shares Exchanged in Merger.....        (65)          --           --
                                    --------     --------    ---------
  Change in Net Assets from C
    Shares Transactions..........   $     (1)    $     --    $       1
                                    --------     --------    ---------
Change in Net Assets from Capital
  Transactions...................   $(30,119)    $(46,026)   $ (17,214)
                                    ========     ========    =========

(a) Effective August 1, 2005, the T Shares of this fund were no longer offered.
(b) Effective August 1, 2005, the C Shares of this fund were no longer offered.
(1) T shares were offered beginning on October 11, 2004 for the Limited Duration Fund.
(2) C shares were offered beginning on October 11, 2004 for the Limited Duration Fund.
Amounts designated as "-- " are $0 or have been rounded to $0.

                       See Notes to Financial Statements.

STI CLASSIC FUNDS  For the Periods Indicated  (Amounts in thousands)

                                                                                  Investment Grade
                                            Investment Grade                         Tax-Exempt
                                                Bond Fund                             Bond Fund
                                   -----------------------------------   -----------------------------------
                                    04/01/05-    06/01/04-   06/01/03-    04/01/05-    06/01/04-   06/01/03-
                                    09/30/05     03/31/05    05/31/04     09/30/05     03/31/05    05/31/04
                                   -----------   ---------   ---------   -----------   ---------   ---------
                                   (Unaudited)                           (Unaudited)
Share Transactions:
I Shares:
  Issued.........................       6,763        7,408      12,373       4,930        8,015       7,142
  Issued in Acquisition..........          --        9,140          --          --           --          --
  Issued in Merger...............
  Reinvested.....................         385          617       1,025          60          189         200
  Redeemed.......................     (13,285)     (15,871)    (32,348)     (2,549)      (3,471)     (4,843)
                                    ---------    ---------   ---------    --------     --------    --------
  Change in I Shares
    Transactions.................      (6,137)       1,294     (18,950)      2,441        4,733       2,499
                                    ---------    ---------   ---------    --------     --------    --------
T Shares(1):
  Issued.........................
  Reinvested.....................
  Redeemed.......................
  Exchanged in Merger............

  Change in T Shares
    Transactions.................
A Shares:
  Issued.........................         161          281       1,067         196          136         290
  Reinvested.....................          34           58          89          13           41          56
  Redeemed.......................        (350)      (1,117)     (1,310)       (134)        (322)       (489)
                                    ---------    ---------   ---------    --------     --------    --------
  Change in A Shares
    Transactions.................        (155)        (778)       (154)         75         (145)       (143)
                                    ---------    ---------   ---------    --------     --------    --------
C Shares(2):
  Issued.........................          62           69         615           4           24         357
  Reinvested.....................          20           35          70           8           38          75
  Redeemed.......................        (282)        (758)     (1,778)       (230)        (706)     (1,145)
  Exchanged in Merger............
                                    ---------    ---------   ---------    --------     --------    --------
  Change in C Shares
    Transactions.................        (200)        (654)     (1,093)       (218)        (644)       (713)
                                    ---------    ---------   ---------    --------     --------    --------
Change in Share Transactions.....      (6,492)        (138)    (20,197)      2,298        3,944       1,643
                                    =========    =========   =========    ========     ========    ========


                                            Limited Duration
                                               Fund(a)(b)
                                   -----------------------------------
                                    04/01/05-    11/01/04-   11/01/03-
                                    09/30/05     03/31/05    10/31/04
                                   -----------   ---------   ---------
                                   (Unaudited)
Share Transactions:
I Shares:
  Issued.........................      1,295          819       15,801
  Issued in Acquisition..........         --           --           --
  Issued in Merger...............         12           --           --
  Reinvested.....................        104           76          166
  Redeemed.......................     (4,429)      (5,506)     (17,691)
                                    --------     --------    ---------
  Change in I Shares
    Transactions.................     (3,018)      (4,611)      (1,724)
                                    --------     --------    ---------
T Shares(1):
  Issued.........................         22           --           --
  Reinvested.....................         --           --           --
  Redeemed.......................        (17)          --           --
  Exchanged in Merger............         (5)          --           --
                                    --------     --------    ---------
  Change in T Shares
    Transactions.................         --           --           --
                                    --------     --------    ---------
A Shares:
  Issued.........................
  Reinvested.....................
  Redeemed.......................

  Change in A Shares
    Transactions.................
C Shares(2):
  Issued.........................          7           --           --
  Reinvested.....................         --           --           --
  Redeemed.......................         --           --           --
  Exchanged in Merger............         (7)          --           --
                                    --------     --------    ---------
  Change in C Shares
    Transactions.................         --           --           --
                                    --------     --------    ---------
Change in Share Transactions.....     (3,018)      (4,611)      (1,724)
                                    ========     ========    =========

(a) Effective August 1, 2005, the T Shares of this fund were no longer offered.
(b) Effective August 1, 2005, the C Shares of this fund were no longer offered.
(1) T shares were offered beginning on October 11, 2004 for the Limited Duration Fund.
(2) C shares were offered beginning on October 11, 2004 for the Limited Duration Fund.
Amounts designated as "-- " are $0 or have been rounded to $0.

                       See Notes to Financial Statements.

STI CLASSIC FUNDS  For the Periods Indicated  (Amounts in thousands)

                                               Limited Term
                                             Federal Mortgage                     Maryland Municipal
                                              Securities Fund                          Bond Fund
                                    -----------------------------------   -----------------------------------
                                     04/01/05-    06/01/04-   06/01/03-    04/01/05-    06/01/04-   06/01/03-
                                     09/30/05     03/31/05    05/31/04     09/30/05     03/31/05    05/31/04
                                    -----------   ---------   ---------   -----------   ---------   ---------
                                    (Unaudited)                           (Unaudited)
Capital Transactions:
I Shares(1):
  Proceeds from Shares Issued.....   $  56,431    $ 109,729   $ 270,058     $ 3,038      $ 6,296    $  8,075
  Dividends Reinvested............       1,912        4,321       4,093         119          277         489
  Cost of Shares Redeemed.........    (110,178)    (138,526)   (144,748)     (3,496)      (5,216)     (7,414)
                                     ---------    ---------   ---------     -------      -------    --------
  Change in Net Assets from I
    Shares Transactions...........   $ (51,835)   $ (24,476)  $ 129,403     $  (339)     $ 1,357    $  1,150
                                     ---------    ---------   ---------     -------      -------    --------
A Shares(2):
  Proceeds from Shares Issued.....   $   2,038    $   3,395   $   8,182     $   585
  Dividends Reinvested............          83          181         279          --
  Cost of Shares Redeemed.........      (1,603)      (7,196)    (12,123)        (85)
                                     ---------    ---------   ---------     -------      -------    --------
  Change in Net Assets from A
    Shares Transactions...........   $     518    $  (3,620)  $  (3,662)    $   500
                                     ---------    ---------   ---------     -------      -------    --------
C Shares(3):
  Proceeds from Shares Issued.....   $     152    $     525   $  23,896     $     2      $ 1,138    $  4,056
  Dividends Reinvested............         426        1,065       2,217         134          402         932
  Cost of Shares Redeemed.........      (8,716)     (36,469)   (116,892)     (1,808)      (7,314)    (13,988)
                                     ---------    ---------   ---------     -------      -------    --------
  Change in Net Assets from C
    Shares Transactions...........   $  (8,138)   $ (34,879)  $ (90,779)    $(1,672)     $(5,774)   $ (9,000)
                                     ---------    ---------   ---------     -------      -------    --------
Change in Net Assets from Capital
  Transactions....................   $ (59,455)   $ (62,975)  $  34,962     $(1,511)     $(4,417)   $ (7,850)
                                     =========    =========   =========     =======      =======    ========
Share Transactions:
I Shares(1):
  Issued..........................       5,583       10,801      26,070         292          614         766
  Reinvested......................         189          423         397          11           27          47
  Redeemed........................     (10,889)     (13,622)    (13,982)       (336)        (514)       (705)
                                     ---------    ---------   ---------     -------      -------    --------
  Change in I Shares
    Transactions..................      (5,117)      (2,398)     12,485         (33)         127         108
                                     ---------    ---------   ---------     -------      -------    --------
A Shares(2):
  Issued..........................         202          328         790          56
  Reinvested......................           8           18          27          --
  Redeemed........................        (159)        (699)     (1,176)         (8)
                                     ---------    ---------   ---------     -------      -------    --------
  Change in A Shares
    Transactions..................          51         (353)       (359)         48
                                     ---------    ---------   ---------     -------      -------    --------
C Shares(3):
  Issued..........................          15           45       2,282          --          112         375
  Reinvested......................          42          104         215          13           39          88
  Redeemed........................        (862)      (3,565)    (11,317)       (173)        (705)     (1,323)
                                     ---------    ---------   ---------     -------      -------    --------
  Change in C Shares
    Transactions..................        (805)      (3,416)     (8,820)       (160)        (554)       (860)
                                     ---------    ---------   ---------     -------      -------    --------
Change in Share Transactions......      (5,871)      (6,167)      3,306        (145)        (427)       (752)
                                     =========    =========   =========     =======      =======    ========


                                         North Carolina Tax-Exempt
                                                 Bond Fund
                                    ------------------------------------
                                     04/01/05-    06/01/04-   01/08/04*-
                                     09/30/05     03/31/05     05/31/04
                                    -----------   ---------   ----------
                                    (Unaudited)
Capital Transactions:
I Shares(1):
  Proceeds from Shares Issued.....    $ 2,486      $11,202     $35,213
  Dividends Reinvested............          5          124          --
  Cost of Shares Redeemed.........     (2,969)      (3,714)     (1,592)
                                      -------      -------     -------
  Change in Net Assets from I
    Shares Transactions...........    $  (478)     $ 7,612     $33,621
                                      -------      -------     -------
A Shares(2):
  Proceeds from Shares Issued.....         --           --          --
  Dividends Reinvested............         --           --          --
  Cost of Shares Redeemed.........         --           --          --
                                      -------      -------     -------
  Change in Net Assets from A
    Shares Transactions...........         --           --          --
                                      -------      -------     -------
C Shares(3):
  Proceeds from Shares Issued.....         --           --          --
  Dividends Reinvested............         --           --          --
  Cost of Shares Redeemed.........         --           --          --
                                      -------      -------     -------
  Change in Net Assets from C
    Shares Transactions...........         --           --          --
                                      -------      -------     -------
Change in Net Assets from Capital
  Transactions....................    $  (478)     $ 7,612     $33,621
                                      =======      =======     =======
Share Transactions:
I Shares(1):
  Issued..........................        248        1,134       3,517
  Reinvested......................          1           12          --
  Redeemed........................       (296)        (372)       (159)
                                      -------      -------     -------
  Change in I Shares
    Transactions..................        (47)         774       3,358
                                      -------      -------     -------
A Shares(2):
  Issued..........................         --           --          --
  Reinvested......................         --           --          --
  Redeemed........................         --           --          --
                                      -------      -------     -------
  Change in A Shares
    Transactions..................         --           --          --
                                      -------      -------     -------
C Shares(3):
  Issued..........................         --           --          --
  Reinvested......................         --           --          --
  Redeemed........................         --           --          --
                                      -------      -------     -------
  Change in C Shares
    Transactions..................         --           --          --
                                      -------      -------     -------
Change in Share Transactions......        (47)         774       3,358
                                      =======      =======     =======

 *  Commencement of operations.
(1) I shares were offered beginning on January 8, 2004 for the North Carolina Tax-Exempt Bond Fund.
(2) A shares were offered beginning on March 21, 2005 and April 13, 2005 for the North Carolina Tax-Exempt Bond Fund and the Maryland Municipal Fund, respectively.
(3) C shares were offered beginning on March 21, 2005 for the North Carolina Tax-Exempt Bond Fund.
Amounts designated as "--" are $0 or have been rounded to $0.

                       See Notes to Financial Statements.

STI CLASSIC FUNDS  For the Periods Indicated  (Amounts in thousands)

                                             Seix High Yield                         Short-Term
                                                 Fund(a)                              Bond Fund
                                   -----------------------------------   -----------------------------------
                                    04/01/05-    11/01/04-   11/01/03-    04/01/05-    06/01/04-   06/01/03-
                                    09/30/05     03/31/05    10/31/04     09/30/05     03/31/05    05/31/04
                                   -----------   ---------   ---------   -----------   ---------   ---------
                                   (Unaudited)                           (Unaudited)
Capital Transactions:
I Shares:
  Proceeds from Shares Issued....   $  94,801    $ 144,588   $ 868,270    $ 46,233     $ 95,870    $ 112,609
  Shares Issued in Merger........       4,531           --          --
  Dividends Reinvested...........      34,532       49,289      74,278       1,175        1,755        2,305
  Cost of Shares Redeemed........    (291,117)    (427,085)   (353,054)    (56,329)     (87,950)    (129,543)
                                    ---------    ---------   ---------    --------     --------    ---------
  Change in Net Assets from I
    Shares Transactions..........   $(157,253)   $(233,208)  $ 589,494    $ (8,921)    $  9,675    $ (14,629)
                                    ---------    ---------   ---------    --------     --------    ---------
T Shares(1):
  Proceeds from Shares Issued....   $   2,785    $   1,179   $   1,798
  Dividends Reinvested...........          12           20          --
  Cost of Shares Redeemed........      (1,141)         (91)        (31)
  Shares Exchanged In Merger.....      (4,531)          --          --
                                    ---------    ---------   ---------
  Change in Net Assets from T
    Shares Transactions..........   $  (2,875)   $   1,108   $   1,767
                                    ---------    ---------   ---------
A Shares:
  Proceeds from Shares Issued....   $   1,816    $   1,729   $   3,288    $  2,306     $  2,913    $   5,818
  Dividends Reinvested...........         207          404         559          71           87          115
  Cost of Shares Redeemed........         (25)      (7,897)     (3,509)     (2,069)      (3,030)      (5,618)
                                    ---------    ---------   ---------    --------     --------    ---------
  Change in Net Assets from A
    Shares Transactions..........   $   1,998    $  (5,764)  $     338    $    308     $    (30)   $     315
                                    ---------    ---------   ---------    --------     --------    ---------
C Shares(2):
  Proceeds from Shares Issued....   $   1,685    $   3,438   $       1    $    411     $    929    $   8,024
  Dividends Reinvested...........          20            7          --         119          240          449
  Cost of Shares Redeemed........         (27)         (70)         --      (3,437)      (9,382)     (16,981)
                                    ---------    ---------   ---------    --------     --------    ---------
  Change in Net Assets from C
    Shares Transactions..........   $   1,678    $   3,375   $       1    $ (2,907)    $ (8,213)   $  (8,508)
                                    ---------    ---------   ---------    --------     --------    ---------
Change in Net Assets from Capital
  Transactions...................   $(156,452)   $(234,489)  $ 591,600    $(11,520)    $  1,432    $ (22,822)
                                    =========    =========   =========    ========     ========    =========

                                        Short-Term U.S. Treasury
                                             Securities Fund
                                   -----------------------------------
                                    04/01/05-    06/01/04-   06/01/03-
                                    09/30/05     03/31/05    05/31/04
                                   -----------   ---------   ---------
                                   (Unaudited)
Capital Transactions:
I Shares:
  Proceeds from Shares Issued....   $  2,935     $ 17,440    $ 16,704
  Shares Issued in Merger........
  Dividends Reinvested...........        117          510         678
  Cost of Shares Redeemed........    (12,011)     (38,823)    (44,103)
                                    --------     --------    --------
  Change in Net Assets from I
    Shares Transactions..........   $ (8,959)    $(20,873)   $(26,721)
                                    --------     --------    --------
T Shares(1):
  Proceeds from Shares Issued....
  Dividends Reinvested...........
  Cost of Shares Redeemed........
  Shares Exchanged In Merger.....

  Change in Net Assets from T
    Shares Transactions..........

A Shares:
  Proceeds from Shares Issued....   $    212     $  1,435    $ 11,230
  Dividends Reinvested...........         48          145         349
  Cost of Shares Redeemed........     (1,678)      (7,892)    (13,938)
                                    --------     --------    --------
  Change in Net Assets from A
    Shares Transactions..........   $ (1,418)    $ (6,312)   $ (2,359)
                                    --------     --------    --------
C Shares(2):
  Proceeds from Shares Issued....   $    120     $  1,211    $ 16,687
  Dividends Reinvested...........        250          759       1,810
  Cost of Shares Redeemed........     (6,886)     (29,576)    (81,783)
                                    --------     --------    --------
  Change in Net Assets from C
    Shares Transactions..........   $ (6,516)    $(27,606)   $(63,286)
                                    --------     --------    --------
Change in Net Assets from Capital
  Transactions...................   $(16,893)    $(54,791)   $(92,366)
                                    ========     ========    ========

(a) Effective August 1, 2005, the T Shares of this fund were no longer offered.
(1) T shares were offered beginning on October 11, 2004 for the Seix High Yield Fund.
(2) C shares were offered beginning on October 11, 2004 for the Seix High Yield Fund.
Amounts designated as "--" are $0 or have been rounded to $0.

                       See Notes to Financial Statements.

STI CLASSIC FUNDS  For the Periods Indicated  (Amounts in thousands)

                                             Seix High Yield                         Short-Term
                                                 Fund(a)                              Bond Fund
                                   -----------------------------------   -----------------------------------
                                    04/01/05-    11/01/04-   11/01/03-    04/01/05-    06/01/04-   06/01/03-
                                    09/30/05     03/31/05    10/31/04     09/30/05     03/31/05    05/31/04
                                   -----------   ---------   ---------   -----------   ---------   ---------
                                   (Unaudited)                           (Unaudited)
Share Transactions:
I Shares:
  Issued.........................       8,515       12,773      77,562       4,746        9,702       11,306
  Issued in Merger...............         408           --          --
  Reinvested.....................       3,139        4,356       6,653         121          179          232
  Redeemed.......................     (26,428)     (37,787)    (31,699)     (5,784)      (8,895)     (13,012)
                                    ---------    ---------   ---------    --------     --------    ---------
  Change in I Shares
    Transactions.................     (14,366)     (20,658)     52,516        (917)         986       (1,474)
                                    ---------    ---------   ---------    --------     --------    ---------
T Shares(1):
  Issued.........................         258          104         159
  Reinvested.....................           1            2          --
  Redeemed.......................        (105)          (8)         (3)
  Exchanged in Merger............        (408)          --          --
                                    ---------    ---------   ---------
  Change in T Shares
    Transactions.................        (254)          98         156
                                    ---------    ---------   ---------
A Shares:
  Issued.........................         168          157         303         236          296          583
  Reinvested.....................          19           36          51           7            9           11
  Redeemed.......................          (2)        (715)       (319)       (212)        (308)        (563)
                                    ---------    ---------   ---------    --------     --------    ---------
  Change in A Shares
    Transactions.................         185         (522)         35          31           (3)          31
                                    ---------    ---------   ---------    --------     --------    ---------
C Shares(2):
  Issued.........................         153          303          --          42           96          803
  Reinvested.....................           2            1          --          13           24           45
  Redeemed.......................          (2)          (6)         --        (352)        (955)      (1,703)
                                    ---------    ---------   ---------    --------     --------    ---------
  Change in C Shares
    Transactions.................         153          298          --        (297)        (835)        (855)
                                    ---------    ---------   ---------    --------     --------    ---------
Change in Share Transactions.....     (14,282)     (20,784)     52,707      (1,183)         148       (2,298)
                                    =========    =========   =========    ========     ========    =========

                                        Short-Term U.S. Treasury
                                             Securities Fund
                                   -----------------------------------
                                    04/01/05-    06/01/04-   06/01/03-
                                    09/30/05     03/31/05    05/31/04
                                   -----------   ---------   ---------
                                   (Unaudited)
Share Transactions:
I Shares:
  Issued.........................        296        1,707       1,628
  Issued in Merger...............
  Reinvested.....................         12           51          66
  Redeemed.......................     (1,211)      (3,837)     (4,296)
                                    --------     --------    --------
  Change in I Shares
    Transactions.................       (903)      (2,079)     (2,602)
                                    --------     --------    --------
T Shares(1):
  Issued.........................
  Reinvested.....................
  Redeemed.......................
  Exchanged in Merger............

  Change in T Shares
    Transactions.................
A Shares:
  Issued.........................         21          139       1,096
  Reinvested.....................          5           14          34
  Redeemed.......................       (169)        (781)     (1,363)
                                    --------     --------    --------
  Change in A Shares
    Transactions.................       (143)        (628)       (233)
                                    --------     --------    --------
C Shares(2):
  Issued.........................         12          119       1,622
  Reinvested.....................         25           76         178
  Redeemed.......................       (695)      (2,946)     (7,989)
                                    --------     --------    --------
  Change in C Shares
    Transactions.................       (658)      (2,751)     (6,189)
                                    --------     --------    --------
Change in Share Transactions.....     (1,704)      (5,458)     (9,024)
                                    ========     ========    ========

(a) Effective August 1, 2005, the T Shares of this fund were no longer offered.
(1) T shares were offered beginning on October 11, 2004 for the Seix High Yield Fund.
(2) C shares were offered beginning on October 11, 2004 for the Seix High Yield Fund.
Amounts designated as "--" are $0 or have been rounded to $0.

                       See Notes to Financial Statements.

STI CLASSIC FUNDS  For the Periods Indicated  (Amounts in thousands)

                                              Strategic Income                         Total Return
                                                    Fund                               Bond Fund(a)
                                     -----------------------------------   ------------------------------------
                                      04/01/05-    06/01/04-   06/01/03-    04/01/05-    06/01/04-   10/15/03*-
                                      09/30/05     03/31/05    05/31/04     09/30/05     03/31/05     05/31/04
                                     -----------   ---------   ---------   -----------   ---------   ----------
                                     (Unaudited)                           (Unaudited)
Capital Transactions:
I Shares:
  Proceeds from Shares Issued......   $ 86,305     $115,818    $ 61,718     $ 51,278     $ 63,889     $18,136
  Shares Issued in Merger..........                                            6,079           --          --
  Dividends Reinvested.............        575        1,019         789        1,438          422         225
  Cost of Shares Redeemed..........    (29,958)     (21,438)    (23,966)     (50,588)     (21,945)     (2,376)
                                      --------     --------    --------     --------     --------     -------
  Change in Net Assets from I
    Shares Transactions............   $ 56,922     $ 95,399    $ 38,541     $  8,207     $ 42,366     $15,985
                                      --------     --------    --------     --------     --------     -------
T Shares(1):
  Proceeds from Shares Issued......                                         $  1,207     $  9,247     $34,463
  Dividends Reinvested.............                                               55          832         352
  Cost of Shares Redeemed..........                                           (1,906)     (36,570)     (1,601)
  Shares Exchanged in Merger.......                                           (6,079)          --          --
                                                                            --------     --------     -------
  Change in Net Assets from T
    Shares Transactions............                                         $ (6,723)    $(26,491)    $33,214
                                                                            --------     --------     -------
A Shares(2):
  Proceeds from Shares Issued......   $  1,155     $  2,095    $  4,920
  Dividends Reinvested.............         56          110          41
  Cost of Shares Redeemed..........     (2,198)      (2,794)       (682)
                                      --------     --------    --------
  Change in Net Assets from A
    Shares Transactions............   $   (987)    $   (589)   $  4,279
                                      --------     --------    --------
C Shares:
  Proceeds from Shares Issued......   $  1,107     $  4,056    $ 75,089
  Dividends Reinvested.............        886        2,865       5,643
  Cost of Shares Redeemed..........    (15,482)     (48,814)    (91,009)
                                      --------     --------    --------
  Change in Net Assets from C
    Shares Transactions............   $(13,489)    $(41,893)   $(10,277)
                                      --------     --------    --------
Change in Net Assets from Capital
  Transactions.....................   $ 42,446     $ 52,917    $ 32,543     $  1,484     $ 15,875     $49,199
                                      ========     ========    ========     ========     ========     =======

                                               U.S. Government
                                               Securities Fund
                                     -----------------------------------
                                      04/01/05-    06/01/04-   06/01/03-
                                      09/30/05     03/31/05    05/31/04
                                     -----------   ---------   ---------
                                     (Unaudited)
Capital Transactions:
I Shares:
  Proceeds from Shares Issued......   $ 80,774     $ 80,344    $138,247
  Shares Issued in Merger..........
  Dividends Reinvested.............      1,351        2,238       3,400
  Cost of Shares Redeemed..........    (44,416)     (64,224)    (85,923)
                                      --------     --------    --------
  Change in Net Assets from I
    Shares Transactions............   $ 37,709     $ 18,358    $ 55,724
                                      --------     --------    --------
T Shares(1):
  Proceeds from Shares Issued......
  Dividends Reinvested.............
  Cost of Shares Redeemed..........
  Shares Exchanged in Merger.......
  Change in Net Assets from T
    Shares Transactions............
A Shares(2):
  Proceeds from Shares Issued......   $  2,079     $  2,421    $ 11,471
  Dividends Reinvested.............         40          142         241
  Cost of Shares Redeemed..........     (2,076)      (8,089)    (12,029)
                                      --------     --------    --------
  Change in Net Assets from A
    Shares Transactions............   $     43     $ (5,526)   $   (317)
                                      --------     --------    --------
C Shares:
  Proceeds from Shares Issued......   $     46     $    160    $  4,150
  Dividends Reinvested.............        135          295         645
  Cost of Shares Redeemed..........     (2,599)      (7,370)    (23,438)
                                      --------     --------    --------
  Change in Net Assets from C
    Shares Transactions............   $ (2,418)    $ (6,915)   $(18,643)
                                      --------     --------    --------
Change in Net Assets from Capital
  Transactions.....................   $ 35,334     $  5,917    $ 36,764
                                      ========     ========    ========

 *  Commencement of operations.
(a) Effective August 1, 2005, the T Shares of this fund were no longer offered.
(1) T shares were offered beginning on January 14, 2004 for the Total Return
    Fund.
(2) A shares were offered beginning on October 8, 2003 for the Strategic Income Fund.
Amounts designated as "--" are $0 or have been rounded to $0.

                       See Notes to Financial Statements.

STI CLASSIC FUNDS  For the Periods Indicated  (Amounts in thousands)

                                              Strategic Income                         Total Return
                                                    Fund                               Bond Fund(a)
                                     -----------------------------------   ------------------------------------
                                      04/01/05-    06/01/04-   06/01/03-    04/01/05-    06/01/04-   10/15/03*-
                                      09/30/05     03/31/05    05/31/04     09/30/05     03/31/05     05/31/04
                                     -----------   ---------   ---------   -----------   ---------   ----------
                                     (Unaudited)                           (Unaudited)
Share Transactions:
I Shares:
  Issued...........................      8,451       11,187       6,185        1,232        6,343       1,796
  Issued in Merger.................                                              608           --          --
  Reinvested.......................         56          100          79           29           42          22
  Redeemed.........................     (2,937)      (2,101)     (2,410)      (1,083)      (2,180)       (232)
                                      --------     --------    --------     --------     --------     -------
  Change in I Shares
    Transactions...................      5,570        9,186       3,854          786        4,205       1,586
                                      --------     --------    --------     --------     --------     -------
T Shares(1):
  Issued...........................                                              121          922       3,381
  Reinvested.......................                                                5           83          35
  Redeemed.........................                                             (153)      (3,626)       (160)
  Exchanged in Merger..............                                             (608)          --          --
                                                                            --------     --------     -------
  Change in T Shares
    Transactions...................                                             (635)      (2,621)      3,256
                                                                            --------     --------     -------
A Shares(2):
  Issued...........................        113          203         489
  Reinvested.......................          6           11           4
  Redeemed.........................       (215)        (271)        (67)
                                      --------     --------    --------
  Change in A Shares
    Transactions...................        (96)         (57)        426
                                      --------     --------    --------
C Shares:
  Issued...........................        108          435       7,519
  Reinvested.......................         86          282         566
  Redeemed.........................     (1,516)      (4,871)     (9,144)
                                      --------     --------    --------
  Change in C Shares
    Transactions...................     (1,322)      (4,154)     (1,059)
                                      --------     --------    --------
Change in Share Transactions.......      4,152        4,975       3,221          151        1,584       4,842
                                      ========     ========    ========     ========     ========     =======

                                               U.S. Government
                                               Securities Fund
                                     -----------------------------------
                                      04/01/05-    06/01/04-   06/01/03-
                                      09/30/05     03/31/05    05/31/04
                                     -----------   ---------   ---------
                                     (Unaudited)
Share Transactions:
I Shares:
  Issued...........................      7,702        7,670      13,051
  Issued in Merger.................
  Reinvested.......................        129          213         322
  Redeemed.........................     (4,233)      (6,141)     (8,140)
                                      --------     --------    --------
  Change in I Shares
    Transactions...................      3,598        1,742       5,233
                                      --------     --------    --------
T Shares(1):
  Issued...........................
  Reinvested.......................
  Redeemed.........................
  Exchanged in Merger..............

  Change in T Shares
    Transactions...................

A Shares(2):
  Issued...........................        198          231       1,088
  Reinvested.......................          4           14          23
  Redeemed.........................       (198)        (769)     (1,145)
                                      --------     --------    --------
  Change in A Shares
    Transactions...................          4         (524)        (34)
                                      --------     --------    --------
C Shares:
  Issued...........................          4           15         387
  Reinvested.......................         13           28          61
  Redeemed.........................       (247)        (704)     (2,218)
                                      --------     --------    --------
  Change in C Shares
    Transactions...................       (230)        (661)     (1,770)
                                      --------     --------    --------
Change in Share Transactions.......      3,372          557       3,429
                                      ========     ========    ========

 *  Commencement of operations.
(a) Effective August 1, 2005, the T Shares of this fund were no longer offered.
(1) T shares were offered beginning on January 14, 2004 for the Total Return
    Fund.
(2) A shares were offered beginning on October 8, 2003 for the Strategic Income Fund.
Amounts designated as "--" are $0 or have been rounded to $0.

                       See Notes to Financial Statements.

STI CLASSIC FUNDS  For the Periods Indicated  (Amounts in thousands)

                                               U.S. Government
                                           Securities Ultra-Short                      Ultra-Short
                                               Bond Fund(b)(c)                       Bond Fund(a)(c)
                                     -----------------------------------   -----------------------------------
                                      04/01/05-    06/01/04-   06/01/03-    04/01/05-    06/01/04-   06/01/03-
                                      09/30/05     03/31/05    05/31/04     09/30/05     03/31/05    05/31/04
                                     -----------   ---------   ---------   -----------   ---------   ---------
                                     (Unaudited)                           (Unaudited)
Capital Transactions:
I Shares:
  Proceeds from Shares Issued......   $ 139,783    $ 30,218    $ 62,017     $ 199,262    $ 33,501    $ 155,867
  Shares Issued in Merger..........      15,279          --          --       162,609          --           --
  Dividends Reinvested.............       1,151         575         596         1,073         374          493
  Cost of Shares Redeemed..........    (136,390)    (58,326)    (79,764)     (208,454)    (71,824)    (189,463)
                                      ---------    --------    --------     ---------    --------    ---------
  Change in Net Assets from I
    Shares Transactions............   $  19,823    $(27,533)   $(17,151)    $ 154,490    $(37,949)   $ (33,103)
                                      ---------    --------    --------     ---------    --------    ---------
T Shares(1):
  Proceeds from Shares Issued......                                         $  47,460    $ 52,537    $ 150,211
  Dividends Reinvested.............                                               203         281          210
  Cost of Shares Redeemed..........                                           (24,941)    (51,043)     (82,032)
  Shares Exchanged in Merger                                                 (162,609)         --           --
                                                                            ---------    --------    ---------
  Change in Net Assets from T
    Shares Transactions............                                         $(139,887)   $  1,775    $  68,389
                                                                            ---------    --------    ---------
A Shares:
  Proceeds from Shares Issued......
  Dividends Reinvested.............
  Cost of Shares Redeemed..........

  Change in Net Assets from A
    Shares Transactions............

C Shares(2):
  Proceeds from Shares Issued......   $   7,791    $  5,128    $ 85,370
  Dividends Reinvested.............          99         280         480
  Cost of Shares Redeemed..........      (6,127)    (30,436)    (71,061)
  Shares Exchanged in Merger.......     (15,279)         --          --
                                      ---------    --------    --------
  Change in Net Assets from C
    Shares Transactions............   $ (13,516)   $(25,028)   $ 14,789
                                      ---------    --------    --------
Change in Net Assets from Capital
  Transactions.....................   $   6,307    $(52,561)   $ (2,362)    $  14,603    $(36,174)   $  35,286
                                      =========    ========    ========     =========    ========    =========


                                            Virginia Intermediate
                                             Municipal Bond Fund
                                     -----------------------------------
                                      04/01/05-    06/01/04-   06/01/03-
                                      09/30/05     03/31/05    05/31/04
                                     -----------   ---------   ---------
                                     (Unaudited)
Capital Transactions:
I Shares:
  Proceeds from Shares Issued......   $ 10,234     $ 15,236    $ 19,400
  Shares Issued in Merger..........         --           --          --
  Dividends Reinvested.............         70        1,109       1,285
  Cost of Shares Redeemed..........    (12,386)     (20,317)    (35,871)
                                      --------     --------    --------
  Change in Net Assets from I
    Shares Transactions............   $ (2,082)    $ (3,972)   $(15,186)
                                      --------     --------    --------
T Shares(1):
  Proceeds from Shares Issued......
  Dividends Reinvested.............
  Cost of Shares Redeemed..........
  Shares Exchanged in Merger

  Change in Net Assets from T
    Shares Transactions............

A Shares:
  Proceeds from Shares Issued......   $    592     $  1,326    $  5,471
  Dividends Reinvested.............         75          271         308
  Cost of Shares Redeemed..........     (1,143)      (5,030)     (5,091)
                                      --------     --------    --------
  Change in Net Assets from A
    Shares Transactions............   $   (476)    $ (3,433)   $    688
                                      --------     --------    --------
C Shares(2):
  Proceeds from Shares Issued......   $      9
  Dividends Reinvested.............         --
  Cost of Shares Redeemed..........         --
  Shares Exchanged in Merger.......
                                      --------     --------    --------
  Change in Net Assets from C
    Shares Transactions............   $      9
                                      --------     --------    --------
Change in Net Assets from Capital
  Transactions.....................   $ (2,549)    $ (7,405)   $(14,498)
                                      ========     ========    ========

(a) Effective August 1, 2005, the T Shares of this fund were no longer offered.
(b) Effective August 1, 2005, the C Shares of this fund were no longer offered.
(c) The Ultra-Short Bond Fund and the U.S. Government Securities Ultra-Short Bond Fund were adjusted for a 5:1 stock split and 4.974874:1 stock split on April 1, 2005, respectively.
(1) T shares were offered beginning on October 3, 2002 for the Ultra-Short Bond Fund.
(2) C shares were offered beginning on April 16, 2003 and September 1, 2005 for the U.S. Government Securities Ultra-Short Bond Fund and the Virginia Intermediate Municipal Bond Fund, respectively.
Amounts designated as "--" are $0 or have been rounded to $0.

                       See Notes to Financial Statements.

STI CLASSIC FUNDS  For the Periods Indicated  (Amounts in thousands)

                                               U.S. Government
                                           Securities Ultra-Short                      Ultra-Short
                                               Bond Fund(b)(c)                       Bond Fund(a)(c)
                                     -----------------------------------   -----------------------------------
                                      04/01/05-    06/01/04-   06/01/03-    04/01/05-    06/01/04-   06/01/03-
                                      09/30/05     03/31/05    05/31/04     09/30/05     03/31/05    05/31/04
                                     -----------   ---------   ---------   -----------   ---------   ---------
                                     (Unaudited)                           (Unaudited)
Share Transactions:
I Shares:
  Issued...........................       3,149      15,112      30,928         3,416      16,701       77,447
  Issued in Merger.................       1,544          --          --        16,270          --           --
  Reinvested.......................          48         288         297            54         187          245
  Redeemed.........................     (22,699)    (29,178)    (39,825)      (34,109)    (35,827)     (94,148)
                                      ---------    --------    --------     ---------    --------    ---------
  Change in I Shares
    Transactions...................     (17,958)    (13,778)     (8,600)      (14,369)    (18,939)     (16,456)
                                      ---------    --------    --------     ---------    --------    ---------
T Shares(1):
  Issued...........................                                             4,871      26,310       74,978
  Reinvested.......................                                                38         141          105
  Redeemed.........................                                           (58,311)    (25,575)     (40,981)
  Exchanged in Merger..............                                           (16,264)         --           --
                                                                            ---------    --------    ---------
  Change in T Shares
    Transactions...................                                           (69,666)        876       34,102
                                                                            ---------    --------    ---------
A Shares:
  Issued...........................
  Reinvested.......................
  Redeemed.........................

  Change in A Shares
    Transactions...................

C Shares(2):
  Issued...........................         833         517       8,554
  Reinvested.......................          10          28          48
  Redeemed.........................        (619)     (3,066)     (7,134)
  Exchanged in Merger..............      (1,544)         --          --
                                      ---------    --------    --------
  Change in C Shares
    Transactions...................      (1,320)     (2,521)      1,468
                                      ---------    --------    --------
Change in Share Transactions.......     (19,278)    (16,299)     (7,132)      (84,035)    (18,063)      17,646
                                      =========    ========    ========     =========    ========    =========


                                            Virginia Intermediate
                                             Municipal Bond Fund
                                     -----------------------------------
                                      04/01/05-    06/01/04-   06/01/03-
                                      09/30/05     03/31/05    05/31/04
                                     -----------   ---------   ---------
                                     (Unaudited)
Share Transactions:
I Shares:
  Issued...........................      1,000        1,487       1,860
  Issued in Merger.................         --           --          --
  Reinvested.......................          7          108         123
  Redeemed.........................     (1,210)      (1,980)     (3,434)
                                      --------     --------    --------
  Change in I Shares
    Transactions...................       (203)        (385)     (1,451)
                                      --------     --------    --------
T Shares(1):
  Issued...........................
  Reinvested.......................
  Redeemed.........................
  Exchanged in Merger..............

  Change in T Shares
    Transactions...................

A Shares:
  Issued...........................         58          130         518
  Reinvested.......................          7           26          30
  Redeemed.........................       (111)        (491)       (489)
                                      --------     --------    --------
  Change in A Shares
    Transactions...................        (46)        (335)         59
                                      --------     --------    --------
C Shares(2):
  Issued...........................          1
  Reinvested.......................         --
  Redeemed.........................         --
  Exchanged in Merger..............
                                      --------     --------    --------
  Change in C Shares
    Transactions...................          1
                                      --------     --------    --------
Change in Share Transactions.......       (248)        (720)     (1,392)
                                      ========     ========    ========

(a) Effective August 1, 2005, the T Shares of this fund were no longer offered.
(b) Effective August 1, 2005, the C Shares of this fund were no longer offered.
(c) The Ultra-Short Bond Fund and the U.S. Government Securities Ultra-Short Bond Fund were adjusted for a 5:1 stock split and 4.974874:1 stock split on April 1, 2005, respectively.
(1) T shares were offered beginning on October 3, 2002 for the Ultra-Short Bond Fund.
(2) C shares were offered beginning on April 16, 2003 and September 1, 2005 for the U.S. Government Securities Ultra-Short Bond Fund and the Virginia Intermediate Municipal Bond Fund, respectively.
Amounts designated as "--" are $0 or have been rounded to $0.

                       See Notes to Financial Statements.

STI CLASSIC FUNDS  For the Periods Indicated  (Amounts in thousands)

                                                                      Virginia Municipal
                                                                           Bond Fund
                                                              -----------------------------------
                                                               04/01/05-    06/01/04-   06/01/03-
                                                               09/30/05     03/31/05    05/31/04
                                                              -----------   ---------   ---------
                                                              (Unaudited)
Capital Transactions:
I Shares:
  Proceeds from Shares Issued...............................    $ 6,957      $ 9,839    $  8,850
  Dividends Reinvested......................................         46          361         477
  Cost of Shares Redeemed...................................     (4,456)      (5,501)    (10,867)
                                                                -------      -------    --------
  Change in Net Assets from I Shares Transactions...........    $ 2,547      $ 4,699    $ (1,540)
                                                                -------      -------    --------
A Shares(1):
  Proceeds from Shares Issued...............................    $   314      $   198    $    128
  Dividends Reinvested......................................          2            4          --
  Cost of Shares Redeemed...................................       (128)        (150)         --
                                                                -------      -------    --------
  Change in Net Assets from A Shares Transactions...........    $   188      $    52    $    128
                                                                -------      -------    --------
C Shares:
  Proceeds from Shares Issued...............................    $   389      $   236    $  2,118
  Dividends Reinvested......................................         56          203         458
  Cost of Shares Redeemed...................................     (1,778)      (3,651)     (8,927)
                                                                -------      -------    --------
  Change in Net Assets from C Shares Transactions...........    $(1,333)     $(3,212)   $ (6,351)
                                                                -------      -------    --------
Change in Net Assets from Capital Transactions..............    $ 1,402      $ 1,539    $ (7,763)
                                                                =======      =======    ========
Share Transactions:
I Shares:
  Issued....................................................        664          941         821
  Reinvested................................................          4           34          45
  Redeemed..................................................       (425)        (527)     (1,017)
                                                                -------      -------    --------
  Change in I Shares Transactions...........................        243          448        (151)
                                                                -------      -------    --------
A Shares(1):
  Issued....................................................         30           19          12
  Reinvested................................................         --           --          --
  Redeemed..................................................        (12)         (14)         --
                                                                -------      -------    --------
  Change in A Shares Transactions...........................         18            5          12
                                                                -------      -------    --------
C Shares:
  Issued....................................................         37           24         194
  Reinvested................................................          5           19          43
  Redeemed..................................................       (169)        (347)       (828)
                                                                -------      -------    --------
  Change in C Shares Transactions...........................       (127)        (304)       (591)
                                                                -------      -------    --------
Change in Share Transactions................................        134          149        (730)
                                                                =======      =======    ========

(1) A shares were offered beginning on May 11, 2004 for the Virginia Municipal Bond Fund.
Amounts designated as "--" are $0 or have been rounded to $0.

                       See Notes to Financial Statements.

STI CLASSIC FUNDS  For the Periods Indicated  (Amounts in thousands)

                                             Prime Quality                             Tax-Exempt
                                           Money Market Fund                        Money Market Fund
                                ---------------------------------------   -------------------------------------
                                 04/01/05-     06/01/04-     06/01/03-    04/01/05-    06/01/04-     06/01/03-
                                 09/30/05      03/31/05      05/31/04     09/30/05     03/31/05      05/31/04
                                -----------   -----------   -----------   ---------   -----------   -----------
Capital Transactions
I Shares:
  Proceeds from Shares
    Issued....................  $ 2,291,942   $ 3,189,305   $ 3,517,343   $ 917,274   $ 1,211,836   $ 1,424,246
  Dividends Reinvested........        3,951         3,021         1,743           7            --            --
  Cost of Shares Redeemed.....   (2,525,818)   (3,496,078)   (4,326,125)   (817,539)   (1,253,857)   (1,534,286)
                                -----------   -----------   -----------   ---------   -----------   -----------
  Change in Net Assets from I
    Shares: Transactions......  $  (229,925)  $  (303,752)  $  (807,039)  $  99,742   $   (42,021)  $  (110,040)
                                -----------   -----------   -----------   ---------   -----------   -----------
A Shares:
  Proceeds from Shares
    Issued....................  $ 1,018,285   $ 1,229,000   $ 1,045,548   $ 658,272   $   496,256   $   361,662
  Dividends Reinvested........       25,587        15,823         6,441       4,585         2,233           937
  Cost of Shares Redeemed.....     (445,116)     (971,800)   (1,126,059)   (289,137)     (370,606)     (327,551)
                                -----------   -----------   -----------   ---------   -----------   -----------
  Change in Net Assets from A
    Shares Transactions.......  $   598,756   $   273,023   $   (74,070)  $ 373,720   $   127,883   $    35,048
                                -----------   -----------   -----------   ---------   -----------   -----------
C Shares:
  Proceeds from Shares
    Issued....................  $       758   $     7,507   $    56,986
  Dividends Reinvested........           79            92            43
  Cost of Shares Redeemed.....       (4,731)      (22,949)      (46,221)
                                -----------   -----------   -----------
  Change in Net Assets from C
    Shares Transactions.......  $    (3,894)  $   (15,350)  $    10,808
                                -----------   -----------   -----------
Change in Net Assets from
  Capital Transactions........  $   364,937   $   (46,079)  $  (870,301)  $ 473,462   $    85,862   $   (74,992)
                                ===========   ===========   ===========   =========   ===========   ===========
Share Transactions:
I Shares:
  Issued......................    2,291,942     3,189,305     3,517,343     917,274     1,211,837     1,424,246
  Reinvested..................        3,951         3,021         1,743           7            --            --
  Redeemed....................   (2,525,818)   (3,496,078)   (4,326,125)   (817,539)   (1,253,857)   (1,534,286)
                                -----------   -----------   -----------   ---------   -----------   -----------
  Change in I Shares
    Transactions..............     (229,925)     (303,752)     (807,039)     99,742       (42,020)     (110,040)
                                -----------   -----------   -----------   ---------   -----------   -----------
A Shares:
  Issued......................    1,018,285     1,229,000     1,045,548     658,272       496,256       361,662
  Reinvested..................       25,587        15,823         6,441       4,585         2,233           937
  Redeemed....................     (445,116)     (971,800)   (1,126,059)   (289,137)     (370,606)     (327,551)
                                -----------   -----------   -----------   ---------   -----------   -----------
  Change in A Shares
    Transactions..............      598,756       273,023       (74,070)    373,720       127,883        35,048
                                -----------   -----------   -----------   ---------   -----------   -----------
C Shares:
  Issued......................          758         7,507        56,986
  Reinvested..................           79            92            43
  Redeemed....................       (4,731)      (22,949)      (46,221)
                                -----------   -----------   -----------
  Change in C Shares
    Transactions..............       (3,894)      (15,350)       10,808
                                -----------   -----------   -----------
Change in Share
  Transactions................      364,937       (46,079)     (870,301)    473,462        85,863       (74,992)
                                ===========   ===========   ===========   =========   ===========   ===========

                                     U.S. Government Securities
                                          Money Market Fund
                                -------------------------------------
                                04/01/05-    06/01/04-     06/01/03-
                                09/30/05     03/31/05      05/31/04
                                ---------   -----------   -----------
Capital Transactions
I Shares:
  Proceeds from Shares
    Issued....................  $ 759,192   $ 1,049,985   $ 1,110,958
  Dividends Reinvested........        437           578           406
  Cost of Shares Redeemed.....   (825,451)   (1,148,626)   (1,488,621)
                                ---------   -----------   -----------
  Change in Net Assets from I
    Shares: Transactions......  $ (65,822)  $   (98,063)  $  (377,257)
                                ---------   -----------   -----------
A Shares:
  Proceeds from Shares
    Issued....................  $ 180,237   $   277,785   $   352,303
  Dividends Reinvested........      2,488         1,737           659
  Cost of Shares Redeemed.....   (165,075)     (283,578)     (369,114)
                                ---------   -----------   -----------
  Change in Net Assets from A
    Shares Transactions.......  $  17,650   $    (4,056)  $   (16,152)
                                ---------   -----------   -----------
C Shares:
  Proceeds from Shares
    Issued....................
  Dividends Reinvested........
  Cost of Shares Redeemed.....
  Change in Net Assets from C
    Shares Transactions.......
Change in Net Assets from
  Capital Transactions........  $ (48,172)  $  (102,119)  $  (393,409)
                                =========   ===========   ===========
Share Transactions:
I Shares:
  Issued......................    759,192     1,049,985     1,110,958
  Reinvested..................        437           578           406
  Redeemed....................   (825,451)   (1,148,626)   (1,488,621)
                                ---------   -----------   -----------
  Change in I Shares
    Transactions..............    (65,822)      (98,063)     (377,257)
                                ---------   -----------   -----------
A Shares:
  Issued......................    180,237       277,784       352,303
  Reinvested..................      2,488         1,737           659
  Redeemed....................   (165,075)     (283,578)     (369,114)
                                ---------   -----------   -----------
  Change in A Shares
    Transactions..............     17,650        (4,057)      (16,152)
                                ---------   -----------   -----------
C Shares:
  Issued......................
  Reinvested..................
  Redeemed....................
  Change in C Shares
    Transactions..............
Change in Share
  Transactions................    (48,172)     (102,120)     (393,409)
                                =========   ===========   ===========

                       See Notes to Financial Statements.

STI CLASSIC FUNDS  For the Periods Indicated  (Amounts in thousands)

                                                                   U.S. Treasury                        Virginia Tax-Free
                                                                 Money Market Fund                      Money Market Fund
                                                      ---------------------------------------   ---------------------------------
                                                       04/01/05-     06/01/04-     06/01/03-    04/01/05-   06/01/04-   06/01/03-
                                                       09/30/05      03/31/05      05/31/04     09/30/05    03/31/05     5/31/04
                                                      -----------   -----------   -----------   ---------   ---------   ---------
Capital Transactions
I Shares:
  Proceeds from Shares Issued.......................  $ 1,354,884   $ 1,291,895   $ 1,849,253   $ 206,354   $ 220,098   $ 263,166
  Dividends Reinvested..............................          123           100            53         321         200         129
  Cost of Shares Redeemed...........................   (1,225,100)   (1,117,246)   (1,696,555)   (180,499)   (216,847)   (309,014)
                                                      -----------   -----------   -----------   ---------   ---------   ---------
  Change in Net Assets from I Shares Transactions...  $   129,907   $   174,749   $   152,751   $  26,176   $   3,451   $ (45,719)
                                                      -----------   -----------   -----------   ---------   ---------   ---------
A Shares(1):
  Proceeds from Shares Issued.......................  $     8,381   $         5   $       400   $ 249,838   $ 206,304   $ 133,175
  Dividends Reinvested..............................           30             3             1       2,286       1,004         421
  Cost of Shares Redeemed...........................       (4,321)         (106)           --    (141,032)   (128,240)   (111,568)
                                                      -----------   -----------   -----------   ---------   ---------   ---------
  Change in Net Assets from A Shares Transactions...  $     4,090   $       (98)  $       401   $ 111,092   $  79,068   $  22,028
                                                      -----------   -----------   -----------   ---------   ---------   ---------
  Change in Net Assets from Capital Transactions....  $   133,997   $   174,651   $   153,152   $ 137,268   $  82,519   $ (23,691)
                                                      ===========   ===========   ===========   =========   =========   =========
Share Transactions:
I Shares:
  Issued............................................    1,354,884     1,291,895     1,849,253     206,354     220,098     263,166
  Reinvested........................................          123           100            53         321         200         129
  Redeemed..........................................   (1,225,100)   (1,117,246)   (1,696,555)   (180,499)   (216,847)   (309,014)
                                                      -----------   -----------   -----------   ---------   ---------   ---------
  Change in I Shares Transactions...................      129,907       174,749       152,751      26,176       3,451     (45,719)
                                                      -----------   -----------   -----------   ---------   ---------   ---------
A Shares(1):
  Issued............................................        8,381             5           400     249,838     206,304     133,175
  Reinvested........................................           30             3             1       2,286       1,004         421
  Redeemed..........................................       (4,321)         (106)           --    (141,032)   (128,240)   (111,568)
                                                      -----------   -----------   -----------   ---------   ---------   ---------
  Change in A Shares Transactions...................        4,090           (98)          401     111,092      79,068      22,028
                                                      -----------   -----------   -----------   ---------   ---------   ---------
Change in Share Transactions........................      133,997       174,651       153,152     137,268      82,519     (23,691)
                                                      ===========   ===========   ===========   =========   =========   =========

 (1) U.S. Treasury Money Market Fund A Shares commenced operations on November 12, 2003.

                       See Notes to Financial Statements.

FINANCIAL HIGHLIGHTS
STI CLASSIC FUNDS Selected Data For a Share of Beneficial Interest Outstanding Throughout the Periods Indicated.

                                                              Net
                                                           Realized
                                                              and
                                                          Unrealized                 Dividends    Distributions
                                 Net Asset                   Gains                      from          from            Total
                                  Value,        Net       (Losses) on                   Net         Realized        Dividends
                                 Beginning   Investment   Investments   Total From   Investment      Capital           and
                                 of Period     Income       Options     Operations     Income         Gains       Distributions
                                 ---------   ----------   -----------   ----------   ----------   -------------   -------------
CORE BOND FUND
I Shares
 Period Ended September 30,
 2005*                            $10.12       $0.20        $(0.02)       $ 0.18       $(0.20)       $   --          $(0.20)
 Period Ended March 31, 2005       10.30        0.15         (0.14)         0.01        (0.14)        (0.05)          (0.19)
 Year Ended October 31, 2004++     10.31        0.31          0.23          0.54        (0.32)        (0.23)          (0.55)
 Year Ended October 31, 2003       10.00        0.30          0.35          0.65        (0.34)           --           (0.34)
 Year Ended October 31, 2002       10.34        0.42         (0.29)         0.13        (0.42)        (0.05)          (0.47)
 Year Ended October 31, 2001        9.66        0.59          0.70          1.29        (0.61)           --           (0.61)
 Year Ended October 31, 2000        9.67        0.63         (0.02)         0.61        (0.62)           --           (0.62)
A Shares
 Period Ended September 30,
 2005*                             10.41        0.19         (0.01)         0.18        (0.19)           --           (0.19)
 Period Ended March 31, 2005       10.60        0.12(a)      (0.13)(a)     (0.01)       (0.13)        (0.05)          (0.18)
 Year Ended October 31, 2004++     10.49        0.18          0.35          0.53        (0.19)        (0.23)          (0.42)
 Year Ended October 31, 2003       10.08        0.29          0.34          0.63        (0.22)           --           (0.22)
 Period Ended October 31,
 2002(b)                           10.00        0.27          0.09          0.36        (0.28)           --           (0.28)
C Shares
 Period Ended September 30,
 2005*                             10.12        0.16         (0.01)         0.15        (0.16)           --           (0.16)
 Period Ended March 31, 2005       10.30        0.11         (0.13)        (0.02)       (0.11)        (0.05)          (0.16)
 Period Ended October 31,
 2004++(c)                         10.25        0.01          0.06          0.07        (0.02)           --           (0.02)
FLORIDA TAX-EXEMPT BOND FUND
I Shares
 Period Ended September 30,
 2005*                             10.90        0.17          0.10          0.27        (0.17)           --           (0.17)
 Period Ended March 31, 2005+      10.93        0.26          0.10          0.36        (0.26)        (0.13)          (0.39)
 Year Ended May 31, 2004           11.69        0.32(a)      (0.56)(a)     (0.24)       (0.32)        (0.20)          (0.52)
 Year Ended May 31, 2003           10.95        0.40          0.79          1.19        (0.40)        (0.05)          (0.45)
 Year Ended May 31, 2002           10.79        0.40          0.22          0.62        (0.40)        (0.06)          (0.46)
 Year Ended May 31, 2001           10.06        0.44          0.73          1.17        (0.44)           --           (0.44)
 Year Ended May 31, 2000           10.59        0.44         (0.49)        (0.05)       (0.44)        (0.04)          (0.48)
A Shares
 Period Ended September 30,
 2005*                             10.91        0.16          0.10          0.26        (0.16)           --           (0.16)
 Period Ended March 31, 2005+      10.93        0.25          0.11          0.36        (0.25)        (0.13)          (0.38)
 Year Ended May 31, 2004           11.69        0.30(a)      (0.56)(a)     (0.26)       (0.30)        (0.20)          (0.50)
 Year Ended May 31, 2003           10.95        0.38          0.79          1.17        (0.38)        (0.05)          (0.43)
 Year Ended May 31, 2002           10.79        0.38          0.22          0.60        (0.38)        (0.06)          (0.44)
 Year Ended May 31, 2001           10.07        0.42          0.72          1.14        (0.42)           --           (0.42)
 Year Ended May 31, 2000           10.60        0.42         (0.49)        (0.07)       (0.42)        (0.04)          (0.46)


                                                                                                     Ratio of
                                                                                                    Expenses to
                                                                         Ratio of     Ratio of        Average
                                                                            Net         Net         Net Assets
                                     Net                                 Expenses    Investment     (Excluding
                                   Assets                                   to       Income to       Waivers,
                                   Value,                 Net Assets,     Average     Average     Reimbursements    Portfolio
                                   End of       Total        End of         Net         Net         and Expense     Turnover
                                   Period     Return(2)   Period (000)   Assets(3)   Assets(3)      Offset)(3)        Rate
                                  ---------   ---------   ------------   ---------   ----------   ---------------   ---------
CORE BOND FUND
I Shares
 Period Ended September 30,
 2005*                             $10.10        1.79%      $386,055       0.32%        3.90%           0.32%          154%
 Period Ended March 31, 2005        10.12        0.09        176,537       0.37         3.12            0.37           150
 Year Ended October 31, 2004++      10.30        5.49         56,019       0.45         3.03            0.59           330
 Year Ended October 31, 2003        10.31        6.58         33,662       0.45         3.10            0.51           463
 Year Ended October 31, 2002        10.00        1.38         80,727       0.45         4.08            0.70           502
 Year Ended October 31, 2001        10.34       13.82         52,034       0.45         5.85            0.70           492
 Year Ended October 31, 2000         9.66        6.63         58,099       0.45         6.57            0.63           522
A Shares
 Period Ended September 30,
 2005*                              10.40        1.71            239       0.57         3.55            0.57           154
 Period Ended March 31, 2005        10.41       (0.11)           267       0.62         2.78            0.62           150
 Year Ended October 31, 2004++      10.60        5.22            417       0.70         2.80            0.83           330
 Year Ended October 31, 2003        10.49        6.24            303       0.68         2.66            0.68           463
 Period Ended October 31,
 2002(b)                            10.08        3.69            166       0.80         3.30            1.11           502
C Shares
 Period Ended September 30,
 2005*                              10.11        1.47             29       1.21         3.10            1.31           154
 Period Ended March 31, 2005        10.12       (0.17)             1       1.01         2.50            1.37           150
 Period Ended October 31,
 2004++(c)                          10.30        0.65              1       1.10         2.71            1.41           330
FLORIDA TAX-EXEMPT BOND FUND
I Shares
 Period Ended September 30,
 2005*                              11.00        2.46        170,369       0.66         3.03            0.68            40
 Period Ended March 31, 2005+       10.90        3.31        157,500       0.67         2.84            0.71            66
 Year Ended May 31, 2004            10.93       (2.07)       165,065       0.71         2.82            0.75            56
 Year Ended May 31, 2003            11.69       11.13        147,423       0.71         3.54            0.75            62
 Year Ended May 31, 2002            10.95        5.88        120,885       0.71         3.65            0.76            91
 Year Ended May 31, 2001            10.79       11.84        107,867       0.71         4.19            0.76            59
 Year Ended May 31, 2000            10.06       (0.48)        93,040       0.67         4.25            0.78            88
A Shares
 Period Ended September 30,
 2005*                              11.01        2.37          5,611       0.83         2.86            0.86            40
 Period Ended March 31, 2005+       10.91        3.24          6,129       0.86         2.65            0.94            66
 Year Ended May 31, 2004            10.93       (2.28)         5,906       0.92         2.62            1.13            56
 Year Ended May 31, 2003            11.69       10.89          8,191       0.92         3.29            1.13            62
 Year Ended May 31, 2002            10.95        5.66          2,935       0.92         3.44            1.37            91
 Year Ended May 31, 2001            10.79       11.50          2,747       0.91         4.00            1.38            59
 Year Ended May 31, 2000            10.07       (0.68)         2,875       0.87         4.05            1.36            88

                             See Notes to Financial Highlights and Notes to Financial Statements.

FINANCIAL HIGHLIGHTS
STI CLASSIC FUNDS Selected Data For a Share of Beneficial Interest Outstanding Throughout the Periods Indicated.


                                                              Net
                                                           Realized
                                                              and
                                                          Unrealized                 Dividends    Distributions
                                 Net Asset                   Gains                      from          from            Total
                                  Value,        Net       (Losses) on                   Net         Realized        Dividends
                                 Beginning   Investment   Investments   Total From   Investment      Capital           and
                                 of Period     Income       Options     Operations     Income         Gains       Distributions
                                 ---------   ----------   -----------   ----------   ----------   -------------   -------------
C Shares
 Period Ended September 30,
 2005*                            $10.93       $0.12        $ 0.10        $ 0.22       $(0.12)       $   --          $(0.12)
 Period Ended March 31, 2005+      10.96        0.19          0.10          0.29        (0.19)        (0.13)          (0.32)
 Year Ended May 31, 2004           11.71        0.24(a)      (0.55)(a)     (0.31)       (0.24)        (0.20)          (0.44)
 Year Ended May 31, 2003           10.97        0.32          0.79          1.11        (0.32)        (0.05)          (0.37)
 Year Ended May 31, 2002           10.81        0.32          0.22          0.54        (0.32)        (0.06)          (0.38)
 Year Ended May 31, 2001           10.09        0.37          0.72          1.09        (0.37)           --           (0.37)
 Year Ended May 31, 2000           10.62        0.36         (0.49)        (0.13)       (0.36)        (0.04)          (0.40)
GEORGIA TAX-EXEMPT BOND FUND
I Shares
 Period Ended September 30,
 2005*                             10.21        0.11          0.15          0.26        (0.18)           --           (0.18)
 Period Ended March 31, 2005+      10.24        0.28          0.20          0.48        (0.27)        (0.24)          (0.51)
 Year Ended May 31, 2004           10.89        0.34(a)      (0.58)(a)     (0.24)       (0.34)        (0.07)          (0.41)
 Year Ended May 31, 2003           10.29        0.38          0.60          0.98        (0.38)           --           (0.38)
 Year Ended May 31, 2002           10.10        0.39          0.19          0.58        (0.39)           --           (0.39)
 Year Ended May 31, 2001            9.50        0.40          0.60          1.00        (0.40)           --           (0.40)
 Year Ended May 31, 2000           10.03        0.40         (0.49)        (0.09)       (0.40)        (0.04)          (0.44)
A Shares
 Period Ended September 30,
 2005*                             10.22        0.10          0.15          0.25        (0.17)           --           (0.17)
 Period Ended March 31, 2005+      10.25        0.27          0.20          0.47        (0.26)        (0.24)          (0.50)
 Year Ended May 31, 2004           10.90        0.32(a)      (0.58)(a)     (0.26)       (0.32)        (0.07)          (0.39)
 Year Ended May 31, 2003           10.31        0.35          0.59          0.94        (0.35)           --           (0.35)
 Year Ended May 31, 2002           10.12        0.37          0.19          0.56        (0.37)           --           (0.37)
 Year Ended May 31, 2001            9.51        0.38          0.61          0.99        (0.38)           --           (0.38)
 Year Ended May 31, 2000           10.05        0.38         (0.50)        (0.12)       (0.38)        (0.04)          (0.42)
C Shares
 Period Ended September 30,
 2005*                             10.22        0.06          0.14          0.20        (0.13)           --           (0.13)
 Period Ended March 31, 2005+      10.25        0.22          0.20          0.42        (0.21)        (0.24)          (0.45)
 Year Ended May 31, 2004           10.90        0.27(a)      (0.58)(a)     (0.31)       (0.27)        (0.07)          (0.34)
 Year Ended May 31, 2003           10.30        0.30          0.60          0.90        (0.30)           --           (0.30)
 Year Ended May 31, 2002           10.11        0.32          0.19          0.51        (0.32)           --           (0.32)
 Year Ended May 31, 2001            9.51        0.33          0.60          0.93        (0.33)           --           (0.33)
 Year Ended May 31, 2000           10.04        0.33         (0.49)        (0.16)       (0.33)        (0.04)          (0.37)
HIGH INCOME FUND
I Shares
 Period Ended September 30,
 2005*                              7.38        0.28          0.03          0.31        (0.28)           --           (0.28)
 Period Ended March 31, 2005+       7.38        0.46          0.21          0.67        (0.46)        (0.21)          (0.67)
 Year Ended May 31, 2004            7.16        0.62(a)       0.22(a)       0.84        (0.62)           --           (0.62)
 Year Ended May 31, 2003            7.25        0.61         (0.09)         0.52        (0.61)           --           (0.61)
 Period Ended May 31, 2002(d)       7.37        0.39         (0.12)         0.27        (0.39)           --           (0.39)

                                                                                                     Ratio of
                                                                                                    Expenses to
                                                                         Ratio of     Ratio of        Average
                                                                            Net         Net         Net Assets
                                     Net                                 Expenses    Investment     (Excluding
                                   Assets                                   to       Income to       Waivers,
                                   Value,                 Net Assets,     Average     Average     Reimbursements    Portfolio
                                   End of       Total        End of         Net         Net         and Expense     Turnover
                                   Period     Return(2)   Period (000)   Assets(3)   Assets(3)      Offset)(3)        Rate
                                  ---------   ---------   ------------   ---------   ----------   ---------------   ---------
C Shares
 Period Ended September 30,
 2005*                             $11.03        2.02%      $ 11,344       1.50%        2.19%           1.68%           40%
 Period Ended March 31, 2005+       10.93        2.66         12,347       1.42         2.09            1.73            66
 Year Ended May 31, 2004            10.96       (2.68)        19,952       1.42         2.14            1.81            56
 Year Ended May 31, 2003            11.71       10.32         40,241       1.42         2.81            1.80            62
 Year Ended May 31, 2002            10.97        5.15         21,897       1.42         2.93            1.84            91
 Year Ended May 31, 2001            10.81       10.95         12,806       1.41         3.49            1.89            59
 Year Ended May 31, 2000            10.09       (1.17)         9,791       1.37         3.54            1.89            88
GEORGIA TAX-EXEMPT BOND FUND
I Shares
 Period Ended September 30,
 2005*                              10.29        2.50        104,270       0.66         1.86            0.70            20
 Period Ended March 31, 2005+       10.21        4.73         96,503       0.67         3.31            0.71            52
 Year Ended May 31, 2004            10.24       (2.18)        98,113       0.71         3.26            0.76           100
 Year Ended May 31, 2003            10.89        9.64         98,866       0.71         3.55            0.76            17
 Year Ended May 31, 2002            10.29        5.81         91,356       0.71         3.79            0.76            23
 Year Ended May 31, 2001            10.10       10.67         85,880       0.71         4.03            0.77            21
 Year Ended May 31, 2000             9.50       (0.90)        81,160       0.67         4.13            0.77            19
A Shares
 Period Ended September 30,
 2005*                              10.30        2.41          2,381       0.83         1.67            0.87            20
 Period Ended March 31, 2005+       10.22        4.57          2,660       0.86         3.12            0.99            52
 Year Ended May 31, 2004            10.25       (2.39)         2,735       0.92         3.06            1.36           100
 Year Ended May 31, 2003            10.90        9.29          2,630       0.92         3.34            1.41            17
 Year Ended May 31, 2002            10.31        5.58          2,844       0.92         3.58            1.36            23
 Year Ended May 31, 2001            10.12       10.56          2,901       0.91         3.83            1.42            21
 Year Ended May 31, 2000             9.51       (1.26)         2,458       0.87         3.93            1.40            19
C Shares
 Period Ended September 30,
 2005*                              10.29        1.97         10,239       1.51         1.01            1.70            20
 Period Ended March 31, 2005+       10.22        4.09         10,664       1.42         2.56            1.73            52
 Year Ended May 31, 2004            10.25       (2.87)        13,351       1.42         2.55            1.84           100
 Year Ended May 31, 2003            10.90        8.86         16,591       1.42         2.84            1.84            17
 Year Ended May 31, 2002            10.30        5.07         14,269       1.42         3.08            1.84            23
 Year Ended May 31, 2001            10.11        9.92         14,079       1.41         3.33            1.89            21
 Year Ended May 31, 2000             9.51       (1.59)         8,827       1.37         3.43            1.95            19
HIGH INCOME FUND
I Shares
 Period Ended September 30,
 2005*                               7.41        4.22         41,737       0.73         7.44            0.86            96
 Period Ended March 31, 2005+        7.38        9.31         51,318       0.73         7.47            0.87           191
 Year Ended May 31, 2004             7.38       11.94         71,314       0.76         8.27            0.91            49
 Year Ended May 31, 2003             7.16        8.19        100,852       0.78         8.95            0.93            20
 Period Ended May 31, 2002(d)        7.25        3.70         28,767       0.82         8.27            0.97            59

                             See Notes to Financial Highlights and Notes to Financial Statements.


FINANCIAL HIGHLIGHTS
STI CLASSIC FUNDS Selected Data For a Share of Beneficial Interest Outstanding Throughout the Periods Indicated.


                                                              Net
                                                           Realized
                                                              and
                                                          Unrealized                 Dividends    Distributions
                                 Net Asset                   Gains                      from          from            Total
                                  Value,        Net       (Losses) on                   Net         Realized        Dividends
                                 Beginning   Investment   Investments   Total From   Investment      Capital           and
                                 of Period     Income       Options     Operations     Income         Gains       Distributions
                                 ---------   ----------   -----------   ----------   ----------   -------------   -------------
A Shares
 Period Ended September 30,
 2005*                            $ 7.39       $0.27        $ 0.03        $ 0.30       $(0.27)       $   --          $(0.27)
 Period Ended March 31, 2005+       7.38        0.44          0.22          0.66        (0.44)        (0.21)          (0.65)
 Period Ended May 31, 2004(e)       7.39        0.35(a)      (0.01)(a)      0.34        (0.35)           --           (0.35)
C Shares
 Period Ended September 30,
 2005*                              7.38        0.25          0.04          0.29        (0.25)           --           (0.25)
 Period Ended March 31, 2005+       7.38        0.42          0.21          0.63        (0.42)        (0.21)          (0.63)
 Year Ended May 31, 2004            7.16        0.57(a)       0.22(a)       0.79        (0.57)           --           (0.57)
 Year Ended May 31, 2003            7.25        0.57         (0.09)         0.48        (0.57)           --           (0.57)
 Year Ended May 31, 2002            7.69        0.55         (0.44)         0.11        (0.55)           --           (0.55)
 Year Ended May 31, 2001            7.88        0.55         (0.19)         0.36        (0.55)           --           (0.55)
 Period Ended May 31, 2000(f)       7.98        0.09         (0.10)        (0.01)       (0.09)           --           (0.09)
 Year Ended March 31, 2000          9.77        0.87         (1.85)        (0.98)       (0.81)           --           (0.81)
HIGH QUALITY BOND FUND
I Shares
 Period Ended September 30,
 2005*                              9.85        0.17         (0.01)         0.16        (0.17)           --           (0.17)
 Period Ended March 31, 2005+       9.84        0.21          0.02          0.23        (0.21)        (0.01)          (0.22)
 Period Ended May 31, 2004(g)      10.00        0.12(a)      (0.16)(a)     (0.04)       (0.12)           --           (0.12)
INTERMEDIATE BOND FUND
I Shares
 Period Ended September 30,
 2005*                             10.08        0.19         (0.03)         0.16        (0.19)           --           (0.19)
 Period Ended March 31, 2005       10.37        0.14         (0.21)        (0.07)       (0.14)        (0.08)          (0.22)
 Year Ended October 31, 2004++     10.23        0.34          0.14          0.48        (0.34)           --           (0.34)
 Year Ended October 31, 2003       10.12        0.37          0.15          0.52        (0.41)           --           (0.41)
 Year Ended October 31, 2002       10.63        0.47         (0.23)         0.24        (0.50)        (0.25)          (0.75)
 Year Ended October 31, 2001        9.96        0.57          0.68          1.25        (0.58)           --           (0.58)
 Year Ended October 31, 2000        9.92        0.64          0.04          0.68        (0.64)           --           (0.64)
A Shares
 Period Ended September 30,
 2005*                             10.08        0.17         (0.03)         0.14        (0.17)           --           (0.17)
 Period Ended March 31, 2005       10.36        0.13         (0.21)        (0.08)       (0.12)        (0.08)          (0.20)
 Period Ended October 31,
 2004++(c)                         10.32        0.02          0.04          0.06        (0.02)           --           (0.02)
C Shares
 Period Ended September 30,
 2005*                             10.08        0.14         (0.03)         0.11        (0.14)           --           (0.14)
 Period Ended March 31, 2005       10.36        0.11         (0.21)        (0.10)       (0.10)        (0.08)          (0.18)
 Period Ended October 31,
 2004++(c)                         10.32        0.01          0.04          0.05        (0.01)           --           (0.01)

                                                                                                     Ratio of
                                                                                                    Expenses to
                                                                         Ratio of     Ratio of        Average
                                                                            Net         Net         Net Assets
                                     Net                                 Expenses    Investment     (Excluding
                                   Assets                                   to       Income to       Waivers,
                                   Value,                 Net Assets,     Average     Average     Reimbursements    Portfolio
                                   End of       Total        End of         Net         Net         and Expense     Turnover
                                   Period     Return(2)   Period (000)   Assets(3)   Assets(3)      Offset)(3)        Rate
                                  ---------   ---------   ------------   ---------   ----------   ---------------   ---------
A Shares
 Period Ended September 30,
 2005*                             $ 7.42        4.06%      $    459       1.04%        7.18%           1.17%           96%
 Period Ended March 31, 2005+        7.39        9.17            739       1.03         7.34            1.39           191
 Period Ended May 31, 2004(e)        7.38        4.61          1,508       1.10         7.80            1.88            49
C Shares
 Period Ended September 30,
 2005*                               7.42        3.94         42,165       1.53         6.67            1.86            96
 Period Ended March 31, 2005+        7.38        8.69         52,847       1.40         6.78            1.88           191
 Year Ended May 31, 2004             7.38       11.23         75,693       1.40         7.62            1.98            49
 Year Ended May 31, 2003             7.16        7.52         64,418       1.40         8.43            2.00            20
 Year Ended May 31, 2002             7.25        1.46         46,864       1.40         7.35            2.02            59
 Year Ended May 31, 2001             7.69        4.74         19,875       1.40         6.88            2.13            10
 Period Ended May 31, 2000(f)        7.88       (0.13)         3,075       1.40         6.57            2.83            --
 Year Ended March 31, 2000           7.98      (10.84)         2,032       1.73         8.94            2.95            24
HIGH QUALITY BOND FUND
I Shares
 Period Ended September 30,
 2005*                               9.84        1.58         54,850       0.50         3.64            0.67            49
 Period Ended March 31, 2005+        9.85        2.30         38,535       0.66         2.51            0.90           290
 Period Ended May 31, 2004(g)        9.84       (0.37)        25,506       0.65         2.09            0.92            31
INTERMEDIATE BOND FUND
I Shares
 Period Ended September 30,
 2005*                              10.05        1.62         69,291       0.34         3.75            0.34            97
 Period Ended March 31, 2005        10.08       (0.75)        47,981       0.29         3.25            0.29            94
 Year Ended October 31, 2004++      10.37        4.73         35,848       0.45         3.25            0.59           130
 Year Ended October 31, 2003        10.23        5.16         28,689       0.45         3.42            0.56           277
 Year Ended October 31, 2002        10.12        2.47         40,284       0.45         4.63            0.73           237
 Year Ended October 31, 2001        10.63       12.87         26,192       0.45         5.50            0.76           431
 Year Ended October 31, 2000         9.96        7.08         11,207       0.45         6.44            0.88           342
A Shares
 Period Ended September 30,
 2005*                              10.05        1.38              6       0.76         3.31            0.76            97
 Period Ended March 31, 2005        10.08       (0.82)             1       0.63         2.84            0.63            94
 Period Ended October 31,
 2004++(c)                          10.36        0.53              1       0.71         2.58            0.71           130
C Shares
 Period Ended September 30,
 2005*                              10.05        1.13              1       1.27         2.77            1.51            97
 Period Ended March 31, 2005        10.08       (0.96)             1       0.91         2.47            1.36            94
 Period Ended October 31,
 2004++(c)                          10.36        0.51              1       1.00         2.22            1.41           130

                                         See Notes to Financial Highlights and Notes to Financial Statements.

FINANCIAL HIGHLIGHTS
STI CLASSIC FUNDS Selected Data For a Share of Beneficial Interest Outstanding Throughout the Periods Indicated.


                                                              Net
                                                           Realized
                                                              and
                                                          Unrealized                 Dividends    Distributions
                                 Net Asset                   Gains                      from          from            Total
                                  Value,        Net       (Losses) on                   Net         Realized        Dividends
                                 Beginning   Investment   Investments   Total From   Investment      Capital           and
                                 of Period     Income       Options     Operations     Income         Gains       Distributions
                                 ---------   ----------   -----------   ----------   ----------   -------------   -------------
INVESTMENT GRADE BOND FUND
I Shares
 Period Ended September 30,
 2005*                            $10.51       $0.20        $   --        $ 0.20       $(0.20)       $   --          $(0.20)
 Period Ended March 31, 2005+      10.31        0.29          0.19          0.48        (0.28)           --           (0.28)
 Year Ended May 31, 2004           10.94        0.35(a)      (0.60)(a)     (0.25)       (0.38)           --           (0.38)
 Year Ended May 31, 2003           10.24        0.40          0.76          1.16        (0.46)           --           (0.46)
 Year Ended May 31, 2002           10.23        0.51          0.01          0.52        (0.51)           --           (0.51)
 Year Ended May 31, 2001            9.58        0.61          0.65          1.26        (0.61)           --           (0.61)
 Year Ended May 31, 2000           10.36        0.61         (0.78)        (0.17)       (0.61)           --           (0.61)
A Shares
 Period Ended September 30,
 2005*                             10.50        0.18            --          0.18        (0.18)           --           (0.18)
 Period Ended March 31, 2005+      10.31        0.26          0.18          0.44        (0.25)           --           (0.25)
 Year Ended May 31, 2004           10.94        0.31(a)      (0.60)(a)     (0.29)       (0.34)           --           (0.34)
 Year Ended May 31, 2003           10.24        0.38          0.74          1.12        (0.42)           --           (0.42)
 Year Ended May 31, 2002           10.23        0.48          0.01          0.49        (0.48)           --           (0.48)
 Year Ended May 31, 2001            9.58        0.57          0.65          1.22        (0.57)           --           (0.57)
 Year Ended May 31, 2000           10.36        0.57         (0.78)        (0.21)       (0.57)           --           (0.57)
C Shares
 Period Ended September 30,
 2005*                             10.51        0.15            --          0.15        (0.15)           --           (0.15)
 Period Ended March 31, 2005+      10.31        0.21          0.19          0.40        (0.20)           --           (0.20)
 Year Ended May 31, 2004           10.95        0.25(a)      (0.60)(a)     (0.35)       (0.29)           --           (0.29)
 Year Ended May 31, 2003           10.25        0.31          0.76          1.07        (0.37)           --           (0.37)
 Year Ended May 31, 2002           10.24        0.42          0.01          0.43        (0.42)           --           (0.42)
 Year Ended May 31, 2001            9.59        0.53          0.65          1.18        (0.53)           --           (0.53)
 Year Ended May 31, 2000           10.37        0.52         (0.78)        (0.26)       (0.52)           --           (0.52)
INVESTMENT GRADE TAX-EXEMPT BOND FUND
I Shares
 Period Ended September 30,
 2005*                             11.45        0.15          0.10          0.25        (0.15)           --           (0.15)
 Period Ended March 31, 2005+      11.44        0.23          0.20          0.43        (0.24)        (0.18)          (0.42)
 Year Ended May 31, 2004           12.01        0.27(a)      (0.32)(a)     (0.05)       (0.27)        (0.25)          (0.52)
 Year Ended May 31, 2003           11.57        0.30          0.90          1.20        (0.30)        (0.46)          (0.76)
 Year Ended May 31, 2002           11.38        0.34          0.46          0.80        (0.34)        (0.27)          (0.61)
 Year Ended May 31, 2001           10.67        0.44          0.71          1.15        (0.44)           --           (0.44)
 Year Ended May 31, 2000           11.10        0.43         (0.29)         0.14        (0.43)        (0.14)          (0.57)
A Shares
 Period Ended September 30,
 2005*                             11.46        0.13          0.11          0.24        (0.13)           --           (0.13)
 Period Ended March 31, 2005+      11.46        0.19          0.19          0.38        (0.20)        (0.18)          (0.38)
 Year Ended May 31, 2004           12.03        0.23(a)      (0.33)(a)     (0.10)       (0.22)        (0.25)          (0.47)
 Year Ended May 31, 2003           11.58        0.25          0.91          1.16        (0.25)        (0.46)          (0.71)
 Year Ended May 31, 2002           11.39        0.29          0.46          0.75        (0.29)        (0.27)          (0.56)
 Year Ended May 31, 2001           10.68        0.40          0.71          1.11        (0.40)           --           (0.40)
 Year Ended May 31, 2000           11.12        0.39         (0.30)         0.09        (0.39)        (0.14)          (0.53)

                                                                                                     Ratio of
                                                                                                    Expenses to
                                                                         Ratio of     Ratio of        Average
                                                                            Net         Net         Net Assets
                                     Net                                 Expenses    Investment     (Excluding
                                   Assets                                   to       Income to       Waivers,
                                   Value,                 Net Assets,     Average     Average     Reimbursements    Portfolio
                                   End of       Total        End of         Net         Net         and Expense     Turnover
                                   Period     Return(2)   Period (000)   Assets(3)   Assets(3)      Offset)(3)        Rate
                                  ---------   ---------   ------------   ---------   ----------   ---------------   ---------
INVESTMENT GRADE BOND FUND
I Shares
 Period Ended September 30,
 2005*                             $10.51        1.92%      $538,574       0.72%        3.83%           0.72%           83%
 Period Ended March 31, 2005+       10.51        4.71        602,995       0.78         3.31            0.80           268
 Year Ended May 31, 2004            10.31       (2.31)       578,345       0.82         3.29            0.84           119
 Year Ended May 31, 2003            10.94       11.61        821,342       0.81         3.92            0.83           137
 Year Ended May 31, 2002            10.24        5.18        886,471       0.81         4.81            0.83           123
 Year Ended May 31, 2001            10.23       13.55        860,073       0.81         6.17            0.84           131
 Year Ended May 31, 2000             9.58       (1.76)       998,596       0.77         6.05            0.84           202
A Shares
 Period Ended September 30,
 2005*                              10.50        1.73         22,065       1.11         3.44            1.11            83
 Period Ended March 31, 2005+       10.50        4.24         23,687       1.21         2.90            1.26           268
 Year Ended May 31, 2004            10.31       (2.70)        31,263       1.22         2.90            1.38           119
 Year Ended May 31, 2003            10.94       11.16         34,874       1.22         3.45            1.38           137
 Year Ended May 31, 2002            10.24        4.81         20,825       1.22         4.40            1.40           123
 Year Ended May 31, 2001            10.23       13.09         21,244       1.21         5.77            1.42           131
 Year Ended May 31, 2000             9.58       (2.17)        22,553       1.17         5.60            1.37           202
C Shares
 Period Ended September 30,
 2005*                              10.51        1.43         15,824       1.68         2.87            1.72            83
 Period Ended March 31, 2005+       10.51        3.90         17,923       1.71         2.39            1.84           268
 Year Ended May 31, 2004            10.31       (3.27)        24,327       1.71         2.40            2.00           119
 Year Ended May 31, 2003            10.95       10.61         37,810       1.71         3.01            1.97           137
 Year Ended May 31, 2002            10.25        4.27         36,200       1.71         3.90            1.96           123
 Year Ended May 31, 2001            10.24       12.54         25,791       1.70         5.24            1.99           131
 Year Ended May 31, 2000             9.59       (2.63)        20,056       1.66         5.14            1.99           202
INVESTMENT GRADE TAX-EXEMPT BOND FUND
I Shares
 Period Ended September 30,
 2005*                              11.55        2.21        290,127       0.72         2.64            0.72           142
 Period Ended March 31, 2005+       11.45        3.74        259,542       0.77         2.36            0.80           178
 Year Ended May 31, 2004            11.44       (0.45)       205,266       0.81         2.33            0.84           242
 Year Ended May 31, 2003            12.01       10.80        185,485       0.81         2.57            0.84           329
 Year Ended May 31, 2002            11.57        7.15        149,200       0.81         2.93            0.84           311
 Year Ended May 31, 2001            11.38       10.93        134,139       0.81         3.93            0.85           285
 Year Ended May 31, 2000            10.67        1.41        117,384       0.77         3.98            0.83           226
A Shares
 Period Ended September 30,
 2005*                              11.57        2.10         18,462       1.11         2.25            1.11           142
 Period Ended March 31, 2005+       11.46        3.28         17,430       1.20         1.93            1.26           178
 Year Ended May 31, 2004            11.46       (0.85)        19,086       1.22         1.92            1.36           242
 Year Ended May 31, 2003            12.03       10.42         21,756       1.22         2.16            1.36           329
 Year Ended May 31, 2002            11.58        6.71         20,436       1.22         2.51            1.36           311
 Year Ended May 31, 2001            11.39       10.48         18,601       1.21         3.54            1.37           285
 Year Ended May 31, 2000            10.68        0.90         19,443       1.17         3.59            1.33           226

                                          See Notes to Financial Highlights and Notes to Financial Statements.

FINANCIAL HIGHLIGHTS
STI CLASSIC FUNDS Selected Data For a Share of Beneficial Interest Outstanding Throughout the Periods Indicated.


                                                              Net
                                                           Realized
                                                              and
                                                          Unrealized                 Dividends    Distributions
                                 Net Asset                   Gains                      from          from            Total
                                  Value,        Net       (Losses) on                   Net         Realized        Dividends
                                 Beginning   Investment   Investments   Total From   Investment      Capital           and
                                 of Period     Income       Options     Operations     Income         Gains       Distributions
                                 ---------   ----------   -----------   ----------   ----------   -------------   -------------
C Shares
 Period Ended September 30,
 2005*                            $11.44       $0.10        $ 0.11        $ 0.21       $(0.10)       $   --          $(0.10)
 Period Ended March 31, 2005+      11.44        0.14          0.19          0.33        (0.15)        (0.18)          (0.33)
 Year Ended May 31, 2004           12.01        0.17(a)      (0.32)(a)     (0.15)       (0.17)        (0.25)          (0.42)
 Year Ended May 31, 2003           11.57        0.20          0.90          1.10        (0.20)        (0.46)          (0.66)
 Year Ended May 31, 2002           11.38        0.24          0.46          0.70        (0.24)        (0.27)          (0.51)
 Year Ended May 31, 2001           10.67        0.34          0.71          1.05        (0.34)           --           (0.34)
 Year Ended May 31, 2000           11.10        0.34         (0.29)         0.05        (0.34)        (0.14)          (0.48)
LIMITED DURATION FUND
I Shares
 Period Ended September 30,
 2005*                              9.98        0.16          0.01          0.17        (0.16)           --           (0.16)
 Period Ended March 31, 2005        9.98        0.08            --          0.08        (0.08)           --**         (0.08)
 Year Ended October 31, 2004++      9.98        0.11            --          0.11        (0.11)           --           (0.11)
 Year Ended October 31, 2003       10.00        0.11         (0.02)         0.09        (0.11)           --           (0.11)
 Period Ended October 31,
 2002(h)                           10.00          --**          --            --**         --**          --              --**
LIMITED-TERM FEDERAL MORTGAGE SECURITIES FUND
I Shares
 Period Ended September 30,
 2005*                             10.09        0.17         (0.03)         0.14        (0.20)           --           (0.20)
 Period Ended March 31, 2005+      10.18        0.31         (0.08)         0.23        (0.32)           --           (0.32)
 Year Ended May 31, 2004           10.59        0.24(a)      (0.36)(a)     (0.12)       (0.29)           --           (0.29)
 Year Ended May 31, 2003           10.31        0.29(a)       0.42(a)       0.71        (0.42)        (0.01)          (0.43)
 Year Ended May 31, 2002           10.01        0.43          0.32          0.75        (0.43)        (0.02)          (0.45)
 Year Ended May 31, 2001            9.62        0.55          0.39          0.94        (0.55)           --           (0.55)
 Year Ended May 31, 2000            9.94        0.55         (0.32)         0.23        (0.55)           --           (0.55)
A Shares
 Period Ended September 30,
 2005*                             10.07        0.16         (0.02)         0.14        (0.19)           --           (0.19)
 Period Ended March 31, 2005+      10.16        0.29         (0.08)         0.21        (0.30)           --           (0.30)
 Year Ended May 31, 2004           10.57        0.21(a)      (0.35)(a)     (0.14)       (0.27)           --           (0.27)
 Year Ended May 31, 2003           10.29        0.24(a)       0.44(a)       0.68        (0.39)        (0.01)          (0.40)
 Year Ended May 31, 2002           10.00        0.40          0.31          0.71        (0.40)        (0.02)          (0.42)
 Year Ended May 31, 2001            9.60        0.53          0.40          0.93        (0.53)           --           (0.53)
 Year Ended May 31, 2000            9.93        0.52         (0.33)         0.19        (0.52)           --           (0.52)
C Shares
 Period Ended September 30,
 2005*                             10.10        0.13         (0.03)         0.10        (0.16)           --           (0.16)
 Period Ended March 31, 2005+      10.18        0.25         (0.07)         0.18        (0.26)           --           (0.26)
 Year Ended May 31, 2004           10.59        0.17(a)      (0.35)(a)     (0.18)       (0.23)           --           (0.23)
 Year Ended May 31, 2003           10.31        0.21(a)       0.43(a)       0.64        (0.35)        (0.01)          (0.36)
 Year Ended May 31, 2002           10.02        0.37          0.31          0.68        (0.37)        (0.02)          (0.39)
 Year Ended May 31, 2001            9.62        0.50          0.40          0.90        (0.50)           --           (0.50)
 Year Ended May 31, 2000            9.94        0.49         (0.32)         0.17        (0.49)           --           (0.49)

                                                                                                     Ratio of
                                                                                                    Expenses to
                                                                         Ratio of     Ratio of        Average
                                                                            Net         Net         Net Assets
                                     Net                                 Expenses    Investment     (Excluding
                                   Assets                                   to       Income to       Waivers,
                                   Value,                 Net Assets,     Average     Average     Reimbursements    Portfolio
                                   End of       Total        End of         Net         Net         and Expense     Turnover
                                   Period     Return(2)   Period (000)   Assets(3)   Assets(3)      Offset)(3)        Rate
                                  ---------   ---------   ------------   ---------   ----------   ---------------   ---------
C Shares
 Period Ended September 30,
 2005*                             $11.55        1.81%      $ 13,238       1.69%        1.67%           1.73%          142%
 Period Ended March 31, 2005+       11.44        2.86         15,612       1.70         1.43            1.82           178
 Year Ended May 31, 2004            11.44       (1.33)        22,969       1.70         1.45            1.92           242
 Year Ended May 31, 2003            12.01        9.82         32,684       1.70         1.68            1.91           329
 Year Ended May 31, 2002            11.57        6.21         24,587       1.70         2.03            1.92           311
 Year Ended May 31, 2001            11.38        9.97         20,010       1.69         3.04            1.96           285
 Year Ended May 31, 2000            10.67        0.52         14,678       1.65         3.11            1.95           226
LIMITED DURATION FUND
I Shares
 Period Ended September 30,
 2005*                               9.99        1.67         53,154       0.07         3.09            0.07            50
 Period Ended March 31, 2005         9.98        0.84         83,315       0.16         2.12            0.16            12
 Year Ended October 31, 2004++       9.98        1.09        129,259       0.20         1.04            0.26           101
 Year Ended October 31, 2003         9.98        0.92        146,513       0.20         1.10            0.26           244
 Period Ended October 31,
 2002(h)                            10.00          --(u)      12,298         --(u)        --(u)           --(u)         --(u)
LIMITED-TERM FEDERAL MORTGAGE SECURITIES FUND
I Shares
 Period Ended September 30,
 2005*                              10.03        1.39        353,878       0.65         3.22            0.67            36
 Period Ended March 31, 2005+       10.09        2.26        407,543       0.66         3.60            0.71            41
 Year Ended May 31, 2004            10.18       (1.10)       435,446       0.70         2.32            0.75           146
 Year Ended May 31, 2003            10.59        6.99        320,718       0.70         2.79            0.75           117
 Year Ended May 31, 2002            10.31        7.53        164,624       0.70         3.72            0.75           410
 Year Ended May 31, 2001            10.01       10.02        107,674       0.70         5.62            0.76           532
 Year Ended May 31, 2000             9.62        2.33        125,355       0.67         5.60            0.79           384
A Shares
 Period Ended September 30,
 2005*                              10.02        1.38          6,334       0.86         2.98            0.89            36
 Period Ended March 31, 2005+       10.07        2.07          5,854       0.90         3.47            1.00            41
 Year Ended May 31, 2004            10.16       (1.36)         9,495       0.96         2.06            1.17           146
 Year Ended May 31, 2003            10.57        6.72         13,668       0.96         2.33            1.20           117
 Year Ended May 31, 2002            10.29        7.16          1,578       0.96         3.50            2.06           410
 Year Ended May 31, 2001            10.00        9.84            849       0.95         5.39            2.28           532
 Year Ended May 31, 2000             9.60        1.93          1,194       0.92         5.31            1.09           384
C Shares
 Period Ended September 30,
 2005*                              10.04        1.00         26,647       1.42         2.49            1.68            36
 Period Ended March 31, 2005+       10.10        1.81         34,924       1.31         3.04            1.74            41
 Year Ended May 31, 2004            10.18       (1.71)        70,000       1.31         1.68            1.82           146
 Year Ended May 31, 2003            10.59        6.33        166,211       1.31         1.97            1.80           117
 Year Ended May 31, 2002            10.31        6.83         15,930       1.31         2.88            1.98           410
 Year Ended May 31, 2001            10.02        9.50          3,452       1.30         4.99            2.60           532
 Year Ended May 31, 2000             9.62        1.71          1,706       1.27         4.97            2.38           384

                             See Notes to Financial Highlights and Notes to Financial Statements.


FINANCIAL HIGHLIGHTS
STI CLASSIC FUNDS Selected Data For a Share of Beneficial Interest Outstanding Throughout the Periods Indicated.


                                                              Net
                                                           Realized
                                                              and
                                                          Unrealized                 Dividends    Distributions
                                 Net Asset                   Gains                      from          from            Total
                                  Value,        Net       (Losses) on                   Net         Realized        Dividends
                                 Beginning   Investment   Investments   Total From   Investment      Capital           and
                                 of Period     Income       Options     Operations     Income         Gains       Distributions
                                 ---------   ----------   -----------   ----------   ----------   -------------   -------------
MARYLAND MUNICIPAL BOND FUND
I Shares
 Period Ended September 30,
 2005*                            $10.27       $0.19        $ 0.06        $ 0.25       $(0.19)       $   --          $(0.19)
 Period Ended March 31, 2005+      10.27        0.30          0.10          0.40        (0.31)        (0.09)          (0.40)
 Year Ended May 31, 2004           10.94        0.36(a)      (0.47)(a)     (0.11)       (0.36)        (0.20)          (0.56)
 Year Ended May 31, 2003           10.32        0.37          0.63          1.00        (0.37)        (0.01)          (0.38)
 Year Ended May 31, 2002           10.12        0.38          0.20          0.58        (0.38)           --           (0.38)
 Year Ended May 31, 2001            9.46        0.42          0.66          1.08        (0.42)           --           (0.42)
 Year Ended May 31, 2000           10.06        0.42         (0.60)        (0.18)       (0.42)           --           (0.42)
A Shares
 Period Ended September 30,
 2005*(i)                          10.32        0.13          0.02          0.15        (0.13)           --           (0.13)
C Shares
 Period Ended September 30, 2005
 *                                 10.29        0.14          0.06          0.20        (0.14)           --           (0.14)
 Period Ended March 31, 2005+      10.29        0.21          0.10          0.31        (0.22)        (0.09)          (0.31)
 Year Ended May 31, 2004           10.96        0.26(a)      (0.47)(a)     (0.21)       (0.26)        (0.20)          (0.46)
 Year Ended May 31, 2003           10.34        0.27          0.63          0.90        (0.27)        (0.01)          (0.28)
 Year Ended May 31, 2002           10.14        0.29          0.20          0.49        (0.29)           --           (0.29)
 Year Ended May 31, 2001            9.48        0.33          0.66          0.99        (0.33)           --           (0.33)
 Year Ended May 31, 2000           10.08        0.33         (0.60)        (0.27)       (0.33)           --           (0.33)
NORTH CAROLINA TAX-EXEMPT BOND FUND
I Shares
 Period Ended September 30,
 2005*                              9.87        0.15          0.12          0.27        (0.15)           --           (0.15)
 Period Ended March 31, 2005+       9.76        0.25          0.14          0.39        (0.25)        (0.03)          (0.28)
 Period Ended May 31, 2004(j)      10.00        0.09         (0.24)        (0.15)       (0.09)           --           (0.09)
A Shares
 Period Ended September 30,
 2005*                              9.87        0.19          0.10          0.29        (0.19)           --           (0.19)
 Period Ended March 31, 2005+(k)    9.97        0.01         (0.10)        (0.09)       (0.01)           --           (0.01)
C Shares
 Period Ended September 30,
 2005*                              9.87        0.18          0.11          0.29        (0.18)           --           (0.18)
 Period Ended March 31, 2005+(k)    9.97        0.01         (0.10)        (0.09)       (0.01)           --           (0.01)
SEIX HIGH YIELD FUND
I Shares
 Period Ended September 30,
 2005*                             10.94        0.34          0.02          0.36        (0.34)           --           (0.34)
 Period Ended March 31, 2005       11.42        0.29         (0.35)        (0.06)       (0.29)        (0.13)          (0.42)
 Year Ended October 31, 2004++     11.09        0.72          0.35          1.07        (0.72)        (0.02)          (0.74)
 Year Ended October 31, 2003       10.17        0.68          0.92          1.60        (0.68)           --           (0.68)
 Year Ended October 31, 2002       10.40        0.63         (0.20)         0.43        (0.63)        (0.03)          (0.66)
 Period Ended October 31,
 2001(l)                           10.00        0.64          0.36          1.00        (0.60)           --           (0.60)

                                                                                                     Ratio of
                                                                                                    Expenses to
                                                                         Ratio of     Ratio of        Average
                                                                            Net         Net         Net Assets
                                     Net                                 Expenses    Investment     (Excluding
                                   Assets                                   to       Income to       Waivers,
                                   Value,                 Net Assets,     Average     Average     Reimbursements    Portfolio
                                   End of       Total        End of         Net         Net         and Expense     Turnover
                                   Period     Return(2)   Period (000)   Assets(3)   Assets(3)      Offset)(3)        Rate
                                  ---------   ---------   ------------   ---------   ----------   ---------------   ---------
MARYLAND MUNICIPAL BOND FUND
I Shares
 Period Ended September 30,
 2005*                             $10.33        2.43%      $ 30,878       0.67%        3.64%           0.71%           23%
 Period Ended March 31, 2005+       10.27        3.87         31,046       0.64         3.49            0.72            30
 Year Ended May 31, 2004            10.27       (1.06)        29,735       0.72         3.39            0.80            15
 Year Ended May 31, 2003            10.94        9.85         30,501       0.70         3.47            0.78            31
 Year Ended May 31, 2002            10.32        5.80         33,668       0.71         3.69            0.79            45
 Year Ended May 31, 2001            10.12       11.59         26,526       0.72         4.16            0.82            42
 Year Ended May 31, 2000             9.46       (1.78)        26,176       0.68         4.24            0.80            14
A Shares
 Period Ended September 30,
 2005*(i)                           10.34        1.42            497       0.70         3.00            0.71            23
C Shares
 Period Ended September 30, 2005
 *                                  10.35        1.91         11,609       1.67         2.64            1.72            23
 Period Ended March 31, 2005+       10.29        3.03         13,197       1.63         2.50            1.74            30
 Year Ended May 31, 2004            10.29       (1.97)        18,897       1.64         2.46            1.82            15
 Year Ended May 31, 2003            10.96        8.81         29,556       1.64         2.52            1.81            31
 Year Ended May 31, 2002            10.34        4.84         23,215       1.64         2.75            1.83            45
 Year Ended May 31, 2001            10.14       10.59         12,090       1.63         3.24            1.97            42
 Year Ended May 31, 2000             9.48       (2.66)         6,212       1.59         3.34            1.95            14
NORTH CAROLINA TAX-EXEMPT BOND FUND
I Shares
 Period Ended September 30,
 2005*                               9.99        2.75         40,791       0.69         3.01            0.72            53
 Period Ended March 31, 2005+        9.87        3.97         40,798       0.75         2.78            0.82            32
 Period Ended May 31, 2004(j)        9.76       (1.52)        32,757       0.75         2.45            2.30            20
A Shares
 Period Ended September 30,
 2005*                               9.97        2.92             --       0.00         3.75            0.00            53
 Period Ended March 31, 2005+(k)     9.87       (0.89)            --         --         3.84              --            32
C Shares
 Period Ended September 30,
 2005*                               9.98        2.95             --       0.00         3.61            0.00            53
 Period Ended March 31, 2005+(k)     9.87       (0.90)            --         --         3.70              --            32
SEIX HIGH YIELD FUND
I Shares
 Period Ended September 30,
 2005*                              10.96        3.36      1,237,395       0.50         6.24            0.51            30
 Period Ended March 31, 2005        10.94       (0.53)     1,391,879       0.51         6.22            0.57            42
 Year Ended October 31, 2004++      11.42        9.97      1,689,327       0.55         6.48            0.64            73
 Year Ended October 31, 2003        11.09       16.10      1,057,993       0.55         6.67            0.67           108
 Year Ended October 31, 2002        10.17        4.21         82,017       0.55         6.80            1.07            97
 Period Ended October 31,
 2001(l)                            10.40       10.14          4,641       0.55         7.33            3.98           466

                             See Notes to Financial Highlights and Notes to Financial Statements.


FINANCIAL HIGHLIGHTS
STI CLASSIC FUNDS Selected Data For a Share of Beneficial Interest Outstanding Throughout the Periods Indicated.


                                                              Net
                                                           Realized
                                                              and
                                                          Unrealized                 Dividends    Distributions
                                 Net Asset                   Gains                      from          from            Total
                                  Value,        Net       (Losses) on                   Net         Realized        Dividends
                                 Beginning   Investment   Investments   Total From   Investment      Capital           and
                                 of Period     Income       Options     Operations     Income         Gains       Distributions
                                 ---------   ----------   -----------   ----------   ----------   -------------   -------------
A Shares
 Period Ended September 30,
 2005*                            $10.70       $0.33        $ 0.03        $ 0.36       $(0.33)       $   --          $(0.33)
 Period Ended March 31, 2005       11.18        0.28         (0.35)        (0.07)       (0.28)        (0.13)          (0.41)
 Year Ended October 31, 2004++     10.75        0.56          0.45          1.01        (0.56)        (0.02)          (0.58)
 Year Ended October 31, 2003        9.78        0.68          0.82          1.50        (0.53)           --           (0.53)
 Period Ended October 31,
 2002(m)                           10.00        0.54         (0.22)         0.32        (0.51)        (0.03)          (0.54)
C Shares
 Period Ended September 30,
 2005*                             10.93        0.30          0.03          0.33        (0.30)           --           (0.30)
 Period Ended March 31, 2005       11.42        0.26         (0.36)        (0.10)       (0.26)        (0.13)          (0.39)
 Period Ended October 31,
 2004++(c)                         11.32        0.04          0.10          0.14        (0.04)           --           (0.04)
SHORT-TERM BOND FUND
I Shares
 Period Ended September 30,
 2005*                              9.73        0.15         (0.04)         0.11        (0.15)           --           (0.15)
 Period Ended March 31, 2005+       9.84        0.20         (0.11)         0.09        (0.20)           --           (0.20)
 Year Ended May 31, 2004           10.04        0.24(a)      (0.19)(a)      0.05        (0.25)           --           (0.25)
 Year Ended May 31, 2003           10.01        0.33          0.03          0.36        (0.33)           --           (0.33)
 Year Ended May 31, 2002           10.04        0.46         (0.03)         0.43        (0.46)           --           (0.46)
 Year Ended May 31, 2001            9.65        0.56          0.39          0.95        (0.56)           --           (0.56)
 Year Ended May 31, 2000            9.91        0.53         (0.25)         0.28        (0.53)        (0.01)          (0.54)
A Shares
 Period Ended September 30,
 2005*                              9.75        0.14         (0.03)         0.11        (0.14)           --           (0.14)
 Period Ended March 31, 2005+       9.87        0.19         (0.12)         0.07        (0.19)           --           (0.19)
 Year Ended May 31, 2004           10.07        0.22(a)      (0.20)(a)      0.02        (0.22)           --           (0.22)
 Year Ended May 31, 2003           10.04        0.31          0.03          0.34        (0.31)           --           (0.31)
 Year Ended May 31, 2002           10.06        0.44         (0.02)         0.42        (0.44)           --           (0.44)
 Year Ended May 31, 2001            9.67        0.54          0.39          0.93        (0.54)           --           (0.54)
 Year Ended May 31, 2000            9.93        0.51         (0.25)         0.26        (0.51)        (0.01)          (0.52)
C Shares
 Period Ended September 30,
 2005*                              9.75        0.11         (0.04)         0.07        (0.11)           --           (0.11)
 Period Ended March 31, 2005+       9.86        0.16         (0.11)         0.05        (0.16)           --           (0.16)
 Year Ended May 31, 2004           10.06        0.19(a)      (0.20)(a)     (0.01)       (0.19)           --           (0.19)
 Year Ended May 31, 2003           10.03        0.28          0.03          0.31        (0.28)           --           (0.28)
 Year Ended May 31, 2002           10.06        0.40         (0.03)         0.37        (0.40)           --           (0.40)
 Year Ended May 31, 2001            9.67        0.52          0.39          0.91        (0.52)           --           (0.52)
 Year Ended May 31, 2000            9.93        0.48         (0.25)         0.23        (0.48)        (0.01)          (0.49)

                                                                                                     Ratio of
                                                                                                    Expenses to
                                                                         Ratio of     Ratio of        Average
                                                                            Net         Net         Net Assets
                                     Net                                 Expenses    Investment     (Excluding
                                   Assets                                   to       Income to       Waivers,
                                   Value,                 Net Assets,     Average     Average     Reimbursements    Portfolio
                                   End of       Total        End of         Net         Net         and Expense     Turnover
                                   Period     Return(2)   Period (000)   Assets(3)   Assets(3)      Offset)(3)        Rate
                                  ---------   ---------   ------------   ---------   ----------   ---------------   ---------
A Shares
 Period Ended September 30,
 2005*                             $10.73        3.40%      $ 11,714       0.76%        6.11%           0.77%           30%
 Period Ended March 31, 2005        10.70       (0.64)         9,706       0.78         6.12            0.85            42
 Year Ended October 31, 2004++      11.18        9.73         15,975       0.80         6.22            0.88            73
 Year Ended October 31, 2003        10.75       15.72         14,992       0.90         6.45            0.93           108
 Period Ended October 31,
 2002(m)                             9.78        3.29          9,877       0.89         6.53            1.20            97
C Shares
 Period Ended September 30,
 2005*                              10.96        3.06          4,943       1.28         5.45            1.51            30
 Period Ended March 31, 2005        10.93       (0.89)         3,260       1.14         5.46            1.54            42
 Period Ended October 31,
 2004++(c)                          11.42        1.20              1       1.18         6.29            1.41            73
SHORT-TERM BOND FUND
I Shares
 Period Ended September 30,
 2005*                               9.69        1.14        278,560       0.61         3.01            0.64            47
 Period Ended March 31, 2005+        9.73        0.96        288,502       0.66         2.48            0.71            64
 Year Ended May 31, 2004             9.84        0.45        282,188       0.70         2.42            0.75            66
 Year Ended May 31, 2003            10.04        3.70        302,708       0.70         3.34            0.75            89
 Year Ended May 31, 2002            10.01        4.29        305,884       0.70         4.48            0.75           142
 Year Ended May 31, 2001            10.04       10.13        215,458       0.70         5.71            0.76            87
 Year Ended May 31, 2000             9.65        2.87        180,402       0.67         5.40            0.76            70
A Shares
 Period Ended September 30,
 2005*                               9.72        1.13          6,066       0.83         2.79            0.86            47
 Period Ended March 31, 2005+        9.75        0.67          5,783       0.89         2.26            1.00            64
 Year Ended May 31, 2004             9.87        0.24          5,880       0.91         2.21            1.21            66
 Year Ended May 31, 2003            10.07        3.47          5,685       0.91         3.09            1.28            89
 Year Ended May 31, 2002            10.04        4.19          5,767       0.91         4.28            1.26           142
 Year Ended May 31, 2001            10.06        9.90          4,176       0.90         5.47            1.71            87
 Year Ended May 31, 2000             9.67        2.67          1,446       0.87         5.20            1.75            70
C Shares
 Period Ended September 30,
 2005*                               9.71        0.76         12,167       1.35         2.27            1.65            47
 Period Ended March 31, 2005+        9.75        0.46         15,114       1.26         1.88            1.74            64
 Year Ended May 31, 2004             9.86       (0.11)        23,528       1.26         1.87            1.87            66
 Year Ended May 31, 2003            10.06        3.11         32,608       1.26         2.74            1.85            89
 Year Ended May 31, 2002            10.03        3.75         26,392       1.26         3.89            1.87           142
 Year Ended May 31, 2001            10.06        9.60         10,682       1.25         5.09            2.17            87
 Year Ended May 31, 2000             9.67        2.31          2,065       1.22         4.85            2.41            70

                             See Notes to Financial Highlights and Notes to Financial Statements.


FINANCIAL HIGHLIGHTS
STI CLASSIC FUNDS Selected Data For a Share of Beneficial Interest Outstanding Throughout the Periods Indicated.


                                                              Net
                                                           Realized
                                                              and
                                                          Unrealized                 Dividends    Distributions
                                 Net Asset                   Gains                      from          from            Total
                                  Value,        Net       (Losses) on                   Net         Realized        Dividends
                                 Beginning   Investment   Investments   Total From   Investment      Capital           and
                                 of Period     Income       Options     Operations     Income         Gains       Distributions
                                 ---------   ----------   -----------   ----------   ----------   -------------   -------------
SHORT-TERM U.S. TREASURY SECURITIES FUND
I Shares
 Period Ended September 30,
 2005*                            $ 9.91       $0.12        $(0.04)       $ 0.08       $(0.12)       $   --          $(0.12)
 Period Ended March 31, 2005+      10.11        0.14         (0.11)         0.03        (0.14)        (0.09)          (0.23)
 Year Ended May 31, 2004           10.36        0.14(a)      (0.13)(a)      0.01        (0.14)        (0.12)          (0.26)
 Year Ended May 31, 2003           10.20        0.22          0.22          0.44        (0.22)        (0.06)          (0.28)
 Year Ended May 31, 2002           10.13        0.37          0.10          0.47        (0.37)        (0.03)          (0.40)
 Year Ended May 31, 2001            9.85        0.49          0.28          0.77        (0.49)           --           (0.49)
 Year Ended May 31, 2000            9.95        0.46         (0.10)         0.36        (0.46)           --           (0.46)
A Shares
 Period Ended September 30,
 2005*                              9.90        0.12         (0.04)         0.08        (0.12)           --           (0.12)
 Period Ended March 31, 2005+      10.10        0.13         (0.11)         0.02        (0.13)        (0.09)          (0.22)
 Year Ended May 31, 2004           10.35        0.12(a)      (0.13)(a)     (0.01)       (0.12)        (0.12)          (0.24)
 Year Ended May 31, 2003           10.19        0.20          0.22          0.42        (0.20)        (0.06)          (0.26)
 Year Ended May 31, 2002           10.13        0.35          0.09          0.44        (0.35)        (0.03)          (0.38)
 Year Ended May 31, 2001            9.85        0.48          0.28          0.76        (0.48)           --           (0.48)
 Year Ended May 31, 2000            9.95        0.45         (0.10)         0.35        (0.45)           --           (0.45)
C Shares
 Period Ended September 30,
 2005*                              9.89        0.09         (0.03)         0.06        (0.09)           --           (0.09)
 Period Ended March 31, 2005+      10.09        0.10         (0.11)        (0.01)       (0.10)        (0.09)          (0.19)
 Year Ended May 31, 2004           10.34        0.10(a)      (0.13)(a)     (0.03)       (0.10)        (0.12)          (0.22)
 Year Ended May 31, 2003           10.18        0.17          0.22          0.39        (0.17)        (0.06)          (0.23)
 Year Ended May 31, 2002           10.11        0.33          0.10          0.43        (0.33)        (0.03)          (0.36)
 Year Ended May 31, 2001            9.83        0.46          0.28          0.74        (0.46)           --           (0.46)
 Year Ended May 31, 2000            9.93        0.42         (0.10)         0.32        (0.42)           --           (0.42)
STRATEGIC INCOME FUND
I Shares
 Period Ended September 30,
 2005*                             10.24        0.21(a)      (0.18)(a)      0.03        (0.21)           --           (0.21)
 Period Ended March 31, 2005+       9.81        0.39(a)       0.49(a)       0.88        (0.39)        (0.06)          (0.45)
 Year Ended May 31, 2004            9.99        0.55(a)      (0.14)(a)      0.41        (0.53)        (0.06)          (0.59)
 Year Ended May 31, 2003            9.80        0.61          0.20          0.81        (0.62)           --           (0.62)
 Period Ended May 31, 2002(n)      10.00        0.27         (0.20)         0.07        (0.27)           --           (0.27)
A Shares
 Period Ended September 30,
 2005*                             10.27        0.20(a)      (0.17)(a)      0.03        (0.19)           --           (0.19)
 Period Ended March 31, 2005+       9.82        0.39(a)       0.49(a)       0.88        (0.37)        (0.06)          (0.43)
 Period Ended May 31, 2004(o)       9.93        0.33(a)      (0.07)(a)      0.26        (0.31)        (0.06)          (0.37)
C Shares
 Period Ended September 30,
 2005*                             10.24        0.17(a)      (0.17)(a)        --        (0.17)           --           (0.17)
 Period Ended March 31, 2005+       9.81        0.37(a)       0.46(a)       0.83        (0.34)        (0.06)          (0.40)
 Year Ended May 31, 2004            9.99        0.50(a)      (0.14)(a)      0.36        (0.48)        (0.06)          (0.54)
 Year Ended May 31, 2003            9.80        0.57          0.19          0.76        (0.57)           --           (0.57)
 Period Ended May 31, 2002(n)      10.00        0.25         (0.20)         0.05        (0.25)           --           (0.25)

                                                                                                     Ratio of
                                                                                                    Expenses to
                                                                         Ratio of     Ratio of        Average
                                                                            Net         Net         Net Assets
                                     Net                                 Expenses    Investment     (Excluding
                                   Assets                                   to       Income to       Waivers,
                                   Value,                 Net Assets,     Average     Average     Reimbursements    Portfolio
                                   End of       Total        End of         Net         Net         and Expense     Turnover
                                   Period     Return(2)   Period (000)   Assets(3)   Assets(3)      Offset)(3)        Rate
                                  ---------   ---------   ------------   ---------   ----------   ---------------   ---------
SHORT-TERM U.S. TREASURY SECURITIES FUND
I Shares
 Period Ended September 30,
 2005*                             $ 9.87        0.85%      $ 60,795       0.62%        2.50%           0.68%          100%
 Period Ended March 31, 2005+        9.91        0.35         69,935       0.65         1.68            0.71            82
 Year Ended May 31, 2004            10.11        0.11         92,371       0.70         1.36            0.76           131
 Year Ended May 31, 2003            10.36        4.31        121,617       0.69         2.07            0.75           140
 Year Ended May 31, 2002            10.20        4.69        107,169       0.70         3.57            0.76           117
 Year Ended May 31, 2001            10.13        8.02         88,398       0.71         4.95            0.78            87
 Year Ended May 31, 2000             9.85        3.75         72,570       0.67         4.70            0.79            50
A Shares
 Period Ended September 30,
 2005*                               9.86        0.76          4,918       0.81         2.32            0.87           100
 Period Ended March 31, 2005+        9.90        0.21          6,349       0.84         1.47            0.95            82
 Year Ended May 31, 2004            10.10       (0.06)        12,823       0.86         1.20            1.06           131
 Year Ended May 31, 2003            10.35        4.13         15,558       0.86         1.76            1.07           140
 Year Ended May 31, 2002            10.19        4.44          4,735       0.86         3.36            1.41           117
 Year Ended May 31, 2001            10.13        7.87          2,179       0.85         4.81            1.56            87
 Year Ended May 31, 2000             9.85        3.58          2,066       0.82         4.50            1.44            50
C Shares
 Period Ended September 30,
 2005*                               9.86        0.63         27,202       1.27         1.87            1.69           100
 Period Ended March 31, 2005+        9.89       (0.03)        33,796       1.12         1.22            1.74            82
 Year Ended May 31, 2004            10.09       (0.30)        62,232       1.11         0.97            1.82           131
 Year Ended May 31, 2003            10.34        3.88        127,757       1.11         1.59            1.79           140
 Year Ended May 31, 2002            10.18        4.29         70,720       1.11         3.09            1.81           117
 Year Ended May 31, 2001            10.11        7.67         27,861       1.10         4.45            1.96            87
 Year Ended May 31, 2000             9.83        3.34          5,391       1.07         4.26            2.04            50
STRATEGIC INCOME FUND
I Shares
 Period Ended September 30,
 2005*                              10.06        0.28        249,621       0.81         4.10            0.87           165
 Period Ended March 31, 2005+       10.24        9.10        196,921       0.86         4.55            0.96           305
 Year Ended May 31, 2004             9.81        4.15         98,570       0.90         5.53            1.00            95
 Year Ended May 31, 2003             9.99        8.73         61,906       0.91         6.39            1.01            52
 Period Ended May 31, 2002(n)        9.80        0.74         43,717       0.94         6.07            1.04            43
A Shares
 Period Ended September 30,
 2005*                              10.11        0.33          2,757       1.13         3.83            1.23           165
 Period Ended March 31, 2005+       10.27        9.04          3,795       1.15         4.59            1.37           305
 Period Ended May 31, 2004(o)        9.82        2.59          4,181       1.15         5.15            1.60            95
C Shares
 Period Ended September 30,
 2005*                              10.07        0.02         65,132       1.53         3.40            1.88           165
 Period Ended March 31, 2005+       10.24        8.60         79,792       1.42         4.34            1.98           305
 Year Ended May 31, 2004             9.81        3.59        117,216       1.43         4.98            2.03            95
 Year Ended May 31, 2003             9.99        8.16        129,965       1.43         5.67            2.04            52
 Period Ended May 31, 2002(n)        9.80        0.55         39,490       1.53         5.49            2.07            43

                             See Notes to Financial Highlights and Notes to Financial Statements.


FINANCIAL HIGHLIGHTS
STI CLASSIC FUNDS Selected Data For a Share of Beneficial Interest Outstanding Throughout the Periods Indicated.


                                                              Net
                                                           Realized
                                                              and
                                                          Unrealized                 Dividends    Distributions
                                 Net Asset                   Gains                      from          from            Total
                                  Value,        Net       (Losses) on                   Net         Realized        Dividends
                                 Beginning   Investment   Investments   Total From   Investment      Capital           and
                                 of Period     Income       Options     Operations     Income         Gains       Distributions
                                 ---------   ----------   -----------   ----------   ----------   -------------   -------------
TOTAL RETURN BOND FUND
I Shares
 Period Ended September 30,
 2005*                            $ 9.97       $0.20        $(0.03)       $ 0.17       $(0.20)       $   --          $(0.20)
 Period Ended March 31, 2005+       9.81        0.31          0.16          0.47        (0.31)           --           (0.31)
 Period Ended May 31, 2004(p)      10.00        0.19(a)      (0.18)(a)      0.01        (0.20)           --           (0.20)
U.S. GOVERNMENT SECURITIES FUND
I Shares
 Period Ended September 30,
 2005*                             10.42        0.19         (0.01)         0.18        (0.19)           --           (0.19)
 Period Ended March 31, 2005+      10.35        0.29          0.09          0.38        (0.31)           --           (0.31)
 Year Ended May 31, 2004           10.93        0.31(a)      (0.50)(a)     (0.19)       (0.35)        (0.04)          (0.39)
 Year Ended May 31, 2003           10.47        0.44          0.51          0.95        (0.46)        (0.03)          (0.49)
 Year Ended May 31, 2002           10.38        0.54          0.26          0.80        (0.54)        (0.17)          (0.71)
 Year Ended May 31, 2001            9.86        0.58          0.52          1.10        (0.58)           --           (0.58)
 Year Ended May 31, 2000           10.28        0.58         (0.42)         0.16        (0.58)           --           (0.58)
A Shares
 Period Ended September 30,
 2005*                             10.41        0.18         (0.01)         0.17        (0.18)           --           (0.18)
 Period Ended March 31, 2005+      10.35        0.26          0.08          0.34        (0.28)           --           (0.28)
 Year Ended May 31, 2004           10.93        0.27(a)      (0.50)(a)     (0.23)       (0.31)        (0.04)          (0.35)
 Year Ended May 31, 2003           10.47        0.40          0.51          0.91        (0.42)        (0.03)          (0.45)
 Year Ended May 31, 2002           10.38        0.50          0.26          0.76        (0.50)        (0.17)          (0.67)
 Year Ended May 31, 2001            9.86        0.54          0.52          1.06        (0.54)           --           (0.54)
 Year Ended May 31, 2000           10.28        0.54         (0.42)         0.12        (0.54)           --           (0.54)
C Shares
 Period Ended September 30,
 2005*                             10.41        0.14            --          0.14        (0.14)           --           (0.14)
 Period Ended March 31, 2005+      10.35        0.21          0.08          0.29        (0.23)           --           (0.23)
 Year Ended May 31, 2004           10.93        0.22(a)      (0.50)(a)     (0.28)       (0.26)        (0.04)          (0.30)
 Year Ended May 31, 2003           10.48        0.34          0.50          0.84        (0.36)        (0.03)          (0.39)
 Year Ended May 31, 2002           10.38        0.45          0.27          0.72        (0.45)        (0.17)          (0.62)
 Year Ended May 31, 2001            9.86        0.49          0.52          1.01        (0.49)           --           (0.49)
 Year Ended May 31, 2000           10.28        0.49         (0.42)         0.07        (0.49)           --           (0.49)
U.S. GOVERNMENT SECURITIES ULTRA-SHORT BOND FUND
I Shares
 Period Ended September 30,
 2005*                              9.90        0.16         (0.01)         0.15        (0.16)           --           (0.16)
 Period Ended March 31, 2005+       9.95        0.04         (0.01)         0.03        (0.04)           --           (0.04)
 Year Ended May 31, 2004           10.00        0.03(a)      (0.01)(a)      0.02        (0.03)           --           (0.03)
 Year Ended May 31, 2003            9.95        0.04          0.01          0.05        (0.04)           --**         (0.04)
 Period Ended May 31, 2002(q)       9.95        0.01            --          0.01        (0.01)           --           (0.01)

                                                                                                     Ratio of
                                                                                                    Expenses to
                                                                         Ratio of     Ratio of        Average
                                                                            Net         Net         Net Assets
                                     Net                                 Expenses    Investment     (Excluding
                                   Assets                                   to       Income to       Waivers,
                                   Value,                 Net Assets,     Average     Average     Reimbursements    Portfolio
                                   End of       Total        End of         Net         Net         and Expense     Turnover
                                   Period     Return(2)   Period (000)   Assets(3)   Assets(3)      Offset)(3)        Rate
                                  ---------   ---------   ------------   ---------   ----------   ---------------   ---------
TOTAL RETURN BOND FUND
I Shares
 Period Ended September 30,
 2005*                             $ 9.94        1.66%      $ 65,374       0.60%        3.72%           0.64%          131%
 Period Ended March 31, 2005+        9.97        4.86         57,761       0.58         3.42            0.74           308
 Period Ended May 31, 2004(p)        9.81        0.03         15,553       0.56         3.05            0.90           121
U.S. GOVERNMENT SECURITIES FUND
I Shares
 Period Ended September 30,
 2005*                              10.41        1.77        356,254       0.72         3.70            0.73            36
 Period Ended March 31, 2005+       10.42        3.74        319,058       0.77         3.41            0.80            64
 Year Ended May 31, 2004            10.35       (1.77)       298,997       0.81         2.95            0.84           240
 Year Ended May 31, 2003            10.93        9.25        258,585       0.81         4.00            0.84           150
 Year Ended May 31, 2002            10.47        7.90        168,609       0.82         5.09            0.85           262
 Year Ended May 31, 2001            10.38       11.41        148,666       0.81         5.66            0.85           207
 Year Ended May 31, 2000             9.86        1.63         85,420       0.77         5.77            0.84            29
A Shares
 Period Ended September 30,
 2005*                              10.40        1.60          3,117       1.09         3.37            1.09            36
 Period Ended March 31, 2005+       10.41        3.32          3,080       1.17         3.17            1.28            64
 Year Ended May 31, 2004            10.35       (2.17)         8,484       1.22         2.54            1.52           240
 Year Ended May 31, 2003            10.93        8.79          9,333       1.22         3.59            1.45           150
 Year Ended May 31, 2002            10.47        7.47          8,483       1.22         4.70            1.40           262
 Year Ended May 31, 2001            10.38       10.95          6,617       1.21         5.21            1.83           207
 Year Ended May 31, 2000             9.86        1.19          1,407       1.17         5.34            2.14            29
C Shares
 Period Ended September 30,
 2005*                              10.41        1.38          9,822       1.72         2.70            1.74            36
 Period Ended March 31, 2005+       10.41        2.83         12,229       1.74         2.50            1.85            64
 Year Ended May 31, 2004            10.35       (2.67)        18,993       1.73         2.04            1.97           240
 Year Ended May 31, 2003            10.93        8.14         39,423       1.73         3.10            1.93           150
 Year Ended May 31, 2002            10.48        7.06         31,922       1.73         4.17            1.93           262
 Year Ended May 31, 2001            10.38       10.45         21,617       1.72         4.71            2.04           207
 Year Ended May 31, 2000             9.86        0.70          7,750       1.68         4.85            2.28            29
U.S. GOVERNMENT SECURITIES ULTRA
I Shares
 Period Ended September 30,
 2005*                               9.89        1.53         68,907       0.26         2.98            0.59            63
 Period Ended March 31, 2005+        9.90        1.36         49,623       0.18         2.02            0.71            42
 Year Ended May 31, 2004             9.95        1.01         77,360       0.24         1.25            0.77           109
 Year Ended May 31, 2003            10.00        2.80         95,277       0.23         1.76            0.76            87
 Period Ended May 31, 2002(q)        9.95        0.32         28,138       0.30         2.42            0.83            34

                             See Notes to Financial Highlights and Notes to Financial Statements.

FINANCIAL HIGHLIGHTS
STI CLASSIC FUNDS Selected Data For a Share of Beneficial Interest Outstanding Throughout the Periods Indicated.


                                                              Net
                                                           Realized
                                                              and
                                 Net Asset                Unrealized                 Dividends    Distributions
                                  Value,                     Gains                      from          from            Total
                                 Beginning      Net       (Losses) on                   Net         Realized        Dividends
                                    of       Investment   Investments   Total From   Investment      Capital           and
                                 Period(1)     Income       Options     Operations     Income         Gains       Distributions
                                 ---------   ----------   -----------   ----------   ----------   -------------   -------------
ULTRA-SHORT BOND FUND
I Shares
 Period Ended September 30,
 2005*                            $10.00       $0.16        $(0.01)       $ 0.15       $(0.16)       $   --          $(0.16)
 Period Ended March 31, 2005+      10.05        0.03         (0.01)         0.02        (0.03)           --           (0.03)
 Year Ended May 31, 2004           10.10        0.03(a)      (0.01)(a)      0.02        (0.03)           --           (0.03)
 Year Ended May 31, 2003           10.00        0.04          0.02          0.06        (0.04)           --**         (0.04)
 Period Ended May 31, 2002(r)      10.00        0.01            --          0.01        (0.01)           --           (0.01)
VIRGINIA INTERMEDIATE MUNICIPAL BOND FUND
I Shares
 Period Ended September 30,
 2005*                             10.11        0.17          0.07          0.24        (0.17)           --           (0.17)
 Period Ended March 31, 2005+      10.15        0.28          0.05          0.33        (0.28)        (0.09)          (0.37)
 Year Ended May 31, 2004           10.68        0.34(a)      (0.44)(a)     (0.10)       (0.34)        (0.09)          (0.43)
 Year Ended May 31, 2003           10.29        0.36          0.49          0.85        (0.36)        (0.10)          (0.46)
 Year Ended May 31, 2002           10.14        0.40          0.15          0.55        (0.40)           --           (0.40)
 Year Ended May 31, 2001            9.58        0.42          0.56          0.98        (0.42)           --           (0.42)
 Year Ended May 31, 2000           10.20        0.43         (0.57)        (0.14)       (0.43)        (0.05)          (0.48)
A Shares
 Period Ended September 30,
 2005*                             10.11        0.16          0.07          0.23        (0.16)           --           (0.16)
 Period Ended March 31, 2005+      10.15        0.27          0.05          0.32        (0.27)        (0.09)          (0.36)
 Year Ended May 31, 2004           10.68        0.33(a)      (0.44)(a)     (0.11)       (0.33)        (0.09)          (0.42)
 Year Ended May 31, 2003           10.29        0.36          0.49          0.85        (0.36)        (0.10)          (0.46)
 Year Ended May 31, 2002           10.14        0.39          0.16          0.55        (0.40)           --           (0.40)
 Year Ended May 31, 2001            9.59        0.42          0.55          0.97        (0.42)           --           (0.42)
 Year Ended May 31, 2000           10.20        0.42         (0.56)        (0.14)       (0.42)        (0.05)          (0.47)
C Shares
 Period Ended September 30,
 2005*(s)                          10.27        0.02         (0.09)        (0.07)       (0.02)           --           (0.02)
VIRGINIA MUNICIPAL BOND FUND
I Shares
 Period Ended September 30,
 2005*                             10.35        0.19          0.09          0.28        (0.19)           --           (0.19)
 Period Ended March 31, 2005+      10.37        0.31          0.14          0.45        (0.31)        (0.16)          (0.47)
 Year Ended May 31, 2004           11.07        0.37(a)      (0.47)(a)     (0.10)       (0.37)        (0.23)          (0.60)
 Year Ended May 31, 2003           10.48        0.39          0.62          1.01        (0.39)        (0.03)          (0.42)
 Year Ended May 31, 2002           10.29        0.41          0.19          0.60        (0.41)           --           (0.41)
 Year Ended May 31, 2001            9.64        0.45          0.65          1.10        (0.45)           --           (0.45)
 Year Ended May 31, 2000           10.43        0.45         (0.78)        (0.33)       (0.45)        (0.01)          (0.46)
A Shares
 Period Ended September 30,
 2005*                             10.34        0.18          0.09          0.27        (0.18)           --           (0.18)
 Period Ended March 31, 2005+      10.37        0.30          0.13          0.43        (0.30)        (0.16)          (0.46)
 Period Ended May 31, 2004(t)      10.28        0.02(a)       0.09(a)       0.11        (0.02)           --           (0.02)

                                                                                                     Ratio of
                                                                                                    Expenses to
                                                                         Ratio of     Ratio of        Average
                                                                            Net         Net         Net Assets
                                     Net                                 Expenses    Investment     (Excluding
                                   Assets                                   to       Income to       Waivers,
                                   Value,                 Net Assets,     Average     Average     Reimbursements    Portfolio
                                   End of       Total        End of         Net         Net         and Expense     Turnover
                                   Period     Return(2)   Period (000)   Assets(3)   Assets(3)      Offset)(3)        Rate
                                  ---------   ---------   ------------   ---------   ----------   ---------------   ---------
ULTRA-SHORT BOND FUND
I Shares
 Period Ended September 30,
 2005*                             $ 9.99        1.48%      $227,308       0.32%        3.33%           0.49%           63%
 Period Ended March 31, 2005+       10.00        1.22         74,259       0.31         1.89            0.81            44
 Year Ended May 31, 2004            10.05        1.01        112,453       0.31         1.50            0.86            83
 Year Ended May 31, 2003            10.10        3.16        146,590       0.31         1.84            0.86            56
 Period Ended May 31, 2002(r)       10.00        0.30         33,730       0.36         2.44            0.91            30
VIRGINIA INTERMEDIATE MUNICIPAL
I Shares
 Period Ended September 30,
 2005*                              10.18        2.36        176,104       0.69         3.29            0.70            27
 Period Ended March 31, 2005+       10.11        3.21        176,959       0.71         3.23            0.71            46
 Year Ended May 31, 2004            10.15       (1.00)       181,558       0.75         3.23            0.75            26
 Year Ended May 31, 2003            10.68        8.43        206,432       0.75         3.45            0.75            30
 Year Ended May 31, 2002            10.29        5.52        191,406       0.75         3.86            0.75            33
 Year Ended May 31, 2001            10.14       10.39        194,849       0.73         4.23            0.75            32
 Year Ended May 31, 2000             9.58       (1.31)       202,209       0.76         4.35            0.76            18
A Shares
 Period Ended September 30,
 2005*                              10.18        2.31          6,721       0.80         3.19            0.85            27
 Period Ended March 31, 2005+       10.11        3.14          7,143       0.80         3.16            0.90            46
 Year Ended May 31, 2004            10.15       (1.04)        10,566       0.79         3.19            1.04            26
 Year Ended May 31, 2003            10.68        8.38         10,484       0.79         3.40            1.07            30
 Year Ended May 31, 2002            10.29        5.47          7,257       0.79         3.82            1.11            33
 Year Ended May 31, 2001            10.14       10.23          6,197       0.76         4.20            1.11            32
 Year Ended May 31, 2000             9.59       (1.24)         6,808       0.79         4.33            0.94            18
C Shares
 Period Ended September 30,
 2005*(s)                           10.18       (0.69)             9       1.62         2.23            1.62            27
VIRGINIA MUNICIPAL BOND FUND
I Shares
 Period Ended September 30,
 2005*                              10.44        2.66         50,988       0.71         3.52            0.73            43
 Period Ended March 31, 2005+       10.35        4.41         48,027       0.72         3.59            0.72            39
 Year Ended May 31, 2004            10.37       (0.90)        43,491       0.77         3.47            0.77            33
 Year Ended May 31, 2003            11.07        9.86         48,102       0.77         3.67            0.77            18
 Year Ended May 31, 2002            10.48        5.90         56,586       0.77         3.90            0.77            38
 Year Ended May 31, 2001            10.29       11.51         56,573       0.77         4.40            0.78            60
 Year Ended May 31, 2000             9.64       (3.18)        48,980       0.74         4.53            0.79            19
A Shares
 Period Ended September 30,
 2005*                              10.43        2.59            368       0.86         3.42            0.88            43
 Period Ended March 31, 2005+       10.34        4.19            179       0.88         3.50            2.84            39
 Period Ended May 31, 2004(t)       10.37        1.07            129       0.93         3.95        71.10(4)            33

                             See Notes to Financial Highlights and Notes to Financial Statements.


FINANCIAL HIGHLIGHTS
STI CLASSIC FUNDS Selected Data For a Share of Beneficial Interest Outstanding Throughout the Periods Indicated.


                                                              Net
                                                           Realized
                                                              and
                                 Net Asset                Unrealized                 Dividends    Distributions
                                  Value,                     Gains                      from          from            Total
                                 Beginning      Net       (Losses) on                   Net         Realized        Dividends
                                    of       Investment   Investments   Total From   Investment      Capital           and
                                 Period(1)     Income       Options     Operations     Income         Gains       Distributions
                                 ---------   ----------   -----------   ----------   ----------   -------------   -------------
C Shares
 Period Ended September 30,
 2005*                            $10.40       $0.13        $ 0.09        $ 0.22       $(0.13)       $   --          $(0.13)
 Period Ended March 31, 2005+      10.42        0.23          0.14          0.37        (0.23)        (0.16)          (0.39)
 Year Ended May 31, 2004           11.13        0.27(a)      (0.48)(a)     (0.21)       (0.27)        (0.23)          (0.50)
 Year Ended May 31, 2003           10.53        0.29          0.63          0.92        (0.29)        (0.03)          (0.32)
 Year Ended May 31, 2002           10.34        0.31          0.19          0.50        (0.31)           --           (0.31)
 Year Ended May 31, 2001            9.68        0.35          0.66          1.01        (0.35)           --           (0.35)
 Year Ended May 31, 2000           10.48        0.36          0.79         (0.43)       (0.36)        (0.01)          (0.37)
PRIME QUALITY MONEY MARKET FUND
I Shares
 Period Ended September 30,
 2005*                              1.00        0.01            --          0.01        (0.01)           --           (0.01)
 Period Ended March 31, 2005        1.00        0.01            --          0.01        (0.01)           --           (0.01)
 Year Ended May 31, 2004            1.00        0.01            --          0.01        (0.01)           --**         (0.01)
 Year Ended May 31, 2003            1.00        0.01            --          0.01        (0.01)           --**         (0.01)
 Year Ended May 31, 2002            1.00        0.02            --          0.02        (0.02)           --           (0.02)
 Year Ended May 31, 2001            1.00        0.06            --          0.06        (0.06)           --           (0.06)
 Year Ended May 31, 2000            1.00        0.05            --          0.05        (0.05)           --           (0.05)
A Shares
 Period Ended September 30,
 2005*                              1.00        0.01            --          0.01        (0.01)           --           (0.01)
 Period Ended March 31, 2005        1.00        0.01            --          0.01        (0.01)           --           (0.01)
 Year Ended May 31, 2004            1.00          --**          --            --**         --**          --**            --**
 Year Ended May 31, 2003            1.00        0.01            --          0.01        (0.01)           --**         (0.01)
 Year Ended May 31, 2002            1.00        0.02            --          0.02        (0.02)           --           (0.02)
 Year Ended May 31, 2001            1.00        0.05            --          0.05        (0.05)           --           (0.05)
 Year Ended May 31, 2000            1.00        0.05            --          0.05        (0.05)           --           (0.05)
C Shares
 Period Ended September 30,
 2005*                              1.00        0.01            --          0.01        (0.01)           --           (0.01)
 Period Ended March 31, 2005        1.00        0.01            --          0.01        (0.01)           --           (0.01)
 Year Ended May 31, 2004            1.00          --**          --            --**         --**          --**            --**
 Year Ended May 31, 2003            1.00        0.01            --          0.01        (0.01)           --**         (0.01)
 Year Ended May 31, 2002            1.00        0.01            --          0.01        (0.01)           --           (0.01)
 Year Ended May 31, 2001            1.00        0.05            --          0.05        (0.05)           --           (0.05)
 Period Ended May 31, 2000(v)       1.00        0.03            --          0.03        (0.03)           --           (0.03)
TAX-EXEMPT MONEY MARKET FUND
I Shares
 Period Ended September 30,
 2005*                              1.00        0.01            --          0.01        (0.01)           --           (0.01)
 Period Ended March 31, 2005        1.00        0.01            --          0.01        (0.01)           --**         (0.01)
 Year Ended May 31, 2004            1.00          --**          --            --**         --**          --**            --**
 Year Ended May 31, 2003            1.00        0.01            --          0.01        (0.01)           --**         (0.01)
 Year Ended May 31, 2002            1.00        0.01            --          0.01        (0.01)           --**         (0.01)
 Year Ended May 31, 2001            1.00        0.03            --          0.03        (0.03)           --           (0.03)
 Year Ended May 31, 2000            1.00        0.03            --          0.03        (0.03)           --           (0.03)

                                                                                                     Ratio of
                                                                                                    Expenses to
                                                                         Ratio of     Ratio of        Average
                                                                            Net         Net         Net Assets
                                     Net                                 Expenses    Investment     (Excluding
                                   Assets                                   to       Income to       Waivers,
                                   Value,                 Net Assets,     Average     Average     Reimbursements    Portfolio
                                   End of       Total        End of         Net         Net         and Expense     Turnover
                                   Period     Return(2)   Period (000)   Assets(3)   Assets(3)      Offset)(3)        Rate
                                  ---------   ---------   ------------   ---------   ----------   ---------------   ---------
C Shares
 Period Ended September 30,
 2005*                             $10.49        2.14%      $  5,262       1.71%        2.51%           1.74%           43%
 Period Ended March 31, 2005+       10.40        3.54          6,534       1.70         2.59            1.75            39
 Year Ended May 31, 2004            10.42       (1.90)         9,723       1.70         2.54            1.86            33
 Year Ended May 31, 2003            11.13        8.89         16,956       1.70         2.71            1.85            18
 Year Ended May 31, 2002            10.53        4.93         13,428       1.70         2.97            1.88            38
 Year Ended May 31, 2001            10.34       10.58          7,983       1.69         3.47            2.00            60
 Year Ended May 31, 2000             9.68       (4.13)         5,367       1.65         3.61            2.08            19
PRIME QUALITY MONEY MARKET FUND
I Shares
 Period Ended September 30,
 2005*                               1.00        1.35      2,943,879       0.61         2.67            0.68
 Period Ended March 31, 2005         1.00        1.13      3,173,794       0.60         1.34            0.71
 Year Ended May 31, 2004             1.00        0.52      3,477,598       0.63         0.52            0.74
 Year Ended May 31, 2003             1.00        1.17      4,284,266       0.63         1.14            0.74
 Year Ended May 31, 2002             1.00        2.29      3,907,203       0.63         2.22            0.74
 Year Ended May 31, 2001             1.00        5.75      3,728,371       0.63         5.57            0.75
 Year Ended May 31, 2000             1.00        5.20      3,311,229       0.60         5.06            0.75
A Shares
 Period Ended September 30,
 2005*                               1.00        1.25      2,723,369       0.79         2.52            0.85
 Period Ended March 31, 2005         1.00        0.96      2,124,606       0.80         1.17            0.91
 Year Ended May 31, 2004             1.00        0.34      1,851,615       0.81         0.34            0.95
 Year Ended May 31, 2003             1.00        0.98      1,925,521       0.81         0.96            0.94
 Year Ended May 31, 2002             1.00        2.11      1,887,033       0.81         2.09            0.94
 Year Ended May 31, 2001             1.00        5.57      1,927,309       0.80         5.36            0.95
 Year Ended May 31, 2000             1.00        5.02      1,312,653       0.77         4.94            0.95
C Shares
 Period Ended September 30,
 2005*                               1.00        1.24          6,199       0.83         2.42            1.29
 Period Ended March 31, 2005         1.00        0.94         10,093       0.83         0.99            1.48
 Year Ended May 31, 2004             1.00        0.22         25,444       0.93         0.21            1.59
 Year Ended May 31, 2003             1.00        0.54         14,633       1.25         0.53            1.62
 Year Ended May 31, 2002             1.00        1.36         12,302       1.54         1.04            1.70
 Year Ended May 31, 2001             1.00        4.75          4,051       1.53         4.54            1.92
 Period Ended May 31, 2000(v)        1.00        2.93          3,445       1.50         4.46            1.99
TAX-EXEMPT MONEY MARKET FUND
I Shares
 Period Ended September 30,
 2005*                               1.00        1.00      1,036,061       0.52         1.98            0.58
 Period Ended March 31, 2005         1.00        0.90        936,272       0.51         1.04            0.61
 Year Ended May 31, 2004             1.00        0.48        978,548       0.55         0.46            0.64
 Year Ended May 31, 2003             1.00        0.81      1,088,415       0.54         0.79            0.64
 Year Ended May 31, 2002             1.00        1.38        907,827       0.55         1.39            0.65
 Year Ended May 31, 2001             1.00        3.47      1,080,362       0.54         3.40            0.65
 Year Ended May 31, 2000             1.00        3.19        755,858       0.52         3.16            0.66

                             See Notes to Financial Highlights and Notes to Financial Statements.


FINANCIAL HIGHLIGHTS
STI CLASSIC FUNDS Selected Data For a Share of Beneficial Interest Outstanding Throughout the Periods Indicated.


                                                              Net
                                                           Realized
                                                              and
                                 Net Asset                Unrealized                 Dividends    Distributions
                                  Value,                     Gains                      from          from            Total
                                 Beginning      Net       (Losses) on                   Net         Realized        Dividends
                                    of       Investment   Investments   Total From   Investment      Capital           and
                                 Period(1)     Income       Options     Operations     Income         Gains       Distributions
                                 ---------   ----------   -----------   ----------   ----------   -------------   -------------
A Shares
 Period Ended September 30,
 2005*                            $ 1.00       $0.01        $   --        $ 0.01       $(0.01)       $   --          $(0.01)
 Period Ended March 31, 2005        1.00        0.01            --          0.01        (0.01)           --**         (0.01)
 Year Ended May 31, 2004            1.00          --**          --            --**         --**          --**            --**
 Year Ended May 31, 2003            1.00        0.01            --          0.01        (0.01)           --**         (0.01)
 Year Ended May 31, 2002            1.00        0.01            --          0.01        (0.01)           --**         (0.01)
 Year Ended May 31, 2001            1.00        0.03            --          0.03        (0.03)           --           (0.03)
 Year Ended May 31, 2000            1.00        0.03            --          0.03        (0.03)           --           (0.03)
U.S. GOVERNMENT SECURITIES MONEY MARKET FUND
I Shares
 Period Ended September 30,
 2005*                              1.00        0.01            --          0.01        (0.01)           --           (0.01)
 Period Ended March 31, 2005        1.00        0.01            --          0.01        (0.01)           --           (0.01)
 Year Ended May 31, 2004            1.00          --**          --            --**         --**          --              --**
 Year Ended May 31, 2003            1.00        0.01            --          0.01        (0.01)           --           (0.01)
 Year Ended May 31, 2002            1.00        0.02            --          0.02        (0.02)           --           (0.02)
 Year Ended May 31, 2001            1.00        0.05            --          0.05        (0.05)           --           (0.05)
 Year Ended May 31, 2000            1.00        0.05            --          0.05        (0.05)           --           (0.05)
A Shares
 Period Ended September 30,
 2005*                              1.00        0.01            --          0.01        (0.01)           --           (0.01)
 Period Ended March 31, 2005        1.00        0.01            --          0.01        (0.01)           --           (0.01)
 Year Ended May 31, 2004            1.00          --**          --            --**         --**          --              --**
 Year Ended May 31, 2003            1.00        0.01            --          0.01        (0.01)           --           (0.01)
 Year Ended May 31, 2002            1.00        0.02            --          0.02        (0.02)           --           (0.02)
 Year Ended May 31, 2001            1.00        0.05            --          0.05        (0.05)           --           (0.05)
 Year Ended May 31, 2000            1.00        0.05            --          0.05        (0.05)           --           (0.05)
U.S. TREASURY MONEY MARKET FUND
I Shares
 Period Ended September 30,
 2005*                              1.00        0.01            --          0.01        (0.01)           --           (0.01)
 Period Ended March 31, 2005        1.00        0.01            --          0.01        (0.01)           --           (0.01)
 Year Ended May 31, 2004            1.00          --**          --            --**         --**          --**            --**
 Year Ended May 31, 2003            1.00        0.01            --          0.01        (0.01)           --**         (0.01)
 Year Ended May 31, 2002            1.00        0.02            --          0.02        (0.02)           --           (0.02)
 Year Ended May 31, 2001            1.00        0.05            --          0.05        (0.05)           --           (0.05)
 Year Ended May 31, 2000            1.00        0.05            --          0.05        (0.05)           --           (0.05)
A Shares
 Period Ended September 30,
 2005*                              1.00        0.01            --          0.01        (0.01)           --           (0.01)
 Period Ended March 31, 2005        1.00        0.01            --          0.01        (0.01)           --           (0.01)
 Period Ended May 31, 2004(w)       1.00          --**          --            --**         --**          --**            --**

                                                                                                     Ratio of
                                                                                                    Expenses to
                                                                         Ratio of     Ratio of        Average
                                                                            Net         Net         Net Assets
                                     Net                                 Expenses    Investment     (Excluding
                                   Assets                                   to       Income to       Waivers,
                                   Value,                 Net Assets,     Average     Average     Reimbursements    Portfolio
                                   End of       Total        End of         Net         Net         and Expense     Turnover
                                   Period     Return(2)   Period (000)   Assets(3)   Assets(3)      Offset)(3)        Rate
                                  ---------   ---------   ------------   ---------   ----------   ---------------   ---------
A Shares
 Period Ended September 30,
 2005*                             $ 1.00        0.92%      $776,080       0.67%        1.83%           0.73%
 Period Ended March 31, 2005         1.00        0.78        402,333       0.65         0.92            0.75
 Year Ended May 31, 2004             1.00        0.35        274,543       0.67         0.34            0.80
 Year Ended May 31, 2003             1.00        0.68        239,451       0.67         0.67            0.79
 Year Ended May 31, 2002             1.00        1.26        218,048       0.67         1.25            0.80
 Year Ended May 31, 2001             1.00        3.35        256,894       0.67         3.22            0.80
 Year Ended May 31, 2000             1.00        3.07        125,500       0.64         3.01            0.82
U.S. GOVERNMENT SECURITIES MONEY
I Shares
 Period Ended September 30,
 2005*                               1.00        1.27        451,431       0.62         2.52            0.68
 Period Ended March 31, 2005         1.00        1.03        517,253       0.62         1.24            0.71
 Year Ended May 31, 2004             1.00        0.43        615,324       0.66         0.43            0.75
 Year Ended May 31, 2003             1.00        1.01        992,560       0.65         1.00            0.74
 Year Ended May 31, 2002             1.00        2.25        997,759       0.66         2.17            0.75
 Year Ended May 31, 2001             1.00        5.56        805,285       0.65         5.29            0.75
 Year Ended May 31, 2000             1.00        4.86        468,568       0.63         4.80            0.74
A Shares
 Period Ended September 30,
 2005*                               1.00        1.18        247,691       0.78         2.38            0.84
 Period Ended March 31, 2005         1.00        0.89        230,041       0.78         1.06            0.88
 Year Ended May 31, 2004             1.00        0.28        234,100       0.80         0.28            0.92
 Year Ended May 31, 2003             1.00        0.86        250,246       0.80         0.86            0.92
 Year Ended May 31, 2002             1.00        2.11        210,004       0.80         2.02            0.92
 Year Ended May 31, 2001             1.00        5.41        158,087       0.79         5.14            0.93
 Year Ended May 31, 2000             1.00        4.71         79,311       0.77         4.62            0.93
U.S. TREASURY MONEY MARKET FUND
I Shares
 Period Ended September 30,
 2005*                               1.00        1.23      1,537,681       0.62         2.45            0.67
 Period Ended March 31, 2005         1.00        0.99      1,407,783       0.62         1.19            0.71
 Year Ended May 31, 2004             1.00        0.37      1,233,565       0.66         0.32            0.75
 Year Ended May 31, 2003             1.00        0.88      1,080,779       0.65         0.81            0.74
 Year Ended May 31, 2002             1.00        1.96        871,946       0.65         1.90            0.74
 Year Ended May 31, 2001             1.00        5.36        733,768       0.66         5.23            0.76
 Year Ended May 31, 2000             1.00        4.81        723,277       0.63         4.71            0.74
A Shares
 Period Ended September 30,
 2005*                               1.00        1.15          4,392       0.76         2.43            0.80
 Period Ended March 31, 2005         1.00        0.88            303       0.75         0.97            1.48
 Period Ended May 31, 2004(w)        1.00        0.15            401       0.75         0.21         3.17(4)

                             See Notes to Financial Highlights and Notes to Financial Statements.

FINANCIAL HIGHLIGHTS
STI CLASSIC FUNDS Selected Data For a Share of Beneficial Interest Outstanding Throughout the Periods Indicated.


                                                              Net
                                                           Realized
                                                              and
                                 Net Asset                Unrealized                 Dividends    Distributions
                                  Value,                     Gains                      from          from            Total
                                 Beginning      Net       (Losses) on                   Net         Realized        Dividends
                                    of       Investment   Investments   Total From   Investment      Capital           and
                                 Period(1)     Income       Options     Operations     Income         Gains       Distributions
                                 ---------   ----------   -----------   ----------   ----------   -------------   -------------
VIRGINIA TAX-FREE MONEY MARKET FUND
I Shares
 Period Ended September 30,
 2005*                            $ 1.00       $0.01        $   --        $ 0.01       $(0.01)       $   --          $(0.01)
 Period Ended March 31, 2005        1.00        0.01            --          0.01        (0.01)           --**         (0.01)
 Year Ended May 31, 2004            1.00        0.01            --          0.01        (0.01)           --**         (0.01)
 Year Ended May 31, 2003            1.00        0.01            --          0.01        (0.01)           --**         (0.01)
 Year Ended May 31, 2002            1.00        0.01            --          0.01        (0.01)           --**         (0.01)
 Year Ended May 31, 2001            1.00        0.03            --          0.03        (0.03)           --           (0.03)
 Year Ended May 31, 2000            1.00        0.03            --          0.03        (0.03)           --           (0.03)
A Shares
 Period Ended September 30,
 2005*                              1.00        0.01            --          0.01        (0.01)           --           (0.01)
 Period Ended March 31, 2005        1.00        0.01            --          0.01        (0.01)           --**         (0.01)
 Year Ended May 31, 2004            1.00          --**          --            --**         --**          --**            --**
 Year Ended May 31, 2003            1.00        0.01            --          0.01        (0.01)           --**         (0.01)
 Year Ended May 31, 2002            1.00        0.01            --          0.01        (0.01)           --**         (0.01)
 Year Ended May 31, 2001            1.00        0.03            --          0.03        (0.03)           --           (0.03)
 Year Ended May 31, 2000            1.00        0.03            --          0.03        (0.03)           --           (0.03)

                                                                                                     Ratio of
                                                                                                    Expenses to
                                                                         Ratio of     Ratio of        Average
                                                                            Net         Net         Net Assets
                                     Net                                 Expenses    Investment     (Excluding
                                   Assets                                   to       Income to       Waivers,
                                   Value,                 Net Assets,     Average     Average     Reimbursements    Portfolio
                                   End of       Total        End of         Net         Net         and Expense     Turnover
                                   Period     Return(2)   Period (000)   Assets(3)   Assets(3)      Offset)(3)        Rate
                                  ---------   ---------   ------------   ---------   ----------   ---------------   ---------
VIRGINIA TAX-FREE MONEY MARKET F
I Shares
 Period Ended September 30,
 2005*                             $ 1.00        1.03%      $203,594       0.47%        2.05%           0.47%
 Period Ended March 31, 2005         1.00        0.94        177,377       0.46         1.07            0.46
 Year Ended May 31, 2004             1.00        0.56        173,959       0.50         0.51            0.50
 Year Ended May 31, 2003             1.00        0.85        219,701       0.49         0.84            0.49
 Year Ended May 31, 2002             1.00        1.44        240,681       0.50         1.45            0.50
 Year Ended May 31, 2001             1.00        3.51        226,188       0.50         3.45            0.50
 Year Ended May 31, 2000             1.00        3.23        245,243       0.51         3.19            0.51
A Shares
 Period Ended September 30,
 2005*                               1.00        0.93        308,534       0.65         1.86            0.78
 Period Ended March 31, 2005         1.00        0.77        197,380       0.66         0.92            0.86
 Year Ended May 31, 2004             1.00        0.38        118,339       0.67         0.34            0.90
 Year Ended May 31, 2003             1.00        0.67         96,325       0.67         0.66            0.90
 Year Ended May 31, 2002             1.00        1.27         99,141       0.67         1.22            0.90
 Year Ended May 31, 2001             1.00        3.35         93,004       0.66         3.28            0.91
 Year Ended May 31, 2000             1.00        3.07         62,878       0.67         3.17            0.73

                             See Notes to Financial Highlights and Notes to Financial Statements.

NOTES TO FINANCIAL HIGHLIGHTS

*   Unaudited.

**  Amount less than $0.005.

(1) The Ultra-Short Bond Fund and the U.S. Government Securities Ultra-Short Bond Fund were adjusted for a 5:1 stock split and 4.974874:1 stock split on April 1, 2005, respectively.

(2) Total return excludes sales charge. Not annualized for periods less than one year.

(3) Annualized for periods less than one year.

(4) Ratio reflects the impact of the initial low level of average net assets associated with commencement of operations.

(a) Per share data was calculated using the average shares method.

(b) Commenced operations on January 25, 2002.

(c) Commenced operations on October 11, 2004.

(d) Commenced operations on October 3, 2001.

(e) Commenced operations on October 27, 2003.

(f) For the two month period ended May 31, 2000.

(g) Commenced operations on October 27, 2003.

(h) Commenced operations on October 25, 2002.

(i) Commenced operations on April 13, 2005.

(j) Commenced operations on January 8, 2004.

(k) Commenced operations on March 21, 2005.

(l) Commenced operations on December 29, 2000.

(m) Commenced operations on December 21, 2001.

(n) Commenced operations on November 30, 2001.

(o) Commenced operations on October 8, 2003.

(p) Commenced operations on October 15, 2003.

(q) Commenced operations on April 11, 2002.

(r) Commenced operations on April 15, 2002.

(s) Commenced operations on September 1, 2005.

(t) Commenced operations on May 11, 2004.

(u) Amounts are not meaningful due to the short period of operations.

(v) Commenced operations on October 4, 1999.

(w) Commenced operations on November 12, 2003.

+ Effective June 1, 2004, the Funds adopted a change in the amortization and accretion methodology on fixed income securities. (See Note 2.) The cumulative effect of this change in methodology was immaterial to all Funds except for the Funds noted below:

                                                                                                       Change to Ratio of Net
                                                                                Change to Net       Investment Income to Average
                                                            Change to Net        Realized and                Net Assets
                                                              Investment       Unrealized Gains    ------------------------------
                                                           Income Per Share   (Losses) Per Share   I Shares   A Shares   C Shares
                                                           ----------------   ------------------   --------   --------   --------
     Georgia Tax-Exempt Bond Fund                               $ 0.01              $(0.01)          0.16%      0.14%      0.14%
     High Quality Bond Fund                                       0.01               (0.01)          0.11%
     Investment Grade Bond Fund                                   0.01               (0.01)          0.18%      0.14%      0.14%
     Investment Grade Tax-Exempt Bond Fund                       (0.01)               0.01          (0.08)%    (0.07)%    (0.06)%
     Limited-Term Federal Mortgage Securities Fund                0.04               (0.04)          0.47%      0.42%      0.36%
     Maryland Municipal Bond Fund                                (0.01)               0.01          (0.07)%    (0.06)%
     North Carolina Tax-Exempt Bond Fund                         (0.02)               0.02          (0.20)%       --         --
     Short-Term Bond Fund                                         0.01               (0.01)          0.08%      0.07%      0.06%
     Strategic Income Fund                                        0.01               (0.01)          0.22%      0.14%      0.13%
     Total Return Bond Fund                                       0.01               (0.01)          0.20%
     U.S. Government Securities Fund                              0.02               (0.02)          0.23%      0.11%      0.17%
     U.S. Government Securities Ultra-Short Bond Fund             0.01               (0.01)          0.24%

++ Effective November 1, 2003, these Funds adopted a change in the amortization and accretion methodology on fixed income securities. (See Note 2.)

    The cumulative effect of this change in methodology was immaterial to all Funds except for the Fund noted below:

     Seix High Yield Fund                                       $ 0.01              $(0.01)         0.06%       0.05%      0.84%

NOTES TO FINANCIAL STATEMENTS
STI CLASSIC FUNDS  September 30, 2005
(Unaudited)

1. Organization

The STI Classic Funds (the "Trust") was organized as a Massachusetts business trust under a Declaration of Trust dated January 15, 1992. The Trust is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company offering 53 funds as of September 30, 2005. The financial statements presented herein are those of the Core Bond Fund (formerly the Classic Institutional Core Bond Fund), Florida Tax-Exempt Bond Fund, Georgia Tax-Exempt Bond Fund, High Income Fund, High Quality Bond Fund (formerly Classic Institutional High Quality Bond Fund), Intermediate Bond Fund (formerly Classic Institutional Intermediate Bond Fund), Investment Grade Bond Fund, Investment Grade Tax-Exempt Bond Fund, Limited Duration Fund (formerly Classic Institutional Limited Duration Fund), Limited-Term Federal Mortgage Securities Fund, Maryland Municipal Bond Fund, North Carolina Tax-Exempt Bond Fund, Seix High Yield Fund (formerly Seix Institutional High Yield Fund), Short-Term Bond Fund, Short-Term U.S. Treasury Securities Fund, Strategic Income Fund, Total Return Bond Fund (formerly Classic Institutional Total Return Bond Fund), U.S. Government Securities Fund, U.S. Government Securities Ultra-Short Bond Fund (formerly Classic Institutional U.S. Government Securities Super Short Income Plus Fund), Ultra-Short Bond Fund (formerly Classic Institutional Super Short Income Plus Fund), Virginia Intermediate Municipal Bond Fund, Virginia Municipal Bond Fund, Prime Quality Money Market Fund, Tax-Exempt Money Market Fund, U.S. Government Securities Money Market Fund, U.S. Treasury Money Market Fund and Virginia Tax-Free Money Market Fund (each a "Fund" and collectively the "Funds"). The Funds may offer the following share classes: I Shares (formerly T Shares or Institutional Shares), A Shares and C Shares (formerly L Shares). The Trust is authorized to issue an unlimited number of shares without par value. Shareholders have no preemptive rights. The financial statements of the remaining funds are presented separately. The assets of each Fund are segregated, and a shareholder's interest is limited to the Fund in which shares are held. The Funds' prospectus provides a description of the Funds' investment objectives, policies and strategies.

Under the Trust's organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. In addition, in the normal course of business, the Trust enters into contracts with its vendors and others that provide for general indemnifications. The Trust's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Trust. However, based on experience, the Trust expects that risk of loss to be remote.

2. Significant Accounting Policies

The following is a summary of significant accounting policies followed by the Trust in the preparation of its financial statements. These policies are in conformity with accounting principles generally accepted in the United States of America ("GAAP"). The preparation of financial statements in accordance with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. The actual results could differ from these estimates.

     Security Valuation -- Securities listed on a securities exchange, market or automated quotation system for which quotations are readily available (except for securities traded on NASDAQ), including securities traded over the counter, are valued at the last quoted sale price on the primary exchange or market (foreign or domestic) on which they are traded on valuation date (or at approximately 4:00 pm Eastern Time if a security's primary exchange is normally open at that time), or, if there is no such reported sale on the valuation date, at the most recent quoted bid price. For securities traded on NASDAQ, the NASDAQ Official Closing Price will be used. If available, debt securities are priced based upon valuations provided by independent, third-party pricing agents. Such values generally reflect the last reported sale price if the security is actively traded. The third-party pricing agents may also value debt securities at an evaluated bid price by employing methodologies that utilize actual market transactions, broker-supplied valuations, or other methodologies designed to identify the market value for such securities. Debt obligations with remaining maturities of sixty days or less may be valued at their amortized cost, which

STI CLASSIC FUNDS  September 30, 2005
(Unaudited)

     approximates market value. The prices for foreign securities are reported in local currency and converted to U.S. dollars at the exchange rate of such currencies against the U.S. dollar, as of the close of regular trading on the New York Stock Exchange (usually 4:00 pm Eastern Time), as provided by an independent pricing service approved by the Funds' Board of Trustees (the "Board"). If a security price cannot be obtained from an independent, third-party pricing agent, the Funds' accounting agent will seek to obtain a bid price from at least one independent broker.

     Securities for which market prices are not "readily available" are valued in accordance with Fair Value Procedures established by the Board. The Funds' Fair Value Procedures are performed and monitored by a Fair Value Committee (the "Committee") designated by the Board. Some of the more common reasons that may necessitate that a security be valued using Fair Value Procedures include, but are not limited to: the security's trading has been halted or suspended; the security has been de-listed from a national exchange; the security's primary trading market is temporarily closed at a time when under normal conditions it would be open; or the security's primary pricing source is not able or willing to provide a price. When a security is valued in accordance with the Fair Value Procedures, the Committee determines the value after taking into consideration relevant information reasonably available to the Committee.

     Security Transactions and Investment Income -- Security transactions are accounted for no later than one business day after trade date. However, for financial reporting purposes, securities transactions are reported on trade date. Interest income is recognized on an accrual basis. Costs used in determining net realized gains and losses on the sales of investment securities are those of the specific securities sold, adjusted for the accretion or amortization of purchase discounts or premiums during the respective holding period.

     Effective November 1, 2003, the following Funds changed their amortization and accretion methodology on premiums and discounts on fixed income securities in order to conform more closely to Internal Revenue Code requirements. The cumulative effect of the accounting change had no impact on total net assets of each Fund, but resulted in the following reclasses (in thousands):

                                                                                               Change in
                                                                       Change in              Unrealized
                                                                       Interest              Appreciation/
                                                                        Income              (Depreciation)
                                                                    ---------------   ---------------------------
      Core Bond Fund..............................................       $ (2)                   $   2
      Intermediate Bond Fund......................................         (1)                       1
      Limited Duration Fund.......................................          1                       (1)
      Seix High Yield Fund........................................        815                     (815)

     Effective June 1, 2004, the following Funds changed their amortization and accretion methodology on premiums and discounts on fixed income securities in order to conform more closely to Internal Revenue Code requirements. The cumulative effect of the accounting change had no impact on total net assets of each Fund, but resulted in the following reclasses (in thousands):

                                                                                               Change in
                                                                       Change in              Unrealized
                                                                       Interest              Appreciation/
                                                                        Income              (Depreciation)
                                                                    ---------------   ---------------------------
      Florida Tax-Exempt Bond Fund................................      $  (10)                 $    10
      Georgia Tax-Exempt Bond Fund................................         138                     (138)
      High Income Fund............................................          69                      (69)
      High Quality Bond Fund......................................          61                      (61)
      Investment Grade Bond Fund..................................         879                     (879)
      Investment Grade Tax-Exempt Bond Fund.......................        (162)                     162
      Limited-Term Federal Mortgage Securities Fund...............       1,886                   (1,886)
      Maryland Municipal Bond Fund................................         (23)                      23

STI CLASSIC FUNDS  September 30, 2005
(Unaudited)

                                                                                               Change in
                                                                       Change in              Unrealized
                                                                       Interest              Appreciation/
                                                                        Income              (Depreciation)
                                                                    ---------------   ---------------------------
      North Carolina Tax-Exempt Bond Fund.........................         (67)                      67
      Short-Term Bond Fund........................................         183                     (183)
      Short-Term U.S. Treasury Securities Fund....................           1                       (1)
      Strategic Income Fund.......................................         345                     (345)
      Total Return Bond Fund......................................          61                      (61)
      U.S. Government Securities Fund.............................         609                     (609)
      U.S. Government Securities Ultra-Short Bond Fund............         158                     (158)
      Ultra-Short Bond Fund.......................................         216                     (216)
      Virginia Intermediate Municipal Bond Fund...................          (9)                       9
      Virginia Municipal Bond Fund................................           2                       (2)
      Prime Quality Money Market Fund.............................          (9)                       9
      Tax-Exempt Money Market Fund................................          --                       --
      U.S. Government Securities Money Market Fund................          --                       --
      U.S. Treasury Money Market Fund.............................          --                       --
      Virginia Tax-Free Money Market Fund.........................          --                       --

     The statement of changes in net assets and financial highlights for prior periods have not been restated to reflect this change in accounting methodology.

     Repurchase Agreements -- The Funds may purchase instruments from financial institutions, such as banks and broker-dealers, subject to the seller's agreement to repurchase them at an agreed upon time and price ("repurchase agreement"). A third party custodian bank takes possession of the underlying securities ("collateral") of a repurchase agreement, the value of which exceeds the principal amount of the repurchase transaction, including accrued interest. In the event of default on the obligation to repurchase, each Fund has the right to liquidate the collateral and apply the proceeds in satisfaction of the obligation. In the event of default or bankruptcy by the counterparty to the agreement, realization and/or retention of the collateral or proceeds may be subject to legal proceedings.

     Options -- Each Fund may purchase and write put and call options on securities or securities indices (traded on U.S. exchanges or over-the-counter markets) and enter into related closing transactions. A Fund must cover all options it writes. For example, when a Fund writes an option on a security, index or foreign currency, it will segregate or earmark liquid assets with the respective Fund's custodian in an amount at least equal to the market value of the option and will maintain such coverage while the option is open. The market value of an option generally reflects the market price of an underlying security. Other principal factors affecting market value include supply and demand, interest rates, the pricing volatility of the underlying security and the time remaining until the expiration date. A Fund purchasing put and call options pays a premium therefor. If price movements in the underlying securities are such that exercise of the options would not be profitable for the Fund, loss of the premium paid may be offset by an increase in the value of the Fund's securities or by a decrease in the cost of acquisition of securities by the Fund. When a Fund writes an option, if the underlying securities do not increase or decrease to a price level that would make the exercise of the option profitable to the holder thereof, the option generally will expire without being exercised and the Fund will realize as profit the premium received for such option. When a call option written by a Fund is exercised, the Fund will be required to sell the underlying securities to the option holder at the strike price, and will not participate in any increase in the price of such securities above the strike price. When a put option written by the Fund is exercised, the Fund will be required to purchase the underlying securities at a price in excess of the market value of

STI CLASSIC FUNDS  September 30, 2005
(Unaudited)

     such securities. The Short-Term U.S.Treasury Securities Fund had the following transactions in written covered call options during the period ended September 30, 2005:

                                                                    Number of
                                                                    Contracts    Premiums
                                                                    ----------   --------
      Balance at April 1, 2005....................................   5,000,000   $ 14,453
      Options closed..............................................  (5,000,000)   (14,453)
                                                                    ----------   --------
      Balance at September 30, 2005...............................          --   $     --
                                                                    ==========   ========

     Redemption Fees -- For Funds other than the money market funds, a redemption fee will be imposed on shares redeemed within seven days of purchase (60 days or less for Strategic Income Fund) unless the redemption is excluded under the Funds' Redemption Fee Policy. For the six months ended September 30, 2005, the High Income, Strategic Income, Virginia Intermediate Municipal Bond and Virginia Municipal Bond Funds collected redemption fees which are disclosed on the Statements of Changes in Net Assets. Redemption Fees are recorded as an addition to paid-in capital.

     Securities Purchased on a When-Issued Basis -- Delivery and payment for securities that have been purchased by a Fund on a forward commitment or when-issued basis can take place up to a month or more after the transaction date. During this period, such securities are subject to market fluctuations. The purchase of securities on a when-issued or forward commitment basis may increase the volatility of a Fund's net asset value if the Fund makes such investments while remaining substantially fully invested.

     Foreign Currency Translation -- The books and records of the Funds are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars on the following bases: (i) market value of investment securities, other assets and liabilities at the current rate of exchange; and (ii) purchases and sales of investment securities, income and expenses at the relevant rates of exchange prevailing on the respective dates of such transactions.

     The Funds do not isolate the portion of operations resulting from changes in foreign exchange rates on investments from fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments and foreign currencies.

     Certain prior year amounts have been reclassified to conform to current year presentation.

     Forward Foreign Currency Contracts -- The Strategic Income Fund may enter into forward foreign currency contracts as hedges against either specific transactions, fund positions or anticipated fund positions. All commitments are "marked-to-market" daily at the applicable foreign exchange rate, and any resulting unrealized gains or losses are recorded currently. The Fund realizes gains and losses at the time forward contracts are extinguished. Unrealized gains or losses on outstanding positions in forward foreign currency contracts held at the close of the year are recognized as ordinary income or loss for Federal income tax purposes. As of September 30, 2005, there were no open forward foreign currency contracts.

     TBA Purchase Commitments -- The Funds may enter into "TBA" (To Be Announced) purchase commitments to purchase securities for a fixed price at a future date beyond customary settlement time. TBA purchase commitments may be considered securities in themselves, and involve a risk of loss if the value of the security to be purchased declines prior to settlement date. Unsettled TBA purchase commitments are valued at the current market value of the underlying securities, generally according to the procedures described under "Security Valuation."

     Mortgage Dollar Rolls -- The Funds may enter into mortgage dollar rolls (principally using TBA's) in which a Fund sells mortgage securities for delivery in the current month and simultaneously contracts to repurchase substantially similar securities at an agreed-upon price on a fixed date. The Funds account for such dollar rolls under the purchases and sales method and receive compensation as consideration for entering into the commitment to repurchase. The Funds must maintain liquid securities having a value not less than the repurchase price (including accrued interest) for such dollar rolls. The market value of

STI CLASSIC FUNDS  September 30, 2005
(Unaudited)

     the securities that the Funds are required to purchase may decline below the agreed upon repurchase price of those securities.

     The counterparty receives all principal and interest payments, including pre-payments, made in respect of a security subject to such a contract while it is with the holder. Mortgage dollar rolls may be renewed with a new purchase and repurchase price and a cash settlement made on settlement date without physical delivery of the securities subject to the contract. The Funds engage in dollar rolls for the purpose of enhancing its yield, principally by earning a negotiated fee. As of September 30, 2005, there were no open mortgage dollar rolls.

     Expenses -- Expenses that are directly related to a specific Fund are charged to that Fund. Class specific expenses, such as distribution fees, are borne by that class. Other operating expenses of the Trust are pro-rated to the Funds on the basis of relative net assets or another appropriate basis.

     Classes -- Income, non-class specific expenses and realized/unrealized gains and losses are allocated to the respective classes on the basis of the relative daily net assets.

     Dividends and Distributions to Shareholders -- Dividends and distributions to shareholders are recorded on the ex-dividend date. Dividends from net investment income for each of the Funds are declared daily and paid monthly. Any net realized capital gains on sales of securities are distributed to shareholders at least annually. However, to the extent that net realized capital gains can be offset by capital loss carryovers, such gains will not be distributed.

     The amounts of dividends from net investment income and of distributions from net realized gains are determined in accordance with federal income tax regulations, which may differ from GAAP. These "book/tax" differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature (i.e. foreign currency transactions or paydown reclasses), such amounts are reclassified within the composition of net assets based on their federal tax-basis treatment; temporary differences do not require reclassification.

     Compensating Balances -- If a Fund has a cash overdraft in excess of $100,000 it is required to leave 110% in compensating balance with SunTrust Bank, a wholly-owned subsidiary of SunTrust Banks, Inc., on the following day. If a Fund has a positive cash balance in excess of $100,000 it is allowed to overdraw 90% of the balance with SunTrust Bank on the following business day. This does not apply to the Strategic Income Fund.

3. Agreements and Other Transactions with Affiliates

     Investment Advisory Agreement -- The Trust and Trusco Capital Management, Inc. (the "Investment Adviser"), a wholly-owned subsidiary of SunTrust Banks, Inc., have entered into advisory agreements.

     Under revised terms of the agreements dated August 1, 2005, the Funds charged the following annual fees which are computed daily and paid monthly based upon average daily net assets. Net fees paid are for the period August 1, 2005 through September 30, 2005:

                                                                    Maximum Annual   Net Fees
                                                                     Advisory Fee      Paid
                                                                    --------------   --------
      Core Bond Fund..............................................       0.25%         0.25%
      Florida Tax-Exempt Bond Fund................................       0.55          0.55
      Georgia Tax-Exempt Bond Fund................................       0.55          0.55
      High Income Fund............................................       0.60          0.60
      High Quality Bond Fund......................................       0.40          0.40
      Intermediate Bond Fund......................................       0.25          0.25
      Investment Grade Bond Fund..................................       0.50          0.50
      Investment Grade Tax-Exempt Bond Fund.......................       0.50          0.50

STI CLASSIC FUNDS  September 30, 2005
(Unaudited)

                                                                    Maximum Annual   Net Fees
                                                                     Advisory Fee      Paid
                                                                    --------------   --------
      Limited Duration Fund.......................................       0.10%         0.10%
      Limited-Term Federal Mortgage Securities Fund...............       0.50          0.50
      Maryland Municipal Bond Fund................................       0.55          0.55
      North Carolina Tax-Exempt Bond Fund.........................       0.55          0.55
      Seix High Yield Fund........................................       0.43          0.43
      Short-Term Bond Fund........................................       0.40          0.40
      Short-Term U.S. Treasury Securities Fund....................       0.40          0.40
      Strategic Income Fund.......................................       0.60          0.60
      Total Return Bond Fund......................................       0.35          0.35
      U.S. Government Securities Fund.............................       0.50          0.50
      U.S. Government Securities Ultra-Short Bond Fund............       0.20          0.20
      Ultra-Short Bond Fund.......................................       0.22          0.22
      Virginia Intermediate Municipal Bond Fund...................       0.55          0.55
      Virginia Municipal Bond Fund................................       0.55          0.55
      Prime Quality Money Market Fund.............................       0.51          0.51
      Tax-Exempt Money Market Fund................................       0.44          0.44
      U.S. Government Securities Money Market Fund................       0.55          0.55
      U.S. Treasury Money Market Fund.............................       0.54          0.54
      Virginia Tax-Free Money Market Fund.........................       0.40          0.40

     Breakpoints will be used in computing the advisory fee. The full fee will be charged on average daily net assets of each Fund (except the money market funds) up to $500 million, a discount of 5% on the next $500 million, and a discount of 10% over $1 billion. The full fee will be charged on average daily net assets of the Prime Quality Money Market Fund, Tax-Exempt Money Market Fund, U.S. Government Securities Money Market Fund, U.S. Treasury Money Market Fund, and Virginia Tax-Free Money Market Fund up to $1 billion, a discount of 5% on the next $1.5 billion, a discount of 10% on the next $2.5 billion, and a discount of 20% over $5 billion.

     The Investment Adviser has voluntarily or contractually agreed to waive all or a portion of its fees. Voluntary fee waivers may be terminated at any time. The Investment Adviser has contractually agreed, until at least August 1, 2006, to waive fees and/or reimburse each Fund to the extent necessary to maintain each Fund's Total Fund Operating Expenses as noted below:

                                                                               Total Operating
                                                                                   Expense
                                                                               ---------------
      North Carolina Tax-Exempt Bond Fund.........................  I Shares        0.71%
      North Carolina Tax-Exempt Bond Fund.........................  A Shares        0.86
      North Carolina Tax-Exempt Bond Fund.........................  C Shares        1.71

     Prior to August 1, 2005, the Funds charged the following annual fees which were computed daily and paid monthly based upon average daily net assets. Net fees paid are for the period April 1, 2005 through July 31, 2005:

                                                                    Maximum Annual   Net Fees
                                                                     Advisory Fee      Paid
                                                                    --------------   --------
      Core Bond Fund..............................................       0.25%         0.25%
      Florida Tax-Exempt Bond Fund................................       0.65          0.61
      Georgia Tax-Exempt Bond Fund................................       0.65          0.60

STI CLASSIC FUNDS  September 30, 2005
(Unaudited)

                                                                    Maximum Annual   Net Fees
                                                                     Advisory Fee      Paid
                                                                    --------------   --------
      High Income Fund............................................       0.80%         0.62%
      High Quality Bond Fund......................................       0.50          0.43
      Intermediate Bond Fund......................................       0.25          0.25
      Investment Grade Bond Fund..................................       0.74          0.74
      Investment Grade Tax-Exempt Bond Fund.......................       0.74          0.74
      Limited Duration Fund.......................................       0.10          0.10
      Limited-Term Federal Mortgage Securities Fund...............       0.65          0.62
      Maryland Municipal Bond Fund................................       0.65          0.59
      North Carolina Tax-Exempt Bond Fund.........................       0.65          0.60
      Seix High Yield Fund........................................       0.50          0.48
      Short-Term Bond Fund........................................       0.65          0.60
      Short-Term U.S. Treasury Securities Fund....................       0.65          0.58
      Strategic Income Fund.......................................       0.85          0.76
      Total Return Bond Fund......................................       0.45          0.44
      U.S. Government Securities Fund.............................       0.74          0.74
      U.S. Government Securities Ultra-Short Bond Fund............       0.40          0.09
      Ultra-Short Bond Fund.......................................       0.50          0.23
      Virginia Intermediate Municipal Bond Fund...................       0.65          0.63
      Virginia Municipal Bond Fund................................       0.65          0.63
      Prime Quality Money Market Fund.............................       0.65          0.56
      Tax-Exempt Money Market Fund................................       0.55          0.46
      U.S. Government Securities Money Market Fund................       0.65          0.57
      U.S. Treasury Money Market Fund.............................       0.65          0.58
      Virginia Tax-Free Money Market Fund.........................       0.40          0.40

     Administration, Fund Accounting and Transfer Agency Agreement -- The Trust and BISYS Fund Services Ohio, Inc. (the "Administrator") are parties to a Master Services Agreement under which the Administrator provides administrative, fund accounting and transfer agent services for an annual fee (expressed as a percentage of the combined average daily net assets of the Trust and STI Classic Variable Trust) of: 0.0275% up to $25 billion, 0.0225% on the next $5 billion and 0.0175% for over $30 billion plus an additional class fee of $2,500 per class per annum, applicable to each additional class of shares over 145 classes of shares. The Administrator has agreed to voluntarily waive a portion of its fees, which are shown on the Statements of Operations.

     Per the Master Services Agreement, the Administrator has agreed to pay a total of $325,000 per annum towards the insurance premiums payable annually by the Trust and the STI Classic Variable Trust. $300,000 will be paid towards the premium for the Directors and Officers Liability/Errors and Omissions Insurance Policy, and $25,000 will be paid towards the premium for the Fidelity Bond Policy.

     Distribution Agreement -- The Trust and BISYS Fund Services Limited Partnership (the "Distributor") are parties to a Distribution Agreement. The Distributor will receive no fees for its distribution services under the agreement for the I Shares of any Fund. With respect to the A Shares and C Shares, the Distributor receives amounts, pursuant to a Distribution Plan and (in the case of C Shares) a Distribution and Service

STI CLASSIC FUNDS  September 30, 2005
(Unaudited)

     Plan, based upon average daily net assets of each respective class which are computed daily and paid monthly, as outlined in the tables below for the period August 1, 2005 through September 30, 2005.

                                                                    Board Approved   Board Approved
                                                                     and Charged       and Charged
                                                                       A Share           C Share
                                                                     Distribution     Distribution
                                                                         Fee         and Service Fee
                                                                    --------------   ---------------
      Core Bond Fund..............................................       0.25%            1.00%
      Florida Tax-Exempt Bond Fund................................       0.15             1.00
      Georgia Tax-Exempt Bond Fund................................       0.15             1.00
      High Income Fund............................................       0.30             1.00
      Intermediate Bond Fund......................................       0.25             1.00
      Investment Grade Bond Fund..................................       0.30             1.00
      Investment Grade Tax-Exempt Bond Fund.......................       0.30             1.00
      Limited-Term Federal Mortgage Securities Fund...............       0.20             1.00
      Maryland Municipal Bond Fund................................       0.15             1.00
      North Carolina Tax-Exempt Bond Fund.........................       0.15             1.00
      Seix High Yield Fund........................................       0.25             1.00
      Short-Term Bond Fund........................................       0.20             1.00
      Short-Term U.S. Treasury Securities Fund....................       0.18             1.00
      Strategic Income Fund.......................................       0.30             1.00
      U.S. Government Securities Fund.............................       0.30             1.00
      Virginia Intermediate Municipal Bond Fund...................       0.15             1.00
      Virginia Municipal Bond Fund................................       0.15             1.00
      Prime Quality Money Market Fund.............................       0.15             0.25
      Tax-Exempt Money Market Fund................................       0.15              N/A
      U.S. Government Securities Money Market Fund................       0.15              N/A
      U.S. Treasury Money Market Fund.............................       0.15              N/A
      Virginia Tax-Free Money Market Fund.........................       0.15              N/A

     Prior to August 1, 2005, the Distributor received no fees for its distribution services under the agreement for the I Shares of any Fund. With respect to the A Shares and C Shares, the Distributor received amounts, pursuant to a Distribution Plan and (in the case of C Shares) a Distribution and Service Plan, based upon average daily net assets of each respective class, which were computed daily and paid monthly, as outlined in the tables below for the period April 1, 2005 through July 31, 2005:

                                                                                                  Maximum
                                                                      Maximum                     C Share
                                                                      A Share                  Distribution
                                                                    Distribution   Net Fees         and         Net Fees
                                                                        Fee          Paid       Service Fee       Paid
                                                                    ------------   --------   ---------------   --------
      Core Bond Fund..............................................     0.25%        0.25%          1.00%         0.63%
      Florida Tax-Exempt Bond Fund................................     0.18         0.18           1.00          0.76
      Georgia Tax-Exempt Bond Fund................................     0.18         0.18           1.00          0.76
      High Income Fund............................................     0.30         0.30           1.00          0.70
      Intermediate Bond Fund......................................     0.25         0.25           1.00          0.73
      Investment Grade Bond Fund..................................     0.43         0.43           1.00          0.94
      Investment Grade Tax-Exempt Bond Fund.......................     0.43         0.43           1.00          0.94
      Limited Duration Fund.......................................      N/A          N/A           0.25          0.25

STI CLASSIC FUNDS  September 30, 2005
(Unaudited)

                                                                                                  Maximum
                                                                      Maximum                     C Share
                                                                      A Share                  Distribution
                                                                    Distribution   Net Fees         and         Net Fees
                                                                        Fee          Paid       Service Fee       Paid
                                                                    ------------   --------   ---------------   --------
      Limited-Term Federal Mortgage Securities Fund...............     0.23%        0.23%          1.00%         0.66%
      Maryland Municipal Bond Fund................................     0.15         0.15           1.00          1.00
      North Carolina Tax-Exempt Bond Fund.........................     0.15           --           1.00            --
      Seix High Yield Fund........................................     0.25         0.25           1.00          0.65
      Short-Term Bond Fund........................................     0.23         0.23           1.00          0.61
      Short-Term U.S. Treasury Securities Fund....................     0.18         0.18           1.00          0.47
      Strategic Income Fund.......................................     0.35         0.30           1.00          0.58
      U.S. Government Securities Fund.............................     0.38         0.38           1.00          0.97
      U.S. Government Securities Ultra-Short Bond Fund............      N/A          N/A           0.40          0.30
      Virginia Intermediate Municipal Bond Fund...................     0.15         0.09            N/A           N/A
      Virginia Municipal Bond Fund................................     0.15         0.15           1.00          1.00
      Prime Quality Money Market Fund.............................     0.20         0.20           0.75          0.21
      Tax-Exempt Money Market Fund................................     0.15         0.15            N/A           N/A
      U.S. Government Securities Money Market Fund................     0.17         0.16            N/A           N/A
      U.S. Treasury Money Market Fund.............................     0.15           --            N/A           N/A
      Virginia Tax-Free Money Market Fund.........................     0.40         0.20            N/A           N/A

     Shareholder Servicing Agreement -- Prior to August 1, 2005, the Core Bond Fund, High Quality Bond Fund, Intermediate Bond Fund, Limited Duration Fund, Seix High Yield Fund, Total Return Bond Fund, Ultra-Short Bond Fund, and U.S. Government Securities Ultra-Short Bond Fund were subject to a Shareholder Services Plan whereby each Fund paid SunTrust a monthly shareholder services fee based upon the respective average daily net assets of each class which was computed daily and paid monthly, as outlined in the tables below for the period April 1, 2005 through July 31, 2005. This fee was used by SunTrust to provide compensation to service providers that had agreed to provide shareholder support services for their customers who owned shares of the Fund. SunTrust had voluntarily agreed to waive all or a portion of its fees. The Shareholder Services Plan terminated on August 1, 2005.

                                                              Maximum                                      Maximum
                                                               Annual                                      Annual
                                                            Shareholder                Net Fees          Shareholder    Net Fees
                                                            Service Fee                  Paid            Service Fee      Paid
                                                       (Institutional Shares)   (Institutional Shares)   (T Shares)    (T Shares)
                                                       ----------------------   ----------------------   -----------   ----------
      Core Bond Fund.................................           0.25%                      --%              0.25%        0.08%
      High Quality Bond Fund.........................           0.25                     0.21               0.40         0.37
      Intermediate Bond Fund.........................           0.25                       --               0.20         0.20
      Limited Duration Fund..........................           0.25                       --               0.10         0.10
      Seix High Yield Fund...........................           0.25                       --               0.15         0.15
      Total Return Bond Fund.........................           0.20                     0.16               0.35         0.33
      U.S. Government Securities Ultra-Short Bond
        Fund.........................................           0.25                       --                N/A          N/A
      Ultra-Short Bond Fund..........................           0.25                     0.06               0.25         0.25

     Transfer Agency Agreement -- The Trust and SunTrust Securities Inc. ("STS"), a wholly-owned subsidiary of SunTrust Banks, Inc., are parties to an agreement under which STS provides certain transfer agency account activity processing and servicing. The transfer agency service fees are based upon a monthly per account charge for the total shareholder accounts at the Trust's transfer agent. These fees are presented on the Statements of Operations as Transfer Agent Fees.

STI CLASSIC FUNDS  September 30, 2005
(Unaudited)

     Custodian Agreements -- SunTrust Bank acts as custodian for all of the Funds except the Strategic Income Fund, which utilizes Brown Brothers Harriman & Co. as custodian. Custodians are paid on the basis of net assets and transaction costs of the Funds. The Custodians play no role in determining the investment policies of the Trust or which securities are to be purchased or sold in the Funds.

     Other -- Certain officers of the Trust are also officers of the Adviser, Administrator and/or the Distributor. Such officers receive no fees from the Trust for serving as officers of the Trust. Each of the nine trustees are compensated $43,000 annually ($387,000 total) and the Chairman of the Board receives $50,000 annually in meeting and retainer fees, plus the reimbursement for certain expenses incurred. If the trustees take part in a special telephonic meeting, the Chairman receives an additional $2,500 and each trustee receives an additional $2,000. Several trustees are also part of an Audit Committee and/or a Governance and Nominating Committee. Each trustee that is part of one of these committees receives a fee of $1,000 per meeting attended and the Chairman of each Committee receives $1,500. Trusco Capital Management, Inc. provides an employee to serve as Chief Compliance Officer for the Trust and provide certain related services, and receives an annual fee for this service of $120,000. In addition, the Administrator provides an employee and staff to assist the Chief Compliance Officer for the Trust, including providing certain related services, and will receive a fee for these services of $150,000. Both fees are allocated across the assets of the Trust and the STI Classic Variable Trust. For the period ended September 30, 2005, the total related amounts paid by the Trust were $257,203.

     The Trust has entered into an agreement with SunTrust Robinson Humphrey, a division of SunTrust Capital markets, Inc., which is a direct non-bank subsidiary of SunTrust Banks, Inc., to act as an agent in placing repurchase agreements for the Trust. For the period ended September 30, 2005, the following Funds paid SunTrust Robinson Humphrey, through a reduction in the yield earned by the Funds on those repurchase agreements (in thousands):

                                                                    Fees
                                                                    ----
      Core Bond Fund..............................................  $ --
      Florida Tax-Exempt Bond Fund................................    --
      High Income Fund............................................     1
      High Quality Bond Fund......................................    --
      Intermediate Bond Fund......................................     5
      Investment Grade Bond Fund..................................     3
      Investment Grade Tax-Exempt Bond Fund.......................     1
      Limited Duration Fund.......................................     1
      Limited-Term Federal Mortgage Securities Fund...............     3
      Seix High Yield Fund........................................     9
      Total Return Bond Fund......................................     1
      U.S. Government Securities Fund.............................     3
      U.S. Government Securities Ultra-Short Bond Fund............     2
      Ultra-Short Bond Fund.......................................     2
      Prime Quality Money Market Fund.............................    29
      U.S. Government Securities Money Market Fund................    33
      U.S. Treasury Money Market Fund.............................   243

     Amounts designated as "--" are $0 or have been rounded to $0.

STI CLASSIC FUNDS  September 30, 2005
(Unaudited)

4. Investment Transactions

The cost of purchases and the proceeds from sales and maturities of securities, excluding short-term investments and U.S. government securities, for the period ended September 30, 2005, were as follows (in thousands):

                                                                                Sales and
                                                                    Purchases   Maturities
                                                                    ---------   ----------
      Core Bond Fund..............................................  $ 37,368     $ 25,988
      Florida Tax-Exempt Bond Fund................................    87,753       68,092
      Georgia Tax-Exempt Bond Fund................................    30,370       22,694
      High Income Fund............................................    83,606      104,422
      High Quality Bond Fund......................................       973        3,150
      Intermediate Bond Fund......................................     7,738        6,435
      Investment Grade Bond Fund..................................    54,058       93,785
      Investment Grade Tax-Exempt Bond Fund.......................   445,043      438,097
      Limited Duration Fund.......................................    16,100       27,331
      Maryland Municipal Bond Fund................................     9,819       11,613
      North Carolina Tax-Exempt Bond Fund.........................    20,742       21,119
      Seix High Yield Fund........................................   375,966      546,982
      Short-Term Bond Fund........................................    59,759       76,052
      Strategic Income Fund.......................................   222,357      182,090
      Total Return Bond Fund......................................    11,782       15,277
      U.S. Government Securities Ultra-Short Bond Fund............     7,450        9,389
      Ultra-Short Bond Fund.......................................   122,657       95,903
      Virginia Intermediate Municipal Bond Fund...................    52,754       48,151
      Virginia Municipal Bond Fund................................    25,247       23,854

     The cost of purchases and proceeds from sales and maturities of long-term U.S. government securities for the period September 30, 2005, were as follows (in thousands):

                                                                                Sales and
                                                                    Purchases   Maturities
                                                                    ---------   ----------
      Core Bond Fund..............................................  $535,246     $471,766
      High Quality Bond Fund......................................    26,271       33,494
      Intermediate Bond Fund......................................    64,885       53,629
      Investment Grade Bond Fund..................................   428,739      479,514
      Limited Duration Fund.......................................       494        6,270
      Limited-Term Federal Mortgage Securities Fund...............   138,551      204,576
      Short-Term Bond Fund........................................    84,468       58,820
      Short-Term U.S. Treasury Securities Fund....................    97,836      101,961
      Strategic Income Fund.......................................   336,805      305,939
      Total Return Bond Fund......................................    68,327       62,040
      U.S. Government Securities Fund.............................   116,004      102,765
      U.S. Government Securities Ultra-Short Bond Fund............    21,445       22,819
      Ultra-Short Bond Fund.......................................    46,967       32,476

STI CLASSIC FUNDS  September 30, 2005
(Unaudited)

5. Federal Tax Policies and Information

It is the policy of each Fund to continue to qualify as a regulated investment company by complying with the provisions available to certain investment companies as defined in applicable sections of the Internal Revenue Code, and to make distributions from net investment income and from net realized gains sufficient to relieve it from all, or substantially all, federal income taxes. Withholding taxes on foreign dividends have been paid or provided for in accordance with applicable country's tax rules and rates.

At September 30, 2005, the total cost of securities and the net realized gains or losses on securities sold for Federal income tax purposes were different from amounts reported for financial reporting purposes generally due to wash sales which cannot be used for Federal income tax purposes in the current year and have been deferred for use in future years. The Federal tax cost and aggregate gross unrealized appreciation and depreciation for securities held by the Funds at September 30, 2005 are presented on each Fund's Schedule of Portfolio Investments.

As of the latest tax year end of March 31, 2005, the following Funds had net capital loss carryovers to offset future net capital gains, if any, to the extent provided by the Treasury regulations. To the extent that these carryovers are used to offset future gains, it is probable that the gains so offset will not be distributed to shareholders:

                                                                                   Expires
                                                              --------------------------------------------------
Fund                                                             2009          2011         2012         2013
Florida Tax-Exempt Bond Fund................................  $        --   $       --   $       --   $    1,156
Investment Grade Bond Fund..................................   13,352,408           --           --           --
Limited-Term Federal Mortgage Securities Fund...............           --           --    5,161,857    3,272,116
North Carolina Tax-Exempt Bond Fund.........................           --           --           --           --
Short-Term Bond Fund........................................      352,148    9,216,421           --
Short-Term U.S. Treasury Securities Fund....................           --           --           --      245,588
U.S. Government Securities Fund.............................           --           --    2,697,890      507,920
Ultra-Short Bond Fund.......................................           --           --           --        2,698
Prime Quality Money Market Fund.............................           --           --           --       16,613
U.S. Government Securities Money Market Fund................           --           --           --           13
U.S. Treasury Money Market Fund.............................           --           --           --      164,782

6. Concentrations/Risks

The prices of the Funds' fixed income securities respond to economic developments, particularly interest rate changes, as well as to perceptions about the creditworthiness of individual issuers, including governments. Generally, the Funds' fixed income securities will decrease in value if interest rates rise and vice versa, and the volatility of lower-rated securities is even greater than that of higher-rated securities. Also, longer-term securities are generally more volatile, so the average maturity or duration of these securities affects risk.

The High Income, Seix High Yield and Strategic Income Funds invest in high yield corporate, government, and other debt instruments of U.S. and non-U.S. issuers. High yield securities involve greater risk of default or downgrade and are more volatile than investment grade securities.

The Strategic Income Fund's investment in foreign countries poses additional risks since political and economic events unique to a country or region will affect those markets and their issuers. In addition, investments in foreign countries are generally denominated in a foreign currency. As a result, changes in the value of those currencies compared to the U.S. dollar may affect the value of a Fund's investment.

The Florida Tax-Exempt Bond, Georgia Tax-Exempt Bond, Maryland Municipal Bond, North Carolina Tax-Exempt Bond, Virginia Intermediate Municipal Bond, Virginia Municipal Bond and Virginia Tax-Free Money

STI CLASSIC FUNDS  September 30, 2005
(Unaudited)

Market Funds' concentrations of investments in securities of issuers located in a specific region subjects each Fund to the economic and government policies of that region.

The Core Bond, High Quality Bond, Intermediate Bond, Investment Grade Bond, Limited Duration, Limited-Term Federal Mortgage Securities, Short-Term Bond, Total Return Bond, U.S. Government Securities, U.S. Government Securities Ultra-Short Bond and Ultra-Short Bond Funds invest in securities whose value is derived from an underlying pool of mortgages or consumer loans. Prepayment of these loans shortens the stated maturity of these respective obligations and may result in a loss of premium, if any has been paid. Estimates of such prepayments are used to calculate expected maturity dates and a Fund's average duration.

The Prime Quality Money Market, Tax-Exempt Money Market, U.S. Government Securities Money Market, U.S. Treasury Money Market and Virginia Tax-Free Money Market Funds invest primarily in money market instruments maturing in 397 days or less whose ratings are within one of the two highest ratings categories assigned by a nationally recognized statistical rating agency, or, if not rated, are believed to be of comparable quality. The ability of the issuers of the securities held by the Funds to meet their obligations may be affected by economic developments in a specific industry, state or region.

Certain securities are backed by letters of credit from various financial institutions and financial guaranty assurance agencies. These letters of credit enhance the credit quality of the individual securities; however, if any of the financial institutions or financial guaranty assurance agencies' credit quality should deteriorate, it could cause the individual security's credit quality to change. Additionally, if any of the Funds concentrate their letters of credit in any one financial institution, the risk of credit quality deterioration increases.

The Funds hold certain securities whereby the issuer operates under a congressional charter; these securities (Federal Home Loan Mortgage Corporation, Federal Home Loan Bank and Federal National Mortgage Association) are neither issued nor guaranteed by the U.S. government. If needed, access to additional funding from the U.S. Treasury (beyond the issuer's line of credit), would require congressional action.

7. Securities Lending

All Funds may lend portfolio securities to brokers, dealers and other financial organizations that meet capital and other credit requirements or other criteria established by the Trust's Board. These loans may not exceed either (i) 50% of the sum of the market value of all securities of the Fund and the market value of the loan collateral or (ii) 33.33% of the total market value of all securities of the Fund. No Fund will lend portfolio securities to its investment adviser or its affiliates unless it has applied for and received specific authority to do so from the Securities and Exchange Commission. Loans of portfolio securities will be fully collateralized by cash. The value of the collateral is initially at least 102% of the market value of the securities loaned, and is maintained in an amount equal to at least 100% thereafter. However, due to market fluctuations during the day, the value of securities loaned on a particular day may, during the course of the day, exceed the value of collateral. On each business day, the amount of collateral is adjusted based on the prior day's market fluctuations and the current day's lending activity. Income from lending activity is determined by the amount of interest earned on collateral, less any amounts payable to the borrowers of the securities and the lending agent. Lending securities involves certain risks, including the risk that the Fund may be delayed or prevented from recovering the collateral if the borrower fails to return the securities.

Cash collateral received in connection with securities lending is invested in the CSFB Enhanced Liquidity Portfolio (the "Portfolio"). This investment consists of money market instruments including money market mutual funds registered under the Investment Company Act of 1940, commercial paper, repurchase agreements, U.S. Treasury Bills and U.S. agency obligations. At September 30, 2005, the Portfolio was invested in money market mutual funds, certificates of deposit, commercial paper, repurchase agreements, U.S. Agency Obligations and corporate bonds (with interest rates ranging from 3.63% to 4.12% and maturity dates ranging from 10/03/05 to 09/15/11).

NOTES TO FINANCIAL STATEMENTS (concluded)
STI CLASSIC FUNDS  September 30, 2005
(Unaudited)

The Funds paid fees for security lending from the period ended September 30, 2005, which have been netted against the Security Lending Income on the Statements of Operations. These fees are presented below (in thousands):

                                                              Fees
                                                              ----
High Income Fund............................................  $ 4
Investment Grade Bond Fund..................................   95
Limited-Term Federal Mortgage Securities Fund...............    3
Seix High Yield Fund........................................    7
Short-Term Bond Fund........................................   14
Strategic Income Fund.......................................   60
U.S. Government Securities Fund.............................   35
U.S. Government Securities Ultra-Short Bond Fund............    1
Ultra-Short Bond Fund.......................................    1

8. Subsequent Event

On October 31, 2005, the assets of the Institutional Short-Term Bond Fund were acquired by the Short-Term Bond Fund.

TRUSTEES AND OFFICERS OF THE STI CLASSIC FUNDS
(Unaudited)
Information pertaining to the trustees of the Trust is set forth below. Trustees who are not deemed to be "interested persons" of the Trust as defined in the 1940 Act are referred to as "Independent Trustees." Trustees who are deemed to be "interested persons" of the Trust are referred to as "Interested Trustees." Messrs. Courts and Ridley are Trustees who may be deemed to be "interested persons" of the Trust.
--------------------------------------------------------------------------------

                                                                                          NUMBER OF
                                                                                        PORTFOLIOS IN
                                          TERM OF                                          THE STI                 OTHER
                         POSITION(S)     OFFICE AND                PRINCIPAL            FUND COMPLEX           DIRECTORSHIPS
     NAME, ADDRESS,       HELD WITH      LENGTH OF               OCCUPATION(S)           OVERSEEN BY              HELD BY
     DATE OF BIRTH        THE GROUP     TIME SERVED         DURING THE PAST 5 YEARS        TRUSTEE                TRUSTEE
------------------------------------------------------------------------------------------------------------------------------------
INTERESTED TRUSTEES*:
Richard W. Courts, II     Trustee      Indefinite;      Chairman, Atlantic Investment        60         Cousins Properties, Inc.;
3435 Stelzer Road                      since November   Company                                         Genuine Parts Company;
Columbus, OH 43219                     2001                                                             Piedmont Medical Center;
DOB 01/18/36                                                                                            SunTrust Bank; Courts
                                                                                                        Foundation; J. Bulow
                                                                                                        Campbell Foundation
------------------------------------------------------------------------------------------------------------------------------------
Clarence H. Ridley        Trustee      Indefinite;      Chairman, Haverty Furniture          60         Crawford & Co.
3435 Stelzer Road                      since November   Companies; Partner, King and
Columbus, OH 43219                     2001             Spaulding LLP (law firm) (1977
DOB 06/03/42                                            to 2000)
------------------------------------------------------------------------------------------------------------------------------------
INDEPENDENT TRUSTEES:
Thomas Gallagher          Trustee      Indefinite;      President, CEO, Genuine Parts        60         NAPA; Genuine Parts Company;
3435 Stelzer Road                      since May 2000   Company                                         Stone Mountain Industrial
Columbus, OH 43219                                                                                      Park; The Lovett School;
DOB 11/25/47                                                                                            Oxford Industries, Inc.
------------------------------------------------------------------------------------------------------------------------------------
F. Wendell Gooch          Trustee      Indefinite;      Retired                              60         SEI Family of Funds
3435 Stelzer Road                      since May 1992
Columbus, OH 43219
DOB 12/03/32
------------------------------------------------------------------------------------------------------------------------------------
Connie D. McDaniel        Trustee      Indefinite;      Vice President and Controller,       60         None
3435 Stelzer Road                      since May 2005   The Coca-Cola Company
Columbus, OH 43219
DOB 04/10/58
------------------------------------------------------------------------------------------------------------------------------------
James O. Robbins          Trustee      Indefinite;      President, CEO, Cox                  60         Cox Communications; National
3435 Stelzer Road                      since May 2000   Communications, Inc.                            Cable and Telecommunications
Columbus, OH 43219                                                                                      Association; Discovery
DOB 07/04/42                                                                                            Channel; Cable Labs; C-SPAN;
                                                                                                        St. Paul's School
------------------------------------------------------------------------------------------------------------------------------------
Jonathan T. Walton        Trustee      Indefinite;      Retired                              60         Detroit Riverfront
3435 Stelzer Road                      since February                                                   Conservancy
Columbus, OH 43219                     1998
DOB 03/28/30
------------------------------------------------------------------------------------------------------------------------------------
Sidney E. Harris          Trustee      Indefinite;      Professor (since 2004) and Dean      60         ServiceMaster Company; Total
3435 Stelzer Road                      since November   (1997-2004), J. Mack Robinson                   System Services, Inc.;
Columbus, OH 43219                     2004             College of Business, Georgia                    Transamerica Investors, Inc.
DOB 07/21/49                                            State University                                (13 Mutual Funds)
------------------------------------------------------------------------------------------------------------------------------------
Warren Y. Jobe            Trustee      Indefinite;      Retired. EVP, Georgia Power          60         WellPoint, Inc.; UniSource
3435 Stelzer Road                      since November   Company and SVP, Southern                       Energy Corp.; HomeBanc Corp.
Columbus, OH 43219                     2004             Company (1998-2001)
DOB 11/12/40
------------------------------------------------------------------------------------------------------------------------------------
Charles D. Winslow        Trustee      Indefinite;      Retired. Formerly Partner,           60         None
3435 Stelzer Road                      since November   Accenture (consulting)
Columbus, OH 43219                     2004
DOB 07/13/35
------------------------------------------------------------------------------------------------------------------------------------

* Mr. Courts may be deemed an Interested Trustee because of his directorships with affiliates of the Adviser. Mr. Ridley may be deemed an Interested Trustee because of a material business relationship with the parent of the Adviser.

(Unaudited)

                                                       TERM OF
                              POSITION(S)            OFFICE AND
     NAME, ADDRESS,            HELD WITH              LENGTH OF                         PRINCIPAL OCCUPATION(S)
     DATE OF BIRTH             THE GROUP             TIME SERVED                        DURING THE PAST 5 YEARS
--------------------------------------------------------------------------------------------------------------------------------
OFFICERS:
R. Jeffrey Young           President            One-year; since July    Senior Vice President, Relationship Management, BISYS
3435 Stelzer Road                               2004                    Fund Services (since 2002); Vice President, Client
Columbus, OH 43219                                                      Services, BISYS Fund Services; (1997-2002)
DOB 08/22/64
--------------------------------------------------------------------------------------------------------------------------------
Deborah A. Lamb            Executive Vice       One-year; since         Chief Compliance Officer and Executive Vice President,
50 Hurt Plaza              President,           September 2004; since   STI Classic Funds and Variable Trust (2004-present);
Atlanta, GA 30303          Assistant            November 2003; since    Managing Director, Trusco Capital Management, Inc.
DOB 10/02/52               Secretary; Chief     August 2004             (since 2003); President, Investment Industry
                           Compliance Officer   (respectively)          Consultants, LLC (since 2000); Director of Compliance,
                                                                        INVESCO, Inc. (1995-2000)
--------------------------------------------------------------------------------------------------------------------------------
David L. Hughes            Treasurer, Chief     One-year; since May     Vice President, Fund Administration, BISYS Fund Services
3435 Stelzer Road          Financial Officer    2005                    (since 2005); Assistant Vice President, Evergreen
Columbus, OH 43219                                                      Investments (2000-2004); Fund Accounting Manager,
DOB 01/25/63                                                            Fidelity Investments (1998-2000)
--------------------------------------------------------------------------------------------------------------------------------
Cynthia J. Surprise        Secretary and        One-year; since         Senior Counsel, Legal Services, BISYS Fund Services
3435 Stelzer Road          Chief Legal          February 2005           (since 2004); Director and Counsel, Investors Bank &
Columbus, OH 43219         Officer                                      Trust Company (1999-2004)
DOB 07/08/46
--------------------------------------------------------------------------------------------------------------------------------
Alaina V. Metz             Assistant            One-year; since July    Vice President, Blue Sky Compliance, BISYS Fund Services
3435 Stelzer Road          Secretary            2004                    (since 2002); Chief Administrative Officer, Blue Sky
Columbus, OH 43219                                                      Compliance, BISYS Fund Services (1995-2002)
DOB 04/07/67
--------------------------------------------------------------------------------------------------------------------------------
Jennifer English           Assistant            One-year; since         Assistant Counsel, Legal Services, BISYS Fund Services
3435 Stelzer Road          Secretary            November 2005*          (since 2005); Assistant Counsel, PFPC, Inc. (2002-2005);
Columbus, OH 43219                                                      Associate Legal Product Manager, Fidelity Investments
DOB 03/05/72                                                            (2001); Regulatory Specialist, Wellington Management
                                                                        Company, LLP (1998-2001)
--------------------------------------------------------------------------------------------------------------------------------
Marc Parsons               Assistant            One-year; since         Counsel, Legal Services, BISYS Fund Services (since
3435 Stelzer Road          Secretary            November 2005*          2004); Counsel, MetLife Advisors, LLC (2000-2004)
Columbus, OH 43219
DOB 09/27/69
--------------------------------------------------------------------------------------------------------------------------------

* Elected at the Board of Trustees meeting November 18, 2005.

ADDITIONAL INFORMATION

BOARD CONSIDERATION AND APPROVAL OF INVESTMENT ADVISORY AGREEMENTS

The continuance of the Trust's investment advisory agreements with Trusco Capital Management, Inc. (the "Adviser") must be specifically approved at least annually (i) by the vote of the Trustees or by a vote of the shareholders of the Funds and (ii) by the vote of a majority of the Trustees who are not parties to the agreements or "interested persons" of any party thereto, as defined in the Investment Company Act 1940, cast in person at a meeting called for the purpose of voting on such approval. Each year, the Board of Trustees calls and holds a meeting to decide whether to renew the Trust's advisory agreements for the upcoming year. In preparation for the meeting, the Board requests and reviews a wide variety of information from the Adviser. The Trustees use this information, as well as other information that the Adviser and other service providers may submit to the Board, to help them decide whether to renew the agreements for another year.

In considering the renewal of the agreements this year, the Board requested and received material from the Adviser in preparation for a special meeting of the Board held on April 25, 2005, and requested and reviewed additional material from the Adviser in preparation for its quarterly meeting held on May 17, 2005, at which it specifically considered the renewal of the agreements. Such material included, among other things, information about: (a) the quality of the Adviser's investment management and other services; (b) the Adviser's investment management personnel; (c) the Adviser's operations and financial condition; (d) the Adviser's brokerage practices (including any soft dollar arrangements) and investment strategies; (e) the level of the advisory fees that the Adviser charges the Funds compared with the fees it charges to comparable mutual funds or accounts; (f) the Funds' overall fees and operating expenses compared with similar mutual funds; (g) the level of the Adviser's profitability from their Fund-related operations; (h) the Adviser's compliance systems; (i) the Adviser's policies and procedures for personal securities transactions; (j) the Adviser's reputation, expertise and resources in domestic financial markets; and (k) the Funds' performance compared with similar mutual funds. At the meetings, representatives from the Adviser presented additional oral and written information to the Board to help the Board evaluate the Adviser's fees and other aspects of the agreements.

Of particular focus at the meetings was the Adviser's proposed reduction in advisory fees for several of the Funds and the proposed introduction of breakpoints into the fee schedules to ensure continued reduction in advisory fees as the Funds experience economies of scale. The Board considered the Adviser's stated goals, which are to meet regulatory guidelines, increase marketability, reduce shareholder expenses, and enhance performance. The Board reviewed a presentation regarding the current and proposed fees compared to the Lipper median advisory fees. The Board noted that the proposed fee structure would help to bring the Funds' advisory fees more in line with the Lipper medians and would be expected to be the primary mechanism for achieving comparable expenses.

In addition, the Board focused on the performance of the Funds, including any periods of outperformance or underperformance compared to relevant benchmarks and Lipper peer group categories. In evaluating performance, the Board received and reviewed information regarding the composition of the peer group and selection criteria, as well as market risk and shareholder risk expectations for each Fund. The Board considered all of the information provided by the Adviser regarding the Funds' performance and noted the Adviser's explanation regarding performance issues resulting from the current investment environment.

Based on the Board's deliberations and its evaluation of the information described above, the Board, including all of the Independent Trustees, unanimously: (a) concluded that terms of the agreements are fair and reasonable;
(b) concluded that the Adviser's fees are reasonable in light of the services that the Adviser provides to the Trust; and (c) agreed to renew the agreements for another year.

The Board made these determinations on the basis of the following considerations, among others:

 -- The agreements reflect a decrease in the advisory fees for several of the Funds, did not increase the advisory fees for the remaining Funds and, in combination with contractual expense caps for the Funds, result in an overall decrease in expense levels.

 -- The advisory fees payable to the Adviser under the agreements are fair and reasonable in light of the services to be provided, the anticipated costs of these services, the profitability of the Adviser's relationship with the Funds, as well as the profitability of other asset management companies, and the comparability of the proposed fees to those paid by comparable mutual funds.

 -- The nature, quality and extent of the investment advisory services provided by the Adviser in light of the high quality services provided to the other mutual funds advised by the Adviser and their historic performance. The Board's opinion was also based on the periodic reports it receives from the Adviser regarding adherence to investment policies and restrictions, policies on personal securities transactions, and compliance policies and procedures generally.

 -- The performance of each Fund relative to its peer group and appropriate indices/benchmarks and in light of total return, yield, and market trends.

 -- The Adviser's representation regarding its staffing and capabilities to manage the Funds, including the retention of personnel with significant portfolio management experience.

 -- The nature, quality and extent of the administrative and other non-investment management services provided to the Funds by the Adviser.

 -- The Adviser's entrepreneurial commitment to the management and success of the Funds, which could entail a substantial commitment of resources to the successful operation of the Funds.

 -- The overall quality of the personnel, operations, financial condition, investment management capabilities, methodologies, and performance of the Adviser.

(Unaudited)
EXPENSE EXAMPLES

As a Fund shareholder, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchases, reinvested dividends, or other distributions; redemption fees; and exchange fees; (2) ongoing costs, including management fees; distribution [and/or service] 12b-1 fees; and other Fund expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in a Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from April 1, 2005 through September 30, 2005.

Actual Expenses

The table below provides information about actual account values and actual expenses. You may use the information below, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

                                                        Beginning          Ending           Expense Paid          Expense Ratio
                                                      Account Value     Account Value      During Period*        During Period**
                                                        04/01/05          09/30/05        04/01/05-09/30/05     04/01/05-09/30/05
                                                      -------------     -------------     -----------------     -----------------
Core Bond Fund....................    I Shares          $1,000.00         $1,017.90             $1.62                 0.32%
                                      A Shares           1,000.00          1,017.10              2.88                 0.57
                                      C Shares           1,000.00          1,014.70              6.11                 1.21
Florida Tax-Exempt Bond Fund......    I Shares           1,000.00          1,024.60              3.35                 0.66
                                      A Shares           1,000.00          1,023.70              4.21                 0.83
                                      C Shares           1,000.00          1,020.20              7.60                 1.50
Georgia Tax-Exempt Bond Fund......    I Shares           1,000.00          1,025.00              3.35                 0.66
                                      A Shares           1,000.00          1,024.10              4.21                 0.83
                                      C Shares           1,000.00          1,019.70              7.65                 1.51
High Income Fund..................    I Shares           1,000.00          1,042.20              3.74                 0.73
                                      A Shares           1,000.00          1,040.60              5.32                 1.04
                                      C Shares           1,000.00          1,039.40              7.82                 1.53
High Quality Bond Fund............    I Shares           1,000.00          1,015.80              2.53                 0.50
Intermediate Bond Fund............    I Shares           1,000.00          1,016.20              1.72                 0.34
                                      A Shares           1,000.00          1,013.80              3.84                 0.76
                                      C Shares           1,000.00          1,011.30              6.40                 1.27
Investment Grade Bond Fund........    I Shares           1,000.00          1,019.20              3.64                 0.72
                                      A Shares           1,000.00          1,017.30              5.61                 1.11
                                      C Shares           1,000.00          1,014.30              8.48                 1.68
Investment Grade Tax-Exempt Bond
  Fund............................    I Shares           1,000.00          1,022.10              3.65                 0.72
                                      A Shares           1,000.00          1,021.00              5.62                 1.11
                                      C Shares           1,000.00          1,018.10              8.55                 1.69
Limited Duration Fund.............    I Shares           1,000.00          1,016.70              0.35                 0.07
Limited-Term Federal Mortgage
  Securities Fund.................    I Shares           1,000.00          1,013.90              3.28                 0.65
                                      A Shares           1,000.00          1,013.80              4.34                 0.86
                                      C Shares           1,000.00          1,010.00              7.16                 1.42
Maryland Municipal Bond Fund......    I Shares           1,000.00          1,024.30              3.40                 0.67
                                      A Shares(a)        1,000.00          1,014.20              3.30                 0.70
                                      C Shares           1,000.00          1,019.10              8.45                 1.67
North Carolina Tax-Exempt Bond
  Fund............................    I Shares           1,000.00          1,027.50              3.51                 0.69
                                      A Shares           1,000.00          1,029.20                --                   --
                                      C Shares           1,000.00          1,029.50                --                   --
Seix High Yield Fund..............    I Shares           1,000.00          1,033.60              2.55                 0.50
                                      A Shares           1,000.00          1,034.00              3.88                 0.76
                                      C Shares           1,000.00          1,030.60              6.52                 1.28

(Unaudited)

                                                        Beginning          Ending           Expense Paid          Expense Ratio
                                                      Account Value     Account Value      During Period*        During Period**
                                                        04/01/05          09/30/05        04/01/05-09/30/05     04/01/05-09/30/05
                                                      -------------     -------------     -----------------     -----------------
Short-Term Bond Fund..............    I Shares          $1,000.00         $1,011.40             $3.08                 0.61%
                                      A Shares           1,000.00          1,011.30              4.18                 0.83
                                      C Shares           1,000.00          1,007.60              6.79                 1.35
Short-Term U.S. Treasury
  Securities Fund.................    I Shares           1,000.00          1,008.50              3.12                 0.62
                                      A Shares           1,000.00          1,007.60              4.08                 0.81
                                      C Shares           1,000.00          1,006.30              6.39                 1.27
Strategic Income Fund.............    I Shares           1,000.00          1,002.80              4.07                 0.81
                                      A Shares           1,000.00          1,003.30              5.67                 1.13
                                      C Shares           1,000.00          1,000.20              7.67                 1.53
Total Return Bond Fund............    I Shares           1,000.00          1,016.60              3.03                 0.60
U.S. Government Securities Fund...    I Shares           1,000.00          1,017.70              3.64                 0.72
                                      A Shares           1,000.00          1,016.00              5.51                 1.09
                                      C Shares           1,000.00          1,013.80              8.68                 1.72
U.S. Government Securities
  Ultra-Short Bond Fund...........    I Shares           1,000.00          1,015.30              1.31                 0.26
Ultra-Short Bond Fund.............    I Shares           1,000.00          1,014.80              1.62                 0.32
Virginia Intermediate Municipal
  Bond Fund.......................    I Shares           1,000.00          1,023.60              3.50                 0.69
                                      A Shares           1,000.00          1,023.10              4.06                 0.80
                                      C Shares(b)        1,000.00            993.10              0.22                 0.27
Virginia Municipal Bond Fund......    I Shares           1,000.00          1,026.60              3.61                 0.71
                                      A Shares           1,000.00          1,025.90              4.37                 0.86
                                      C Shares           1,000.00          1,021.40              8.67                 1.71
Prime Quality Money Market Fund...    I Shares           1,000.00          1,013.50              3.08                 0.61
                                      A Shares           1,000.00          1,012.50              3.99                 0.79
                                      C Shares           1,000.00          1,012.40              4.19                 0.83
Tax-Exempt Money Market Fund......    I Shares           1,000.00          1,010.00              2.62                 0.52
                                      A Shares           1,000.00          1,009.20              3.37                 0.67
U.S. Government Securities Money
  Market Fund.....................    I Shares           1,000.00          1,012.70              3.13                 0.62
                                      A Shares           1,000.00          1,011.80              3.93                 0.78
U.S. Treasury Money Market Fund...    I Shares           1,000.00          1,012.30              3.13                 0.62
                                      A Shares           1,000.00          1,011.50              3.83                 0.76
Virginia Tax-Free Money Market
  Fund............................    I Shares           1,000.00          1,010.30              2.37                 0.47
                                      A Shares           1,000.00          1,009.30              3.27                 0.65

---------------

 * Expenses are equal to the average account value times the Fund's annualized expense ratio multiplied by the number of days in the most recent fiscal half-year divided by the number of days in the fiscal year.

** Annualized.

(a) Information shown reflects values for the period from April 13, 2005 (commencement of operations) to September 30, 2005 and has been calculated using expense ratios and rates of return for the same time period.

(b) Information shown reflects values for the period from September 1, 2005 (commencement of operations) to September 30, 2005 and has been calculated using expense ratios and rates of return for the same time period.

Hypothetical Example

The table below provides information about hypothetical account values and hypothetical expenses based on a Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

(Unaudited)

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

                                                        Beginning          Ending           Expense Paid          Expense Ratio
                                                      Account Value     Account Value      During Period*        During Period**
                                                        04/01/05          09/30/05        04/01/05-09/30/05     04/01/05-09/30/05
                                                      -------------     -------------     -----------------     -----------------
Core Bond Fund....................    I Shares          $1,000.00         $1,023.46             $1.62                 0.32%
                                      A Shares           1,000.00          1,022.21              2.89                 0.57
                                      C Shares           1,000.00          1,019.00              6.12                 1.21
Florida Tax-Exempt Bond Fund......    I Shares           1,000.00          1,021.76              3.35                 0.66
                                      A Shares           1,000.00          1,020.91              4.20                 0.83
                                      C Shares           1,000.00          1,017.55              7.59                 1.50
Georgia Tax-Exempt Bond Fund......    I Shares           1,000.00          1,021.76              3.35                 0.66
                                      A Shares           1,000.00          1,020.91              4.20                 0.83
                                      C Shares           1,000.00          1,017.50              7.64                 1.51
High Income Fund..................    I Shares           1,000.00          1,021.41              3.70                 0.73
                                      A Shares           1,000.00          1,019.85              5.27                 1.04
                                      C Shares           1,000.00          1,017.40              7.74                 1.53
High Quality Bond Fund............    I Shares           1,000.00          1,021.26              3.85                 0.50
Intermediate Bond Fund............    I Shares           1,000.00          1,023.36              1.72                 0.34
                                      A Shares           1,000.00          1,021.26              3.85                 0.76
                                      C Shares           1,000.00          1,018.70              6.43                 1.27
Investment Grade Bond Fund........    I Shares           1,000.00          1,021.46              3.65                 0.72
                                      A Shares           1,000.00          1,019.50              5.62                 1.11
                                      C Shares           1,000.00          1,016.65              8.49                 1.68
Investment Grade Tax-Exempt Bond
  Fund............................    I Shares           1,000.00          1,021.46              3.65                 0.72
                                      A Shares           1,000.00          1,019.50              5.62                 1.11
                                      C Shares           1,000.00          1,016.60              8.54                 1.69
Limited Duration Fund.............    I Shares           1,000.00          1,024.72              0.36                 0.07
Limited-Term Federal Mortgage
  Securities Fund.................    I Shares           1,000.00          1,021.81              3.29                 0.65
                                      A Shares           1,000.00          1,020.76              4.36                 0.86
                                      C Shares           1,000.00          1,017.95              7.18                 1.42
Maryland Municipal Bond Fund......    I Shares           1,000.00          1,021.71              3.40                 0.67
                                      A Shares(a)        1,000.00          1,021.56              3.55                 0.70
                                      C Shares           1,000.00          1,016.70              8.44                 1.67
North Carolina Tax-Exempt Bond
  Fund............................    I Shares           1,000.00          1,021.61              3.50                 0.69
                                      A Shares           1,000.00          1,025.07                --                   --
                                      C Shares           1,000.00          1,025.07                --                   --
Seix High Yield Fund..............    I Shares           1,000.00          1,022.56              2.54                 0.50
                                      A Shares           1,000.00          1,021.26              3.85                 0.76
                                      C Shares           1,000.00          1,018.65              6.48                 1.28
Short-Term Bond Fund..............    I Shares           1,000.00          1,022.01              3.09                 0.61
                                      A Shares           1,000.00          1,020.91              4.20                 0.83
                                      C Shares           1,000.00          1,018.30              6.83                 1.35
Short-Term U.S. Treasury
  Securities Fund.................    I Shares           1,000.00          1,021.96              3.14                 0.62
                                      A Shares           1,000.00          1,021.01              4.10                 0.81
                                      C Shares           1,000.00          1,018.70              6.43                 1.27
Strategic Income Fund.............    I Shares           1,000.00          1,021.01              4.10                 0.81
                                      A Shares           1,000.00          1,019.40              5.72                 1.13
                                      C Shares           1,000.00          1,017.40              7.74                 1.53
Total Return Bond Fund............    I Shares           1,000.00          1,022.06              3.04                 0.60
U.S. Government Securities Fund...    I Shares           1,000.00          1,021.46              3.65                 0.72
                                      A Shares           1,000.00          1,019.60              5.52                 1.09
                                      C Shares           1,000.00          1,016.44              8.69                 1.72

(Unaudited)

                                                        Beginning          Ending           Expense Paid          Expense Ratio
                                                      Account Value     Account Value      During Period*        During Period**
                                                        04/01/05          09/30/05        04/01/05-09/30/05     04/01/05-09/30/05
                                                      -------------     -------------     -----------------     -----------------
U.S. Government Securities
  Ultra-Short Bond Fund...........    I Shares          $1,000.00         $1,023.76             $1.32                 0.26%
Ultra-Short Bond Fund.............    I Shares           1,000.00          1,023.46              1.62                 0.32
Virginia Intermediate Municipal
  Bond Fund.......................    I Shares           1,000.00          1,021.61              3.50                 0.69
                                      A Shares           1,000.00          1,021.06              4.05                 0.80
                                      C Shares(b)        1,000.00          1,023.71              1.37                 0.27
Virginia Municipal Bond Fund......    I Shares           1,000.00          1,021.51              3.60                 0.71
                                      A Shares           1,000.00          1,020.76              4.36                 0.86
                                      C Shares           1,000.00          1,016.50              8.64                 1.71
Prime Quality Money Market Fund...    I Shares           1,000.00          1,022.01              3.09                 0.61
                                      A Shares           1,000.00          1,021.11              4.00                 0.79
                                      C Shares           1,000.00          1,020.91              4.20                 0.83
Tax-Exempt Money Market Fund......    I Shares           1,000.00          1,022.46              2.64                 0.52
                                      A Shares           1,000.00          1,021.71              3.40                 0.67
U.S. Government Securities Money
  Market Fund.....................    I Shares           1,000.00          1,021.96              3.14                 0.62
                                      A Shares           1,000.00          1,021.16              3.95                 0.78
U.S. Treasury Money Market Fund...    I Shares           1,000.00          1,021.96              3.14                 0.62
                                      A Shares           1,000.00          1,021.26              3.85                 0.76
Virginia Tax-Free Money Market
  Fund............................    I Shares           1,000.00          1,022.71              2.38                 0.47
                                      A Shares           1,000.00          1,021.81              3.29                 0.65

---------------

 * Expenses are equal to the average account value times the Fund's annualized expense ratio multiplied by the number of days in the most recent fiscal half-year divided by the number of days in the fiscal year.

** Annualized.

(a) Information shown reflects values using the expense ratios for the period from April 13, 2005 (commencement of operations) to September 30, 2005 and has been annualized to reflect values for the period April 1, 2005 to September 30, 2005.

(b) Information shown reflects values using the expense ratios for the period from September 1, 2005 (commencement of operations) to September 30, 2005 and has been annualized to reflect values for the period April 1, 2005 to September 30, 2005.

PROXY VOTING

Information regarding the policies and procedures that the Funds use to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling 1-800-428-6970. The information also is included in the Funds' Statement of Additional Information, which is available on the Funds' website at www.sticlassicfunds.com and on the Securities and Exchange Commission's website at www.sec.gov.

Information relating to how each Fund voted proxies relating to portfolio securities held during the most recent twelve months ended June 30 is available on the Funds' website at www.sticlassicfunds.com and on the Securities and Exchange Commission's website at www.sec.gov.

PORTFOLIO HOLDINGS INFORMATION

The Funds file a complete list of their portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available free of charge on the Securities and Exchange Commission's website at www.sec.gov. You may also review or, for a fee, copy those documents by visiting the Securities and Exchange Commission's Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling the Securities and Exchange Commission at 1-800-SEC-0330.

                               INVESTMENT ADVISER:
                         Trusco Capital Management, Inc.

                This information must be preceded or accompanied
               by a current prospectus for each Fund described. An
                 investor should consider the Fund's investment
            objectives, risks, charges and expenses carefully before
              investing or sending money. This and other important
                information about STI Classic Funds can be found
              in the Fund's prospectus. For additional information
                 please call 1-800-428-6970, option 1, or visit
               www.sticlassicfunds.com. Please read the prospectus
                           carefully before investing.

                                  DISTRIBUTOR:
                     BISYS Fund Services Limited Partnership


              -----------------------------------------------------
              Not FDIC Insured - No Bank Guarantee - May Lose Value
              -----------------------------------------------------



                            [STI CLASSIC FUNDS LOGO]


                                                                  STI-SABMM-0905
                                                                           12/05

                            2005 SEMI-ANNUAL REPORT
                            -----------------------
                              INSTITUTIONAL FUNDS
























                                                              September 30, 2005






                            [STI CLASSIC FUNDS LOGO]

TABLE OF CONTENTS
--------------------------------------------------------------------------------
STI CLASSIC FUNDS September 30, 2005


President and Chief Investment Officer Letter to Shareholders .............    1

Industry Allocation .......................................................    3

Schedules of Portfolio Investments ........................................    5
Statements of Assets and Liabilities ......................................   21
Statements of Operations ..................................................   22
Statements of Changes in Net Assets .......................................   23
Financial Highlights ......................................................   25
Notes to Financial Statements .............................................   28
Trustees and Officers of the STI Classic Funds ............................   34
Additional Information ....................................................   36

PRESIDENT AND CIO LETTER TO SHAREHOLDERS
--------------------------------------------------------------------------------
SEPTEMBER 30, 2005


Dear Valued Shareholders of the STI Classic Funds,

During the past six months, the financial markets have climbed the proverbial wall of worry. Concerns of weakening growth prospects, challenged further by the growing headwinds of rising energy costs, potential energy shortages, and fears of endless Federal Reserve (the "Fed") interest rate hikes affected the markets. In the end, equities and bonds improved broadly; the S&P 500 gained 5.0% on a total return basis for the six months ended September 30, 2005 and the Lehman Brothers Aggregate Bond Index added 2.3%.

Events can define our understanding and interpretation of time, and the horror, devastation, and aftermath of Hurricanes Katrina and Rita cast a negative tone to the period. Our thoughts and prayers go out to the thousands of people who have been lost or displaced, and our heartfelt gratitude goes to all those who gave, and are giving, their time and resources to ease the suffering and repair the damage. But within this suffering there were also some positive developments and trends evident during the period as well.

An important backdrop to the past six months was the continued, though gradual, improvement in the economy. Job growth remained steady and actually accelerated in the third quarter prior to the hurricanes, fueling income and spending growth. Industrial orders and output increased and inventory/sales ratios were trimmed even further, thus reducing excess capacity. Moreover, the housing market remained strong and prices continued to rise.

However, the ability of the economy to exceed reduced expectations did not escape the notice of the Fed, which became increasingly concerned that core inflation would accelerate to unacceptable levels. The Fed increased the overnight fed funds rate another four times to 3.75% from the 1% low in June 2004 in an attempt to stay ahead of these pressures. Another restraint was the impact of Hurricanes Katrina and Rita which flooded the Gulf Coast region and knocked energy and refining activity offline. Energy prices spiked as a result of the supply shock, cutting into consumer discretionary income, damaging confidence, and raising manufacturing costs.

The equity markets moved higher during the period, but the sector performance reflected the increased strain and restraint. The energy sector had the strongest performance gaining 20.6%, followed by the utility sector which enjoyed a 17.3% rise. Technology stocks rebounded nearly 8% as well. However, the higher energy prices and interest rates took their toll on the consumer, pushing discretionary stocks down 1.9% for the period and 7.4% since the beginning of 2005.

Mid-cap stocks continued to perform well relative to large-caps and small-caps. The Russell Mid-Cap Index increased 10.3% during the past six months compared to 5.0% for the S&P 500 and 9.2% for the Russell 2000. International equities continued to perform well, with the MSCI EAFE Index gaining 9.6%.
Well-diversified investors benefited from this performance.

Bond yields trended lower in the second quarter amid concerns about the strength of the economy, but then rose in the third quarter as fears of higher inflation and the potential for aggressive Fed intervention dominated. The yield on the 10-yield Treasury note closed the third quarter at 4.33%, compared to 4.50% on March 31, but fell as low as 3.89% in the interim. With longer-term yields lower and the Fed raising short-term rates, the yield curve flattened further. Within the fixed-income markets, the stronger economy and higher inflation risks helped both the high yield and the inflation-protected Treasury Inflation-Index Securities ("TIPS") sectors outperform.

--------------------------------------------------------------------------------
Looking ahead requires sorting through the myriad of factors influencing growth and profitability and determining which will be more lasting and which will be transitory. In our view, the negative effects of the spike in energy prices, while not insignificant over the near-term, will dissipate as disabled production is brought back online. Energy prices are likely to fall, which would be positive for growth and reduce headline inflationary pressures. The rise in short-term interest rates, the flatter yield curve, and the Fed's call for tighter standards on home equity lending will be a more sustained headwind for growth, although we expect fewer rate increases than was factored into the market at the end of the third quarter. On balance, we believe the economic expansion remains relatively sound, with low inventories, high corporate cash flow, and continued job growth. We see the headwinds mentioned previously as factors that will only tend to slow economic momentum in the coming quarters.

Equities could continue to improve in the period ahead, but we recognize that key factors are shifting and that investment risk and volatility are higher. If the Fed raises interest rates too aggressively, equity markets will struggle. But, if investor worries become excessive, we would be inclined to further increase our exposure to stocks. Our focus is on quality companies that are more likely to withstand these shifting headwinds, and we will use our disciplined investment process to identify opportunities that arise during periods of increased volatility. Our quality focus causes us to overweight large-cap stocks, and we expect a growing preference for growth companies with sustainable earnings power. We also favor, where appropriate, international stocks since we have concerns over the ability of the dollar to sustain its recent gains. In fixed-income portfolios our quality focus leads us to maintain an overweight position in Treasury bonds and underweight corporate securities given the narrow credit quality spreads in the market combined with increased economic and financial risk. We have also re-entered the TIPS market to help protect portfolios against rising inflation pressures.

In our view, the period ahead will have increased risks and volatility and our fund managers are constantly monitoring and evaluating positions to select securities that can thrive in this environment. We appreciate your confidence in us as your investment manager, and we greatly value our relationship with you as a shareholder of the STI Classic Funds. We are working to justify that confidence each day.

Sincerely,


/S/ Douglas S. Phillips

Douglas S. Phillips, CFA
President and Chief Investment Officer Trusco
Capital Management, Inc.

PAST PERFORMANCE IS NOT INDICATIVE OF FUTURE RESULTS. This perspective was prepared for shareholders and prospective shareholders of the STI Classic Funds. Neither the Funds nor any of its affiliates make any representation or warranties as to the accuracy or merit of this analysis for individual use. Comments and projections were based on information available at the time of writing, are for informational purposes only, are not intended as individual or specific advice, and may not be relied upon for future investing. Investors are advised to consult with their investment professional about their specific financial needs and goals before making any investment decisions.

INDUSTRY ALLOCATION
--------------------------------------------------------------------------------
STI CLASSIC FUNDS September 30, 2005 Percentages are based on market value (Unaudited)


CLASSIC INSTITUTIONAL
SHORT-TERM BOND FUND
--------------------------------------------------------------------------------
Asset Backed Securities                                                     8.0%
Collateralized Mortgage Obligations                                        10.8%
Corporate Bonds                                                            31.8%
U.S. Government Agencies                                                   41.4%
U.S. Treasury Obligations                                                   4.4%
Short-Term Investments                                                      2.9%
Money Market Funds                                                          0.7%


CLASSIC INSTITUTIONAL CASH
MANAGEMENT MONEY MARKET FUND
--------------------------------------------------------------------------------
Certificates of Deposit                                                     7.9%
Commercial Papers                                                          28.3%
Corporate Bonds                                                            23.8%
Demand Notes                                                                1.5%
Master Notes                                                                4.6%
Municipal Bonds                                                            17.4%
U.S. Government Agencies                                                    5.1%
Repurchase Agreements                                                      11.4%


CLASSIC INSTITUTIONAL MUNICIPAL CASH
RESERVE MONEY MARKET FUND
--------------------------------------------------------------------------------
Municipal Bonds                                                            98.9%
Money Market Funds                                                          1.1%


CLASSIC INSTITUTIONAL U.S. GOVERNMENT
SECURITIES MONEY MARKET FUND
--------------------------------------------------------------------------------
U.S. Government Agencies                                                   48.6%
Repurchase Agreements                                                      51.4%


CLASSIC INSTITUTIONAL U.S. TREASURY
SECURITIES MONEY MARKET FUND
--------------------------------------------------------------------------------
U.S. Treasury Obligations                                                  20.6%
Repurchase Agreements                                                      79.4%

Portfolio composition is subject to change.

                      This page intentionally left blank.

SCHEDULES OF PORTFOLIO INVESTMENTS
STI CLASSIC FUNDS September 30, 2005 (Amounts in thousands, except Shares) (Unaudited)

CLASSIC INSTITUTIONAL SHORT-TERM BOND FUND

-------------------------------------------------------
                                 Shares or
                                 Principal
                                 Amount($)     Value($)
-------------------------------------------------------
ASSET BACKED SECURITIES (8.2%)
AUTOMOBILE ABS (4.3%)
  Capital Auto Receivables
    Asset Trust, 3.580%,
    10/16/06                             88          88
  Capital Auto Receivables
    Asset Trust, 2.640%,
    03/17/08                            257         254
  Ford Credit Auto Owner Trust,
    2.130%, 10/15/06                     95          95
  Nissan Auto Receivables Owner
    Trust, Ser 2003-B, Cl A4,
    2.050%, 03/16/09                    100          97
                                               --------
                                                    534
                                               --------
CREDIT CARD ABS (3.9%)
  Citibank Credit Card Issuance
    Trust, 2.550%, 01/20/09             350         342
  MBNA Credit Card Master Note
    Trust, 3.650%, 03/15/11             150         146
                                               --------
                                                    488
                                               --------
Total Asset Backed Securities
  (Cost $1,035)                                   1,022
                                               --------
COLLATERALIZED MORTGAGE OBLIGATIONS (11.1%)
  Adjustable Rate Mortgage
    Trust, Ser 2005-1, Cl 2A22,
    4.633%, 05/25/35 (b)                 60          59
  Countrywide Home Loans, Inc.,
    Ser 2004-21, Cl A10,
    6.000%, 11/25/34                     75          76
  First Horizon Alternative
    Mortgage Securities, Ser
    2005-AA3, Cl 2A1, 5.185%,
    05/25/35 (b)                        327         327
  J.P. Morgan Chase Commercial
    Mortgage Securities, Ser
    2005-LDP1, Cl A2, 4.625%,
    03/15/46                            105         104
  J.P. Morgan Mortgage Trust,
    Ser 2005-A1, Cl 5A1,
    4.484%, 02/25/35 (b)                352         344
  Wachovia Bank Commercial
    Mortgage Trust, Ser
    2005-C16, Cl A2, 4.380%,
    10/15/41                            170         167

-------------------------------------------------------
                                 Shares or
                                 Principal
                                 Amount($)     Value($)
-------------------------------------------------------
COLLATERALIZED MORTGAGE OBLIGATIONS--CONTINUED
  Washington Mutual, Ser
    2005-AR4, Cl A1, 3.624%,
    04/25/35 (b)                         79          79
  Wells Fargo Mortgage Backed
    Securities Trust, Ser
    2004-S, Cl A5, 3.540%,
    09/25/34 (b)                        240         231
                                               --------
Total Collateralized Mortgage
  Obligations (Cost $1,406)                       1,387
                                               --------
CORPORATE BONDS (32.6%)
AUTO MANUFACTURERS (0.6%)
  DaimlerChrysler NA Holdings
    Corp., 4.750%, 01/15/08              75          75
                                               --------
BANKS (3.7%)
  Bank One Corp., 7.600%,
    05/01/07                            145         151
  BankBoston Corp., 6.500%,
    12/19/07                            140         146
  Wachovia Corp., 6.375%,
    02/01/09                            150         158
                                               --------
                                                    455
                                               --------
BEVERAGES (0.5%)
  Coca-Cola Enterprises, Inc.,
    5.250%, 05/15/07                     65          66
                                               --------
COSMETICS/PERSONAL CARE (0.6%)
  Gillette Co. (The), 3.500%,
    10/15/07, Callable 10/15/05
    @ 100                                80          78
                                               --------
DIVERSIFIED FINANCIAL SERVICES (19.5%)
  Bear Stearns & Co., Inc.
    (The), 5.700%, 01/15/07 (c)         240         243
  Boeing Capital Corp., 5.650%,
    05/15/06                             72          73
  Capital One Financial Corp.,
    7.250%, 05/01/06                     75          76
  Capital One Financial Corp.,
    8.750%, 02/01/07                     75          79
  CIT Group, Inc., 4.250%,
    02/01/10 (c)                        100          98
  Countrywide Home Loan, Inc.,
    5.500%, 08/01/06                    130         131
  Credit Suisse First Boston
    USA, Inc., 5.875%, 08/01/06         170         172
  General Electric Capital
    Corp., 4.125%, 03/04/08             225         222

                       See Notes to Financial Statements.

SCHEDULES OF PORTFOLIO INVESTMENTS
STI CLASSIC FUNDS September 30, 2005 (Amounts in thousands, except Shares) (Unaudited)

CLASSIC INSTITUTIONAL SHORT-TERM BOND FUND -- CONTINUED

-------------------------------------------------------
                                 Shares or
                                 Principal
                                 Amount($)     Value($)
-------------------------------------------------------
DIVERSIFIED FINANCIAL SERVICES--CONTINUED
  Golden West Financial Corp.,
    4.125%, 08/15/07                    130         129
  Goldman Sachs Group, Inc.
    (The), 7.350%, 10/01/09             160         175
  HSBC Finance Corp., 4.125%,
    03/11/08                            180         178
  John Deere Capital Corp., Ser
    D, 3.875%, 03/07/07                 130         129
  Lehman Brothers Holdings,
    Inc., 6.250%, 05/15/06              240         242
  Merrill Lynch & Co., Inc.,
    4.790%, 08/04/10                     75          75
  Merrill Lynch & Co., Inc.,
    Ser B, 3.375%, 09/14/07              70          69
  Morgan Stanley, 5.800%,
    04/01/07                            175         178
  Salomon Smith Barney
    Holdings, 6.500%, 02/15/08          155         161
                                               --------
                                                  2,430
                                               --------
ELECTRIC (0.3%)
  American Electric Power Co.,
    Inc., Ser A, 6.125%,
    05/15/06                             36          36
                                               --------
LODGING (0.5%)
  Park Place Entertainment,
    8.500%, 11/15/06                     60          62
                                               --------
MEDIA (1.3%)
  Comcast Cable Communications,
    Inc., 8.375%, 05/01/07               75          79
  Time Warner, Inc., 6.150%,
    05/01/07                             75          77
                                               --------
                                                    156
                                               --------
OIL & GAS (0.5%)
  Devon Energy Corp., 2.750%,
    08/01/06                             65          64
                                               --------
PIPELINES (0.3%)
  Arkla, Inc., 8.900%, 12/15/06          40          42
                                               --------
REITS (0.6%)
  Equity Office Properties
    Trust, 8.375%, 03/15/06              75          76
                                               --------

-------------------------------------------------------
                                 Shares or
                                 Principal
                                 Amount($)     Value($)
-------------------------------------------------------
TELECOMMUNICATIONS (4.2%)
  British Telecom PLC, 7.875%,
    12/15/05                             50          50
  France Telecom SA, 7.200%,
    03/01/06 (b)                        135         137
  SBC Communications, Inc.,
    5.750%, 05/02/06                    140         141
  SBC Communications, Inc.,
    4.125%, 09/15/09                     50          49
  Verizon Wireless, Inc.,
    5.375%, 12/15/06                    145         146
                                               --------
                                                    523
                                               --------
Total Corporate Bonds (Cost
  $4,108)                                         4,063
                                               --------
U.S. GOVERNMENT AGENCIES (42.5%)
FANNIE MAE (24.4%)
  3.621%, 10/05/05 (e)                  500         500
  6.942%, 08/01/07                      109         113
  6.805%, 11/01/07 (b)                  252         258
  4.200%, 03/24/08, Callable
    03/24/06 @ 100 (c)                  325         322
  6.070%, 10/01/08                      222         225
  3.810%, 12/01/08 (b)                  380         374
  6.850%, 08/01/09                      302         320
  4.000%, 12/01/14                      179         172
  5.000%, 11/25/26                      215         216
  5.145%, 09/01/33 (b)                  120         121
  5.019%, 10/01/33 (b)                  135         140
  4.339%, 03/01/34 (b)                  266         263
                                               --------
                                                  3,024
                                               --------
FREDDIE MAC (16.2%)
  2.375%, 02/15/07                      450         437
  4.000%, 07/01/08                      140         138
  4.500%, 12/16/10, Callable
    12/16/05 @ 100                      105         104
  3.750%, 12/15/11                      265         260
  5.000%, 12/15/20                      217         218
  4.500%, 10/15/28                      311         308
  4.302%, 03/01/34 (b)                  287         284
  4.989%, 04/01/34 (b)                  272         271
                                               --------
                                                  2,020
                                               --------
SALLIE MAE (1.9%)
  4.070%, 09/15/06 (b)                  240         240
                                               --------
Total U.S. Government Agencies
  (Cost $5,360)                                   5,284
                                               --------

                       See Notes to Financial Statements.

SCHEDULES OF PORTFOLIO INVESTMENTS
STI CLASSIC FUNDS September 30, 2005 (Amounts in thousands, except Shares) (Unaudited)

CLASSIC INSTITUTIONAL SHORT-TERM BOND FUND -- CONCLUDED

-------------------------------------------------------
                                 Shares or
                                 Principal
                                 Amount($)     Value($)
-------------------------------------------------------
U.S. TREASURY OBLIGATIONS (4.5%)
U.S. TREASURY NOTES (4.5%)
  2.750%, 08/15/07 (c)                  260         253
  2.625%, 05/15/08 (c)                  315         303
                                               --------
Total U.S. Treasury Obligations
  (Cost $559)                                       556
                                               --------
SHORT-TERM INVESTMENTS (9.6%)
  CSFB Enhanced Liquidity
    Portfolio (d)                 1,190,019       1,190
                                               --------
Total Short-Term Investments
  (Cost $1,190)                                   1,190
                                               --------
MONEY MARKET FUNDS (0.7%)
  Federated Prime Value Money
    Market Fund                      85,580          86
                                               --------
Total Money Market Funds (Cost
  $86)                                               86
                                               --------
Total Investments (Cost
  $13,744) (a) -- 109.2%                         13,588
Liabilities in excess of other
  assets -- (9.2)%                               (1,140)
                                               --------
Net Assets -- 100.0%                           $ 12,448
                                               ========

---------------

(a) Cost for federal income tax purposes is $13,744 (amount in thousands). Unrealized appreciation/(depreciation) on a tax basis is as follows (amounts in thousands):

    Unrealized Appreciation....................   $   3
    Unrealized Depreciation....................    (159)
                                                  -----
    Unrealized Appreciation (Depreciation).....   $(156)
                                                  =====

(b) Variable rate security. Rate presented represents rate in effect at September 30, 2005. Maturity date represents actual maturity date.

(c) This security or a partial position of the security was on loan at September 30, 2005. The total value of securities on loan at September 30, 2005 in thousands was $1,156.

(d) This security was purchased with cash collateral held from securities lending.

(e) Rate represents the effective yield at purchase.

Cl   -- Class
REIT -- Real Estate Investment Trust
Ser  -- Series

                       See Notes to Financial Statements.

SCHEDULES OF PORTFOLIO INVESTMENTS
STI CLASSIC FUNDS September 30, 2005 (Amounts in thousands, except Shares) (Unaudited)

CLASSIC INSTITUTIONAL CASH MANAGEMENT MONEY MARKET FUND

--------------------------------------------------------
                                 Principal
                                 Amount($)     Value($)
--------------------------------------------------------
CERTIFICATES OF DEPOSIT (8.0%)
BANKS (3.8%)
  Credit Suisse First Boston
    (USA), 3.675%, 01/09/06 (b)    50,000         50,000
  Regions Bank, 3.690%,
    05/25/06                       35,000         35,000
  Toronto Dominion Bank (The),
    3.805%, 06/30/06               30,000         30,001
                                              ----------
                                                 115,001
                                              ----------
DIVERSIFIED FINANCIAL SERVICES (4.2%)
  HBOS Treasury Services PLC,
    3.675%, 06/02/06               35,000         35,002
  HBOS Treasury Services PLC,
    3.755%, 06/26/06               35,000         35,002
  Morgan Stanley, 3.920%,
    01/13/06 (b)                   60,000         60,000
                                              ----------
                                                 130,004
                                              ----------
Total Certificates of Deposit
  (Cost $245,005)                                245,005
                                              ----------
COMMERCIAL PAPERS (28.6%)
BANKS (9.2%)
  Australia & New Zealand
    National Ltd., 3.607%,
    04/27/06 (c)                   65,000         63,693
  Australia & New Zealand
    National Ltd., 4.368%,
    09/28/06 (c)                   30,000         28,745
  Credit Suisse First Boston
    LLC, 3.820%, 12/19/05 (c)      40,000         39,669
  DEPFA Bank PLC, 3.730%,
    11/15/05 (c)                   35,000         34,838
  DEPFA Bank PLC, 3.693%,
    05/30/06 (c)                   30,000         29,285
  Northern Rock, 3.702%,
    11/04/05 (c) (d)               50,000         49,827
  Spintab AB, 3.816%,
    12/14/05 (c)                   35,000         34,728
                                              ----------
                                                 280,785
                                              ----------
DIVERSIFIED FINANCIAL SERVICES (17.0%)
  American Honda Finance Co.,
    3.745%, 10/25/05 (c)           50,000         49,876
  Atlantis One Funding Corp.,
    3.858%, 12/21/05 (c) (d)       50,000         49,570
  Barclays US Funding Corp.,
    3.773%, 10/24/05 (c)           75,000         74,819

--------------------------------------------------------
                                 Principal
                                 Amount($)     Value($)
--------------------------------------------------------
DIVERSIFIED FINANCIAL SERVICES--CONTINUED
  Beta Finance, Inc., 3.763%,
    10/31/05 (c)                   30,000         29,909
  CIT Group, Inc., 3.732%,
    11/08/05 (c)                   30,850         30,730
  Fountain Square Commercial
    Funding Corp., 3.879%,
    12/27/05 (c) (d)               50,000         49,537
  Fountain Square Commercial
    Funding Corp., 3.879%,
    12/28/05 (c) (d)               25,000         24,766
  Greenwich Capital Holdings,
    Inc., 3.756%, 12/20/05 (b)     50,000         50,000
  Mane Funding Corp., 3.876%,
    12/16/05 (c) (d)               50,000         49,595
  Surrey Funding Corp., 3.762%,
    10/21/05 (c) (d)               75,000         74,843
  Westpac Capital Corp.,
    3.827%, 12/15/05 (c) (d)       35,000         34,724
                                              ----------
                                                 518,369
                                              ----------
INSURANCE (2.4%)
  Prudential PLC, 3.704%,
    11/07/05 (c)                   75,000         74,717
                                              ----------
Total Commercial Papers (Cost
  $873,871)                                      873,871
                                              ----------
CORPORATE BONDS (24.0%)
AUTO MANUFACTURERS (1.6%)
  Toyota Motor Credit Corp.,
    Ser B, 3.765%, 01/25/06 (b)    50,000         49,999
                                              ----------
BANKS (3.6%)
  PNC Bank NA, Ser BKNT,
    3.752%, 03/21/06 (b)           50,000         49,992
  SouthTrust Bank NA, Ser BKNT,
    3.807%, 12/14/05 (b)           25,000         24,999
  Wells Fargo Bank NA, Ser
    BKNT, 3.620%, 02/06/06 (b)     35,000         35,000
                                              ----------
                                                 109,991
                                              ----------
DIVERSIFIED FINANCIAL SERVICES (16.7%)
  American Express Credit
    Corp., Ser B, 3.870%,
    01/23/06 (b)                   50,000         50,013
  Beta Finance, Inc., 2.500%,
    11/10/05 (d)                   25,000         25,000
  Beta Finance, Inc., 3.571%,
    03/07/06 (b) (d)               35,000         34,999

                       See Notes to Financial Statements.

SCHEDULES OF PORTFOLIO INVESTMENTS
STI CLASSIC FUNDS September 30, 2005 (Amounts in thousands, except Shares) (Unaudited)

CLASSIC INSTITUTIONAL CASH MANAGEMENT MONEY MARKET FUND -- CONTINUED

--------------------------------------------------------
                                 Principal
                                 Amount($)     Value($)
--------------------------------------------------------
DIVERSIFIED FINANCIAL SERVICES--CONTINUED
  Beta Finance, Inc., 3.728%,
    07/25/06 (b) (d)               30,000         30,000
  BMW US Capital LLC, 4.149%,
    06/07/06 (b)                   50,000         50,114
  General Electric Capital
    Corp., Ser A, 3.910%,
    02/03/06 (b)                   35,000         35,028
  Liberty Light US Capital,
    3.750%, 01/17/06 (b) (d)       50,000         49,996
  Liberty Light US Capital,
    3.688%, 05/11/06 (b) (d)       50,000         49,995
  Liquid Funding Ltd., 3.660%,
    05/02/06 (b) (d)               50,000         49,997
  Liquid Funding Ltd., 3.590%,
    08/29/06 (b) (d)               50,000         50,000
  Merrill Lynch & Co., Inc.,
    4.320%, 02/03/06 (b)           10,000         10,015
  Sigma Finance, Inc., 3.718%,
    01/18/06 (b) (d)               50,000         49,997
  Sigma Finance, Inc., 3.680%,
    08/04/06 (b) (d)               25,000         25,000
                                              ----------
                                                 510,154
                                              ----------
INVESTMENT COMPANIES (2.1%)
  Dorada Finance Inc., 3.728%,
    07/25/06 (b) (d)               30,000         30,000
  Dorada Finance Inc., 4.235%,
    09/11/06 (d)                   35,000         35,000
                                              ----------
                                                  65,000
                                              ----------
Total Corporate Bonds (Cost
  $735,144)                                      735,144
                                              ----------
DEMAND NOTES (1.5%)
DIVERSIFIED FINANCIAL SERVICES (1.5%)
  Carmichael Properties LLC,
    3.910%, 10/01/20 (b)            2,930          2,930
  Gasmor, Corp., 3.890%,
    02/01/31 (b)                    3,630          3,630
  LP Pinewood SPV LLC, 3.840%,
    02/01/18 (b)                   14,900         14,900
  Morgan Stanley, 3.710%,
    10/04/06 (b)                   25,000         25,000
                                              ----------
Total Demand Notes (Cost
  $46,460)                                        46,460
                                              ----------

--------------------------------------------------------
                                 Principal
                                 Amount($)     Value($)
--------------------------------------------------------
MASTER NOTES (4.6%)
BANKS (4.6%)
  Bank of America Corp.,
    4.007%, 09/14/06 (b)          142,400        142,400
                                              ----------
Total Master Notes (Cost
  $142,400)                                      142,400
                                              ----------
MUNICIPAL BONDS (17.6%)
ALABAMA (0.3%)
  Alabaster, Ser A, GO, 3.840%,
    04/01/14, AMBAC (b)             9,355          9,355
                                              ----------
ALASKA (3.8%)
  Alaska State Housing Finance
    Corp., Ser C, RB, 3.800%,
    12/01/32 (b)                   90,780         90,780
  Alaska State Housing Finance
    Corp., Ser D, RB, 3.860%,
    12/01/32 (b)                   24,800         24,800
                                              ----------
                                                 115,580
                                              ----------
CALIFORNIA (1.8%)
  California Housing Finance
    Agency, Ser C, RB, 3.860%,
    02/01/41, LOC: Landesbank
    Hessen-Thueringen (b)           3,300          3,300
  Oakland-Alameda County
    Coliseum Authority, Ser D,
    RB, 3.840%, 02/01/11 (b)       29,400         29,400
  Santa Rosa Rancheria, Tachi
    Yokut Tribe, RB, 3.840%,
    09/01/19, LOC: Bank One
    N.A. (b)                       22,000         22,000
                                              ----------
                                                  54,700
                                              ----------
COLORADO (4.2%)
  Colorado Housing & Finance
    Authority, RB, 3.850%,
    11/01/32, LOC: JP Morgan
    Chase Bank (b)                 33,100         33,100
  Colorado Housing & Finance
    Authority, RB, 3.850%,
    11/01/33, LOC: JP Morgan
    Chase Bank (b)                 19,600         19,600
  Colorado Housing & Finance
    Authority, RB, 3.850%,
    10/01/34, FHLB (b)             19,700         19,700

                       See Notes to Financial Statements.

SCHEDULES OF PORTFOLIO INVESTMENTS
STI CLASSIC FUNDS September 30, 2005 (Amounts in thousands, except Shares) (Unaudited)

CLASSIC INSTITUTIONAL CASH MANAGEMENT MONEY MARKET FUND -- CONTINUED

--------------------------------------------------------
                                 Principal
                                 Amount($)     Value($)
--------------------------------------------------------
COLORADO--CONTINUED
  Colorado Housing & Finance
    Authority, RB, 3.850%,
    11/01/34, LOC: Dexia Credit
    Local (b)                      24,100         24,100
  Colorado Housing & Finance
    Authority, RB, 3.850%,
    11/01/35, LOC: Lloyds TSB
    Bank PLC (b)                    9,185          9,185
  Colorado Housing & Finance
    Authority, RB, 3.850%,
    05/01/41, LOC: Landesbank
    Hessen-Thueringen (b)          21,200         21,200
                                              ----------
                                                 126,885
                                              ----------
FLORIDA (0.2%)
  Florida Housing Finance
    Corp., RB, 3.850%,
    01/15/35, FNMA (b)              2,500          2,500
  Florida Housing Finance
    Corp., RB, 3.890%,
    06/15/36, LOC: Bank of
    America N.A. (b)                2,900          2,900
  Orange County Housing Finance
    Authority, Multifamily, Ser
    D, RB, 3.870%, 07/15/34 (b)     2,000          2,000
                                              ----------
                                                   7,400
                                              ----------
ILLINOIS (1.8%)
  Champaign, Ser B, GO, 3.860%,
    01/01/24, LOC: Bank One
    N.A. (b)                        4,900          4,900
  Illinois Student Assistance
    Community, Student Loan,
    Ser D, RB, 3.850%,
    09/01/23, LOC: Bank of
    America N.A. (b)               40,000         40,000
  Wheaton College, University
    Improvements, Ser A, RB,
    3.850%, 10/01/35, LOC:
    JPMorgan Chase Bank (b)        10,000         10,000
                                              ----------
                                                  54,900
                                              ----------
MICHIGAN (1.5%)
  Michigan State Housing
    Development Authority,
    Rental Housing, Ser C, RB,
    3.820%, 10/01/20 (b)           46,795         46,795
                                              ----------

--------------------------------------------------------
                                 Principal
                                 Amount($)     Value($)
--------------------------------------------------------
MISSISSIPPI (1.7%)
  Mississippi Development Bank
    Special Obligation, Mceda
    Board Project, RB, 3.910%,
    12/01/23, AMBAC (b)             4,010          4,010
  Mississippi State, Nissan
    Project, Ser A, GO, 3.860%,
    11/01/28, LOC: Bank of
    America N.A. (b)               48,800         48,800
                                              ----------
                                                  52,810
                                              ----------
NEW YORK (1.2%)
  New York City Housing
    Development Corp., Chelsea
    Center, RB, 3.840%,
    06/01/33, LOC: Bayerische
    Landesbank (b)                 27,700         27,700
  New York State Housing
    Finance Agency, Service
    Contract, RB, 3.840%,
    09/15/08, LOC: Dexia Credit
    Local (b)                       8,500          8,500
                                              ----------
                                                  36,200
                                              ----------
TEXAS (0.2%)
  Texas State, Veteran Housing
    Fund, Ser II-D, GO, 3.840%,
    06/01/20, LOC: Dexia Credit
    Local (b)                       7,000          7,000
                                              ----------
VIRGINIA (0.9%)
  Newport News Economic
    Development Authority, Ship
    Building Project, Ser A,
    RB, 3.810%, 07/01/31, LOC:
    First Union National Bank
    (b)                            21,755         21,755
  Newport News Economic
    Development Authority, Ship
    Building Project, Ser B,
    RB, 3.860%, 07/01/31, LOC:
    First Union National Bank
    (b)                             4,360          4,360
                                              ----------
                                                  26,115
                                              ----------
Total Municipal Bonds (Cost
  $537,740)                                      537,740
                                              ----------

                       See Notes to Financial Statements.

SCHEDULES OF PORTFOLIO INVESTMENTS
STI CLASSIC FUNDS September 30, 2005 (Amounts in thousands, except Shares) (Unaudited)

CLASSIC INSTITUTIONAL CASH MANAGEMENT MONEY MARKET FUND -- CONTINUED

--------------------------------------------------------
                                 Principal
                                 Amount($)     Value($)
--------------------------------------------------------
U.S. GOVERNMENT AGENCIES (5.2%)
FANNIE MAE (3.9%)
  2.456%, 10/14/05 (c)             20,000         19,983
  3.726%, 12/29/05 (b)             24,500         24,497
  3.576%, 01/09/06 (b)             25,000         24,996
  3.551%, 05/26/06 (c)             50,000         48,871
                                              ----------
                                                 118,347
                                              ----------
FREDDIE MAC (1.3%)
  2.855%, 11/15/05 (c)             40,000         39,861
                                              ----------
  Total U.S. Government
    Agencies (Cost $158,208)                     158,208
                                              ----------
REPURCHASE AGREEMENTS (11.5%)
  ABN AMRO Bank N.V., 3.705%,
    dated 09/30/05, to be
    repurchased on 10/03/05,
    repurchase price
    $72,733,484 (collateralized
    by U.S. Government
    Agencies; DN, due 12/12/05;
    market value $74,165,958)      72,711         72,711
  Bear Stearns & Co., Inc.,
    3.845%, dated 09/30/05, to
    be repurchased on 10/03/05,
    repurchase price
    $73,962,973 (collateralized
    by U.S. Government
    Agencies; DN, due
    01/01/19 - 10/01/35; market
    value $75,418,784)             73,939         73,940
  BNP Paribas, 3.705%, dated
    09/30/05, to be repurchased
    on 10/03/05, repurchase
    price $70,358,942
    (collateralized by U.S.
    Government Agencies;
    7.000%, due 03/15/10;
    market value $71,744,595)      70,337         70,337
  Lehman Brothers, Inc.,
    3.775%, dated 09/30/05, to
    be repurchased on 10/03/05,
    repurchase price
    $30,298,931 (collateralized
    by U.S. Government
    Agencies; 5.500%, due
    04/01/34; market value
    $30,892,756)                   30,289         30,289

--------------------------------------------------------
                                 Principal
                                 Amount($)     Value($)
--------------------------------------------------------
REPURCHASE AGREEMENTS--CONTINUED
  Merrill Lynch & Co., Inc.,
    3.655%, dated 09/30/05, to
    be repurchased on 10/03/05,
    repurchase price
    $51,203,844 (collateralized
    by U.S. Government
    Agencies; DN-5.500%, due
    09/15/16 - 01/15/33; market
    value $52,216,367)             51,188         51,188
  UBS Warburg LLC, 3.805%,
    dated 09/30/05, to be
    repurchased on 10/03/05,
    repurchase price
    $54,491,171 (collateralized
    by U.S. Government
    Agencies; DN-5.000%, due
    04/15/16 - 03/16/44; market
    value $55,563,623)             54,474         54,474
                                              ----------
Total Repurchase Agreements
  (Cost $352,939)                                352,939
                                              ----------
Total Investments (Cost
  $3,091,767) (a) -- 101.0%                    3,091,767
Liabilities in excess of other
  assets -- (1.0)%                               (29,142)
                                              ----------
Net Assets -- 100.0%                          $3,062,625
                                              ==========

---------------

(a) Aggregate cost for federal income tax purposes differ from cost for financial reporting purposes by less than 2% of net assets and is therefore considered substantially the same.

(b) Variable rate security. Rate presented represents rate in effect at September 30, 2005. Maturity date represents actual maturity date.

(c) Rate represents the effective yield at purchase.

(d) Rule 144A, Section 4(2) or other security which is restricted as to resale to institutional investors. The Fund's advisor has deemed this security to be liquid based upon procedures approved by the Board of Trustees.

                       See Notes to Financial Statements.

SCHEDULES OF PORTFOLIO INVESTMENTS
STI CLASSIC FUNDS September 30, 2005 (Amounts in thousands, except Shares) (Unaudited)

CLASSIC INSTITUTIONAL CASH MANAGEMENT MONEY MARKET FUND -- CONCLUDED

AMBAC -- Security insured by the American Municipal
         Bond Assurance Corporation
DN    -- Discount Note
FHLB  -- Security insured by Federal Home Loan Bank
FNMA  -- Security insured by Fannie Mae
GO    -- General Obligation
LLC   -- Limited Liability Corporation
LOC   -- Letter of Credit
RB    -- Revenue Bond
Ser   -- Series

                       See Notes to Financial Statements.

SCHEDULES OF PORTFOLIO INVESTMENTS
STI CLASSIC FUNDS September 30, 2005 (Amounts in thousands, except Shares) (Unaudited)

INSTITUTIONAL MUNICIPAL CASH RESERVE MONEY MARKET FUND

--------------------------------------------------------
                                   Shares or
                                   Principal
                                   Amount($)    Value($)
--------------------------------------------------------
MUNICIPAL BONDS (98.7%)
ALABAMA (1.3%)
  Alabama Special Care
    Facilities, Financing
    Authority Hospital Revenue,
    Depreciable Assets, RB,
    2.660%, 04/01/15, LOC: FGIC
    (b)                                 600          600
  Daphne-Villa , Mercy Alabama
    Special Care Facilities
    Financing Authority, Mercy
    Medical Project, RB, 2.730%,
    12/01/30, LOC: SouthTrust
    Bank N.A. (b)                       100          100
                                                --------
                                                     700
                                                --------
ARKANSAS (0.6%)
  Arkansas State Development
    Finance Authority, Solid
    Waste Disposal, Waste
    Management of Arkansas
    Project, RB, AMT, 2.810%,
    06/01/28, LOC: Fleet National
    Bank (b)                            350          350
                                                --------
CALIFORNIA (6.3%)
  California State, GO, 2.770%,
    02/01/28, LOC: AMBAC (b)          1,255        1,255
  Los Angeles, California,
    Regional Airports Improvement
    Corp., Sublease, Los Angeles
    International Airport, RB,
    2.930%, 12/01/25, LOC:
    Societe Generale (b)              2,200        2,200
                                                --------
                                                   3,455
                                                --------
CONNECTICUT (7.2%)
  Connecticut State, GO, 2.760%,
    06/15/11, LOC: Merrill Lynch
    Capital Services (b)                950          950
  Connecticut, Ser A-1, 2.670%,
    03/01/23, LOC: Dexia Credit
    Local (b)                         3,000        3,000
                                                --------
                                                   3,950
                                                --------

--------------------------------------------------------
                                   Shares or
                                   Principal
                                   Amount($)    Value($)
--------------------------------------------------------
FLORIDA (13.1%)
  Collier County, Housing Finance
    Authority, Brittany
    Apartments Project, Ser A,
    RB, AMT, 2.770%, 07/15/34,
    LOC: FNMA (b)                     2,050        2,050
  Florida Housing Finance Agency,
    Ashley Lake II Project, RB,
    AMT, 2.770%, 12/01/11, LOC:
    FHLMC (b)                           250          250
  Florida Housing Finance Agency,
    Multifamily Housing, RB, AMT,
    2.770%, 12/01/25 (b)                355          355
  Lake County School Board, COP,
    2.780%, 06/01/30, LOC: AMBAC
    (b)                               1,200        1,200
  Marion County, Hospital
    District, Health Systems
    Improvement, Munroe Regional
    Health, RB, 2.770%, 10/01/30,
    LOC: Amsouth Bank of Florida
    (b)                               1,000        1,000
  Muniemae Trust, RB, AMT,
    2.840%, 12/19/05, LOC: FHLMC
    (b)                               1,005        1,005
  Orange County, Housing Finance
    Authority, Multifamily
    Housing, Cove at Lady Lake
    Apartments, Ser A, RB, AMT,
    2.790%, 05/15/38, LOC:
    Amsouth Bank (b) (c)                450          450
  Orange County, Housing Finance
    Authority, Multifamily
    Housing, Northbridge Phase
    II, Ser A, RB, AMT, 2.810%,
    09/15/36, LOC: SouthTrust
    Bank N.A. (b)                       900          900
                                                --------
                                                   7,210
                                                --------

                       See Notes to Financial Statements.

SCHEDULES OF PORTFOLIO INVESTMENTS
STI CLASSIC FUNDS September 30, 2005 (Amounts in thousands, except Shares) (Unaudited)

INSTITUTIONAL MUNICIPAL CASH RESERVE MONEY MARKET FUND -- CONTINUED

--------------------------------------------------------
                                   Shares or
                                   Principal
                                   Amount($)    Value($)
--------------------------------------------------------
GEORGIA (5.5%)
  Bulloch County, Development
    Authority, RB, 2.790%,
    08/01/26, LOC: XLCA (b)           2,250        2,250
  Newnan, Development Authority,
    Multifamily Housing, Club at
    Newnan Crossing Project, RB,
    AMT, 2.820%, 09/15/36, LOC:
    Bank Of America N.A. (b)            800          800
                                                --------
                                                   3,050
                                                --------
ILLINOIS (9.8%)
  Chicago, Single Family
    Mortgage, RB, AMT, 2.830%,
    04/01/07, LOC: FNMA (b)             490          490
  Chicago O'Hare International
    Airport, General Airport,
    Second Lien, Ser B, RB,
    2.660%, 01/01/15, LOC:
    Societe Generale (b)                900          900
  Illinois Finance Authority,
    Alexian Brothers Health, RB,
    2.770%, 04/01/35, LOC: Bank
    One N.A. (b)                        200          200
  Illinois Health Facilities
    Authority, Decatur Memorial
    Hospital Project, Ser A,
    2.730%, 11/15/24, LOC: MBIA
    (b)                                 300          300
  Illinois, Development Finance
    Authority, Lyric Opera
    Chicago Project, RB, 2.780%,
    12/01/28 (b)                      1,000        1,000
  Jackson-Union Counties,
    Regional Port Facilities,
    Enron Transportation
    Services, RB, 2.730%,
    04/01/24, LOC: First Union
    National Bank (b)                   225          225
  Lake County, Adlai E Stevenson
    High School District, No. 125
    Prairie, GO, 2.790%,
    01/01/17, LOC: Merrill Lynch
    Capital Services (b)              2,200        2,200
  Metropolitan Pier & Exposition
    Authority, Dedicated State
    Tax, RB, 2.830%, 12/15/21,
    LOC: MBIA (b)                       100          100
                                                --------
                                                   5,415
                                                --------

--------------------------------------------------------
                                   Shares or
                                   Principal
                                   Amount($)    Value($)
--------------------------------------------------------
INDIANA (4.0%)
  Wayne Township, Marion County
    School Building Corp., RB,
    2.770%, 07/15/26, LOC:
    Merrill Lynch Capital
    Services (b)                      2,200        2,200
                                                --------
IOWA (4.2%)
  Des Moines City, Airport
    Passenger Facility, Ser A,
    RB, 2.900%, 01/17/06              2,300        2,300
                                                --------
KENTUCKY (0.7%)
  Kentucky Economic Development
    Finance Authority, Hospital
    Facilities, Health Alliance,
    Ser C, RB, 2.730%, 01/01/22,
    LOC: MBIA (b)                       400          400
                                                --------
MARYLAND (4.0%)
  Montgomery County, Housing
    Opportunities Commission, RB,
    AMT, 2.780%, 06/01/30, LOC:
    FNMA (b) (c)                      2,200        2,200
                                                --------
MICHIGAN (0.2%)
  Michigan State Housing
    Development Authority,
    Multifamily, RB, AMT, 2.790%,
    06/01/18, LOC: Bank Of New
    York (b)                            100          100
                                                --------
NEW JERSEY (4.1%)
  Essex County, Improvement
    Authority, 2.780%, 10/01/20,
    LOC: FGIC (b)                     2,250        2,250
                                                --------
NEW YORK (12.7%)
  Jay Street Development Corp.,
    Courts Facility Lease, RB,
    2.670%, 05/01/22, LOC: Depha
    Bank (b)                          3,100        3,100
  New York City, Housing
    Development Corp.,
    Multifamily, Manhattan Court
    Development, Ser A, RB, AMT,
    2.760%, 06/01/36, LOC:
    Citibank N.A. (b)                   100          100

                       See Notes to Financial Statements.

SCHEDULES OF PORTFOLIO INVESTMENTS
STI CLASSIC FUNDS September 30, 2005 (Amounts in thousands, except Shares) (Unaudited)

INSTITUTIONAL MUNICIPAL CASH RESERVE MONEY MARKET FUND -- CONTINUED

--------------------------------------------------------
                                   Shares or
                                   Principal
                                   Amount($)    Value($)
--------------------------------------------------------
NEW YORK--CONTINUED
  New York City, Housing
    Development Corp.,
    Multifamily, St Renaissance
    Court, Ser A, RB, AMT,
    2.760%, 06/01/37, LOC: FHLMC
    (b)                               2,000        2,000
  New York City, Transitional
    Finance Authority, NYC
    Recovery, Ser 3, Subser 3C,
    RB, 2.700%, 11/01/22, LOC:
    Dexia Credit Local (b)            1,000        1,000
  New York, Housing Finance
    Agency, Avalon Chrystie PL I,
    RB, AMT, 2.770%, 11/01/36,
    LOC: Fleet National Bank (b)        300          300
  New York, NY, Subser A-10, GO,
    2.930%, 08/01/17, LOC: Morgan
    Guaranty Trust (b)                  500          500
                                                --------
                                                   7,000
                                                --------
NORTH CAROLINA (4.0%)
  North Carolina, Medical Care
    Commission, NC Baptist
    Hospital Project, Ser B, RB,
    2.760%, 06/01/22, LOC:
    Wachovia Bank Of North
    Carolina (b)                      1,200        1,200
  Raleigh, Downtown Improvement
    Projects, Ser B, COP, 2.740%,
    02/01/34, LOC: Depha Bank PLC
    (b)                               1,000        1,000
                                                --------
                                                   2,200
                                                --------
OHIO (0.5%)
  Lorain County, Hospital
    Facilities, RB, 2.800%,
    04/01/11, LOC: Merrill Lynch
    Capital Services (b)                300          300
                                                --------
PUERTO RICO (5.8%)
  Puerto Rico Commonwealth,
    Highway & Transportation
    Authority, RB, 2.750%,
    01/01/08, LOC: MBIA (b) (c)       1,000        1,000
  Puerto Rico, Electric Power
    Authority, RB, 2.760%,
    07/01/24, LOC: MBIA (b) (c)       2,200        2,200
                                                --------
                                                   3,200
                                                --------

--------------------------------------------------------
                                   Shares or
                                   Principal
                                   Amount($)    Value($)
--------------------------------------------------------
TENNESSEE (4.5%)
  Metropolitan Government,
    Nashville & Davidson County,
    Industrial Development Board,
    Multifamily Housing,
    Chimneytop II Project, RB,
    2.690%, 09/01/06, LOC: Bank
    Of America N.A. (b)                 200          200
  Sevier County, Industrial
    Development Board, Heritage
    Log Homes, Inc., RB, AMT,
    2.870%, 09/01/25, LOC: Branch
    Banking & Trust (b)               2,300        2,300
                                                --------
                                                   2,500
                                                --------
TEXAS (1.8%)
  Mesquite Industrial Development
    Corp., Championship Rodeo,
    RB, 2.880%, 12/01/10, LOC:
    Bank One Texas N.A. (b)           1,000        1,000
                                                --------
UTAH (5.5%)
  Utah, Water Finance Agency, RB,
    2.790%, 10/01/25, LOC: AMBAC
    (b)                               3,000        3,000
                                                --------
VIRGINIA (2.4%)
  Fairfax County, Industrial
    Development Authority, Inova
    Health System, RB, 2.660%,
    01/01/30 (b)                        260          260
  Spotsylvania County, Economic
    Development Authority, Public
    Facilities, RB, 2.770%,
    02/01/25, LOC: FSA (b)              975          975
  Upper Occoquan, Sewer
    Authority, RB, 2.770%,
    07/01/24, Callable 07/01/15 @
    100, LOC: FSA (b)                   100          100
                                                --------
                                                   1,335
                                                --------
WYOMING (0.5%)
  Wyoming, Community Development
    Authority, RB, AMT, 3.150%,
    12/01/15, LOC: Merrill Lynch
    Capital Services (b)                250          250
                                                --------
Total Municipal Bonds (Cost
  $54,365)                                        54,365
                                                --------

                       See Notes to Financial Statements.

SCHEDULES OF PORTFOLIO INVESTMENTS
STI CLASSIC FUNDS September 30, 2005 (Amounts in thousands, except Shares) (Unaudited)

INSTITUTIONAL MUNICIPAL CASH RESERVE MONEY MARKET FUND -- CONCLUDED

--------------------------------------------------------
                                   Shares or
                                   Principal
                                   Amount($)    Value($)
--------------------------------------------------------
MONEY MARKETS (1.1%)
Federated Tax Free Reserve Fund     587,560          588
                                                --------
Total Money Markets (Cost $588)                      588
                                                --------
Total Investments (Cost $54,953)
  (a) -- 99.8%                                    54,953
Other assets in excess of
  liabilities -- 0.2%                                127
                                                --------
Net Assets -- 100.0%                            $ 55,080
                                                ========

---------------

(a) Aggregate cost for federal income tax purposes differ from cost for financial reporting purposes by less than 2% of net assets and is therefore considered substantially the same.

(b) Variable rate security. Rate presented represents rate in effect at September 30, 2005. Maturity date represents actual maturity date.

(c) Rule 144A, Section 4(2) or other security which is restricted as to resale to institutional investors. The Fund's advisor has deemed this security to be liquid based upon procedures approved by the Board of Trustees.

AMBAC -- Security insured by the American Municipal
         Bond Assurance Corporation
AMT   -- Alternative Minimum Tax Paper
Cl    -- Class
COP   -- Certificates of Participation
FGIC  -- Security insured by the Financial Guaranty
         Insurance Company
FHLMC -- Security insured by Freddie Mac
FNMA  -- Security insured by Fannie Mae
FSA   -- Security insured by Financial Security
         Assurance
GO    -- General Obligation
LOC   -- Letter of Credit
MBIA  -- Security insured by the Municipal Bond
         Insurance Association
PLC   -- Public Limited Company
RB    -- Revenue Bond
Ser   -- Series
XLCA  -- XL Capital Assurance, Inc.

                       See Notes to Financial Statements.

SCHEDULES OF PORTFOLIO INVESTMENTS
STI CLASSIC FUNDS September 30, 2005 (Amounts in thousands, except Shares) (Unaudited)

CLASSIC INSTITUTIONAL U.S. GOVERNMENT SECURITIES MONEY MARKET FUND

-------------------------------------------------------
                                  Principal
                                  Amount($)    Value($)
-------------------------------------------------------
U.S. GOVERNMENT AGENCIES (48.7%)
FANNIE MAE (29.9%)
  3.615%, 10/14/05 (c)              35,000       34,959
  2.984%, 11/10/05 (c)              10,000        9,968
  3.726%, 12/29/05 (b)              55,000       54,994
  3.576%, 01/09/06 (b)              70,770       70,760
  3.555%, 02/06/06 (b)              15,000       14,997
  3.587%, 04/28/06 (c)              20,000       19,597
  3.715%, 05/22/06 (b)              20,000       19,998
  3.835%, 05/26/06 (c)              15,000       14,632
  3.820%, 07/17/06 (b)              25,000       24,997
  4.210%, 09/01/06 (c)              10,000        9,623
                                               --------
                                                274,525
                                               --------
FEDERAL FARM CREDIT BANK (1.1%)
  3.585%, 05/15/06 (c)              10,000        9,783
                                               --------
FEDERAL HOME LOAN BANK (7.6%)
  3.611%, 10/05/05 (b)              20,000       20,000
  3.530%, 07/21/06 (b)              25,000       24,999
  3.618%, 07/21/06 (b)              15,000       14,999
  4.205%, 08/25/06                  10,000       10,005
                                               --------
                                                 70,003
                                               --------
FREDDIE MAC (10.1%)
  2.802%, 11/15/05 (c)              20,000       19,933
  3.543%, 04/18/06 (c)              10,000        9,810
  3.604%, 05/02/06 (c)              15,000       14,690
  3.639%, 05/30/06 (c)              20,000       19,530
  3.955%, 07/25/06 (c)              10,000        9,683
  4.122%, 07/31/06 (c)              10,000        9,666
  4.146%, 08/04/06 (c)              10,000        9,660
                                               --------
                                                 92,972
                                               --------
Total U.S. Government Agencies
  (Cost $447,283)                               447,283
                                               --------

-------------------------------------------------------
                                  Principal
                                  Amount($)    Value($)
-------------------------------------------------------
REPURCHASE AGREEMENTS (51.5%)
  BNP Paribas, 3.705%, dated
    09/30/05, to be repurchased
    on 10/03/05, repurchase
    price $25,007,719
    (collateralized by U.S.
    Government Agencies, 4.125%,
    due 10/19/07; total market
    value $25,503,351)              25,000       25,000
  Lehman Brothers, Inc., 3.775%,
    dated 09/30/05, to be
    repurchased on 10/03/05,
    repurchase price
    $168,669,013 (collateralized
    by U.S. Government Agencies,
    5.500%, due 04/01/34; total
    market value $171,976,410)     168,616      168,616
  Merrill Lynch & Co., Inc.,
    3.655%, dated 09/30/05, to
    be repurchased on 10/03/05,
    repurchase price $45,493,206
    (collateralized by U.S.
    Government Agencies, DN -
    6.000%, due 12/15/14 -
    10/15/32; total market value
    $46,393,896)                    45,479       45,479
  Morgan Stanley, 3.705%, dated
    09/30/05, to be repurchased
    on 10/03/05, repurchase
    price $27,008,336
    (collateralized by U.S.
    Government Agencies, 3.891%
    - 5.167%, due 04/01/33 -
    06/01/35; total market value
    $27,541,411)                    27,000       27,000

                       See Notes to Financial Statements.

SCHEDULES OF PORTFOLIO INVESTMENTS
STI CLASSIC FUNDS September 30, 2005 (Amounts in thousands, except Shares) (Unaudited)

CLASSIC INSTITUTIONAL U.S. GOVERNMENT SECURITIES MONEY MARKET FUND -- CONCLUDED

-------------------------------------------------------
                                  Principal
                                  Amount($)    Value($)
-------------------------------------------------------
REPURCHASE AGREEMENTS--CONTINUED
  UBS Warburg LLC, 3.805%, dated
    09/30/05, to be repurchased
    on 10/03/05, repurchase
    price $206,629,162
    (collateralized by U.S.
    Government Agencies,
    DN-6.000%, due 04/25/16 -
    08/15/31; total market value
    $210,695,244)                  206,564      206,564
                                               --------
Total Repurchase Agreements
  (Cost $472,659)                               472,659
                                               --------
Total Investments (Cost
  $919,942) (a) -- 100.2%                       919,942
Liabilities in excess of other
  assets -- (0.2)%                               (1,676)
                                               --------
Net Assets -- 100.0%                           $918,266
                                               ========

---------------

(a) Aggregate cost for federal income tax purposes differ from cost for financial reporting purposes by less than 2% of net assets and is therefore considered substantially the same.

(b) Variable rate security. Rate presented represents rate in effect at September 30, 2005. Maturity date represents actual maturity date.

(c) Rate represents the effective yield at purchase.

DN  -- Discount Note
LLC -- Limited Liability Corporation

                       See Notes to Financial Statements.

SCHEDULES OF PORTFOLIO INVESTMENTS
STI CLASSIC FUNDS September 30, 2005 (Amounts in thousands, except Shares) (Unaudited)

CLASSIC INSTITUTIONAL U.S. TREASURY SECURITIES MONEY MARKET FUND

--------------------------------------------------------
                                 Principal
                                 Amount($)     Value($)
--------------------------------------------------------
U.S. TREASURY OBLIGATIONS (17.3%)
U.S. TREASURY BILLS (4.0%)
  3.786%, 03/16/06 (b)             64,000         62,839
  3.754%, 03/23/06 (b)             60,000         58,938
                                              ----------
                                                 121,777
                                              ----------
U.S. TREASURY NOTES (13.3%)
  5.750%, 11/15/05                316,500        317,565
  1.875%, 12/31/05                 80,000         79,719
                                              ----------
                                                 397,284
                                              ----------
Total U.S. Treasury Obligations
  (Cost $519,061)                                519,061
                                              ----------
REPURCHASE AGREEMENTS (66.8%)
  ABN AMRO Bank N.V., 3.205%,
    dated 09/30/05, to be
    repurchased on 10/03/05,
    repurchase price
    $519,390,710
    (collateralized by U.S.
    Treasury Obligations,
    3.000%-11.250%, due
    11/15/05-02/15/21; total
    market value $529,637,406)    519,252        519,252
  Bear Stearns & Co., Inc.,
    3.155%, dated 09/30/05, to
    be repurchased on 10/03/05,
    repurchase price
    $60,551,075 (collateralized
    by U.S. Treasury
    Obligations, 3.000% due
    07/15/12; total market
    value $61,786,405)             60,535         60,535
  BNP Paribas, 3.205%, dated
    09/30/05, to be repurchased
    on 10/03/05, repurchase
    price $125,497,927
    (collateralized by U.S.
    Treasury Obligations,
    3.375% - 4.000%, due
    09/30/07 - 04/15/32; total
    market value $127,973,803)    125,464        125,464

--------------------------------------------------------
                                 Principal
                                 Amount($)     Value($)
--------------------------------------------------------
REPURCHASE AGREEMENTS--CONTINUED
  Deutsche Bank AG, 3.205%,
    dated 09/30/05, to be
    repurchased on 10/03/05,
    repurchase price
    $133,483,311
    (collateralized by U.S.
    Treasury Obligations,
    DN-3.750%, due 05/15/08 -
    08/15/25; total market
    value $136,116,623)           133,448        133,448
  Dresdner Bank AG, 3.205%,
    dated 09/30/05, to be
    repurchased on 10/03/05,
    repurchase price
    $132,828,335
    (collateralized by U.S.
    Treasury Obligations,
    DN-8.125%, due 10/06/05 -
    02/15/31; total market
    value $135,452,720)           132,793        132,793
  Greenwich Capital Markets,
    Inc., 3.305%, dated
    09/30/05, to be repurchased
    on 10/03/05, repurchase
    price $124,667,880
    (collateralized by U.S.
    Treasury Obligations,
    2.000% - 6.500%, due
    10/15/06 - 01/15/14; total
    market value $127,127,502)    124,634        124,634
  JPMorgan Chase & Co., 3.155%,
    dated 09/30/05, to be
    repurchased on 10/03/05,
    repurchase price
    $139,452,776
    (collateralized by U.S.
    Treasury Obligations,
    2.000% - 5.000%, due
    05/15/06 - 02/15/11; total
    market value $142,207,892)    139,416        139,416
  Lehman Brothers, Inc.,
    3.205%, dated 09/30/05, to
    be repurchased on 10/03/05,
    repurchase price
    $25,902,960 (collateralized
    by U.S. Treasury
    Obligations, 6.125%, due
    11/15/27; total market
    value $26,415,344)             25,896         25,896

                       See Notes to Financial Statements.

SCHEDULES OF PORTFOLIO INVESTMENTS
STI CLASSIC FUNDS September 30, 2005 (Amounts in thousands, except Shares) (Unaudited)

CLASSIC INSTITUTIONAL U.S. TREASURY SECURITIES MONEY MARKET FUND -- CONCLUDED

--------------------------------------------------------
                                 Principal
                                 Amount($)     Value($)
--------------------------------------------------------
REPURCHASE AGREEMENTS--CONTINUED
  Merrill Lynch & Co., Inc.,
    3.205%, dated 09/30/05, to
    be repurchased on 10/03/05,
    repurchase price
    $102,454,444
    (collateralized by U.S.
    Treasury Obligations,
    3.875% - 7.250%, due
    05/15/10 - 08/15/22; total
    market value $104,476,972)    102,427        102,427
  Morgan Stanley, 3.285%, dated
    09/30/05, to be repurchased
    on 10/03/05, repurchase
    price $120,623,402
    (collateralized by U.S.
    Treasury Obligations, DN,
    due 02/15/24 - 11/15/24;
    total market value
    $123,002,478)                 120,590        120,590
  UBS Warburg LLC, 3.275%,
    dated 09/30/05, to be
    repurchased on 10/03/05,
    repurchase price
    $527,407,713
    (collateralized by U.S.
    Treasury Obligations,
    6.875% - 9.000%, due
    11/15/18 - 08/15/25; total
    market value $537,810,352)    527,264        527,264
                                              ----------
Total Repurchase Agreements
  (Cost $2,011,719)                            2,011,719
                                              ----------
Total Investments (Cost
  $2,530,780) (a) -- 84.1%                     2,530,780
Other assets in excess of
  liabilities -- 15.9%                           477,163
                                              ----------
Net Assets -- 100.0%                          $3,007,943
                                              ==========

---------------

(a) Aggregate cost for federal income tax purposes differ from cost for financial reporting purposes by less than 2% of net assets and is therefore considered substantially the same.

(b) Rate represents the effective yield at purchase.

DN  -- Discount Note
LLC -- Limited Liability Corporation

                       See Notes to Financial Statements.

STATEMENTS OF ASSETS AND LIABILITIES
STI CLASSIC FUNDS  September 30, 2005  (Amounts in thousands)
(Unaudited)

                                                             Classic
                                                          Institutional       Classic            Classic             Classic
                                            Classic           Cash         Institutional      Institutional       Institutional
                                         Institutional     Management      Municipal Cash    U.S. Government      U.S. Treasury
                                          Short-Term      Money Market     Reserve Money     Securities Money    Securities Money
                                           Bond Fund          Fund          Market Fund*       Market Fund         Market Fund
                                         -------------    -------------    --------------    ----------------    ----------------
Assets:
  Total Investments, at Cost...........     $13,744        $3,091,767         $54,953            $919,942           $2,530,780
                                            =======        ==========         =======            ========           ==========
  Total Investments, at Value..........     $13,588        $2,738,828         $54,953            $447,283           $  519,061
  Repurchase Agreements, at Cost.......          --           352,939              --             472,659            2,011,719
                                            -------        ----------         -------            --------           ----------
  Total Investments....................      13,588         3,091,767          54,953             919,942            2,530,780
                                            -------        ----------         -------            --------           ----------
  Interest and Dividends Receivable....          95             9,988             234               1,945               13,698
  Receivable for Investment Securities
    Sold...............................          --                --              --                  --              477,823
  Prepaid Expenses and Other Assets....           6                14              --                  11                   30
                                            -------        ----------         -------            --------           ----------
  Total Assets.........................      13,689         3,101,769          55,187             921,898            3,022,331
                                            -------        ----------         -------            --------           ----------
Liabilities:
  Income Distributions Payable.........          37             8,834             100               2,368                6,961
  Payable for Investment Securities
    Purchased..........................          --            29,552              --               1,036                6,345
  Payable upon Return of Securities
    Loaned.............................       1,190                --              --                  --                   --
  Investment Advisory Fees Payable.....           2               314               6                 105                  324
  Administration Fees Payable..........          --                68              --                  19                   60
  Compliance Services Fees Payable.....          --                 4              --                   1                    4
  Distribution and Service Fees........          --                --              --                  --                  417
  Custodian Fees Payable...............           3                31              --                  11                   22
  Accrued Expenses.....................           9               341               1                  92                  255
                                            -------        ----------         -------            --------           ----------
  Total Liabilities....................       1,241            39,144             107               3,632               14,388
                                            -------        ----------         -------            --------           ----------
  Total Net Assets.....................     $12,448        $3,062,625         $55,080            $918,266           $3,007,943
                                            =======        ==========         =======            ========           ==========
Net Assets:
  Capital..............................     $12,961        $3,062,650         $55,080            $918,266           $3,008,137
  Undistributed Net Investment
    Income.............................          --                 1              --                  --                   75
  Accumulated Net Realized Losses on
    Investment Transactions............        (357)              (26)             --                  --                 (269)
  Net Unrealized Depreciation on
    Investments........................        (156)               --              --                  --                   --
                                            -------        ----------         -------            --------           ----------
  Total Net Assets.....................     $12,448        $3,062,625         $55,080            $918,266           $3,007,943
                                            =======        ==========         =======            ========           ==========
NET ASSETS:
  Institutional Shares.................     $12,448        $3,062,625         $55,080            $918,266           $  767,941
  Corporate Trust Shares...............         N/A               N/A             N/A                 N/A           $2,240,002
SHARES OUTSTANDING:
  Institutional Shares.................       1,260         3,062,650          55,080             918,266              767,960
  Corporate Trust Shares...............         N/A               N/A             N/A                 N/A            2,240,177
NET ASSET VALUE OFFERING AND REDEMPTION
  PRICE PER SHARE:
  Institutional Shares.................     $  9.88        $     1.00         $  1.00            $   1.00           $     1.00
  Corporate Trust Shares...............         N/A               N/A             N/A                 N/A           $     1.00

* Commencement of operations on August 2, 2005.

Amounts designated as "--" are $0 or have been rounded to $0.

                       See Notes to Financial Statements.

STATEMENTS OF OPERATIONS
STI CLASSIC FUNDS For the Six Months ended September 30, 2005 (Amounts in thousands)
(Unaudited)

                                                             Classic
                                                          Institutional       Classic            Classic             Classic
                                            Classic           Cash         Institutional      Institutional       Institutional
                                         Institutional     Management      Municipal Cash    U.S. Government      U.S. Treasury
                                          Short-Term      Money Market     Reserve Money     Securities Money    Securities Money
                                           Bond Fund          Fund          Market Fund*       Market Fund         Market Fund
                                         -------------    -------------    --------------    ----------------    ----------------
Investment Income:
  Interest Income......................      $335            $46,630            $131             $13,867             $39,869
  Dividend Income......................         9                 --               2                  --                  --
  Security Lending Income..............         2                 --              --                  --                  --
                                             ----            -------            ----             -------             -------
  Total Investment Income..............       346             46,630             133              13,867              39,869
                                             ----            -------            ----             -------             -------
Expenses:
  Investment Advisory Fees.............        56              2,484               8                 809               2,349
  Administration Fees..................         3                385               1                 118                 349
  Compliance Services Fees.............        --                 13              --                   4                  13
  Shareholder Service
    Fees -- Institutional Shares.......        19                 --              --                  --                  --
  Shareholder Service Fees -- Corporate
    Trust Shares.......................        --                 --              --                  --               2,093
  Custodian Fees.......................         2                 23              --                   7                  20
  Professional Fees....................        --                 73              --                  18                  56
  Insurance Fees.......................        --                 12              --                  10                  18
  Registration Fees....................         5                 26              --                  23                  84
  Transfer Agent Fees..................        --                 --              --                  --                   3
  Printing Fees........................        --                 38              --                  13                  54
  Trustees' Fees.......................        --                 19              --                   6                  18
  Other Fees...........................        10                 21              --                  (2)                (18)
                                             ----            -------            ----             -------             -------
  Total Expenses.......................        95              3,094               9               1,006               5,039
    Less: Investment Advisory Fees
      Waived...........................       (25)              (627)             --                  (3)                 (8)
    Less: Administration Fees Waived...        (1)                --              (1)                 --                  --
    Less: Shareholder Service Fees
      Waived -- Institutional Shares...       (19)                --              --                  --                  --
                                             ----            -------            ----             -------             -------
  Net Expenses.........................        50              2,467               8               1,003               5,031
                                             ----            -------            ----             -------             -------
  Net Investment Income................       296             44,163             125              12,864              34,838
                                             ----            -------            ----             -------             -------
Net Realized and Unrealized Gain (Loss)
  on Investments:
  Net Realized Loss on Investments
    Sold...............................      (207)                --              --                  --                 (28)
  Net Change in Unrealized Appreciation
    on Investments.....................       241                 --              --                  --                  --
                                             ----            -------            ----             -------             -------
  Total Net Realized and Unrealized
    Gain (Loss) on Investments.........        34                 --              --                  --                 (28)
                                             ----            -------            ----             -------             -------
  Change in Net Assets from
    Operations.........................      $330            $44,163            $125             $12,864             $34,810
                                             ====            =======            ====             =======             =======

* Commencement of operations on August 2, 2005.

Amounts designated as "--" are $0 or have been rounded to $0.

                       See Notes to Financial Statements.

STATEMENTS OF CHANGES IN NET ASSETS
STI CLASSIC FUNDS  For the Periods Indicated  (Amounts in thousands)

                                           Classic Institutional                      Classic Institutional
                                           Short-Term Bond Fund                 Cash Management Money Market Fund
                                   -------------------------------------    -----------------------------------------
                                    04/01/05-     06/01/04-    06/01/03-     04/01/05-      06/01/04-      06/01/03-
                                    09/30/05      03/31/05     05/31/04      09/30/05       03/31/05       05/31/04
                                   -----------    ---------    ---------    -----------    -----------    -----------
                                   (Unaudited)                              (Unaudited)
Operations:
  Net Investment Income..........    $    296     $    662      $   513     $    44,163    $    37,381    $    23,681
  Net Realized Gain (Loss) on
    Investments Sold.............        (207)        (132)          91              --            (23)            81
  Net Change in Unrealized
    Appreciation (Depreciation)
    on Investments...............         241         (183)        (557)             --             --             --
                                     --------     --------      -------     -----------    -----------    -----------
  Change in Net Assets from
    Operations...................         330          347           47          44,163         37,358         23,762
                                     --------     --------      -------     -----------    -----------    -----------
Dividends and Distributions to
  Shareholders:
  Net Investment Income:
    Institutional Shares.........        (307)        (667)        (512)        (44,162)       (37,463)       (23,681)
  Net Realized Gains:
    Institutional Shares.........          --          (59)        (159)             --             --            (15)
                                     --------     --------      -------     -----------    -----------    -----------
  Total Dividends and
    Distributions................        (307)        (726)        (671)        (44,162)       (37,463)       (23,696)
                                     --------     --------      -------     -----------    -----------    -----------
Capital Transactions:
  Institutional Shares
    Proceeds from Shares
      Issued.....................         880       16,552       24,777       5,012,335      7,385,743      7,415,918
    Dividends Reinvested.........         180          442          401          20,340         17,767         14,226
    Cost of Shares Redeemed......     (21,456)     (19,403)      (9,722)     (4,561,578)    (7,180,727)    (8,047,111)
                                     --------     --------      -------     -----------    -----------    -----------
  Change in Net Assets from
    Capital Transactions.........     (20,396)      (2,409)      15,456         471,097        222,783       (616,967)
                                     --------     --------      -------     -----------    -----------    -----------
  Change in Net Assets...........     (20,373)      (2,788)      14,832         471,098        222,678       (616,901)
                                     --------     --------      -------     -----------    -----------    -----------
Net Assets:
  Beginning of Period............      32,821       35,609       20,777       2,591,527      2,368,849      2,985,750
                                     --------     --------      -------     -----------    -----------    -----------
  End of Period..................    $ 12,448     $ 32,821      $35,609     $ 3,062,625    $ 2,591,527    $ 2,368,849
                                     ========     ========      =======     ===========    ===========    ===========
Undistributed net investment
  income, end of period..........    $     --     $     11      $     1     $         1    $        --    $        79
                                     ========     ========      =======     ===========    ===========    ===========
Share Transactions:
  Institutional Shares
    Issued.......................          89        1,649          441       5,012,334      7,385,743            266
    Reinvested...................          18           44            6          20,340         17,767             57
    Redeemed.....................      (2,160)      (1,935)         (77)     (4,561,577)    (7,180,727)          (937)
                                     --------     --------      -------     -----------    -----------    -----------
Change in Share Transactions.....      (2,053)        (242)         370         471,097        222,783           (614)
                                     ========     ========      =======     ===========    ===========    ===========

                                   Classic Institutional
                                   Municipal Cash Reserve
                                     Money Market Fund
                                   ----------------------
                                         08/02/05*-
                                          09/30/05
                                   ----------------------
                                        (Unaudited)
Operations:
  Net Investment Income..........         $    125
  Net Realized Gain (Loss) on
    Investments Sold.............               --
  Net Change in Unrealized
    Appreciation (Depreciation)
    on Investments...............               --
                                          --------
  Change in Net Assets from
    Operations...................              125
                                          --------
Dividends and Distributions to
  Shareholders:
  Net Investment Income:
    Institutional Shares.........             (125)
  Net Realized Gains:
    Institutional Shares.........               --
                                          --------
  Total Dividends and
    Distributions................             (125)
                                          --------
Capital Transactions:
  Institutional Shares
    Proceeds from Shares
      Issued.....................          100,480
    Dividends Reinvested.........               --
    Cost of Shares Redeemed......          (45,400)
                                          --------
  Change in Net Assets from
    Capital Transactions.........           55,080
                                          --------
  Change in Net Assets...........           55,080
                                          --------
Net Assets:
  Beginning of Period............               --
                                          --------
  End of Period..................         $ 55,080
                                          ========
Undistributed net investment
  income, end of period..........         $     --
                                          ========
Share Transactions:
  Institutional Shares
    Issued.......................          100,480
    Reinvested...................               --
    Redeemed.....................          (45,400)
                                          --------
Change in Share Transactions.....           55,080
                                          ========

* Commencement of operations.

Amounts designated as "--" are either $0 or have been rounded to $0.

                       See Notes to Financial Statements.

STATEMENTS OF CHANGES IN NET ASSETS
STI CLASSIC FUNDS  For the Periods Indicated  (Amounts in thousands)

                                                  Classic Institutional                          Classic Institutional
                                       U.S. Government Securities Money Market Fund    U.S. Treasury Securities Money Market Fund
                                       --------------------------------------------    ------------------------------------------
                                        04/01/05-       06/01/04-       06/01/03-       04/01/05-       06/01/04-      06/01/03-
                                         09/30/05        03/31/05        05/31/04        09/30/05       03/31/05       05/31/04
                                       ------------    ------------    ------------    ------------    -----------    -----------
                                       (Unaudited)                                     (Unaudited)
Operations:
  Net Investment Income..............  $    12,864     $    12,158     $     8,014     $    34,838     $   25,166     $   11,209
  Net Realized Gain (Loss) on
    Investments Sold.................           --              --               3             (28)          (241)         1,300
                                       -----------     -----------     -----------     -----------     ----------     ----------
  Change in Net Assets from
    Operations.......................       12,864          12,158           8,017          34,810         24,925         12,509
                                       -----------     -----------     -----------     -----------     ----------     ----------
Dividends and Distributions to
  Shareholders:
  Net Investment Income:
    Institutional Shares.............      (12,864)        (12,161)         (8,014)         (9,582)        (7,533)        (3,696)
    Corporate Trust Shares...........                                                      (25,256)       (18,295)        (7,522)
  Net Realized Gains:
    Institutional Shares.............           --              --              --              --             --           (280)
    Corporate Trust Shares...........                                                           --             --           (903)
                                       -----------     -----------     -----------     -----------     ----------     ----------
  Total Dividends and
    Distributions....................      (12,864)        (12,161)         (8,014)        (34,838)       (25,828)       (12,401)
                                       -----------     -----------     -----------     -----------     ----------     ----------
Capital Transactions:
  Institutional Shares
    Proceeds from Shares Issued......    1,360,921       2,467,346       2,512,598       1,837,823          2,490          3,004
    Dividends Reinvested.............        4,906           4,387           2,820           3,116              3              3
    Cost of Shares Redeemed..........   (1,342,214)     (2,435,337)     (2,697,227)     (1,770,086)        (2,217)        (3,239)
                                       -----------     -----------     -----------     -----------     ----------     ----------
  Change in Net Assets From
    Institutional Shares.............       23,613          36,396        (181,809)         70,853            276           (232)
                                       -----------     -----------     -----------     -----------     ----------     ----------
  Corporate Trust Shares
    Proceeds from Shares Issued......                                                    2,110,919          3,119          3,291
    Cost of Shares Redeemed..........                                                   (1,696,269)        (2,672)        (3,211)
                                                                                       -----------     ----------     ----------
  Change in Net Assets From Corporate
    Trust Shares.....................                                                      414,650            447             80
                                       -----------     -----------     -----------     -----------     ----------     ----------
  Change in Net Assets from Capital
    Transactions.....................       23,613          36,396        (181,809)        485,503            724           (153)
                                       -----------     -----------     -----------     -----------     ----------     ----------
  Change in Net Assets...............       23,613          36,393        (181,806)        485,475        722,969       (152,751)
                                       -----------     -----------     -----------     -----------     ----------     ----------
Net Assets:
  Beginning of Period................      894,653         858,260       1,040,066       2,522,468      1,799,499      1,952,250
                                       -----------     -----------     -----------     -----------     ----------     ----------
  End of Period......................  $   918,266     $   894,653     $   858,260     $ 3,007,943     $2,522,468     $1,799,499
                                       ===========     ===========     ===========     ===========     ==========     ==========
Undistributed (distributions in
  excess of) net investment income,
  end of period......................  $        --     $        --     $         3     $        75     $       75     $       (5)
                                       ===========     ===========     ===========     ===========     ==========     ==========
Share Transactions:
  Institutional Shares
    Issued...........................    1,360,921       2,467,346             258       1,837,823          2,490          3,004
    Reinvested.......................        4,906           4,387              80           3,116              3              3
    Redeemed.........................   (1,342,214)     (2,435,337)           (608)     (1,770,086)        (2,217)        (3,239)
                                       -----------     -----------     -----------     -----------     ----------     ----------
  Change in Institutional Shares
    Transactions.....................       23,613          36,396            (270)         70,853            276           (232)
                                       -----------     -----------     -----------     -----------     ----------     ----------
  Corporate Trust Shares
    Issued...........................                                                    2,110,919          3,119          3,291
    Redeemed.........................                                                   (1,696,269)        (2,672)        (3,211)
                                                                                       -----------     ----------     ----------
    Change in Corporate Trust Shares
      Transactions...................                                                      414,650            895            159
                                       -----------     -----------     -----------     -----------     ----------     ----------
Change in Share Transactions.........       23,613          36,396            (270)        485,503          1,171            (73)
                                       ===========     ===========     ===========     ===========     ==========     ==========

Amounts designated as "--" are either $0 or have been rounded to $0.

                       See Notes to Financial Statements.

FINANCIAL HIGHLIGHTS
STI CLASSIC FUNDS Selected Data For a Share of Beneficial Interest Outstanding Throughout the Periods Indicated.

                                                                      Net
                                                                   Realized
                                                                      and                                 Distributions
                                         Net Asset                Unrealized                 Dividends        from
                                          Value,        Net          Gains                    from Net      Realized
                                         Beginning   Investment   (Losses) on   Total From   Investment      Capital
                                         of Period     Income     Investments   Operations     Income         Gains
                                         ---------   ----------   -----------   ----------   ----------   -------------
CLASSIC INSTITUTIONAL SHORT-TERM BOND FUND
Institutional Shares
 Period Ended September 30, 2005*         $ 9.91       $0.15        $ (0.02)      $0.13        $(0.16)       $   --
 Period Ended March 31, 2005**             10.02        0.20          (0.09)       0.11         (0.20)        (0.02)
 Year Ended May 31, 2004                   10.24        0.19(b)       (0.15)(b)    0.04         (0.19)        (0.07)
 Year Ended May 31, 2003                   10.03        0.24           0.36        0.60         (0.24)        (0.15)
 Period Ended May 31, 2002(a)              10.00        0.01           0.03        0.04         (0.01)           --

                                                                                                       Ratio of
                                                                                           Ratio of      Net
                                                                                             Net      Investment    Ratio of
                                                          Net                              Expenses     Income     Expenses to
                                             Total       Assets                               to          to         Average
                                           Dividends     Value,             Net Assets,    Average     Average     Net Assets
                                              and        End of    Total       End of        Net         Net       (Excluding
                                         Distributions   Period   Return+   Period (000)   Assets++    Assets++    Waivers)++
                                         -------------   ------   -------   ------------   --------   ----------   -----------
CLASSIC INSTITUTIONAL SHORT-TERM BOND F
Institutional Shares
 Period Ended September 30, 2005*           $(0.16)      $ 9.88     1.27%     $12,448        0.51%       2.95%        0.96%
 Period Ended March 31, 2005**               (0.22)        9.91     1.05       32,821        0.42        2.33         0.97
 Year Ended May 31, 2004                     (0.26)       10.02     0.48       35,609        0.50        1.90         1.00
 Year Ended May 31, 2003                     (0.39)       10.24     6.08       20,777        0.52        2.32         1.02
 Period Ended May 31, 2002(a)                (0.01)       10.03     0.41       16,176        0.57        2.60         1.07


                                         Portfolio
                                         Turnover
                                           Rate
                                         ---------
CLASSIC INSTITUTIONAL SHORT-TERM BOND F
Institutional Shares
 Period Ended September 30, 2005*            40%
 Period Ended March 31, 2005**               70
 Year Ended May 31, 2004                     70
 Year Ended May 31, 2003                    146
 Period Ended May 31, 2002(a)                --

      See Notes to Financial Highlights and Notes to Financial Statements.

FINANCIAL HIGHLIGHTS
STI CLASSIC FUNDS Selected Data For a Share of Beneficial Interest Outstanding Throughout the Periods Indicated.

                                                                                   Net
                                                                                Realized
                                                                                   and
                                                      Net Asset                Unrealized                 Dividends
                                                       Value,        Net          Gains                    from Net
                                                      Beginning   Investment   (Losses) on   Total From   Investment
                                                      of Period     Income     Investments   Operations     Income
                                                      ---------   ----------   -----------   ----------   ----------
CLASSIC INSTITUTIONAL CASH MANAGEMENT MONEY MARKET FUND
Institutional Shares
 Period Ended September 30, 2005*                       $1.00       $0.02          $--         $0.02       $ (0.02)
 Period Ended March 31, 2005**                           1.00        0.01           --          0.01         (0.01)
 Year Ended May 31, 2004                                 1.00        0.01           --          0.01         (0.01)
 Year Ended May 31, 2003                                 1.00        0.01           --          0.01         (0.01)
 Year Ended May 31, 2002                                 1.00        0.03           --          0.03         (0.03)
 Year Ended May 31, 2001                                 1.00        0.06           --          0.06         (0.06)
 Year Ended May 31, 2000                                 1.00        0.05           --          0.05         (0.05)
CLASSIC INSTITUTIONAL MUNICIPAL CASH RESERVE MONEY MARKET FUND
Institutional Shares
 Period Ended September 30, 2005(c)*                     1.00          --***        --            --***        (--)***
CLASSIC INSTITUTIONAL U.S. GOVERNMENT SECURITIES MONEY MARKET FUND
Institutional Shares
 Period Ended September 30, 2005*                        1.00        0.02           --          0.02         (0.02)
 Period Ended March 31, 2005**                           1.00        0.01           --          0.01         (0.01)
 Year Ended May 31, 2004                                 1.00        0.01           --          0.01         (0.01)
 Year Ended May 31, 2003                                 1.00        0.01           --          0.01         (0.01)
 Year Ended May 31, 2002                                 1.00        0.03           --          0.03         (0.03)
 Year Ended May 31, 2001                                 1.00        0.06           --          0.06         (0.06)
 Year Ended May 31, 2000                                 1.00        0.05           --          0.05         (0.05)
CLASSIC INSTITUTIONAL U.S. TREASURY SECURITIES MONEY MARKET FUND
Institutional Shares
 Period Ended September 30, 2005*                        1.00        0.01           --          0.01         (0.01)
 Period Ended March 31, 2005**                           1.00        0.01           --          0.01         (0.01)
 Year Ended May 31, 2004                                 1.00        0.01           --          0.01         (0.01)
 Year Ended May 31, 2003                                 1.00        0.01           --          0.01         (0.01)
 Year Ended May 31, 2002                                 1.00        0.02           --          0.02         (0.02)
 Year Ended May 31, 2001                                 1.00        0.06           --          0.06         (0.06)
 Year Ended May 31, 2000                                 1.00        0.05           --          0.05         (0.05)
Corporate Trust Shares
 Period Ended September 30, 2005*                        1.00        0.01           --          0.01         (0.01)
 Period Ended March 31, 2005**                           1.00        0.01           --          0.01         (0.01)
 Year Ended May 31, 2004                                 1.00        0.01           --          0.01         (0.01)
 Year Ended May 31, 2003                                 1.00        0.01           --          0.01         (0.01)
 Year Ended May 31, 2002                                 1.00        0.02           --          0.02         (0.02)
 Year Ended May 31, 2001                                 1.00        0.05           --          0.05         (0.05)
 Period Ended May 31, 2000(d)                            1.00        0.05           --          0.05         (0.05)


                                                                                                                        Ratio of
                                                                                                                          Net
                                                      Distributions                    Net                              Expenses
                                                          from            Total       Assets                               to
                                                        Realized        Dividends     Value,             Net Assets,    Average
                                                         Capital           and        End of    Total       End of        Net
                                                          Gains       Distributions   Period   Return+   Period (000)   Assets++
                                                      -------------   -------------   ------   -------   ------------   --------
CLASSIC INSTITUTIONAL CASH MANAGEMENT MONEY MARKET F
Institutional Shares
 Period Ended September 30, 2005*                          $--           $ (0.02)     $1.00     1.54%     $3,062,625      0.17%
 Period Ended March 31, 2005**                              --             (0.01)      1.00     1.43       2,591,527      0.19
 Year Ended May 31, 2004                                    --***          (0.01)      1.00     0.86       2,368,849      0.25
 Year Ended May 31, 2003                                    --             (0.01)      1.00     1.46       2,985,750      0.25
 Year Ended May 31, 2002                                    --             (0.03)      1.00     2.68       3,409,606      0.25
 Year Ended May 31, 2001                                    --             (0.06)      1.00     6.13       3,229,400      0.25
 Year Ended May 31, 2000                                    --             (0.05)      1.00     5.56       2,311,685      0.25
CLASSIC INSTITUTIONAL MUNICIPAL CASH RESERVE MONEY M
Institutional Shares
 Period Ended September 30, 2005(c)*                        --               (--)***   1.00     0.38          55,080      0.16
CLASSIC INSTITUTIONAL U.S. GOVERNMENT SECURITIES MON
Institutional Shares
 Period Ended September 30, 2005*                           --             (0.02)      1.00     1.48         918,266      0.23
 Period Ended March 31, 2005**                              --             (0.01)      1.00     1.36         894,653      0.25
 Year Ended May 31, 2004                                    --             (0.01)      1.00     0.82         858,260      0.27
 Year Ended May 31, 2003                                    --             (0.01)      1.00     1.40       1,040,066      0.26
 Year Ended May 31, 2002                                    --             (0.03)      1.00     2.61       1,025,714      0.27
 Year Ended May 31, 2001                                    --             (0.06)      1.00     5.98         896,189      0.26
 Year Ended May 31, 2000                                    --             (0.05)      1.00     5.39         650,626      0.25
CLASSIC INSTITUTIONAL U.S. TREASURY SECURITIES MONEY
Institutional Shares
 Period Ended September 30, 2005*                           --             (0.01)      1.00     1.43         767,941      0.23
 Period Ended March 31, 2005**                              --             (0.01)      1.00     1.31         697,095      0.25
 Year Ended May 31, 2004                                    --***          (0.01)      1.00     0.77         420,948      0.26
 Year Ended May 31, 2003                                    --***          (0.01)      1.00     1.30         653,340      0.26
 Year Ended May 31, 2002                                    --             (0.02)      1.00     2.28         551,599      0.26
 Year Ended May 31, 2001                                    --             (0.06)      1.00     5.74         580,227      0.27
 Year Ended May 31, 2000                                    --             (0.05)      1.00     5.25         329,725      0.25
Corporate Trust Shares
 Period Ended September 30, 2005*                           --             (0.01)      1.00     1.32       2,240,002      0.44
 Period Ended March 31, 2005**                              --             (0.01)      1.00     1.14       1,825,373      0.44
 Year Ended May 31, 2004                                    --***          (0.01)      1.00     0.57       1,378,551      0.46
 Year Ended May 31, 2003                                    --***          (0.01)      1.00     1.10       1,298,910      0.46
 Year Ended May 31, 2002                                    --             (0.02)      1.00     2.08       1,805,066      0.46
 Year Ended May 31, 2001                                    --             (0.05)      1.00     5.53       1,303,630      0.46
 Period Ended May 31, 2000(d)                               --             (0.05)      1.00     5.02       1,138,541      0.45

                                                       Ratio of
                                                         Net
                                                      Investment    Ratio of
                                                        Income     Expenses to
                                                          to         Average
                                                       Average     Net Assets
                                                         Net       (Excluding
                                                       Assets++    Waivers)++
                                                      ----------   -----------
CLASSIC INSTITUTIONAL CASH MANAGEMENT MONEY MARKET F
Institutional Shares
 Period Ended September 30, 2005*                        3.08%        0.22%
 Period Ended March 31, 2005**                           1.71         0.26
 Year Ended May 31, 2004                                 0.86         0.29
 Year Ended May 31, 2003                                 1.45         0.29
 Year Ended May 31, 2002                                 2.61         0.29
 Year Ended May 31, 2001                                 5.91         0.30
 Year Ended May 31, 2000                                 5.42         0.30
CLASSIC INSTITUTIONAL MUNICIPAL CASH RESERVE MONEY M
Institutional Shares
 Period Ended September 30, 2005(c)*                     2.31         0.18
CLASSIC INSTITUTIONAL U.S. GOVERNMENT SECURITIES MON
Institutional Shares
 Period Ended September 30, 2005*                        2.93         0.23
 Period Ended March 31, 2005**                           1.63         0.26
 Year Ended May 31, 2004                                 0.82         0.29
 Year Ended May 31, 2003                                 1.39         0.29
 Year Ended May 31, 2002                                 2.49         0.30
 Year Ended May 31, 2001                                 5.72         0.29
 Year Ended May 31, 2000                                 5.27         0.29
CLASSIC INSTITUTIONAL U.S. TREASURY SECURITIES MONEY
Institutional Shares
 Period Ended September 30, 2005*                        2.83         0.23
 Period Ended March 31, 2005**                           1.62         0.26
 Year Ended May 31, 2004                                 0.71         0.29
 Year Ended May 31, 2003                                 1.23         0.29
 Year Ended May 31, 2002                                 2.25         0.30
 Year Ended May 31, 2001                                 5.44         0.30
 Year Ended May 31, 2000                                 5.17         0.31
Corporate Trust Shares
 Period Ended September 30, 2005*                        2.63         0.43
 Period Ended March 31, 2005**                           1.38         0.45
 Year Ended May 31, 2004                                 0.51         0.49
 Year Ended May 31, 2003                                 1.05         0.49
 Year Ended May 31, 2002                                 2.11         0.50
 Year Ended May 31, 2001                                 5.38         0.50
 Period Ended May 31, 2000(d)                            4.93         0.49

      See Notes to Financial Highlights and Notes to Financial Statements.

NOTES TO FINANCIAL HIGHLIGHTS

*   Unaudited.

** Effective June 1, 2004, these Funds adopted a change in the amortization and accretion methodology on fixed income securities. (See Note 2.) The cumulative effect of this change in methodology was immaterial to all Funds.

*** Amount less than $0.005.

+ Total return excludes sales charge. Not annualized for periods less than one year.

++  Annualized for periods less than one year.

(a) Commenced operations on May 14, 2002.

(b) Per share data calculated using average shares method.

(c) Commenced operations on August 2, 2005.

(d) Commenced operations on June 3, 1999.

NOTES TO FINANCIAL STATEMENTS
STI CLASSIC FUNDS  September 30, 2005
(Unaudited)

1. Organization

The STI Classic Funds (the "Trust") was organized as a Massachusetts business trust under a Declaration of Trust dated January 15, 1992. The Trust is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company offering 53 funds as of September 30, 2005. The financial statements presented herein are those of the Classic Institutional Short-Term Bond Fund, the Classic Institutional Cash Management Money Market Fund, the Classic Institutional Municipal Cash Reserve Money Market Fund, the Classic Institutional U.S. Government Securities Money Market Fund and the Classic Institutional U.S. Treasury Securities Money Market Fund (each a "Fund" and collectively the "Funds"). The Classic Institutional Short-Term Bond Fund offers I Shares, formerly Institutional Shares. The Classic Institutional Cash Management Money Market Fund, Classic Institutional Municipal Cash Reserve Money Market Fund and Classic Institutional U.S. Government Securities Money Market Fund offer Institutional Shares only. The Classic Institutional U.S. Treasury Securities Money Market Fund offers Institutional Shares and Corporate Trust Shares. The Trust is authorized to issue an unlimited number of shares without par value. Shareholders have no preemptive rights. The financial statements of the remaining funds are presented separately. The assets of each Fund are segregated, and a shareholder's interest is limited to the Fund in which shares are held. The Funds' prospectus provides a description of the Funds' investment objectives, policies and strategies.

Under the Trust's organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. In addition, in the normal course of business, the Trust enters into contracts with its vendors and others that provide for general indemnifications. The Trust's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Trust. However, based on experience, the Trust expects that risk of loss to be remote.

2. Significant Accounting Policies

The following is a summary of significant accounting policies followed by the Trust in the preparation of its financial statements. These policies are in conformity with accounting principles generally accepted in the United States of America ("GAAP"). The preparation of financial statements in accordance with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. The actual results could differ from these estimates.

     Security Valuation -- Debt securities are priced based upon valuations provided by independent, third-party pricing agents, if available. Such values generally reflect the last reported sales price if the security is actively traded. The third-party pricing agents may also value debt securities at an evaluated bid price by employing methodologies that utilize actual market transactions, broker-supplied valuations, or other methodologies designed to identify the market value for such securities. Debt obligations with remaining maturities of sixty days or less may be valued at their amortized cost, which approximates market value. If a security price cannot be obtained from an independent, third-party pricing agent, the Funds' accounting agent will seek to obtain a bid price from at least one independent broker.

     Securities for which market prices are not "readily available" are valued in accordance with Fair Value Procedures established by the Board. The Funds' Fair Value Procedures are performed and monitored by a Fair Value Committee (the "Committee") designated by the Board. Some of the more common reasons that may necessitate that a security be valued using Fair Value Procedures include, but are not limited to: the security's trading has been halted or suspended; the security has been de-listed from a national exchange; the security's primary trading market is temporarily closed at a time when under normal conditions it would be open; or the security's primary pricing source is not able or willing to provide a price. When a security is valued in accordance with the Fair Value Procedures, the Committee determines the value after taking into consideration relevant information reasonably available to the Committee.

STI CLASSIC FUNDS  September 30, 2005
(Unaudited)

     Securities Purchased on a When-Issued Basis -- Delivery and payment for securities that have been purchased by a Fund on a forward commitment or when-issued basis can take place up to a month or more after the transaction date. During this period, such securities are subject to market fluctuations. The purchase of securities on a when-issued basis may increase the volatility of a Fund's net asset value if the Fund makes such investments while remaining substantially fully invested. A Fund records when-issued securities on trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased.

     Security Transactions and Investment Income -- Security transactions are accounted for no later than one business day after trade date. However, for financial reporting purposes, security transactions are reported on trade date. Interest income is recognized on an accrual basis. Costs used in determining net realized gains and losses on the sales of investment securities are those of the specific securities sold adjusted for the accretion or amortization of purchase discounts or premiums during the respective holding period.

     Effective June 1, 2004, the following Funds changed their amortization and accretion methodology on premiums and discounts on fixed income securities in order to conform more closely to Internal Revenue Code requirements. The cumulative effect of the accounting change had no impact on total net assets of each Fund, but resulted in the following reclasses (in thousands):

                                                                    Change in     Change in
                                                                    Interest      Unrealized
                                                                     Income      Depreciation
                                                                    ---------   --------------
      Classic Institutional Short-Term Bond Fund..................     $12           $(12)
      Classic Institutional Cash Management Money Market Fund.....      --             --
      Classic Institutional U.S. Government Securities Money
        Market Fund...............................................      --             --
      Classic Institutional U.S. Treasury Securities Money Market
        Fund......................................................      --             --

     The statement of changes in net assets and financial highlights for prior periods have not been restated to reflect this change in accounting methodology.

     Repurchase Agreements -- The Funds may purchase instruments from financial institutions, such as banks and broker-dealers, subject to the seller's agreement to repurchase them at an agreed upon time and price ("repurchase agreement"). A third party custodian bank takes possession of the underlying securities ("collateral") of a repurchase agreement, the value of which exceeds the principal amount of the repurchase transaction, including accrued interest. In the event of default on the obligation to repurchase, each Fund has the right to liquidate the collateral and apply the proceeds in satisfaction of the obligation. In the event of default or bankruptcy by the counterparty to the agreement, realization and/or retention of the collateral or proceeds may be subject to legal proceedings.

     Redemption Fees -- For Funds other than the money market funds, a redemption fee will be imposed on shares redeemed within seven days of purchase unless the redemption is excluded under the Funds' Redemption Fee Policy. There were no redemption fees imposed for the period ended September 30, 2005.

     Expenses -- Expenses that are directly related to a specific Fund are charged to that Fund. Class specific expenses, such as distribution fees, are borne by that class. Other operating expenses of the Trust are pro-rated to the Funds on the basis of relative net assets or another appropriate basis.

     Classes -- Income, non-class specific expenses and realized/unrealized gains and losses are allocated to the respective classes on the basis of the relative daily net assets.

     Dividends and Distributions to Shareholders -- Dividends and distributions to shareholders are recorded on the ex-dividend date. Dividends from net investment income of each of the Funds are declared daily and paid monthly. Any net realized capital gains on sales of securities are distributed to shareholders at least annually. However, to the extent that net realized capital gains can be offset by capital loss carryovers, such gains will not be distributed.

STI CLASSIC FUNDS  September 30, 2005
(Unaudited)

     The amounts of dividends from net investment income and of distributions from net realized gains are determined in accordance with federal income tax regulations, which may differ from GAAP. These "book/tax" differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature (i.e. paydown reclasses), such amounts are reclassified within the composition of net assets based on their federal tax-basis treatment; temporary differences do not require reclassification.

     Compensating Balances -- If a Fund has a cash overdraft in excess of $100,000 it is required to leave 110% in compensating balance with SunTrust Bank, a wholly-owned subsidiary of SunTrust Banks, Inc., on the following day. If a Fund has a positive cash balance in excess of $100,000 it is allowed to overdraw 90% of the balance with SunTrust Bank on the following business day.

3. Agreements and Other Transactions with Affiliates

     Investment Advisory Agreement -- The Trust and Trusco Capital Management, Inc. (the "Investment Adviser"), a wholly owned subsidiary of SunTrust Banks, Inc., have entered into advisory agreements.

     Under revised terms of the agreements dated August 1, 2005, the Funds charged the following annual fees which are computed daily and paid monthly based upon average daily net assets. Net fees paid are for the period August 1, 2005 through September 30, 2005:

                                                                    Maximum Annual   Net Fees
                                                                     Advisory Fee      Paid
                                                                    --------------   --------
      Classic Institutional Short-Term Bond Fund..................       0.40%         0.22%
      Classic Institutional Cash Management Money Market Fund.....       0.13          0.12
      Classic Institutional Municipal Cash Reserve Money Market
        Fund......................................................       0.15          0.15
      Classic Institutional U.S. Government Securities Money
        Market Fund...............................................       0.15          0.14
      Classic Institutional U.S. Treasury Securities Money Market
        Fund......................................................       0.15          0.15

     Breakpoints will be used in computing the advisory fee. The full fee will be charged on average daily net assets of the Classic Institutional Short-Term Bond Fund up to $500 million, a discount of 5% on the next $500 million, and a discount of 10% over $1 billion. The full fee will be charged on average daily net assets of the Classic Institutional Cash Management Money Market Fund, Classic Institutional Municipal Cash Reserve Money Market Fund, Classic Institutional U.S. Government Securities Money Market Fund and Classic Institutional U.S. Treasury Securities Money Market Fund up to $1 billion, a discount of 5% on the next $1.5 billion, a discount of 10% on the next $2.5 billion, and a discount of 20% over $5 billion.

     The Investment Adviser has contractually agreed, until August 1, 2006, to waive fees and/or reimburse each Fund to the extent necessary to maintain each Fund's Total Fund Operating Expenses as noted below:

                                                                     Total Operating
                                                                         Expense
                                                                     ---------------
      Classic Institutional Short-Term Bond Fund..................        0.49%
      Classic Institutional Cash Management Money Market Fund.....        0.17
      Classic Institutional Municipal Cash Reserve Money Market
        Fund......................................................        0.20
      Classic Institutional U.S. Government Securities Money
        Market Fund...............................................        0.20
      Classic Institutional U.S. Treasury Securities Money Market
        Fund, Institutional Shares................................        0.20
      Classic Institutional U.S. Treasury Securities Money Market
        Fund, Corporate Trust Shares..............................        0.45

STI CLASSIC FUNDS  September 30, 2005
(Unaudited)

     Prior to August 1, 2005, the Funds charged the following annual fees which were computed daily and paid monthly based upon average daily net assets. Net fees paid are for the period April 1, 2005 through July 31, 2005:

                                                                    Maximum Annual   Net Fees
                                                                     Advisory Fee      Paid
                                                                    --------------   --------
      Classic Institutional Short-Term Bond Fund..................       0.60%         0.33%
      Classic Institutional Cash Management Money Market Fund.....       0.20          0.13
      Classic Institutional U.S. Government Securities Money
        Market Fund...............................................       0.20          0.20
      Classic Institutional U.S. Treasury Securities Money Market
        Fund......................................................       0.20          0.20

     Administration, Fund Accounting and Transfer Agency Agreement -- The Trust and BISYS Fund Services Ohio, Inc. (the "Administrator") are parties to a Master Services Agreement, under which the Administrator provides administrative, fund accounting and transfer agent services for an annual fee (expressed as a percentage of the combined average daily net assets of the Trust and STI Classic Variable Trust) of: 0.0275% up to $25 billion, 0.0225% on the next $5 billion and 0.0175% for over $30 billion plus an additional class fee of $2,500 per class per annum, applicable to each additional class of shares over 145 classes of shares. The Administrator has agreed to voluntarily waive a portion of its fees, which are shown on the Statements of Operations.

     Per the Master Services Agreement, the Administrator has agreed to pay a total of $325,000 per annum towards the insurance premiums payable annually by the Trust and the STI Classic Variable Trust. $300,000 will be paid towards the premium for the Directors and Officers Liability/Errors and Omissions Insurance Policy, and $25,000 will be paid towards the premium for the Fidelity Bond Policy.

     Distribution Agreement -- The Trust and BISYS Fund Services Limited Partnership (the "Distributor") are parties to a Distribution Agreement. The Distributor will receive no fees for its distribution services under this agreement for the Institutional and Corporate Trust Shares of any Fund.

     Shareholder Servicing Agreement -- The Classic Institutional U.S. Treasury Securities Money Market Fund has adopted a Shareholder Services Plan for the Corporate Trust Shares. The Fund pays SunTrust Bank ("SunTrust") a monthly shareholder services fee at an annual rate of up to 0.25% of the average daily net assets of the Fund's Corporate Trust Shares, computed daily and paid monthly, which may be used by SunTrust to provide compensation to service providers that have agreed to provide shareholder support services for their customers who own Corporate Trust Shares of the Fund. The Fund paid SunTrust an annual rate of 0.20% from April 1, 2005 to July 31, 2005, and 0.25% from August 1, 2005 to September 30, 2005.

     Custodian Agreement -- SunTrust Bank acts as Custodian for all of the Funds. The Custodian is paid on the basis of net assets and transaction costs of the Funds. The Custodian plays no role in determining the investment policies of the Trust or which securities are to be purchased or sold in the Funds.

     Other -- Certain officers of the Trust are also officers of the Adviser, Administrator and/or the Distributor. Such officers receive no fees from the Trust for serving as officers of the Trust. Each of the nine trustees are compensated $43,000 annually ($387,000 total) and the Chairman of the Board receives $50,000 annually in meeting and retainer fees, plus the reimbursement for certain expenses incurred. If the trustees take part in a special telephonic meeting, the Chairman receives an additional $2,500 and each trustee receives an additional $2,000. Several trustees are also part of an Audit Committee and/or a Governance and Nominating Committee. Each trustee that is part of one of these committees receives a fee of $1,000 per meeting attended and the Chairman of each Committee receives $1,500. Trusco Capital Management, Inc. provides an employee to serve as Chief Compliance Officer for the Trust and provide certain related services, and receives an annual fee for this service of $120,000. In addition, the Administrator provides an employee and staff to assist the Chief Compliance Officer for the Trust, including providing certain related services, and will receive a fee for these services of $150,000. Both fees are allocated across the assets of the Trust and the STI Classic Variable Trust. For the period ended September 30, 2005, the total related amounts paid by the Trust were $257,203.

STI CLASSIC FUNDS  September 30, 2005
(Unaudited)

     The Trust has entered into an agreement with SunTrust Robinson Humphrey, a division of SunTrust Capital Markets, Inc., which is a direct non-bank subsidiary of SunTrust Banks, Inc., to act as an agent in placing repurchase agreements for the Trust. For the period ended September 30, 2005, the following Funds paid SunTrust Robinson Humphrey, through a reduction in the yield, earned by the Funds on those repurchase agreements (in thousands):

                                                                     Fees
                                                                     ----
      Classic Institutional Cash Management Money Market Fund.....   $ 66
      Classic Institutional U.S. Government Securities Money
        Market Fund...............................................     55
      Classic Institutional U.S. Treasury Securities Money Market
        Fund......................................................    454

4. Investment Transactions

The cost of purchases and the proceeds from sales and maturities of securities, excluding short-term investments and U.S. government securities, for the period ended September 30, 2005, were as follows (in thousands):

                                                                            Sales and
                                                              Purchases    Maturities
                                                              ----------   -----------
Classic Institutional Short-Term Bond Fund..................  $2,908,661   $12,263,533

The cost of purchases and proceeds from sales and maturities of long-term U.S. government securities, for the period ended September 30, 2005, were as follows (in thousands):

                                                                          Sales and
                                                              Purchases   Maturities
                                                              ---------   ----------
Classic Institutional Short-Term Bond Fund..................  $487,631     $518,408

5. Federal Tax Policies and Information

It is the policy of each Fund to continue to qualify as a regulated investment company by complying with the provisions available to certain investment companies as defined in applicable sections of the Internal Revenue Code, and to make distributions from net investment income and from net realized gains sufficient to relieve it from all, or substantially all, federal income taxes. Withholding taxes on foreign dividends have been paid or provided for in accordance with applicable country's tax rules and rates.

At September 30, 2005, the total cost of securities and the net realized gains or losses on securities sold for Federal income tax purposes were different from amounts reported for financial reporting purposes generally due to wash sales which cannot be used for Federal income tax purposes in the current year and have been deferred for use in future years. The Federal tax cost and aggregate gross unrealized appreciation and depreciation for securities held by the Funds at September 30, 2005, are presented on each Fund's Schedule of Portfolio Investments.

As of the latest tax year end of March 31, 2005, the following Funds had net capital loss carryovers to offset future net capital gains, if any, to the extent provided by the Treasury regulations. To the extent that these carryovers are used to offset future gains, it is probable that the gains so offset will not be distributed to shareholders (in thousands):

                                                               Expires
Fund                                                             2013
----                                                           --------
Classic Institutional Short-Term Bond Fund..................   $ 22,178
Classic Institutional U.S. Treasury Securities Money Market
  Fund......................................................    156,332

6. Portfolio Investment Risks

The Classic Institutional Cash Management Money Market Fund, the Classic Institutional Municipal Cash Reserve Money Market Fund, the Classic Institutional U.S. Government Securities Money Market Fund and

NOTES TO FINANCIAL STATEMENTS (concluded)
STI CLASSIC FUNDS  September 30, 2005
(Unaudited)

the Classic Institutional U.S. Treasury Securities Money Market Fund invest primarily in money market instruments maturing in 397 days or less whose ratings are within one of the two highest ratings categories assigned by a nationally recognized statistical rating agency, or, if not rated, are believed to be of comparable quality. The ability of the issuers of the securities held by the Fund to meet their obligations may be affected by economic developments in a specific industry, state or region.

Certain securities are backed by letters of credit from various financial institutions and financial guaranty assurance agencies. These letters of credit enhance the credit quality of the individual securities; however, if any of the financial institutions or financial guaranty assurance agencies' credit quality should deteriorate, it could cause the individual security's credit quality to change. Additionally, if any of the Funds concentrate their letters of credit in any one financial institution, the risk of credit quality deterioration increases.

The Funds hold certain securities whereby the issuer operates under a congressional charter; these securities (Federal Home Loan Mortgage Corporation, Federal Home Loan Bank and Federal National Mortgage Association) are neither issued nor guaranteed by the U.S. government. If needed, access to additional funding from the U.S. Treasury (beyond the issuer's line of credit), would require congressional action.

7. Securities Lending

The Classic Institutional Short-Term Bond Fund may lend portfolio securities to brokers, dealers and other financial organizations that meet capital and other credit requirements or other criteria established by the Trust's Board. These loans may not exceed either (i) 50% of the sum of the market value of all securities of the Fund and the market value of the loan collateral or (ii) 33.33% of the total market value of all securities of the Fund. No Fund will lend portfolio securities to its investment adviser or its affiliates unless it has applied for and received specific authority to do so from the Securities and Exchange Commission. Loans of portfolio securities will be fully collateralized by cash. The value of the collateral is initially at least 102% of the market value of the securities loaned, and is maintained in an amount equal to at least 100% thereafter. However, due to market fluctuations during the day, the value of securities loaned on a particular day may, during the course of the day, exceed the value of collateral. On each business day, the amount of collateral is adjusted based on the prior day's market fluctuations and the current day's lending activity. Income from lending activity is determined by the amount of interest earned on collateral, less any amounts payable to the borrowers of the securities and the lending agent. Lending securities involves certain risks, including the risk that the Fund may be delayed or prevented from recovering the collateral if the borrower fails to return the securities.

Cash collateral received in connection with securities lending is invested in the CSFB Enhanced Liquidity Portfolio (the "Portfolio"). This investment consists of money market instruments including money market mutual funds registered under the Investment Company Act of 1940, commercial paper, repurchase agreements and U.S. Agency Obligations. At September 30, 2005, the Portfolio was invested in money market mutual funds, certificates of deposit, commercial paper, repurchase agreements, U.S. Agency Obligations and corporate bonds (with interest rates ranging from 3.63% to 4.12% and maturity dates ranging from 10/03/05 to 09/15/11).

The Funds paid fees for security lending from the period ended September 30, 2005, which have been netted against the Security Lending Income on the Statement of Operations. These fees are presented below (in thousands):

                                                               Fees
                                                               ----
Classic Institutional Short-Term Bond Fund..................    $3

8. Subsequent Event

On October 31, 2005, the assets of the Institutional Short-Term Bond Fund were acquired by the Short-Term Bond Fund.

TRUSTEES AND OFFICERS OF THE STI CLASSIC FUNDS
(Unaudited)
Information pertaining to the trustees of the Trust is set forth below. Trustees who are not deemed to be "interested persons" of the Trust as defined in the 1940 Act are referred to as "Independent Trustees." Trustees who are deemed to be "interested persons" of the Trust are referred to as "Interested Trustees." Messrs. Courts and Ridley are Trustees who may be deemed to be "interested persons" of the Trust.
--------------------------------------------------------------------------------

                                                                                           NUMBER OF
                                                                                           PORTFOLIOS
                                                                                             IN THE
                                          TERM OF                                           STI FUND
                         POSITION(S)     OFFICE AND                 PRINCIPAL               COMPLEX
     NAME, ADDRESS,       HELD WITH      LENGTH OF                OCCUPATION(S)             OVERSEEN
     DATE OF BIRTH        THE GROUP     TIME SERVED          DURING THE PAST 5 YEARS       BY TRUSTEE
------------------------------------------------------------------------------------------------------
INTERESTED TRUSTEES:*
Richard W. Courts, II     Trustee      Indefinite;      Chairman, Atlantic Investment          60
3435 Stelzer Road                      since November   Company
Columbus, OH 43219                     2001
DOB 01/18/36
------------------------------------------------------------------------------------------------------
Clarence H. Ridley        Trustee      Indefinite;      Chairman, Haverty Furniture            60
3435 Stelzer Road                      since November   Companies; Partner, King and
Columbus, OH 43219                     2001             Spaulding LLP (law firm) (1977 to
DOB 06/03/42                                            2000)
------------------------------------------------------------------------------------------------------
INDEPENDENT TRUSTEES:
Thomas Gallagher          Trustee      Indefinite;      President, CEO, Genuine Parts          60
3435 Stelzer Road                      since May 2000   Company
Columbus, OH 43219
DOB 11/25/47
------------------------------------------------------------------------------------------------------
F. Wendell Gooch          Trustee      Indefinite;      Retired                                60
3435 Stelzer Road                      since May 1992
Columbus, OH 43219
DOB 12/03/32
------------------------------------------------------------------------------------------------------
Connie D. McDaniel        Trustee      Indefinite;      Vice President and Controller,         60
3435 Stelzer Road                      since May 2005   The Coca-Cola Company
Columbus, OH 43219
DOB 04/10/58
------------------------------------------------------------------------------------------------------
James O. Robbins          Trustee      Indefinite;      President, CEO, Cox                    60
3435 Stelzer Road                      since May 2000   Communications, Inc.
Columbus, OH 43219
DOB 07/04/42
------------------------------------------------------------------------------------------------------
Jonathan T. Walton        Trustee      Indefinite;      Retired                                60
3435 Stelzer Road                      since February
Columbus, OH 43219 DOB                 1998
03/28/30
------------------------------------------------------------------------------------------------------
Sidney E. Harris          Trustee      Indefinite;      Professor (since 2004) and Dean        60
3435 Stelzer Road                      since November   (1997-2004), J. Mack Robinson
Columbus, OH 43219                     2004             College of Business, Georgia
DOB 07/21/49                                            State University
------------------------------------------------------------------------------------------------------
Warren Y. Jobe            Trustee      Indefinite;      Retired. EVP, Georgia Power            60
3435 Stelzer Road                      since November   Company and SVP, Southern Company
Columbus, OH 43219                     2004             (1998-2001)
DOB 11/12/40
------------------------------------------------------------------------------------------------------
Charles D. Winslow        Trustee      Indefinite;      Retired. Formerly Partner,             60
3435 Stelzer Road                      since November   Accenture (consulting)
Columbus, OH 43219                     2004
DOB 07/13/35
------------------------------------------------------------------------------------------------------


                                     OTHER
     NAME, ADDRESS,              DIRECTORSHIPS
     DATE OF BIRTH              HELD BY TRUSTEE
------------------------------------------------------------------------------------------------------
INTERESTED TRUSTEES:*
Richard W. Courts, II     Cousins Properties, Inc.;
3435 Stelzer Road         Genuine Parts Company;
Columbus, OH 43219        Piedmont Medical Center;
DOB 01/18/36              SunTrust Bank; Courts
                          Foundation; J. Bulow
                          Campbell Foundation
------------------------------------------------------------------------------------------------------
Clarence H. Ridley        Crawford & Co.
3435 Stelzer Road
Columbus, OH 43219
DOB 06/03/42
------------------------------------------------------------------------------------------------------
INDEPENDENT TRUSTEES:
Thomas Gallagher          NAPA; Genuine Parts Company;
3435 Stelzer Road         Stone Mountain Industrial
Columbus, OH 43219        Park; The Lovett School;
DOB 11/25/47              Oxford Industries, Inc.
------------------------------------------------------------------------------------------------------
F. Wendell Gooch          SEI Family of Funds
3435 Stelzer Road
Columbus, OH 43219
DOB 12/03/32
------------------------------------------------------------------------------------------------------
Connie D. McDaniel        None
3435 Stelzer Road
Columbus, OH 43219
DOB 04/10/58
------------------------------------------------------------------------------------------------------
James O. Robbins          Cox Communications; National
3435 Stelzer Road         Cable and Telecommunications
Columbus, OH 43219        Association; Discovery
DOB 07/04/42              Channel; Cable Labs; C-SPAN;
                          St. Paul's School
------------------------------------------------------------------------------------------------------
Jonathan T. Walton        Detroit Riverfront
3435 Stelzer Road         Conservancy
Columbus, OH 43219 DOB
03/28/30
------------------------------------------------------------------------------------------------------
Sidney E. Harris          ServiceMaster Company; Total
3435 Stelzer Road         System Services, Inc.;
Columbus, OH 43219        Transamerica Investors, Inc.
DOB 07/21/49              (13 Mutual Funds)
------------------------------------------------------------------------------------------------------
Warren Y. Jobe            WellPoint, Inc.; UniSource
3435 Stelzer Road         Energy Corp.; HomeBanc Corp.
Columbus, OH 43219
DOB 11/12/40
------------------------------------------------------------------------------------------------------
Charles D. Winslow        None
3435 Stelzer Road
Columbus, OH 43219
DOB 07/13/35
------------------------------------------------------------------------------------------------------

* Mr. Courts may be deemed an Interested Trustee because of his directorships with affiliates of the Adviser. Mr. Ridley may be deemed an Interested Trustee because of a material business relationship with the parent of the Adviser.

TRUSTEES AND OFFICERS OF THE STI CLASSIC FUNDS
(Unaudited)

                                                       TERM OF
                              POSITION(S)            OFFICE AND
     NAME, ADDRESS,            HELD WITH              LENGTH OF                         PRINCIPAL OCCUPATION(S)
     DATE OF BIRTH             THE GROUP             TIME SERVED                        DURING THE PAST 5 YEARS
--------------------------------------------------------------------------------------------------------------------------------
OFFICERS:
R. Jeffrey Young           President            One-year;               Senior Vice President, Relationship Management, BISYS
3435 Stelzer Road                               since July 2004         Fund Services (since 2002); Vice President, Client
Columbus, OH 43219                                                      Services, BISYS Fund Services; (1997-2002)
DOB 08/22/64
--------------------------------------------------------------------------------------------------------------------------------
Deborah A. Lamb            Executive Vice       One-year;               Chief Compliance Officer and Executive Vice President,
50 Hurt Plaza              President,           since September 2004;   STI Classic Funds and Variable Trust (2004-present);
Atlanta, GA 30303          Assistant            since November 2003;    Managing Director, Trusco Capital Management, Inc.
DOB 10/02/52               Secretary; Chief     since August 2004       (since 2003); President, Investment Industry
                           Compliance Officer   (respectively)          Consultants, LLC (since 2000); Director of Compliance,
                                                                        INVESCO, Inc. (1995-2000)
--------------------------------------------------------------------------------------------------------------------------------
David L. Hughes            Treasurer, Chief     One-year;               Vice President, Fund Administration, BISYS Fund Services
3435 Stelzer Road          Financial Officer    since May 2005          (since 2005); Assistant Vice President, Evergreen
Columbus, OH 43219                                                      Investments (2000-2004); Fund Accounting Manager,
DOB 01/25/63                                                            Fidelity Investments (1998-2000)
--------------------------------------------------------------------------------------------------------------------------------
Cynthia J. Surprise        Secretary and        One-year;               Senior Counsel, Legal Services, BISYS Fund Services
3435 Stelzer Road          Chief Legal          since February 2005     (since 2004); Director and Counsel, Investors Bank &
Columbus, OH 43219         Officer                                      Trust Company (1999-2004)
DOB 07/08/46
--------------------------------------------------------------------------------------------------------------------------------
Alaina V. Metz             Assistant            One-year;               Vice President, Blue Sky Compliance, BISYS Fund Services
3435 Stelzer Road          Secretary            Since July 2004         (since 2002); Chief Administrative Officer, Blue Sky
Columbus, OH 43219                                                      Compliance, BISYS Fund Services (1995-2002)
DOB 04/07/67
--------------------------------------------------------------------------------------------------------------------------------
Jennifer English           Assistant            One-year;               Assistant Counsel, Legal Services, BISYS Fund Services
3435 Stelzer Road          Secretary            Since November 2005*    (since 2005); Assistant Counsel, PFPC, Inc. (2002-2005);
Columbus, OH 43219                                                      Associate Legal Product Manager, Fidelity Investments
DOB 03/05/72                                                            (2001); Regulatory Specialist, Wellington Management
                                                                        Company, LLP (1998-2001)
--------------------------------------------------------------------------------------------------------------------------------
Marc Parsons               Assistant            One-year;               Counsel, Legal Services, BISYS Fund Services (since
3435 Stelzer Road          Secretary            Since November 2005*    2004); Counsel, MetLife Advisors, LLC (2000-2004)
Columbus, OH 43219
DOB 09/27/69
--------------------------------------------------------------------------------------------------------------------------------

* Elected at the Board of Trustees meeting on November 18, 2005.

ADDITIONAL INFORMATION
(Unaudited)
BOARD CONSIDERATION AND APPROVAL OF INVESTMENT ADVISORY AGREEMENTS

The continuance of the Trust's investment advisory agreements with Trusco Capital Management, Inc. (the "Adviser") must be specifically approved at least annually (i) by the vote of the Trustees or by a vote of the shareholders of the Funds and (ii) by the vote of a majority of the Trustees who are not parties to the agreements or "interested persons" of any party thereto, as defined in the Investment Company Act 1940, cast in person at a meeting called for the purpose of voting on such approval. Each year, the Board of Trustees calls and holds a meeting to decide whether to renew the Trust's advisory agreements for the upcoming year. In preparation for the meeting, the Board requests and reviews a wide variety of information from the Adviser. The Trustees use this information, as well as other information that the Adviser and other service providers may submit to the Board, to help them decide whether to renew the agreements for another year.

In considering the renewal of the agreements this year, the Board requested and received material from the Adviser in preparation for a special meeting of the Board held on April 25, 2005, and requested and reviewed additional material from the Adviser in preparation for its quarterly meeting held on May 17, 2005, at which it specifically considered the renewal of the agreements. Such material included, among other things, information about: (a) the quality of the Adviser's investment management and other services; (b) the Adviser's investment management personnel; (c) the Adviser's operations and financial condition; (d) the Adviser's brokerage practices (including any soft dollar arrangements) and investment strategies; (e) the level of the advisory fees that the Adviser charges the Funds compared with the fees it charges to comparable mutual funds or accounts; (f) the Funds' overall fees and operating expenses compared with similar mutual funds; (g) the level of the Adviser's profitability from their Fund-related operations; (h) the Adviser's compliance systems; (i) the Adviser's policies and procedures for personal securities transactions; (j) the Adviser's reputation, expertise and resources in domestic financial markets; and (k) the Funds' performance compared with similar mutual funds. At the meetings, representatives from the Adviser presented additional oral and written information to the Board to help the Board evaluate the Adviser's fees and other aspects of the agreements.

Of particular focus at the meetings was the Adviser's proposed reduction in advisory fees for several of the Funds and the proposed introduction of breakpoints into the fee schedules to ensure continued reduction in advisory fees as the Funds experience economies of scale. The Board considered the Adviser's stated goals, which are to meet regulatory guidelines, increase marketability, reduce shareholder expenses, and enhance performance. The Board reviewed a presentation regarding the current and proposed fees compared to the Lipper median advisory fees. The Board noted that the proposed fee structure would help to bring the Funds' advisory fees more in line with the Lipper medians and would be expected to be the primary mechanism for achieving comparable expenses.

In addition, the Board focused on the performance of the Funds, including any periods of outperformance or underperformance compared to relevant benchmarks and Lipper peer group categories. In evaluating performance, the Board received and reviewed information regarding the composition of the peer group and selection criteria, as well as market risk and shareholder risk expectations for each Fund. The Board considered all of the information provided by the Adviser regarding the Funds' performance and noted the Adviser's explanation regarding performance issues resulting from the current investment environment.

Based on the Board's deliberations and its evaluation of the information described above, the Board, including all of the Independent Trustees, unanimously: (a) concluded that terms of the agreements are fair and reasonable;
(b) concluded that the Adviser's fees are reasonable in light of the services that the Adviser provides to the Trust; and (c) agreed to renew the agreements for another year.

ADDITIONAL INFORMATION
(Unaudited)

The Board made these determinations on the basis of the following considerations, among others:

- The agreements reflect a decrease in the advisory fees for several of the Funds, did not increase the advisory fees for the remaining Funds and, in combination with contractual expense caps for the Funds, result in an overall decrease in expense levels.

- The advisory fees payable to the Adviser under the agreements are fair and reasonable in light of the services to be provided, the anticipated costs of these services, the profitability of the Adviser's relationship with the Funds, as well as the profitability of other asset management companies, and the comparability of the proposed fees to those paid by comparable mutual funds.

- The nature, quality and extent of the investment advisory services provided by the Adviser, in light of the high quality services provided to the other mutual funds advised by the Adviser and their historic performance. The Board's opinion was also based on the periodic reports it receives from the Adviser regarding adherence to investment policies and restrictions, policies on personal securities transactions, and compliance policies and procedures generally.

- The performance of each Fund relative to its peer group and appropriate indices/benchmarks and in light of total return, yield, and market trends.

- The Adviser's representation regarding its staffing and capabilities to manage the Funds, including the retention of personnel with significant portfolio management experience.

- The nature, quality and extent of the administrative and other non-investment management services provided to the Funds by the Adviser.

- The Adviser's entrepreneurial commitment to the management and success of the Funds, which could entail a substantial commitment of resources to the successful operation of the Funds.

- The overall quality of the personnel, operations, financial condition, investment management capabilities, methodologies, and performance of the Adviser.

ADDITIONAL INFORMATION
(Unaudited)

Expense Examples

As a Fund shareholder, you incur two types of costs: (1) transaction costs, including redemption fees; (2) ongoing costs, including management fees; distribution (and service) fees; and other Fund expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in a Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

These examples are based on an investment of $1,000 invested at the beginning of the period and held for the entire period from April 1, 2005 through September 30, 2005.

Actual Expenses

The table below provides information about actual account values and actual expenses. You may use the information below, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

                                                              Beginning        Ending         Expense Paid        Expense Ratio
                                                            Account Value   Account Value    During Period*      During Period**
                                                              04/01/05         9/30/05      04/01/05-9/30/05    04/01/05-9/30/05
                                                            -------------   -------------   -----------------   -----------------
Classic Institutional Short-Term
  Bond Fund........................  I Shares                 $1,000.00       $1,012.70           $2.57               0.51%
Classic Institutional Cash
  Management Money Market Fund.....  Institutional Shares      1,000.00        1,015.40            0.86               0.17
Classic Institutional Municipal
  Cash Reserve Money Market Fund
  (a)..............................  Institutional Shares      1,000.00        1,003.80            0.26               0.16
Classic Institutional U.S.
  Government Securities Money
  Market Fund......................  Institutional Shares      1,000.00        1,014.80            1.16               0.23
Classic Institutional U.S. Treasury
  Securities Money Market Fund.....  Institutional Shares      1,000.00        1,014.30            1.16               0.23
                                     Corporate Trust           1,000.00        1,013.20            2.22               0.44
                                     Shares

---------------

* Expenses are equal to the average account value times the Fund's annualized expense ratio multiplied by the number of days in the most recent fiscal half-year divided by the number of days in the fiscal year.

** Annualized.

(a) Information shown reflects values for the period from August 2, 2005 (commencement of operations) to September 30, 2005 and has been calculated using expense ratios and rates of return for the same time period.

Hypothetical Example

The table below provides information about hypothetical account values and hypothetical expenses based on a Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

                                                              Beginning        Ending         Expense Paid        Expense Ratio
                                                            Account Value   Account Value    During Period*      During Period**
                                                              04/01/05         9/30/05      04/01/05-9/30/05    04/01/05-9/30/05
                                                            -------------   -------------   -----------------   -----------------
Classic Institutional Short-Term
  Bond Fund........................  I Shares                 $1,000.00       $1,022.51           $2.59               0.51%
Classic Institutional Cash
  Management Money Market Fund.....  Institutional Shares      1,000.00        1,024.22            0.86               0.17

ADDITIONAL INFORMATION
(Unaudited)

                                                              Beginning        Ending         Expense Paid        Expense Ratio
                                                            Account Value   Account Value    During Period*      During Period**
                                                              04/01/05         9/30/05      04/01/05-9/30/05    04/01/05-9/30/05
                                                            -------------   -------------   -----------------   -----------------
Classic Institutional Municipal
  Cash Reserve Money Market Fund
  (a)..............................  Institutional Shares     $1,000.00       $1,024.27           $0.81               0.16%
Classic Institutional U.S.
  Government Securities Money
  Market Fund......................  Institutional Shares      1,000.00        1,023.92            1.17               0.23
Classic Institutional U.S. Treasury
  Securities Money Market Fund.....  Institutional Shares      1,000.00        1,023.92            1.17               0.23
                                     Corporate Trust           1,000.00        1,022.86            2.23               0.44
                                     Shares

---------------

* Expenses are equal to the average account value times the Fund's annualized expense ratio multiplied by the number of days in the most recent fiscal half-year divided by the number of days in the fiscal year.

** Annualized.

(a) Information shown reflects values using the expense ratios for the period from August 2, 2005 (commencement of operations) to September 30, 2005 and has been annualized to reflect values for the period April 1, 2005 to September 30, 2005.

PROXY VOTING

Information regarding the policies and procedures that the Funds use to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling 1-800-428-6970. The information also is included in the Funds' Statement of Additional Information, which is available on the Funds' website at www.sticlassicfunds.com and on the Securities and Exchange Commission's website at www.sec.gov.

Information relating to how each Fund voted proxies relating to portfolio securities held during the most recent twelve months ended June 30 is available on the Funds' website at www.sticlassicfunds.com and on the Securities and Exchange Commission's website at www.sec.gov.

PORTFOLIO HOLDINGS INFORMATION

The Funds file a complete list of their portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available free of charge on the Securities and Exchange Commission's website at www.sec.gov. You may also review or, for a fee, copy those documents by visiting the Securities and Exchange Commission's Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling the Securities and Exchange Commission at 1-800-SEC-0330.

                               INVESTMENT ADVISER:
                         Trusco Capital Management, Inc.


                This information must be preceded or accompanied
              by a current prospectus for each Fund described. An
                 investor should consider the Fund's investment
            objectives, risks, charges and expenses carefully before
              investing or sending money. This and other important
                information about STI Classic Funds can be found
              in the Fund's prospectus. For additional information
                 please call 1-800-428-6970, option 1, or visit
              www.sticlassicfunds.com. Please read the prospectus
                          carefully before investing.


                                  DISTRIBUTOR:
                     BISYS Fund Services Limited Partnership


             -----------------------------------------------------

             Not FDIC Insured - No Bank Guarantee - May Lose Value

             -----------------------------------------------------





                            [STI CLASSIC FUNDS LOGO]


                                                                   STI-SAIN-0905
                                                                           12/05

ITEM 2. CODE OF ETHICS.

     NOT APPLICABLE -- ONLY FOR ANNUAL REPORTS.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

NOT APPLICABLE -- ONLY FOR ANNUAL REPORTS.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

NOT APPLICABLE -- ONLY FOR ANNUAL REPORTS.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

NOT APPLICABLE.

ITEM 6. SCHEDULE OF INVESTMENTS.

NOT APPLICABLE.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

NOT APPLICABLE.

ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

NOT APPLICABLE.

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

NOT APPLICABLE.

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

NOT APPLICABLE.



ITEM 11. CONTROLS AND PROCEDURES.

(a)The registrant's principal executive officer and principal financial officer have concluded, based on their evaluation of the registrant's disclosure controls and procedures as conducted within 90 days of the filing date of this report, that these disclosure controls and procedures are adequately designed and are operating effectively to ensure that information required to be disclosed by the registrant on Form N-CSR is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b)There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d)) that occurred during the second fiscal quarter of the period covered by this report that have materially affected or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 12. EXHIBITS.

(a)(1)

NOT APPLICABLE - ONLY EFFECTIVE FOR ANNUAL REPORTS.

(a)(2) CERTIFICATIONS PURSUANT TO RULE 30a-2(a) ARE ATTACHED HERETO.

(a)(3) NOT APPLICABLE.

(b) CERTIFICATIONS PURSUANT TO RULE 30a-2(b) ARE FURNISHED HEREWITH.



                                   SIGNATURES

         Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) STI Classic Funds
             ------------------------------------------------------------------

By (Signature and Title)*           /s/ David Hughes, Treasurer
                         ------------------------------------------------------

Date December 6, 2005
     --------------------------------------------------------------------------

         Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*           /s/ David Hughes, Treasurer
                         ------------------------------------------------------

Date December 6, 2005
     ---------------------------------------------


By (Signature and Title)*           /s/ R. Jeffrey Young, President
                         ------------------------------------------------------

Date December 6, 2005
     ------------------------------------



* Print the name and title of each signing officer under his or her signature.